UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4008

Fidelity Investment Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® International Small Cap Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® International Small Cap Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	20.9%
United Kingdom	16.6%
Canada	6.1%
United States of America*	5.7%
Australia	5.4%
Taiwan	4.2%
France	3.6%
Cayman Islands	3.3%
Netherlands	2.8%
Other	31.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	94.3
Short-Term Investments and Net Other Assets (Liabilities)	5.7

Top Ten Stocks as of April 30, 2018

% of fund's net assets
LivaNova PLC (United Kingdom, Health Care Equipment & Supplies)	1.1
S Foods, Inc. (Japan, Food Products)	1.1
Cineworld Group PLC (United Kingdom, Media)	1.0
PALTAC Corp. (Japan, Distributors)	0.9
Inghams Group Ltd. (Australia, Food Products)	0.9
Ship Healthcare Holdings, Inc. (Japan, Health Care Providers & Services)	0.9
Yamada Consulting Group Co. Ltd. (Japan, Professional Services)	0.9
JSR Corp. (Japan, Chemicals)	0.8
Paramount Bed Holdings Co. Ltd. (Japan, Health Care Equipment & Supplies)	0.8
Iida Group Holdings Co. Ltd. (Japan, Household Durables)	0.8
9.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	18.5
Consumer Discretionary	16.1
Financials	13.2
Information Technology	9.8
Consumer Staples	9.4
Materials	9.1
Health Care	7.8
Real Estate	5.4
Energy	4.2
Utilities	0.8

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 5.4%
Aub Group Ltd.	842,699	$8,910,490
Austal Ltd.	3,090,176	4,100,048
Challenger Ltd.	733,703	5,931,965
GUD Holdings Ltd.	1,620,164	15,392,023
Hansen Technologies Ltd.	1,184,292	3,816,380
Imdex Ltd. (a)	14,676,164	13,685,594
Inghams Group Ltd. (b)	7,044,815	19,877,203
Nanosonics Ltd. (a)(b)	4,155,779	7,483,669
Pact Group Holdings Ltd. (c)	3,120,432	13,286,704
Reckon Ltd. (a)	5,088,250	4,892,901
Servcorp Ltd.	2,706,893	9,725,561
Sigma Healthcare Ltd.	14,870,654	8,640,981
SomnoMed Ltd. (a)(b)	2,282,021	4,974,448

TOTAL AUSTRALIA		120,717,967

Austria - 1.8%
Andritz AG	209,932	11,296,579
IMMOFINANZ Immobilien Anlagen AG	5,519,743	14,491,105
Wienerberger AG	576,900	14,560,287

TOTAL AUSTRIA		40,347,971

Belgium - 0.6%
Barco NV	108,083	13,991,855
Bermuda - 1.8%
BW Offshore Ltd. (a)	1,659,938	9,083,589
China Resource Gas Group Ltd.	3,290,000	12,099,326
Hiscox Ltd.	618,899	12,686,850
Petra Diamonds Ltd. (a)	7,913,909	7,457,681

TOTAL BERMUDA		41,327,446

Brazil - 1.5%
Estacio Participacoes SA	1,545,300	14,071,440
Notre Dame Intermedica Participacoes SA	1,328,700	7,737,349
Sul America SA unit	1,935,600	11,945,556

TOTAL BRAZIL		33,754,345

Canada - 6.1%
AutoCanada, Inc. (b)	730,984	12,422,657
Dorel Industries, Inc. Class B (sub. vtg.)	426,803	9,224,489
Genesis Land Development Corp. (d)	2,185,422	6,212,695
Lassonde Industries, Inc. Class A (sub. vtg.)	77,369	16,769,359
McCoy Global, Inc. (a)	1,341,170	1,337,044
North West Co., Inc.	748,800	16,102,160
Open Text Corp.	349,096	12,324,874
Pinnacle Renewable Holds, Inc.	945,625	10,524,539
Total Energy Services, Inc.	623,400	6,612,958
TransForce, Inc.	540,500	15,647,327
Western Forest Products, Inc.	7,585,700	16,365,426
Whitecap Resources, Inc. (b)	1,978,553	14,331,199

TOTAL CANADA		137,874,727

Cayman Islands - 3.3%
AMVIG Holdings Ltd.	28,280,000	7,270,414
Best Pacific International Holdings Ltd. (b)	16,978,000	6,686,902
China High Precision Automation Group Ltd. (a)(e)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)(e)	436,800	1
Haitian International Holdings Ltd.	2,433,000	6,474,948
Pico Far East Holdings Ltd.	21,568,000	8,763,952
Precision Tsugami China Corp. Ltd.	4,446,000	6,127,043
SITC International Holdings Co. Ltd.	16,426,000	17,501,016
Value Partners Group Ltd.	10,559,000	9,987,812
Xingda International Holdings Ltd.	32,357,629	11,557,423

TOTAL CAYMAN ISLANDS		74,369,512

China - 1.2%
Qingdao Port International Co. Ltd. (c)	18,171,000	14,928,770
Weifu High-Technology Co. Ltd. (B Shares)	5,354,604	11,556,558

TOTAL CHINA		26,485,328

Denmark - 1.6%
Jyske Bank A/S (Reg.)	173,403	10,424,360
Scandinavian Tobacco Group A/S (c)	861,172	14,404,744
Spar Nord Bank A/S	1,000,200	11,461,520

TOTAL DENMARK		36,290,624

Finland - 2.5%
Amer Group PLC (A Shares)	462,945	14,199,931
Asiakastieto Group Oyj (c)	434,223	16,517,582
Cramo Oyj (B Shares)	385,210	9,061,699
Olvi PLC (A Shares)	312,038	10,475,515
Tikkurila Oyj (b)	309,646	5,601,449

TOTAL FINLAND		55,856,176

France - 3.6%
Altarea SCA	59,530	15,168,458
Elis SA	445,600	10,665,272
Maisons du Monde SA (c)	219,360	8,921,803
Rexel SA	637,600	9,894,060
The Vicat Group	172,356	12,706,770
Thermador Groupe SA	69,583	10,041,397
Wendel SA	86,635	13,098,477

TOTAL FRANCE		80,496,237

Germany - 1.0%
Bertrandt AG	108,700	12,174,933
SHW Group	230,249	9,842,924

TOTAL GERMANY		22,017,857

Greece - 0.8%
Mytilineos Holdings SA	1,410,316	17,030,976
Hong Kong - 2.2%
Dah Sing Banking Group Ltd.	6,806,000	16,161,988
Far East Horizon Ltd.	7,833,000	7,772,590
Magnificent Hotel Investment Ltd.	250,688,000	6,808,440
Sino Land Ltd.	7,485,251	12,920,859
Techtronic Industries Co. Ltd.	1,109,500	6,499,664

TOTAL HONG KONG		50,163,541

India - 0.5%
PC Jeweller Ltd.	299,199	647,763
Torrent Pharmaceuticals Ltd.	521,957	11,099,383

TOTAL INDIA		11,747,146

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	78,180,500	7,261,444
PT Media Nusantara Citra Tbk	66,452,500	6,286,841

TOTAL INDONESIA		13,548,285

Ireland - 1.3%
Mincon Group PLC	7,189,744	11,113,389
Origin Enterprises PLC	920,300	5,934,632
United Drug PLC (United Kingdom)	889,849	11,209,254

TOTAL IRELAND		28,257,275

Isle of Man - 0.8%
Playtech Ltd.	1,588,474	17,726,624
Israel - 0.7%
Frutarom Industries Ltd.	159,889	15,349,380
Italy - 0.8%
Banca Generali SpA	372,000	12,093,196
Banco di Desio e della Brianza SpA	2,225,581	6,369,640

TOTAL ITALY		18,462,836

Japan - 20.9%
A/S One Corp.	167,200	11,379,144
Aeon Delight Co. Ltd.	391,100	13,719,983
Arc Land Sakamoto Co. Ltd.	786,500	12,424,858
Aucnet, Inc.	845,500	10,974,794
Broadleaf Co. Ltd.	1,874,000	8,948,299
Central Automotive Products Ltd.	339,100	5,288,744
Daiwa Industries Ltd.	902,900	9,886,309
Dexerials Corp.	1,321,000	12,458,388
Funai Soken Holdings, Inc.	297,180	6,964,647
GMO Internet, Inc.	562,400	10,366,228
Iida Group Holdings Co. Ltd.	938,051	18,371,453
Isuzu Motors Ltd.	836,400	12,807,662
Japan Meat Co. Ltd.	682,900	12,218,738
JSR Corp.	1,008,000	19,040,615
Kirindo Holdings Co. Ltd. (d)	636,109	17,310,870
Kotobuki Spirits Co. Ltd.	141,500	6,743,643
Meitec Corp.	187,900	10,330,031
Mitani Shoji Co. Ltd.	274,300	13,047,567
Morinaga & Co. Ltd.	298,300	14,543,899
Nihon Parkerizing Co. Ltd.	852,600	13,531,476
Nitori Holdings Co. Ltd.	31,100	5,257,300
Otsuka Corp.	139,600	6,512,623
PALTAC Corp.	423,300	21,219,210
Paramount Bed Holdings Co. Ltd.	370,700	18,446,835
Renesas Electronics Corp. (a)(b)	1,345,600	14,130,523
Ricoh Leasing Co. Ltd.	179,300	5,994,708
S Foods, Inc.	562,900	23,711,622
San-Ai Oil Co. Ltd.	797,600	12,578,324
Shinsei Bank Ltd.	862,000	13,467,764
Ship Healthcare Holdings, Inc.	563,000	19,595,820
Taiheiyo Cement Corp.	319,400	12,110,437
TKC Corp.	253,300	10,137,098
Toshiba Plant Systems & Services Corp.	814,800	17,038,353
Tsuruha Holdings, Inc.	79,200	11,396,048
VT Holdings Co. Ltd.	1,557,200	7,107,966
Welcia Holdings Co. Ltd.	182,900	9,419,383
Yamada Consulting Group Co. Ltd. (b)	681,580	19,389,991

TOTAL JAPAN		467,871,353

Korea (South) - 0.9%
Hyundai Fire & Marine Insurance Co. Ltd.	371,155	13,256,464
NS Shopping Co. Ltd.	527,567	6,896,784

TOTAL KOREA (SOUTH)		20,153,248

Mexico - 1.0%
Credito Real S.A.B. de CV	6,791,300	9,964,323
Genomma Lab Internacional SA de CV (a)	13,330,400	12,965,422

TOTAL MEXICO		22,929,745

Netherlands - 2.8%
Amsterdam Commodities NV	409,155	10,919,512
Arcadis NV	609,889	12,034,442
Arcadis NV rights (a)(f)	591,025	335,449
Basic-Fit NV (a)(c)	301,600	9,087,093
BinckBank NV	1,260,658	7,353,050
Philips Lighting NV (c)	393,600	11,996,859
RHI Magnesita NV	178,110	10,668,248

TOTAL NETHERLANDS		62,394,653

New Zealand - 0.9%
Air New Zealand Ltd.	4,896,856	11,266,549
EBOS Group Ltd.	752,917	9,418,998

TOTAL NEW ZEALAND		20,685,547

Norway - 0.8%
ABG Sundal Collier ASA	9,132,540	7,194,652
Ekornes A/S	714,399	9,920,353

TOTAL NORWAY		17,115,005

Philippines - 0.3%
Century Pacific Food, Inc.	22,658,800	7,241,940
Romania - 0.6%
Banca Transilvania SA	20,050,864	13,327,062
Singapore - 1.5%
Boustead Singapore Ltd.	8,703,269	5,289,441
Hour Glass Ltd.	8,112,100	3,972,547
Mapletree Industrial (REIT)	8,115,894	12,386,912
Wing Tai Holdings Ltd.	7,995,300	12,250,164

TOTAL SINGAPORE		33,899,064

South Africa - 0.6%
Clicks Group Ltd.	740,718	12,664,000
Spain - 0.5%
Hispania Activos Inmobiliarios SA	583,585	12,403,376
Sweden - 1.7%
AddTech AB (B Shares)	423,019	8,821,098
Coor Service Management Holding AB	631,700	4,393,293
Granges AB	1,034,787	14,535,102
Victoria Park AB	2,748,800	11,316,455

TOTAL SWEDEN		39,065,948

Switzerland - 0.6%
Vontobel Holdings AG	202,029	13,373,464
Taiwan - 4.2%
King's Town Bank	9,032,000	10,799,437
Lumax International Corp. Ltd.	4,466,600	8,940,627
Makalot Industrial Co. Ltd.	3,031,540	14,568,597
Sporton International, Inc.	1,268,000	7,022,129
Test Research, Inc.	5,526,000	10,111,298
Tripod Technology Corp.	3,836,000	11,582,948
United Microelectronics Corp.	25,269,000	13,602,734
Yageo Corp.	537,457	11,245,669
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,243,000	6,052,776

TOTAL TAIWAN		93,926,215

Thailand - 1.4%
Delta Electronics PCL (For. Reg.)	3,327,600	7,080,667
Star Petroleum Refining PCL	28,176,000	13,971,387
TISCO Financial Group PCL	3,439,000	9,643,752

TOTAL THAILAND		30,695,806

Turkey - 0.3%
Aygaz A/S	1,821,000	6,042,953
United Kingdom - 16.6%
AEW UK REIT PLC (b)	4,299,768	5,765,584
Alliance Pharma PLC	9,361,865	10,439,668
Bond International Software PLC (a)(e)	899,666	12
Cineworld Group PLC	6,230,280	22,335,098
Close Brothers Group PLC	445,123	9,412,621
Countrywide PLC (a)	6,406,807	9,508,231
Diploma PLC	566,151	9,399,806
Elementis PLC	3,115,800	12,165,084
Essentra PLC	1,774,555	10,773,762
Indivior PLC (a)	1,927,100	12,020,918
Informa PLC	1,727,149	17,571,691
ITE Group PLC	3,929,619	8,223,058
James Fisher and Sons PLC	333,700	7,690,436
Jardine Lloyd Thompson Group PLC	430,740	7,246,457
John Wood Group PLC	2,157,400	16,887,947
LivaNova PLC (a)	283,200	25,142,488
Luxfer Holdings PLC sponsored	1,220,309	17,084,326
McColl's Retail Group PLC	4,684,981	15,157,061
Mears Group PLC	2,690,912	12,113,972
Melrose Industries PLC	4,250,368	13,341,378
Micro Focus International PLC	1,023,440	17,647,311
Moneysupermarket.com Group PLC	3,813,400	15,733,974
PayPoint PLC	769,511	9,100,124
Sabre Insurance Group PLC (a)(c)	2,480,615	8,742,560
Sinclair Pharma PLC (a)(b)	20,361,055	4,204,660
Spectris PLC	293,956	10,886,140
Ten Entertainment Group PLC (d)	3,787,019	13,086,109
The Weir Group PLC	407,670	11,988,071
Topps Tiles PLC	5,671,810	5,387,783
Tullett Prebon PLC	2,313,614	15,008,438
Ultra Electronics Holdings PLC	386,697	7,495,710
Volution Group PLC	3,689,700	10,006,832

TOTAL UNITED KINGDOM		371,567,310

TOTAL COMMON STOCKS
(Cost $1,765,281,979)		2,101,172,797

Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Alpargatas SA (PN)	813,000	3,622,668
Banco ABC Brasil SA	1,960,322	10,497,728
TOTAL NON CONVERTIBLE PREFERRED STOCKS
(Cost $10,494,161)		14,120,396

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 1.74% (g)	111,941,625	111,964,014
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)	22,190,121	22,192,340
TOTAL MONEY MARKET FUNDS
(Cost $134,147,862)		134,156,354
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,909,924,002)		2,249,449,547
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,102,325)
NET ASSETS - 100%		$2,243,347,222

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,886,115 or 4.4% of net assets.

 (d) Affiliated company

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$599,997
Fidelity Securities Lending Cash Central Fund	127,675
Total	$727,672

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$6,005,072	$437,434	$--	$340,481	$--	$(229,811)	$6,212,695
Kirindo Holdings Co. Ltd.	8,403,137	145,984	--	93,640	--	8,761,749	17,310,870
Ten Entertainment Group PLC	10,172,260	863,195	--	141,686	--	2,050,654	13,086,109
Total	$24,580,469	$1,446,613	$--	$575,807	$--	$10,582,592	$36,609,674

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$365,019,852	$265,017,698	$100,002,154	$--
Consumer Staples	210,485,585	170,702,442	39,783,143	--
Energy	93,017,423	79,046,036	13,971,387	--
Financials	296,531,668	227,323,634	69,208,034	--
Health Care	174,759,037	142,560,556	32,198,481	--
Industrials	411,585,167	341,201,145	70,384,022	--
Information Technology	218,441,576	138,461,655	79,979,908	13
Materials	205,161,206	164,865,717	40,295,488	1
Real Estate	122,149,400	74,865,904	47,283,496	--
Utilities	18,142,279	6,042,953	12,099,326	--
Money Market Funds	134,156,354	134,156,354	--	--
Total Investments in Securities:	$2,249,449,547	$1,744,244,094	$505,205,439	$14

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$384,514,688
Level 2 to Level 1	$347,514,101

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,752,949) — See accompanying schedule: Unaffiliated issuers (cost $1,753,971,568)	$2,078,683,519
Fidelity Central Funds (cost $134,147,862)	134,156,354
Other affiliated issuers (cost $21,804,572)	36,609,674
Total Investment in Securities (cost $1,909,924,002)		$2,249,449,547
Foreign currency held at value (cost $1,048,881)		1,048,844
Receivable for investments sold		12,247,269
Receivable for fund shares sold		7,639,547
Dividends receivable		11,929,766
Distributions receivable from Fidelity Central Funds		174,267
Prepaid expenses		748
Other receivables		39,244
Total assets		2,282,529,232
Liabilities
Payable for investments purchased
Regular delivery	$12,803,668
Delayed delivery	336,269
Payable for fund shares redeemed	1,417,926
Accrued management fee	1,742,160
Distribution and service plan fees payable	63,997
Other affiliated payables	402,173
Other payables and accrued expenses	221,477
Collateral on securities loaned	22,194,340
Total liabilities		39,182,010
Net Assets		$2,243,347,222
Net Assets consist of:
Paid in capital		$1,868,463,199
Undistributed net investment income		12,989,640
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,511,385
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		339,382,998
Net Assets		$2,243,347,222
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($81,091,775 ÷ 2,736,547 shares)		$29.63
Maximum offering price per share (100/94.25 of $29.63)		$31.44
Class M:
Net Asset Value and redemption price per share ($21,053,093 ÷ 713,895 shares)		$29.49
Maximum offering price per share (100/96.50 of $29.49)		$30.56
Class C:
Net Asset Value and offering price per share ($47,467,944 ÷ 1,661,085 shares)(a)		$28.58
International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,567,588,848 ÷ 51,956,328 shares)		$30.17
Class I:
Net Asset Value, offering price and redemption price per share ($526,145,562 ÷ 17,329,194 shares)		$30.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends (including $575,807 earned from other affiliated issuers)		$28,295,201
Income from Fidelity Central Funds		727,672
Income before foreign taxes withheld		29,022,873
Less foreign taxes withheld		(2,782,322)
Total income		26,240,551
Expenses
Management fee
Basic fee	$8,488,393
Performance adjustment	1,123,615
Transfer agent fees	1,790,193
Distribution and service plan fees	335,115
Accounting and security lending fees	445,735
Custodian fees and expenses	275,592
Independent trustees' fees and expenses	3,832
Registration fees	143,461
Audit	39,330
Legal	3,626
Miscellaneous	5,452
Total expenses before reductions	12,654,344
Expense reductions	(92,528)	12,561,816
Net investment income (loss)		13,678,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $131)	38,623,604
Fidelity Central Funds	(251)
Foreign currency transactions	(135,559)
Total net realized gain (loss)		38,487,794
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	21,111,397
Fidelity Central Funds	(295)
Other affiliated issuers	10,582,592
Assets and liabilities in foreign currencies	(52,418)
Total change in net unrealized appreciation (depreciation)		31,641,276
Net gain (loss)		70,129,070
Net increase (decrease) in net assets resulting from operations		$83,807,805

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,678,735	$18,356,208
Net realized gain (loss)	38,487,794	41,195,813
Change in net unrealized appreciation (depreciation)	31,641,276	258,657,737
Net increase (decrease) in net assets resulting from operations	83,807,805	318,209,758
Distributions to shareholders from net investment income	(17,238,176)	(14,393,212)
Distributions to shareholders from net realized gain	(44,315,078)	(12,478,859)
Total distributions	(61,553,254)	(26,872,071)
Share transactions - net increase (decrease)	457,511,255	480,792,049
Redemption fees	48,167	258,237
Total increase (decrease) in net assets	479,813,973	772,387,973
Net Assets
Beginning of period	1,763,533,249	991,145,276
End of period	$2,243,347,222	$1,763,533,249
Other Information
Undistributed net investment income end of period	$12,989,640	$16,549,081

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.24	$23.81	$22.69	$24.98	$26.34	$19.74
Income from Investment Operations
Net investment income (loss)A	.16	.29	.34	.27	.17	.06
Net realized and unrealized gain (loss)	1.20	5.70	1.64	1.05	(.89)	6.94
Total from investment operations	1.36	5.99	1.98	1.32	(.72)	7.00
Distributions from net investment income	(.23)	(.28)	(.25)	(.16)	(.05)	(.07)
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.45)	(.60)	(.33)
Total distributions	(.97)	(.57)	(.87)	(3.61)	(.65)	(.40)
Redemption fees added to paid in capitalA	–B	.01	.01	–B	.01	–B
Net asset value, end of period	$29.63	$29.24	$23.81	$22.69	$24.98	$26.34
Total ReturnC,D,E	4.79%	25.83%	9.11%	6.21%	(2.79)%	36.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.51%H	1.55%	1.61%	1.59%	1.50%	1.61%
Expenses net of fee waivers, if any	1.51%H	1.55%	1.61%	1.58%	1.50%	1.61%
Expenses net of all reductions	1.50%H	1.55%	1.61%	1.58%	1.50%	1.60%
Net investment income (loss)	1.10%H	1.11%	1.50%	1.18%	.65%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$81,092	$63,459	$36,480	$28,238	$24,572	$24,020
Portfolio turnover rateI	21%H	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.07	$23.65	$22.55	$24.81	$26.17	$19.59
Income from Investment Operations
Net investment income (loss)A	.12	.21	.27	.21	.10	–B
Net realized and unrealized gain (loss)	1.19	5.69	1.63	1.04	(.87)	6.90
Total from investment operations	1.31	5.90	1.90	1.25	(.77)	6.90
Distributions from net investment income	(.15)	(.19)	(.19)	(.06)	–	–
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.45)	(.60)	(.32)
Total distributions	(.89)	(.48)	(.81)	(3.51)	(.60)	(.32)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	.01	–B
Net asset value, end of period	$29.49	$29.07	$23.65	$22.55	$24.81	$26.17
Total ReturnC,D,E	4.63%	25.47%	8.79%	5.90%	(3.00)%	35.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.84%	1.90%	1.87%	1.77%	1.87%
Expenses net of fee waivers, if any	1.78%H	1.84%	1.90%	1.86%	1.77%	1.87%
Expenses net of all reductions	1.77%H	1.84%	1.90%	1.86%	1.76%	1.85%
Net investment income (loss)	.82%H	.82%	1.21%	.90%	.38%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,053	$18,148	$13,331	$12,400	$12,296	$13,530
Portfolio turnover rateI	21%H	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.21	$22.97	$21.96	$24.27	$25.68	$19.18
Income from Investment Operations
Net investment income (loss)A	.05	.08	.16	.09	(.02)	(.11)
Net realized and unrealized gain (loss)	1.16	5.53	1.59	1.02	(.85)	6.79
Total from investment operations	1.21	5.61	1.75	1.11	(.87)	6.68
Distributions from net investment income	(.10)	(.08)	(.13)	–	–	–
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.42)	(.55)	(.18)
Total distributions	(.84)	(.37)	(.75)	(3.42)	(.55)	(.18)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	.01	–B
Net asset value, end of period	$28.58	$28.21	$22.97	$21.96	$24.27	$25.68
Total ReturnC,D,E	4.41%	24.85%	8.26%	5.37%	(3.43)%	35.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.26%H	2.33%	2.40%	2.36%	2.23%	2.33%
Expenses net of fee waivers, if any	2.26%H	2.33%	2.40%	2.35%	2.22%	2.33%
Expenses net of all reductions	2.25%H	2.32%	2.39%	2.35%	2.22%	2.32%
Net investment income (loss)	.35%H	.33%	.71%	.41%	(.07)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$47,468	$26,005	$12,187	$11,359	$12,576	$13,426
Portfolio turnover rateI	21%H	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.77	$24.23	$23.06	$25.34	$26.67	$19.99
Income from Investment Operations
Net investment income (loss)A	.21	.37	.40	.34	.25	.12
Net realized and unrealized gain (loss)	1.22	5.79	1.67	1.07	(.90)	7.02
Total from investment operations	1.43	6.16	2.07	1.41	(.65)	7.14
Distributions from net investment income	(.29)	(.34)	(.29)	(.24)	(.09)	(.14)
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.45)	(.60)	(.33)
Total distributions	(1.03)	(.63)	(.91)	(3.69)	(.69)	(.46)B
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	–C
Net asset value, end of period	$30.17	$29.77	$24.23	$23.06	$25.34	$26.67
Total ReturnD,E	4.96%	26.18%	9.39%	6.53%	(2.48)%	36.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.25%	1.34%	1.31%	1.21%	1.33%
Expenses net of fee waivers, if any	1.21%H	1.25%	1.34%	1.31%	1.20%	1.32%
Expenses net of all reductions	1.20%H	1.24%	1.33%	1.31%	1.20%	1.31%
Net investment income (loss)	1.39%H	1.41%	1.77%	1.45%	.95%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,567,589	$1,418,452	$906,420	$811,534	$842,031	$1,029,629
Portfolio turnover rateI	21%H	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.97	$24.42	$23.24	$25.34	$26.67	$20.00
Income from Investment Operations
Net investment income (loss)A	.21	.38	.41	.36	.29	.16
Net realized and unrealized gain (loss)	1.22	5.82	1.69	1.07	(.90)	7.00
Total from investment operations	1.43	6.20	2.10	1.43	(.61)	7.16
Distributions from net investment income	(.30)	(.37)	(.31)	(.08)	(.13)	(.16)
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.45)	(.60)	(.33)
Total distributions	(1.04)	(.66)	(.93)	(3.53)	(.73)	(.49)
Redemption fees added to paid in capitalA	–B	.01	.01	–B	.01	–B
Net asset value, end of period	$30.36	$29.97	$24.42	$23.24	$25.34	$26.67
Total ReturnC,D	4.93%	26.17%	9.43%	6.60%	(2.35)%	36.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.23%G	1.28%	1.31%	1.24%	1.08%	1.20%
Expenses net of fee waivers, if any	1.23%G	1.28%	1.31%	1.23%	1.08%	1.20%
Expenses net of all reductions	1.22%G	1.27%	1.31%	1.23%	1.08%	1.18%
Net investment income (loss)	1.38%G	1.39%	1.80%	1.53%	1.07%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$526,146	$237,469	$22,727	$10,070	$8,092	$67,038
Portfolio turnover rateH	21%G	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$433,001,918
Gross unrealized depreciation	(109,690,634)
Net unrealized appreciation (depreciation)	$323,311,284
Tax cost	$1,926,138,263

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $580,554,158 and $206,606,890, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .95% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$92,671	$3,791
Class M	.25%	.25%	51,263	461
Class C	.75%	.25%	191,181	81,355
			$335,115	$ 85,607

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$45,891
Class M	3,905
Class C(a)	4,863
$54,659

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$79,920.22
Class M	24,713.24
Class C	41,921.22
International Small Cap	1,305,374.17
Class I	338,265.19
	$1,790,193

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $733 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,743 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,383. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $127,675, including $46 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $83,238 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $174.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,116.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$511,661	$440,395
Class M	100,106	105,144
Class C	105,745	42,573
International Small Cap	13,927,531	13,342,577
Class I	2,593,133	462,523
Total	$17,238,176	$14,393,212
From net realized gain
Class A	$1,639,043	$461,138
Class M	488,601	163,369
Class C	748,093	151,895
International Small Cap	35,152,700	11,341,189
Class I	6,286,641	361,268
Total	$44,315,078	$12,478,859

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	958,071	1,346,483	$28,483,183	$35,353,222
Reinvestment of distributions	72,621	38,390	2,060,979	881,445
Shares redeemed	(464,388)	(746,471)	(13,725,103)	(18,879,894)
Net increase (decrease)	566,304	638,402	$16,819,059	$17,354,773
Class M
Shares sold	168,813	165,476	$4,987,396	$4,273,457
Reinvestment of distributions	20,707	11,602	585,586	265,460
Shares redeemed	(100,002)	(116,364)	(2,955,222)	(2,968,272)
Net increase (decrease)	89,518	60,714	$2,617,760	$1,570,645
Class C
Shares sold	851,231	554,853	$24,484,610	$14,330,189
Reinvestment of distributions	30,679	8,175	842,145	182,379
Shares redeemed	(142,683)	(171,623)	(4,122,291)	(4,225,035)
Net increase (decrease)	739,227	391,405	$21,204,464	$10,287,533
International Small Cap
Shares sold	10,898,239	20,105,455	$330,067,344	$528,374,537
Reinvestment of distributions	1,616,727	1,029,746	46,674,910	24,013,687
Shares redeemed	(8,200,708)	(10,901,622)	(246,043,950)	(292,534,899)
Net increase (decrease)	4,314,258	10,233,579	$130,698,304	$259,853,325
Class I
Shares sold	10,535,023	7,788,345	$320,978,937	$213,872,926
Reinvestment of distributions	286,614	29,052	8,326,151	682,131
Shares redeemed	(1,416,324)	(824,089)	(43,133,420)	(22,829,284)
Net increase (decrease)	9,405,313	6,993,308	$286,171,668	$191,725,773

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.51%
Actual		$1,000.00	$1,047.90	$7.67
Hypothetical-C		$1,000.00	$1,017.31	$7.55
Class M	1.78%
Actual		$1,000.00	$1,046.30	$9.03
Hypothetical-C		$1,000.00	$1,015.97	$8.90
Class C	2.26%
Actual		$1,000.00	$1,044.10	$11.45
Hypothetical-C		$1,000.00	$1,013.59	$11.28
International Small Cap	1.21%
Actual		$1,000.00	$1,049.60	$6.15
Hypothetical-C		$1,000.00	$1,018.79	$6.06
Class I	1.23%
Actual		$1,000.00	$1,049.30	$6.25
Hypothetical-C		$1,000.00	$1,018.70	$6.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AISC-SANN-0618
1.800644.114

Fidelity® International Small Cap Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	20.9%
United Kingdom	16.6%
Canada	6.1%
United States of America*	5.7%
Australia	5.4%
Taiwan	4.2%
France	3.6%
Cayman Islands	3.3%
Netherlands	2.8%
Other	31.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	94.3
Short-Term Investments and Net Other Assets (Liabilities)	5.7

Top Ten Stocks as of April 30, 2018

% of fund's net assets
LivaNova PLC (United Kingdom, Health Care Equipment & Supplies)	1.1
S Foods, Inc. (Japan, Food Products)	1.1
Cineworld Group PLC (United Kingdom, Media)	1.0
PALTAC Corp. (Japan, Distributors)	0.9
Inghams Group Ltd. (Australia, Food Products)	0.9
Ship Healthcare Holdings, Inc. (Japan, Health Care Providers & Services)	0.9
Yamada Consulting Group Co. Ltd. (Japan, Professional Services)	0.9
JSR Corp. (Japan, Chemicals)	0.8
Paramount Bed Holdings Co. Ltd. (Japan, Health Care Equipment & Supplies)	0.8
Iida Group Holdings Co. Ltd. (Japan, Household Durables)	0.8
9.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	18.5
Consumer Discretionary	16.1
Financials	13.2
Information Technology	9.8
Consumer Staples	9.4
Materials	9.1
Health Care	7.8
Real Estate	5.4
Energy	4.2
Utilities	0.8

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 5.4%
Aub Group Ltd.	842,699	$8,910,490
Austal Ltd.	3,090,176	4,100,048
Challenger Ltd.	733,703	5,931,965
GUD Holdings Ltd.	1,620,164	15,392,023
Hansen Technologies Ltd.	1,184,292	3,816,380
Imdex Ltd. (a)	14,676,164	13,685,594
Inghams Group Ltd. (b)	7,044,815	19,877,203
Nanosonics Ltd. (a)(b)	4,155,779	7,483,669
Pact Group Holdings Ltd. (c)	3,120,432	13,286,704
Reckon Ltd. (a)	5,088,250	4,892,901
Servcorp Ltd.	2,706,893	9,725,561
Sigma Healthcare Ltd.	14,870,654	8,640,981
SomnoMed Ltd. (a)(b)	2,282,021	4,974,448

TOTAL AUSTRALIA		120,717,967

Austria - 1.8%
Andritz AG	209,932	11,296,579
IMMOFINANZ Immobilien Anlagen AG	5,519,743	14,491,105
Wienerberger AG	576,900	14,560,287

TOTAL AUSTRIA		40,347,971

Belgium - 0.6%
Barco NV	108,083	13,991,855
Bermuda - 1.8%
BW Offshore Ltd. (a)	1,659,938	9,083,589
China Resource Gas Group Ltd.	3,290,000	12,099,326
Hiscox Ltd.	618,899	12,686,850
Petra Diamonds Ltd. (a)	7,913,909	7,457,681

TOTAL BERMUDA		41,327,446

Brazil - 1.5%
Estacio Participacoes SA	1,545,300	14,071,440
Notre Dame Intermedica Participacoes SA	1,328,700	7,737,349
Sul America SA unit	1,935,600	11,945,556

TOTAL BRAZIL		33,754,345

Canada - 6.1%
AutoCanada, Inc. (b)	730,984	12,422,657
Dorel Industries, Inc. Class B (sub. vtg.)	426,803	9,224,489
Genesis Land Development Corp. (d)	2,185,422	6,212,695
Lassonde Industries, Inc. Class A (sub. vtg.)	77,369	16,769,359
McCoy Global, Inc. (a)	1,341,170	1,337,044
North West Co., Inc.	748,800	16,102,160
Open Text Corp.	349,096	12,324,874
Pinnacle Renewable Holds, Inc.	945,625	10,524,539
Total Energy Services, Inc.	623,400	6,612,958
TransForce, Inc.	540,500	15,647,327
Western Forest Products, Inc.	7,585,700	16,365,426
Whitecap Resources, Inc. (b)	1,978,553	14,331,199

TOTAL CANADA		137,874,727

Cayman Islands - 3.3%
AMVIG Holdings Ltd.	28,280,000	7,270,414
Best Pacific International Holdings Ltd. (b)	16,978,000	6,686,902
China High Precision Automation Group Ltd. (a)(e)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)(e)	436,800	1
Haitian International Holdings Ltd.	2,433,000	6,474,948
Pico Far East Holdings Ltd.	21,568,000	8,763,952
Precision Tsugami China Corp. Ltd.	4,446,000	6,127,043
SITC International Holdings Co. Ltd.	16,426,000	17,501,016
Value Partners Group Ltd.	10,559,000	9,987,812
Xingda International Holdings Ltd.	32,357,629	11,557,423

TOTAL CAYMAN ISLANDS		74,369,512

China - 1.2%
Qingdao Port International Co. Ltd. (c)	18,171,000	14,928,770
Weifu High-Technology Co. Ltd. (B Shares)	5,354,604	11,556,558

TOTAL CHINA		26,485,328

Denmark - 1.6%
Jyske Bank A/S (Reg.)	173,403	10,424,360
Scandinavian Tobacco Group A/S (c)	861,172	14,404,744
Spar Nord Bank A/S	1,000,200	11,461,520

TOTAL DENMARK		36,290,624

Finland - 2.5%
Amer Group PLC (A Shares)	462,945	14,199,931
Asiakastieto Group Oyj (c)	434,223	16,517,582
Cramo Oyj (B Shares)	385,210	9,061,699
Olvi PLC (A Shares)	312,038	10,475,515
Tikkurila Oyj (b)	309,646	5,601,449

TOTAL FINLAND		55,856,176

France - 3.6%
Altarea SCA	59,530	15,168,458
Elis SA	445,600	10,665,272
Maisons du Monde SA (c)	219,360	8,921,803
Rexel SA	637,600	9,894,060
The Vicat Group	172,356	12,706,770
Thermador Groupe SA	69,583	10,041,397
Wendel SA	86,635	13,098,477

TOTAL FRANCE		80,496,237

Germany - 1.0%
Bertrandt AG	108,700	12,174,933
SHW Group	230,249	9,842,924

TOTAL GERMANY		22,017,857

Greece - 0.8%
Mytilineos Holdings SA	1,410,316	17,030,976
Hong Kong - 2.2%
Dah Sing Banking Group Ltd.	6,806,000	16,161,988
Far East Horizon Ltd.	7,833,000	7,772,590
Magnificent Hotel Investment Ltd.	250,688,000	6,808,440
Sino Land Ltd.	7,485,251	12,920,859
Techtronic Industries Co. Ltd.	1,109,500	6,499,664

TOTAL HONG KONG		50,163,541

India - 0.5%
PC Jeweller Ltd.	299,199	647,763
Torrent Pharmaceuticals Ltd.	521,957	11,099,383

TOTAL INDIA		11,747,146

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	78,180,500	7,261,444
PT Media Nusantara Citra Tbk	66,452,500	6,286,841

TOTAL INDONESIA		13,548,285

Ireland - 1.3%
Mincon Group PLC	7,189,744	11,113,389
Origin Enterprises PLC	920,300	5,934,632
United Drug PLC (United Kingdom)	889,849	11,209,254

TOTAL IRELAND		28,257,275

Isle of Man - 0.8%
Playtech Ltd.	1,588,474	17,726,624
Israel - 0.7%
Frutarom Industries Ltd.	159,889	15,349,380
Italy - 0.8%
Banca Generali SpA	372,000	12,093,196
Banco di Desio e della Brianza SpA	2,225,581	6,369,640

TOTAL ITALY		18,462,836

Japan - 20.9%
A/S One Corp.	167,200	11,379,144
Aeon Delight Co. Ltd.	391,100	13,719,983
Arc Land Sakamoto Co. Ltd.	786,500	12,424,858
Aucnet, Inc.	845,500	10,974,794
Broadleaf Co. Ltd.	1,874,000	8,948,299
Central Automotive Products Ltd.	339,100	5,288,744
Daiwa Industries Ltd.	902,900	9,886,309
Dexerials Corp.	1,321,000	12,458,388
Funai Soken Holdings, Inc.	297,180	6,964,647
GMO Internet, Inc.	562,400	10,366,228
Iida Group Holdings Co. Ltd.	938,051	18,371,453
Isuzu Motors Ltd.	836,400	12,807,662
Japan Meat Co. Ltd.	682,900	12,218,738
JSR Corp.	1,008,000	19,040,615
Kirindo Holdings Co. Ltd. (d)	636,109	17,310,870
Kotobuki Spirits Co. Ltd.	141,500	6,743,643
Meitec Corp.	187,900	10,330,031
Mitani Shoji Co. Ltd.	274,300	13,047,567
Morinaga & Co. Ltd.	298,300	14,543,899
Nihon Parkerizing Co. Ltd.	852,600	13,531,476
Nitori Holdings Co. Ltd.	31,100	5,257,300
Otsuka Corp.	139,600	6,512,623
PALTAC Corp.	423,300	21,219,210
Paramount Bed Holdings Co. Ltd.	370,700	18,446,835
Renesas Electronics Corp. (a)(b)	1,345,600	14,130,523
Ricoh Leasing Co. Ltd.	179,300	5,994,708
S Foods, Inc.	562,900	23,711,622
San-Ai Oil Co. Ltd.	797,600	12,578,324
Shinsei Bank Ltd.	862,000	13,467,764
Ship Healthcare Holdings, Inc.	563,000	19,595,820
Taiheiyo Cement Corp.	319,400	12,110,437
TKC Corp.	253,300	10,137,098
Toshiba Plant Systems & Services Corp.	814,800	17,038,353
Tsuruha Holdings, Inc.	79,200	11,396,048
VT Holdings Co. Ltd.	1,557,200	7,107,966
Welcia Holdings Co. Ltd.	182,900	9,419,383
Yamada Consulting Group Co. Ltd. (b)	681,580	19,389,991

TOTAL JAPAN		467,871,353

Korea (South) - 0.9%
Hyundai Fire & Marine Insurance Co. Ltd.	371,155	13,256,464
NS Shopping Co. Ltd.	527,567	6,896,784

TOTAL KOREA (SOUTH)		20,153,248

Mexico - 1.0%
Credito Real S.A.B. de CV	6,791,300	9,964,323
Genomma Lab Internacional SA de CV (a)	13,330,400	12,965,422

TOTAL MEXICO		22,929,745

Netherlands - 2.8%
Amsterdam Commodities NV	409,155	10,919,512
Arcadis NV	609,889	12,034,442
Arcadis NV rights (a)(f)	591,025	335,449
Basic-Fit NV (a)(c)	301,600	9,087,093
BinckBank NV	1,260,658	7,353,050
Philips Lighting NV (c)	393,600	11,996,859
RHI Magnesita NV	178,110	10,668,248

TOTAL NETHERLANDS		62,394,653

New Zealand - 0.9%
Air New Zealand Ltd.	4,896,856	11,266,549
EBOS Group Ltd.	752,917	9,418,998

TOTAL NEW ZEALAND		20,685,547

Norway - 0.8%
ABG Sundal Collier ASA	9,132,540	7,194,652
Ekornes A/S	714,399	9,920,353

TOTAL NORWAY		17,115,005

Philippines - 0.3%
Century Pacific Food, Inc.	22,658,800	7,241,940
Romania - 0.6%
Banca Transilvania SA	20,050,864	13,327,062
Singapore - 1.5%
Boustead Singapore Ltd.	8,703,269	5,289,441
Hour Glass Ltd.	8,112,100	3,972,547
Mapletree Industrial (REIT)	8,115,894	12,386,912
Wing Tai Holdings Ltd.	7,995,300	12,250,164

TOTAL SINGAPORE		33,899,064

South Africa - 0.6%
Clicks Group Ltd.	740,718	12,664,000
Spain - 0.5%
Hispania Activos Inmobiliarios SA	583,585	12,403,376
Sweden - 1.7%
AddTech AB (B Shares)	423,019	8,821,098
Coor Service Management Holding AB	631,700	4,393,293
Granges AB	1,034,787	14,535,102
Victoria Park AB	2,748,800	11,316,455

TOTAL SWEDEN		39,065,948

Switzerland - 0.6%
Vontobel Holdings AG	202,029	13,373,464
Taiwan - 4.2%
King's Town Bank	9,032,000	10,799,437
Lumax International Corp. Ltd.	4,466,600	8,940,627
Makalot Industrial Co. Ltd.	3,031,540	14,568,597
Sporton International, Inc.	1,268,000	7,022,129
Test Research, Inc.	5,526,000	10,111,298
Tripod Technology Corp.	3,836,000	11,582,948
United Microelectronics Corp.	25,269,000	13,602,734
Yageo Corp.	537,457	11,245,669
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,243,000	6,052,776

TOTAL TAIWAN		93,926,215

Thailand - 1.4%
Delta Electronics PCL (For. Reg.)	3,327,600	7,080,667
Star Petroleum Refining PCL	28,176,000	13,971,387
TISCO Financial Group PCL	3,439,000	9,643,752

TOTAL THAILAND		30,695,806

Turkey - 0.3%
Aygaz A/S	1,821,000	6,042,953
United Kingdom - 16.6%
AEW UK REIT PLC (b)	4,299,768	5,765,584
Alliance Pharma PLC	9,361,865	10,439,668
Bond International Software PLC (a)(e)	899,666	12
Cineworld Group PLC	6,230,280	22,335,098
Close Brothers Group PLC	445,123	9,412,621
Countrywide PLC (a)	6,406,807	9,508,231
Diploma PLC	566,151	9,399,806
Elementis PLC	3,115,800	12,165,084
Essentra PLC	1,774,555	10,773,762
Indivior PLC (a)	1,927,100	12,020,918
Informa PLC	1,727,149	17,571,691
ITE Group PLC	3,929,619	8,223,058
James Fisher and Sons PLC	333,700	7,690,436
Jardine Lloyd Thompson Group PLC	430,740	7,246,457
John Wood Group PLC	2,157,400	16,887,947
LivaNova PLC (a)	283,200	25,142,488
Luxfer Holdings PLC sponsored	1,220,309	17,084,326
McColl's Retail Group PLC	4,684,981	15,157,061
Mears Group PLC	2,690,912	12,113,972
Melrose Industries PLC	4,250,368	13,341,378
Micro Focus International PLC	1,023,440	17,647,311
Moneysupermarket.com Group PLC	3,813,400	15,733,974
PayPoint PLC	769,511	9,100,124
Sabre Insurance Group PLC (a)(c)	2,480,615	8,742,560
Sinclair Pharma PLC (a)(b)	20,361,055	4,204,660
Spectris PLC	293,956	10,886,140
Ten Entertainment Group PLC (d)	3,787,019	13,086,109
The Weir Group PLC	407,670	11,988,071
Topps Tiles PLC	5,671,810	5,387,783
Tullett Prebon PLC	2,313,614	15,008,438
Ultra Electronics Holdings PLC	386,697	7,495,710
Volution Group PLC	3,689,700	10,006,832

TOTAL UNITED KINGDOM		371,567,310

TOTAL COMMON STOCKS
(Cost $1,765,281,979)		2,101,172,797

Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Alpargatas SA (PN)	813,000	3,622,668
Banco ABC Brasil SA	1,960,322	10,497,728
TOTAL NON CONVERTIBLE PREFERRED STOCKS
(Cost $10,494,161)		14,120,396

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 1.74% (g)	111,941,625	111,964,014
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)	22,190,121	22,192,340
TOTAL MONEY MARKET FUNDS
(Cost $134,147,862)		134,156,354
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,909,924,002)		2,249,449,547
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,102,325)
NET ASSETS - 100%		$2,243,347,222

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,886,115 or 4.4% of net assets.

 (d) Affiliated company

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$599,997
Fidelity Securities Lending Cash Central Fund	127,675
Total	$727,672

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$6,005,072	$437,434	$--	$340,481	$--	$(229,811)	$6,212,695
Kirindo Holdings Co. Ltd.	8,403,137	145,984	--	93,640	--	8,761,749	17,310,870
Ten Entertainment Group PLC	10,172,260	863,195	--	141,686	--	2,050,654	13,086,109
Total	$24,580,469	$1,446,613	$--	$575,807	$--	$10,582,592	$36,609,674

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$365,019,852	$265,017,698	$100,002,154	$--
Consumer Staples	210,485,585	170,702,442	39,783,143	--
Energy	93,017,423	79,046,036	13,971,387	--
Financials	296,531,668	227,323,634	69,208,034	--
Health Care	174,759,037	142,560,556	32,198,481	--
Industrials	411,585,167	341,201,145	70,384,022	--
Information Technology	218,441,576	138,461,655	79,979,908	13
Materials	205,161,206	164,865,717	40,295,488	1
Real Estate	122,149,400	74,865,904	47,283,496	--
Utilities	18,142,279	6,042,953	12,099,326	--
Money Market Funds	134,156,354	134,156,354	--	--
Total Investments in Securities:	$2,249,449,547	$1,744,244,094	$505,205,439	$14

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$384,514,688
Level 2 to Level 1	$347,514,101

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,752,949) — See accompanying schedule: Unaffiliated issuers (cost $1,753,971,568)	$2,078,683,519
Fidelity Central Funds (cost $134,147,862)	134,156,354
Other affiliated issuers (cost $21,804,572)	36,609,674
Total Investment in Securities (cost $1,909,924,002)		$2,249,449,547
Foreign currency held at value (cost $1,048,881)		1,048,844
Receivable for investments sold		12,247,269
Receivable for fund shares sold		7,639,547
Dividends receivable		11,929,766
Distributions receivable from Fidelity Central Funds		174,267
Prepaid expenses		748
Other receivables		39,244
Total assets		2,282,529,232
Liabilities
Payable for investments purchased
Regular delivery	$12,803,668
Delayed delivery	336,269
Payable for fund shares redeemed	1,417,926
Accrued management fee	1,742,160
Distribution and service plan fees payable	63,997
Other affiliated payables	402,173
Other payables and accrued expenses	221,477
Collateral on securities loaned	22,194,340
Total liabilities		39,182,010
Net Assets		$2,243,347,222
Net Assets consist of:
Paid in capital		$1,868,463,199
Undistributed net investment income		12,989,640
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,511,385
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		339,382,998
Net Assets		$2,243,347,222
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($81,091,775 ÷ 2,736,547 shares)		$29.63
Maximum offering price per share (100/94.25 of $29.63)		$31.44
Class M:
Net Asset Value and redemption price per share ($21,053,093 ÷ 713,895 shares)		$29.49
Maximum offering price per share (100/96.50 of $29.49)		$30.56
Class C:
Net Asset Value and offering price per share ($47,467,944 ÷ 1,661,085 shares)(a)		$28.58
International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,567,588,848 ÷ 51,956,328 shares)		$30.17
Class I:
Net Asset Value, offering price and redemption price per share ($526,145,562 ÷ 17,329,194 shares)		$30.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends (including $575,807 earned from other affiliated issuers)		$28,295,201
Income from Fidelity Central Funds		727,672
Income before foreign taxes withheld		29,022,873
Less foreign taxes withheld		(2,782,322)
Total income		26,240,551
Expenses
Management fee
Basic fee	$8,488,393
Performance adjustment	1,123,615
Transfer agent fees	1,790,193
Distribution and service plan fees	335,115
Accounting and security lending fees	445,735
Custodian fees and expenses	275,592
Independent trustees' fees and expenses	3,832
Registration fees	143,461
Audit	39,330
Legal	3,626
Miscellaneous	5,452
Total expenses before reductions	12,654,344
Expense reductions	(92,528)	12,561,816
Net investment income (loss)		13,678,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $131)	38,623,604
Fidelity Central Funds	(251)
Foreign currency transactions	(135,559)
Total net realized gain (loss)		38,487,794
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	21,111,397
Fidelity Central Funds	(295)
Other affiliated issuers	10,582,592
Assets and liabilities in foreign currencies	(52,418)
Total change in net unrealized appreciation (depreciation)		31,641,276
Net gain (loss)		70,129,070
Net increase (decrease) in net assets resulting from operations		$83,807,805

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,678,735	$18,356,208
Net realized gain (loss)	38,487,794	41,195,813
Change in net unrealized appreciation (depreciation)	31,641,276	258,657,737
Net increase (decrease) in net assets resulting from operations	83,807,805	318,209,758
Distributions to shareholders from net investment income	(17,238,176)	(14,393,212)
Distributions to shareholders from net realized gain	(44,315,078)	(12,478,859)
Total distributions	(61,553,254)	(26,872,071)
Share transactions - net increase (decrease)	457,511,255	480,792,049
Redemption fees	48,167	258,237
Total increase (decrease) in net assets	479,813,973	772,387,973
Net Assets
Beginning of period	1,763,533,249	991,145,276
End of period	$2,243,347,222	$1,763,533,249
Other Information
Undistributed net investment income end of period	$12,989,640	$16,549,081

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.24	$23.81	$22.69	$24.98	$26.34	$19.74
Income from Investment Operations
Net investment income (loss)A	.16	.29	.34	.27	.17	.06
Net realized and unrealized gain (loss)	1.20	5.70	1.64	1.05	(.89)	6.94
Total from investment operations	1.36	5.99	1.98	1.32	(.72)	7.00
Distributions from net investment income	(.23)	(.28)	(.25)	(.16)	(.05)	(.07)
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.45)	(.60)	(.33)
Total distributions	(.97)	(.57)	(.87)	(3.61)	(.65)	(.40)
Redemption fees added to paid in capitalA	–B	.01	.01	–B	.01	–B
Net asset value, end of period	$29.63	$29.24	$23.81	$22.69	$24.98	$26.34
Total ReturnC,D,E	4.79%	25.83%	9.11%	6.21%	(2.79)%	36.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.51%H	1.55%	1.61%	1.59%	1.50%	1.61%
Expenses net of fee waivers, if any	1.51%H	1.55%	1.61%	1.58%	1.50%	1.61%
Expenses net of all reductions	1.50%H	1.55%	1.61%	1.58%	1.50%	1.60%
Net investment income (loss)	1.10%H	1.11%	1.50%	1.18%	.65%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$81,092	$63,459	$36,480	$28,238	$24,572	$24,020
Portfolio turnover rateI	21%H	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.07	$23.65	$22.55	$24.81	$26.17	$19.59
Income from Investment Operations
Net investment income (loss)A	.12	.21	.27	.21	.10	–B
Net realized and unrealized gain (loss)	1.19	5.69	1.63	1.04	(.87)	6.90
Total from investment operations	1.31	5.90	1.90	1.25	(.77)	6.90
Distributions from net investment income	(.15)	(.19)	(.19)	(.06)	–	–
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.45)	(.60)	(.32)
Total distributions	(.89)	(.48)	(.81)	(3.51)	(.60)	(.32)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	.01	–B
Net asset value, end of period	$29.49	$29.07	$23.65	$22.55	$24.81	$26.17
Total ReturnC,D,E	4.63%	25.47%	8.79%	5.90%	(3.00)%	35.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.84%	1.90%	1.87%	1.77%	1.87%
Expenses net of fee waivers, if any	1.78%H	1.84%	1.90%	1.86%	1.77%	1.87%
Expenses net of all reductions	1.77%H	1.84%	1.90%	1.86%	1.76%	1.85%
Net investment income (loss)	.82%H	.82%	1.21%	.90%	.38%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,053	$18,148	$13,331	$12,400	$12,296	$13,530
Portfolio turnover rateI	21%H	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.21	$22.97	$21.96	$24.27	$25.68	$19.18
Income from Investment Operations
Net investment income (loss)A	.05	.08	.16	.09	(.02)	(.11)
Net realized and unrealized gain (loss)	1.16	5.53	1.59	1.02	(.85)	6.79
Total from investment operations	1.21	5.61	1.75	1.11	(.87)	6.68
Distributions from net investment income	(.10)	(.08)	(.13)	–	–	–
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.42)	(.55)	(.18)
Total distributions	(.84)	(.37)	(.75)	(3.42)	(.55)	(.18)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	.01	–B
Net asset value, end of period	$28.58	$28.21	$22.97	$21.96	$24.27	$25.68
Total ReturnC,D,E	4.41%	24.85%	8.26%	5.37%	(3.43)%	35.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.26%H	2.33%	2.40%	2.36%	2.23%	2.33%
Expenses net of fee waivers, if any	2.26%H	2.33%	2.40%	2.35%	2.22%	2.33%
Expenses net of all reductions	2.25%H	2.32%	2.39%	2.35%	2.22%	2.32%
Net investment income (loss)	.35%H	.33%	.71%	.41%	(.07)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$47,468	$26,005	$12,187	$11,359	$12,576	$13,426
Portfolio turnover rateI	21%H	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.77	$24.23	$23.06	$25.34	$26.67	$19.99
Income from Investment Operations
Net investment income (loss)A	.21	.37	.40	.34	.25	.12
Net realized and unrealized gain (loss)	1.22	5.79	1.67	1.07	(.90)	7.02
Total from investment operations	1.43	6.16	2.07	1.41	(.65)	7.14
Distributions from net investment income	(.29)	(.34)	(.29)	(.24)	(.09)	(.14)
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.45)	(.60)	(.33)
Total distributions	(1.03)	(.63)	(.91)	(3.69)	(.69)	(.46)B
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	–C
Net asset value, end of period	$30.17	$29.77	$24.23	$23.06	$25.34	$26.67
Total ReturnD,E	4.96%	26.18%	9.39%	6.53%	(2.48)%	36.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.25%	1.34%	1.31%	1.21%	1.33%
Expenses net of fee waivers, if any	1.21%H	1.25%	1.34%	1.31%	1.20%	1.32%
Expenses net of all reductions	1.20%H	1.24%	1.33%	1.31%	1.20%	1.31%
Net investment income (loss)	1.39%H	1.41%	1.77%	1.45%	.95%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,567,589	$1,418,452	$906,420	$811,534	$842,031	$1,029,629
Portfolio turnover rateI	21%H	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.97	$24.42	$23.24	$25.34	$26.67	$20.00
Income from Investment Operations
Net investment income (loss)A	.21	.38	.41	.36	.29	.16
Net realized and unrealized gain (loss)	1.22	5.82	1.69	1.07	(.90)	7.00
Total from investment operations	1.43	6.20	2.10	1.43	(.61)	7.16
Distributions from net investment income	(.30)	(.37)	(.31)	(.08)	(.13)	(.16)
Distributions from net realized gain	(.74)	(.29)	(.62)	(3.45)	(.60)	(.33)
Total distributions	(1.04)	(.66)	(.93)	(3.53)	(.73)	(.49)
Redemption fees added to paid in capitalA	–B	.01	.01	–B	.01	–B
Net asset value, end of period	$30.36	$29.97	$24.42	$23.24	$25.34	$26.67
Total ReturnC,D	4.93%	26.17%	9.43%	6.60%	(2.35)%	36.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.23%G	1.28%	1.31%	1.24%	1.08%	1.20%
Expenses net of fee waivers, if any	1.23%G	1.28%	1.31%	1.23%	1.08%	1.20%
Expenses net of all reductions	1.22%G	1.27%	1.31%	1.23%	1.08%	1.18%
Net investment income (loss)	1.38%G	1.39%	1.80%	1.53%	1.07%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$526,146	$237,469	$22,727	$10,070	$8,092	$67,038
Portfolio turnover rateH	21%G	22%	29%	36%	102%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$433,001,918
Gross unrealized depreciation	(109,690,634)
Net unrealized appreciation (depreciation)	$323,311,284
Tax cost	$1,926,138,263

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $580,554,158 and $206,606,890, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .95% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$92,671	$3,791
Class M	.25%	.25%	51,263	461
Class C	.75%	.25%	191,181	81,355
			$335,115	$ 85,607

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$45,891
Class M	3,905
Class C(a)	4,863
$54,659

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$79,920.22
Class M	24,713.24
Class C	41,921.22
International Small Cap	1,305,374.17
Class I	338,265.19
	$1,790,193

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $733 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,743 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,383. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $127,675, including $46 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $83,238 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $174.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,116.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$511,661	$440,395
Class M	100,106	105,144
Class C	105,745	42,573
International Small Cap	13,927,531	13,342,577
Class I	2,593,133	462,523
Total	$17,238,176	$14,393,212
From net realized gain
Class A	$1,639,043	$461,138
Class M	488,601	163,369
Class C	748,093	151,895
International Small Cap	35,152,700	11,341,189
Class I	6,286,641	361,268
Total	$44,315,078	$12,478,859

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	958,071	1,346,483	$28,483,183	$35,353,222
Reinvestment of distributions	72,621	38,390	2,060,979	881,445
Shares redeemed	(464,388)	(746,471)	(13,725,103)	(18,879,894)
Net increase (decrease)	566,304	638,402	$16,819,059	$17,354,773
Class M
Shares sold	168,813	165,476	$4,987,396	$4,273,457
Reinvestment of distributions	20,707	11,602	585,586	265,460
Shares redeemed	(100,002)	(116,364)	(2,955,222)	(2,968,272)
Net increase (decrease)	89,518	60,714	$2,617,760	$1,570,645
Class C
Shares sold	851,231	554,853	$24,484,610	$14,330,189
Reinvestment of distributions	30,679	8,175	842,145	182,379
Shares redeemed	(142,683)	(171,623)	(4,122,291)	(4,225,035)
Net increase (decrease)	739,227	391,405	$21,204,464	$10,287,533
International Small Cap
Shares sold	10,898,239	20,105,455	$330,067,344	$528,374,537
Reinvestment of distributions	1,616,727	1,029,746	46,674,910	24,013,687
Shares redeemed	(8,200,708)	(10,901,622)	(246,043,950)	(292,534,899)
Net increase (decrease)	4,314,258	10,233,579	$130,698,304	$259,853,325
Class I
Shares sold	10,535,023	7,788,345	$320,978,937	$213,872,926
Reinvestment of distributions	286,614	29,052	8,326,151	682,131
Shares redeemed	(1,416,324)	(824,089)	(43,133,420)	(22,829,284)
Net increase (decrease)	9,405,313	6,993,308	$286,171,668	$191,725,773

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.51%
Actual		$1,000.00	$1,047.90	$7.67
Hypothetical-C		$1,000.00	$1,017.31	$7.55
Class M	1.78%
Actual		$1,000.00	$1,046.30	$9.03
Hypothetical-C		$1,000.00	$1,015.97	$8.90
Class C	2.26%
Actual		$1,000.00	$1,044.10	$11.45
Hypothetical-C		$1,000.00	$1,013.59	$11.28
International Small Cap	1.21%
Actual		$1,000.00	$1,049.60	$6.15
Hypothetical-C		$1,000.00	$1,018.79	$6.06
Class I	1.23%
Actual		$1,000.00	$1,049.30	$6.25
Hypothetical-C		$1,000.00	$1,018.70	$6.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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www.fidelity.com

ISC-SANN-0618
1.800662.114

Fidelity Advisor® International Small Cap Opportunities Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® International Small Cap Opportunities Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	34.1%
United Kingdom	15.7%
United States of America*	11.1%
Germany	6.0%
Sweden	4.4%
France	2.7%
Spain	2.6%
Italy	2.3%
Denmark	2.3%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	91.0
Investment Companies	3.6
Short-Term Investments and Net Other Assets (Liabilities)	5.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Azbil Corp. (Japan, Electronic Equipment & Components)	2.2
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.2
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	2.1
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.9
OBIC Co. Ltd. (Japan, IT Services)	1.8
SHO-BOND Holdings Co. Ltd. (Japan, Construction & Engineering)	1.7
Nihon Parkerizing Co. Ltd. (Japan, Chemicals)	1.6
OSG Corp. (Japan, Machinery)	1.6
CompuGroup Medical AG (Germany, Health Care Technology)	1.6
Interpump Group SpA (Italy, Machinery)	1.6
18.3

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	22.5
Consumer Discretionary	14.9
Information Technology	13.1
Health Care	12.3
Consumer Staples	8.7
Materials	7.0
Financials	5.2
Real Estate	5.1
Energy	2.2

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
Australia - 2.0%
Accent Group Ltd. (a)	3,598,268	$3,381,076
Adelaide Brighton Ltd. (a)	1,381,857	6,666,923
Beacon Lighting Group Ltd.	2,785,250	3,084,755
DuluxGroup Ltd.	1,822,063	10,593,767
Imdex Ltd. (b)	4,040,102	3,767,415
Quintis Ltd. (a)(b)(c)	2,011,191	15

TOTAL AUSTRALIA		27,493,951

Austria - 0.7%
Andritz AG	172,500	9,282,338
Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC	1,483,779	7,047,950
Belgium - 1.3%
KBC Ancora	297,848	18,073,983
Bermuda - 0.4%
Vostok New Ventures Ltd. (depositary receipt) (b)	701,789	5,882,536
Canada - 1.2%
McCoy Global, Inc. (b)	636,715	634,756
New Look Vision Group, Inc.	207,200	5,244,753
Pason Systems, Inc.	340,800	4,764,485
PrairieSky Royalty Ltd.	107,800	2,390,331
ShawCor Ltd. Class A	164,900	3,190,246

TOTAL CANADA		16,224,571

Cayman Islands - 0.7%
58.com, Inc. ADR (b)	56,600	4,946,274
Value Partners Group Ltd.	4,314,000	4,080,635

TOTAL CAYMAN ISLANDS		9,026,909

Denmark - 2.3%
Jyske Bank A/S (Reg.)	183,127	11,008,931
Scandinavian Tobacco Group A/S (d)	296,306	4,956,283
SimCorp A/S	74,800	5,445,996
Spar Nord Bank A/S	831,369	9,526,847

TOTAL DENMARK		30,938,057

Finland - 0.5%
Tikkurila Oyj (a)	401,746	7,267,524
France - 2.7%
Elis SA	752,442	18,009,422
Laurent-Perrier Group SA	51,163	6,456,474
Vetoquinol SA	110,184	6,998,861
Virbac SA (b)	32,652	5,094,428

TOTAL FRANCE		36,559,185

Germany - 4.6%
CompuGroup Medical AG	411,921	21,509,124
CTS Eventim AG	391,593	18,366,959
Fielmann AG	68,873	5,663,947
Nexus AG	291,358	9,746,077
WashTec AG	84,774	8,179,609

TOTAL GERMANY		63,465,716

Greece - 0.3%
Motor Oil (HELLAS) Corinth Refineries SA	156,800	3,745,376
India - 0.2%
Jyothy Laboratories Ltd.	500,746	2,728,118
Ireland - 1.3%
FBD Holdings PLC	240,328	3,410,086
James Hardie Industries PLC CDI	848,891	14,990,943

TOTAL IRELAND		18,401,029

Isle of Man - 0.9%
Playtech Ltd.	1,070,331	11,944,391
Israel - 2.0%
Azrieli Group	59,105	2,711,412
Ituran Location & Control Ltd.	454,908	14,261,366
Strauss Group Ltd.	508,344	10,484,829

TOTAL ISRAEL		27,457,607

Italy - 2.3%
Azimut Holding SpA	218,197	4,592,713
Beni Stabili SpA SIIQ	6,504,975	6,162,567
Interpump Group SpA	672,443	21,421,672

TOTAL ITALY		32,176,952

Japan - 34.1%
Ai Holdings Corp.	202,400	5,419,180
Aoki Super Co. Ltd.	330,000	3,933,315
Artnature, Inc.	524,100	3,595,637
Asahi Co. Ltd.	213,700	2,623,357
Aucnet, Inc.	184,870	2,399,657
Azbil Corp.	650,700	30,356,476
Broadleaf Co. Ltd.	734,600	3,507,695
Central Automotive Products Ltd.	135,400	2,111,754
Century21 Real Estate Japan Ltd.	66,500	821,821
Coca-Cola West Co. Ltd.	137,475	5,923,045
Daiichikosho Co. Ltd.	272,300	14,322,402
Daikokutenbussan Co. Ltd.	190,900	9,866,310
Funai Soken Holdings, Inc.	383,550	8,988,795
GCA Savvian Group Corp.	555,461	4,933,705
Goldcrest Co. Ltd.	574,130	12,221,007
Iwatsuka Confectionary Co. Ltd.	21,400	1,023,802
Kobayashi Pharmaceutical Co. Ltd.	199,900	16,877,763
Koshidaka Holdings Co. Ltd.	215,400	13,083,205
Kusuri No Aoki Holdings Co. Ltd.	132,800	9,123,015
Lasertec Corp.	511,872	17,090,494
Medikit Co. Ltd.	107,800	5,926,436
Miroku Jyoho Service Co., Ltd.	169,800	4,846,103
Misumi Group, Inc.	481,400	13,342,865
Mitsuboshi Belting Ltd.	48,000	549,287
Nabtesco Corp.	400,500	14,489,366
Nagaileben Co. Ltd.	613,100	16,247,262
Nakano Refrigerators Co. Ltd.	141,500	6,653,037
ND Software Co. Ltd.	97,942	923,694
Nihon Parkerizing Co. Ltd.	1,393,000	22,108,077
NS Tool Co. Ltd. (a)	156,800	4,274,277
OBIC Co. Ltd.	295,300	24,770,408
OSG Corp.	990,200	21,992,367
Paramount Bed Holdings Co. Ltd.	338,100	16,824,588
ProNexus, Inc.	472,400	6,118,902
San-Ai Oil Co. Ltd.	926,200	14,606,374
SHO-BOND Holdings Co. Ltd.	302,800	22,934,358
Shoei Co. Ltd.	377,426	14,034,364
SK Kaken Co. Ltd.	85,000	8,669,502
Software Service, Inc.	70,000	4,924,076
Techno Medica Co. Ltd.	80,791	1,544,577
The Monogatari Corp.	63,400	6,912,989
TKC Corp.	193,600	7,747,896
Tocalo Co. Ltd.	468,000	5,835,016
USS Co. Ltd.	966,500	20,343,181
Welcia Holdings Co. Ltd.	191,700	9,872,585
Workman Co. Ltd.	229,500	9,153,128
Yamada Consulting Group Co. Ltd.	397,800	11,316,850
Yamato Kogyo Co. Ltd.	141,400	4,203,714

TOTAL JAPAN		469,387,714

Korea (South) - 0.9%
BGF Retail Co. Ltd.	53,748	9,585,982
Leeno Industrial, Inc.	57,128	3,056,642

TOTAL KOREA (SOUTH)		12,642,624

Mexico - 0.2%
Consorcio ARA S.A.B. de CV	8,852,578	3,341,837
Netherlands - 2.0%
Aalberts Industries NV	319,501	15,757,273
Takeaway.com Holding BV (b)(d)	99,887	5,814,055
VastNed Retail NV	114,002	5,706,372

TOTAL NETHERLANDS		27,277,700

Norway - 1.1%
Kongsberg Gruppen ASA	383,800	9,424,803
Skandiabanken ASA (d)	623,200	5,632,051

TOTAL NORWAY		15,056,854

Philippines - 0.5%
Jollibee Food Corp.	1,309,740	7,208,797
South Africa - 1.1%
Clicks Group Ltd.	902,329	15,427,051
Spain - 2.6%
Hispania Activos Inmobiliarios SA	366,631	7,792,287
Merlin Properties Socimi SA	545,300	8,428,855
Prosegur Compania de Seguridad SA (Reg.)	2,547,090	19,316,438

TOTAL SPAIN		35,537,580

Sweden - 4.4%
Addlife AB	175,200	3,671,404
AddTech AB (B Shares)	598,543	12,481,252
Fagerhult AB (a)	1,435,439	14,671,340
Lagercrantz Group AB (B Shares)	904,775	8,513,925
Loomis AB (B Shares)	298,500	10,915,099
Saab AB (B Shares) (a)	254,700	10,456,584

TOTAL SWEDEN		60,709,604

Switzerland - 0.6%
Tecan Group AG	38,822	8,579,231
Taiwan - 0.4%
Addcn Technology Co. Ltd.	638,435	5,518,905
United Kingdom - 15.7%
Alliance Pharma PLC	4,048,400	4,514,480
Ascential PLC	2,119,951	12,298,713
Avon Rubber PLC	283,500	5,249,460
Cineworld Group PLC	1,468,300	5,263,748
Dechra Pharmaceuticals PLC	751,609	28,372,574
DP Poland PLC (b)	7,057,200	2,963,272
Elementis PLC	3,644,910	14,230,899
Great Portland Estates PLC	1,101,542	10,576,021
Hilton Food Group PLC	312,888	3,816,471
Howden Joinery Group PLC	830,300	5,449,034
Informa PLC	1,684,956	17,142,427
InterContinental Hotel Group PLC ADR (a)	72,195	4,594,490
ITE Group PLC	3,255,234	6,811,851
Rightmove PLC	192,147	12,075,739
Shaftesbury PLC	1,129,573	15,721,891
Spectris PLC	812,778	30,099,795
Spirax-Sarco Engineering PLC	331,991	26,349,049
Topps Tiles PLC	3,398,115	3,227,948
Ultra Electronics Holdings PLC	371,558	7,202,257

TOTAL UNITED KINGDOM		215,960,119

United States of America - 2.1%
Autoliv, Inc. (a)	44,300	5,938,415
Martin Marietta Materials, Inc.	23,820	4,639,421
Mohawk Industries, Inc. (b)	14,300	3,001,284
PriceSmart, Inc.	104,074	9,116,882
ResMed, Inc.	68,095	6,444,511

TOTAL UNITED STATES OF AMERICA		29,140,513

TOTAL COMMON STOCKS
(Cost $894,247,029)		1,233,504,722

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Sartorius AG (non-vtg.)
(Cost $3,757,135)	125,880	19,427,222

Investment Companies - 3.6%
United States of America - 3.6%
iShares MSCI EAFE Small-Cap ETF
(Cost $49,870,027)	750,000	49,215,004

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 1.74% (e)	69,289,707	69,303,565
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	6,630,648	6,631,311
TOTAL MONEY MARKET FUNDS
(Cost $75,934,876)		75,934,876
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,023,809,067)		1,378,081,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,826,131)
NET ASSETS - 100%		$1,376,255,693

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,402,389 or 1.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$302,467
Fidelity Securities Lending Cash Central Fund	47,593
Total	$350,060

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$207,877,098	$194,202,470	$13,674,628	$--
Consumer Staples	117,831,279	99,676,110	18,155,169	--
Energy	29,331,568	29,331,568	--	--
Financials	72,097,770	68,017,135	4,080,635	--
Health Care	167,796,495	167,796,495	--	--
Industrials	310,660,750	310,660,750	--	--
Information Technology	180,056,551	174,537,646	5,518,905	--
Materials	97,138,200	61,119,137	36,019,048	15
Real Estate	70,142,233	70,142,233	--	--
Investment Companies	49,215,004	49,215,004	--	--
Money Market Funds	75,934,876	75,934,876	--	--
Total Investments in Securities:	$1,378,081,824	$1,300,633,424	$77,448,385	$15

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$70,382,372
Level 2 to Level 1	$378,633,854

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Industrials
Beginning Balance	$16,532,055
Net Realized Gain (Loss) on Investment Securities	(2,430,489)
Net Unrealized Gain (Loss) on Investment Securities	(2,765,043)
Cost of Purchases	--
Proceeds of Sales	(11,336,523)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$--
Other Investments in Securities
Beginning Balance	$454,083
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(454,068)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$15
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(454,068)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund’s Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,282,542) — See accompanying schedule: Unaffiliated issuers (cost $947,874,191)	$1,302,146,948
Fidelity Central Funds (cost $75,934,876)	75,934,876
Total Investment in Securities (cost $1,023,809,067)		$1,378,081,824
Cash		617,117
Foreign currency held at value (cost $205,283)		205,283
Receivable for investments sold		1,379,104
Receivable for fund shares sold		3,483,149
Dividends receivable		4,638,833
Distributions receivable from Fidelity Central Funds		134,955
Prepaid expenses		577
Other receivables		11,646
Total assets		1,388,552,488
Liabilities
Payable for investments purchased	$3,306,748
Payable for fund shares redeemed	1,035,282
Accrued management fee	962,819
Distribution and service plan fees payable	32,086
Other affiliated payables	250,527
Other payables and accrued expenses	77,923
Collateral on securities loaned	6,631,410
Total liabilities		12,296,795
Net Assets		$1,376,255,693
Net Assets consist of:
Paid in capital		$1,017,676,784
Undistributed net investment income		4,021,965
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		299,450
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		354,257,494
Net Assets		$1,376,255,693
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($47,943,710 ÷ 2,418,186 shares)		$19.83
Maximum offering price per share (100/94.25 of $19.83)		$21.04
Class M:
Net Asset Value and redemption price per share ($16,439,337 ÷ 835,674 shares)		$19.67
Maximum offering price per share (100/96.50 of $19.67)		$20.38
Class C:
Net Asset Value and offering price per share ($18,856,420 ÷ 983,768 shares)(a)		$19.17
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($1,085,916,823 ÷ 54,202,073 shares)		$20.03
Class I:
Net Asset Value, offering price and redemption price per share ($207,099,403 ÷ 10,351,587 shares)		$20.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$12,407,928
Income from Fidelity Central Funds		350,060
Income before foreign taxes withheld		12,757,988
Less foreign taxes withheld		(1,178,760)
Total income		11,579,228
Expenses
Management fee
Basic fee	$5,138,300
Performance adjustment	52,938
Transfer agent fees	1,147,372
Distribution and service plan fees	177,941
Accounting and security lending fees	280,100
Custodian fees and expenses	89,089
Independent trustees' fees and expenses	2,353
Registration fees	48,751
Audit	34,413
Legal	3,114
Miscellaneous	3,771
Total expenses before reductions	6,978,142
Expense reductions	(14,755)	6,963,387
Net investment income (loss)		4,615,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,909,964
Fidelity Central Funds	(873)
Foreign currency transactions	60,790
Total net realized gain (loss)		17,969,881
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	81,117,208
Fidelity Central Funds	647
Assets and liabilities in foreign currencies	(15,683)
Total change in net unrealized appreciation (depreciation)		81,102,172
Net gain (loss)		99,072,053
Net increase (decrease) in net assets resulting from operations		$103,687,894

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,615,841	$9,131,889
Net realized gain (loss)	17,969,881	41,561,179
Change in net unrealized appreciation (depreciation)	81,102,172	187,420,991
Net increase (decrease) in net assets resulting from operations	103,687,894	238,114,059
Distributions to shareholders from net investment income	(8,651,810)	(10,624,038)
Distributions to shareholders from net realized gain	(14,636,693)	(2,566,511)
Total distributions	(23,288,503)	(13,190,549)
Share transactions - net increase (decrease)	143,787,396	(108,646,188)
Redemption fees	15,029	188,947
Total increase (decrease) in net assets	224,201,816	116,466,269
Net Assets
Beginning of period	1,152,053,877	1,035,587,608
End of period	$1,376,255,693	$1,152,053,877
Other Information
Undistributed net investment income end of period	$4,021,965	$8,057,934

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.47	$14.82	$14.75	$13.65	$13.68	$10.78
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.06	.05	.07
Net realized and unrealized gain (loss)	1.65	3.71	.10	1.11	.05	2.91
Total from investment operations	1.70	3.81	.19	1.17	.10	2.98
Distributions from net investment income	(.09)	(.12)	(.05)	(.05)	(.06)	(.08)
Distributions from net realized gain	(.24)	(.04)	(.07)	(.02)	(.08)	(.01)
Total distributions	(.34)B	(.16)	(.12)	(.07)	(.13)C	(.08)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.83	$18.47	$14.82	$14.75	$13.65	$13.68
Total ReturnF,G,H	9.30%	26.00%	1.30%	8.62%	.78%	27.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.40%K	1.43%	1.45%	1.52%	1.63%	1.70%
Expenses net of fee waivers, if any	1.40%K	1.43%	1.45%	1.52%	1.63%	1.65%
Expenses net of all reductions	1.40%K	1.43%	1.45%	1.51%	1.63%	1.64%
Net investment income (loss)	.50%K	.61%	.62%	.38%	.33%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$47,944	$41,324	$45,151	$42,289	$25,041	$22,052
Portfolio turnover rateL	18 %K	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.243 per share.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and net realized gain of $.079 per share.

 D Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.32	$14.68	$14.62	$13.53	$13.56	$10.69
Income from Investment Operations
Net investment income (loss)A	.02	.05	.04	.01	.01	.04
Net realized and unrealized gain (loss)	1.63	3.69	.10	1.11	.06	2.89
Total from investment operations	1.65	3.74	.14	1.12	.07	2.93
Distributions from net investment income	(.06)	(.06)	(.01)	(.01)	(.02)	(.05)
Distributions from net realized gain	(.24)	(.04)	(.07)	(.02)	(.08)	(.01)
Total distributions	(.30)	(.10)	(.08)	(.03)	(.10)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$19.67	$18.32	$14.68	$14.62	$13.53	$13.56
Total ReturnC,D,E	9.13%	25.63%	.95%	8.27%	.55%	27.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.68%H	1.73%	1.77%	1.80%	1.89%	1.96%
Expenses net of fee waivers, if any	1.68%H	1.73%	1.77%	1.80%	1.89%	1.90%
Expenses net of all reductions	1.68%H	1.73%	1.77%	1.80%	1.89%	1.89%
Net investment income (loss)	.21%H	.31%	.30%	.10%	.07%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$16,439	$14,422	$12,308	$13,296	$9,913	$9,634
Portfolio turnover rateI	18%H	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.84	$14.27	$14.26	$13.23	$13.28	$10.48
Income from Investment Operations
Net investment income (loss)A	(.03)	(.03)	(.03)	(.05)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.60	3.60	.09	1.08	.06	2.84
Total from investment operations	1.57	3.57	.06	1.03	–	2.82
Distributions from net investment income	–	–	–	–	–	(.01)
Distributions from net realized gain	(.24)	–	(.05)	–	(.05)	(.01)
Total distributions	(.24)	–	(.05)	–	(.05)	(.02)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$19.17	$17.84	$14.27	$14.26	$13.23	$13.28
Total ReturnC,D,E	8.90%	25.02%	.44%	7.79%	.03%	26.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.16%H	2.22%	2.26%	2.27%	2.38%	2.45%
Expenses net of fee waivers, if any	2.16%H	2.22%	2.26%	2.27%	2.38%	2.40%
Expenses net of all reductions	2.16%H	2.21%	2.25%	2.26%	2.38%	2.39%
Net investment income (loss)	(.27)%H	(.17)%	(.19)%	(.36)%	(.42)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,856	$14,547	$12,625	$17,370	$8,438	$8,070
Portfolio turnover rateI	18%H	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$15.00	$14.91	$13.80	$13.82	$10.88
Income from Investment Operations
Net investment income (loss)A	.08	.15	.13	.10	.09	.10
Net realized and unrealized gain (loss)	1.65	3.75	.11	1.12	.06	2.95
Total from investment operations	1.73	3.90	.24	1.22	.15	3.05
Distributions from net investment income	(.15)	(.17)	(.08)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.24)	(.04)	(.07)	(.02)	(.08)	(.01)
Total distributions	(.39)	(.21)	(.15)	(.11)	(.17)	(.11)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.03	$18.69	$15.00	$14.91	$13.80	$13.82
Total ReturnC,D	9.40%	26.39%	1.58%	8.92%	1.11%	28.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%G	1.13%	1.17%	1.23%	1.30%	1.39%
Expenses net of fee waivers, if any	1.10%G	1.13%	1.17%	1.22%	1.30%	1.39%
Expenses net of all reductions	1.10%G	1.13%	1.16%	1.22%	1.30%	1.38%
Net investment income (loss)	.79%G	.91%	.90%	.68%	.65%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,085,917	$916,882	$809,952	$762,563	$584,253	$518,121
Portfolio turnover rateH	18 %G	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.66	$14.99	$14.91	$13.81	$13.83	$10.90
Income from Investment Operations
Net investment income (loss)A	.08	.15	.13	.10	.08	.11
Net realized and unrealized gain (loss)	1.66	3.74	.10	1.13	.07	2.93
Total from investment operations	1.74	3.89	.23	1.23	.15	3.04
Distributions from net investment income	(.15)	(.18)	(.08)	(.11)	(.09)	(.10)
Distributions from net realized gain	(.24)	(.04)	(.07)	(.02)	(.08)	(.01)
Total distributions	(.39)	(.22)	(.15)	(.13)	(.17)	(.11)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.01	$18.66	$14.99	$14.91	$13.81	$13.83
Total ReturnC,D	9.46%	26.34%	1.56%	8.98%	1.11%	28.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%G	1.14%	1.16%	1.19%	1.36%	1.38%
Expenses net of fee waivers, if any	1.13%G	1.14%	1.16%	1.19%	1.36%	1.37%
Expenses net of all reductions	1.13%G	1.14%	1.16%	1.18%	1.36%	1.37%
Net investment income (loss)	.76%G	.90%	.91%	.71%	.60%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$207,099	$164,878	$155,551	$120,723	$29,822	$5,670
Portfolio turnover rateH	18 %G	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap Opportunities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$376,331,513
Gross unrealized depreciation	(39,485,669)
Net unrealized appreciation (depreciation)	$336,845,844
Tax cost	$1,041,235,980

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $207,522,983 and $106,237,190, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Investment Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$57,260	$2,059
Class M	.25%	.25%	38,884	424
Class C	.75%	.25%	81,797	10,683
			$177,941	$13,166

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,475
Class M	3,035
Class C(a)	2,039
$21,549

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$51,362.22
Class M	20,063.26
Class C	19,716.24
International Small Cap Opportunities	863,924.18
Class I	192,307.21
	$1,147,372

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $159 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,688 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47,593. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,932 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $51

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,772.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$209,705	$345,589
Class M	47,051	44,101
Class C	147	–
International Small Cap Opportunities	7,035,349	8,436,166
Class I	1,359,558	1,798,182
Total	$8,651,810	$10,624,038
From net realized gain
Class A	$547,128	$117,149
Class M	190,555	32,073
Class C	199,614	–
International Small Cap Opportunities	11,470,004	2,008,611
Class I	2,229,392	408,678
Total	$14,636,693	$2,566,511

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	386,093	617,618	$7,547,784	$9,892,785
Reinvestment of distributions	39,412	30,743	734,649	441,465
Shares redeemed	(244,782)	(1,457,378)	(4,777,637)	(22,890,236)
Net increase (decrease)	180,723	(809,017)	$3,504,796	$(12,555,986)
Class M
Shares sold	104,554	184,978	$2,036,462	$3,117,188
Reinvestment of distributions	12,748	5,229	235,975	74,674
Shares redeemed	(68,799)	(241,247)	(1,328,243)	(3,797,029)
Net increase (decrease)	48,503	(51,040)	$944,194	$(605,167)
Class C
Shares sold	223,222	166,898	$4,286,533	$2,711,727
Reinvestment of distributions	10,900	–	196,970	–
Shares redeemed	(65,635)	(236,034)	(1,240,734)	(3,599,444)
Net increase (decrease)	168,487	(69,136)	$3,242,769	$(887,717)
International Small Cap Opportunities
Shares sold	10,821,942	8,291,089	$216,594,490	$139,007,305
Reinvestment of distributions	814,355	594,332	15,335,912	8,611,863
Shares redeemed	(6,499,270)	(13,816,436)	(125,749,475)	(218,659,907)
Net increase (decrease)	5,137,027	(4,931,015)	$106,180,927	$(71,040,739)
Class I
Shares sold	3,505,992	4,860,065	$69,277,197	$80,212,539
Reinvestment of distributions	153,156	138,286	2,881,165	2,000,992
Shares redeemed	(2,142,000)	(6,539,728)	(42,243,652)	(105,770,110)
Net increase (decrease)	1,517,148	(1,541,377)	$29,914,710	$(23,556,579)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.40%
Actual		$1,000.00	$1,093.00	$7.27
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class M	1.68%
Actual		$1,000.00	$1,091.30	$8.71
Hypothetical-C		$1,000.00	$1,016.46	$8.40
Class C	2.16%
Actual		$1,000.00	$1,089.00	$11.19
Hypothetical-C		$1,000.00	$1,014.08	$10.79
International Small Cap Opportunities	1.10%
Actual		$1,000.00	$1,094.00	$5.71
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class I	1.13%
Actual		$1,000.00	$1,094.60	$5.87
Hypothetical-C		$1,000.00	$1,019.19	$5.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AILS-SANN-0618
1.815094.112

Fidelity® International Small Cap Opportunities Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	34.1%
United Kingdom	15.7%
United States of America*	11.1%
Germany	6.0%
Sweden	4.4%
France	2.7%
Spain	2.6%
Italy	2.3%
Denmark	2.3%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	91.0
Investment Companies	3.6
Short-Term Investments and Net Other Assets (Liabilities)	5.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Azbil Corp. (Japan, Electronic Equipment & Components)	2.2
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.2
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	2.1
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.9
OBIC Co. Ltd. (Japan, IT Services)	1.8
SHO-BOND Holdings Co. Ltd. (Japan, Construction & Engineering)	1.7
Nihon Parkerizing Co. Ltd. (Japan, Chemicals)	1.6
OSG Corp. (Japan, Machinery)	1.6
CompuGroup Medical AG (Germany, Health Care Technology)	1.6
Interpump Group SpA (Italy, Machinery)	1.6
18.3

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	22.5
Consumer Discretionary	14.9
Information Technology	13.1
Health Care	12.3
Consumer Staples	8.7
Materials	7.0
Financials	5.2
Real Estate	5.1
Energy	2.2

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
Australia - 2.0%
Accent Group Ltd. (a)	3,598,268	$3,381,076
Adelaide Brighton Ltd. (a)	1,381,857	6,666,923
Beacon Lighting Group Ltd.	2,785,250	3,084,755
DuluxGroup Ltd.	1,822,063	10,593,767
Imdex Ltd. (b)	4,040,102	3,767,415
Quintis Ltd. (a)(b)(c)	2,011,191	15

TOTAL AUSTRALIA		27,493,951

Austria - 0.7%
Andritz AG	172,500	9,282,338
Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC	1,483,779	7,047,950
Belgium - 1.3%
KBC Ancora	297,848	18,073,983
Bermuda - 0.4%
Vostok New Ventures Ltd. (depositary receipt) (b)	701,789	5,882,536
Canada - 1.2%
McCoy Global, Inc. (b)	636,715	634,756
New Look Vision Group, Inc.	207,200	5,244,753
Pason Systems, Inc.	340,800	4,764,485
PrairieSky Royalty Ltd.	107,800	2,390,331
ShawCor Ltd. Class A	164,900	3,190,246

TOTAL CANADA		16,224,571

Cayman Islands - 0.7%
58.com, Inc. ADR (b)	56,600	4,946,274
Value Partners Group Ltd.	4,314,000	4,080,635

TOTAL CAYMAN ISLANDS		9,026,909

Denmark - 2.3%
Jyske Bank A/S (Reg.)	183,127	11,008,931
Scandinavian Tobacco Group A/S (d)	296,306	4,956,283
SimCorp A/S	74,800	5,445,996
Spar Nord Bank A/S	831,369	9,526,847

TOTAL DENMARK		30,938,057

Finland - 0.5%
Tikkurila Oyj (a)	401,746	7,267,524
France - 2.7%
Elis SA	752,442	18,009,422
Laurent-Perrier Group SA	51,163	6,456,474
Vetoquinol SA	110,184	6,998,861
Virbac SA (b)	32,652	5,094,428

TOTAL FRANCE		36,559,185

Germany - 4.6%
CompuGroup Medical AG	411,921	21,509,124
CTS Eventim AG	391,593	18,366,959
Fielmann AG	68,873	5,663,947
Nexus AG	291,358	9,746,077
WashTec AG	84,774	8,179,609

TOTAL GERMANY		63,465,716

Greece - 0.3%
Motor Oil (HELLAS) Corinth Refineries SA	156,800	3,745,376
India - 0.2%
Jyothy Laboratories Ltd.	500,746	2,728,118
Ireland - 1.3%
FBD Holdings PLC	240,328	3,410,086
James Hardie Industries PLC CDI	848,891	14,990,943

TOTAL IRELAND		18,401,029

Isle of Man - 0.9%
Playtech Ltd.	1,070,331	11,944,391
Israel - 2.0%
Azrieli Group	59,105	2,711,412
Ituran Location & Control Ltd.	454,908	14,261,366
Strauss Group Ltd.	508,344	10,484,829

TOTAL ISRAEL		27,457,607

Italy - 2.3%
Azimut Holding SpA	218,197	4,592,713
Beni Stabili SpA SIIQ	6,504,975	6,162,567
Interpump Group SpA	672,443	21,421,672

TOTAL ITALY		32,176,952

Japan - 34.1%
Ai Holdings Corp.	202,400	5,419,180
Aoki Super Co. Ltd.	330,000	3,933,315
Artnature, Inc.	524,100	3,595,637
Asahi Co. Ltd.	213,700	2,623,357
Aucnet, Inc.	184,870	2,399,657
Azbil Corp.	650,700	30,356,476
Broadleaf Co. Ltd.	734,600	3,507,695
Central Automotive Products Ltd.	135,400	2,111,754
Century21 Real Estate Japan Ltd.	66,500	821,821
Coca-Cola West Co. Ltd.	137,475	5,923,045
Daiichikosho Co. Ltd.	272,300	14,322,402
Daikokutenbussan Co. Ltd.	190,900	9,866,310
Funai Soken Holdings, Inc.	383,550	8,988,795
GCA Savvian Group Corp.	555,461	4,933,705
Goldcrest Co. Ltd.	574,130	12,221,007
Iwatsuka Confectionary Co. Ltd.	21,400	1,023,802
Kobayashi Pharmaceutical Co. Ltd.	199,900	16,877,763
Koshidaka Holdings Co. Ltd.	215,400	13,083,205
Kusuri No Aoki Holdings Co. Ltd.	132,800	9,123,015
Lasertec Corp.	511,872	17,090,494
Medikit Co. Ltd.	107,800	5,926,436
Miroku Jyoho Service Co., Ltd.	169,800	4,846,103
Misumi Group, Inc.	481,400	13,342,865
Mitsuboshi Belting Ltd.	48,000	549,287
Nabtesco Corp.	400,500	14,489,366
Nagaileben Co. Ltd.	613,100	16,247,262
Nakano Refrigerators Co. Ltd.	141,500	6,653,037
ND Software Co. Ltd.	97,942	923,694
Nihon Parkerizing Co. Ltd.	1,393,000	22,108,077
NS Tool Co. Ltd. (a)	156,800	4,274,277
OBIC Co. Ltd.	295,300	24,770,408
OSG Corp.	990,200	21,992,367
Paramount Bed Holdings Co. Ltd.	338,100	16,824,588
ProNexus, Inc.	472,400	6,118,902
San-Ai Oil Co. Ltd.	926,200	14,606,374
SHO-BOND Holdings Co. Ltd.	302,800	22,934,358
Shoei Co. Ltd.	377,426	14,034,364
SK Kaken Co. Ltd.	85,000	8,669,502
Software Service, Inc.	70,000	4,924,076
Techno Medica Co. Ltd.	80,791	1,544,577
The Monogatari Corp.	63,400	6,912,989
TKC Corp.	193,600	7,747,896
Tocalo Co. Ltd.	468,000	5,835,016
USS Co. Ltd.	966,500	20,343,181
Welcia Holdings Co. Ltd.	191,700	9,872,585
Workman Co. Ltd.	229,500	9,153,128
Yamada Consulting Group Co. Ltd.	397,800	11,316,850
Yamato Kogyo Co. Ltd.	141,400	4,203,714

TOTAL JAPAN		469,387,714

Korea (South) - 0.9%
BGF Retail Co. Ltd.	53,748	9,585,982
Leeno Industrial, Inc.	57,128	3,056,642

TOTAL KOREA (SOUTH)		12,642,624

Mexico - 0.2%
Consorcio ARA S.A.B. de CV	8,852,578	3,341,837
Netherlands - 2.0%
Aalberts Industries NV	319,501	15,757,273
Takeaway.com Holding BV (b)(d)	99,887	5,814,055
VastNed Retail NV	114,002	5,706,372

TOTAL NETHERLANDS		27,277,700

Norway - 1.1%
Kongsberg Gruppen ASA	383,800	9,424,803
Skandiabanken ASA (d)	623,200	5,632,051

TOTAL NORWAY		15,056,854

Philippines - 0.5%
Jollibee Food Corp.	1,309,740	7,208,797
South Africa - 1.1%
Clicks Group Ltd.	902,329	15,427,051
Spain - 2.6%
Hispania Activos Inmobiliarios SA	366,631	7,792,287
Merlin Properties Socimi SA	545,300	8,428,855
Prosegur Compania de Seguridad SA (Reg.)	2,547,090	19,316,438

TOTAL SPAIN		35,537,580

Sweden - 4.4%
Addlife AB	175,200	3,671,404
AddTech AB (B Shares)	598,543	12,481,252
Fagerhult AB (a)	1,435,439	14,671,340
Lagercrantz Group AB (B Shares)	904,775	8,513,925
Loomis AB (B Shares)	298,500	10,915,099
Saab AB (B Shares) (a)	254,700	10,456,584

TOTAL SWEDEN		60,709,604

Switzerland - 0.6%
Tecan Group AG	38,822	8,579,231
Taiwan - 0.4%
Addcn Technology Co. Ltd.	638,435	5,518,905
United Kingdom - 15.7%
Alliance Pharma PLC	4,048,400	4,514,480
Ascential PLC	2,119,951	12,298,713
Avon Rubber PLC	283,500	5,249,460
Cineworld Group PLC	1,468,300	5,263,748
Dechra Pharmaceuticals PLC	751,609	28,372,574
DP Poland PLC (b)	7,057,200	2,963,272
Elementis PLC	3,644,910	14,230,899
Great Portland Estates PLC	1,101,542	10,576,021
Hilton Food Group PLC	312,888	3,816,471
Howden Joinery Group PLC	830,300	5,449,034
Informa PLC	1,684,956	17,142,427
InterContinental Hotel Group PLC ADR (a)	72,195	4,594,490
ITE Group PLC	3,255,234	6,811,851
Rightmove PLC	192,147	12,075,739
Shaftesbury PLC	1,129,573	15,721,891
Spectris PLC	812,778	30,099,795
Spirax-Sarco Engineering PLC	331,991	26,349,049
Topps Tiles PLC	3,398,115	3,227,948
Ultra Electronics Holdings PLC	371,558	7,202,257

TOTAL UNITED KINGDOM		215,960,119

United States of America - 2.1%
Autoliv, Inc. (a)	44,300	5,938,415
Martin Marietta Materials, Inc.	23,820	4,639,421
Mohawk Industries, Inc. (b)	14,300	3,001,284
PriceSmart, Inc.	104,074	9,116,882
ResMed, Inc.	68,095	6,444,511

TOTAL UNITED STATES OF AMERICA		29,140,513

TOTAL COMMON STOCKS
(Cost $894,247,029)		1,233,504,722

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Sartorius AG (non-vtg.)
(Cost $3,757,135)	125,880	19,427,222

Investment Companies - 3.6%
United States of America - 3.6%
iShares MSCI EAFE Small-Cap ETF
(Cost $49,870,027)	750,000	49,215,004

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 1.74% (e)	69,289,707	69,303,565
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	6,630,648	6,631,311
TOTAL MONEY MARKET FUNDS
(Cost $75,934,876)		75,934,876
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,023,809,067)		1,378,081,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,826,131)
NET ASSETS - 100%		$1,376,255,693

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,402,389 or 1.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$302,467
Fidelity Securities Lending Cash Central Fund	47,593
Total	$350,060

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$207,877,098	$194,202,470	$13,674,628	$--
Consumer Staples	117,831,279	99,676,110	18,155,169	--
Energy	29,331,568	29,331,568	--	--
Financials	72,097,770	68,017,135	4,080,635	--
Health Care	167,796,495	167,796,495	--	--
Industrials	310,660,750	310,660,750	--	--
Information Technology	180,056,551	174,537,646	5,518,905	--
Materials	97,138,200	61,119,137	36,019,048	15
Real Estate	70,142,233	70,142,233	--	--
Investment Companies	49,215,004	49,215,004	--	--
Money Market Funds	75,934,876	75,934,876	--	--
Total Investments in Securities:	$1,378,081,824	$1,300,633,424	$77,448,385	$15

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$70,382,372
Level 2 to Level 1	$378,633,854

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Industrials
Beginning Balance	$16,532,055
Net Realized Gain (Loss) on Investment Securities	(2,430,489)
Net Unrealized Gain (Loss) on Investment Securities	(2,765,043)
Cost of Purchases	--
Proceeds of Sales	(11,336,523)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$--
Other Investments in Securities
Beginning Balance	$454,083
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(454,068)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$15
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(454,068)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund’s Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,282,542) — See accompanying schedule: Unaffiliated issuers (cost $947,874,191)	$1,302,146,948
Fidelity Central Funds (cost $75,934,876)	75,934,876
Total Investment in Securities (cost $1,023,809,067)		$1,378,081,824
Cash		617,117
Foreign currency held at value (cost $205,283)		205,283
Receivable for investments sold		1,379,104
Receivable for fund shares sold		3,483,149
Dividends receivable		4,638,833
Distributions receivable from Fidelity Central Funds		134,955
Prepaid expenses		577
Other receivables		11,646
Total assets		1,388,552,488
Liabilities
Payable for investments purchased	$3,306,748
Payable for fund shares redeemed	1,035,282
Accrued management fee	962,819
Distribution and service plan fees payable	32,086
Other affiliated payables	250,527
Other payables and accrued expenses	77,923
Collateral on securities loaned	6,631,410
Total liabilities		12,296,795
Net Assets		$1,376,255,693
Net Assets consist of:
Paid in capital		$1,017,676,784
Undistributed net investment income		4,021,965
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		299,450
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		354,257,494
Net Assets		$1,376,255,693
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($47,943,710 ÷ 2,418,186 shares)		$19.83
Maximum offering price per share (100/94.25 of $19.83)		$21.04
Class M:
Net Asset Value and redemption price per share ($16,439,337 ÷ 835,674 shares)		$19.67
Maximum offering price per share (100/96.50 of $19.67)		$20.38
Class C:
Net Asset Value and offering price per share ($18,856,420 ÷ 983,768 shares)(a)		$19.17
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($1,085,916,823 ÷ 54,202,073 shares)		$20.03
Class I:
Net Asset Value, offering price and redemption price per share ($207,099,403 ÷ 10,351,587 shares)		$20.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$12,407,928
Income from Fidelity Central Funds		350,060
Income before foreign taxes withheld		12,757,988
Less foreign taxes withheld		(1,178,760)
Total income		11,579,228
Expenses
Management fee
Basic fee	$5,138,300
Performance adjustment	52,938
Transfer agent fees	1,147,372
Distribution and service plan fees	177,941
Accounting and security lending fees	280,100
Custodian fees and expenses	89,089
Independent trustees' fees and expenses	2,353
Registration fees	48,751
Audit	34,413
Legal	3,114
Miscellaneous	3,771
Total expenses before reductions	6,978,142
Expense reductions	(14,755)	6,963,387
Net investment income (loss)		4,615,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,909,964
Fidelity Central Funds	(873)
Foreign currency transactions	60,790
Total net realized gain (loss)		17,969,881
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	81,117,208
Fidelity Central Funds	647
Assets and liabilities in foreign currencies	(15,683)
Total change in net unrealized appreciation (depreciation)		81,102,172
Net gain (loss)		99,072,053
Net increase (decrease) in net assets resulting from operations		$103,687,894

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,615,841	$9,131,889
Net realized gain (loss)	17,969,881	41,561,179
Change in net unrealized appreciation (depreciation)	81,102,172	187,420,991
Net increase (decrease) in net assets resulting from operations	103,687,894	238,114,059
Distributions to shareholders from net investment income	(8,651,810)	(10,624,038)
Distributions to shareholders from net realized gain	(14,636,693)	(2,566,511)
Total distributions	(23,288,503)	(13,190,549)
Share transactions - net increase (decrease)	143,787,396	(108,646,188)
Redemption fees	15,029	188,947
Total increase (decrease) in net assets	224,201,816	116,466,269
Net Assets
Beginning of period	1,152,053,877	1,035,587,608
End of period	$1,376,255,693	$1,152,053,877
Other Information
Undistributed net investment income end of period	$4,021,965	$8,057,934

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.47	$14.82	$14.75	$13.65	$13.68	$10.78
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.06	.05	.07
Net realized and unrealized gain (loss)	1.65	3.71	.10	1.11	.05	2.91
Total from investment operations	1.70	3.81	.19	1.17	.10	2.98
Distributions from net investment income	(.09)	(.12)	(.05)	(.05)	(.06)	(.08)
Distributions from net realized gain	(.24)	(.04)	(.07)	(.02)	(.08)	(.01)
Total distributions	(.34)B	(.16)	(.12)	(.07)	(.13)C	(.08)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.83	$18.47	$14.82	$14.75	$13.65	$13.68
Total ReturnF,G,H	9.30%	26.00%	1.30%	8.62%	.78%	27.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.40%K	1.43%	1.45%	1.52%	1.63%	1.70%
Expenses net of fee waivers, if any	1.40%K	1.43%	1.45%	1.52%	1.63%	1.65%
Expenses net of all reductions	1.40%K	1.43%	1.45%	1.51%	1.63%	1.64%
Net investment income (loss)	.50%K	.61%	.62%	.38%	.33%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$47,944	$41,324	$45,151	$42,289	$25,041	$22,052
Portfolio turnover rateL	18 %K	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.243 per share.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and net realized gain of $.079 per share.

 D Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.32	$14.68	$14.62	$13.53	$13.56	$10.69
Income from Investment Operations
Net investment income (loss)A	.02	.05	.04	.01	.01	.04
Net realized and unrealized gain (loss)	1.63	3.69	.10	1.11	.06	2.89
Total from investment operations	1.65	3.74	.14	1.12	.07	2.93
Distributions from net investment income	(.06)	(.06)	(.01)	(.01)	(.02)	(.05)
Distributions from net realized gain	(.24)	(.04)	(.07)	(.02)	(.08)	(.01)
Total distributions	(.30)	(.10)	(.08)	(.03)	(.10)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$19.67	$18.32	$14.68	$14.62	$13.53	$13.56
Total ReturnC,D,E	9.13%	25.63%	.95%	8.27%	.55%	27.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.68%H	1.73%	1.77%	1.80%	1.89%	1.96%
Expenses net of fee waivers, if any	1.68%H	1.73%	1.77%	1.80%	1.89%	1.90%
Expenses net of all reductions	1.68%H	1.73%	1.77%	1.80%	1.89%	1.89%
Net investment income (loss)	.21%H	.31%	.30%	.10%	.07%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$16,439	$14,422	$12,308	$13,296	$9,913	$9,634
Portfolio turnover rateI	18%H	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.84	$14.27	$14.26	$13.23	$13.28	$10.48
Income from Investment Operations
Net investment income (loss)A	(.03)	(.03)	(.03)	(.05)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.60	3.60	.09	1.08	.06	2.84
Total from investment operations	1.57	3.57	.06	1.03	–	2.82
Distributions from net investment income	–	–	–	–	–	(.01)
Distributions from net realized gain	(.24)	–	(.05)	–	(.05)	(.01)
Total distributions	(.24)	–	(.05)	–	(.05)	(.02)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$19.17	$17.84	$14.27	$14.26	$13.23	$13.28
Total ReturnC,D,E	8.90%	25.02%	.44%	7.79%	.03%	26.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.16%H	2.22%	2.26%	2.27%	2.38%	2.45%
Expenses net of fee waivers, if any	2.16%H	2.22%	2.26%	2.27%	2.38%	2.40%
Expenses net of all reductions	2.16%H	2.21%	2.25%	2.26%	2.38%	2.39%
Net investment income (loss)	(.27)%H	(.17)%	(.19)%	(.36)%	(.42)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,856	$14,547	$12,625	$17,370	$8,438	$8,070
Portfolio turnover rateI	18%H	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$15.00	$14.91	$13.80	$13.82	$10.88
Income from Investment Operations
Net investment income (loss)A	.08	.15	.13	.10	.09	.10
Net realized and unrealized gain (loss)	1.65	3.75	.11	1.12	.06	2.95
Total from investment operations	1.73	3.90	.24	1.22	.15	3.05
Distributions from net investment income	(.15)	(.17)	(.08)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.24)	(.04)	(.07)	(.02)	(.08)	(.01)
Total distributions	(.39)	(.21)	(.15)	(.11)	(.17)	(.11)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.03	$18.69	$15.00	$14.91	$13.80	$13.82
Total ReturnC,D	9.40%	26.39%	1.58%	8.92%	1.11%	28.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%G	1.13%	1.17%	1.23%	1.30%	1.39%
Expenses net of fee waivers, if any	1.10%G	1.13%	1.17%	1.22%	1.30%	1.39%
Expenses net of all reductions	1.10%G	1.13%	1.16%	1.22%	1.30%	1.38%
Net investment income (loss)	.79%G	.91%	.90%	.68%	.65%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,085,917	$916,882	$809,952	$762,563	$584,253	$518,121
Portfolio turnover rateH	18 %G	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.66	$14.99	$14.91	$13.81	$13.83	$10.90
Income from Investment Operations
Net investment income (loss)A	.08	.15	.13	.10	.08	.11
Net realized and unrealized gain (loss)	1.66	3.74	.10	1.13	.07	2.93
Total from investment operations	1.74	3.89	.23	1.23	.15	3.04
Distributions from net investment income	(.15)	(.18)	(.08)	(.11)	(.09)	(.10)
Distributions from net realized gain	(.24)	(.04)	(.07)	(.02)	(.08)	(.01)
Total distributions	(.39)	(.22)	(.15)	(.13)	(.17)	(.11)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.01	$18.66	$14.99	$14.91	$13.81	$13.83
Total ReturnC,D	9.46%	26.34%	1.56%	8.98%	1.11%	28.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%G	1.14%	1.16%	1.19%	1.36%	1.38%
Expenses net of fee waivers, if any	1.13%G	1.14%	1.16%	1.19%	1.36%	1.37%
Expenses net of all reductions	1.13%G	1.14%	1.16%	1.18%	1.36%	1.37%
Net investment income (loss)	.76%G	.90%	.91%	.71%	.60%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$207,099	$164,878	$155,551	$120,723	$29,822	$5,670
Portfolio turnover rateH	18 %G	11%	24%	21%	18%	31%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap Opportunities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$376,331,513
Gross unrealized depreciation	(39,485,669)
Net unrealized appreciation (depreciation)	$336,845,844
Tax cost	$1,041,235,980

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $207,522,983 and $106,237,190, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Investment Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$57,260	$2,059
Class M	.25%	.25%	38,884	424
Class C	.75%	.25%	81,797	10,683
			$177,941	$13,166

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,475
Class M	3,035
Class C(a)	2,039
$21,549

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$51,362.22
Class M	20,063.26
Class C	19,716.24
International Small Cap Opportunities	863,924.18
Class I	192,307.21
	$1,147,372

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $159 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,688 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47,593. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,932 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $51

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,772.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$209,705	$345,589
Class M	47,051	44,101
Class C	147	–
International Small Cap Opportunities	7,035,349	8,436,166
Class I	1,359,558	1,798,182
Total	$8,651,810	$10,624,038
From net realized gain
Class A	$547,128	$117,149
Class M	190,555	32,073
Class C	199,614	–
International Small Cap Opportunities	11,470,004	2,008,611
Class I	2,229,392	408,678
Total	$14,636,693	$2,566,511

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	386,093	617,618	$7,547,784	$9,892,785
Reinvestment of distributions	39,412	30,743	734,649	441,465
Shares redeemed	(244,782)	(1,457,378)	(4,777,637)	(22,890,236)
Net increase (decrease)	180,723	(809,017)	$3,504,796	$(12,555,986)
Class M
Shares sold	104,554	184,978	$2,036,462	$3,117,188
Reinvestment of distributions	12,748	5,229	235,975	74,674
Shares redeemed	(68,799)	(241,247)	(1,328,243)	(3,797,029)
Net increase (decrease)	48,503	(51,040)	$944,194	$(605,167)
Class C
Shares sold	223,222	166,898	$4,286,533	$2,711,727
Reinvestment of distributions	10,900	–	196,970	–
Shares redeemed	(65,635)	(236,034)	(1,240,734)	(3,599,444)
Net increase (decrease)	168,487	(69,136)	$3,242,769	$(887,717)
International Small Cap Opportunities
Shares sold	10,821,942	8,291,089	$216,594,490	$139,007,305
Reinvestment of distributions	814,355	594,332	15,335,912	8,611,863
Shares redeemed	(6,499,270)	(13,816,436)	(125,749,475)	(218,659,907)
Net increase (decrease)	5,137,027	(4,931,015)	$106,180,927	$(71,040,739)
Class I
Shares sold	3,505,992	4,860,065	$69,277,197	$80,212,539
Reinvestment of distributions	153,156	138,286	2,881,165	2,000,992
Shares redeemed	(2,142,000)	(6,539,728)	(42,243,652)	(105,770,110)
Net increase (decrease)	1,517,148	(1,541,377)	$29,914,710	$(23,556,579)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.40%
Actual		$1,000.00	$1,093.00	$7.27
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class M	1.68%
Actual		$1,000.00	$1,091.30	$8.71
Hypothetical-C		$1,000.00	$1,016.46	$8.40
Class C	2.16%
Actual		$1,000.00	$1,089.00	$11.19
Hypothetical-C		$1,000.00	$1,014.08	$10.79
International Small Cap Opportunities	1.10%
Actual		$1,000.00	$1,094.00	$5.71
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class I	1.13%
Actual		$1,000.00	$1,094.60	$5.87
Hypothetical-C		$1,000.00	$1,019.19	$5.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

ILS-SANN-0618
1.815078.112

Fidelity Advisor® International Value Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® International Value Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	22.3%
United Kingdom	16.8%
France	15.4%
Germany	9.3%
Switzerland	8.5%
Spain	4.2%
Australia	3.6%
Sweden	3.4%
Netherlands	3.1%
Other*	13.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.8

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Total SA (France, Oil, Gas & Consumable Fuels)	3.1
Novartis AG (Switzerland, Pharmaceuticals)	2.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.4
Banco Santander SA (Spain) (Spain, Banks)	2.3
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.0
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	1.8
BASF AG (Germany, Chemicals)	1.8
Commonwealth Bank of Australia (Australia, Banks)	1.7
Sanofi SA (France, Pharmaceuticals)	1.7
Honda Motor Co. Ltd. (Japan, Automobiles)	1.6
21.1

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	39.4
Industrials	12.3
Energy	10.7
Health Care	9.1
Consumer Discretionary	7.6
Materials	7.2
Information Technology	4.7
Consumer Staples	4.0
Telecommunication Services	2.4
Real Estate	1.8

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.6%
Commonwealth Bank of Australia	161,596	$8,701,045
Insurance Australia Group Ltd.	611,235	3,618,462
Macquarie Group Ltd.	51,561	4,199,039
Magellan Financial Group Ltd.	97,596	1,705,048

TOTAL AUSTRALIA		18,223,594

Austria - 1.0%
Erste Group Bank AG	101,700	4,986,205
Bailiwick of Jersey - 0.6%
Wolseley PLC	42,845	3,291,347
Belgium - 1.3%
KBC Groep NV	78,227	6,839,405
Canada - 0.4%
Nutrien Ltd.	48,080	2,188,774
Finland - 0.9%
Sampo Oyj (A Shares)	85,034	4,595,246
France - 15.4%
Accor SA	49,800	2,818,691
Atos Origin SA	37,457	5,061,581
AXA SA	283,221	8,099,740
Bouygues SA (a)	68,227	3,481,017
Capgemini SA	33,893	4,665,927
Compagnie de St. Gobain	51,000	2,678,753
Natixis SA	547,000	4,499,716
Sanofi SA	107,421	8,492,954
Societe Generale Series A	141,500	7,744,123
SR Teleperformance SA	25,000	4,012,251
Total SA (a)	249,811	15,701,056
VINCI SA (a)	69,200	6,918,872
Vivendi SA	159,792	4,224,000

TOTAL FRANCE		78,398,681

Germany - 8.5%
BASF AG	89,929	9,356,526
Brenntag AG	44,600	2,559,378
Deutsche Post AG	80,112	3,477,217
Deutsche Telekom AG	369,300	6,464,087
Fresenius SE & Co. KGaA	27,300	2,088,160
Hannover Reuck SE	31,600	4,449,475
HeidelbergCement Finance AG	25,800	2,531,743
Linde AG	15,400	3,422,785
SAP SE	28,531	3,169,956
Vonovia SE	111,565	5,605,944

TOTAL GERMANY		43,125,271

Hong Kong - 0.4%
AIA Group Ltd.	231,600	2,069,856
India - 0.1%
PC Jeweller Ltd.	121,614	263,293
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	6,527,200	1,504,967
Ireland - 0.8%
Allergan PLC	6,480	995,652
CRH PLC	91,785	3,259,415

TOTAL IRELAND		4,255,067

Italy - 2.9%
Assicurazioni Generali SpA	188,800	3,816,634
Intesa Sanpaolo SpA	2,001,900	7,615,143
Mediobanca SpA	280,743	3,412,289

TOTAL ITALY		14,844,066

Japan - 22.3%
AEON Financial Service Co. Ltd.	88,400	2,074,958
East Japan Railway Co.	30,100	2,888,300
Honda Motor Co. Ltd.	236,200	8,121,964
Hoya Corp.	49,500	2,654,308
Idemitsu Kosan Co. Ltd.	58,300	2,285,177
Itochu Corp.	325,400	6,530,622
Japan Tobacco, Inc.	107,400	2,884,926
Kao Corp.	47,000	3,377,104
Makita Corp.	80,400	3,618,441
Mitsubishi UFJ Financial Group, Inc.	1,412,100	9,462,967
Mitsui Fudosan Co. Ltd.	142,400	3,662,254
Nintendo Co. Ltd.	6,000	2,521,059
Nomura Holdings, Inc.	591,900	3,409,081
OBIC Co. Ltd.	49,600	4,160,556
Olympus Corp.	62,400	2,331,723
Oracle Corp. Japan	30,200	2,486,279
ORIX Corp.	340,800	5,997,980
Panasonic Corp.	247,100	3,658,847
Recruit Holdings Co. Ltd.	128,900	2,979,604
Shin-Etsu Chemical Co. Ltd.	43,100	4,338,781
Shinsei Bank Ltd.	184,600	2,884,164
SoftBank Corp.	52,300	3,996,176
Sony Corp.	65,400	3,054,580
Sony Financial Holdings, Inc.	194,300	3,552,924
Subaru Corp.	107,300	3,611,020
Sumitomo Mitsui Financial Group, Inc.	148,400	6,185,055
T&D Holdings, Inc.	203,800	3,465,644
Taiheiyo Cement Corp.	66,600	2,525,220
Tokio Marine Holdings, Inc.	111,400	5,270,406

TOTAL JAPAN		113,990,120

Netherlands - 3.1%
ING Groep NV (Certificaten Van Aandelen)	404,590	6,817,553
Koninklijke Philips Electronics NV	66,600	2,818,927
RELX NV	130,274	2,771,172
Wolters Kluwer NV	64,755	3,505,623

TOTAL NETHERLANDS		15,913,275

Norway - 1.4%
Statoil ASA (a)	280,776	7,180,203
Portugal - 0.7%
Galp Energia SGPS SA Class B	174,989	3,363,106
Spain - 3.8%
Banco Santander SA (Spain)	1,829,021	11,867,484
CaixaBank SA	918,497	4,466,535
Masmovil Ibercom SA (b)	10,585	1,528,781
Unicaja Banco SA	790,500	1,432,866

TOTAL SPAIN		19,295,666

Sweden - 3.4%
Alfa Laval AB (a)	117,500	2,921,180
Investor AB (B Shares)	79,769	3,489,862
Nordea Bank AB	628,200	6,412,100
Swedbank AB (A Shares)	197,742	4,312,018

TOTAL SWEDEN		17,135,160

Switzerland - 8.5%
Credit Suisse Group AG	316,761	5,342,568
Lafargeholcim Ltd. (Reg.)	51,790	2,893,133
Nestle SA (Reg. S)	88,219	6,834,334
Novartis AG	180,618	13,902,947
UBS Group AG	475,758	7,992,734
Zurich Insurance Group AG	20,650	6,596,344

TOTAL SWITZERLAND		43,562,060

United Kingdom - 16.8%
AstraZeneca PLC (United Kingdom)	78,217	5,475,376
Aviva PLC	795,186	5,777,561
BAE Systems PLC	484,367	4,063,949
BHP Billiton PLC	308,244	6,572,511
BP PLC	1,616,622	12,008,213
British American Tobacco PLC (United Kingdom)	50,263	2,756,800
Bunzl PLC	113,256	3,291,461
Compass Group PLC	134,810	2,895,250
GlaxoSmithKline PLC	162,276	3,254,797
HSBC Holdings PLC sponsored ADR (a)	104,511	5,252,723
Imperial Tobacco Group PLC	123,674	4,434,474
Informa PLC	362,172	3,684,670
Liberty Global PLC Class A (b)	80,800	2,435,312
Micro Focus International PLC	110,204	1,900,262
Royal Dutch Shell PLC Class B sponsored ADR (a)	142,200	10,298,124
Standard Chartered PLC (United Kingdom)	401,299	4,237,432
Standard Life PLC	828,794	4,168,076
The Weir Group PLC	100,800	2,964,156

TOTAL UNITED KINGDOM		85,471,147

United States of America - 1.8%
Amgen, Inc.	14,100	2,460,168
ConocoPhillips Co.	56,600	3,707,300
S&P Global, Inc.	15,700	2,961,020

TOTAL UNITED STATES OF AMERICA		9,128,488

TOTAL COMMON STOCKS
(Cost $481,827,536)		499,624,997

Nonconvertible Preferred Stocks - 1.2%
Germany - 0.8%
Porsche Automobil Holding SE (Germany)	44,100	3,770,465
Spain - 0.4%
Grifols SA Class B	105,400	2,172,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,659,290)		5,943,008

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.74% (c)	1,388,297	1,388,574
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	16,605,019	16,606,680
TOTAL MONEY MARKET FUNDS
(Cost $17,996,204)		17,995,254
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $505,483,030)		523,563,259
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(13,561,848)
NET ASSETS - 100%		$510,001,411

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,982
Fidelity Securities Lending Cash Central Fund	135,870
Total	$163,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$38,538,092	$23,439,408	$15,098,684	$--
Consumer Staples	20,287,638	10,696,504	9,591,134	--
Energy	54,543,179	19,653,707	34,889,472	--
Financials	201,286,448	107,971,361	93,315,087	--
Health Care	46,647,555	10,530,011	36,117,544	--
Industrials	61,953,343	47,493,305	14,460,038	--
Information Technology	23,965,620	16,374,343	7,591,277	--
Materials	37,088,888	17,900,436	19,188,452	--
Real Estate	9,268,198	9,268,198	--	--
Telecommunication Services	11,989,044	1,528,781	10,460,263	--
Money Market Funds	17,995,254	17,995,254	--	--
Total Investments in Securities:	$523,563,259	$282,851,308	$240,711,951	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$40,634,663
Level 2 to Level 1	$55,635,630

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,999,366) — See accompanying schedule: Unaffiliated issuers (cost $487,486,826)	$505,568,005
Fidelity Central Funds (cost $17,996,204)	17,995,254
Total Investment in Securities (cost $505,483,030)		$523,563,259
Cash		49,019
Foreign currency held at value (cost $111,775)		111,268
Receivable for investments sold		43
Receivable for fund shares sold		79,400
Dividends receivable		3,295,051
Distributions receivable from Fidelity Central Funds		33,176
Prepaid expenses		184
Other receivables		49,475
Total assets		527,180,875
Liabilities
Payable for fund shares redeemed	$132,277
Accrued management fee	281,856
Distribution and service plan fees payable	8,641
Other affiliated payables	95,712
Other payables and accrued expenses	51,466
Collateral on securities loaned	16,609,512
Total liabilities		17,179,464
Net Assets		$510,001,411
Net Assets consist of:
Paid in capital		$510,879,634
Undistributed net investment income		5,128,885
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,033,566)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,026,458
Net Assets		$510,001,411
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,724,675 ÷ 962,249 shares)		$9.07
Maximum offering price per share (100/94.25 of $9.07)		$9.62
Class M:
Net Asset Value and redemption price per share ($4,305,274 ÷ 475,184 shares)		$9.06
Maximum offering price per share (100/96.50 of $9.06)		$9.39
Class C:
Net Asset Value and offering price per share ($6,052,620 ÷ 669,045 shares)(a)		$9.05
International Value:
Net Asset Value, offering price and redemption price per share ($483,498,635 ÷ 53,369,856 shares)		$9.06
Class I:
Net Asset Value, offering price and redemption price per share ($7,420,207 ÷ 817,842 shares)		$9.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$8,930,901
Income from Fidelity Central Funds		163,852
Income before foreign taxes withheld		9,094,753
Less foreign taxes withheld		(821,910)
Total income		8,272,843
Expenses
Management fee
Basic fee	$1,867,466
Performance adjustment	(82,606)
Transfer agent fees	444,006
Distribution and service plan fees	50,263
Accounting and security lending fees	138,893
Custodian fees and expenses	47,212
Independent trustees' fees and expenses	998
Registration fees	74,754
Audit	33,244
Legal	1,005
Interest	1,357
Miscellaneous	1,394
Total expenses before reductions	2,577,986
Expense reductions	(84,818)	2,493,168
Net investment income (loss)		5,779,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,442,253
Fidelity Central Funds	(1,882)
Foreign currency transactions	78,186
Total net realized gain (loss)		18,518,557
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17,266,041)
Fidelity Central Funds	(937)
Assets and liabilities in foreign currencies	(41,611)
Total change in net unrealized appreciation (depreciation)		(17,308,589)
Net gain (loss)		1,209,968
Net increase (decrease) in net assets resulting from operations		$6,989,643

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,779,675	$8,130,796
Net realized gain (loss)	18,518,557	518,118
Change in net unrealized appreciation (depreciation)	(17,308,589)	54,057,696
Net increase (decrease) in net assets resulting from operations	6,989,643	62,706,610
Distributions to shareholders from net investment income	(8,139,842)	(8,124,122)
Distributions to shareholders from net realized gain	(850,252)	(457,331)
Total distributions	(8,990,094)	(8,581,453)
Share transactions - net increase (decrease)	129,194,756	1,925,222
Redemption fees	12,458	1,612
Total increase (decrease) in net assets	127,206,763	56,051,991
Net Assets
Beginning of period	382,794,648	326,742,657
End of period	$510,001,411	$382,794,648
Other Information
Undistributed net investment income end of period	$5,128,885	$7,489,052

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.08	$7.78	$8.27	$8.62	$8.96	$7.39
Income from Investment Operations
Net investment income (loss)A	.08	.17	.17	.13	.31B	.17
Net realized and unrealized gain (loss)	.03	1.31	(.57)	(.20)	(.47)	1.64
Total from investment operations	.11	1.48	(.40)	(.07)	(.16)	1.81
Distributions from net investment income	(.10)	(.17)	(.09)	(.28)	(.17)	(.20)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.12)C	(.18)	(.09)	(.28)	(.18)	(.24)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$9.07	$9.08	$7.78	$8.27	$8.62	$8.96
Total ReturnE,F,G	1.19%	19.36%	(4.91)%	(.81)%	(1.76)%	25.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.26%J	1.33%	1.40%	1.37%	1.32%	1.39%
Expenses net of fee waivers, if any	1.26%J	1.33%	1.40%	1.37%	1.32%	1.39%
Expenses net of all reductions	1.23%J	1.32%	1.39%	1.36%	1.32%	1.36%
Net investment income (loss)	1.83%J	2.01%	2.19%	1.58%	3.44%B	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$8,725	$8,151	$7,717	$8,956	$6,296	$6,191
Portfolio turnover rateK	66%J	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.06	$7.76	$8.25	$8.60	$8.94	$7.38
Income from Investment Operations
Net investment income (loss)A	.07	.14	.15	.11	.28B	.15
Net realized and unrealized gain (loss)	.02	1.31	(.58)	(.20)	(.46)	1.64
Total from investment operations	.09	1.45	(.43)	(.09)	(.18)	1.79
Distributions from net investment income	(.08)	(.14)	(.06)	(.26)	(.15)	(.19)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.09)	(.15)	(.06)	(.26)	(.16)	(.23)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.06	$9.06	$7.76	$8.25	$8.60	$8.94
Total ReturnD,E,F	1.00%	19.04%	(5.24)%	(1.09)%	(1.99)%	24.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.64%	1.70%	1.66%	1.59%	1.66%
Expenses net of fee waivers, if any	1.59%I	1.64%	1.70%	1.66%	1.59%	1.65%
Expenses net of all reductions	1.56%I	1.63%	1.69%	1.65%	1.59%	1.63%
Net investment income (loss)	1.50%I	1.70%	1.89%	1.29%	3.17%B	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,305	$4,181	$3,703	$4,086	$3,604	$3,758
Portfolio turnover rateJ	66%I	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$7.75	$8.23	$8.59	$8.93	$7.38
Income from Investment Operations
Net investment income (loss)A	.05	.10	.11	.07	.24B	.11
Net realized and unrealized gain (loss)	.02	1.31	(.57)	(.20)	(.45)	1.63
Total from investment operations	.07	1.41	(.46)	(.13)	(.21)	1.74
Distributions from net investment income	(.04)	(.11)	(.02)	(.23)	(.11)	(.15)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.06)C	(.12)	(.02)	(.23)	(.13)D	(.19)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$9.05	$9.04	$7.75	$8.23	$8.59	$8.93
Total ReturnF,G,H	.74%	18.41%	(5.61)%	(1.58)%	(2.43)%	24.17%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.08%K	2.12%	2.17%	2.15%	2.07%	2.14%
Expenses net of fee waivers, if any	2.08%K	2.12%	2.17%	2.14%	2.07%	2.14%
Expenses net of all reductions	2.05%K	2.11%	2.17%	2.14%	2.07%	2.11%
Net investment income (loss)	1.02%K	1.22%	1.42%	.81%	2.69%B	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$6,053	$5,171	$4,168	$4,502	$3,647	$3,231
Portfolio turnover rateL	66%K	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.014 per share.

 D Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.09	$7.79	$8.29	$8.64	$8.97	$7.40
Income from Investment Operations
Net investment income (loss)A	.10	.20	.20	.16	.34B	.19
Net realized and unrealized gain (loss)	.02	1.31	(.58)	(.19)	(.46)	1.65
Total from investment operations	.12	1.51	(.38)	(.03)	(.12)	1.84
Distributions from net investment income	(.14)	(.20)	(.12)	(.32)	(.20)	(.22)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.15)	(.21)	(.12)	(.32)	(.21)	(.27)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$9.06	$9.09	$7.79	$8.29	$8.64	$8.97
Total ReturnE,F	1.35%	19.83%	(4.69)%	(.41)%	(1.34)%	25.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.97%	1.03%	1.02%	.96%	1.05%
Expenses net of fee waivers, if any	.93%I	.97%	1.03%	1.02%	.96%	1.05%
Expenses net of all reductions	.90%I	.96%	1.03%	1.01%	.95%	1.02%
Net investment income (loss)	2.16%I	2.36%	2.56%	1.93%	3.80%B	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$483,499	$359,770	$309,199	$267,567	$192,789	$181,568
Portfolio turnover rateJ	66%I	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$7.80	$8.29	$8.65	$8.98	$7.41
Income from Investment Operations
Net investment income (loss)A	.09	.19	.19	.15	.33B	.19
Net realized and unrealized gain (loss)	.02	1.31	(.58)	(.19)	(.45)	1.65
Total from investment operations	.11	1.50	(.39)	(.04)	(.12)	1.84
Distributions from net investment income	(.13)	(.19)	(.10)	(.32)	(.19)	(.23)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.14)	(.20)	(.10)	(.32)	(.21)C	(.27)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$9.07	$9.10	$7.80	$8.29	$8.65	$8.98
Total ReturnE,F	1.23%	19.68%	(4.81)%	(.53)%	(1.41)%	25.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.10%	1.17%	1.14%	1.05%	1.07%
Expenses net of fee waivers, if any	1.01%I	1.10%	1.17%	1.14%	1.05%	1.07%
Expenses net of all reductions	.98%I	1.09%	1.16%	1.13%	1.04%	1.04%
Net investment income (loss)	2.08%I	2.23%	2.42%	1.81%	3.71%B	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$7,420	$5,523	$1,955	$1,969	$1,310	$239
Portfolio turnover rateJ	66%I	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,661,933
Gross unrealized depreciation	(23,476,011)
Net unrealized appreciation (depreciation)	$17,185,922
Tax cost	$506,377,337

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(3,571,319)
2019	(31,368,797)
Total with expiration	$(34,940,116)
No expiration
Short-term	$(1,634,534)
Long-term	(3,963,871)
Total no expiration	$(5,598,405)
Total capital loss carryforward	$(40,538,521)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities aggregated $297,485,811 and $171,311,209, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,550	$301
Class M	.25%	.25%	10,730	159
Class C	.75%	.25%	28,983	4,218
			$50,263	$4,678

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,040
Class M	836
Class C(a)	81
$3,957

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,247.24
Class M	6,929.32
Class C	8,819.30
International Value	410,246.16
Class I	7,765.24
	$444,006

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $443 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,180,778	1.71%	$1,357

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $715 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $135,870. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $82,067 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,751.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$90,911	$160,715
Class M	34,628	64,948
Class C	24,561	57,557
International Value	7,910,177	7,786,373
Class I	79,565	54,529
Total	$8,139,842	$8,124,122
From net realized gain
Class A	$12,478	$10,650
Class M	6,464	5,031
Class C	8,187	5,917
International Value	814,283	432,576
Class I	8,840	3,157
Total	$850,252	$457,331

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	158,011	276,572	$1,449,873	$2,327,962
Reinvestment of distributions	11,240	21,396	100,489	166,672
Shares redeemed	(104,549)	(392,253)	(961,228)	(3,202,452)
Net increase (decrease)	64,702	(94,285)	$589,134	$(707,818)
Class M
Shares sold	46,893	101,768	$431,698	$836,059
Reinvestment of distributions	4,596	8,935	41,092	69,695
Shares redeemed	(37,669)	(126,227)	(346,946)	(1,023,584)
Net increase (decrease)	13,820	(15,524)	$125,844	$(117,830)
Class C
Shares sold	135,788	120,429	$1,268,337	$1,017,626
Reinvestment of distributions	3,587	7,631	32,067	59,598
Shares redeemed	(42,523)	(94,013)	(386,160)	(768,940)
Net increase (decrease)	96,852	34,047	$914,244	$308,284
International Value
Shares sold	20,171,767	2,636,526	$183,649,326	$22,208,337
Reinvestment of distributions	477,419	1,033,790	4,258,580	8,032,545
Shares redeemed	(6,852,996)	(3,774,158)	(62,278,032)	(30,751,436)
Net increase (decrease)	13,796,190	(103,842)	$125,629,874	$(510,554)
Class I
Shares sold	304,438	426,959	$2,794,610	$3,538,590
Reinvestment of distributions	9,287	6,933	82,930	54,005
Shares redeemed	(102,822)	(77,592)	(941,880)	(639,455)
Net increase (decrease)	210,903	356,300	$1,935,660	$2,953,140

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund, VIP FundsManager 50% Portfolio and VIP FundsManager 60% Portfolio were the owners of record of approximately 45%, 11% and 13%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 75% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.26%
Actual		$1,000.00	$1,011.90	$6.29
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.59%
Actual		$1,000.00	$1,010.00	$7.92
Hypothetical-C		$1,000.00	$1,016.91	$7.95
Class C	2.08%
Actual		$1,000.00	$1,007.40	$10.35
Hypothetical-C		$1,000.00	$1,014.48	$10.39
International Value	.93%
Actual		$1,000.00	$1,013.50	$4.64
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class I	1.01%
Actual		$1,000.00	$1,012.30	$5.04
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AFIV-SANN-0618
1.827501.111

Fidelity® International Value Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	22.3%
United Kingdom	16.8%
France	15.4%
Germany	9.3%
Switzerland	8.5%
Spain	4.2%
Australia	3.6%
Sweden	3.4%
Netherlands	3.1%
Other*	13.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.8

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Total SA (France, Oil, Gas & Consumable Fuels)	3.1
Novartis AG (Switzerland, Pharmaceuticals)	2.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.4
Banco Santander SA (Spain) (Spain, Banks)	2.3
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.0
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	1.8
BASF AG (Germany, Chemicals)	1.8
Commonwealth Bank of Australia (Australia, Banks)	1.7
Sanofi SA (France, Pharmaceuticals)	1.7
Honda Motor Co. Ltd. (Japan, Automobiles)	1.6
21.1

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	39.4
Industrials	12.3
Energy	10.7
Health Care	9.1
Consumer Discretionary	7.6
Materials	7.2
Information Technology	4.7
Consumer Staples	4.0
Telecommunication Services	2.4
Real Estate	1.8

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.6%
Commonwealth Bank of Australia	161,596	$8,701,045
Insurance Australia Group Ltd.	611,235	3,618,462
Macquarie Group Ltd.	51,561	4,199,039
Magellan Financial Group Ltd.	97,596	1,705,048

TOTAL AUSTRALIA		18,223,594

Austria - 1.0%
Erste Group Bank AG	101,700	4,986,205
Bailiwick of Jersey - 0.6%
Wolseley PLC	42,845	3,291,347
Belgium - 1.3%
KBC Groep NV	78,227	6,839,405
Canada - 0.4%
Nutrien Ltd.	48,080	2,188,774
Finland - 0.9%
Sampo Oyj (A Shares)	85,034	4,595,246
France - 15.4%
Accor SA	49,800	2,818,691
Atos Origin SA	37,457	5,061,581
AXA SA	283,221	8,099,740
Bouygues SA (a)	68,227	3,481,017
Capgemini SA	33,893	4,665,927
Compagnie de St. Gobain	51,000	2,678,753
Natixis SA	547,000	4,499,716
Sanofi SA	107,421	8,492,954
Societe Generale Series A	141,500	7,744,123
SR Teleperformance SA	25,000	4,012,251
Total SA (a)	249,811	15,701,056
VINCI SA (a)	69,200	6,918,872
Vivendi SA	159,792	4,224,000

TOTAL FRANCE		78,398,681

Germany - 8.5%
BASF AG	89,929	9,356,526
Brenntag AG	44,600	2,559,378
Deutsche Post AG	80,112	3,477,217
Deutsche Telekom AG	369,300	6,464,087
Fresenius SE & Co. KGaA	27,300	2,088,160
Hannover Reuck SE	31,600	4,449,475
HeidelbergCement Finance AG	25,800	2,531,743
Linde AG	15,400	3,422,785
SAP SE	28,531	3,169,956
Vonovia SE	111,565	5,605,944

TOTAL GERMANY		43,125,271

Hong Kong - 0.4%
AIA Group Ltd.	231,600	2,069,856
India - 0.1%
PC Jeweller Ltd.	121,614	263,293
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	6,527,200	1,504,967
Ireland - 0.8%
Allergan PLC	6,480	995,652
CRH PLC	91,785	3,259,415

TOTAL IRELAND		4,255,067

Italy - 2.9%
Assicurazioni Generali SpA	188,800	3,816,634
Intesa Sanpaolo SpA	2,001,900	7,615,143
Mediobanca SpA	280,743	3,412,289

TOTAL ITALY		14,844,066

Japan - 22.3%
AEON Financial Service Co. Ltd.	88,400	2,074,958
East Japan Railway Co.	30,100	2,888,300
Honda Motor Co. Ltd.	236,200	8,121,964
Hoya Corp.	49,500	2,654,308
Idemitsu Kosan Co. Ltd.	58,300	2,285,177
Itochu Corp.	325,400	6,530,622
Japan Tobacco, Inc.	107,400	2,884,926
Kao Corp.	47,000	3,377,104
Makita Corp.	80,400	3,618,441
Mitsubishi UFJ Financial Group, Inc.	1,412,100	9,462,967
Mitsui Fudosan Co. Ltd.	142,400	3,662,254
Nintendo Co. Ltd.	6,000	2,521,059
Nomura Holdings, Inc.	591,900	3,409,081
OBIC Co. Ltd.	49,600	4,160,556
Olympus Corp.	62,400	2,331,723
Oracle Corp. Japan	30,200	2,486,279
ORIX Corp.	340,800	5,997,980
Panasonic Corp.	247,100	3,658,847
Recruit Holdings Co. Ltd.	128,900	2,979,604
Shin-Etsu Chemical Co. Ltd.	43,100	4,338,781
Shinsei Bank Ltd.	184,600	2,884,164
SoftBank Corp.	52,300	3,996,176
Sony Corp.	65,400	3,054,580
Sony Financial Holdings, Inc.	194,300	3,552,924
Subaru Corp.	107,300	3,611,020
Sumitomo Mitsui Financial Group, Inc.	148,400	6,185,055
T&D Holdings, Inc.	203,800	3,465,644
Taiheiyo Cement Corp.	66,600	2,525,220
Tokio Marine Holdings, Inc.	111,400	5,270,406

TOTAL JAPAN		113,990,120

Netherlands - 3.1%
ING Groep NV (Certificaten Van Aandelen)	404,590	6,817,553
Koninklijke Philips Electronics NV	66,600	2,818,927
RELX NV	130,274	2,771,172
Wolters Kluwer NV	64,755	3,505,623

TOTAL NETHERLANDS		15,913,275

Norway - 1.4%
Statoil ASA (a)	280,776	7,180,203
Portugal - 0.7%
Galp Energia SGPS SA Class B	174,989	3,363,106
Spain - 3.8%
Banco Santander SA (Spain)	1,829,021	11,867,484
CaixaBank SA	918,497	4,466,535
Masmovil Ibercom SA (b)	10,585	1,528,781
Unicaja Banco SA	790,500	1,432,866

TOTAL SPAIN		19,295,666

Sweden - 3.4%
Alfa Laval AB (a)	117,500	2,921,180
Investor AB (B Shares)	79,769	3,489,862
Nordea Bank AB	628,200	6,412,100
Swedbank AB (A Shares)	197,742	4,312,018

TOTAL SWEDEN		17,135,160

Switzerland - 8.5%
Credit Suisse Group AG	316,761	5,342,568
Lafargeholcim Ltd. (Reg.)	51,790	2,893,133
Nestle SA (Reg. S)	88,219	6,834,334
Novartis AG	180,618	13,902,947
UBS Group AG	475,758	7,992,734
Zurich Insurance Group AG	20,650	6,596,344

TOTAL SWITZERLAND		43,562,060

United Kingdom - 16.8%
AstraZeneca PLC (United Kingdom)	78,217	5,475,376
Aviva PLC	795,186	5,777,561
BAE Systems PLC	484,367	4,063,949
BHP Billiton PLC	308,244	6,572,511
BP PLC	1,616,622	12,008,213
British American Tobacco PLC (United Kingdom)	50,263	2,756,800
Bunzl PLC	113,256	3,291,461
Compass Group PLC	134,810	2,895,250
GlaxoSmithKline PLC	162,276	3,254,797
HSBC Holdings PLC sponsored ADR (a)	104,511	5,252,723
Imperial Tobacco Group PLC	123,674	4,434,474
Informa PLC	362,172	3,684,670
Liberty Global PLC Class A (b)	80,800	2,435,312
Micro Focus International PLC	110,204	1,900,262
Royal Dutch Shell PLC Class B sponsored ADR (a)	142,200	10,298,124
Standard Chartered PLC (United Kingdom)	401,299	4,237,432
Standard Life PLC	828,794	4,168,076
The Weir Group PLC	100,800	2,964,156

TOTAL UNITED KINGDOM		85,471,147

United States of America - 1.8%
Amgen, Inc.	14,100	2,460,168
ConocoPhillips Co.	56,600	3,707,300
S&P Global, Inc.	15,700	2,961,020

TOTAL UNITED STATES OF AMERICA		9,128,488

TOTAL COMMON STOCKS
(Cost $481,827,536)		499,624,997

Nonconvertible Preferred Stocks - 1.2%
Germany - 0.8%
Porsche Automobil Holding SE (Germany)	44,100	3,770,465
Spain - 0.4%
Grifols SA Class B	105,400	2,172,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,659,290)		5,943,008

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.74% (c)	1,388,297	1,388,574
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	16,605,019	16,606,680
TOTAL MONEY MARKET FUNDS
(Cost $17,996,204)		17,995,254
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $505,483,030)		523,563,259
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(13,561,848)
NET ASSETS - 100%		$510,001,411

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,982
Fidelity Securities Lending Cash Central Fund	135,870
Total	$163,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$38,538,092	$23,439,408	$15,098,684	$--
Consumer Staples	20,287,638	10,696,504	9,591,134	--
Energy	54,543,179	19,653,707	34,889,472	--
Financials	201,286,448	107,971,361	93,315,087	--
Health Care	46,647,555	10,530,011	36,117,544	--
Industrials	61,953,343	47,493,305	14,460,038	--
Information Technology	23,965,620	16,374,343	7,591,277	--
Materials	37,088,888	17,900,436	19,188,452	--
Real Estate	9,268,198	9,268,198	--	--
Telecommunication Services	11,989,044	1,528,781	10,460,263	--
Money Market Funds	17,995,254	17,995,254	--	--
Total Investments in Securities:	$523,563,259	$282,851,308	$240,711,951	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$40,634,663
Level 2 to Level 1	$55,635,630

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,999,366) — See accompanying schedule: Unaffiliated issuers (cost $487,486,826)	$505,568,005
Fidelity Central Funds (cost $17,996,204)	17,995,254
Total Investment in Securities (cost $505,483,030)		$523,563,259
Cash		49,019
Foreign currency held at value (cost $111,775)		111,268
Receivable for investments sold		43
Receivable for fund shares sold		79,400
Dividends receivable		3,295,051
Distributions receivable from Fidelity Central Funds		33,176
Prepaid expenses		184
Other receivables		49,475
Total assets		527,180,875
Liabilities
Payable for fund shares redeemed	$132,277
Accrued management fee	281,856
Distribution and service plan fees payable	8,641
Other affiliated payables	95,712
Other payables and accrued expenses	51,466
Collateral on securities loaned	16,609,512
Total liabilities		17,179,464
Net Assets		$510,001,411
Net Assets consist of:
Paid in capital		$510,879,634
Undistributed net investment income		5,128,885
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,033,566)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,026,458
Net Assets		$510,001,411
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,724,675 ÷ 962,249 shares)		$9.07
Maximum offering price per share (100/94.25 of $9.07)		$9.62
Class M:
Net Asset Value and redemption price per share ($4,305,274 ÷ 475,184 shares)		$9.06
Maximum offering price per share (100/96.50 of $9.06)		$9.39
Class C:
Net Asset Value and offering price per share ($6,052,620 ÷ 669,045 shares)(a)		$9.05
International Value:
Net Asset Value, offering price and redemption price per share ($483,498,635 ÷ 53,369,856 shares)		$9.06
Class I:
Net Asset Value, offering price and redemption price per share ($7,420,207 ÷ 817,842 shares)		$9.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$8,930,901
Income from Fidelity Central Funds		163,852
Income before foreign taxes withheld		9,094,753
Less foreign taxes withheld		(821,910)
Total income		8,272,843
Expenses
Management fee
Basic fee	$1,867,466
Performance adjustment	(82,606)
Transfer agent fees	444,006
Distribution and service plan fees	50,263
Accounting and security lending fees	138,893
Custodian fees and expenses	47,212
Independent trustees' fees and expenses	998
Registration fees	74,754
Audit	33,244
Legal	1,005
Interest	1,357
Miscellaneous	1,394
Total expenses before reductions	2,577,986
Expense reductions	(84,818)	2,493,168
Net investment income (loss)		5,779,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,442,253
Fidelity Central Funds	(1,882)
Foreign currency transactions	78,186
Total net realized gain (loss)		18,518,557
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17,266,041)
Fidelity Central Funds	(937)
Assets and liabilities in foreign currencies	(41,611)
Total change in net unrealized appreciation (depreciation)		(17,308,589)
Net gain (loss)		1,209,968
Net increase (decrease) in net assets resulting from operations		$6,989,643

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,779,675	$8,130,796
Net realized gain (loss)	18,518,557	518,118
Change in net unrealized appreciation (depreciation)	(17,308,589)	54,057,696
Net increase (decrease) in net assets resulting from operations	6,989,643	62,706,610
Distributions to shareholders from net investment income	(8,139,842)	(8,124,122)
Distributions to shareholders from net realized gain	(850,252)	(457,331)
Total distributions	(8,990,094)	(8,581,453)
Share transactions - net increase (decrease)	129,194,756	1,925,222
Redemption fees	12,458	1,612
Total increase (decrease) in net assets	127,206,763	56,051,991
Net Assets
Beginning of period	382,794,648	326,742,657
End of period	$510,001,411	$382,794,648
Other Information
Undistributed net investment income end of period	$5,128,885	$7,489,052

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.08	$7.78	$8.27	$8.62	$8.96	$7.39
Income from Investment Operations
Net investment income (loss)A	.08	.17	.17	.13	.31B	.17
Net realized and unrealized gain (loss)	.03	1.31	(.57)	(.20)	(.47)	1.64
Total from investment operations	.11	1.48	(.40)	(.07)	(.16)	1.81
Distributions from net investment income	(.10)	(.17)	(.09)	(.28)	(.17)	(.20)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.12)C	(.18)	(.09)	(.28)	(.18)	(.24)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$9.07	$9.08	$7.78	$8.27	$8.62	$8.96
Total ReturnE,F,G	1.19%	19.36%	(4.91)%	(.81)%	(1.76)%	25.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.26%J	1.33%	1.40%	1.37%	1.32%	1.39%
Expenses net of fee waivers, if any	1.26%J	1.33%	1.40%	1.37%	1.32%	1.39%
Expenses net of all reductions	1.23%J	1.32%	1.39%	1.36%	1.32%	1.36%
Net investment income (loss)	1.83%J	2.01%	2.19%	1.58%	3.44%B	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$8,725	$8,151	$7,717	$8,956	$6,296	$6,191
Portfolio turnover rateK	66%J	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.06	$7.76	$8.25	$8.60	$8.94	$7.38
Income from Investment Operations
Net investment income (loss)A	.07	.14	.15	.11	.28B	.15
Net realized and unrealized gain (loss)	.02	1.31	(.58)	(.20)	(.46)	1.64
Total from investment operations	.09	1.45	(.43)	(.09)	(.18)	1.79
Distributions from net investment income	(.08)	(.14)	(.06)	(.26)	(.15)	(.19)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.09)	(.15)	(.06)	(.26)	(.16)	(.23)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.06	$9.06	$7.76	$8.25	$8.60	$8.94
Total ReturnD,E,F	1.00%	19.04%	(5.24)%	(1.09)%	(1.99)%	24.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.64%	1.70%	1.66%	1.59%	1.66%
Expenses net of fee waivers, if any	1.59%I	1.64%	1.70%	1.66%	1.59%	1.65%
Expenses net of all reductions	1.56%I	1.63%	1.69%	1.65%	1.59%	1.63%
Net investment income (loss)	1.50%I	1.70%	1.89%	1.29%	3.17%B	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,305	$4,181	$3,703	$4,086	$3,604	$3,758
Portfolio turnover rateJ	66%I	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$7.75	$8.23	$8.59	$8.93	$7.38
Income from Investment Operations
Net investment income (loss)A	.05	.10	.11	.07	.24B	.11
Net realized and unrealized gain (loss)	.02	1.31	(.57)	(.20)	(.45)	1.63
Total from investment operations	.07	1.41	(.46)	(.13)	(.21)	1.74
Distributions from net investment income	(.04)	(.11)	(.02)	(.23)	(.11)	(.15)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.06)C	(.12)	(.02)	(.23)	(.13)D	(.19)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$9.05	$9.04	$7.75	$8.23	$8.59	$8.93
Total ReturnF,G,H	.74%	18.41%	(5.61)%	(1.58)%	(2.43)%	24.17%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.08%K	2.12%	2.17%	2.15%	2.07%	2.14%
Expenses net of fee waivers, if any	2.08%K	2.12%	2.17%	2.14%	2.07%	2.14%
Expenses net of all reductions	2.05%K	2.11%	2.17%	2.14%	2.07%	2.11%
Net investment income (loss)	1.02%K	1.22%	1.42%	.81%	2.69%B	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$6,053	$5,171	$4,168	$4,502	$3,647	$3,231
Portfolio turnover rateL	66%K	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.014 per share.

 D Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.09	$7.79	$8.29	$8.64	$8.97	$7.40
Income from Investment Operations
Net investment income (loss)A	.10	.20	.20	.16	.34B	.19
Net realized and unrealized gain (loss)	.02	1.31	(.58)	(.19)	(.46)	1.65
Total from investment operations	.12	1.51	(.38)	(.03)	(.12)	1.84
Distributions from net investment income	(.14)	(.20)	(.12)	(.32)	(.20)	(.22)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.15)	(.21)	(.12)	(.32)	(.21)	(.27)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$9.06	$9.09	$7.79	$8.29	$8.64	$8.97
Total ReturnE,F	1.35%	19.83%	(4.69)%	(.41)%	(1.34)%	25.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.97%	1.03%	1.02%	.96%	1.05%
Expenses net of fee waivers, if any	.93%I	.97%	1.03%	1.02%	.96%	1.05%
Expenses net of all reductions	.90%I	.96%	1.03%	1.01%	.95%	1.02%
Net investment income (loss)	2.16%I	2.36%	2.56%	1.93%	3.80%B	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$483,499	$359,770	$309,199	$267,567	$192,789	$181,568
Portfolio turnover rateJ	66%I	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.10	$7.80	$8.29	$8.65	$8.98	$7.41
Income from Investment Operations
Net investment income (loss)A	.09	.19	.19	.15	.33B	.19
Net realized and unrealized gain (loss)	.02	1.31	(.58)	(.19)	(.45)	1.65
Total from investment operations	.11	1.50	(.39)	(.04)	(.12)	1.84
Distributions from net investment income	(.13)	(.19)	(.10)	(.32)	(.19)	(.23)
Distributions from net realized gain	(.01)	(.01)	–	–	(.01)	(.04)
Total distributions	(.14)	(.20)	(.10)	(.32)	(.21)C	(.27)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$9.07	$9.10	$7.80	$8.29	$8.65	$8.98
Total ReturnE,F	1.23%	19.68%	(4.81)%	(.53)%	(1.41)%	25.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.10%	1.17%	1.14%	1.05%	1.07%
Expenses net of fee waivers, if any	1.01%I	1.10%	1.17%	1.14%	1.05%	1.07%
Expenses net of all reductions	.98%I	1.09%	1.16%	1.13%	1.04%	1.04%
Net investment income (loss)	2.08%I	2.23%	2.42%	1.81%	3.71%B	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$7,420	$5,523	$1,955	$1,969	$1,310	$239
Portfolio turnover rateJ	66%I	50%	47%	44%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,661,933
Gross unrealized depreciation	(23,476,011)
Net unrealized appreciation (depreciation)	$17,185,922
Tax cost	$506,377,337

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(3,571,319)
2019	(31,368,797)
Total with expiration	$(34,940,116)
No expiration
Short-term	$(1,634,534)
Long-term	(3,963,871)
Total no expiration	$(5,598,405)
Total capital loss carryforward	$(40,538,521)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities aggregated $297,485,811 and $171,311,209, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,550	$301
Class M	.25%	.25%	10,730	159
Class C	.75%	.25%	28,983	4,218
			$50,263	$4,678

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,040
Class M	836
Class C(a)	81
$3,957

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,247.24
Class M	6,929.32
Class C	8,819.30
International Value	410,246.16
Class I	7,765.24
	$444,006

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $443 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,180,778	1.71%	$1,357

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $715 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $135,870. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $82,067 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,751.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$90,911	$160,715
Class M	34,628	64,948
Class C	24,561	57,557
International Value	7,910,177	7,786,373
Class I	79,565	54,529
Total	$8,139,842	$8,124,122
From net realized gain
Class A	$12,478	$10,650
Class M	6,464	5,031
Class C	8,187	5,917
International Value	814,283	432,576
Class I	8,840	3,157
Total	$850,252	$457,331

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	158,011	276,572	$1,449,873	$2,327,962
Reinvestment of distributions	11,240	21,396	100,489	166,672
Shares redeemed	(104,549)	(392,253)	(961,228)	(3,202,452)
Net increase (decrease)	64,702	(94,285)	$589,134	$(707,818)
Class M
Shares sold	46,893	101,768	$431,698	$836,059
Reinvestment of distributions	4,596	8,935	41,092	69,695
Shares redeemed	(37,669)	(126,227)	(346,946)	(1,023,584)
Net increase (decrease)	13,820	(15,524)	$125,844	$(117,830)
Class C
Shares sold	135,788	120,429	$1,268,337	$1,017,626
Reinvestment of distributions	3,587	7,631	32,067	59,598
Shares redeemed	(42,523)	(94,013)	(386,160)	(768,940)
Net increase (decrease)	96,852	34,047	$914,244	$308,284
International Value
Shares sold	20,171,767	2,636,526	$183,649,326	$22,208,337
Reinvestment of distributions	477,419	1,033,790	4,258,580	8,032,545
Shares redeemed	(6,852,996)	(3,774,158)	(62,278,032)	(30,751,436)
Net increase (decrease)	13,796,190	(103,842)	$125,629,874	$(510,554)
Class I
Shares sold	304,438	426,959	$2,794,610	$3,538,590
Reinvestment of distributions	9,287	6,933	82,930	54,005
Shares redeemed	(102,822)	(77,592)	(941,880)	(639,455)
Net increase (decrease)	210,903	356,300	$1,935,660	$2,953,140

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund, VIP FundsManager 50% Portfolio and VIP FundsManager 60% Portfolio were the owners of record of approximately 45%, 11% and 13%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 75% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.26%
Actual		$1,000.00	$1,011.90	$6.29
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.59%
Actual		$1,000.00	$1,010.00	$7.92
Hypothetical-C		$1,000.00	$1,016.91	$7.95
Class C	2.08%
Actual		$1,000.00	$1,007.40	$10.35
Hypothetical-C		$1,000.00	$1,014.48	$10.39
International Value	.93%
Actual		$1,000.00	$1,013.50	$4.64
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class I	1.01%
Actual		$1,000.00	$1,012.30	$5.04
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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www.fidelity.com

FIV-SANN-0618
1.827485.111

Fidelity Advisor® International Discovery Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® International Discovery Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	19.1%
United Kingdom	11.5%
France	10.4%
Germany	7.5%
Switzerland	6.4%
Netherlands	5.2%
Spain	4.3%
Ireland	3.7%
India	3.7%
Other*	28.2%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	96.5
Short-Term Investments and Net Other Assets (Liabilities)	3.5

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Total SA (France, Oil, Gas & Consumable Fuels)	2.5
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	2.1
SAP SE (Germany, Software)	1.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
CaixaBank SA (Spain, Banks)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
ORIX Corp. (Japan, Diversified Financial Services)	1.3
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.3
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2
VINCI SA (France, Construction & Engineering)	1.2
15.3

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	22.3
Industrials	13.9
Consumer Discretionary	11.9
Health Care	10.0
Information Technology	9.6
Consumer Staples	8.5
Materials	7.1
Energy	6.1
Real Estate	1.9
Telecommunication Services	1.5

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
Australia - 1.5%
Bapcor Ltd. (a)	8,531,892	$37,643
Blue Sky Alternative Investments Ltd.	3,175,826	7,320
BWX Ltd. (a)	2,157,954	8,187
Inghams Group Ltd. (a)	7,320,478	20,655
Link Administration Holdings Ltd.	3,223,548	20,058
Magellan Financial Group Ltd.	1,200,134	20,967
National Storage (REIT) unit	11,386,057	13,670
Rio Tinto Ltd.	185,386	11,033
Spark Infrastructure Group unit	14,202,580	25,042

TOTAL AUSTRALIA		164,575

Austria - 1.4%
Erste Group Bank AG	1,736,200	85,123
Wienerberger AG	2,643,500	66,719

TOTAL AUSTRIA		151,842

Bailiwick of Jersey - 1.1%
Glencore Xstrata PLC	24,686,927	119,191
Belgium - 1.7%
Anheuser-Busch InBev SA NV (a)	407,427	40,699
KBC Groep NV	1,370,241	119,800
Telenet Group Holding NV (b)	453,400	26,588

TOTAL BELGIUM		187,087

Bermuda - 0.4%
Hiscox Ltd.	2,360,300	48,384
Brazil - 0.0%
Itausa-Investimentos Itau SA	391,494	1,509
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	698,400	30,194
Cenovus Energy, Inc.	3,278,900	32,841
Constellation Software, Inc.	73,200	52,316
PrairieSky Royalty Ltd. (a)	2,359,273	52,314
Suncor Energy, Inc.	1,427,200	54,578

TOTAL CANADA		222,243

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	447,200	79,843
China Literature Ltd. (b)(c)	3,275,200	26,382
New Oriental Education & Technology Group, Inc. sponsored ADR	255,000	22,909
Ping An Healthcare and Technology Co. Ltd. (b)	453,000	3,163
Zai Lab Ltd. ADR (a)	388,800	7,259

TOTAL CAYMAN ISLANDS		139,556

China - 1.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,538,600	44,731
Kweichow Moutai Co. Ltd. (A Shares)	474,382	49,397
Qingdao Port International Co. Ltd. (c)	11,117,000	9,133
Shanghai International Airport Co. Ltd. (A Shares)	5,665,100	44,495

TOTAL CHINA		147,756

Denmark - 0.6%
Novo Nordisk A/S Series B	930,645	43,766
Novozymes A/S Series B	391,900	18,424

TOTAL DENMARK		62,190

Finland - 0.5%
Sampo Oyj (A Shares)	895,600	48,398
France - 10.4%
Accor SA	950,500	53,799
ALTEN	335,159	33,310
Altran Technologies SA (a)	1,487,300	22,990
Amundi SA (c)	546,458	46,510
Atos Origin SA	243,414	32,893
BNP Paribas SA	945,800	73,075
Capgemini SA	487,000	67,044
Cegedim SA (b)	581,063	24,700
Elis SA	1,195,800	28,621
Kaufman & Broad SA	144,863	7,638
LVMH Moet Hennessy - Louis Vuitton SA	240,539	83,710
Rexel SA	2,126,400	32,997
Sartorius Stedim Biotech	305,000	28,508
SMCP S.A.S. (c)	642,504	16,406
Societe Generale Series A	2,222,100	121,613
Thales SA	437,100	55,423
Total SA (a)	4,305,010	270,571
VINCI SA (a)	1,308,500	130,829

TOTAL FRANCE		1,130,637

Germany - 7.5%
adidas AG	447,307	110,140
Aumann AG (c)	133,451	8,074
Deutsche Borse AG	163,981	22,054
Deutsche Post AG	2,231,918	96,875
Fresenius SE & Co. KGaA	901,300	68,940
Henkel AG & Co. KGaA	321,600	38,351
JOST Werke AG (c)	219,700	9,273
Linde AG	286,300	63,633
MTU Aero Engines Holdings AG	381,500	65,880
Muenchener Rueckversicherungs AG	122,300	28,054
Nexus AG	602,505	20,154
Rational AG	36,605	22,964
Rheinmetall AG	302,400	39,677
SAP SE	1,507,211	167,460
Scout24 AG (c)	458,900	23,796
Wirecard AG	221,900	30,307

TOTAL GERMANY		815,632

Hong Kong - 1.5%
AIA Group Ltd.	11,175,600	99,879
Techtronic Industries Co. Ltd.	10,247,000	60,029

TOTAL HONG KONG		159,908

India - 3.7%
Avenue Supermarts Ltd. (b)(c)	595,148	13,270
Bandhan Bank Ltd. (c)	444,600	3,416
Bharti Infratel Ltd.	3,348,609	15,760
HDFC Bank Ltd.	1,783,391	53,751
HDFC Bank Ltd. sponsored ADR	696,184	66,701
Housing Development Finance Corp. Ltd.	4,738,215	134,058
Kajaria Ceramics Ltd.	2,444,763	20,017
Kotak Mahindra Bank Ltd. (b)	1,211,049	22,022
Petronet LNG Ltd.	6,098,248	20,763
PNB Housing Finance Ltd. (c)	838,105	17,591
PVR Ltd. (b)	442,801	9,576
Sunteck Realty Ltd. (b)	3,638,783	23,470

TOTAL INDIA		400,395

Indonesia - 0.4%
PT Bank Central Asia Tbk	6,980,000	11,037
PT Bank Rakyat Indonesia Tbk	157,115,200	36,226

TOTAL INDONESIA		47,263

Ireland - 3.7%
Cairn Homes PLC (b)	20,159,470	43,723
CRH PLC	2,180,712	77,440
Dalata Hotel Group PLC (b)	3,827,700	30,507
DCC PLC (United Kingdom)	353,400	34,057
Glenveagh Properties PLC (c)	13,703,776	18,303
Green REIT PLC	9,492,200	17,401
James Hardie Industries PLC CDI	2,420,296	42,741
Kerry Group PLC Class A	561,500	57,297
Ryanair Holdings PLC sponsored ADR (b)	342,366	37,650
United Drug PLC (United Kingdom)	3,798,200	47,845

TOTAL IRELAND		406,964

Israel - 0.6%
Frutarom Industries Ltd.	694,000	66,624
Italy - 1.2%
Intesa Sanpaolo SpA	24,317,500	92,503
Prada SpA	7,015,800	35,598

TOTAL ITALY		128,101

Japan - 15.6%
AEON Financial Service Co. Ltd.	1,577,400	37,025
Daito Trust Construction Co. Ltd.	164,500	27,469
Hoya Corp.	1,580,200	84,734
Keyence Corp.	138,020	84,552
Komatsu Ltd.	1,514,600	51,631
Minebea Mitsumi, Inc.	3,071,200	61,722
Misumi Group, Inc.	1,135,000	31,459
Mitsubishi UFJ Financial Group, Inc.	13,190,300	88,393
Monex Group, Inc. (a)	4,390,349	25,060
Morinaga & Co. Ltd.	576,300	28,098
Nidec Corp.	347,200	54,437
Nintendo Co. Ltd.	105,200	44,203
Nitori Holdings Co. Ltd.	491,400	83,069
ORIX Corp.	8,418,200	148,158
Panasonic Corp.	6,196,200	91,748
Recruit Holdings Co. Ltd.	948,400	21,923
Relo Group, Inc.	2,584,400	58,298
Renesas Electronics Corp. (a)(b)	5,075,700	53,301
SMC Corp.	226,600	86,478
SMS Co., Ltd.	813,800	30,893
SoftBank Corp.	817,600	62,472
Sony Corp.	2,396,700	111,941
Start Today Co. Ltd.	1,761,000	50,903
Sundrug Co. Ltd.	838,200	43,167
Taiheiyo Cement Corp.	1,345,000	50,997
Tateru, Inc. (a)	1,173,700	19,991
Tsuruha Holdings, Inc.	469,600	67,571
VT Holdings Co. Ltd.	3,859,500	17,617
Welcia Holdings Co. Ltd.	1,669,400	85,974

TOTAL JAPAN		1,703,284

Korea (South) - 0.3%
Hyundai Fire & Marine Insurance Co. Ltd.	331,774	11,850
KB Financial Group, Inc.	437,375	24,783

TOTAL KOREA (SOUTH)		36,633

Netherlands - 5.2%
ASML Holding NV (Netherlands)	468,600	89,126
Basic-Fit NV (b)(c)	577,200	17,391
IMCD Group BV	926,545	57,120
ING Groep NV (Certificaten Van Aandelen)	4,812,900	81,100
Instone Real Estate Group BV (b)(c)	1,011,300	24,232
Koninklijke Philips Electronics NV	2,573,226	108,915
NIBC Holding NV (b)(c)	3,004,124	29,947
Philips Lighting NV (c)	195,000	5,944
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,511,232	143,965
Van Lanschot NV (Bearer)	222,900	6,891

TOTAL NETHERLANDS		564,631

New Zealand - 1.1%
EBOS Group Ltd.	3,144,406	39,337
Fisher & Paykel Healthcare Corp.	3,635,018	32,609
Ryman Healthcare Group Ltd.	6,157,798	45,926

TOTAL NEW ZEALAND		117,872

Norway - 2.1%
Statoil ASA	8,895,913	227,493
Philippines - 0.3%
SM Investments Corp.	1,901,955	34,446
South Africa - 1.6%
Clicks Group Ltd.	2,101,458	35,928
FirstRand Ltd.	5,177,700	27,729
Naspers Ltd. Class N	222,400	54,181
PSG Group Ltd.	1,687,000	30,353
Remgro Ltd.	1,457,600	26,242

TOTAL SOUTH AFRICA		174,433

Spain - 4.3%
Aedas Homes SAU (c)	405,465	14,444
Amadeus IT Holding SA Class A	791,500	58,018
CaixaBank SA	31,380,333	152,599
Grifols SA ADR	2,895,358	58,834
Masmovil Ibercom SA (b)	483,879	69,886
Neinor Homes SLU (b)(c)	737,500	14,303
Prosegur Cash SA (c)	19,504,100	56,999
Zardoya Otis SA	4,123,773	42,179

TOTAL SPAIN		467,262

Sweden - 2.5%
ASSA ABLOY AB (B Shares) (a)	3,327,600	69,998
Essity AB Class B (a)	2,674,100	68,100
HEXPOL AB (B Shares) (a)	1,866,400	19,396
Indutrade AB	1,700,600	40,278
Saab AB (B Shares) (a)	764,400	31,382
Svenska Cellulosa AB (SCA) (B Shares)	3,967,200	44,091

TOTAL SWEDEN		273,245

Switzerland - 6.4%
Credit Suisse Group AG	6,506,687	109,743
Forbo Holding AG (Reg.)	20,060	28,177
Julius Baer Group Ltd.	836,630	49,653
Kaba Holding AG (B Shares) (Reg.)	41,260	32,059
Lonza Group AG	260,791	64,264
Partners Group Holding AG	75,626	55,441
Roche Holding AG (participation certificate)	683,328	151,827
Schindler Holding AG (participation certificate)	164,075	34,040
Swatch Group AG (Bearer)	238,640	115,226
UBS Group AG	3,586,740	60,696

TOTAL SWITZERLAND		701,126

Taiwan - 0.3%
United Microelectronics Corp.	62,100,000	33,429
United Kingdom - 11.5%
Anglo American PLC (United Kingdom)	1,379,900	32,474
Antofagasta PLC	2,486,800	33,291
AstraZeneca PLC (United Kingdom)	2,182,762	152,799
Barclays PLC	58,904	168
BCA Marketplace PLC	7,736,200	20,300
BHP Billiton PLC	3,424,439	73,017
British American Tobacco PLC:
(United Kingdom)	1,445,432	79,278
sponsored ADR	421,600	23,028
Bunzl PLC	2,012,418	58,485
Clipper Logistics PLC	2,271,300	14,102
CMC Markets PLC (c)	206,570	539
Compass Group PLC	2,344,943	50,361
Conviviality PLC (d)	5,464,968	3,807
Countryside Properties PLC (c)	53,784	266
Cranswick PLC	1,364,288	54,731
Dechra Pharmaceuticals PLC	239,376	9,036
Hastings Group Holdings PLC (c)	2,038,137	7,744
Indivior PLC (b)	3,936,900	24,558
JTC PLC (b)(c)	3,870,300	16,331
LivaNova PLC (b)	693,902	61,605
London Stock Exchange Group PLC	914,236	54,121
Melrose Industries PLC	23,361,453	73,329
Micro Focus International PLC	3,060,205	52,768
NCC Group Ltd.	9,120,600	24,686
Reckitt Benckiser Group PLC	422,519	33,146
Rex Bionics PLC (b)(d)(e)	1,292,931	31
Rio Tinto PLC	918,990	50,090
Senior Engineering Group PLC	7,108,200	28,907
St. James's Place Capital PLC	2,337,909	36,579
Standard Chartered PLC (United Kingdom)	8,953,861	94,546
The Weir Group PLC	1,804,000	53,049
Zpg PLC	8,356,009	41,298

TOTAL UNITED KINGDOM		1,258,470

TOTAL COMMON STOCKS
(Cost $8,032,417)		10,040,579

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(f)	5,958,244	33,301
Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Itausa-Investimentos Itau SA (PN)	16,504,700	64,121
TOTAL PREFERRED STOCKS
(Cost $76,821)		97,422
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.48% to 1.79% 5/10/18 to 7/19/18(g)
(Cost $10,765)	10,790	10,765
	Shares	Value (000s)

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 1.74% (h)	664,231,102	664,364
Fidelity Securities Lending Cash Central Fund 1.74% (h)(i)	170,618,463	170,636
TOTAL MONEY MARKET FUNDS
(Cost $835,000)		835,000
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $8,955,003)		10,983,766
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(78,311)
NET ASSETS - 100%		$10,905,455

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	2,383	June 2018	$386,376	$8,626	$8,626

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $380,294,000 or 3.5% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,301,000 or 0.3% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,353,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,770
Fidelity Securities Lending Cash Central Fund	1,662
Total	$4,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*,**	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rex Bionics PLC	$30	$--	$0	$--	$(13)	$14	$31
Total	$30	$--	$0	$--	$(13)	$14	$31

 * Values shown as $0 may reflect amounts less than $500.

 ** Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,275,975	$718,596	$524,078	$33,301
Consumer Staples	956,304	537,210	415,287	3,807
Energy	658,560	139,733	518,827	--
Financials	2,456,802	1,223,602	1,233,200	--
Health Care	1,078,810	618,309	460,470	31
Industrials	1,503,716	1,116,290	387,426	--
Information Technology	1,048,235	730,317	317,918	--
Materials	769,161	496,416	272,745	--
Real Estate	217,278	180,138	37,140	--
Telecommunication Services	148,118	69,886	78,232	--
Utilities	25,042	--	25,042	--
Government Obligations	10,765	--	10,765	--
Money Market Funds	835,000	835,000	--	--
Total Investments in Securities:	$10,983,766	$6,665,497	$4,281,130	$37,139
Derivative Instruments:
Assets
Futures Contracts	$8,626	$8,626	$--	$--
Total Assets	$8,626	$8,626	$--	$--
Total Derivative Instruments:	$8,626	$8,626	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$1,245,829
Level 2 to Level 1	$1,276,764

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$8,626	$0
Total Equity Risk	8,626	0
Total Value of Derivatives	$8,626	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $161,920) — See accompanying schedule: Unaffiliated issuers (cost $8,116,075)	$10,148,735
Fidelity Central Funds (cost $835,000)	835,000
Other affiliated issuers (cost $3,928)	31
Total Investment in Securities (cost $8,955,003)		$10,983,766
Foreign currency held at value (cost $4,142)		4,139
Receivable for investments sold		59,253
Receivable for fund shares sold		6,177
Dividends receivable		45,857
Distributions receivable from Fidelity Central Funds		1,344
Prepaid expenses		5
Other receivables		4,900
Total assets		11,105,441
Liabilities
Payable for investments purchased	$10,074
Payable for fund shares redeemed	8,876
Accrued management fee	6,488
Distribution and service plan fees payable	85
Payable for daily variation margin on futures contracts	1,526
Other affiliated payables	1,377
Other payables and accrued expenses	916
Collateral on securities loaned	170,644
Total liabilities		199,986
Net Assets		$10,905,455
Net Assets consist of:
Paid in capital		$8,492,109
Undistributed net investment income		49,889
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		327,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,035,690
Net Assets		$10,905,455
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($234,013 ÷ 5,187.7 shares)		$45.11
Maximum offering price per share (100/94.25 of $45.11)		$47.86
Class M:
Net Asset Value and redemption price per share ($34,441 ÷ 768.0 shares)		$44.85
Maximum offering price per share (100/96.50 of $44.85)		$46.48
Class C:
Net Asset Value and offering price per share ($26,394 ÷ 592.8 shares)(a)		$44.52
International Discovery:
Net Asset Value, offering price and redemption price per share ($7,418,045 ÷ 163,378.1 shares)		$45.40
Class K:
Net Asset Value, offering price and redemption price per share ($2,422,704 ÷ 53,487.8 shares)		$45.29
Class I:
Net Asset Value, offering price and redemption price per share ($644,863 ÷ 14,238.4 shares)		$45.29
Class Z:
Net Asset Value, offering price and redemption price per share ($124,995 ÷ 2,761.6 shares)		$45.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$112,360
Interest		39
Income from Fidelity Central Funds		4,432
Income before foreign taxes withheld		116,831
Less foreign taxes withheld		(11,116)
Total income		105,715
Expenses
Management fee
Basic fee	$36,336
Performance adjustment	3,816
Transfer agent fees	7,339
Distribution and service plan fees	532
Accounting and security lending fees	916
Custodian fees and expenses	815
Independent trustees' fees and expenses	22
Registration fees	154
Audit	48
Legal	20
Miscellaneous	34
Total expenses before reductions	50,032
Expense reductions	(1,924)	48,108
Net investment income (loss)		57,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	353,971
Fidelity Central Funds	10
Other affiliated issuers	(13)
Foreign currency transactions	(761)
Futures contracts	12,352
Total net realized gain (loss)		365,559
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(245,049)
Fidelity Central Funds	8
Other affiliated issuers	14
Assets and liabilities in foreign currencies	98
Futures contracts	(8,214)
Total change in net unrealized appreciation (depreciation)		(253,143)
Net gain (loss)		112,416
Net increase (decrease) in net assets resulting from operations		$170,023

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,607	$118,923
Net realized gain (loss)	365,559	1,030,476
Change in net unrealized appreciation (depreciation)	(253,143)	1,102,421
Net increase (decrease) in net assets resulting from operations	170,023	2,251,820
Distributions to shareholders from net investment income	(116,164)	(150,174)
Distributions to shareholders from net realized gain	(419,777)	(11,939)
Total distributions	(535,941)	(162,113)
Share transactions - net increase (decrease)	622,111	(822,002)
Redemption fees	–	9
Total increase (decrease) in net assets	256,193	1,267,714
Net Assets
Beginning of period	10,649,262	9,381,548
End of period	$10,905,455	$10,649,262
Other Information
Undistributed net investment income end of period	$49,889	$108,446

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.66	$37.60	$39.78	$38.70	$39.49	$31.66
Income from Investment Operations
Net investment income (loss)A	.16	.36	.47B	.40C	.53D	.34
Net realized and unrealized gain (loss)	.46	9.22	(2.38)	.79	(.67)	7.97
Total from investment operations	.62	9.58	(1.91)	1.19	(.14)	8.31
Distributions from net investment income	(.34)	(.47)	(.27)	(.11)	(.33)	(.45)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.17)	(.52)	(.27)E	(.11)	(.65)F	(.48)
Redemption fees added to paid in capitalA	–	–G	–G	–G	–G	–G
Net asset value, end of period	$45.11	$46.66	$37.60	$39.78	$38.70	$39.49
Total ReturnH,I,J	1.40%	25.87%	(4.83)%	3.09%	(.36)%	26.59%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.26%M	1.29%	1.35%	1.33%	1.28%	1.35%
Expenses net of fee waivers, if any	1.26%M	1.29%	1.35%	1.33%	1.28%	1.35%
Expenses net of all reductions	1.23%M	1.27%	1.34%	1.32%	1.28%	1.33%
Net investment income (loss)	.70%M	.88%	1.26%B	1.00%C	1.35%D	.97%
Supplemental Data
Net assets, end of period (in millions)	$234	$248	$236	$283	$297	$347
Portfolio turnover rateN	49%M,O	42%	50%O	60%O	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.35	$37.34	$39.51	$38.43	$39.23	$31.42
Income from Investment Operations
Net investment income (loss)A	.11	.26	.38B	.30C	.44D	.26
Net realized and unrealized gain (loss)	.46	9.17	(2.37)	.80	(.68)	7.92
Total from investment operations	.57	9.43	(1.99)	1.10	(.24)	8.18
Distributions from net investment income	(.24)	(.37)	(.17)	(.02)	(.25)	(.34)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.07)	(.42)	(.18)	(.02)	(.56)	(.37)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$44.85	$46.35	$37.34	$39.51	$38.43	$39.23
Total ReturnF,G,H	1.30%	25.57%	(5.07)%	2.86%	(.60)%	26.31%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.50%K	1.53%	1.58%	1.57%	1.51%	1.59%
Expenses net of fee waivers, if any	1.50%K	1.52%	1.58%	1.57%	1.51%	1.59%
Expenses net of all reductions	1.47%K	1.51%	1.57%	1.56%	1.51%	1.57%
Net investment income (loss)	.46%K	.64%	1.02%B	.76%C	1.11%D	.73%
Supplemental Data
Net assets, end of period (in millions)	$34	$35	$35	$43	$49	$53
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$45.94	$36.96	$39.14	$38.25	$39.07	$31.32
Income from Investment Operations
Net investment income (loss)A	(.02)	.04	.19B	.10C	.23D	.08
Net realized and unrealized gain (loss)	.45	9.12	(2.37)	.79	(.66)	7.90
Total from investment operations	.43	9.16	(2.18)	.89	(.43)	7.98
Distributions from net investment income	(.02)	(.13)	–	–	(.08)	(.20)
Distributions from net realized gain	(1.83)	(.05)	–	–	(.31)	(.03)
Total distributions	(1.85)	(.18)	–	–	(.39)	(.23)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$44.52	$45.94	$36.96	$39.14	$38.25	$39.07
Total ReturnF,G,H	.99%	24.93%	(5.57)%	2.33%	(1.10)%	25.65%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.04%K	2.05%	2.10%	2.09%	2.03%	2.10%
Expenses net of fee waivers, if any	2.04%K	2.05%	2.10%	2.09%	2.03%	2.09%
Expenses net of all reductions	2.01%K	2.04%	2.09%	2.08%	2.02%	2.07%
Net investment income (loss)	(.08)%K	.11%	.50%B	.24%C	.60%D	.23%
Supplemental Data
Net assets, end of period (in millions)	$26	$28	$26	$32	$35	$36
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$47.04	$37.91	$40.12	$39.03	$39.82	$31.91
Income from Investment Operations
Net investment income (loss)A	.24	.50	.61B	.54C	.67D	.47
Net realized and unrealized gain (loss)	.45	9.29	(2.41)	.81	(.68)	8.02
Total from investment operations	.69	9.79	(1.80)	1.35	(.01)	8.49
Distributions from net investment income	(.50)	(.61)	(.41)	(.26)	(.47)	(.55)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.33)	(.66)	(.41)E	(.26)	(.78)	(.58)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.40	$47.04	$37.91	$40.12	$39.03	$39.82
Total ReturnG,H	1.56%	26.33%	(4.53)%	3.47%	(.01)%	27.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.93%K	.94%	1.00%	.99%	.93%	1.00%
Expenses net of fee waivers, if any	.93%K	.94%	1.00%	.99%	.93%	1.00%
Expenses net of all reductions	.89%K	.92%	.99%	.98%	.93%	.98%
Net investment income (loss)	1.04%K	1.22%	1.61%B	1.34%C	1.69%D	1.32%
Supplemental Data
Net assets, end of period (in millions)	$7,418	$7,351	$6,421	$7,209	$7,464	$7,800
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.96	$37.86	$40.06	$38.97	$39.76	$31.87
Income from Investment Operations
Net investment income (loss)A	.27	.55	.66B	.59C	.72D	.52
Net realized and unrealized gain (loss)	.45	9.26	(2.39)	.81	(.67)	8.01
Total from investment operations	.72	9.81	(1.73)	1.40	.05	8.53
Distributions from net investment income	(.55)	(.66)	(.46)	(.31)	(.53)	(.61)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.39)E	(.71)	(.47)	(.31)	(.84)	(.64)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.29	$46.96	$37.86	$40.06	$38.97	$39.76
Total ReturnG,H	1.61%	26.47%	(4.38)%	3.61%	.13%	27.23%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.82%	.86%	.86%	.80%	.85%
Expenses net of fee waivers, if any	.82%K	.82%	.86%	.86%	.80%	.85%
Expenses net of all reductions	.78%K	.80%	.85%	.85%	.79%	.83%
Net investment income (loss)	1.15%K	1.35%	1.74%B	1.47%C	1.83%D	1.47%
Supplemental Data
Net assets, end of period (in millions)	$2,423	$2,228	$1,880	$2,308	$2,464	$2,576
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $2.39 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $1.832 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.92	$37.82	$40.03	$38.96	$39.76	$31.87
Income from Investment Operations
Net investment income (loss)A	.23	.49	.61B	.53C	.67D	.47
Net realized and unrealized gain (loss)	.46	9.27	(2.40)	.80	(.68)	8.01
Total from investment operations	.69	9.76	(1.79)	1.33	(.01)	8.48
Distributions from net investment income	(.49)	(.61)	(.42)	(.26)	(.48)	(.56)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.32)	(.66)	(.42)E	(.26)	(.79)	(.59)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.29	$46.92	$37.82	$40.03	$38.96	$39.76
Total ReturnG,H	1.56%	26.29%	(4.52)%	3.44%	(.01)%	27.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.95%K	.96%	1.00%	1.00%	.93%	1.00%
Expenses net of fee waivers, if any	.95%K	.96%	1.00%	.99%	.93%	1.00%
Expenses net of all reductions	.92%K	.94%	.99%	.98%	.93%	.97%
Net investment income (loss)	1.01%K	1.21%	1.60%B	1.33%C	1.69%D	1.33%
Supplemental Data
Net assets, end of period (in millions)	$645	$658	$745	$1,061	$650	$476
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$46.92	$37.84	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.26	.56	.66C	.59D	.72E	.07
Net realized and unrealized gain (loss)	.47	9.24	(2.38)	.80	(.68)	2.48
Total from investment operations	.73	9.80	(1.72)	1.39	.04	2.55
Distributions from net investment income	(.56)	(.67)	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	–
Total distributions	(2.39)	(.72)	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.26	$46.92	$37.84	$40.03	$38.96	$39.77
Total ReturnG,H	1.64%	26.44%	(4.36)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.82%	.86%	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.82%K	.82%	.86%	.86%	.80%	.85%K
Expenses net of all reductions	.78%K	.80%	.85%	.85%	.79%	.83%K
Net investment income (loss)	1.15%K	1.35%	1.74%C	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (in millions)	$125	$101	$38	$30	$35	$–
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,282,333
Gross unrealized depreciation	(277,823)
Net unrealized appreciation (depreciation)	$2,004,510
Tax cost	$8,987,882

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,572,165 and $2,693,181, respectively.

Redemptions In-Kind. During the period, 760 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $34,857. The net realized gain of $9,586 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$304	$8
Class M	.25%	.25%	88	1
Class C	.75%	.25%	140	12
			$532	$21

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	2
Class C(a)	2
$30

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$297.24
Class M	41.23
Class C	38.27
International Discovery	5,806.15
Class K	533.05
Class I	599.18
Class Z	25.05
	$7,339

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,662, including less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,870 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $54.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$1,762	$2,894
Class M	180	333
Class C	13	92
International Discovery	79,321	102,284
Class K	26,857	32,411
Class I	6,835	11,493
Class Z	1,196	667
Total	$116,164	$150,174
From net realized gain
Class A	$9,495	$302
Class M	1,377	44
Class C	1,119	33
International Discovery	289,470	8,190
Class K	88,812	2,392
Class I	25,555	929
Class Z	3,949	49
Total	$419,777	$11,939

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	399	712	$18,387	$29,106
Reinvestment of distributions	252	87	11,177	3,152
Shares redeemed	(769)	(1,774)	(35,245)	(71,253)
Net increase (decrease)	(118)	(975)	$(5,681)	$(38,995)
Class M
Shares sold	62	80	$2,857	$3,246
Reinvestment of distributions	35	10	1,549	365
Shares redeemed	(81)	(274)	(3,729)	(10,830)
Net increase (decrease)	16	(184)	$677	$(7,219)
Class C
Shares sold	38	83	$1,702	$3,499
Reinvestment of distributions	25	3	1,083	116
Shares redeemed	(88)	(174)	(3,994)	(6,878)
Net increase (decrease)	(25)	(88)	$(1,209)	$(3,263)
International Discovery
Shares sold	9,874	19,989	$457,393	$812,564
Reinvestment of distributions	7,869	2,884	351,491	105,223
Shares redeemed	(10,645)	(35,967)	(491,376)	(1,442,640)
Net increase (decrease)	7,098	(13,094)	$317,508	$(524,853)
Class K
Shares sold	9,665	10,877	$445,759	$448,875
Reinvestment of distributions	2,597	957	115,669	34,802
Shares redeemed	(6,230)(a)	(14,039)	(287,754)(a)	(560,342)
Net increase (decrease)	6,032	(2,205)	$273,674	$(76,665)
Class I
Shares sold	1,311	3,202	$60,349	$130,302
Reinvestment of distributions	224	82	9,992	2,985
Shares redeemed	(1,328)	(8,961)	(60,918)	(349,072)
Net increase (decrease)	207	(5,677)	$9,423	$(215,785)
Class Z
Shares sold	763	1,483	$35,035	$58,502
Reinvestment of distributions	67	20	2,993	716
Shares redeemed	(223)	(351)	(10,309)	(14,440)
Net increase (decrease)	607	1,152	$27,719	$44,778

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.26%
Actual		$1,000.00	$1,014.00	$6.29
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.50%
Actual		$1,000.00	$1,013.00	$7.49
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	2.04%
Actual		$1,000.00	$1,009.90	$10.17
Hypothetical-C		$1,000.00	$1,014.68	$10.19
International Discovery	.93%
Actual		$1,000.00	$1,015.60	$4.65
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class K	.82%
Actual		$1,000.00	$1,016.10	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class I	.95%
Actual		$1,000.00	$1,015.60	$4.75
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class Z	.82%
Actual		$1,000.00	$1,016.40	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AID-SANN-0618
1.806665.113

Fidelity® International Discovery Fund Class K Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	19.1%
United Kingdom	11.5%
France	10.4%
Germany	7.5%
Switzerland	6.4%
Netherlands	5.2%
Spain	4.3%
Ireland	3.7%
India	3.7%
Other*	28.2%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	96.5
Short-Term Investments and Net Other Assets (Liabilities)	3.5

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Total SA (France, Oil, Gas & Consumable Fuels)	2.5
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	2.1
SAP SE (Germany, Software)	1.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
CaixaBank SA (Spain, Banks)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
ORIX Corp. (Japan, Diversified Financial Services)	1.3
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.3
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2
VINCI SA (France, Construction & Engineering)	1.2
15.3

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	22.3
Industrials	13.9
Consumer Discretionary	11.9
Health Care	10.0
Information Technology	9.6
Consumer Staples	8.5
Materials	7.1
Energy	6.1
Real Estate	1.9
Telecommunication Services	1.5

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
Australia - 1.5%
Bapcor Ltd. (a)	8,531,892	$37,643
Blue Sky Alternative Investments Ltd.	3,175,826	7,320
BWX Ltd. (a)	2,157,954	8,187
Inghams Group Ltd. (a)	7,320,478	20,655
Link Administration Holdings Ltd.	3,223,548	20,058
Magellan Financial Group Ltd.	1,200,134	20,967
National Storage (REIT) unit	11,386,057	13,670
Rio Tinto Ltd.	185,386	11,033
Spark Infrastructure Group unit	14,202,580	25,042

TOTAL AUSTRALIA		164,575

Austria - 1.4%
Erste Group Bank AG	1,736,200	85,123
Wienerberger AG	2,643,500	66,719

TOTAL AUSTRIA		151,842

Bailiwick of Jersey - 1.1%
Glencore Xstrata PLC	24,686,927	119,191
Belgium - 1.7%
Anheuser-Busch InBev SA NV (a)	407,427	40,699
KBC Groep NV	1,370,241	119,800
Telenet Group Holding NV (b)	453,400	26,588

TOTAL BELGIUM		187,087

Bermuda - 0.4%
Hiscox Ltd.	2,360,300	48,384
Brazil - 0.0%
Itausa-Investimentos Itau SA	391,494	1,509
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	698,400	30,194
Cenovus Energy, Inc.	3,278,900	32,841
Constellation Software, Inc.	73,200	52,316
PrairieSky Royalty Ltd. (a)	2,359,273	52,314
Suncor Energy, Inc.	1,427,200	54,578

TOTAL CANADA		222,243

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	447,200	79,843
China Literature Ltd. (b)(c)	3,275,200	26,382
New Oriental Education & Technology Group, Inc. sponsored ADR	255,000	22,909
Ping An Healthcare and Technology Co. Ltd. (b)	453,000	3,163
Zai Lab Ltd. ADR (a)	388,800	7,259

TOTAL CAYMAN ISLANDS		139,556

China - 1.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,538,600	44,731
Kweichow Moutai Co. Ltd. (A Shares)	474,382	49,397
Qingdao Port International Co. Ltd. (c)	11,117,000	9,133
Shanghai International Airport Co. Ltd. (A Shares)	5,665,100	44,495

TOTAL CHINA		147,756

Denmark - 0.6%
Novo Nordisk A/S Series B	930,645	43,766
Novozymes A/S Series B	391,900	18,424

TOTAL DENMARK		62,190

Finland - 0.5%
Sampo Oyj (A Shares)	895,600	48,398
France - 10.4%
Accor SA	950,500	53,799
ALTEN	335,159	33,310
Altran Technologies SA (a)	1,487,300	22,990
Amundi SA (c)	546,458	46,510
Atos Origin SA	243,414	32,893
BNP Paribas SA	945,800	73,075
Capgemini SA	487,000	67,044
Cegedim SA (b)	581,063	24,700
Elis SA	1,195,800	28,621
Kaufman & Broad SA	144,863	7,638
LVMH Moet Hennessy - Louis Vuitton SA	240,539	83,710
Rexel SA	2,126,400	32,997
Sartorius Stedim Biotech	305,000	28,508
SMCP S.A.S. (c)	642,504	16,406
Societe Generale Series A	2,222,100	121,613
Thales SA	437,100	55,423
Total SA (a)	4,305,010	270,571
VINCI SA (a)	1,308,500	130,829

TOTAL FRANCE		1,130,637

Germany - 7.5%
adidas AG	447,307	110,140
Aumann AG (c)	133,451	8,074
Deutsche Borse AG	163,981	22,054
Deutsche Post AG	2,231,918	96,875
Fresenius SE & Co. KGaA	901,300	68,940
Henkel AG & Co. KGaA	321,600	38,351
JOST Werke AG (c)	219,700	9,273
Linde AG	286,300	63,633
MTU Aero Engines Holdings AG	381,500	65,880
Muenchener Rueckversicherungs AG	122,300	28,054
Nexus AG	602,505	20,154
Rational AG	36,605	22,964
Rheinmetall AG	302,400	39,677
SAP SE	1,507,211	167,460
Scout24 AG (c)	458,900	23,796
Wirecard AG	221,900	30,307

TOTAL GERMANY		815,632

Hong Kong - 1.5%
AIA Group Ltd.	11,175,600	99,879
Techtronic Industries Co. Ltd.	10,247,000	60,029

TOTAL HONG KONG		159,908

India - 3.7%
Avenue Supermarts Ltd. (b)(c)	595,148	13,270
Bandhan Bank Ltd. (c)	444,600	3,416
Bharti Infratel Ltd.	3,348,609	15,760
HDFC Bank Ltd.	1,783,391	53,751
HDFC Bank Ltd. sponsored ADR	696,184	66,701
Housing Development Finance Corp. Ltd.	4,738,215	134,058
Kajaria Ceramics Ltd.	2,444,763	20,017
Kotak Mahindra Bank Ltd. (b)	1,211,049	22,022
Petronet LNG Ltd.	6,098,248	20,763
PNB Housing Finance Ltd. (c)	838,105	17,591
PVR Ltd. (b)	442,801	9,576
Sunteck Realty Ltd. (b)	3,638,783	23,470

TOTAL INDIA		400,395

Indonesia - 0.4%
PT Bank Central Asia Tbk	6,980,000	11,037
PT Bank Rakyat Indonesia Tbk	157,115,200	36,226

TOTAL INDONESIA		47,263

Ireland - 3.7%
Cairn Homes PLC (b)	20,159,470	43,723
CRH PLC	2,180,712	77,440
Dalata Hotel Group PLC (b)	3,827,700	30,507
DCC PLC (United Kingdom)	353,400	34,057
Glenveagh Properties PLC (c)	13,703,776	18,303
Green REIT PLC	9,492,200	17,401
James Hardie Industries PLC CDI	2,420,296	42,741
Kerry Group PLC Class A	561,500	57,297
Ryanair Holdings PLC sponsored ADR (b)	342,366	37,650
United Drug PLC (United Kingdom)	3,798,200	47,845

TOTAL IRELAND		406,964

Israel - 0.6%
Frutarom Industries Ltd.	694,000	66,624
Italy - 1.2%
Intesa Sanpaolo SpA	24,317,500	92,503
Prada SpA	7,015,800	35,598

TOTAL ITALY		128,101

Japan - 15.6%
AEON Financial Service Co. Ltd.	1,577,400	37,025
Daito Trust Construction Co. Ltd.	164,500	27,469
Hoya Corp.	1,580,200	84,734
Keyence Corp.	138,020	84,552
Komatsu Ltd.	1,514,600	51,631
Minebea Mitsumi, Inc.	3,071,200	61,722
Misumi Group, Inc.	1,135,000	31,459
Mitsubishi UFJ Financial Group, Inc.	13,190,300	88,393
Monex Group, Inc. (a)	4,390,349	25,060
Morinaga & Co. Ltd.	576,300	28,098
Nidec Corp.	347,200	54,437
Nintendo Co. Ltd.	105,200	44,203
Nitori Holdings Co. Ltd.	491,400	83,069
ORIX Corp.	8,418,200	148,158
Panasonic Corp.	6,196,200	91,748
Recruit Holdings Co. Ltd.	948,400	21,923
Relo Group, Inc.	2,584,400	58,298
Renesas Electronics Corp. (a)(b)	5,075,700	53,301
SMC Corp.	226,600	86,478
SMS Co., Ltd.	813,800	30,893
SoftBank Corp.	817,600	62,472
Sony Corp.	2,396,700	111,941
Start Today Co. Ltd.	1,761,000	50,903
Sundrug Co. Ltd.	838,200	43,167
Taiheiyo Cement Corp.	1,345,000	50,997
Tateru, Inc. (a)	1,173,700	19,991
Tsuruha Holdings, Inc.	469,600	67,571
VT Holdings Co. Ltd.	3,859,500	17,617
Welcia Holdings Co. Ltd.	1,669,400	85,974

TOTAL JAPAN		1,703,284

Korea (South) - 0.3%
Hyundai Fire & Marine Insurance Co. Ltd.	331,774	11,850
KB Financial Group, Inc.	437,375	24,783

TOTAL KOREA (SOUTH)		36,633

Netherlands - 5.2%
ASML Holding NV (Netherlands)	468,600	89,126
Basic-Fit NV (b)(c)	577,200	17,391
IMCD Group BV	926,545	57,120
ING Groep NV (Certificaten Van Aandelen)	4,812,900	81,100
Instone Real Estate Group BV (b)(c)	1,011,300	24,232
Koninklijke Philips Electronics NV	2,573,226	108,915
NIBC Holding NV (b)(c)	3,004,124	29,947
Philips Lighting NV (c)	195,000	5,944
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,511,232	143,965
Van Lanschot NV (Bearer)	222,900	6,891

TOTAL NETHERLANDS		564,631

New Zealand - 1.1%
EBOS Group Ltd.	3,144,406	39,337
Fisher & Paykel Healthcare Corp.	3,635,018	32,609
Ryman Healthcare Group Ltd.	6,157,798	45,926

TOTAL NEW ZEALAND		117,872

Norway - 2.1%
Statoil ASA	8,895,913	227,493
Philippines - 0.3%
SM Investments Corp.	1,901,955	34,446
South Africa - 1.6%
Clicks Group Ltd.	2,101,458	35,928
FirstRand Ltd.	5,177,700	27,729
Naspers Ltd. Class N	222,400	54,181
PSG Group Ltd.	1,687,000	30,353
Remgro Ltd.	1,457,600	26,242

TOTAL SOUTH AFRICA		174,433

Spain - 4.3%
Aedas Homes SAU (c)	405,465	14,444
Amadeus IT Holding SA Class A	791,500	58,018
CaixaBank SA	31,380,333	152,599
Grifols SA ADR	2,895,358	58,834
Masmovil Ibercom SA (b)	483,879	69,886
Neinor Homes SLU (b)(c)	737,500	14,303
Prosegur Cash SA (c)	19,504,100	56,999
Zardoya Otis SA	4,123,773	42,179

TOTAL SPAIN		467,262

Sweden - 2.5%
ASSA ABLOY AB (B Shares) (a)	3,327,600	69,998
Essity AB Class B (a)	2,674,100	68,100
HEXPOL AB (B Shares) (a)	1,866,400	19,396
Indutrade AB	1,700,600	40,278
Saab AB (B Shares) (a)	764,400	31,382
Svenska Cellulosa AB (SCA) (B Shares)	3,967,200	44,091

TOTAL SWEDEN		273,245

Switzerland - 6.4%
Credit Suisse Group AG	6,506,687	109,743
Forbo Holding AG (Reg.)	20,060	28,177
Julius Baer Group Ltd.	836,630	49,653
Kaba Holding AG (B Shares) (Reg.)	41,260	32,059
Lonza Group AG	260,791	64,264
Partners Group Holding AG	75,626	55,441
Roche Holding AG (participation certificate)	683,328	151,827
Schindler Holding AG (participation certificate)	164,075	34,040
Swatch Group AG (Bearer)	238,640	115,226
UBS Group AG	3,586,740	60,696

TOTAL SWITZERLAND		701,126

Taiwan - 0.3%
United Microelectronics Corp.	62,100,000	33,429
United Kingdom - 11.5%
Anglo American PLC (United Kingdom)	1,379,900	32,474
Antofagasta PLC	2,486,800	33,291
AstraZeneca PLC (United Kingdom)	2,182,762	152,799
Barclays PLC	58,904	168
BCA Marketplace PLC	7,736,200	20,300
BHP Billiton PLC	3,424,439	73,017
British American Tobacco PLC:
(United Kingdom)	1,445,432	79,278
sponsored ADR	421,600	23,028
Bunzl PLC	2,012,418	58,485
Clipper Logistics PLC	2,271,300	14,102
CMC Markets PLC (c)	206,570	539
Compass Group PLC	2,344,943	50,361
Conviviality PLC (d)	5,464,968	3,807
Countryside Properties PLC (c)	53,784	266
Cranswick PLC	1,364,288	54,731
Dechra Pharmaceuticals PLC	239,376	9,036
Hastings Group Holdings PLC (c)	2,038,137	7,744
Indivior PLC (b)	3,936,900	24,558
JTC PLC (b)(c)	3,870,300	16,331
LivaNova PLC (b)	693,902	61,605
London Stock Exchange Group PLC	914,236	54,121
Melrose Industries PLC	23,361,453	73,329
Micro Focus International PLC	3,060,205	52,768
NCC Group Ltd.	9,120,600	24,686
Reckitt Benckiser Group PLC	422,519	33,146
Rex Bionics PLC (b)(d)(e)	1,292,931	31
Rio Tinto PLC	918,990	50,090
Senior Engineering Group PLC	7,108,200	28,907
St. James's Place Capital PLC	2,337,909	36,579
Standard Chartered PLC (United Kingdom)	8,953,861	94,546
The Weir Group PLC	1,804,000	53,049
Zpg PLC	8,356,009	41,298

TOTAL UNITED KINGDOM		1,258,470

TOTAL COMMON STOCKS
(Cost $8,032,417)		10,040,579

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(f)	5,958,244	33,301
Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Itausa-Investimentos Itau SA (PN)	16,504,700	64,121
TOTAL PREFERRED STOCKS
(Cost $76,821)		97,422
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.48% to 1.79% 5/10/18 to 7/19/18(g)
(Cost $10,765)	10,790	10,765
	Shares	Value (000s)

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 1.74% (h)	664,231,102	664,364
Fidelity Securities Lending Cash Central Fund 1.74% (h)(i)	170,618,463	170,636
TOTAL MONEY MARKET FUNDS
(Cost $835,000)		835,000
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $8,955,003)		10,983,766
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(78,311)
NET ASSETS - 100%		$10,905,455

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	2,383	June 2018	$386,376	$8,626	$8,626

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $380,294,000 or 3.5% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,301,000 or 0.3% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,353,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,770
Fidelity Securities Lending Cash Central Fund	1,662
Total	$4,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*,**	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rex Bionics PLC	$30	$--	$0	$--	$(13)	$14	$31
Total	$30	$--	$0	$--	$(13)	$14	$31

 * Values shown as $0 may reflect amounts less than $500.

 ** Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,275,975	$718,596	$524,078	$33,301
Consumer Staples	956,304	537,210	415,287	3,807
Energy	658,560	139,733	518,827	--
Financials	2,456,802	1,223,602	1,233,200	--
Health Care	1,078,810	618,309	460,470	31
Industrials	1,503,716	1,116,290	387,426	--
Information Technology	1,048,235	730,317	317,918	--
Materials	769,161	496,416	272,745	--
Real Estate	217,278	180,138	37,140	--
Telecommunication Services	148,118	69,886	78,232	--
Utilities	25,042	--	25,042	--
Government Obligations	10,765	--	10,765	--
Money Market Funds	835,000	835,000	--	--
Total Investments in Securities:	$10,983,766	$6,665,497	$4,281,130	$37,139
Derivative Instruments:
Assets
Futures Contracts	$8,626	$8,626	$--	$--
Total Assets	$8,626	$8,626	$--	$--
Total Derivative Instruments:	$8,626	$8,626	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$1,245,829
Level 2 to Level 1	$1,276,764

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$8,626	$0
Total Equity Risk	8,626	0
Total Value of Derivatives	$8,626	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $161,920) — See accompanying schedule: Unaffiliated issuers (cost $8,116,075)	$10,148,735
Fidelity Central Funds (cost $835,000)	835,000
Other affiliated issuers (cost $3,928)	31
Total Investment in Securities (cost $8,955,003)		$10,983,766
Foreign currency held at value (cost $4,142)		4,139
Receivable for investments sold		59,253
Receivable for fund shares sold		6,177
Dividends receivable		45,857
Distributions receivable from Fidelity Central Funds		1,344
Prepaid expenses		5
Other receivables		4,900
Total assets		11,105,441
Liabilities
Payable for investments purchased	$10,074
Payable for fund shares redeemed	8,876
Accrued management fee	6,488
Distribution and service plan fees payable	85
Payable for daily variation margin on futures contracts	1,526
Other affiliated payables	1,377
Other payables and accrued expenses	916
Collateral on securities loaned	170,644
Total liabilities		199,986
Net Assets		$10,905,455
Net Assets consist of:
Paid in capital		$8,492,109
Undistributed net investment income		49,889
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		327,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,035,690
Net Assets		$10,905,455
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($234,013 ÷ 5,187.7 shares)		$45.11
Maximum offering price per share (100/94.25 of $45.11)		$47.86
Class M:
Net Asset Value and redemption price per share ($34,441 ÷ 768.0 shares)		$44.85
Maximum offering price per share (100/96.50 of $44.85)		$46.48
Class C:
Net Asset Value and offering price per share ($26,394 ÷ 592.8 shares)(a)		$44.52
International Discovery:
Net Asset Value, offering price and redemption price per share ($7,418,045 ÷ 163,378.1 shares)		$45.40
Class K:
Net Asset Value, offering price and redemption price per share ($2,422,704 ÷ 53,487.8 shares)		$45.29
Class I:
Net Asset Value, offering price and redemption price per share ($644,863 ÷ 14,238.4 shares)		$45.29
Class Z:
Net Asset Value, offering price and redemption price per share ($124,995 ÷ 2,761.6 shares)		$45.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$112,360
Interest		39
Income from Fidelity Central Funds		4,432
Income before foreign taxes withheld		116,831
Less foreign taxes withheld		(11,116)
Total income		105,715
Expenses
Management fee
Basic fee	$36,336
Performance adjustment	3,816
Transfer agent fees	7,339
Distribution and service plan fees	532
Accounting and security lending fees	916
Custodian fees and expenses	815
Independent trustees' fees and expenses	22
Registration fees	154
Audit	48
Legal	20
Miscellaneous	34
Total expenses before reductions	50,032
Expense reductions	(1,924)	48,108
Net investment income (loss)		57,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	353,971
Fidelity Central Funds	10
Other affiliated issuers	(13)
Foreign currency transactions	(761)
Futures contracts	12,352
Total net realized gain (loss)		365,559
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(245,049)
Fidelity Central Funds	8
Other affiliated issuers	14
Assets and liabilities in foreign currencies	98
Futures contracts	(8,214)
Total change in net unrealized appreciation (depreciation)		(253,143)
Net gain (loss)		112,416
Net increase (decrease) in net assets resulting from operations		$170,023

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,607	$118,923
Net realized gain (loss)	365,559	1,030,476
Change in net unrealized appreciation (depreciation)	(253,143)	1,102,421
Net increase (decrease) in net assets resulting from operations	170,023	2,251,820
Distributions to shareholders from net investment income	(116,164)	(150,174)
Distributions to shareholders from net realized gain	(419,777)	(11,939)
Total distributions	(535,941)	(162,113)
Share transactions - net increase (decrease)	622,111	(822,002)
Redemption fees	–	9
Total increase (decrease) in net assets	256,193	1,267,714
Net Assets
Beginning of period	10,649,262	9,381,548
End of period	$10,905,455	$10,649,262
Other Information
Undistributed net investment income end of period	$49,889	$108,446

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.66	$37.60	$39.78	$38.70	$39.49	$31.66
Income from Investment Operations
Net investment income (loss)A	.16	.36	.47B	.40C	.53D	.34
Net realized and unrealized gain (loss)	.46	9.22	(2.38)	.79	(.67)	7.97
Total from investment operations	.62	9.58	(1.91)	1.19	(.14)	8.31
Distributions from net investment income	(.34)	(.47)	(.27)	(.11)	(.33)	(.45)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.17)	(.52)	(.27)E	(.11)	(.65)F	(.48)
Redemption fees added to paid in capitalA	–	–G	–G	–G	–G	–G
Net asset value, end of period	$45.11	$46.66	$37.60	$39.78	$38.70	$39.49
Total ReturnH,I,J	1.40%	25.87%	(4.83)%	3.09%	(.36)%	26.59%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.26%M	1.29%	1.35%	1.33%	1.28%	1.35%
Expenses net of fee waivers, if any	1.26%M	1.29%	1.35%	1.33%	1.28%	1.35%
Expenses net of all reductions	1.23%M	1.27%	1.34%	1.32%	1.28%	1.33%
Net investment income (loss)	.70%M	.88%	1.26%B	1.00%C	1.35%D	.97%
Supplemental Data
Net assets, end of period (in millions)	$234	$248	$236	$283	$297	$347
Portfolio turnover rateN	49%M,O	42%	50%O	60%O	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.35	$37.34	$39.51	$38.43	$39.23	$31.42
Income from Investment Operations
Net investment income (loss)A	.11	.26	.38B	.30C	.44D	.26
Net realized and unrealized gain (loss)	.46	9.17	(2.37)	.80	(.68)	7.92
Total from investment operations	.57	9.43	(1.99)	1.10	(.24)	8.18
Distributions from net investment income	(.24)	(.37)	(.17)	(.02)	(.25)	(.34)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.07)	(.42)	(.18)	(.02)	(.56)	(.37)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$44.85	$46.35	$37.34	$39.51	$38.43	$39.23
Total ReturnF,G,H	1.30%	25.57%	(5.07)%	2.86%	(.60)%	26.31%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.50%K	1.53%	1.58%	1.57%	1.51%	1.59%
Expenses net of fee waivers, if any	1.50%K	1.52%	1.58%	1.57%	1.51%	1.59%
Expenses net of all reductions	1.47%K	1.51%	1.57%	1.56%	1.51%	1.57%
Net investment income (loss)	.46%K	.64%	1.02%B	.76%C	1.11%D	.73%
Supplemental Data
Net assets, end of period (in millions)	$34	$35	$35	$43	$49	$53
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$45.94	$36.96	$39.14	$38.25	$39.07	$31.32
Income from Investment Operations
Net investment income (loss)A	(.02)	.04	.19B	.10C	.23D	.08
Net realized and unrealized gain (loss)	.45	9.12	(2.37)	.79	(.66)	7.90
Total from investment operations	.43	9.16	(2.18)	.89	(.43)	7.98
Distributions from net investment income	(.02)	(.13)	–	–	(.08)	(.20)
Distributions from net realized gain	(1.83)	(.05)	–	–	(.31)	(.03)
Total distributions	(1.85)	(.18)	–	–	(.39)	(.23)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$44.52	$45.94	$36.96	$39.14	$38.25	$39.07
Total ReturnF,G,H	.99%	24.93%	(5.57)%	2.33%	(1.10)%	25.65%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.04%K	2.05%	2.10%	2.09%	2.03%	2.10%
Expenses net of fee waivers, if any	2.04%K	2.05%	2.10%	2.09%	2.03%	2.09%
Expenses net of all reductions	2.01%K	2.04%	2.09%	2.08%	2.02%	2.07%
Net investment income (loss)	(.08)%K	.11%	.50%B	.24%C	.60%D	.23%
Supplemental Data
Net assets, end of period (in millions)	$26	$28	$26	$32	$35	$36
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$47.04	$37.91	$40.12	$39.03	$39.82	$31.91
Income from Investment Operations
Net investment income (loss)A	.24	.50	.61B	.54C	.67D	.47
Net realized and unrealized gain (loss)	.45	9.29	(2.41)	.81	(.68)	8.02
Total from investment operations	.69	9.79	(1.80)	1.35	(.01)	8.49
Distributions from net investment income	(.50)	(.61)	(.41)	(.26)	(.47)	(.55)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.33)	(.66)	(.41)E	(.26)	(.78)	(.58)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.40	$47.04	$37.91	$40.12	$39.03	$39.82
Total ReturnG,H	1.56%	26.33%	(4.53)%	3.47%	(.01)%	27.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.93%K	.94%	1.00%	.99%	.93%	1.00%
Expenses net of fee waivers, if any	.93%K	.94%	1.00%	.99%	.93%	1.00%
Expenses net of all reductions	.89%K	.92%	.99%	.98%	.93%	.98%
Net investment income (loss)	1.04%K	1.22%	1.61%B	1.34%C	1.69%D	1.32%
Supplemental Data
Net assets, end of period (in millions)	$7,418	$7,351	$6,421	$7,209	$7,464	$7,800
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.96	$37.86	$40.06	$38.97	$39.76	$31.87
Income from Investment Operations
Net investment income (loss)A	.27	.55	.66B	.59C	.72D	.52
Net realized and unrealized gain (loss)	.45	9.26	(2.39)	.81	(.67)	8.01
Total from investment operations	.72	9.81	(1.73)	1.40	.05	8.53
Distributions from net investment income	(.55)	(.66)	(.46)	(.31)	(.53)	(.61)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.39)E	(.71)	(.47)	(.31)	(.84)	(.64)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.29	$46.96	$37.86	$40.06	$38.97	$39.76
Total ReturnG,H	1.61%	26.47%	(4.38)%	3.61%	.13%	27.23%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.82%	.86%	.86%	.80%	.85%
Expenses net of fee waivers, if any	.82%K	.82%	.86%	.86%	.80%	.85%
Expenses net of all reductions	.78%K	.80%	.85%	.85%	.79%	.83%
Net investment income (loss)	1.15%K	1.35%	1.74%B	1.47%C	1.83%D	1.47%
Supplemental Data
Net assets, end of period (in millions)	$2,423	$2,228	$1,880	$2,308	$2,464	$2,576
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $2.39 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $1.832 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.92	$37.82	$40.03	$38.96	$39.76	$31.87
Income from Investment Operations
Net investment income (loss)A	.23	.49	.61B	.53C	.67D	.47
Net realized and unrealized gain (loss)	.46	9.27	(2.40)	.80	(.68)	8.01
Total from investment operations	.69	9.76	(1.79)	1.33	(.01)	8.48
Distributions from net investment income	(.49)	(.61)	(.42)	(.26)	(.48)	(.56)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.32)	(.66)	(.42)E	(.26)	(.79)	(.59)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.29	$46.92	$37.82	$40.03	$38.96	$39.76
Total ReturnG,H	1.56%	26.29%	(4.52)%	3.44%	(.01)%	27.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.95%K	.96%	1.00%	1.00%	.93%	1.00%
Expenses net of fee waivers, if any	.95%K	.96%	1.00%	.99%	.93%	1.00%
Expenses net of all reductions	.92%K	.94%	.99%	.98%	.93%	.97%
Net investment income (loss)	1.01%K	1.21%	1.60%B	1.33%C	1.69%D	1.33%
Supplemental Data
Net assets, end of period (in millions)	$645	$658	$745	$1,061	$650	$476
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$46.92	$37.84	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.26	.56	.66C	.59D	.72E	.07
Net realized and unrealized gain (loss)	.47	9.24	(2.38)	.80	(.68)	2.48
Total from investment operations	.73	9.80	(1.72)	1.39	.04	2.55
Distributions from net investment income	(.56)	(.67)	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	–
Total distributions	(2.39)	(.72)	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.26	$46.92	$37.84	$40.03	$38.96	$39.77
Total ReturnG,H	1.64%	26.44%	(4.36)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.82%	.86%	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.82%K	.82%	.86%	.86%	.80%	.85%K
Expenses net of all reductions	.78%K	.80%	.85%	.85%	.79%	.83%K
Net investment income (loss)	1.15%K	1.35%	1.74%C	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (in millions)	$125	$101	$38	$30	$35	$–
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,282,333
Gross unrealized depreciation	(277,823)
Net unrealized appreciation (depreciation)	$2,004,510
Tax cost	$8,987,882

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,572,165 and $2,693,181, respectively.

Redemptions In-Kind. During the period, 760 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $34,857. The net realized gain of $9,586 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$304	$8
Class M	.25%	.25%	88	1
Class C	.75%	.25%	140	12
			$532	$21

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	2
Class C(a)	2
$30

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$297.24
Class M	41.23
Class C	38.27
International Discovery	5,806.15
Class K	533.05
Class I	599.18
Class Z	25.05
	$7,339

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,662, including less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,870 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $54.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$1,762	$2,894
Class M	180	333
Class C	13	92
International Discovery	79,321	102,284
Class K	26,857	32,411
Class I	6,835	11,493
Class Z	1,196	667
Total	$116,164	$150,174
From net realized gain
Class A	$9,495	$302
Class M	1,377	44
Class C	1,119	33
International Discovery	289,470	8,190
Class K	88,812	2,392
Class I	25,555	929
Class Z	3,949	49
Total	$419,777	$11,939

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	399	712	$18,387	$29,106
Reinvestment of distributions	252	87	11,177	3,152
Shares redeemed	(769)	(1,774)	(35,245)	(71,253)
Net increase (decrease)	(118)	(975)	$(5,681)	$(38,995)
Class M
Shares sold	62	80	$2,857	$3,246
Reinvestment of distributions	35	10	1,549	365
Shares redeemed	(81)	(274)	(3,729)	(10,830)
Net increase (decrease)	16	(184)	$677	$(7,219)
Class C
Shares sold	38	83	$1,702	$3,499
Reinvestment of distributions	25	3	1,083	116
Shares redeemed	(88)	(174)	(3,994)	(6,878)
Net increase (decrease)	(25)	(88)	$(1,209)	$(3,263)
International Discovery
Shares sold	9,874	19,989	$457,393	$812,564
Reinvestment of distributions	7,869	2,884	351,491	105,223
Shares redeemed	(10,645)	(35,967)	(491,376)	(1,442,640)
Net increase (decrease)	7,098	(13,094)	$317,508	$(524,853)
Class K
Shares sold	9,665	10,877	$445,759	$448,875
Reinvestment of distributions	2,597	957	115,669	34,802
Shares redeemed	(6,230)(a)	(14,039)	(287,754)(a)	(560,342)
Net increase (decrease)	6,032	(2,205)	$273,674	$(76,665)
Class I
Shares sold	1,311	3,202	$60,349	$130,302
Reinvestment of distributions	224	82	9,992	2,985
Shares redeemed	(1,328)	(8,961)	(60,918)	(349,072)
Net increase (decrease)	207	(5,677)	$9,423	$(215,785)
Class Z
Shares sold	763	1,483	$35,035	$58,502
Reinvestment of distributions	67	20	2,993	716
Shares redeemed	(223)	(351)	(10,309)	(14,440)
Net increase (decrease)	607	1,152	$27,719	$44,778

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.26%
Actual		$1,000.00	$1,014.00	$6.29
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.50%
Actual		$1,000.00	$1,013.00	$7.49
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	2.04%
Actual		$1,000.00	$1,009.90	$10.17
Hypothetical-C		$1,000.00	$1,014.68	$10.19
International Discovery	.93%
Actual		$1,000.00	$1,015.60	$4.65
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class K	.82%
Actual		$1,000.00	$1,016.10	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class I	.95%
Actual		$1,000.00	$1,015.60	$4.75
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class Z	.82%
Actual		$1,000.00	$1,016.40	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

IGI-K-SANN-0618
1.863311.109

Fidelity® International Discovery Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	19.1%
United Kingdom	11.5%
France	10.4%
Germany	7.5%
Switzerland	6.4%
Netherlands	5.2%
Spain	4.3%
Ireland	3.7%
India	3.7%
Other*	28.2%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	96.5
Short-Term Investments and Net Other Assets (Liabilities)	3.5

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Total SA (France, Oil, Gas & Consumable Fuels)	2.5
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	2.1
SAP SE (Germany, Software)	1.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
CaixaBank SA (Spain, Banks)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
ORIX Corp. (Japan, Diversified Financial Services)	1.3
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.3
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2
VINCI SA (France, Construction & Engineering)	1.2
15.3

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	22.3
Industrials	13.9
Consumer Discretionary	11.9
Health Care	10.0
Information Technology	9.6
Consumer Staples	8.5
Materials	7.1
Energy	6.1
Real Estate	1.9
Telecommunication Services	1.5

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
Australia - 1.5%
Bapcor Ltd. (a)	8,531,892	$37,643
Blue Sky Alternative Investments Ltd.	3,175,826	7,320
BWX Ltd. (a)	2,157,954	8,187
Inghams Group Ltd. (a)	7,320,478	20,655
Link Administration Holdings Ltd.	3,223,548	20,058
Magellan Financial Group Ltd.	1,200,134	20,967
National Storage (REIT) unit	11,386,057	13,670
Rio Tinto Ltd.	185,386	11,033
Spark Infrastructure Group unit	14,202,580	25,042

TOTAL AUSTRALIA		164,575

Austria - 1.4%
Erste Group Bank AG	1,736,200	85,123
Wienerberger AG	2,643,500	66,719

TOTAL AUSTRIA		151,842

Bailiwick of Jersey - 1.1%
Glencore Xstrata PLC	24,686,927	119,191
Belgium - 1.7%
Anheuser-Busch InBev SA NV (a)	407,427	40,699
KBC Groep NV	1,370,241	119,800
Telenet Group Holding NV (b)	453,400	26,588

TOTAL BELGIUM		187,087

Bermuda - 0.4%
Hiscox Ltd.	2,360,300	48,384
Brazil - 0.0%
Itausa-Investimentos Itau SA	391,494	1,509
Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	698,400	30,194
Cenovus Energy, Inc.	3,278,900	32,841
Constellation Software, Inc.	73,200	52,316
PrairieSky Royalty Ltd. (a)	2,359,273	52,314
Suncor Energy, Inc.	1,427,200	54,578

TOTAL CANADA		222,243

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	447,200	79,843
China Literature Ltd. (b)(c)	3,275,200	26,382
New Oriental Education & Technology Group, Inc. sponsored ADR	255,000	22,909
Ping An Healthcare and Technology Co. Ltd. (b)	453,000	3,163
Zai Lab Ltd. ADR (a)	388,800	7,259

TOTAL CAYMAN ISLANDS		139,556

China - 1.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,538,600	44,731
Kweichow Moutai Co. Ltd. (A Shares)	474,382	49,397
Qingdao Port International Co. Ltd. (c)	11,117,000	9,133
Shanghai International Airport Co. Ltd. (A Shares)	5,665,100	44,495

TOTAL CHINA		147,756

Denmark - 0.6%
Novo Nordisk A/S Series B	930,645	43,766
Novozymes A/S Series B	391,900	18,424

TOTAL DENMARK		62,190

Finland - 0.5%
Sampo Oyj (A Shares)	895,600	48,398
France - 10.4%
Accor SA	950,500	53,799
ALTEN	335,159	33,310
Altran Technologies SA (a)	1,487,300	22,990
Amundi SA (c)	546,458	46,510
Atos Origin SA	243,414	32,893
BNP Paribas SA	945,800	73,075
Capgemini SA	487,000	67,044
Cegedim SA (b)	581,063	24,700
Elis SA	1,195,800	28,621
Kaufman & Broad SA	144,863	7,638
LVMH Moet Hennessy - Louis Vuitton SA	240,539	83,710
Rexel SA	2,126,400	32,997
Sartorius Stedim Biotech	305,000	28,508
SMCP S.A.S. (c)	642,504	16,406
Societe Generale Series A	2,222,100	121,613
Thales SA	437,100	55,423
Total SA (a)	4,305,010	270,571
VINCI SA (a)	1,308,500	130,829

TOTAL FRANCE		1,130,637

Germany - 7.5%
adidas AG	447,307	110,140
Aumann AG (c)	133,451	8,074
Deutsche Borse AG	163,981	22,054
Deutsche Post AG	2,231,918	96,875
Fresenius SE & Co. KGaA	901,300	68,940
Henkel AG & Co. KGaA	321,600	38,351
JOST Werke AG (c)	219,700	9,273
Linde AG	286,300	63,633
MTU Aero Engines Holdings AG	381,500	65,880
Muenchener Rueckversicherungs AG	122,300	28,054
Nexus AG	602,505	20,154
Rational AG	36,605	22,964
Rheinmetall AG	302,400	39,677
SAP SE	1,507,211	167,460
Scout24 AG (c)	458,900	23,796
Wirecard AG	221,900	30,307

TOTAL GERMANY		815,632

Hong Kong - 1.5%
AIA Group Ltd.	11,175,600	99,879
Techtronic Industries Co. Ltd.	10,247,000	60,029

TOTAL HONG KONG		159,908

India - 3.7%
Avenue Supermarts Ltd. (b)(c)	595,148	13,270
Bandhan Bank Ltd. (c)	444,600	3,416
Bharti Infratel Ltd.	3,348,609	15,760
HDFC Bank Ltd.	1,783,391	53,751
HDFC Bank Ltd. sponsored ADR	696,184	66,701
Housing Development Finance Corp. Ltd.	4,738,215	134,058
Kajaria Ceramics Ltd.	2,444,763	20,017
Kotak Mahindra Bank Ltd. (b)	1,211,049	22,022
Petronet LNG Ltd.	6,098,248	20,763
PNB Housing Finance Ltd. (c)	838,105	17,591
PVR Ltd. (b)	442,801	9,576
Sunteck Realty Ltd. (b)	3,638,783	23,470

TOTAL INDIA		400,395

Indonesia - 0.4%
PT Bank Central Asia Tbk	6,980,000	11,037
PT Bank Rakyat Indonesia Tbk	157,115,200	36,226

TOTAL INDONESIA		47,263

Ireland - 3.7%
Cairn Homes PLC (b)	20,159,470	43,723
CRH PLC	2,180,712	77,440
Dalata Hotel Group PLC (b)	3,827,700	30,507
DCC PLC (United Kingdom)	353,400	34,057
Glenveagh Properties PLC (c)	13,703,776	18,303
Green REIT PLC	9,492,200	17,401
James Hardie Industries PLC CDI	2,420,296	42,741
Kerry Group PLC Class A	561,500	57,297
Ryanair Holdings PLC sponsored ADR (b)	342,366	37,650
United Drug PLC (United Kingdom)	3,798,200	47,845

TOTAL IRELAND		406,964

Israel - 0.6%
Frutarom Industries Ltd.	694,000	66,624
Italy - 1.2%
Intesa Sanpaolo SpA	24,317,500	92,503
Prada SpA	7,015,800	35,598

TOTAL ITALY		128,101

Japan - 15.6%
AEON Financial Service Co. Ltd.	1,577,400	37,025
Daito Trust Construction Co. Ltd.	164,500	27,469
Hoya Corp.	1,580,200	84,734
Keyence Corp.	138,020	84,552
Komatsu Ltd.	1,514,600	51,631
Minebea Mitsumi, Inc.	3,071,200	61,722
Misumi Group, Inc.	1,135,000	31,459
Mitsubishi UFJ Financial Group, Inc.	13,190,300	88,393
Monex Group, Inc. (a)	4,390,349	25,060
Morinaga & Co. Ltd.	576,300	28,098
Nidec Corp.	347,200	54,437
Nintendo Co. Ltd.	105,200	44,203
Nitori Holdings Co. Ltd.	491,400	83,069
ORIX Corp.	8,418,200	148,158
Panasonic Corp.	6,196,200	91,748
Recruit Holdings Co. Ltd.	948,400	21,923
Relo Group, Inc.	2,584,400	58,298
Renesas Electronics Corp. (a)(b)	5,075,700	53,301
SMC Corp.	226,600	86,478
SMS Co., Ltd.	813,800	30,893
SoftBank Corp.	817,600	62,472
Sony Corp.	2,396,700	111,941
Start Today Co. Ltd.	1,761,000	50,903
Sundrug Co. Ltd.	838,200	43,167
Taiheiyo Cement Corp.	1,345,000	50,997
Tateru, Inc. (a)	1,173,700	19,991
Tsuruha Holdings, Inc.	469,600	67,571
VT Holdings Co. Ltd.	3,859,500	17,617
Welcia Holdings Co. Ltd.	1,669,400	85,974

TOTAL JAPAN		1,703,284

Korea (South) - 0.3%
Hyundai Fire & Marine Insurance Co. Ltd.	331,774	11,850
KB Financial Group, Inc.	437,375	24,783

TOTAL KOREA (SOUTH)		36,633

Netherlands - 5.2%
ASML Holding NV (Netherlands)	468,600	89,126
Basic-Fit NV (b)(c)	577,200	17,391
IMCD Group BV	926,545	57,120
ING Groep NV (Certificaten Van Aandelen)	4,812,900	81,100
Instone Real Estate Group BV (b)(c)	1,011,300	24,232
Koninklijke Philips Electronics NV	2,573,226	108,915
NIBC Holding NV (b)(c)	3,004,124	29,947
Philips Lighting NV (c)	195,000	5,944
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,511,232	143,965
Van Lanschot NV (Bearer)	222,900	6,891

TOTAL NETHERLANDS		564,631

New Zealand - 1.1%
EBOS Group Ltd.	3,144,406	39,337
Fisher & Paykel Healthcare Corp.	3,635,018	32,609
Ryman Healthcare Group Ltd.	6,157,798	45,926

TOTAL NEW ZEALAND		117,872

Norway - 2.1%
Statoil ASA	8,895,913	227,493
Philippines - 0.3%
SM Investments Corp.	1,901,955	34,446
South Africa - 1.6%
Clicks Group Ltd.	2,101,458	35,928
FirstRand Ltd.	5,177,700	27,729
Naspers Ltd. Class N	222,400	54,181
PSG Group Ltd.	1,687,000	30,353
Remgro Ltd.	1,457,600	26,242

TOTAL SOUTH AFRICA		174,433

Spain - 4.3%
Aedas Homes SAU (c)	405,465	14,444
Amadeus IT Holding SA Class A	791,500	58,018
CaixaBank SA	31,380,333	152,599
Grifols SA ADR	2,895,358	58,834
Masmovil Ibercom SA (b)	483,879	69,886
Neinor Homes SLU (b)(c)	737,500	14,303
Prosegur Cash SA (c)	19,504,100	56,999
Zardoya Otis SA	4,123,773	42,179

TOTAL SPAIN		467,262

Sweden - 2.5%
ASSA ABLOY AB (B Shares) (a)	3,327,600	69,998
Essity AB Class B (a)	2,674,100	68,100
HEXPOL AB (B Shares) (a)	1,866,400	19,396
Indutrade AB	1,700,600	40,278
Saab AB (B Shares) (a)	764,400	31,382
Svenska Cellulosa AB (SCA) (B Shares)	3,967,200	44,091

TOTAL SWEDEN		273,245

Switzerland - 6.4%
Credit Suisse Group AG	6,506,687	109,743
Forbo Holding AG (Reg.)	20,060	28,177
Julius Baer Group Ltd.	836,630	49,653
Kaba Holding AG (B Shares) (Reg.)	41,260	32,059
Lonza Group AG	260,791	64,264
Partners Group Holding AG	75,626	55,441
Roche Holding AG (participation certificate)	683,328	151,827
Schindler Holding AG (participation certificate)	164,075	34,040
Swatch Group AG (Bearer)	238,640	115,226
UBS Group AG	3,586,740	60,696

TOTAL SWITZERLAND		701,126

Taiwan - 0.3%
United Microelectronics Corp.	62,100,000	33,429
United Kingdom - 11.5%
Anglo American PLC (United Kingdom)	1,379,900	32,474
Antofagasta PLC	2,486,800	33,291
AstraZeneca PLC (United Kingdom)	2,182,762	152,799
Barclays PLC	58,904	168
BCA Marketplace PLC	7,736,200	20,300
BHP Billiton PLC	3,424,439	73,017
British American Tobacco PLC:
(United Kingdom)	1,445,432	79,278
sponsored ADR	421,600	23,028
Bunzl PLC	2,012,418	58,485
Clipper Logistics PLC	2,271,300	14,102
CMC Markets PLC (c)	206,570	539
Compass Group PLC	2,344,943	50,361
Conviviality PLC (d)	5,464,968	3,807
Countryside Properties PLC (c)	53,784	266
Cranswick PLC	1,364,288	54,731
Dechra Pharmaceuticals PLC	239,376	9,036
Hastings Group Holdings PLC (c)	2,038,137	7,744
Indivior PLC (b)	3,936,900	24,558
JTC PLC (b)(c)	3,870,300	16,331
LivaNova PLC (b)	693,902	61,605
London Stock Exchange Group PLC	914,236	54,121
Melrose Industries PLC	23,361,453	73,329
Micro Focus International PLC	3,060,205	52,768
NCC Group Ltd.	9,120,600	24,686
Reckitt Benckiser Group PLC	422,519	33,146
Rex Bionics PLC (b)(d)(e)	1,292,931	31
Rio Tinto PLC	918,990	50,090
Senior Engineering Group PLC	7,108,200	28,907
St. James's Place Capital PLC	2,337,909	36,579
Standard Chartered PLC (United Kingdom)	8,953,861	94,546
The Weir Group PLC	1,804,000	53,049
Zpg PLC	8,356,009	41,298

TOTAL UNITED KINGDOM		1,258,470

TOTAL COMMON STOCKS
(Cost $8,032,417)		10,040,579

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(f)	5,958,244	33,301
Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Itausa-Investimentos Itau SA (PN)	16,504,700	64,121
TOTAL PREFERRED STOCKS
(Cost $76,821)		97,422
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.48% to 1.79% 5/10/18 to 7/19/18(g)
(Cost $10,765)	10,790	10,765
	Shares	Value (000s)

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 1.74% (h)	664,231,102	664,364
Fidelity Securities Lending Cash Central Fund 1.74% (h)(i)	170,618,463	170,636
TOTAL MONEY MARKET FUNDS
(Cost $835,000)		835,000
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $8,955,003)		10,983,766
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(78,311)
NET ASSETS - 100%		$10,905,455

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	2,383	June 2018	$386,376	$8,626	$8,626

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $380,294,000 or 3.5% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,301,000 or 0.3% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,353,000.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,770
Fidelity Securities Lending Cash Central Fund	1,662
Total	$4,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*,**	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rex Bionics PLC	$30	$--	$0	$--	$(13)	$14	$31
Total	$30	$--	$0	$--	$(13)	$14	$31

 * Values shown as $0 may reflect amounts less than $500.

 ** Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,275,975	$718,596	$524,078	$33,301
Consumer Staples	956,304	537,210	415,287	3,807
Energy	658,560	139,733	518,827	--
Financials	2,456,802	1,223,602	1,233,200	--
Health Care	1,078,810	618,309	460,470	31
Industrials	1,503,716	1,116,290	387,426	--
Information Technology	1,048,235	730,317	317,918	--
Materials	769,161	496,416	272,745	--
Real Estate	217,278	180,138	37,140	--
Telecommunication Services	148,118	69,886	78,232	--
Utilities	25,042	--	25,042	--
Government Obligations	10,765	--	10,765	--
Money Market Funds	835,000	835,000	--	--
Total Investments in Securities:	$10,983,766	$6,665,497	$4,281,130	$37,139
Derivative Instruments:
Assets
Futures Contracts	$8,626	$8,626	$--	$--
Total Assets	$8,626	$8,626	$--	$--
Total Derivative Instruments:	$8,626	$8,626	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$1,245,829
Level 2 to Level 1	$1,276,764

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$8,626	$0
Total Equity Risk	8,626	0
Total Value of Derivatives	$8,626	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $161,920) — See accompanying schedule: Unaffiliated issuers (cost $8,116,075)	$10,148,735
Fidelity Central Funds (cost $835,000)	835,000
Other affiliated issuers (cost $3,928)	31
Total Investment in Securities (cost $8,955,003)		$10,983,766
Foreign currency held at value (cost $4,142)		4,139
Receivable for investments sold		59,253
Receivable for fund shares sold		6,177
Dividends receivable		45,857
Distributions receivable from Fidelity Central Funds		1,344
Prepaid expenses		5
Other receivables		4,900
Total assets		11,105,441
Liabilities
Payable for investments purchased	$10,074
Payable for fund shares redeemed	8,876
Accrued management fee	6,488
Distribution and service plan fees payable	85
Payable for daily variation margin on futures contracts	1,526
Other affiliated payables	1,377
Other payables and accrued expenses	916
Collateral on securities loaned	170,644
Total liabilities		199,986
Net Assets		$10,905,455
Net Assets consist of:
Paid in capital		$8,492,109
Undistributed net investment income		49,889
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		327,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,035,690
Net Assets		$10,905,455
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($234,013 ÷ 5,187.7 shares)		$45.11
Maximum offering price per share (100/94.25 of $45.11)		$47.86
Class M:
Net Asset Value and redemption price per share ($34,441 ÷ 768.0 shares)		$44.85
Maximum offering price per share (100/96.50 of $44.85)		$46.48
Class C:
Net Asset Value and offering price per share ($26,394 ÷ 592.8 shares)(a)		$44.52
International Discovery:
Net Asset Value, offering price and redemption price per share ($7,418,045 ÷ 163,378.1 shares)		$45.40
Class K:
Net Asset Value, offering price and redemption price per share ($2,422,704 ÷ 53,487.8 shares)		$45.29
Class I:
Net Asset Value, offering price and redemption price per share ($644,863 ÷ 14,238.4 shares)		$45.29
Class Z:
Net Asset Value, offering price and redemption price per share ($124,995 ÷ 2,761.6 shares)		$45.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$112,360
Interest		39
Income from Fidelity Central Funds		4,432
Income before foreign taxes withheld		116,831
Less foreign taxes withheld		(11,116)
Total income		105,715
Expenses
Management fee
Basic fee	$36,336
Performance adjustment	3,816
Transfer agent fees	7,339
Distribution and service plan fees	532
Accounting and security lending fees	916
Custodian fees and expenses	815
Independent trustees' fees and expenses	22
Registration fees	154
Audit	48
Legal	20
Miscellaneous	34
Total expenses before reductions	50,032
Expense reductions	(1,924)	48,108
Net investment income (loss)		57,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	353,971
Fidelity Central Funds	10
Other affiliated issuers	(13)
Foreign currency transactions	(761)
Futures contracts	12,352
Total net realized gain (loss)		365,559
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(245,049)
Fidelity Central Funds	8
Other affiliated issuers	14
Assets and liabilities in foreign currencies	98
Futures contracts	(8,214)
Total change in net unrealized appreciation (depreciation)		(253,143)
Net gain (loss)		112,416
Net increase (decrease) in net assets resulting from operations		$170,023

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,607	$118,923
Net realized gain (loss)	365,559	1,030,476
Change in net unrealized appreciation (depreciation)	(253,143)	1,102,421
Net increase (decrease) in net assets resulting from operations	170,023	2,251,820
Distributions to shareholders from net investment income	(116,164)	(150,174)
Distributions to shareholders from net realized gain	(419,777)	(11,939)
Total distributions	(535,941)	(162,113)
Share transactions - net increase (decrease)	622,111	(822,002)
Redemption fees	–	9
Total increase (decrease) in net assets	256,193	1,267,714
Net Assets
Beginning of period	10,649,262	9,381,548
End of period	$10,905,455	$10,649,262
Other Information
Undistributed net investment income end of period	$49,889	$108,446

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.66	$37.60	$39.78	$38.70	$39.49	$31.66
Income from Investment Operations
Net investment income (loss)A	.16	.36	.47B	.40C	.53D	.34
Net realized and unrealized gain (loss)	.46	9.22	(2.38)	.79	(.67)	7.97
Total from investment operations	.62	9.58	(1.91)	1.19	(.14)	8.31
Distributions from net investment income	(.34)	(.47)	(.27)	(.11)	(.33)	(.45)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.17)	(.52)	(.27)E	(.11)	(.65)F	(.48)
Redemption fees added to paid in capitalA	–	–G	–G	–G	–G	–G
Net asset value, end of period	$45.11	$46.66	$37.60	$39.78	$38.70	$39.49
Total ReturnH,I,J	1.40%	25.87%	(4.83)%	3.09%	(.36)%	26.59%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.26%M	1.29%	1.35%	1.33%	1.28%	1.35%
Expenses net of fee waivers, if any	1.26%M	1.29%	1.35%	1.33%	1.28%	1.35%
Expenses net of all reductions	1.23%M	1.27%	1.34%	1.32%	1.28%	1.33%
Net investment income (loss)	.70%M	.88%	1.26%B	1.00%C	1.35%D	.97%
Supplemental Data
Net assets, end of period (in millions)	$234	$248	$236	$283	$297	$347
Portfolio turnover rateN	49%M,O	42%	50%O	60%O	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.35	$37.34	$39.51	$38.43	$39.23	$31.42
Income from Investment Operations
Net investment income (loss)A	.11	.26	.38B	.30C	.44D	.26
Net realized and unrealized gain (loss)	.46	9.17	(2.37)	.80	(.68)	7.92
Total from investment operations	.57	9.43	(1.99)	1.10	(.24)	8.18
Distributions from net investment income	(.24)	(.37)	(.17)	(.02)	(.25)	(.34)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.07)	(.42)	(.18)	(.02)	(.56)	(.37)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$44.85	$46.35	$37.34	$39.51	$38.43	$39.23
Total ReturnF,G,H	1.30%	25.57%	(5.07)%	2.86%	(.60)%	26.31%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.50%K	1.53%	1.58%	1.57%	1.51%	1.59%
Expenses net of fee waivers, if any	1.50%K	1.52%	1.58%	1.57%	1.51%	1.59%
Expenses net of all reductions	1.47%K	1.51%	1.57%	1.56%	1.51%	1.57%
Net investment income (loss)	.46%K	.64%	1.02%B	.76%C	1.11%D	.73%
Supplemental Data
Net assets, end of period (in millions)	$34	$35	$35	$43	$49	$53
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$45.94	$36.96	$39.14	$38.25	$39.07	$31.32
Income from Investment Operations
Net investment income (loss)A	(.02)	.04	.19B	.10C	.23D	.08
Net realized and unrealized gain (loss)	.45	9.12	(2.37)	.79	(.66)	7.90
Total from investment operations	.43	9.16	(2.18)	.89	(.43)	7.98
Distributions from net investment income	(.02)	(.13)	–	–	(.08)	(.20)
Distributions from net realized gain	(1.83)	(.05)	–	–	(.31)	(.03)
Total distributions	(1.85)	(.18)	–	–	(.39)	(.23)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$44.52	$45.94	$36.96	$39.14	$38.25	$39.07
Total ReturnF,G,H	.99%	24.93%	(5.57)%	2.33%	(1.10)%	25.65%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.04%K	2.05%	2.10%	2.09%	2.03%	2.10%
Expenses net of fee waivers, if any	2.04%K	2.05%	2.10%	2.09%	2.03%	2.09%
Expenses net of all reductions	2.01%K	2.04%	2.09%	2.08%	2.02%	2.07%
Net investment income (loss)	(.08)%K	.11%	.50%B	.24%C	.60%D	.23%
Supplemental Data
Net assets, end of period (in millions)	$26	$28	$26	$32	$35	$36
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$47.04	$37.91	$40.12	$39.03	$39.82	$31.91
Income from Investment Operations
Net investment income (loss)A	.24	.50	.61B	.54C	.67D	.47
Net realized and unrealized gain (loss)	.45	9.29	(2.41)	.81	(.68)	8.02
Total from investment operations	.69	9.79	(1.80)	1.35	(.01)	8.49
Distributions from net investment income	(.50)	(.61)	(.41)	(.26)	(.47)	(.55)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.33)	(.66)	(.41)E	(.26)	(.78)	(.58)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.40	$47.04	$37.91	$40.12	$39.03	$39.82
Total ReturnG,H	1.56%	26.33%	(4.53)%	3.47%	(.01)%	27.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.93%K	.94%	1.00%	.99%	.93%	1.00%
Expenses net of fee waivers, if any	.93%K	.94%	1.00%	.99%	.93%	1.00%
Expenses net of all reductions	.89%K	.92%	.99%	.98%	.93%	.98%
Net investment income (loss)	1.04%K	1.22%	1.61%B	1.34%C	1.69%D	1.32%
Supplemental Data
Net assets, end of period (in millions)	$7,418	$7,351	$6,421	$7,209	$7,464	$7,800
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.96	$37.86	$40.06	$38.97	$39.76	$31.87
Income from Investment Operations
Net investment income (loss)A	.27	.55	.66B	.59C	.72D	.52
Net realized and unrealized gain (loss)	.45	9.26	(2.39)	.81	(.67)	8.01
Total from investment operations	.72	9.81	(1.73)	1.40	.05	8.53
Distributions from net investment income	(.55)	(.66)	(.46)	(.31)	(.53)	(.61)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.39)E	(.71)	(.47)	(.31)	(.84)	(.64)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.29	$46.96	$37.86	$40.06	$38.97	$39.76
Total ReturnG,H	1.61%	26.47%	(4.38)%	3.61%	.13%	27.23%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.82%	.86%	.86%	.80%	.85%
Expenses net of fee waivers, if any	.82%K	.82%	.86%	.86%	.80%	.85%
Expenses net of all reductions	.78%K	.80%	.85%	.85%	.79%	.83%
Net investment income (loss)	1.15%K	1.35%	1.74%B	1.47%C	1.83%D	1.47%
Supplemental Data
Net assets, end of period (in millions)	$2,423	$2,228	$1,880	$2,308	$2,464	$2,576
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $2.39 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $1.832 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.92	$37.82	$40.03	$38.96	$39.76	$31.87
Income from Investment Operations
Net investment income (loss)A	.23	.49	.61B	.53C	.67D	.47
Net realized and unrealized gain (loss)	.46	9.27	(2.40)	.80	(.68)	8.01
Total from investment operations	.69	9.76	(1.79)	1.33	(.01)	8.48
Distributions from net investment income	(.49)	(.61)	(.42)	(.26)	(.48)	(.56)
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	(.03)
Total distributions	(2.32)	(.66)	(.42)E	(.26)	(.79)	(.59)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.29	$46.92	$37.82	$40.03	$38.96	$39.76
Total ReturnG,H	1.56%	26.29%	(4.52)%	3.44%	(.01)%	27.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.95%K	.96%	1.00%	1.00%	.93%	1.00%
Expenses net of fee waivers, if any	.95%K	.96%	1.00%	.99%	.93%	1.00%
Expenses net of all reductions	.92%K	.94%	.99%	.98%	.93%	.97%
Net investment income (loss)	1.01%K	1.21%	1.60%B	1.33%C	1.69%D	1.33%
Supplemental Data
Net assets, end of period (in millions)	$645	$658	$745	$1,061	$650	$476
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$46.92	$37.84	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.26	.56	.66C	.59D	.72E	.07
Net realized and unrealized gain (loss)	.47	9.24	(2.38)	.80	(.68)	2.48
Total from investment operations	.73	9.80	(1.72)	1.39	.04	2.55
Distributions from net investment income	(.56)	(.67)	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(1.83)	(.05)	(.01)	–	(.31)	–
Total distributions	(2.39)	(.72)	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB	–	–F	–F	–F	–F	–F
Net asset value, end of period	$45.26	$46.92	$37.84	$40.03	$38.96	$39.77
Total ReturnG,H	1.64%	26.44%	(4.36)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.82%	.86%	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.82%K	.82%	.86%	.86%	.80%	.85%K
Expenses net of all reductions	.78%K	.80%	.85%	.85%	.79%	.83%K
Net investment income (loss)	1.15%K	1.35%	1.74%C	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (in millions)	$125	$101	$38	$30	$35	$–
Portfolio turnover rateL	49%K,M	42%	50%M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,282,333
Gross unrealized depreciation	(277,823)
Net unrealized appreciation (depreciation)	$2,004,510
Tax cost	$8,987,882

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,572,165 and $2,693,181, respectively.

Redemptions In-Kind. During the period, 760 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $34,857. The net realized gain of $9,586 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$304	$8
Class M	.25%	.25%	88	1
Class C	.75%	.25%	140	12
			$532	$21

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	2
Class C(a)	2
$30

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$297.24
Class M	41.23
Class C	38.27
International Discovery	5,806.15
Class K	533.05
Class I	599.18
Class Z	25.05
	$7,339

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,662, including less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,870 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $54.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$1,762	$2,894
Class M	180	333
Class C	13	92
International Discovery	79,321	102,284
Class K	26,857	32,411
Class I	6,835	11,493
Class Z	1,196	667
Total	$116,164	$150,174
From net realized gain
Class A	$9,495	$302
Class M	1,377	44
Class C	1,119	33
International Discovery	289,470	8,190
Class K	88,812	2,392
Class I	25,555	929
Class Z	3,949	49
Total	$419,777	$11,939

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	399	712	$18,387	$29,106
Reinvestment of distributions	252	87	11,177	3,152
Shares redeemed	(769)	(1,774)	(35,245)	(71,253)
Net increase (decrease)	(118)	(975)	$(5,681)	$(38,995)
Class M
Shares sold	62	80	$2,857	$3,246
Reinvestment of distributions	35	10	1,549	365
Shares redeemed	(81)	(274)	(3,729)	(10,830)
Net increase (decrease)	16	(184)	$677	$(7,219)
Class C
Shares sold	38	83	$1,702	$3,499
Reinvestment of distributions	25	3	1,083	116
Shares redeemed	(88)	(174)	(3,994)	(6,878)
Net increase (decrease)	(25)	(88)	$(1,209)	$(3,263)
International Discovery
Shares sold	9,874	19,989	$457,393	$812,564
Reinvestment of distributions	7,869	2,884	351,491	105,223
Shares redeemed	(10,645)	(35,967)	(491,376)	(1,442,640)
Net increase (decrease)	7,098	(13,094)	$317,508	$(524,853)
Class K
Shares sold	9,665	10,877	$445,759	$448,875
Reinvestment of distributions	2,597	957	115,669	34,802
Shares redeemed	(6,230)(a)	(14,039)	(287,754)(a)	(560,342)
Net increase (decrease)	6,032	(2,205)	$273,674	$(76,665)
Class I
Shares sold	1,311	3,202	$60,349	$130,302
Reinvestment of distributions	224	82	9,992	2,985
Shares redeemed	(1,328)	(8,961)	(60,918)	(349,072)
Net increase (decrease)	207	(5,677)	$9,423	$(215,785)
Class Z
Shares sold	763	1,483	$35,035	$58,502
Reinvestment of distributions	67	20	2,993	716
Shares redeemed	(223)	(351)	(10,309)	(14,440)
Net increase (decrease)	607	1,152	$27,719	$44,778

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.26%
Actual		$1,000.00	$1,014.00	$6.29
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.50%
Actual		$1,000.00	$1,013.00	$7.49
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	2.04%
Actual		$1,000.00	$1,009.90	$10.17
Hypothetical-C		$1,000.00	$1,014.68	$10.19
International Discovery	.93%
Actual		$1,000.00	$1,015.60	$4.65
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class K	.82%
Actual		$1,000.00	$1,016.10	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class I	.95%
Actual		$1,000.00	$1,015.60	$4.75
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class Z	.82%
Actual		$1,000.00	$1,016.40	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund

Fidelity® International Capital Appreciation Fund

Fidelity® Overseas Fund

Fidelity® Worldwide Fund

Semi-Annual Report

April 30, 2018

Contents

Fidelity® Diversified International Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Diversified International Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	17.1%
United Kingdom	15.0%
United States of America*	9.3%
France	7.6%
Germany	7.4%
Netherlands	5.4%
India	4.2%
Switzerland	4.1%
Canada	3.4%
Other	26.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.3
Short-Term Investments and Net Other Assets (Liabilities)	3.7

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Prudential PLC (United Kingdom, Insurance)	1.6
ORIX Corp. (Japan, Diversified Financial Services)	1.6
British American Tobacco PLC sponsored ADR (United Kingdom, Tobacco)	1.4
Keyence Corp. (Japan, Electronic Equipment & Components)	1.4
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.4
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.2
Wolseley PLC (Bailiwick of Jersey, Trading Companies & Distributors)	1.2
SAP SE (Germany, Software)	1.2
HDFC Bank Ltd. (India, Banks)	1.1
13.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	25.9
Industrials	15.8
Information Technology	11.8
Consumer Staples	10.8
Consumer Discretionary	10.7
Health Care	9.8
Materials	5.5
Energy	4.7
Telecommunication Services	1.0
Utilities	0.2

Fidelity® Diversified International Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 1.0%
Amcor Ltd.	4,821,629	$49,686,764
Bapcor Ltd.	758,759	3,347,635
CSL Ltd.	493,899	63,263,054
Link Administration Holdings Ltd.	1,147,262	7,138,659
Magellan Financial Group Ltd.	2,777,540	48,524,932
Technology One Ltd.	527,524	1,959,473

TOTAL AUSTRALIA		173,920,517

Austria - 0.1%
Andritz AG	366,300	19,710,843
Bailiwick of Jersey - 2.4%
Glencore Xstrata PLC	16,288,761	78,643,554
Shire PLC	1,937,787	103,187,022
Wolseley PLC	2,712,825	208,398,838
WPP PLC	1,108,809	19,027,306

TOTAL BAILIWICK OF JERSEY		409,256,720

Belgium - 1.2%
KBC Groep NV	1,993,688	174,308,621
Umicore SA	478,648	26,738,989

TOTAL BELGIUM		201,047,610

Bermuda - 1.2%
Credicorp Ltd. (United States)	334,900	77,860,901
Hiscox Ltd.	3,462,400	70,975,956
IHS Markit Ltd. (a)	1,084,000	53,256,920

TOTAL BERMUDA		202,093,777

Canada - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,842,181	166,111,973
CCL Industries, Inc. Class B	347,400	16,851,180
Cenovus Energy, Inc.	9,098,300	91,128,267
Constellation Software, Inc.	53,024	37,895,878
Fairfax India Holdings Corp. (a)	4,410,200	77,178,500
PrairieSky Royalty Ltd. (b)	721,298	15,993,889
Suncor Energy, Inc.	4,814,200	184,101,577

TOTAL CANADA		589,261,264

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	481,100	85,895,594
ENN Energy Holdings Ltd.	2,995,000	28,007,837
JD.com, Inc. sponsored ADR (a)	1,251,092	45,677,369
NetEase, Inc. ADR	145,900	37,506,513
Zai Lab Ltd. ADR	556,327	10,386,625

TOTAL CAYMAN ISLANDS		207,473,938

China - 0.7%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,389,310	8,414,887
Kweichow Moutai Co. Ltd. (A Shares)	484,010	50,399,489
Shanghai International Airport Co. Ltd. (A Shares)	5,833,200	45,814,792
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	4,621,300	20,905,647

TOTAL CHINA		125,534,815

Curacao - 0.3%
Schlumberger Ltd.	748,800	51,337,728
Denmark - 0.3%
NNIT A/S (c)	356,425	9,901,818
Novozymes A/S Series B	860,800	40,468,682
SimCorp A/S	25,785	1,877,340

TOTAL DENMARK		52,247,840

Finland - 0.4%
Sampo Oyj (A Shares)	1,309,900	70,787,127
France - 7.6%
Aeroports de Paris	235,600	51,894,726
Amundi SA (c)	1,735,613	147,720,883
BNP Paribas SA	2,286,500	176,660,130
Capgemini SA	510,700	70,306,231
Compagnie de St. Gobain	1,601,800	84,133,844
Eiffage SA	304,000	36,233,797
Elis SA	1,911,900	45,760,623
Iliad SA	82,686	16,570,375
Kering SA (b)	135,100	78,245,186
LVMH Moet Hennessy - Louis Vuitton SA (b)	456,221	158,770,450
Maisons du Monde SA (c)	781,800	31,797,345
Sanofi SA (b)	2,008,821	158,822,056
Societe Generale Series A	1,742,200	95,348,493
SR Teleperformance SA	170,600	27,379,601
Thales SA	203,500	25,803,393
VINCI SA (b)	1,242,900	124,269,742

TOTAL FRANCE		1,329,716,875

Germany - 6.7%
adidas AG	570,517	140,478,196
Aumann AG (c)	311,300	18,833,887
Axel Springer Verlag AG	734,700	60,198,129
Bayer AG	1,418,662	169,557,930
Brenntag AG	139,700	8,016,706
Deutsche Borse AG	315,800	42,471,656
Deutsche Post AG	2,333,932	101,303,035
Fresenius SE & Co. KGaA	1,573,800	120,378,993
Hannover Reuck SE	374,600	52,745,988
Linde AG	451,900	100,438,743
Morphosys AG sponsored ADR	714,900	18,716,082
Rational AG	29,539	18,531,239
SAP SE	1,844,444	204,928,207
Scout24 AG (c)	716,300	37,143,267
Symrise AG	815,600	66,088,035

TOTAL GERMANY		1,159,830,093

Hong Kong - 1.6%
AIA Group Ltd.	23,996,000	214,457,053
Techtronic Industries Co. Ltd.	10,345,000	60,602,994

TOTAL HONG KONG		275,060,047

Hungary - 0.0%
OTP Bank PLC	209,900	9,170,420
India - 4.2%
Adani Ports & Special Economic Zone Ltd.	5,899,236	36,086,139
Axis Bank Ltd.	5,377,605	41,689,657
Future Retail Ltd.	623,777	5,636,203
Godrej Consumer Products Ltd.	832,727	13,954,171
HDFC Bank Ltd.	6,420,497	193,512,573
Housing Development Finance Corp. Ltd.	6,630,847	187,606,708
ICICI Bank Ltd.	9,472,506	40,482,586
Kajaria Ceramics Ltd.	1,306,007	10,693,327
Kotak Mahindra Bank Ltd. (a)	2,387,505	43,414,139
LIC Housing Finance Ltd.	3,114,373	25,498,183
Motherson Sumi Systems Ltd.	1,881,915	9,970,933
PC Jeweller Ltd.	927,631	2,008,313
Reliance Industries Ltd.	8,261,612	119,284,455

TOTAL INDIA		729,837,387

Indonesia - 0.9%
PT Bank Central Asia Tbk	44,925,500	71,039,922
PT Bank Rakyat Indonesia Tbk	358,339,600	82,621,817

TOTAL INDONESIA		153,661,739

Ireland - 3.3%
Allergan PLC	211,600	32,512,340
CRH PLC	2,322,800	82,438,695
DCC PLC (United Kingdom)	659,189	63,525,385
Kerry Group PLC Class A	887,000	90,511,432
Kingspan Group PLC (Ireland)	1,669,300	75,594,251
Paddy Power Betfair PLC (Ireland)	554,700	54,894,676
Ryanair Holdings PLC sponsored ADR (a)	1,563,399	171,926,988

TOTAL IRELAND		571,403,767

Israel - 0.6%
Check Point Software Technologies Ltd. (a)	840,000	81,068,400
Frutarom Industries Ltd.	134,449	12,907,134
SodaStream International Ltd. (a)	186,660	17,637,503

TOTAL ISRAEL		111,613,037

Italy - 1.0%
Buzzi Unicem SpA	256,200	6,484,754
Intesa Sanpaolo SpA	34,394,200	130,834,076
Prada SpA	9,035,500	45,845,273

TOTAL ITALY		183,164,103

Japan - 17.1%
Bandai Namco Holdings, Inc.	312,400	10,616,228
Bridgestone Corp.	2,224,600	93,383,547
Daikin Industries Ltd.	966,700	113,232,652
East Japan Railway Co.	484,900	46,529,464
GMO Internet, Inc.	253,600	4,674,387
Hoya Corp.	3,371,100	180,766,449
Itochu Corp.	1,564,400	31,396,758
Kao Corp.	1,066,400	76,624,332
Keyence Corp.	397,720	243,645,338
Minebea Mitsumi, Inc.	6,453,100	129,687,712
Misumi Group, Inc.	1,921,700	53,263,364
Mitsubishi UFJ Financial Group, Inc.	24,726,300	165,699,427
Morinaga & Co. Ltd.	1,112,700	54,250,741
Nabtesco Corp.	678,900	24,561,375
Nidec Corp.	566,000	88,741,676
Nintendo Co. Ltd.	41,500	17,437,326
Nissan Chemical Industries Co. Ltd.	121,500	5,418,153
Nitori Holdings Co. Ltd.	841,700	142,285,181
Olympus Corp.	1,609,200	60,131,559
ORIX Corp.	15,434,200	271,637,402
Outsourcing, Inc.	1,570,400	26,489,367
PALTAC Corp.	637,800	31,971,679
Panasonic Corp.	3,601,600	53,329,432
Recruit Holdings Co. Ltd.	5,450,800	125,998,643
Renesas Electronics Corp. (a)(b)	8,742,300	91,805,346
Seria Co. Ltd.	394,900	19,362,093
Shin-Etsu Chemical Co. Ltd.	515,800	51,924,433
Shiseido Co. Ltd.	274,300	17,845,057
SMC Corp.	212,500	81,096,780
SoftBank Corp.	1,520,100	116,148,880
Sohgo Security Services Co., Ltd.	403,200	19,953,458
Sony Corp.	2,374,200	110,889,664
Start Today Co. Ltd.	1,235,400	35,710,428
Subaru Corp.	1,350,200	45,438,948
Sundrug Co. Ltd.	630,900	32,491,465
Tsubaki Nakashima Co. Ltd.	601,600	14,231,043
Tsuruha Holdings, Inc.	1,223,400	176,034,413
Welcia Holdings Co. Ltd.	1,985,800	102,269,063

TOTAL JAPAN		2,966,973,263

Korea (South) - 0.3%
LG Chemical Ltd.	147,738	49,663,310
Liberia - 0.1%
Royal Caribbean Cruises Ltd.	86,500	9,358,435
Luxembourg - 1.0%
B&M European Value Retail S.A.	27,227,388	151,922,430
Eurofins Scientific SA	2,838	1,534,686
Samsonite International SA	3,760,200	16,961,113

TOTAL LUXEMBOURG		170,418,229

Netherlands - 5.4%
ASML Holding NV	757,000	142,656,650
ING Groep NV (Certificaten Van Aandelen)	7,083,100	119,353,931
Koninklijke Philips Electronics NV (d)	2,525,900	106,911,824
LyondellBasell Industries NV Class A	815,600	86,233,388
Philips Lighting NV (c)	534,800	16,300,610
RELX NV	5,237,910	111,420,162
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,892,957	223,177,730
Wolters Kluwer NV	1,939,900	105,019,800
Yandex NV Series A (a)	878,400	29,303,424

TOTAL NETHERLANDS		940,377,519

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	4,972,797	37,087,916
Norway - 1.6%
Schibsted ASA (A Shares)	1,290,100	37,727,018
Statoil ASA	9,486,900	242,605,734

TOTAL NORWAY		280,332,752

South Africa - 0.8%
Capitec Bank Holdings Ltd.	165,800	11,803,968
Naspers Ltd. Class N	523,179	127,456,639

TOTAL SOUTH AFRICA		139,260,607

Spain - 2.3%
Aedas Homes SAU (c)	479,525	17,082,695
Amadeus IT Holding SA Class A	2,075,900	152,166,210
CaixaBank SA	24,610,800	119,679,223
Masmovil Ibercom SA (a)	252,704	36,497,776
Neinor Homes SLU (a)(c)	941,400	18,257,564
Prosegur Cash SA (c)	19,390,474	56,666,566

TOTAL SPAIN		400,350,034

Sweden - 2.3%
Alfa Laval AB	887,100	22,054,287
ASSA ABLOY AB (B Shares) (b)	4,647,400	97,760,111
Coor Service Management Holding AB	4,332,800	30,133,387
Essity AB Class B	2,764,200	70,394,112
HEXPOL AB (B Shares)	2,907,700	30,217,115
Indutrade AB	662,000	15,679,375
Nordea Bank AB	13,563,600	138,445,018

TOTAL SWEDEN		404,683,405

Switzerland - 4.1%
Credit Suisse Group AG	7,488,621	126,304,896
Julius Baer Group Ltd.	1,122,840	66,638,726
Lonza Group AG	234,910	57,885,996
Roche Holding AG (participation certificate)	707,129	157,115,202
Sika AG	16,601	121,115,267
Swatch Group AG (Bearer)	130,180	62,856,842
TE Connectivity Ltd.	174,200	15,982,850
UBS Group AG	6,442,107	109,015,272

TOTAL SWITZERLAND		716,915,051

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,063,400	156,237,730
Tripod Technology Corp.	4,764,000	14,385,079
United Microelectronics Corp.	96,782,000	52,099,401

TOTAL TAIWAN		222,722,210

Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	6,269,900	39,739,053
United Kingdom - 15.0%
Admiral Group PLC	1,636,100	44,890,708
Aon PLC	210,000	29,918,700
Ascential PLC	6,044,532	35,066,832
Ashtead Group PLC	1,284,900	35,962,181
AstraZeneca PLC (United Kingdom)	1,766,355	123,649,043
Beazley PLC	2,149,300	17,502,138
British American Tobacco PLC sponsored ADR	4,515,800	246,652,996
Bunzl PLC	3,159,670	91,826,763
Coca-Cola European Partners PLC	1,115,500	43,727,600
Compass Group PLC	4,190,288	89,992,805
Cranswick PLC	398,946	16,004,532
DS Smith PLC	4,025,000	28,947,320
Essentra PLC	2,898,548	17,597,801
Halma PLC	1,899,156	31,976,168
Hastings Group Holdings PLC (c)	13,493,282	51,270,316
Imperial Tobacco Group PLC	1,447,233	51,892,206
Indivior PLC (a)	12,419,900	77,473,197
Informa PLC	2,818,468	28,674,567
ITV PLC	4,325,900	9,031,465
John Wood Group PLC	4,352,500	34,071,005
LivaNova PLC (a)	272,400	24,183,672
Lloyds Banking Group PLC	139,927,600	124,108,476
London Stock Exchange Group PLC	1,903,500	112,683,584
Melrose Industries PLC	42,547,312	133,550,737
Micro Focus International PLC	4,182,495	72,119,314
Prudential PLC	11,063,856	284,496,641
Reckitt Benckiser Group PLC	2,108,987	165,445,981
Spectris PLC	1,694,100	62,737,995
St. James's Place Capital PLC	9,395,400	147,002,266
Standard Chartered PLC (United Kingdom)	8,139,416	85,946,446
Standard Life PLC	15,620,302	78,555,828
Tesco PLC	37,967,019	122,972,851
The Weir Group PLC	2,871,100	84,428,463

TOTAL UNITED KINGDOM		2,604,360,597

United States of America - 5.6%
Alphabet, Inc. Class C (a)	103,003	104,788,042
Amgen, Inc.	590,600	103,047,888
Becton, Dickinson & Co.	118,100	27,383,847
Boston Scientific Corp. (a)	299,100	8,590,152
Citigroup, Inc.	1,106,700	75,554,409
Coty, Inc. Class A	4,749,300	82,400,355
DocuSign, Inc.	50,000	1,931,500
DowDuPont, Inc.	789,600	49,934,304
FleetCor Technologies, Inc. (a)	73,900	15,317,992
MasterCard, Inc. Class A	793,400	141,439,418
nLIGHT, Inc. (a)	21,400	533,502
Oceaneering International, Inc.	1,011,100	21,475,764
Quintiles Transnational Holdings, Inc. (a)	184,200	17,638,992
S&P Global, Inc.	686,700	129,511,620
Smartsheet, Inc.	40,300	777,790
Valero Energy Corp.	491,600	54,533,188
Visa, Inc. Class A	1,071,300	135,926,544

TOTAL UNITED STATES OF AMERICA		970,785,307

TOTAL COMMON STOCKS
(Cost $12,288,182,954)		16,579,157,335

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.2%
Itau Unibanco Holding SA	1,554,050	22,628,480
Germany - 0.7%
Henkel AG & Co. KGaA	600,900	76,483,177
Jungheinrich AG	364,600	15,427,795
Sartorius AG (non-vtg.)	204,084	31,496,545

TOTAL GERMANY		123,407,517

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $80,660,531)		146,035,997

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.74% (e)	582,997,922	583,114,522
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	171,000,265	171,017,365
TOTAL MONEY MARKET FUNDS
(Cost $754,109,153)		754,131,887
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $13,122,952,638)		17,479,325,219
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(98,292,360)
NET ASSETS - 100%		$17,381,032,859

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $404,974,951 or 2.3% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,724,434
Fidelity Securities Lending Cash Central Fund	2,026,468
Total	$4,750,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,864,430,421	$1,250,584,466	$613,845,955	$--
Consumer Staples	1,880,177,178	1,304,226,956	575,950,222	--
Energy	814,531,607	452,641,418	361,890,189	--
Financials	4,503,963,415	2,228,637,279	2,275,326,136	--
Health Care	1,722,528,535	819,116,757	903,411,778	--
Industrials	2,725,613,429	2,407,446,394	318,167,035	--
Information Technology	2,077,843,563	1,699,361,217	378,482,346	--
Materials	921,797,621	749,203,480	172,594,141	--
Real Estate	17,082,695	17,082,695	--	--
Telecommunication Services	169,217,031	53,068,151	116,148,880	--
Utilities	28,007,837	--	28,007,837	--
Money Market Funds	754,131,887	754,131,887	--	--
Total Investments in Securities:	$17,479,325,219	$11,735,500,700	$5,743,824,519	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$2,014,158,079
Level 2 to Level 1	$2,689,090,135

See accompanying notes which are an integral part of the financial statements.

Fidelity® Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $163,887,454) — See accompanying schedule: Unaffiliated issuers (cost $12,368,843,485)	$16,725,193,332
Fidelity Central Funds (cost $754,109,153)	754,131,887
Total Investment in Securities (cost $13,122,952,638)		$17,479,325,219
Cash		2,788,363
Receivable for investments sold		65,652,414
Receivable for fund shares sold		14,259,577
Dividends receivable		103,483,589
Distributions receivable from Fidelity Central Funds		1,478,817
Prepaid expenses		10,439
Other receivables		2,635,387
Total assets		17,669,633,805
Liabilities
Payable for investments purchased
Regular delivery	$73,729,604
Delayed delivery	2,364,856
Payable for fund shares redeemed	23,226,269
Accrued management fee	9,247,840
Other affiliated payables	1,931,056
Other payables and accrued expenses	7,089,131
Collateral on securities loaned	171,012,190
Total liabilities		288,600,946
Net Assets		$17,381,032,859
Net Assets consist of:
Paid in capital		$11,827,989,828
Undistributed net investment income		82,108,287
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,119,187,772
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,351,746,972
Net Assets		$17,381,032,859
Diversified International:
Net Asset Value, offering price and redemption price per share ($10,747,537,561 ÷ 271,193,810 shares)		$39.63
Class K:
Net Asset Value, offering price and redemption price per share ($6,633,495,298 ÷ 167,674,278 shares)		$39.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$176,567,388
Income from Fidelity Central Funds		4,750,902
Income before foreign taxes withheld		181,318,290
Less foreign taxes withheld		(15,370,481)
Total income		165,947,809
Expenses
Management fee
Basic fee	$62,124,910
Performance adjustment	(1,276,686)
Transfer agent fees	10,781,284
Accounting and security lending fees	1,070,298
Custodian fees and expenses	1,107,433
Independent trustees' fees and expenses	37,634
Registration fees	76,940
Audit	64,072
Legal	38,471
Miscellaneous	64,809
Total expenses before reductions	74,089,165
Expense reductions	(1,380,498)	72,708,667
Net investment income (loss)		93,239,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,362,078,187
Fidelity Central Funds	29,332
Foreign currency transactions	(426,366)
Total net realized gain (loss)		1,361,681,153
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,538,682)	(1,251,376,425)
Fidelity Central Funds	(20,419)
Assets and liabilities in foreign currencies	306,194
Total change in net unrealized appreciation (depreciation)		(1,251,090,650)
Net gain (loss)		110,590,503
Net increase (decrease) in net assets resulting from operations		$203,829,645

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,239,142	$220,004,102
Net realized gain (loss)	1,361,681,153	1,655,511,842
Change in net unrealized appreciation (depreciation)	(1,251,090,650)	1,955,253,295
Net increase (decrease) in net assets resulting from operations	203,829,645	3,830,769,239
Distributions to shareholders from net investment income	(209,711,405)	(223,211,879)
Distributions to shareholders from net realized gain	(782,565,744)	(38,126,771)
Total distributions	(992,277,149)	(261,338,650)
Share transactions - net increase (decrease)	(1,678,892,929)	(3,320,742,656)
Redemption fees	–	26,003
Total increase (decrease) in net assets	(2,467,340,433)	248,713,936
Net Assets
Beginning of period	19,848,373,292	19,599,659,356
End of period	$17,381,032,859	$19,848,373,292
Other Information
Undistributed net investment income end of period	$82,108,287	$198,580,550

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.39	$34.28	$36.07	$36.22	$35.89	$29.07
Income from Investment Operations
Net investment income (loss)A	.19	.41	.39	.36	.60B	.44
Net realized and unrealized gain (loss)	.17	7.15	(1.71)	.80	.28	6.90
Total from investment operations	.36	7.56	(1.32)	1.16	.88	7.34
Distributions from net investment income	(.43)	(.38)	(.33)C	(.40)	(.32)	(.46)
Distributions from net realized gain	(1.69)	(.07)	(.14)C	(.92)	(.23)	(.07)
Total distributions	(2.12)	(.45)	(.47)	(1.31)D	(.55)	(.52)E
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$39.63	$41.39	$34.28	$36.07	$36.22	$35.89
Total ReturnG,H	.91%	22.38%	(3.70)%	3.29%	2.48%	25.66%
Ratios to Average Net AssetsI,J
Expenses before reductions	.84%K	.94%	1.05%	1.00%	.93%	.94%
Expenses net of fee waivers, if any	.84%K	.94%	1.05%	.99%	.93%	.94%
Expenses net of all reductions	.82%K	.93%	1.05%	.99%	.92%	.92%
Net investment income (loss)	.95%K	1.10%	1.15%	.98%	1.65%B	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$10,747,538	$11,349,633	$10,990,703	$13,059,983	$13,781,306	$14,432,586
Portfolio turnover rateL	34%K,M	37%M	24%M	31%M	39%M	52%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Diversified International Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.35	$34.25	$36.04	$36.20	$35.87	$29.06
Income from Investment Operations
Net investment income (loss)A	.22	.45	.44	.40	.65B	.49
Net realized and unrealized gain (loss)	.16	7.15	(1.71)	.80	.28	6.90
Total from investment operations	.38	7.60	(1.27)	1.20	.93	7.39
Distributions from net investment income	(.48)	(.43)	(.38)C	(.45)	(.37)	(.51)
Distributions from net realized gain	(1.69)	(.07)	(.14)C	(.92)	(.23)	(.07)
Total distributions	(2.17)	(.50)	(.52)	(1.36)D	(.60)	(.58)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$39.56	$41.35	$34.25	$36.04	$36.20	$35.87
Total ReturnF,G	.95%	22.55%	(3.57)%	3.40%	2.63%	25.86%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.82%	.92%	.87%	.80%	.80%
Expenses net of fee waivers, if any	.72%J	.81%	.92%	.87%	.80%	.80%
Expenses net of all reductions	.71%J	.81%	.92%	.86%	.79%	.78%
Net investment income (loss)	1.07%J	1.22%	1.28%	1.10%	1.78%B	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$6,633,495	$8,498,740	$8,608,956	$10,143,540	$11,134,431	$11,541,599
Portfolio turnover rateK	34%J,L	37%L	24%L	31%L	39%L	52%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,572,292,511
Gross unrealized depreciation	(417,873,212)
Net unrealized appreciation (depreciation)	$4,154,419,299
Tax cost	$13,324,905,920

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,124,596,570 and $4,036,479,910, respectively.

Redemptions In-Kind. During the period, 41,282,842 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,673,294,063. The net realized gain of $617,019,956 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 42,309,077 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $1,506,770,841. The Fund had a net realized gain of $488,334,715 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$9,103,534.16
Class K	1,677,750.05
	$10,781,284

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,129 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 6,219,500 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $252,875,067. The Fund had a net realized gain of $95,146,213 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,372 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,026,468. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,282,915 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,069.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $95,514.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Diversified International	$118,100,193	$117,261,561
Class K	91,611,212	105,950,318
Total	$209,711,405	$223,211,879
From net realized gain
Diversified International	$460,399,805	$21,125,448
Class K	322,165,939	17,001,323
Total	$782,565,744	$38,126,771

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Diversified International
Shares sold	13,800,112	29,659,523	$559,474,048	$1,086,343,758
Reinvestment of distributions	13,661,964	3,851,054	537,871,482	128,009,018
Shares redeemed	(30,453,746)(a)	(79,920,304)(b)	(1,232,324,010)(a)	(2,857,242,109)(b)
Net increase (decrease)	(2,991,670)	(46,409,727)	$(134,978,480)	$(1,642,889,333)
Class K
Shares sold	17,845,469	40,529,599	$722,789,417	$1,505,583,540
Reinvestment of distributions	10,532,806	3,707,830	413,728,634	122,951,641
Shares redeemed	(66,255,185)(a)	(90,053,301)(b)	(2,680,432,500)(a)	(3,306,388,504)(b)
Net increase (decrease)	(37,876,910)	(45,815,872)	$(1,543,914,449)	$(1,677,853,323)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® International Capital Appreciation Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United States of America*	15.7%
France	8.7%
United Kingdom	8.0%
Japan	7.6%
Germany	6.3%
Cayman Islands	6.2%
India	4.7%
China	4.4%
Netherlands	4.4%
Other	34.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.0

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.0
Naspers Ltd. Class N (South Africa, Media)	1.0
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.0
Allianz SE (Germany, Insurance)	1.0
Prudential PLC (United Kingdom, Insurance)	0.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.8
Keyence Corp. (Japan, Electronic Equipment & Components)	0.8
11.1

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	21.4
Industrials	20.2
Information Technology	19.9
Consumer Discretionary	15.7
Materials	6.5
Consumer Staples	6.4
Health Care	4.0
Real Estate	2.7
Utilities	1.0
Energy	0.7

Fidelity® International Capital Appreciation Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	120,167	$11,646,586
Australia - 2.9%
Amcor Ltd.	1,173,699	12,094,938
Aristocrat Leisure Ltd.	709,429	14,231,555
Challenger Ltd.	1,461,101	11,812,955
CSL Ltd.	141,676	18,147,144
realestate.com.au Ltd.	198,116	11,994,292

TOTAL AUSTRALIA		68,280,884

Bailiwick of Jersey - 0.6%
Wolseley PLC	182,354	14,008,409
Belgium - 1.7%
Ageas	226,500	12,158,026
KBC Groep NV	155,508	13,596,102
Umicore SA	238,027	13,297,039

TOTAL BELGIUM		39,051,167

Bermuda - 1.1%
Credicorp Ltd. (United States)	58,452	13,589,505
Hiscox Ltd.	570,312	11,690,862

TOTAL BERMUDA		25,280,367

Brazil - 1.6%
BM&F BOVESPA SA	1,813,800	13,099,206
CVC Brasil Operadora e Agencia de Viagens SA	659,300	10,913,681
Equatorial Energia SA	618,000	12,551,581
Itausa-Investimentos Itau SA	68,231	262,936

TOTAL BRAZIL		36,827,404

Canada - 3.7%
Brookfield Asset Management, Inc. Class A	375,514	14,883,685
Canadian National Railway Co.	233,284	18,018,439
Canadian Pacific Railway Ltd.	78,411	14,307,511
CCL Industries, Inc. Class B	254,532	12,346,472
Constellation Software, Inc.	18,809	13,442,660
Waste Connection, Inc. (Canada)	162,659	11,756,498

TOTAL CANADA		84,755,265

Cayman Islands - 6.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	190,245	33,966,342
JD.com, Inc. sponsored ADR (a)	390,417	14,254,125
Melco Crown Entertainment Ltd. sponsored ADR	395,283	12,336,782
New Oriental Education & Technology Group, Inc. sponsored ADR	142,167	12,772,283
Sands China Ltd.	2,426,000	14,020,780
Shenzhou International Group Holdings Ltd.	1,211,000	13,219,562
Tencent Holdings Ltd.	856,000	42,083,463

TOTAL CAYMAN ISLANDS		142,653,337

Chile - 0.5%
Banco Santander Chile sponsored ADR	345,115	11,399,148
China - 4.4%
China International Travel Service Corp. Ltd. (A Shares)	1,439,100	11,764,962
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,857,800	11,252,476
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	2,954,100	12,231,227
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	711,139	12,530,520
Kweichow Moutai Co. Ltd. (A Shares)	113,400	11,808,231
Midea Group Co. Ltd. Class A	1,476,600	12,005,572
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,793,500	17,525,006
Shanghai International Airport Co. Ltd. (A Shares)	1,647,200	12,937,346

TOTAL CHINA		102,055,340

Denmark - 0.6%
DSV de Sammensluttede Vognmaend A/S	170,400	13,541,521
Finland - 0.6%
Sampo Oyj (A Shares)	260,700	14,088,254
France - 8.7%
Aeroports de Paris	54,042	11,903,628
Capgemini SA	103,000	14,179,639
Dassault Systemes SA	96,226	12,462,720
Eiffage SA	111,234	13,257,994
Kering SA (b)	28,715	16,630,722
Legrand SA	178,249	13,883,850
LVMH Moet Hennessy - Louis Vuitton SA (b)	65,079	22,648,283
Orpea	95,565	12,273,247
Pernod Ricard SA	92,885	15,428,698
Rubis	155,828	12,137,474
Safran SA	123,500	14,485,337
SR Teleperformance SA	80,894	12,982,681
Thales SA	100,733	12,772,743
VINCI SA (b)	171,914	17,188,598

TOTAL FRANCE		202,235,614

Germany - 6.3%
adidas AG	64,282	15,828,134
Allianz SE	94,895	22,444,935
CTS Eventim AG	244,660	11,475,333
Deutsche Borse AG	107,700	14,484,476
Deutsche Wohnen AG (Bearer)	294,400	13,914,953
Hannover Reuck SE	85,100	11,982,604
Infineon Technologies AG	559,200	14,318,717
Symrise AG	164,200	13,305,119
Vonovia SE	286,800	14,411,194
Wirecard AG	104,111	14,219,435

TOTAL GERMANY		146,384,900

Hong Kong - 2.2%
AIA Group Ltd.	2,636,200	23,560,247
Galaxy Entertainment Group Ltd.	1,593,000	13,942,943
Techtronic Industries Co. Ltd.	2,201,500	12,896,809

TOTAL HONG KONG		50,399,999

India - 4.7%
Adani Ports & Special Economic Zone Ltd.	2,039,306	12,474,612
Eicher Motors Ltd.	28,009	13,086,544
HDFC Bank Ltd.	393,382	11,856,460
Housing Development Finance Corp. Ltd.	584,735	16,543,921
IndusInd Bank Ltd.	423,271	12,040,328
Kotak Mahindra Bank Ltd. (a)	693,894	12,617,695
Maruti Suzuki India Ltd.	97,356	12,870,745
Reliance Industries Ltd.	1,153,437	16,653,784

TOTAL INDIA		108,144,089

Indonesia - 1.1%
PT Bank Central Asia Tbk	8,788,200	13,896,630
PT Bank Rakyat Indonesia Tbk	53,551,700	12,347,334

TOTAL INDONESIA		26,243,964

Ireland - 2.2%
Accenture PLC Class A	79,275	11,986,380
DCC PLC (United Kingdom)	138,300	13,327,833
Kerry Group PLC Class A	135,400	13,816,514
Kingspan Group PLC (Ireland)	273,708	12,394,867

TOTAL IRELAND		51,525,594

Israel - 0.5%
Frutarom Industries Ltd.	124,000	11,904,028
Italy - 0.5%
Pirelli & C. S.p.A. (c)	1,353,100	11,771,362
Japan - 7.6%
Daikin Industries Ltd.	133,200	15,602,141
Kansai Paint Co. Ltd.	479,200	10,800,849
Kao Corp.	217,000	15,592,161
Keyence Corp.	30,220	18,512,929
Makita Corp.	288,200	12,970,582
Misumi Group, Inc.	453,600	12,572,338
Nidec Corp.	98,300	15,412,203
Nissan Chemical Industries Co. Ltd.	277,000	12,352,497
Nitori Holdings Co. Ltd.	71,500	12,086,718
Recruit Holdings Co. Ltd.	595,900	13,774,600
Relo Group, Inc.	490,100	11,055,494
Sundrug Co. Ltd.	257,800	13,276,747
Tsuruha Holdings, Inc.	81,100	11,669,438

TOTAL JAPAN		175,678,697

Kenya - 0.5%
Safaricom Ltd.	41,255,800	11,619,904
Korea (South) - 1.2%
LG Chemical Ltd.	40,847	13,731,046
LG Household & Health Care Ltd.	11,508	14,721,815

TOTAL KOREA (SOUTH)		28,452,861

Luxembourg - 0.6%
Eurofins Scientific SA	23,503	12,709,559
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	697,950	12,551,647
Netherlands - 4.4%
ASML Holding NV (Netherlands)	98,560	18,745,816
Ferrari NV	108,800	13,408,031
Heineken NV (Bearer)	145,000	15,286,405
Interxion Holding N.V. (a)	187,333	12,180,392
RELX NV	781,312	16,619,970
Wolters Kluwer NV	249,300	13,496,281
Yandex NV Series A (a)	344,600	11,495,856

TOTAL NETHERLANDS		101,232,751

Philippines - 1.6%
Ayala Land, Inc.	15,962,300	12,562,216
SM Investments Corp.	695,279	12,591,973
SM Prime Holdings, Inc.	18,458,200	12,182,691

TOTAL PHILIPPINES		37,336,880

South Africa - 2.6%
Capitec Bank Holdings Ltd.	169,321	12,054,642
FirstRand Ltd.	2,472,700	13,242,611
Naspers Ltd. Class N	95,157	23,182,107
Sanlam Ltd.	1,876,000	11,850,730

TOTAL SOUTH AFRICA		60,330,090

Spain - 0.6%
Amadeus IT Holding SA Class A	201,200	14,748,226
Sweden - 0.5%
Hexagon AB (B Shares)	215,000	12,472,806
Switzerland - 2.9%
Givaudan SA	5,858	13,116,955
Julius Baer Group Ltd.	215,990	12,818,655
Lonza Group AG	57,580	14,188,735
Partners Group Holding AG	17,637	12,929,647
Sika AG	1,786	13,030,050

TOTAL SWITZERLAND		66,084,042

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	838,762	32,250,399
United Kingdom - 8.0%
Ashtead Group PLC	458,800	12,841,037
Beazley PLC	1,390,600	11,323,907
Bunzl PLC	428,642	12,457,253
Compass Group PLC	717,188	15,402,703
Croda International PLC	200,600	12,319,766
Halma PLC	721,300	12,144,558
Hargreaves Lansdown PLC	520,200	12,815,671
InterContinental Hotel Group PLC	215,727	13,628,934
Intertek Group PLC	196,400	13,251,514
London Stock Exchange Group PLC	235,600	13,947,072
Prudential PLC	752,363	19,346,307
Rentokil Initial PLC	2,979,100	12,591,074
Rightmove PLC	180,738	11,358,725
St. James's Place Capital PLC	794,200	12,426,209

TOTAL UNITED KINGDOM		185,854,730

United States of America - 14.7%
A.O. Smith Corp.	188,992	11,594,659
Adobe Systems, Inc. (a)	51,780	11,474,448
Alphabet, Inc. Class A (a)	11,459	11,671,908
Amazon.com, Inc. (a)	7,100	11,119,523
Amphenol Corp. Class A	140,528	11,763,599
Cintas Corp.	66,211	11,275,733
Constellation Brands, Inc. Class A (sub. vtg.)	52,339	12,201,791
Danaher Corp.	116,330	11,670,226
Facebook, Inc. Class A (a)	66,127	11,373,844
Fiserv, Inc. (a)	162,959	11,547,275
Global Payments, Inc.	105,204	11,893,312
HEICO Corp. Class A	157,470	11,361,461
Hilton Worldwide Holdings, Inc.	150,106	11,834,357
Intuit, Inc.	66,261	12,244,370
Marriott International, Inc. Class A	88,216	12,057,363
MasterCard, Inc. Class A	66,933	11,932,146
Mettler-Toledo International, Inc. (a)	20,763	11,625,827
Microsoft Corp.	125,900	11,774,168
Moody's Corp.	70,492	11,433,802
MSCI, Inc.	78,464	11,756,261
Northrop Grumman Corp.	36,728	11,827,885
NVIDIA Corp.	54,900	12,347,010
PayPal Holdings, Inc. (a)	159,400	11,892,834
S&P Global, Inc.	62,145	11,720,547
Sherwin-Williams Co.	31,134	11,446,726
The Booking Holdings, Inc. (a)	5,664	12,336,192
TransDigm Group, Inc.	38,038	12,193,842
UnitedHealth Group, Inc.	49,561	11,716,220
Visa, Inc. Class A	95,126	12,069,587

TOTAL UNITED STATES OF AMERICA		341,156,916

TOTAL COMMON STOCKS
(Cost $1,839,964,818)		2,264,676,740

Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.3%
Itau Unibanco Holding SA sponsored ADR	1,106,293	16,074,437
Itausa-Investimentos Itau SA (PN)	3,304,900	12,839,601
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,105,549)		28,914,038

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.74% (d)	16,621,524	16,624,848
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	25,193,377	25,195,896
TOTAL MONEY MARKET FUNDS
(Cost $41,820,744)		41,820,744
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,906,891,111)		2,335,411,522
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(17,769,265)
NET ASSETS - 100%		$2,317,642,257

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,771,362 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,374
Fidelity Securities Lending Cash Central Fund	92,827
Total	$232,201

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$358,639,561	$207,856,243	$150,783,318	$--
Consumer Staples	148,563,547	111,993,569	36,569,978	--
Energy	16,653,784	--	16,653,784	--
Financials	494,107,000	255,664,068	238,442,932	--
Health Care	92,330,958	74,183,814	18,147,144	--
Industrials	467,314,604	384,550,194	82,764,410	--
Information Technology	465,800,332	386,151,384	79,648,948	--
Materials	149,745,485	137,650,547	12,094,938	--
Real Estate	64,126,548	39,381,641	24,744,907	--
Telecommunication Services	11,619,904	11,619,904	--	--
Utilities	24,689,055	24,689,055	--	--
Money Market Funds	41,820,744	41,820,744	--	--
Total Investments in Securities:	$2,335,411,522	$1,675,561,163	$659,850,359	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$236,251,474
Level 2 to Level 1	$166,494,120

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,473,585) — See accompanying schedule: Unaffiliated issuers (cost $1,865,070,367)	$2,293,590,778
Fidelity Central Funds (cost $41,820,744)	41,820,744
Total Investment in Securities (cost $1,906,891,111)		$2,335,411,522
Receivable for investments sold		44,318,514
Receivable for fund shares sold		3,895,572
Dividends receivable		6,934,639
Distributions receivable from Fidelity Central Funds		96,182
Prepaid expenses		1,027
Other receivables		1,494,441
Total assets		2,392,151,897
Liabilities
Payable to custodian bank	$300,110
Payable for investments purchased	44,557,558
Payable for fund shares redeemed	1,730,708
Accrued management fee	1,626,433
Other affiliated payables	410,375
Other payables and accrued expenses	688,375
Collateral on securities loaned	25,196,081
Total liabilities		74,509,640
Net Assets		$2,317,642,257
Net Assets consist of:
Paid in capital		$1,805,365,533
Undistributed net investment income		3,551,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		80,828,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		427,896,345
Net Assets, for 110,647,610 shares outstanding		$2,317,642,257
Net Asset Value, offering price and redemption price per share ($2,317,642,257 ÷ 110,647,610 shares)		$20.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$16,315,226
Income from Fidelity Central Funds		232,201
Income before foreign taxes withheld		16,547,427
Less foreign taxes withheld		(1,361,784)
Total income		15,185,643
Expenses
Management fee
Basic fee	$7,817,204
Performance adjustment	1,630,450
Transfer agent fees	1,891,098
Accounting and security lending fees	496,619
Custodian fees and expenses	265,811
Independent trustees' fees and expenses	4,374
Registration fees	56,823
Audit	36,211
Legal	4,279
Interest	5,404
Miscellaneous	6,867
Total expenses before reductions	12,215,140
Expense reductions	(563,257)	11,651,883
Net investment income (loss)		3,533,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $535,844)	84,176,160
Fidelity Central Funds	(185)
Foreign currency transactions	16,866
Total net realized gain (loss)		84,192,841
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,533,010)	(31,495,871)
Assets and liabilities in foreign currencies	(58,331)
Total change in net unrealized appreciation (depreciation)		(31,554,202)
Net gain (loss)		52,638,639
Net increase (decrease) in net assets resulting from operations		$56,172,399

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,533,760	$9,178,583
Net realized gain (loss)	84,192,841	143,871,997
Change in net unrealized appreciation (depreciation)	(31,554,202)	278,001,565
Net increase (decrease) in net assets resulting from operations	56,172,399	431,052,145
Distributions to shareholders from net investment income	(6,966,086)	(11,269,814)
Distributions to shareholders from net realized gain	(63,502,432)	–
Total distributions	(70,468,518)	(11,269,814)
Share transactions
Proceeds from sales of shares	395,437,130	565,638,950
Reinvestment of distributions	55,055,872	8,894,166
Cost of shares redeemed	(230,585,943)	(665,201,653)
Net increase (decrease) in net assets resulting from share transactions	219,907,059	(90,668,537)
Redemption fees	–	5,994
Total increase (decrease) in net assets	205,610,940	329,119,788
Net Assets
Beginning of period	2,112,031,317	1,782,911,529
End of period	$2,317,642,257	$2,112,031,317
Other Information
Undistributed net investment income end of period	$3,551,512	$6,983,838
Shares
Sold	18,560,800	30,558,983
Issued in reinvestment of distributions	2,667,436	557,628
Redeemed	(10,851,884)	(36,901,606)
Net increase (decrease)	10,376,352	(5,784,995)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.06	$16.81	$16.98	$17.22	$16.28	$13.12
Income from Investment Operations
Net investment income (loss)A	.03	.09	.12	.11	.13	.13
Net realized and unrealized gain (loss)	.56	4.27	(.03)	.56	.93	3.16
Total from investment operations	.59	4.36	.09	.67	1.06	3.29
Distributions from net investment income	(.07)	(.11)	(.07)	(.09)	(.12)	(.13)
Distributions from net realized gain	(.63)	–	(.19)	(.81)	–	–
Total distributions	(.70)	(.11)	(.26)	(.91)B	(.12)	(.13)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$20.95	$21.06	$16.81	$16.98	$17.22	$16.28
Total ReturnD,E	2.84%	26.13%	.53%	3.96%	6.55%	25.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.12%	1.14%	1.13%	1.14%	1.17%
Expenses net of fee waivers, if any	1.08%H	1.12%	1.14%	1.13%	1.14%	1.17%
Expenses net of all reductions	1.03%H	1.10%	1.12%	1.11%	1.14%	1.12%
Net investment income (loss)	.31%H	.50%	.69%	.64%	.74%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,317,642	$2,112,031	$1,782,912	$1,379,660	$1,145,744	$939,945
Portfolio turnover rateI	161%H,J	178%J	167%	187%	178%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.813 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$459,305,979
Gross unrealized depreciation	(34,098,124)
Net unrealized appreciation (depreciation)	$425,207,855
Tax cost	$1,910,203,667

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,977,281,940 and $1,798,731,000, respectively.

Redemptions In-Kind. During the period, 1,386,625 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $29,374,572. The net realized gain of $8,546,160 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,798 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,545,643	1.84%	$5,404

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 8,315,551 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $165,479,456. The Fund had a net realized gain of $45,376,740 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,156 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $92,827. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $552,458 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $10,799.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Fidelity® Overseas Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United Kingdom	20.4%
Japan	18.3%
France	10.4%
Germany	8.7%
Switzerland	5.8%
Netherlands	5.0%
United States of America*	4.0%
Sweden	3.8%
Ireland	3.8%
Other	19.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
Unilever NV (NY Reg.) (Netherlands, Personal Products)	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.4
SAP SE (Germany, Software)	1.3
Bayer AG (Germany, Pharmaceuticals)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2
Prudential PLC (United Kingdom, Insurance)	1.2
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.2
ORIX Corp. (Japan, Diversified Financial Services)	1.1
13.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	25.0
Industrials	18.1
Health Care	12.7
Consumer Discretionary	11.6
Information Technology	11.2
Consumer Staples	9.8
Materials	7.9
Energy	2.7
Telecommunication Services	0.6

Fidelity® Overseas Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 1.8%
Adelaide Brighton Ltd. (a)	6,442,640	$31,083,236
Amcor Ltd.	4,992,990	51,452,635
Aub Group Ltd.	2,726,553	28,829,894
Pact Group Holdings Ltd. (b)	5,658,021	24,091,680

TOTAL AUSTRALIA		135,457,445

Austria - 0.3%
Andritz AG	489,244	26,326,541
Bailiwick of Jersey - 1.1%
Sanne Group PLC	3,071,454	26,258,803
Wolseley PLC	738,954	56,766,343

TOTAL BAILIWICK OF JERSEY		83,025,146

Belgium - 0.9%
KBC Groep NV	800,118	69,954,509
Bermuda - 1.7%
Credicorp Ltd. (United States)	177,600	41,290,224
Hiscox Ltd.	2,305,300	47,256,490
IHS Markit Ltd. (c)	836,100	41,077,593

TOTAL BERMUDA		129,624,307

Canada - 0.7%
Constellation Software, Inc.	78,700	56,246,334
Cayman Islands - 0.3%
ZTO Express (Cayman), Inc. sponsored ADR (a)	1,195,921	19,732,697
Denmark - 0.9%
DSV de Sammensluttede Vognmaend A/S	629,700	50,041,641
NNIT A/S (b)	675,397	18,763,156

TOTAL DENMARK		68,804,797

France - 10.4%
ALTEN	365,535	36,328,871
Amundi SA (b)	561,706	47,807,723
BNP Paribas SA	1,054,200	81,449,862
Capgemini SA	523,033	72,004,070
Compagnie de St. Gobain	989,518	51,974,000
Edenred SA	1,566,700	53,920,487
Elis SA	1,610,614	38,549,453
LVMH Moet Hennessy - Louis Vuitton SA (a)	258,863	90,087,468
Maisons du Monde SA (b)	952,900	38,756,318
Publicis Groupe SA	376,166	28,164,000
Sanofi SA (a)	928,881	73,439,490
Sodexo SA	213,054	21,098,405
SR Teleperformance SA	294,600	47,280,366
Total SA	1,725,260	108,435,618

TOTAL FRANCE		789,296,131

Germany - 7.8%
adidas AG	298,075	73,394,900
Axel Springer Verlag AG	625,225	51,228,223
Bayer AG	865,986	103,502,310
Deutsche Post AG	1,718,434	74,587,683
Fresenius Medical Care AG & Co. KGaA	503,436	51,084,090
Fresenius SE & Co. KGaA	889,796	68,059,948
Hannover Reuck SE	318,300	44,818,601
SAP SE	933,545	103,722,153
Scout24 AG (b)	425,300	22,053,653

TOTAL GERMANY		592,451,561

Hong Kong - 1.2%
AIA Group Ltd.	10,673,400	95,390,311
India - 0.7%
Axis Bank Ltd.	3,141,235	24,352,293
Housing Development Finance Corp. Ltd.	1,034,485	29,268,708
PC Jeweller Ltd.	60,988	132,038

TOTAL INDIA		53,753,039

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	162,221,100	37,403,072
Ireland - 3.8%
CRH PLC	1,349,200	47,884,573
DCC PLC (United Kingdom)	476,112	45,882,438
Kerry Group PLC Class A	510,748	52,117,850
Kingspan Group PLC (Ireland)	1,124,980	50,944,719
Paddy Power Betfair PLC (Ireland)	443,400	43,880,114
United Drug PLC (United Kingdom)	3,726,103	46,936,993

TOTAL IRELAND		287,646,687

Israel - 0.8%
Frutarom Industries Ltd.	664,416	63,784,084
Italy - 1.8%
Banca Generali SpA	994,277	32,322,545
Intesa Sanpaolo SpA	18,215,736	69,291,886
Prada SpA	6,689,600	33,942,398

TOTAL ITALY		135,556,829

Japan - 18.3%
AEON Financial Service Co. Ltd.	1,555,000	36,499,543
Arc Land Sakamoto Co. Ltd.	1,032,500	16,311,082
Bridgestone Corp.	1,192,000	50,037,395
Daiichikosho Co. Ltd.	625,800	32,915,752
Daikin Industries Ltd.	573,600	67,187,596
Dentsu, Inc.	642,400	30,439,371
GMO Internet, Inc. (a)	646,000	11,907,153
Hoya Corp.	1,471,100	78,883,902
Iriso Electronics Co. Ltd.	466,700	29,627,680
Keyence Corp.	121,280	74,296,758
KH Neochem Co. Ltd.	1,348,000	40,938,163
Miroku Jyoho Service Co., Ltd.	837,000	23,888,035
Misumi Group, Inc.	1,373,500	38,069,018
Mitsubishi UFJ Financial Group, Inc.	12,568,900	84,228,515
Morinaga & Co. Ltd.	587,200	28,629,491
Nabtesco Corp.	1,083,600	39,202,689
Nakanishi, Inc.	2,384,400	49,860,395
Nissan Chemical Industries Co. Ltd.	699,700	31,202,319
Nitori Holdings Co. Ltd.	335,800	56,765,313
NOF Corp.	890,100	26,584,125
OBIC Co. Ltd.	527,900	44,281,403
Olympus Corp.	1,284,500	47,998,376
ORIX Corp.	4,844,700	85,265,302
Otsuka Corp.	876,800	40,904,501
Outsourcing, Inc.	87,816	1,481,272
PALTAC Corp.	405,100	20,306,879
Recruit Holdings Co. Ltd.	2,211,800	51,127,137
S Foods, Inc.	580,300	24,444,580
SMC Corp.	137,200	52,359,898
Software Service, Inc.	82,800	5,824,479
Sundrug Co. Ltd.	803,300	41,370,097
Tsubaki Nakashima Co. Ltd.	985,300	23,307,591
Tsuruha Holdings, Inc.	351,300	50,548,381
VT Holdings Co. Ltd.	333,300	1,521,375
Welcia Holdings Co. Ltd.	983,000	50,624,680

TOTAL JAPAN		1,388,840,246

Kenya - 0.4%
Safaricom Ltd.	95,758,300	26,970,807
Korea (South) - 0.3%
LG Chemical Ltd.	67,440	22,670,495
Netherlands - 5.0%
Grandvision NV (b)	1,131,600	27,877,011
Heineken NV (Bearer)	469,300	49,475,239
IMCD Group BV	1,002,318	61,790,880
ING Groep NV (Certificaten Van Aandelen)	3,776,954	63,643,646
Koninklijke Philips Electronics NV	1,565,245	66,250,919
Unilever NV (NY Reg.)	1,970,174	112,536,339

TOTAL NETHERLANDS		381,574,034

New Zealand - 0.7%
EBOS Group Ltd.	2,276,701	28,481,548
Trade Maine Group Ltd.	7,184,130	23,504,606

TOTAL NEW ZEALAND		51,986,154

Norway - 1.3%
Schibsted ASA (A Shares)	1,305,300	38,171,519
Statoil ASA	2,378,159	60,815,968

TOTAL NORWAY		98,987,487

Panama - 0.3%
Copa Holdings SA Class A	226,200	26,503,854
Spain - 3.1%
Amadeus IT Holding SA Class A	907,230	66,501,157
CaixaBank SA	10,530,416	51,208,088
Grifols SA ADR	2,594,305	52,716,278
Masmovil Ibercom SA (c)	112,690	16,275,700
Prosegur Cash SA (b)	15,725,714	45,956,701

TOTAL SPAIN		232,657,924

Sweden - 3.8%
Addlife AB	838,800	17,577,475
Alfa Laval AB (a)	1,491,850	37,089,040
Essity AB Class B	1,822,264	46,406,431
HEXPOL AB (B Shares) (a)	3,849,062	39,999,845
Indutrade AB	1,639,523	38,831,867
Nordea Bank AB	6,280,267	64,103,312
Swedbank AB (A Shares)	2,020,723	44,064,460

TOTAL SWEDEN		288,072,430

Switzerland - 5.8%
Credit Suisse Group AG	3,781,741	63,783,760
Julius Baer Group Ltd.	955,659	56,716,805
Kaba Holding AG (B Shares) (Reg.)	49,236	38,256,024
Lonza Group AG	206,492	50,883,296
Roche Holding AG (participation certificate)	532,428	118,298,830
Sika AG	6,022	43,934,470
UBS Group AG	4,164,487	70,472,701

TOTAL SWITZERLAND		442,345,886

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,887,000	37,160,014
United Microelectronics Corp.	72,048,000	38,784,667

TOTAL TAIWAN		75,944,681

United Kingdom - 20.4%
Admiral Group PLC	1,770,600	48,581,070
Ascential PLC	8,294,087	48,117,431
Beazley PLC	3,526,600	28,717,741
British American Tobacco PLC (United Kingdom)	1,734,860	95,152,751
Cineworld Group PLC	13,489,039	48,357,218
Compass Group PLC	2,951,194	63,381,377
Conviviality PLC (d)	5,450,078	3,796,580
Cranswick PLC	613,080	24,594,954
Dechra Pharmaceuticals PLC	676,095	25,521,987
Diploma PLC	2,130,803	35,377,727
DS Smith PLC	5,271,924	37,915,049
Halma PLC	2,257,870	38,015,850
Hastings Group Holdings PLC (b)	7,906,163	30,040,984
Hilton Food Group PLC	2,121,873	25,881,678
IntegraFin Holdings PLC (c)	4,016,531	15,814,537
Intertek Group PLC	658,045	44,399,657
James Fisher and Sons PLC	986,058	22,724,651
John Wood Group PLC	2,430,392	19,024,905
JTC PLC (b)(c)	2,833,000	11,954,086
LivaNova PLC (c)	241,865	21,472,775
London Stock Exchange Group PLC	1,146,430	67,866,478
Melrose Industries PLC	18,343,163	57,576,914
Micro Focus International PLC	1,596,823	27,534,230
Next PLC	227,800	16,483,460
Prudential PLC	3,682,871	94,701,563
Reckitt Benckiser Group PLC	958,624	75,202,212
Rentokil Initial PLC	9,286,400	39,248,682
Rio Tinto PLC	1,115,454	60,798,874
Rolls-Royce Holdings PLC	3,064,092	35,434,018
Rotork PLC	8,268,806	37,452,259
Schroders PLC	930,282	42,276,542
Sinclair Pharma PLC (c)	10,232,168	2,112,994
Spectris PLC	1,359,744	50,355,713
St. James's Place Capital PLC	3,736,563	58,462,996
Standard Life PLC	9,603,242	48,295,522
The Weir Group PLC	1,860,018	54,696,270
Ultra Electronics Holdings PLC	1,389,394	26,931,925
Victrex PLC	1,258,588	45,431,344
Volution Group PLC	9,088,967	24,650,178

TOTAL UNITED KINGDOM		1,554,355,182

United States of America - 3.6%
Alphabet, Inc. Class C (c)	41,093	41,805,142
Boston Scientific Corp. (c)	1,338,400	38,438,848
Moody's Corp.	276,700	44,880,740
S&P Global, Inc.	407,500	76,854,500
Sherwin-Williams Co.	101,600	37,354,256
Worldpay, Inc. (c)	432,300	35,111,406

TOTAL UNITED STATES OF AMERICA		274,444,892

TOTAL COMMON STOCKS
(Cost $5,980,847,066)		7,509,807,562

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA	513,444	65,351,686
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (c)	217,550,532	299,502
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $51,453,728)		65,651,188

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.74% (e)	11,343,976	11,346,245
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	141,257,071	141,271,197
TOTAL MONEY MARKET FUNDS
(Cost $152,617,442)		152,617,442
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $6,184,918,236)		7,728,076,192
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(119,903,455)
NET ASSETS - 100%		$7,608,172,737

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,301,312 or 3.5% of net assets.

 (c) Non-income producing

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$472,085
Fidelity Securities Lending Cash Central Fund	1,345,047
Total	$1,817,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$874,606,350	$729,346,041	$145,260,309	$--
Consumer Staples	746,132,949	571,981,406	170,354,963	3,796,580
Energy	211,001,142	41,749,556	169,251,586	--
Financials	1,910,084,513	1,211,265,972	698,818,541	--
Health Care	966,108,089	553,532,450	412,575,639	--
Industrials	1,368,625,262	1,294,037,579	74,587,683	--
Information Technology	850,528,790	643,327,726	207,201,064	--
Materials	605,125,148	389,814,150	215,310,998	--
Telecommunication Services	43,246,507	43,246,507	--	--
Money Market Funds	152,617,442	152,617,442	--	--
Total Investments in Securities:	$7,728,076,192	$5,630,918,829	$2,093,360,783	$3,796,580

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$583,462,934
Level 2 to Level 1	$1,339,271,215

See accompanying notes which are an integral part of the financial statements.

Fidelity® Overseas Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $136,297,873) — See accompanying schedule: Unaffiliated issuers (cost $6,032,300,794)	$7,575,458,750
Fidelity Central Funds (cost $152,617,442)	152,617,442
Total Investment in Securities (cost $6,184,918,236)		$7,728,076,192
Receivable for investments sold		29,674,217
Receivable for fund shares sold		6,980,891
Dividends receivable		42,164,552
Distributions receivable from Fidelity Central Funds		186,872
Prepaid expenses		3,812
Other receivables		537,344
Total assets		7,807,623,880
Liabilities
Payable for investments purchased	$21,940,011
Payable for fund shares redeemed	29,448,532
Accrued management fee	5,057,371
Other affiliated payables	1,037,652
Other payables and accrued expenses	692,193
Collateral on securities loaned	141,275,384
Total liabilities		199,451,143
Net Assets		$7,608,172,737
Net Assets consist of:
Paid in capital		$5,839,225,850
Undistributed net investment income		43,603,647
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		182,523,828
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,542,819,412
Net Assets		$7,608,172,737
Overseas:
Net Asset Value, offering price and redemption price per share ($6,392,928,831 ÷ 126,164,248 shares)		$50.67
Class K:
Net Asset Value, offering price and redemption price per share ($1,215,243,906 ÷ 24,031,485 shares)		$50.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$89,585,383
Income from Fidelity Central Funds		1,817,132
Income before foreign taxes withheld		91,402,515
Less foreign taxes withheld		(7,774,440)
Total income		83,628,075
Expenses
Management fee
Basic fee	$26,356,669
Performance adjustment	5,240,326
Transfer agent fees	5,508,296
Accounting and security lending fees	850,801
Custodian fees and expenses	464,150
Independent trustees' fees and expenses	15,788
Registration fees	98,521
Audit	43,235
Legal	15,155
Interest	13,619
Miscellaneous	24,924
Total expenses before reductions	38,631,484
Expense reductions	(304,295)	38,327,189
Net investment income (loss)		45,300,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,438,194
Fidelity Central Funds	(15,288)
Foreign currency transactions	(380,071)
Total net realized gain (loss)		196,042,835
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(81,492,921)
Fidelity Central Funds	11,865
Assets and liabilities in foreign currencies	(454,285)
Total change in net unrealized appreciation (depreciation)		(81,935,341)
Net gain (loss)		114,107,494
Net increase (decrease) in net assets resulting from operations		$159,408,380

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,300,886	$85,275,934
Net realized gain (loss)	196,042,835	136,914,624
Change in net unrealized appreciation (depreciation)	(81,935,341)	1,248,492,417
Net increase (decrease) in net assets resulting from operations	159,408,380	1,470,682,975
Distributions to shareholders from net investment income	(83,986,110)	(95,770,528)
Distributions to shareholders from net realized gain	(5,103,031)	(6,822,064)
Total distributions	(89,089,141)	(102,592,592)
Share transactions - net increase (decrease)	(448,106,251)	1,304,095,173
Redemption fees	–	11,066
Total increase (decrease) in net assets	(377,787,012)	2,672,196,622
Net Assets
Beginning of period	7,985,959,749	5,313,763,127
End of period	$7,608,172,737	$7,985,959,749
Other Information
Undistributed net investment income end of period	$43,603,647	$82,288,871

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$50.18	$40.73	$41.56	$39.02	$39.22	$31.35
Income from Investment Operations
Net investment income (loss)A	.29	.58	.75B	.52	.77C	.54
Net realized and unrealized gain (loss)	.75	9.65	(1.15)	2.69	(.28)	8.10
Total from investment operations	1.04	10.23	(.40)	3.21	.49	8.64
Distributions from net investment income	(.52)	(.72)	(.43)	(.67)	(.51)	(.77)
Distributions from net realized gain	(.03)	(.05)	(.01)	–	(.18)	–
Total distributions	(.55)	(.78)D	(.43)E	(.67)	(.69)	(.77)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$50.67	$50.18	$40.73	$41.56	$39.02	$39.22
Total ReturnG,H	2.10%	25.63%	(.97)%	8.34%	1.27%	28.17%
Ratios to Average Net AssetsI,J
Expenses before reductions	.99%K	1.00%	1.03%	1.04%	1.04%	1.09%
Expenses net of fee waivers, if any	.99%K	1.00%	1.03%	1.04%	1.04%	1.09%
Expenses net of all reductions	.98%K	1.00%	1.03%	1.03%	1.04%	1.06%
Net investment income (loss)	1.13%K	1.30%	1.88%B	1.28%	1.93%C	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$6,392,929	$6,828,078	$4,569,084	$3,844,290	$2,738,667	$1,874,922
Portfolio turnover rateL	33%K	26%M	33%	28%	41%	42%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.42%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $.052 per share.

 E Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$50.11	$40.67	$41.49	$38.96	$39.17	$31.32
Income from Investment Operations
Net investment income (loss)A	.31	.64	.80B	.57	.82C	.60
Net realized and unrealized gain (loss)	.75	9.62	(1.14)	2.68	(.28)	8.08
Total from investment operations	1.06	10.26	(.34)	3.25	.54	8.68
Distributions from net investment income	(.57)	(.77)	(.47)	(.72)	(.58)	(.83)
Distributions from net realized gain	(.03)	(.05)	(.01)	–	(.18)	–
Total distributions	(.60)	(.82)	(.48)	(.72)	(.75)D	(.83)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$50.57	$50.11	$40.67	$41.49	$38.96	$39.17
Total ReturnF,G	2.15%	25.80%	(.85)%	8.47%	1.41%	28.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.89%	.91%	.91%	.90%	.93%
Expenses net of fee waivers, if any	.88%J	.89%	.91%	.91%	.90%	.92%
Expenses net of all reductions	.87%J	.88%	.90%	.90%	.90%	.90%
Net investment income (loss)	1.24%J	1.42%	2.00%B	1.40%	2.06%C	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,215,244	$1,157,882	$744,679	$691,585	$626,817	$562,490
Portfolio turnover rateK	33%J	26%L	33%	28%	41%	42%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,735,331,550
Gross unrealized depreciation	(194,783,022)
Net unrealized appreciation (depreciation)	$1,540,548,528
Tax cost	$6,187,527,664

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,297,976,581 and $1,697,231,533, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $257,590,200 in exchange for 5,518,213 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$5,233,063.16
Class K	275,233.05
	$5,508,296

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,869 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$26,290,909	1.64%	$13,163

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,403 and is reflected in Miscellaneous expenses on the Statement of Operations. Interest is charged to the Fund based on its borrowing at a rate equal to .75% plus the higher of the Federal Funds Rate or one-month LIBOR. The Fund's average daily loan balance during the period for which loans were outstanding amounted to $6,700,000. The weighted average interest rate and interest expense was 2.45% and $456, respectively. At period end, there were no borrowings outstanding.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,345,047. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $263,935 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $546.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39,814.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Overseas	$70,575,092	$81,032,285
Class K	13,411,018	14,738,243
Total	$83,986,110	$95,770,528
From net realized gain
Overseas	$4,351,452	$5,828,046
Class K	751,579	994,018
Total	$5,103,031	$6,822,064

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Overseas
Shares sold	15,152,557	43,630,558(a)	$766,940,516	$1,962,017,751(a)
Reinvestment of distributions	1,397,531	2,111,926	69,429,338	82,914,195
Shares redeemed	(26,453,069)	(21,850,358)	(1,331,662,228)	(954,218,064)
Net increase (decrease)	(9,902,981)	23,892,126	$(495,292,374)	$1,090,713,882
Class K
Shares sold	3,633,919	9,782,877	$184,691,947	$437,887,827
Reinvestment of distributions	285,767	401,743	14,162,597	15,732,261
Shares redeemed	(2,996,981)	(5,385,134)	(151,668,421)	(240,238,797)
Net increase (decrease)	922,705	4,799,486	$47,186,123	$213,381,291

 (a) Amount includes in-kind exchanges (see the prior Exchanges In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Fidelity® Worldwide Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United States of America*	60.3%
Japan	7.5%
United Kingdom	4.8%
France	3.9%
Germany	3.3%
Switzerland	2.7%
Netherlands	2.0%
India	1.7%
Spain	1.7%
Other	12.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	94.6
Short-Term Investments and Net Other Assets (Liabilities)	5.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Microsoft Corp. (United States of America, Software)	3.0
Adobe Systems, Inc. (United States of America, Software)	3.0
S&P Global, Inc. (United States of America, Capital Markets)	3.0
Humana, Inc. (United States of America, Health Care Providers & Services)	3.0
Union Pacific Corp. (United States of America, Road & Rail)	3.0
Intuit, Inc. (United States of America, Software)	2.8
Bank of America Corp. (United States of America, Banks)	2.7
Charles Schwab Corp. (United States of America, Capital Markets)	2.3
MasterCard, Inc. Class A (United States of America, IT Services)	2.1
Amazon.com, Inc. (United States of America, Internet & Direct Marketing Retail)	1.9
26.8

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	25.3
Financials	18.4
Industrials	12.5
Health Care	10.9
Consumer Discretionary	10.5
Energy	6.0
Consumer Staples	4.4
Materials	3.2
Real Estate	1.0
Telecommunication Services	0.6

Fidelity® Worldwide Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
Australia - 0.6%
Bapcor Ltd. (a)	648,598	$2,861,606
Blue Sky Alternative Investments Ltd.	254,244	585,998
BWX Ltd.	139,340	528,658
Inghams Group Ltd. (a)	513,123	1,447,795
Link Administration Holdings Ltd.	217,620	1,354,106
Magellan Financial Group Ltd.	81,493	1,423,721
National Storage (REIT) unit	796,515	956,304
Rio Tinto Ltd.	12,098	720,002
Spark Infrastructure Group unit	923,744	1,628,755

TOTAL AUSTRALIA		11,506,945

Austria - 0.6%
Erste Group Bank AG	122,600	6,010,901
Wienerberger AG	184,100	4,646,470

TOTAL AUSTRIA		10,657,371

Bailiwick of Jersey - 0.5%
Glencore Xstrata PLC	1,650,524	7,968,873
Wizz Air Holdings PLC (b)(c)	34,000	1,495,041

TOTAL BAILIWICK OF JERSEY		9,463,914

Belgium - 0.6%
Anheuser-Busch InBev SA NV	13,411	1,339,661
KBC Groep NV	91,790	8,025,222
Telenet Group Holding NV (b)	30,600	1,794,416

TOTAL BELGIUM		11,159,299

Bermuda - 0.3%
Hiscox Ltd.	237,200	4,862,378
Brazil - 0.0%
Itausa-Investimentos Itau SA	25,702	99,046
Canada - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	54,400	2,351,917
Cenovus Energy, Inc.	228,100	2,284,642
Constellation Software, Inc.	4,600	3,287,588
PrairieSky Royalty Ltd. (a)	177,099	3,926,951
Shopify, Inc. (b)	48,000	6,414,240
Suncor Energy, Inc.	94,300	3,606,161

TOTAL CANADA		21,871,499

Cayman Islands - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	38,900	6,945,206
China Literature Ltd. (b)(c)	205,200	1,652,907
ENN Energy Holdings Ltd.	185,000	1,730,033
New Oriental Education & Technology Group, Inc. sponsored ADR	13,400	1,203,856
Ping An Healthcare and Technology Co. Ltd. (b)	39,500	275,793
Tencent Holdings Ltd.	22,000	1,081,584
Zai Lab Ltd. ADR	25,100	468,617

TOTAL CAYMAN ISLANDS		13,357,996

China - 0.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	175,500	3,092,372
Kweichow Moutai Co. Ltd. (A Shares)	35,800	3,727,819
Qingdao Port International Co. Ltd. (c)	876,000	719,696
Shanghai International Airport Co. Ltd. (A Shares)	401,700	3,155,010

TOTAL CHINA		10,694,897

Denmark - 0.4%
NNIT A/S (c)	116,870	3,246,757
Novo Nordisk A/S Series B	52,980	2,491,541
Novozymes A/S Series B	25,100	1,180,023

TOTAL DENMARK		6,918,321

Finland - 0.2%
Sampo Oyj (A Shares)	57,000	3,080,286
France - 3.9%
Accor SA	69,300	3,922,395
ALTEN	23,200	2,305,743
Altran Technologies SA	112,500	1,738,944
Amundi SA (c)	45,020	3,831,726
Atos Origin SA	16,059	2,170,060
BNP Paribas SA	64,000	4,944,784
Capgemini SA	34,400	4,735,724
Cegedim SA (b)	39,210	1,666,720
Elis SA	77,700	1,859,721
Kaufman & Broad SA	11,186	589,769
LVMH Moet Hennessy - Louis Vuitton SA	16,646	5,793,010
Rexel SA	145,600	2,259,371
Sartorius Stedim Biotech	19,800	1,850,671
SMCP S.A.S. (c)	20,994	536,076
Societe Generale Series A	149,900	8,203,845
Thales SA	29,100	3,689,822
Total SA (a)	244,501	15,367,317
VINCI SA	78,600	7,858,719

TOTAL FRANCE		73,324,417

Germany - 3.3%
adidas AG	41,320	10,174,209
Aumann AG (c)	10,915	660,366
Deutsche Borse AG	9,362	1,259,087
Deutsche Post AG	153,749	6,673,391
Fresenius SE & Co. KGaA	65,400	5,002,406
Henkel AG & Co. KGaA	24,900	2,969,337
JOST Werke AG (c)	14,800	624,643
Linde AG	19,700	4,378,498
MTU Aero Engines Holdings AG	26,200	4,524,394
Muenchener Rueckversicherungs AG	8,000	1,835,069
Nexus AG	46,000	1,538,724
Rational AG	3,100	1,944,779
Rheinmetall AG	21,200	2,781,562
SAP SE	87,323	9,702,081
Scout24 AG (c)	39,400	2,043,061
WashTec AG	36,200	3,492,838
Wirecard AG	19,900	2,717,933

TOTAL GERMANY		62,322,378

Greece - 0.1%
Ff Group (b)	59,300	1,124,288
Hong Kong - 0.3%
AIA Group Ltd.	467,600	4,179,035
Techtronic Industries Co. Ltd.	231,000	1,353,242

TOTAL HONG KONG		5,532,277

India - 1.7%
Avenue Supermarts Ltd. (b)(c)	1,642	36,611
Bharti Infratel Ltd.	101,893	479,550
Future Retail Ltd.	111,000	1,002,952
HDFC Bank Ltd.	117,751	3,548,993
HDFC Bank Ltd. sponsored ADR	46,893	4,492,818
Housing Development Finance Corp. Ltd.	245,878	6,956,632
Kajaria Ceramics Ltd.	158,300	1,296,129
Kotak Mahindra Bank Ltd. (b)	95,387	1,734,507
Lupin Ltd. (b)	1,335	16,260
Petronet LNG Ltd.	196,298	668,335
PNB Housing Finance Ltd. (c)	53,911	1,131,532
PVR Ltd. (b)	28,483	615,987
Reliance Industries Ltd.	276,192	3,987,770
Sunteck Realty Ltd. (b)	304,120	1,961,525
V-Mart Retail Ltd. (b)	160,867	5,031,365

TOTAL INDIA		32,960,966

Indonesia - 0.2%
PT Bank Central Asia Tbk	393,100	621,602
PT Bank Rakyat Indonesia Tbk	11,290,800	2,603,303
PT Kino Indonesia Tbk	234,500	34,124

TOTAL INDONESIA		3,259,029

Ireland - 1.5%
Accenture PLC Class A	6,000	907,200
Cairn Homes PLC (b)	1,721,239	3,733,109
CRH PLC	141,649	5,030,157
Dalata Hotel Group PLC (b)	249,800	1,990,946
DCC PLC (United Kingdom)	23,400	2,255,035
Glenveagh Properties PLC (c)	446,224	595,979
Green REIT PLC	621,300	1,138,928
Greencore Group PLC	372,815	814,791
James Hardie Industries PLC CDI	171,226	3,023,756
Kerry Group PLC Class A	31,700	3,234,738
Ryanair Holdings PLC sponsored ADR (b)	24,970	2,745,951
United Drug PLC (United Kingdom)	260,800	3,285,247

TOTAL IRELAND		28,755,837

Israel - 0.2%
Frutarom Industries Ltd.	45,200	4,339,210
Italy - 0.5%
Intesa Sanpaolo SpA	1,563,700	5,948,248
Prada SpA	698,600	3,544,630

TOTAL ITALY		9,492,878

Japan - 6.3%
A/S One Corp.	65,700	4,471,350
AEON Financial Service Co. Ltd.	112,100	2,631,253
Ain Holdings, Inc.	40,300	2,691,090
Daiichikosho Co. Ltd.	49,200	2,587,816
Daito Trust Construction Co. Ltd.	10,900	1,820,156
Hoya Corp.	99,000	5,308,617
Keyence Corp.	6,320	3,871,665
Komatsu Ltd.	110,100	3,753,170
Minebea Mitsumi, Inc.	213,400	4,288,692
Misumi Group, Inc.	64,700	1,793,277
Mitsubishi UFJ Financial Group, Inc.	712,000	4,771,356
Monex Group, Inc. (a)	359,400	2,051,460
Morinaga & Co. Ltd.	37,000	1,803,970
Nidec Corp.	23,100	3,621,789
Nintendo Co. Ltd.	8,600	3,613,518
Nitori Holdings Co. Ltd.	33,500	5,663,008
ORIX Corp.	385,600	6,786,447
PALTAC Corp.	36,900	1,849,726
Panasonic Corp.	423,900	6,276,751
Recruit Holdings Co. Ltd.	48,000	1,109,550
Relo Group, Inc.	175,700	3,963,375
Renesas Electronics Corp. (b)	316,600	3,324,705
SMC Corp.	15,800	6,029,784
SMS Co., Ltd.	52,200	1,981,614
SoftBank Corp.	56,600	4,324,733
Sony Corp.	143,000	6,678,975
Start Today Co. Ltd.	127,700	3,691,292
Sundrug Co. Ltd.	59,700	3,074,561
Taiheiyo Cement Corp.	94,000	3,564,124
Tateru, Inc.	79,600	1,355,792
Tsuruha Holdings, Inc.	32,500	4,676,409
VT Holdings Co. Ltd.	280,200	1,278,996
Welcia Holdings Co. Ltd.	112,200	5,778,321

TOTAL JAPAN		120,487,342

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,760,795
Korea (South) - 0.1%
Hyundai Fire & Marine Insurance Co. Ltd.	21,488	767,482
KB Financial Group, Inc.	28,328	1,605,137

TOTAL KOREA (SOUTH)		2,372,619

Netherlands - 2.0%
ASML Holding NV (Netherlands)	30,600	5,820,028
Basic-Fit NV (b)(c)	37,100	1,117,809
IMCD Group BV	66,600	4,105,755
ING Groep NV (Certificaten Van Aandelen)	326,100	5,494,955
Instone Real Estate Group BV (b)(c)	68,600	1,643,738
Koninklijke Philips Electronics NV	168,458	7,130,192
NIBC Holding NV (b)(c)	210,661	2,100,024
Philips Lighting NV (c)	16,900	515,109
Unilever NV (Certificaten Van Aandelen) (Bearer)	170,427	9,770,339
uniQure B.V. (b)	27,300	797,160
Van Lanschot NV (Bearer)	17,200	531,730

TOTAL NETHERLANDS		39,026,839

New Zealand - 0.4%
EBOS Group Ltd.	210,137	2,628,816
Fisher & Paykel Healthcare Corp.	242,612	2,176,448
Ryman Healthcare Group Ltd.	465,018	3,468,179

TOTAL NEW ZEALAND		8,273,443

Norway - 0.8%
Statoil ASA	560,080	14,322,763
Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,750,207
SM Investments Corp.	141,235	2,557,861

TOTAL PHILIPPINES		4,308,068

South Africa - 0.7%
Clicks Group Ltd.	158,805	2,715,077
Distell Group Ltd.	126,410	1,351,404
FirstRand Ltd.	337,500	1,807,490
Naspers Ltd. Class N	15,100	3,678,655
PSG Group Ltd.	117,900	2,121,308
Remgro Ltd.	95,000	1,710,345

TOTAL SOUTH AFRICA		13,384,279

Spain - 1.7%
Aedas Homes SAU (c)	32,625	1,162,240
Amadeus IT Holding SA Class A	39,800	2,917,393
CaixaBank SA	2,086,684	10,147,282
Grifols SA ADR	215,673	4,382,475
Masmovil Ibercom SA (b)	35,552	5,134,738
Neinor Homes SLU (b)(c)	66,100	1,281,947
Prosegur Cash SA (c)	1,332,600	3,894,380
Zardoya Otis SA	303,300	3,102,265

TOTAL SPAIN		32,022,720

Sweden - 0.9%
ASSA ABLOY AB (B Shares)	203,600	4,282,816
Essity AB Class B	170,400	4,339,468
HEXPOL AB (B Shares)	118,900	1,235,621
Indutrade AB	115,500	2,735,601
Saab AB (B Shares) (a)	56,000	2,299,053
Svenska Cellulosa AB (SCA) (B Shares)	272,500	3,028,521

TOTAL SWEDEN		17,921,080

Switzerland - 2.7%
Credit Suisse Group AG	444,556	7,497,989
EDAG Engineering Group AG	77,800	1,490,067
Forbo Holding AG (Reg.)	1,310	1,840,081
Julius Baer Group Ltd.	60,910	3,614,909
Kaba Holding AG (B Shares) (Reg.)	2,620	2,035,721
Lonza Group AG	18,382	4,529,651
Partners Group Holding AG	5,008	3,671,354
Roche Holding AG (participation certificate)	47,009	10,444,811
Schindler Holding AG (participation certificate)	11,528	2,391,682
Swatch Group AG (Bearer)	21,630	10,443,951
UBS Group AG	251,400	4,254,266

TOTAL SWITZERLAND		52,214,482

Taiwan - 0.1%
United Microelectronics Corp.	4,017,000	2,162,420
United Kingdom - 4.8%
Anglo American PLC (United Kingdom)	89,900	2,115,645
Antofagasta PLC	161,800	2,166,022
AstraZeneca PLC (United Kingdom)	150,043	10,503,366
Barclays PLC	3,920	11,176
BCA Marketplace PLC	511,600	1,342,433
BHP Billiton PLC	226,680	4,833,368
British American Tobacco PLC:
(United Kingdom)	98,174	5,384,599
sponsored ADR	27,000	1,474,740
Bunzl PLC	129,986	3,777,671
Clipper Logistics PLC	168,521	1,046,333
CMC Markets PLC (c)	15,395	40,142
Compass Group PLC	179,534	3,855,766
Conviviality PLC (d)	367,080	255,712
Countryside Properties PLC (c)	4,173	20,636
Cranswick PLC	91,656	3,676,967
Dechra Pharmaceuticals PLC	20,200	762,532
Fever-Tree Drinks PLC	42,000	1,639,815
Hastings Group Holdings PLC (c)	129,239	491,068
Hilton Food Group PLC	374,800	4,571,646
Indivior PLC (b)	256,800	1,601,874
JTC PLC (b)(c)	342,900	1,446,896
LivaNova PLC (b)	46,100	4,092,758
London Stock Exchange Group PLC	49,781	2,946,941
Melrose Industries PLC	1,766,892	5,546,055
Micro Focus International PLC	219,930	3,792,282
NCC Group Ltd.	584,200	1,581,191
Reckitt Benckiser Group PLC	21,619	1,695,969
Rex Bionics PLC (b)(d)	100,000	2,409
Rio Tinto PLC	65,813	3,587,200
Senior Engineering Group PLC	457,700	1,861,361
St. James's Place Capital PLC	127,502	1,994,921
Standard Chartered PLC (United Kingdom)	608,943	6,430,005
Tesco PLC	64,230	208,037
The Weir Group PLC	130,800	3,846,346
Zpg PLC	641,900	3,172,496

TOTAL UNITED KINGDOM		91,776,378

United States of America - 54.9%
A.O. Smith Corp.	55,000	3,374,250
Activision Blizzard, Inc.	60,000	3,981,000
Adobe Systems, Inc. (b)	259,124	57,421,878
Adtalem Global Education, Inc. (b)	91,000	4,331,600
Agilent Technologies, Inc.	50,900	3,346,166
Alphabet, Inc. Class A (b)	29,500	30,048,110
Amazon.com, Inc. (b)	23,000	36,020,990
American Tower Corp.	28,000	3,818,080
Amphenol Corp. Class A	34,000	2,846,140
Baker Hughes, a GE Co. Class A	85,000	3,069,350
Bank of America Corp.	1,711,000	51,193,120
BlackRock, Inc. Class A	13,000	6,779,500
bluebird bio, Inc. (b)	14,200	2,416,130
Boston Scientific Corp. (b)	203,159	5,834,726
Broadridge Financial Solutions, Inc.	15,000	1,608,150
Cboe Global Markets, Inc.	7,000	747,460
Charles Schwab Corp.	796,000	44,321,280
Chevron Corp.	215,100	26,911,161
Chipotle Mexican Grill, Inc. (b)	8,000	3,386,640
ConocoPhillips Co.	268,600	17,593,300
CSX Corp.	66,000	3,919,740
Dollar Tree, Inc. (b)	55,000	5,273,950
DowDuPont, Inc.	83,000	5,248,920
Edwards Lifesciences Corp. (b)	13,000	1,655,680
Electronic Arts, Inc. (b)	23,000	2,713,540
EOG Resources, Inc.	100,000	11,817,000
Facebook, Inc. Class A (b)	48,500	8,342,000
FibroGen, Inc. (b)	15,000	681,750
FleetCor Technologies, Inc. (b)	8,000	1,658,240
Fortive Corp.	18,000	1,265,580
General Electric Co.	520,000	7,316,400
Harris Corp.	58,000	9,072,360
HealthSouth Corp.	2	122
Humana, Inc.	192,000	56,482,560
Intercept Pharmaceuticals, Inc. (a)(b)	17,060	1,160,251
Intuit, Inc.	289,000	53,404,310
Intuitive Surgical, Inc. (b)	10,700	4,716,346
Kirby Corp. (b)	50,000	4,265,000
Lowe's Companies, Inc.	122,000	10,056,460
Marriott International, Inc. Class A	194,000	26,515,920
MasterCard, Inc. Class A	220,000	39,219,400
McCormick & Co., Inc. (non-vtg.)	51,000	5,375,910
Microsoft Corp.	616,000	57,608,323
MSCI, Inc.	124,400	18,638,852
Nektar Therapeutics (b)	121,000	10,122,860
Netflix, Inc. (b)	23,000	7,186,580
Norfolk Southern Corp.	142,000	20,372,740
Northrop Grumman Corp.	72,000	23,186,880
OptiNose, Inc. (a)	41,200	881,680
Parametric Technology Corp. (b)	215,000	17,705,250
PayPal Holdings, Inc. (b)	395,000	29,470,950
Phillips 66 Co.	88,000	9,795,280
Raymond James Financial, Inc.	44,000	3,949,000
Red Hat, Inc. (b)	51,000	8,316,060
RingCentral, Inc. (b)	40,245	2,698,427
S&P Global, Inc.	301,092	56,785,951
Salesforce.com, Inc. (b)	262,000	31,699,380
Sarepta Therapeutics, Inc. (b)	69,000	5,268,840
Spirit Airlines, Inc. (b)	23,000	821,560
Square, Inc. (b)	755,000	35,741,700
Stamps.com, Inc. (b)	7,000	1,594,250
SVB Financial Group (b)	7,000	2,097,270
T. Rowe Price Group, Inc.	39,000	4,438,980
The AES Corp.	625,000	7,650,000
Union Pacific Corp.	422,000	56,391,860
UnitedHealth Group, Inc.	146,000	34,514,400
VF Corp.	20,000	1,617,400
Visa, Inc. Class A	119,000	15,098,720
Walmart, Inc.	52,000	4,599,920
Whiting Petroleum Corp. (b)	55,000	2,245,100
Workday, Inc. Class A (b)	17,000	2,122,280
Worldpay, Inc. (b)	14,000	1,137,080
Zoetis, Inc. Class A	24,000	2,003,520

TOTAL UNITED STATES OF AMERICA		1,044,971,563

TOTAL COMMON STOCKS
(Cost $1,374,365,411)		1,769,788,023

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(e)	369,166	2,063,291
Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.3%
Itausa-Investimentos Itau SA (PN)	1,131,700	4,396,676
TOTAL PREFERRED STOCKS
(Cost $5,177,512)		6,459,967
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.79% 5/10/18 to 7/19/18(f)
(Cost $638,334)	640,000	638,347
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.74% (g)	118,012,112	118,035,714
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)	7,502,803	7,503,554
TOTAL MONEY MARKET FUNDS
(Cost $125,538,854)		125,539,268
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,505,720,111)		1,902,425,605
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,621)
NET ASSETS - 100%		$1,902,295,984

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	138	June 2018	$22,375,137	$425,936	$425,936

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,288,384 or 1.6% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,063,291 or 0.1% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $638,347.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$370,315
Fidelity Securities Lending Cash Central Fund	99,761
Total	$470,076

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,136,757	$156,546,775	$38,526,691	$2,063,291
Consumer Staples	84,625,166	54,413,261	29,956,193	255,712
Energy	115,595,130	81,248,945	34,346,185	--
Financials	347,547,138	270,568,688	76,978,450	--
Health Care	211,228,405	180,364,033	30,861,963	2,409
Industrials	237,582,977	211,569,001	26,013,976	--
Information Technology	482,591,079	460,885,088	21,705,991	--
Materials	58,816,617	38,691,904	20,124,713	--
Real Estate	18,416,117	15,498,288	2,917,829	--
Telecommunication Services	11,699,816	6,895,533	4,804,283	--
Utilities	11,008,788	7,650,000	3,358,788	--
Government Obligations	638,347	--	638,347	--
Money Market Funds	125,539,268	125,539,268	--	--
Total Investments in Securities:	$1,902,425,605	$1,609,870,784	$290,233,409	$2,321,412
Derivative Instruments:
Assets
Futures Contracts	$425,936	$425,936	$--	$--
Total Assets	$425,936	$425,936	$--	$--
Total Derivative Instruments:	$425,936	$425,936	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$84,534,408
Level 2 to Level 1	$84,248,426

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$425,936	$0
Total Equity Risk	425,936	0
Total Value of Derivatives	$425,936	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,151,967) — See accompanying schedule: Unaffiliated issuers (cost $1,380,181,257)	$1,776,886,337
Fidelity Central Funds (cost $125,538,854)	125,539,268
Total Investment in Securities (cost $1,505,720,111)		$1,902,425,605
Cash		428,844
Receivable for investments sold		18,019,511
Receivable for fund shares sold		2,595,958
Dividends receivable		3,653,288
Distributions receivable from Fidelity Central Funds		159,647
Prepaid expenses		834
Other receivables		131,096
Total assets		1,927,414,783
Liabilities
Payable for investments purchased	$14,013,013
Payable for fund shares redeemed	1,638,069
Accrued management fee	1,163,885
Distribution and service plan fees payable	21,223
Payable for daily variation margin on futures contracts	88,364
Other affiliated payables	321,438
Other payables and accrued expenses	368,850
Collateral on securities loaned	7,503,957
Total liabilities		25,118,799
Net Assets		$1,902,295,984
Net Assets consist of:
Paid in capital		$1,400,947,941
Undistributed net investment income		2,587,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		101,972,231
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		396,787,972
Net Assets		$1,902,295,984
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,570,347 ÷ 1,321,010 shares)		$26.93
Maximum offering price per share (100/94.25 of $26.93)		$28.57
Class M:
Net Asset Value and redemption price per share ($11,401,637 ÷ 425,605 shares)		$26.79
Maximum offering price per share (100/96.50 of $26.79)		$27.76
Class C:
Net Asset Value and offering price per share ($10,996,552 ÷ 418,486 shares)(a)		$26.28
Worldwide:
Net Asset Value, offering price and redemption price per share ($1,818,839,662 ÷ 66,788,293 shares)		$27.23
Class I:
Net Asset Value, offering price and redemption price per share ($25,487,786 ÷ 940,556 shares)		$27.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$12,493,258
Interest		1,820
Income from Fidelity Central Funds		470,076
Income before foreign taxes withheld		12,965,154
Less foreign taxes withheld		(734,238)
Total income		12,230,916
Expenses
Management fee
Basic fee	$6,135,841
Performance adjustment	383,783
Transfer agent fees	1,566,045
Distribution and service plan fees	124,445
Accounting and security lending fees	283,155
Custodian fees and expenses	95,537
Independent trustees' fees and expenses	3,609
Registration fees	95,374
Audit	34,335
Legal	8,342
Miscellaneous	5,601
Total expenses before reductions	8,736,067
Expense reductions	(190,590)	8,545,477
Net investment income (loss)		3,685,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	111,393,511
Fidelity Central Funds	976
Foreign currency transactions	56,927
Futures contracts	529,760
Total net realized gain (loss)		111,981,174
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $198,684)	(21,319,848)
Fidelity Central Funds	11
Assets and liabilities in foreign currencies	2,751
Futures contracts	(298,957)
Total change in net unrealized appreciation (depreciation)		(21,616,043)
Net gain (loss)		90,365,131
Net increase (decrease) in net assets resulting from operations		$94,050,570

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,685,439	$11,957,628
Net realized gain (loss)	111,981,174	144,161,836
Change in net unrealized appreciation (depreciation)	(21,616,043)	210,799,339
Net increase (decrease) in net assets resulting from operations	94,050,570	366,918,803
Distributions to shareholders from net investment income	(10,719,880)	(12,665,638)
Distributions to shareholders from net realized gain	(103,628,896)	(4,590,871)
Total distributions	(114,348,776)	(17,256,509)
Share transactions - net increase (decrease)	190,988,948	(100,984,602)
Redemption fees	–	2,108
Total increase (decrease) in net assets	170,690,742	248,679,800
Net Assets
Beginning of period	1,731,605,242	1,482,925,442
End of period	$1,902,295,984	$1,731,605,242
Other Information
Undistributed net investment income end of period	$2,587,840	$9,622,281

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.28	$21.83	$22.88	$24.64	$25.18	$19.69
Income from Investment Operations
Net investment income (loss)A	.01	.11	.12	.06	.02	.02
Net realized and unrealized gain (loss)	1.38	5.53	(.35)	.58	1.46	5.66
Total from investment operations	1.39	5.64	(.23)	.64	1.48	5.68
Distributions from net investment income	(.09)	(.12)	(.07)	–	(.04)	(.11)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.40)	(1.98)	(.08)
Total distributions	(1.74)	(.19)	(.82)	(2.40)	(2.02)	(.19)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$26.93	$27.28	$21.83	$22.88	$24.64	$25.18
Total ReturnC,D,E	5.37%	26.06%	(1.09)%	2.73%	6.29%	29.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.12%	1.22%	1.27%	1.31%	1.45%
Expenses net of fee waivers, if any	1.23%H	1.12%	1.22%	1.26%	1.31%	1.45%
Expenses net of all reductions	1.21%H	1.11%	1.22%	1.26%	1.31%	1.42%
Net investment income (loss)	.11%H	.47%	.55%	.27%	.10%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$35,570	$32,823	$29,052	$31,043	$33,788	$28,661
Portfolio turnover rateI	122%H	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.11	$21.67	$22.72	$24.49	$25.05	$19.61
Income from Investment Operations
Net investment income (loss)A	(.02)	.04	.05	(.01)	(.04)	(.04)
Net realized and unrealized gain (loss)	1.37	5.50	(.35)	.57	1.46	5.63
Total from investment operations	1.35	5.54	(.30)	.56	1.42	5.59
Distributions from net investment income	(.02)	(.03)	–B	–	–	(.07)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.33)	(1.98)	(.08)
Total distributions	(1.67)	(.10)	(.75)	(2.33)	(1.98)	(.15)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$26.79	$27.11	$21.67	$22.72	$24.49	$25.05
Total ReturnC,D,E	5.22%	25.68%	(1.38)%	2.36%	6.05%	28.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.42%	1.53%	1.57%	1.58%	1.71%
Expenses net of fee waivers, if any	1.52%H	1.42%	1.52%	1.56%	1.58%	1.70%
Expenses net of all reductions	1.50%H	1.41%	1.52%	1.56%	1.58%	1.68%
Net investment income (loss)	(.18)%H	.17%	.25%	(.04)%	(.17)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,402	$10,634	$9,270	$13,055	$12,160	$9,822
Portfolio turnover rateI	122%H	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.67	$21.33	$22.48	$24.12	$24.78	$19.41
Income from Investment Operations
Net investment income (loss)A	(.09)	(.07)	(.05)	(.12)	(.15)	(.14)
Net realized and unrealized gain (loss)	1.35	5.42	(.35)	.57	1.44	5.58
Total from investment operations	1.26	5.35	(.40)	.45	1.29	5.44
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.65)	(.01)	(.75)	(2.09)	(1.95)	(.07)
Total distributions	(1.65)	(.01)	(.75)	(2.09)	(1.95)	(.07)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$26.28	$26.67	$21.33	$22.48	$24.12	$24.78
Total ReturnC,D,E	4.96%	25.10%	(1.88)%	1.90%	5.55%	28.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.01%H	1.89%	2.01%	2.07%	2.04%	2.15%
Expenses net of fee waivers, if any	2.01%H	1.89%	2.01%	2.07%	2.04%	2.14%
Expenses net of all reductions	1.99%H	1.88%	2.00%	2.06%	2.03%	2.12%
Net investment income (loss)	(.66)%H	(.30)%	(.24)%	(.54)%	(.63)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,997	$10,264	$10,315	$11,231	$9,229	$10,778
Portfolio turnover rateI	122%H	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.61	$22.09	$23.14	$24.92	$25.41	$19.85
Income from Investment Operations
Net investment income (loss)A	.06	.19	.19	.13	.11	.10
Net realized and unrealized gain (loss)	1.38	5.60	(.35)	.58	1.47	5.70
Total from investment operations	1.44	5.79	(.16)	.71	1.58	5.80
Distributions from net investment income	(.17)	(.20)	(.14)	(.08)	(.09)	(.16)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.41)	(1.98)	(.08)
Total distributions	(1.82)	(.27)	(.89)	(2.49)	(2.07)	(.24)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$27.23	$27.61	$22.09	$23.14	$24.92	$25.41
Total ReturnC,D	5.51%	26.49%	(.78)%	3.01%	6.64%	29.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.81%	.91%	.96%	.98%	1.11%
Expenses net of fee waivers, if any	.93%G	.81%	.91%	.96%	.97%	1.11%
Expenses net of all reductions	.91%G	.80%	.90%	.95%	.97%	1.08%
Net investment income (loss)	.42%G	.79%	.87%	.57%	.44%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,818,840	$1,656,173	$1,421,364	$1,543,516	$1,535,658	$1,464,415
Portfolio turnover rateH	122%G	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.49	$21.99	$23.03	$24.81	$25.31	$19.78
Income from Investment Operations
Net investment income (loss)A	.05	.19	.17	.13	.10	.08
Net realized and unrealized gain (loss)	1.38	5.56	(.35)	.58	1.47	5.68
Total from investment operations	1.43	5.75	(.18)	.71	1.57	5.76
Distributions from net investment income	(.18)	(.18)	(.11)	(.07)	(.09)	(.15)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.41)	(1.98)	(.08)
Total distributions	(1.82)B	(.25)	(.86)	(2.49)C	(2.07)	(.23)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$27.10	$27.49	$21.99	$23.03	$24.81	$25.31
Total ReturnE,F	5.50%	26.45%	(.86)%	3.00%	6.63%	29.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.95%I	.83%	.99%	.98%	1.01%	1.17%
Expenses net of fee waivers, if any	.95%I	.83%	.99%	.98%	1.01%	1.17%
Expenses net of all reductions	.93%I	.82%	.98%	.97%	1.00%	1.14%
Net investment income (loss)	.39%I	.77%	.78%	.55%	.40%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$25,488	$21,711	$12,924	$25,173	$19,107	$10,639
Portfolio turnover rateJ	122%I	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.82 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $1.648 per share.

 C Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$422,693,405
Gross unrealized depreciation	(34,928,488)
Net unrealized appreciation (depreciation)	$387,764,917
Tax cost	$1,515,086,624

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,092,564,022 and $1,096,412,218, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$42,426	$1,315
Class M	.25%	.25%	27,863	295
Class C	.75%	.25%	54,156	5,394
			$124,445	$7,004

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,070
Class M	1,933
Class C(a)	757
$14,760

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$37,700.22
Class M	14,558.26
Class C	13,240.24
Worldwide	1,477,266.17
Class I	23,281.19
	$1,566,045

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,055 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of loaned securities to FCM at period end was $184,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $99,761, including $710 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $181,494 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $326.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,770.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$109,584	$156,512
Class M	7,454	13,192
Worldwide	10,457,481	12,387,164
Class I	145,361	108,770
Total	$10,719,880	$12,665,638
From net realized gain
Class A	$1,941,882	$90,544
Class M	646,560	29,788
Class C	633,806	5,172
Worldwide	99,045,540	4,423,987
Class I	1,361,108	41,380
Total	$103,628,896	$4,590,871

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	185,097	252,685	$5,028,206	$6,107,897
Reinvestment of distributions	78,436	11,049	2,026,788	241,860
Shares redeemed	(145,667)	(391,649)	(3,964,853)	(9,231,105)
Net increase (decrease)	117,866	(127,915)	$3,090,141	$(2,881,348)
Class M
Shares sold	54,068	59,279	$1,466,106	$1,423,926
Reinvestment of distributions	25,202	1,947	648,710	42,456
Shares redeemed	(45,871)	(96,788)	(1,238,552)	(2,279,691)
Net increase (decrease)	33,399	(35,562)	$876,264	$(813,309)
Class C
Shares sold	46,901	50,318	$1,240,087	$1,172,168
Reinvestment of distributions	23,576	220	596,476	4,750
Shares redeemed	(36,845)	(149,358)	(975,582)	(3,414,844)
Net increase (decrease)	33,632	(98,820)	$860,981	$(2,237,926)
Worldwide
Shares sold	7,555,999	6,214,435	$207,524,618	$152,123,337
Reinvestment of distributions	4,051,546	735,217	105,785,860	16,240,943
Shares redeemed	(4,799,918)	(11,303,639)	(131,208,239)	(268,415,255)
Net increase (decrease)	6,807,627	(4,353,987)	$182,102,239	$(100,050,975)
Class I
Shares sold	270,557	418,936	$7,370,446	$10,241,482
Reinvestment of distributions	55,804	6,375	1,449,797	140,244
Shares redeemed	(175,604)	(223,274)	(4,760,920)	(5,382,770)
Net increase (decrease)	150,757	202,037	$4,059,323	$4,998,956

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Diversified International
Diversified International	.84%
Actual		$1,000.00	$1,009.10	$4.18
Hypothetical-C		$1,000.00	$1,020.63	$4.21
Class K	.72%
Actual		$1,000.00	$1,009.50	$3.59
Hypothetical-C		$1,000.00	$1,021.22	$3.61
International Cap Appreciation	1.08%
Actual		$1,000.00	$1,028.40	$5.43
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Overseas
Overseas	.99%
Actual		$1,000.00	$1,021.00	$4.96
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class K	.88%
Actual		$1,000.00	$1,021.50	$4.41
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Worldwide
Class A	1.23%
Actual		$1,000.00	$1,053.70	$6.26
Hypothetical-C		$1,000.00	$1,018.70	$6.16
Class M	1.52%
Actual		$1,000.00	$1,052.20	$7.73
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Class C	2.01%
Actual		$1,000.00	$1,049.60	$10.21
Hypothetical-C		$1,000.00	$1,014.83	$10.04
Worldwide	.93%
Actual		$1,000.00	$1,055.10	$4.74
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class I	.95%
Actual		$1,000.00	$1,055.00	$4.84
Hypothetical-C		$1,000.00	$1,020.08	$4.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

IBD-SANN-0618
1.703569.120

Fidelity® Diversified International Fund Class K Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	17.1%
United Kingdom	15.0%
United States of America*	9.3%
France	7.6%
Germany	7.4%
Netherlands	5.4%
India	4.2%
Switzerland	4.1%
Canada	3.4%
Other	26.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.3
Short-Term Investments and Net Other Assets (Liabilities)	3.7

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Prudential PLC (United Kingdom, Insurance)	1.6
ORIX Corp. (Japan, Diversified Financial Services)	1.6
British American Tobacco PLC sponsored ADR (United Kingdom, Tobacco)	1.4
Keyence Corp. (Japan, Electronic Equipment & Components)	1.4
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.4
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.2
Wolseley PLC (Bailiwick of Jersey, Trading Companies & Distributors)	1.2
SAP SE (Germany, Software)	1.2
HDFC Bank Ltd. (India, Banks)	1.1
13.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	25.9
Industrials	15.8
Information Technology	11.8
Consumer Staples	10.8
Consumer Discretionary	10.7
Health Care	9.8
Materials	5.5
Energy	4.7
Telecommunication Services	1.0
Utilities	0.2

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 1.0%
Amcor Ltd.	4,821,629	$49,686,764
Bapcor Ltd.	758,759	3,347,635
CSL Ltd.	493,899	63,263,054
Link Administration Holdings Ltd.	1,147,262	7,138,659
Magellan Financial Group Ltd.	2,777,540	48,524,932
Technology One Ltd.	527,524	1,959,473

TOTAL AUSTRALIA		173,920,517

Austria - 0.1%
Andritz AG	366,300	19,710,843
Bailiwick of Jersey - 2.4%
Glencore Xstrata PLC	16,288,761	78,643,554
Shire PLC	1,937,787	103,187,022
Wolseley PLC	2,712,825	208,398,838
WPP PLC	1,108,809	19,027,306

TOTAL BAILIWICK OF JERSEY		409,256,720

Belgium - 1.2%
KBC Groep NV	1,993,688	174,308,621
Umicore SA	478,648	26,738,989

TOTAL BELGIUM		201,047,610

Bermuda - 1.2%
Credicorp Ltd. (United States)	334,900	77,860,901
Hiscox Ltd.	3,462,400	70,975,956
IHS Markit Ltd. (a)	1,084,000	53,256,920

TOTAL BERMUDA		202,093,777

Canada - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,842,181	166,111,973
CCL Industries, Inc. Class B	347,400	16,851,180
Cenovus Energy, Inc.	9,098,300	91,128,267
Constellation Software, Inc.	53,024	37,895,878
Fairfax India Holdings Corp. (a)	4,410,200	77,178,500
PrairieSky Royalty Ltd. (b)	721,298	15,993,889
Suncor Energy, Inc.	4,814,200	184,101,577

TOTAL CANADA		589,261,264

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	481,100	85,895,594
ENN Energy Holdings Ltd.	2,995,000	28,007,837
JD.com, Inc. sponsored ADR (a)	1,251,092	45,677,369
NetEase, Inc. ADR	145,900	37,506,513
Zai Lab Ltd. ADR	556,327	10,386,625

TOTAL CAYMAN ISLANDS		207,473,938

China - 0.7%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,389,310	8,414,887
Kweichow Moutai Co. Ltd. (A Shares)	484,010	50,399,489
Shanghai International Airport Co. Ltd. (A Shares)	5,833,200	45,814,792
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	4,621,300	20,905,647

TOTAL CHINA		125,534,815

Curacao - 0.3%
Schlumberger Ltd.	748,800	51,337,728
Denmark - 0.3%
NNIT A/S (c)	356,425	9,901,818
Novozymes A/S Series B	860,800	40,468,682
SimCorp A/S	25,785	1,877,340

TOTAL DENMARK		52,247,840

Finland - 0.4%
Sampo Oyj (A Shares)	1,309,900	70,787,127
France - 7.6%
Aeroports de Paris	235,600	51,894,726
Amundi SA (c)	1,735,613	147,720,883
BNP Paribas SA	2,286,500	176,660,130
Capgemini SA	510,700	70,306,231
Compagnie de St. Gobain	1,601,800	84,133,844
Eiffage SA	304,000	36,233,797
Elis SA	1,911,900	45,760,623
Iliad SA	82,686	16,570,375
Kering SA (b)	135,100	78,245,186
LVMH Moet Hennessy - Louis Vuitton SA (b)	456,221	158,770,450
Maisons du Monde SA (c)	781,800	31,797,345
Sanofi SA(b)	2,008,821	158,822,056
Societe Generale Series A	1,742,200	95,348,493
SR Teleperformance SA	170,600	27,379,601
Thales SA	203,500	25,803,393
VINCI SA (b)	1,242,900	124,269,742

TOTAL FRANCE		1,329,716,875

Germany - 6.7%
adidas AG	570,517	140,478,196
Aumann AG (c)	311,300	18,833,887
Axel Springer Verlag AG	734,700	60,198,129
Bayer AG	1,418,662	169,557,930
Brenntag AG	139,700	8,016,706
Deutsche Borse AG	315,800	42,471,656
Deutsche Post AG	2,333,932	101,303,035
Fresenius SE & Co. KGaA	1,573,800	120,378,993
Hannover Reuck SE	374,600	52,745,988
Linde AG	451,900	100,438,743
Morphosys AG sponsored ADR	714,900	18,716,082
Rational AG	29,539	18,531,239
SAP SE	1,844,444	204,928,207
Scout24 AG (c)	716,300	37,143,267
Symrise AG	815,600	66,088,035

TOTAL GERMANY		1,159,830,093

Hong Kong - 1.6%
AIA Group Ltd.	23,996,000	214,457,053
Techtronic Industries Co. Ltd.	10,345,000	60,602,994

TOTAL HONG KONG		275,060,047

Hungary - 0.0%
OTP Bank PLC	209,900	9,170,420
India - 4.2%
Adani Ports & Special Economic Zone Ltd.	5,899,236	36,086,139
Axis Bank Ltd.	5,377,605	41,689,657
Future Retail Ltd.	623,777	5,636,203
Godrej Consumer Products Ltd.	832,727	13,954,171
HDFC Bank Ltd.	6,420,497	193,512,573
Housing Development Finance Corp. Ltd.	6,630,847	187,606,708
ICICI Bank Ltd.	9,472,506	40,482,586
Kajaria Ceramics Ltd.	1,306,007	10,693,327
Kotak Mahindra Bank Ltd. (a)	2,387,505	43,414,139
LIC Housing Finance Ltd.	3,114,373	25,498,183
Motherson Sumi Systems Ltd.	1,881,915	9,970,933
PC Jeweller Ltd.	927,631	2,008,313
Reliance Industries Ltd.	8,261,612	119,284,455

TOTAL INDIA		729,837,387

Indonesia - 0.9%
PT Bank Central Asia Tbk	44,925,500	71,039,922
PT Bank Rakyat Indonesia Tbk	358,339,600	82,621,817

TOTAL INDONESIA		153,661,739

Ireland - 3.3%
Allergan PLC	211,600	32,512,340
CRH PLC	2,322,800	82,438,695
DCC PLC (United Kingdom)	659,189	63,525,385
Kerry Group PLC Class A	887,000	90,511,432
Kingspan Group PLC (Ireland)	1,669,300	75,594,251
Paddy Power Betfair PLC (Ireland)	554,700	54,894,676
Ryanair Holdings PLC sponsored ADR (a)	1,563,399	171,926,988

TOTAL IRELAND		571,403,767

Israel - 0.6%
Check Point Software Technologies Ltd. (a)	840,000	81,068,400
Frutarom Industries Ltd.	134,449	12,907,134
SodaStream International Ltd. (a)	186,660	17,637,503

TOTAL ISRAEL		111,613,037

Italy - 1.0%
Buzzi Unicem SpA	256,200	6,484,754
Intesa Sanpaolo SpA	34,394,200	130,834,076
Prada SpA	9,035,500	45,845,273

TOTAL ITALY		183,164,103

Japan - 17.1%
Bandai Namco Holdings, Inc.	312,400	10,616,228
Bridgestone Corp.	2,224,600	93,383,547
Daikin Industries Ltd.	966,700	113,232,652
East Japan Railway Co.	484,900	46,529,464
GMO Internet, Inc.	253,600	4,674,387
Hoya Corp.	3,371,100	180,766,449
Itochu Corp.	1,564,400	31,396,758
Kao Corp.	1,066,400	76,624,332
Keyence Corp.	397,720	243,645,338
Minebea Mitsumi, Inc.	6,453,100	129,687,712
Misumi Group, Inc.	1,921,700	53,263,364
Mitsubishi UFJ Financial Group, Inc.	24,726,300	165,699,427
Morinaga & Co. Ltd.	1,112,700	54,250,741
Nabtesco Corp.	678,900	24,561,375
Nidec Corp.	566,000	88,741,676
Nintendo Co. Ltd.	41,500	17,437,326
Nissan Chemical Industries Co. Ltd.	121,500	5,418,153
Nitori Holdings Co. Ltd.	841,700	142,285,181
Olympus Corp.	1,609,200	60,131,559
ORIX Corp.	15,434,200	271,637,402
Outsourcing, Inc.	1,570,400	26,489,367
PALTAC Corp.	637,800	31,971,679
Panasonic Corp.	3,601,600	53,329,432
Recruit Holdings Co. Ltd.	5,450,800	125,998,643
Renesas Electronics Corp. (a)(b)	8,742,300	91,805,346
Seria Co. Ltd.	394,900	19,362,093
Shin-Etsu Chemical Co. Ltd.	515,800	51,924,433
Shiseido Co. Ltd.	274,300	17,845,057
SMC Corp.	212,500	81,096,780
SoftBank Corp.	1,520,100	116,148,880
Sohgo Security Services Co., Ltd.	403,200	19,953,458
Sony Corp.	2,374,200	110,889,664
Start Today Co. Ltd.	1,235,400	35,710,428
Subaru Corp.	1,350,200	45,438,948
Sundrug Co. Ltd.	630,900	32,491,465
Tsubaki Nakashima Co. Ltd.	601,600	14,231,043
Tsuruha Holdings, Inc.	1,223,400	176,034,413
Welcia Holdings Co. Ltd.	1,985,800	102,269,063

TOTAL JAPAN		2,966,973,263

Korea (South) - 0.3%
LG Chemical Ltd.	147,738	49,663,310
Liberia - 0.1%
Royal Caribbean Cruises Ltd.	86,500	9,358,435
Luxembourg - 1.0%
B&M European Value Retail S.A.	27,227,388	151,922,430
Eurofins Scientific SA	2,838	1,534,686
Samsonite International SA	3,760,200	16,961,113

TOTAL LUXEMBOURG		170,418,229

Netherlands - 5.4%
ASML Holding NV	757,000	142,656,650
ING Groep NV (Certificaten Van Aandelen)	7,083,100	119,353,931
Koninklijke Philips Electronics NV (d)	2,525,900	106,911,824
LyondellBasell Industries NV Class A	815,600	86,233,388
Philips Lighting NV (c)	534,800	16,300,610
RELX NV	5,237,910	111,420,162
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,892,957	223,177,730
Wolters Kluwer NV	1,939,900	105,019,800
Yandex NV Series A (a)	878,400	29,303,424

TOTAL NETHERLANDS		940,377,519

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	4,972,797	37,087,916
Norway - 1.6%
Schibsted ASA (A Shares)	1,290,100	37,727,018
Statoil ASA	9,486,900	242,605,734

TOTAL NORWAY		280,332,752

South Africa - 0.8%
Capitec Bank Holdings Ltd.	165,800	11,803,968
Naspers Ltd. Class N	523,179	127,456,639

TOTAL SOUTH AFRICA		139,260,607

Spain - 2.3%
Aedas Homes SAU (c)	479,525	17,082,695
Amadeus IT Holding SA Class A	2,075,900	152,166,210
CaixaBank SA	24,610,800	119,679,223
Masmovil Ibercom SA (a)	252,704	36,497,776
Neinor Homes SLU (a)(c)	941,400	18,257,564
Prosegur Cash SA (c)	19,390,474	56,666,566

TOTAL SPAIN		400,350,034

Sweden - 2.3%
Alfa Laval AB	887,100	22,054,287
ASSA ABLOY AB (B Shares) (b)	4,647,400	97,760,111
Coor Service Management Holding AB	4,332,800	30,133,387
Essity AB Class B	2,764,200	70,394,112
HEXPOL AB (B Shares)	2,907,700	30,217,115
Indutrade AB	662,000	15,679,375
Nordea Bank AB	13,563,600	138,445,018

TOTAL SWEDEN		404,683,405

Switzerland - 4.1%
Credit Suisse Group AG	7,488,621	126,304,896
Julius Baer Group Ltd.	1,122,840	66,638,726
Lonza Group AG	234,910	57,885,996
Roche Holding AG (participation certificate)	707,129	157,115,202
Sika AG	16,601	121,115,267
Swatch Group AG (Bearer)	130,180	62,856,842
TE Connectivity Ltd.	174,200	15,982,850
UBS Group AG	6,442,107	109,015,272

TOTAL SWITZERLAND		716,915,051

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,063,400	156,237,730
Tripod Technology Corp.	4,764,000	14,385,079
United Microelectronics Corp.	96,782,000	52,099,401

TOTAL TAIWAN		222,722,210

Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	6,269,900	39,739,053
United Kingdom - 15.0%
Admiral Group PLC	1,636,100	44,890,708
Aon PLC	210,000	29,918,700
Ascential PLC	6,044,532	35,066,832
Ashtead Group PLC	1,284,900	35,962,181
AstraZeneca PLC (United Kingdom)	1,766,355	123,649,043
Beazley PLC	2,149,300	17,502,138
British American Tobacco PLC sponsored ADR	4,515,800	246,652,996
Bunzl PLC	3,159,670	91,826,763
Coca-Cola European Partners PLC	1,115,500	43,727,600
Compass Group PLC	4,190,288	89,992,805
Cranswick PLC	398,946	16,004,532
DS Smith PLC	4,025,000	28,947,320
Essentra PLC	2,898,548	17,597,801
Halma PLC	1,899,156	31,976,168
Hastings Group Holdings PLC (c)	13,493,282	51,270,316
Imperial Tobacco Group PLC	1,447,233	51,892,206
Indivior PLC (a)	12,419,900	77,473,197
Informa PLC	2,818,468	28,674,567
ITV PLC	4,325,900	9,031,465
John Wood Group PLC	4,352,500	34,071,005
LivaNova PLC (a)	272,400	24,183,672
Lloyds Banking Group PLC	139,927,600	124,108,476
London Stock Exchange Group PLC	1,903,500	112,683,584
Melrose Industries PLC	42,547,312	133,550,737
Micro Focus International PLC	4,182,495	72,119,314
Prudential PLC	11,063,856	284,496,641
Reckitt Benckiser Group PLC	2,108,987	165,445,981
Spectris PLC	1,694,100	62,737,995
St. James's Place Capital PLC	9,395,400	147,002,266
Standard Chartered PLC (United Kingdom)	8,139,416	85,946,446
Standard Life PLC	15,620,302	78,555,828
Tesco PLC	37,967,019	122,972,851
The Weir Group PLC	2,871,100	84,428,463

TOTAL UNITED KINGDOM		2,604,360,597

United States of America - 5.6%
Alphabet, Inc. Class C (a)	103,003	104,788,042
Amgen, Inc.	590,600	103,047,888
Becton, Dickinson & Co.	118,100	27,383,847
Boston Scientific Corp. (a)	299,100	8,590,152
Citigroup, Inc.	1,106,700	75,554,409
Coty, Inc. Class A	4,749,300	82,400,355
DocuSign, Inc.	50,000	1,931,500
DowDuPont, Inc.	789,600	49,934,304
FleetCor Technologies, Inc. (a)	73,900	15,317,992
MasterCard, Inc. Class A	793,400	141,439,418
nLIGHT, Inc. (a)	21,400	533,502
Oceaneering International, Inc.	1,011,100	21,475,764
Quintiles Transnational Holdings, Inc. (a)	184,200	17,638,992
S&P Global, Inc.	686,700	129,511,620
Smartsheet, Inc.	40,300	777,790
Valero Energy Corp.	491,600	54,533,188
Visa, Inc. Class A	1,071,300	135,926,544

TOTAL UNITED STATES OF AMERICA		970,785,307

TOTAL COMMON STOCKS
(Cost $12,288,182,954)		16,579,157,335

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.2%
Itau Unibanco Holding SA	1,554,050	22,628,480
Germany - 0.7%
Henkel AG & Co. KGaA	600,900	76,483,177
Jungheinrich AG	364,600	15,427,795
Sartorius AG (non-vtg.)	204,084	31,496,545

TOTAL GERMANY		123,407,517

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $80,660,531)		146,035,997

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.74% (e)	582,997,922	583,114,522
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	171,000,265	171,017,365
TOTAL MONEY MARKET FUNDS
(Cost $754,109,153)		754,131,887
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $13,122,952,638)		17,479,325,219
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(98,292,360)
NET ASSETS - 100%		$17,381,032,859

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $404,974,951 or 2.3% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,724,434
Fidelity Securities Lending Cash Central Fund	2,026,468
Total	$4,750,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,864,430,421	$1,250,584,466	$613,845,955	$--
Consumer Staples	1,880,177,178	1,304,226,956	575,950,222	--
Energy	814,531,607	452,641,418	361,890,189	--
Financials	4,503,963,415	2,228,637,279	2,275,326,136	--
Health Care	1,722,528,535	819,116,757	903,411,778	--
Industrials	2,725,613,429	2,407,446,394	318,167,035	--
Information Technology	2,077,843,563	1,699,361,217	378,482,346	--
Materials	921,797,621	749,203,480	172,594,141	--
Real Estate	17,082,695	17,082,695	--	--
Telecommunication Services	169,217,031	53,068,151	116,148,880	--
Utilities	28,007,837	--	28,007,837	--
Money Market Funds	754,131,887	754,131,887	--	--
Total Investments in Securities:	$17,479,325,219	$11,735,500,700	$5,743,824,519	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$2,014,158,079
Level 2 to Level 1	$2,689,090,135

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $163,887,454) — See accompanying schedule: Unaffiliated issuers (cost $12,368,843,485)	$16,725,193,332
Fidelity Central Funds (cost $754,109,153)	754,131,887
Total Investment in Securities (cost $13,122,952,638)		$17,479,325,219
Cash		2,788,363
Receivable for investments sold		65,652,414
Receivable for fund shares sold		14,259,577
Dividends receivable		103,483,589
Distributions receivable from Fidelity Central Funds		1,478,817
Prepaid expenses		10,439
Other receivables		2,635,387
Total assets		17,669,633,805
Liabilities
Payable for investments purchased
Regular delivery	$73,729,604
Delayed delivery	2,364,856
Payable for fund shares redeemed	23,226,269
Accrued management fee	9,247,840
Other affiliated payables	1,931,056
Other payables and accrued expenses	7,089,131
Collateral on securities loaned	171,012,190
Total liabilities		288,600,946
Net Assets		$17,381,032,859
Net Assets consist of:
Paid in capital		$11,827,989,828
Undistributed net investment income		82,108,287
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,119,187,772
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,351,746,972
Net Assets		$17,381,032,859
Diversified International:
Net Asset Value, offering price and redemption price per share ($10,747,537,561 ÷ 271,193,810 shares)		$39.63
Class K:
Net Asset Value, offering price and redemption price per share ($6,633,495,298 ÷ 167,674,278 shares)		$39.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$176,567,388
Income from Fidelity Central Funds		4,750,902
Income before foreign taxes withheld		181,318,290
Less foreign taxes withheld		(15,370,481)
Total income		165,947,809
Expenses
Management fee
Basic fee	$62,124,910
Performance adjustment	(1,276,686)
Transfer agent fees	10,781,284
Accounting and security lending fees	1,070,298
Custodian fees and expenses	1,107,433
Independent trustees' fees and expenses	37,634
Registration fees	76,940
Audit	64,072
Legal	38,471
Miscellaneous	64,809
Total expenses before reductions	74,089,165
Expense reductions	(1,380,498)	72,708,667
Net investment income (loss)		93,239,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,362,078,187
Fidelity Central Funds	29,332
Foreign currency transactions	(426,366)
Total net realized gain (loss)		1,361,681,153
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,538,682)	(1,251,376,425)
Fidelity Central Funds	(20,419)
Assets and liabilities in foreign currencies	306,194
Total change in net unrealized appreciation (depreciation)		(1,251,090,650)
Net gain (loss)		110,590,503
Net increase (decrease) in net assets resulting from operations		$203,829,645

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,239,142	$220,004,102
Net realized gain (loss)	1,361,681,153	1,655,511,842
Change in net unrealized appreciation (depreciation)	(1,251,090,650)	1,955,253,295
Net increase (decrease) in net assets resulting from operations	203,829,645	3,830,769,239
Distributions to shareholders from net investment income	(209,711,405)	(223,211,879)
Distributions to shareholders from net realized gain	(782,565,744)	(38,126,771)
Total distributions	(992,277,149)	(261,338,650)
Share transactions - net increase (decrease)	(1,678,892,929)	(3,320,742,656)
Redemption fees	–	26,003
Total increase (decrease) in net assets	(2,467,340,433)	248,713,936
Net Assets
Beginning of period	19,848,373,292	19,599,659,356
End of period	$17,381,032,859	$19,848,373,292
Other Information
Undistributed net investment income end of period	$82,108,287	$198,580,550

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.39	$34.28	$36.07	$36.22	$35.89	$29.07
Income from Investment Operations
Net investment income (loss)A	.19	.41	.39	.36	.60B	.44
Net realized and unrealized gain (loss)	.17	7.15	(1.71)	.80	.28	6.90
Total from investment operations	.36	7.56	(1.32)	1.16	.88	7.34
Distributions from net investment income	(.43)	(.38)	(.33)C	(.40)	(.32)	(.46)
Distributions from net realized gain	(1.69)	(.07)	(.14)C	(.92)	(.23)	(.07)
Total distributions	(2.12)	(.45)	(.47)	(1.31)D	(.55)	(.52)E
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$39.63	$41.39	$34.28	$36.07	$36.22	$35.89
Total ReturnG,H	.91%	22.38%	(3.70)%	3.29%	2.48%	25.66%
Ratios to Average Net AssetsI,J
Expenses before reductions	.84%K	.94%	1.05%	1.00%	.93%	.94%
Expenses net of fee waivers, if any	.84%K	.94%	1.05%	.99%	.93%	.94%
Expenses net of all reductions	.82%K	.93%	1.05%	.99%	.92%	.92%
Net investment income (loss)	.95%K	1.10%	1.15%	.98%	1.65%B	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$10,747,538	$11,349,633	$10,990,703	$13,059,983	$13,781,306	$14,432,586
Portfolio turnover rateL	34%K,M	37%M	24%M	31%M	39%M	52%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Diversified International Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.35	$34.25	$36.04	$36.20	$35.87	$29.06
Income from Investment Operations
Net investment income (loss)A	.22	.45	.44	.40	.65B	.49
Net realized and unrealized gain (loss)	.16	7.15	(1.71)	.80	.28	6.90
Total from investment operations	.38	7.60	(1.27)	1.20	.93	7.39
Distributions from net investment income	(.48)	(.43)	(.38)C	(.45)	(.37)	(.51)
Distributions from net realized gain	(1.69)	(.07)	(.14)C	(.92)	(.23)	(.07)
Total distributions	(2.17)	(.50)	(.52)	(1.36)D	(.60)	(.58)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$39.56	$41.35	$34.25	$36.04	$36.20	$35.87
Total ReturnF,G	.95%	22.55%	(3.57)%	3.40%	2.63%	25.86%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.82%	.92%	.87%	.80%	.80%
Expenses net of fee waivers, if any	.72%J	.81%	.92%	.87%	.80%	.80%
Expenses net of all reductions	.71%J	.81%	.92%	.86%	.79%	.78%
Net investment income (loss)	1.07%J	1.22%	1.28%	1.10%	1.78%B	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$6,633,495	$8,498,740	$8,608,956	$10,143,540	$11,134,431	$11,541,599
Portfolio turnover rateK	34%J,L	37%L	24%L	31%L	39%L	52%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,572,292,511
Gross unrealized depreciation	(417,873,212)
Net unrealized appreciation (depreciation)	$4,154,419,299
Tax cost	$13,324,905,920

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,124,596,570 and $4,036,479,910, respectively.

Redemptions In-Kind. During the period, 41,282,842 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,673,294,063. The net realized gain of $617,019,956 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 42,309,077 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $1,506,770,841. The Fund had a net realized gain of $488,334,715 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$9,103,534.16
Class K	1,677,750.05
	$10,781,284

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,129 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 6,219,500 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $252,875,067. The Fund had a net realized gain of $95,146,213 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,372 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,026,468. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,282,915 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,069.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $95,514.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Diversified International	$118,100,193	$117,261,561
Class K	91,611,212	105,950,318
Total	$209,711,405	$223,211,879
From net realized gain
Diversified International	$460,399,805	$21,125,448
Class K	322,165,939	17,001,323
Total	$782,565,744	$38,126,771

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Diversified International
Shares sold	13,800,112	29,659,523	$559,474,048	$1,086,343,758
Reinvestment of distributions	13,661,964	3,851,054	537,871,482	128,009,018
Shares redeemed	(30,453,746)(a)	(79,920,304)(b)	(1,232,324,010)(a)	(2,857,242,109)(b)
Net increase (decrease)	(2,991,670)	(46,409,727)	$(134,978,480)	$(1,642,889,333)
Class K
Shares sold	17,845,469	40,529,599	$722,789,417	$1,505,583,540
Reinvestment of distributions	10,532,806	3,707,830	413,728,634	122,951,641
Shares redeemed	(66,255,185)(a)	(90,053,301)(b)	(2,680,432,500)(a)	(3,306,388,504)(b)
Net increase (decrease)	(37,876,910)	(45,815,872)	$(1,543,914,449)	$(1,677,853,323)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Diversified International	.84%
Actual		$1,000.00	$1,009.10	$4.18
Hypothetical-C		$1,000.00	$1,020.63	$4.21
Class K	.72%
Actual		$1,000.00	$1,009.50	$3.59
Hypothetical-C		$1,000.00	$1,021.22	$3.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

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DIF-K-SANN-0618
1.863008.109

Fidelity Advisor® Worldwide Fund - Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Worldwide Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United States of America*	60.3%
Japan	7.5%
United Kingdom	4.8%
France	3.9%
Germany	3.3%
Switzerland	2.7%
Netherlands	2.0%
India	1.7%
Spain	1.7%
Other	12.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	94.6
Short-Term Investments and Net Other Assets (Liabilities)	5.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Microsoft Corp. (United States of America, Software)	3.0
Adobe Systems, Inc. (United States of America, Software)	3.0
S&P Global, Inc. (United States of America, Capital Markets)	3.0
Humana, Inc. (United States of America, Health Care Providers & Services)	3.0
Union Pacific Corp. (United States of America, Road & Rail)	3.0
Intuit, Inc. (United States of America, Software)	2.8
Bank of America Corp. (United States of America, Banks)	2.7
Charles Schwab Corp. (United States of America, Capital Markets)	2.3
MasterCard, Inc. Class A (United States of America, IT Services)	2.1
Amazon.com, Inc. (United States of America, Internet & Direct Marketing Retail)	1.9
26.8

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	25.3
Financials	18.4
Industrials	12.5
Health Care	10.9
Consumer Discretionary	10.5
Energy	6.0
Consumer Staples	4.4
Materials	3.2
Real Estate	1.0
Telecommunication Services	0.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
Australia - 0.6%
Bapcor Ltd. (a)	648,598	$2,861,606
Blue Sky Alternative Investments Ltd.	254,244	585,998
BWX Ltd.	139,340	528,658
Inghams Group Ltd. (a)	513,123	1,447,795
Link Administration Holdings Ltd.	217,620	1,354,106
Magellan Financial Group Ltd.	81,493	1,423,721
National Storage (REIT) unit	796,515	956,304
Rio Tinto Ltd.	12,098	720,002
Spark Infrastructure Group unit	923,744	1,628,755

TOTAL AUSTRALIA		11,506,945

Austria - 0.6%
Erste Group Bank AG	122,600	6,010,901
Wienerberger AG	184,100	4,646,470

TOTAL AUSTRIA		10,657,371

Bailiwick of Jersey - 0.5%
Glencore Xstrata PLC	1,650,524	7,968,873
Wizz Air Holdings PLC (b)(c)	34,000	1,495,041

TOTAL BAILIWICK OF JERSEY		9,463,914

Belgium - 0.6%
Anheuser-Busch InBev SA NV	13,411	1,339,661
KBC Groep NV	91,790	8,025,222
Telenet Group Holding NV (b)	30,600	1,794,416

TOTAL BELGIUM		11,159,299

Bermuda - 0.3%
Hiscox Ltd.	237,200	4,862,378
Brazil - 0.0%
Itausa-Investimentos Itau SA	25,702	99,046
Canada - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	54,400	2,351,917
Cenovus Energy, Inc.	228,100	2,284,642
Constellation Software, Inc.	4,600	3,287,588
PrairieSky Royalty Ltd. (a)	177,099	3,926,951
Shopify, Inc. (b)	48,000	6,414,240
Suncor Energy, Inc.	94,300	3,606,161

TOTAL CANADA		21,871,499

Cayman Islands - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	38,900	6,945,206
China Literature Ltd. (b)(c)	205,200	1,652,907
ENN Energy Holdings Ltd.	185,000	1,730,033
New Oriental Education & Technology Group, Inc. sponsored ADR	13,400	1,203,856
Ping An Healthcare and Technology Co. Ltd. (b)	39,500	275,793
Tencent Holdings Ltd.	22,000	1,081,584
Zai Lab Ltd. ADR	25,100	468,617

TOTAL CAYMAN ISLANDS		13,357,996

China - 0.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	175,500	3,092,372
Kweichow Moutai Co. Ltd. (A Shares)	35,800	3,727,819
Qingdao Port International Co. Ltd. (c)	876,000	719,696
Shanghai International Airport Co. Ltd. (A Shares)	401,700	3,155,010

TOTAL CHINA		10,694,897

Denmark - 0.4%
NNIT A/S (c)	116,870	3,246,757
Novo Nordisk A/S Series B	52,980	2,491,541
Novozymes A/S Series B	25,100	1,180,023

TOTAL DENMARK		6,918,321

Finland - 0.2%
Sampo Oyj (A Shares)	57,000	3,080,286
France - 3.9%
Accor SA	69,300	3,922,395
ALTEN	23,200	2,305,743
Altran Technologies SA	112,500	1,738,944
Amundi SA (c)	45,020	3,831,726
Atos Origin SA	16,059	2,170,060
BNP Paribas SA	64,000	4,944,784
Capgemini SA	34,400	4,735,724
Cegedim SA (b)	39,210	1,666,720
Elis SA	77,700	1,859,721
Kaufman & Broad SA	11,186	589,769
LVMH Moet Hennessy - Louis Vuitton SA	16,646	5,793,010
Rexel SA	145,600	2,259,371
Sartorius Stedim Biotech	19,800	1,850,671
SMCP S.A.S. (c)	20,994	536,076
Societe Generale Series A	149,900	8,203,845
Thales SA	29,100	3,689,822
Total SA (a)	244,501	15,367,317
VINCI SA	78,600	7,858,719

TOTAL FRANCE		73,324,417

Germany - 3.3%
adidas AG	41,320	10,174,209
Aumann AG (c)	10,915	660,366
Deutsche Borse AG	9,362	1,259,087
Deutsche Post AG	153,749	6,673,391
Fresenius SE & Co. KGaA	65,400	5,002,406
Henkel AG & Co. KGaA	24,900	2,969,337
JOST Werke AG (c)	14,800	624,643
Linde AG	19,700	4,378,498
MTU Aero Engines Holdings AG	26,200	4,524,394
Muenchener Rueckversicherungs AG	8,000	1,835,069
Nexus AG	46,000	1,538,724
Rational AG	3,100	1,944,779
Rheinmetall AG	21,200	2,781,562
SAP SE	87,323	9,702,081
Scout24 AG (c)	39,400	2,043,061
WashTec AG	36,200	3,492,838
Wirecard AG	19,900	2,717,933

TOTAL GERMANY		62,322,378

Greece - 0.1%
Ff Group (b)	59,300	1,124,288
Hong Kong - 0.3%
AIA Group Ltd.	467,600	4,179,035
Techtronic Industries Co. Ltd.	231,000	1,353,242

TOTAL HONG KONG		5,532,277

India - 1.7%
Avenue Supermarts Ltd. (b)(c)	1,642	36,611
Bharti Infratel Ltd.	101,893	479,550
Future Retail Ltd.	111,000	1,002,952
HDFC Bank Ltd.	117,751	3,548,993
HDFC Bank Ltd. sponsored ADR	46,893	4,492,818
Housing Development Finance Corp. Ltd.	245,878	6,956,632
Kajaria Ceramics Ltd.	158,300	1,296,129
Kotak Mahindra Bank Ltd. (b)	95,387	1,734,507
Lupin Ltd. (b)	1,335	16,260
Petronet LNG Ltd.	196,298	668,335
PNB Housing Finance Ltd. (c)	53,911	1,131,532
PVR Ltd. (b)	28,483	615,987
Reliance Industries Ltd.	276,192	3,987,770
Sunteck Realty Ltd. (b)	304,120	1,961,525
V-Mart Retail Ltd. (b)	160,867	5,031,365

TOTAL INDIA		32,960,966

Indonesia - 0.2%
PT Bank Central Asia Tbk	393,100	621,602
PT Bank Rakyat Indonesia Tbk	11,290,800	2,603,303
PT Kino Indonesia Tbk	234,500	34,124

TOTAL INDONESIA		3,259,029

Ireland - 1.5%
Accenture PLC Class A	6,000	907,200
Cairn Homes PLC (b)	1,721,239	3,733,109
CRH PLC	141,649	5,030,157
Dalata Hotel Group PLC (b)	249,800	1,990,946
DCC PLC (United Kingdom)	23,400	2,255,035
Glenveagh Properties PLC (c)	446,224	595,979
Green REIT PLC	621,300	1,138,928
Greencore Group PLC	372,815	814,791
James Hardie Industries PLC CDI	171,226	3,023,756
Kerry Group PLC Class A	31,700	3,234,738
Ryanair Holdings PLC sponsored ADR (b)	24,970	2,745,951
United Drug PLC (United Kingdom)	260,800	3,285,247

TOTAL IRELAND		28,755,837

Israel - 0.2%
Frutarom Industries Ltd.	45,200	4,339,210
Italy - 0.5%
Intesa Sanpaolo SpA	1,563,700	5,948,248
Prada SpA	698,600	3,544,630

TOTAL ITALY		9,492,878

Japan - 6.3%
A/S One Corp.	65,700	4,471,350
AEON Financial Service Co. Ltd.	112,100	2,631,253
Ain Holdings, Inc.	40,300	2,691,090
Daiichikosho Co. Ltd.	49,200	2,587,816
Daito Trust Construction Co. Ltd.	10,900	1,820,156
Hoya Corp.	99,000	5,308,617
Keyence Corp.	6,320	3,871,665
Komatsu Ltd.	110,100	3,753,170
Minebea Mitsumi, Inc.	213,400	4,288,692
Misumi Group, Inc.	64,700	1,793,277
Mitsubishi UFJ Financial Group, Inc.	712,000	4,771,356
Monex Group, Inc. (a)	359,400	2,051,460
Morinaga & Co. Ltd.	37,000	1,803,970
Nidec Corp.	23,100	3,621,789
Nintendo Co. Ltd.	8,600	3,613,518
Nitori Holdings Co. Ltd.	33,500	5,663,008
ORIX Corp.	385,600	6,786,447
PALTAC Corp.	36,900	1,849,726
Panasonic Corp.	423,900	6,276,751
Recruit Holdings Co. Ltd.	48,000	1,109,550
Relo Group, Inc.	175,700	3,963,375
Renesas Electronics Corp. (b)	316,600	3,324,705
SMC Corp.	15,800	6,029,784
SMS Co., Ltd.	52,200	1,981,614
SoftBank Corp.	56,600	4,324,733
Sony Corp.	143,000	6,678,975
Start Today Co. Ltd.	127,700	3,691,292
Sundrug Co. Ltd.	59,700	3,074,561
Taiheiyo Cement Corp.	94,000	3,564,124
Tateru, Inc.	79,600	1,355,792
Tsuruha Holdings, Inc.	32,500	4,676,409
VT Holdings Co. Ltd.	280,200	1,278,996
Welcia Holdings Co. Ltd.	112,200	5,778,321

TOTAL JAPAN		120,487,342

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,760,795
Korea (South) - 0.1%
Hyundai Fire & Marine Insurance Co. Ltd.	21,488	767,482
KB Financial Group, Inc.	28,328	1,605,137

TOTAL KOREA (SOUTH)		2,372,619

Netherlands - 2.0%
ASML Holding NV (Netherlands)	30,600	5,820,028
Basic-Fit NV (b)(c)	37,100	1,117,809
IMCD Group BV	66,600	4,105,755
ING Groep NV (Certificaten Van Aandelen)	326,100	5,494,955
Instone Real Estate Group BV (b)(c)	68,600	1,643,738
Koninklijke Philips Electronics NV	168,458	7,130,192
NIBC Holding NV (b)(c)	210,661	2,100,024
Philips Lighting NV (c)	16,900	515,109
Unilever NV (Certificaten Van Aandelen) (Bearer)	170,427	9,770,339
uniQure B.V. (b)	27,300	797,160
Van Lanschot NV (Bearer)	17,200	531,730

TOTAL NETHERLANDS		39,026,839

New Zealand - 0.4%
EBOS Group Ltd.	210,137	2,628,816
Fisher & Paykel Healthcare Corp.	242,612	2,176,448
Ryman Healthcare Group Ltd.	465,018	3,468,179

TOTAL NEW ZEALAND		8,273,443

Norway - 0.8%
Statoil ASA	560,080	14,322,763
Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,750,207
SM Investments Corp.	141,235	2,557,861

TOTAL PHILIPPINES		4,308,068

South Africa - 0.7%
Clicks Group Ltd.	158,805	2,715,077
Distell Group Ltd.	126,410	1,351,404
FirstRand Ltd.	337,500	1,807,490
Naspers Ltd. Class N	15,100	3,678,655
PSG Group Ltd.	117,900	2,121,308
Remgro Ltd.	95,000	1,710,345

TOTAL SOUTH AFRICA		13,384,279

Spain - 1.7%
Aedas Homes SAU (c)	32,625	1,162,240
Amadeus IT Holding SA Class A	39,800	2,917,393
CaixaBank SA	2,086,684	10,147,282
Grifols SA ADR	215,673	4,382,475
Masmovil Ibercom SA (b)	35,552	5,134,738
Neinor Homes SLU (b)(c)	66,100	1,281,947
Prosegur Cash SA (c)	1,332,600	3,894,380
Zardoya Otis SA	303,300	3,102,265

TOTAL SPAIN		32,022,720

Sweden - 0.9%
ASSA ABLOY AB (B Shares)	203,600	4,282,816
Essity AB Class B	170,400	4,339,468
HEXPOL AB (B Shares)	118,900	1,235,621
Indutrade AB	115,500	2,735,601
Saab AB (B Shares) (a)	56,000	2,299,053
Svenska Cellulosa AB (SCA) (B Shares)	272,500	3,028,521

TOTAL SWEDEN		17,921,080

Switzerland - 2.7%
Credit Suisse Group AG	444,556	7,497,989
EDAG Engineering Group AG	77,800	1,490,067
Forbo Holding AG (Reg.)	1,310	1,840,081
Julius Baer Group Ltd.	60,910	3,614,909
Kaba Holding AG (B Shares) (Reg.)	2,620	2,035,721
Lonza Group AG	18,382	4,529,651
Partners Group Holding AG	5,008	3,671,354
Roche Holding AG (participation certificate)	47,009	10,444,811
Schindler Holding AG (participation certificate)	11,528	2,391,682
Swatch Group AG (Bearer)	21,630	10,443,951
UBS Group AG	251,400	4,254,266

TOTAL SWITZERLAND		52,214,482

Taiwan - 0.1%
United Microelectronics Corp.	4,017,000	2,162,420
United Kingdom - 4.8%
Anglo American PLC (United Kingdom)	89,900	2,115,645
Antofagasta PLC	161,800	2,166,022
AstraZeneca PLC (United Kingdom)	150,043	10,503,366
Barclays PLC	3,920	11,176
BCA Marketplace PLC	511,600	1,342,433
BHP Billiton PLC	226,680	4,833,368
British American Tobacco PLC:
(United Kingdom)	98,174	5,384,599
sponsored ADR	27,000	1,474,740
Bunzl PLC	129,986	3,777,671
Clipper Logistics PLC	168,521	1,046,333
CMC Markets PLC (c)	15,395	40,142
Compass Group PLC	179,534	3,855,766
Conviviality PLC (d)	367,080	255,712
Countryside Properties PLC (c)	4,173	20,636
Cranswick PLC	91,656	3,676,967
Dechra Pharmaceuticals PLC	20,200	762,532
Fever-Tree Drinks PLC	42,000	1,639,815
Hastings Group Holdings PLC (c)	129,239	491,068
Hilton Food Group PLC	374,800	4,571,646
Indivior PLC (b)	256,800	1,601,874
JTC PLC (b)(c)	342,900	1,446,896
LivaNova PLC (b)	46,100	4,092,758
London Stock Exchange Group PLC	49,781	2,946,941
Melrose Industries PLC	1,766,892	5,546,055
Micro Focus International PLC	219,930	3,792,282
NCC Group Ltd.	584,200	1,581,191
Reckitt Benckiser Group PLC	21,619	1,695,969
Rex Bionics PLC (b)(d)	100,000	2,409
Rio Tinto PLC	65,813	3,587,200
Senior Engineering Group PLC	457,700	1,861,361
St. James's Place Capital PLC	127,502	1,994,921
Standard Chartered PLC (United Kingdom)	608,943	6,430,005
Tesco PLC	64,230	208,037
The Weir Group PLC	130,800	3,846,346
Zpg PLC	641,900	3,172,496

TOTAL UNITED KINGDOM		91,776,378

United States of America - 54.9%
A.O. Smith Corp.	55,000	3,374,250
Activision Blizzard, Inc.	60,000	3,981,000
Adobe Systems, Inc. (b)	259,124	57,421,878
Adtalem Global Education, Inc. (b)	91,000	4,331,600
Agilent Technologies, Inc.	50,900	3,346,166
Alphabet, Inc. Class A (b)	29,500	30,048,110
Amazon.com, Inc. (b)	23,000	36,020,990
American Tower Corp.	28,000	3,818,080
Amphenol Corp. Class A	34,000	2,846,140
Baker Hughes, a GE Co. Class A	85,000	3,069,350
Bank of America Corp.	1,711,000	51,193,120
BlackRock, Inc. Class A	13,000	6,779,500
bluebird bio, Inc. (b)	14,200	2,416,130
Boston Scientific Corp. (b)	203,159	5,834,726
Broadridge Financial Solutions, Inc.	15,000	1,608,150
Cboe Global Markets, Inc.	7,000	747,460
Charles Schwab Corp.	796,000	44,321,280
Chevron Corp.	215,100	26,911,161
Chipotle Mexican Grill, Inc. (b)	8,000	3,386,640
ConocoPhillips Co.	268,600	17,593,300
CSX Corp.	66,000	3,919,740
Dollar Tree, Inc. (b)	55,000	5,273,950
DowDuPont, Inc.	83,000	5,248,920
Edwards Lifesciences Corp. (b)	13,000	1,655,680
Electronic Arts, Inc. (b)	23,000	2,713,540
EOG Resources, Inc.	100,000	11,817,000
Facebook, Inc. Class A (b)	48,500	8,342,000
FibroGen, Inc. (b)	15,000	681,750
FleetCor Technologies, Inc. (b)	8,000	1,658,240
Fortive Corp.	18,000	1,265,580
General Electric Co.	520,000	7,316,400
Harris Corp.	58,000	9,072,360
HealthSouth Corp.	2	122
Humana, Inc.	192,000	56,482,560
Intercept Pharmaceuticals, Inc. (a)(b)	17,060	1,160,251
Intuit, Inc.	289,000	53,404,310
Intuitive Surgical, Inc. (b)	10,700	4,716,346
Kirby Corp. (b)	50,000	4,265,000
Lowe's Companies, Inc.	122,000	10,056,460
Marriott International, Inc. Class A	194,000	26,515,920
MasterCard, Inc. Class A	220,000	39,219,400
McCormick & Co., Inc. (non-vtg.)	51,000	5,375,910
Microsoft Corp.	616,000	57,608,323
MSCI, Inc.	124,400	18,638,852
Nektar Therapeutics (b)	121,000	10,122,860
Netflix, Inc. (b)	23,000	7,186,580
Norfolk Southern Corp.	142,000	20,372,740
Northrop Grumman Corp.	72,000	23,186,880
OptiNose, Inc. (a)	41,200	881,680
Parametric Technology Corp. (b)	215,000	17,705,250
PayPal Holdings, Inc. (b)	395,000	29,470,950
Phillips 66 Co.	88,000	9,795,280
Raymond James Financial, Inc.	44,000	3,949,000
Red Hat, Inc. (b)	51,000	8,316,060
RingCentral, Inc. (b)	40,245	2,698,427
S&P Global, Inc.	301,092	56,785,951
Salesforce.com, Inc. (b)	262,000	31,699,380
Sarepta Therapeutics, Inc. (b)	69,000	5,268,840
Spirit Airlines, Inc. (b)	23,000	821,560
Square, Inc. (b)	755,000	35,741,700
Stamps.com, Inc. (b)	7,000	1,594,250
SVB Financial Group (b)	7,000	2,097,270
T. Rowe Price Group, Inc.	39,000	4,438,980
The AES Corp.	625,000	7,650,000
Union Pacific Corp.	422,000	56,391,860
UnitedHealth Group, Inc.	146,000	34,514,400
VF Corp.	20,000	1,617,400
Visa, Inc. Class A	119,000	15,098,720
Walmart, Inc.	52,000	4,599,920
Whiting Petroleum Corp. (b)	55,000	2,245,100
Workday, Inc. Class A (b)	17,000	2,122,280
Worldpay, Inc. (b)	14,000	1,137,080
Zoetis, Inc. Class A	24,000	2,003,520

TOTAL UNITED STATES OF AMERICA		1,044,971,563

TOTAL COMMON STOCKS
(Cost $1,374,365,411)		1,769,788,023

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(e)	369,166	2,063,291
Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.3%
Itausa-Investimentos Itau SA (PN)	1,131,700	4,396,676
TOTAL PREFERRED STOCKS
(Cost $5,177,512)		6,459,967
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.79% 5/10/18 to 7/19/18(f)
(Cost $638,334)	640,000	638,347
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.74% (g)	118,012,112	118,035,714
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)	7,502,803	7,503,554
TOTAL MONEY MARKET FUNDS
(Cost $125,538,854)		125,539,268
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,505,720,111)		1,902,425,605
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,621)
NET ASSETS - 100%		$1,902,295,984

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
TSE TOPIX Index Contracts (Japan)	138	June 2018	$22,375,137	$425,936	$425,936

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,288,384 or 1.6% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,063,291 or 0.1% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $638,347.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$370,315
Fidelity Securities Lending Cash Central Fund	99,761
Total	$470,076

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,136,757	$156,546,775	$38,526,691	$2,063,291
Consumer Staples	84,625,166	54,413,261	29,956,193	255,712
Energy	115,595,130	81,248,945	34,346,185	--
Financials	347,547,138	270,568,688	76,978,450	--
Health Care	211,228,405	180,364,033	30,861,963	2,409
Industrials	237,582,977	211,569,001	26,013,976	--
Information Technology	482,591,079	460,885,088	21,705,991	--
Materials	58,816,617	38,691,904	20,124,713	--
Real Estate	18,416,117	15,498,288	2,917,829	--
Telecommunication Services	11,699,816	6,895,533	4,804,283	--
Utilities	11,008,788	7,650,000	3,358,788	--
Government Obligations	638,347	--	638,347	--
Money Market Funds	125,539,268	125,539,268	--	--
Total Investments in Securities:	$1,902,425,605	$1,609,870,784	$290,233,409	$2,321,412
Derivative Instruments:
Assets
Futures Contracts	$425,936	$425,936	$--	$--
Total Assets	$425,936	$425,936	$--	$--
Total Derivative Instruments:	$425,936	$425,936	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$84,534,408
Level 2 to Level 1	$84,248,426

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$425,936	$0
Total Equity Risk	425,936	0
Total Value of Derivatives	$425,936	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,151,967) — See accompanying schedule: Unaffiliated issuers (cost $1,380,181,257)	$1,776,886,337
Fidelity Central Funds (cost $125,538,854)	125,539,268
Total Investment in Securities (cost $1,505,720,111)		$1,902,425,605
Cash		428,844
Receivable for investments sold		18,019,511
Receivable for fund shares sold		2,595,958
Dividends receivable		3,653,288
Distributions receivable from Fidelity Central Funds		159,647
Prepaid expenses		834
Other receivables		131,096
Total assets		1,927,414,783
Liabilities
Payable for investments purchased	$14,013,013
Payable for fund shares redeemed	1,638,069
Accrued management fee	1,163,885
Distribution and service plan fees payable	21,223
Payable for daily variation margin on futures contracts	88,364
Other affiliated payables	321,438
Other payables and accrued expenses	368,850
Collateral on securities loaned	7,503,957
Total liabilities		25,118,799
Net Assets		$1,902,295,984
Net Assets consist of:
Paid in capital		$1,400,947,941
Undistributed net investment income		2,587,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		101,972,231
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		396,787,972
Net Assets		$1,902,295,984
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,570,347 ÷ 1,321,010 shares)		$26.93
Maximum offering price per share (100/94.25 of $26.93)		$28.57
Class M:
Net Asset Value and redemption price per share ($11,401,637 ÷ 425,605 shares)		$26.79
Maximum offering price per share (100/96.50 of $26.79)		$27.76
Class C:
Net Asset Value and offering price per share ($10,996,552 ÷ 418,486 shares)(a)		$26.28
Worldwide:
Net Asset Value, offering price and redemption price per share ($1,818,839,662 ÷ 66,788,293 shares)		$27.23
Class I:
Net Asset Value, offering price and redemption price per share ($25,487,786 ÷ 940,556 shares)		$27.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$12,493,258
Interest		1,820
Income from Fidelity Central Funds		470,076
Income before foreign taxes withheld		12,965,154
Less foreign taxes withheld		(734,238)
Total income		12,230,916
Expenses
Management fee
Basic fee	$6,135,841
Performance adjustment	383,783
Transfer agent fees	1,566,045
Distribution and service plan fees	124,445
Accounting and security lending fees	283,155
Custodian fees and expenses	95,537
Independent trustees' fees and expenses	3,609
Registration fees	95,374
Audit	34,335
Legal	8,342
Miscellaneous	5,601
Total expenses before reductions	8,736,067
Expense reductions	(190,590)	8,545,477
Net investment income (loss)		3,685,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	111,393,511
Fidelity Central Funds	976
Foreign currency transactions	56,927
Futures contracts	529,760
Total net realized gain (loss)		111,981,174
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $198,684)	(21,319,848)
Fidelity Central Funds	11
Assets and liabilities in foreign currencies	2,751
Futures contracts	(298,957)
Total change in net unrealized appreciation (depreciation)		(21,616,043)
Net gain (loss)		90,365,131
Net increase (decrease) in net assets resulting from operations		$94,050,570

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,685,439	$11,957,628
Net realized gain (loss)	111,981,174	144,161,836
Change in net unrealized appreciation (depreciation)	(21,616,043)	210,799,339
Net increase (decrease) in net assets resulting from operations	94,050,570	366,918,803
Distributions to shareholders from net investment income	(10,719,880)	(12,665,638)
Distributions to shareholders from net realized gain	(103,628,896)	(4,590,871)
Total distributions	(114,348,776)	(17,256,509)
Share transactions - net increase (decrease)	190,988,948	(100,984,602)
Redemption fees	–	2,108
Total increase (decrease) in net assets	170,690,742	248,679,800
Net Assets
Beginning of period	1,731,605,242	1,482,925,442
End of period	$1,902,295,984	$1,731,605,242
Other Information
Undistributed net investment income end of period	$2,587,840	$9,622,281

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.28	$21.83	$22.88	$24.64	$25.18	$19.69
Income from Investment Operations
Net investment income (loss)A	.01	.11	.12	.06	.02	.02
Net realized and unrealized gain (loss)	1.38	5.53	(.35)	.58	1.46	5.66
Total from investment operations	1.39	5.64	(.23)	.64	1.48	5.68
Distributions from net investment income	(.09)	(.12)	(.07)	–	(.04)	(.11)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.40)	(1.98)	(.08)
Total distributions	(1.74)	(.19)	(.82)	(2.40)	(2.02)	(.19)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$26.93	$27.28	$21.83	$22.88	$24.64	$25.18
Total ReturnC,D,E	5.37%	26.06%	(1.09)%	2.73%	6.29%	29.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.12%	1.22%	1.27%	1.31%	1.45%
Expenses net of fee waivers, if any	1.23%H	1.12%	1.22%	1.26%	1.31%	1.45%
Expenses net of all reductions	1.21%H	1.11%	1.22%	1.26%	1.31%	1.42%
Net investment income (loss)	.11%H	.47%	.55%	.27%	.10%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$35,570	$32,823	$29,052	$31,043	$33,788	$28,661
Portfolio turnover rateI	122%H	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.11	$21.67	$22.72	$24.49	$25.05	$19.61
Income from Investment Operations
Net investment income (loss)A	(.02)	.04	.05	(.01)	(.04)	(.04)
Net realized and unrealized gain (loss)	1.37	5.50	(.35)	.57	1.46	5.63
Total from investment operations	1.35	5.54	(.30)	.56	1.42	5.59
Distributions from net investment income	(.02)	(.03)	–B	–	–	(.07)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.33)	(1.98)	(.08)
Total distributions	(1.67)	(.10)	(.75)	(2.33)	(1.98)	(.15)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$26.79	$27.11	$21.67	$22.72	$24.49	$25.05
Total ReturnC,D,E	5.22%	25.68%	(1.38)%	2.36%	6.05%	28.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.42%	1.53%	1.57%	1.58%	1.71%
Expenses net of fee waivers, if any	1.52%H	1.42%	1.52%	1.56%	1.58%	1.70%
Expenses net of all reductions	1.50%H	1.41%	1.52%	1.56%	1.58%	1.68%
Net investment income (loss)	(.18)%H	.17%	.25%	(.04)%	(.17)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,402	$10,634	$9,270	$13,055	$12,160	$9,822
Portfolio turnover rateI	122%H	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$26.67	$21.33	$22.48	$24.12	$24.78	$19.41
Income from Investment Operations
Net investment income (loss)A	(.09)	(.07)	(.05)	(.12)	(.15)	(.14)
Net realized and unrealized gain (loss)	1.35	5.42	(.35)	.57	1.44	5.58
Total from investment operations	1.26	5.35	(.40)	.45	1.29	5.44
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.65)	(.01)	(.75)	(2.09)	(1.95)	(.07)
Total distributions	(1.65)	(.01)	(.75)	(2.09)	(1.95)	(.07)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$26.28	$26.67	$21.33	$22.48	$24.12	$24.78
Total ReturnC,D,E	4.96%	25.10%	(1.88)%	1.90%	5.55%	28.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.01%H	1.89%	2.01%	2.07%	2.04%	2.15%
Expenses net of fee waivers, if any	2.01%H	1.89%	2.01%	2.07%	2.04%	2.14%
Expenses net of all reductions	1.99%H	1.88%	2.00%	2.06%	2.03%	2.12%
Net investment income (loss)	(.66)%H	(.30)%	(.24)%	(.54)%	(.63)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,997	$10,264	$10,315	$11,231	$9,229	$10,778
Portfolio turnover rateI	122%H	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.61	$22.09	$23.14	$24.92	$25.41	$19.85
Income from Investment Operations
Net investment income (loss)A	.06	.19	.19	.13	.11	.10
Net realized and unrealized gain (loss)	1.38	5.60	(.35)	.58	1.47	5.70
Total from investment operations	1.44	5.79	(.16)	.71	1.58	5.80
Distributions from net investment income	(.17)	(.20)	(.14)	(.08)	(.09)	(.16)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.41)	(1.98)	(.08)
Total distributions	(1.82)	(.27)	(.89)	(2.49)	(2.07)	(.24)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$27.23	$27.61	$22.09	$23.14	$24.92	$25.41
Total ReturnC,D	5.51%	26.49%	(.78)%	3.01%	6.64%	29.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.81%	.91%	.96%	.98%	1.11%
Expenses net of fee waivers, if any	.93%G	.81%	.91%	.96%	.97%	1.11%
Expenses net of all reductions	.91%G	.80%	.90%	.95%	.97%	1.08%
Net investment income (loss)	.42%G	.79%	.87%	.57%	.44%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,818,840	$1,656,173	$1,421,364	$1,543,516	$1,535,658	$1,464,415
Portfolio turnover rateH	122%G	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.49	$21.99	$23.03	$24.81	$25.31	$19.78
Income from Investment Operations
Net investment income (loss)A	.05	.19	.17	.13	.10	.08
Net realized and unrealized gain (loss)	1.38	5.56	(.35)	.58	1.47	5.68
Total from investment operations	1.43	5.75	(.18)	.71	1.57	5.76
Distributions from net investment income	(.18)	(.18)	(.11)	(.07)	(.09)	(.15)
Distributions from net realized gain	(1.65)	(.07)	(.75)	(2.41)	(1.98)	(.08)
Total distributions	(1.82)B	(.25)	(.86)	(2.49)C	(2.07)	(.23)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$27.10	$27.49	$21.99	$23.03	$24.81	$25.31
Total ReturnE,F	5.50%	26.45%	(.86)%	3.00%	6.63%	29.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.95%I	.83%	.99%	.98%	1.01%	1.17%
Expenses net of fee waivers, if any	.95%I	.83%	.99%	.98%	1.01%	1.17%
Expenses net of all reductions	.93%I	.82%	.98%	.97%	1.00%	1.14%
Net investment income (loss)	.39%I	.77%	.78%	.55%	.40%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$25,488	$21,711	$12,924	$25,173	$19,107	$10,639
Portfolio turnover rateJ	122%I	111%	117%	151%	163%	161%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.82 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $1.648 per share.

 C Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$422,693,405
Gross unrealized depreciation	(34,928,488)
Net unrealized appreciation (depreciation)	$387,764,917
Tax cost	$1,515,086,624

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,092,564,022 and $1,096,412,218, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$42,426	$1,315
Class M	.25%	.25%	27,863	295
Class C	.75%	.25%	54,156	5,394
			$124,445	$7,004

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,070
Class M	1,933
Class C(a)	757
$14,760

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$37,700.22
Class M	14,558.26
Class C	13,240.24
Worldwide	1,477,266.17
Class I	23,281.19
	$1,566,045

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,055 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of loaned securities to FCM at period end was $184,040. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $99,761, including $710 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $181,494 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $326.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,770.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$109,584	$156,512
Class M	7,454	13,192
Worldwide	10,457,481	12,387,164
Class I	145,361	108,770
Total	$10,719,880	$12,665,638
From net realized gain
Class A	$1,941,882	$90,544
Class M	646,560	29,788
Class C	633,806	5,172
Worldwide	99,045,540	4,423,987
Class I	1,361,108	41,380
Total	$103,628,896	$4,590,871

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	185,097	252,685	$5,028,206	$6,107,897
Reinvestment of distributions	78,436	11,049	2,026,788	241,860
Shares redeemed	(145,667)	(391,649)	(3,964,853)	(9,231,105)
Net increase (decrease)	117,866	(127,915)	$3,090,141	$(2,881,348)
Class M
Shares sold	54,068	59,279	$1,466,106	$1,423,926
Reinvestment of distributions	25,202	1,947	648,710	42,456
Shares redeemed	(45,871)	(96,788)	(1,238,552)	(2,279,691)
Net increase (decrease)	33,399	(35,562)	$876,264	$(813,309)
Class C
Shares sold	46,901	50,318	$1,240,087	$1,172,168
Reinvestment of distributions	23,576	220	596,476	4,750
Shares redeemed	(36,845)	(149,358)	(975,582)	(3,414,844)
Net increase (decrease)	33,632	(98,820)	$860,981	$(2,237,926)
Worldwide
Shares sold	7,555,999	6,214,435	$207,524,618	$152,123,337
Reinvestment of distributions	4,051,546	735,217	105,785,860	16,240,943
Shares redeemed	(4,799,918)	(11,303,639)	(131,208,239)	(268,415,255)
Net increase (decrease)	6,807,627	(4,353,987)	$182,102,239	$(100,050,975)
Class I
Shares sold	270,557	418,936	$7,370,446	$10,241,482
Reinvestment of distributions	55,804	6,375	1,449,797	140,244
Shares redeemed	(175,604)	(223,274)	(4,760,920)	(5,382,770)
Net increase (decrease)	150,757	202,037	$4,059,323	$4,998,956

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.23%
Actual		$1,000.00	$1,053.70	$6.26
Hypothetical-C		$1,000.00	$1,018.70	$6.16
Class M	1.52%
Actual		$1,000.00	$1,052.20	$7.73
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Class C	2.01%
Actual		$1,000.00	$1,049.60	$10.21
Hypothetical-C		$1,000.00	$1,014.83	$10.04
Worldwide	.93%
Actual		$1,000.00	$1,055.10	$4.74
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class I	.95%
Actual		$1,000.00	$1,055.00	$4.84
Hypothetical-C		$1,000.00	$1,020.08	$4.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AWLD-SANN-0618
1.883450.109

Fidelity® Overseas Fund Class K Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United Kingdom	20.4%
Japan	18.3%
France	10.4%
Germany	8.7%
Switzerland	5.8%
Netherlands	5.0%
United States of America*	4.0%
Sweden	3.8%
Ireland	3.8%
Other	19.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
Unilever NV (NY Reg.) (Netherlands, Personal Products)	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.4
SAP SE (Germany, Software)	1.3
Bayer AG (Germany, Pharmaceuticals)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2
Prudential PLC (United Kingdom, Insurance)	1.2
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.2
ORIX Corp. (Japan, Diversified Financial Services)	1.1
13.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	25.0
Industrials	18.1
Health Care	12.7
Consumer Discretionary	11.6
Information Technology	11.2
Consumer Staples	9.8
Materials	7.9
Energy	2.7
Telecommunication Services	0.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 1.8%
Adelaide Brighton Ltd. (a)	6,442,640	$31,083,236
Amcor Ltd.	4,992,990	51,452,635
Aub Group Ltd.	2,726,553	28,829,894
Pact Group Holdings Ltd. (b)	5,658,021	24,091,680

TOTAL AUSTRALIA		135,457,445

Austria - 0.3%
Andritz AG	489,244	26,326,541
Bailiwick of Jersey - 1.1%
Sanne Group PLC	3,071,454	26,258,803
Wolseley PLC	738,954	56,766,343

TOTAL BAILIWICK OF JERSEY		83,025,146

Belgium - 0.9%
KBC Groep NV	800,118	69,954,509
Bermuda - 1.7%
Credicorp Ltd. (United States)	177,600	41,290,224
Hiscox Ltd.	2,305,300	47,256,490
IHS Markit Ltd. (c)	836,100	41,077,593

TOTAL BERMUDA		129,624,307

Canada - 0.7%
Constellation Software, Inc.	78,700	56,246,334
Cayman Islands - 0.3%
ZTO Express (Cayman), Inc. sponsored ADR (a)	1,195,921	19,732,697
Denmark - 0.9%
DSV de Sammensluttede Vognmaend A/S	629,700	50,041,641
NNIT A/S (b)	675,397	18,763,156

TOTAL DENMARK		68,804,797

France - 10.4%
ALTEN	365,535	36,328,871
Amundi SA (b)	561,706	47,807,723
BNP Paribas SA	1,054,200	81,449,862
Capgemini SA	523,033	72,004,070
Compagnie de St. Gobain	989,518	51,974,000
Edenred SA	1,566,700	53,920,487
Elis SA	1,610,614	38,549,453
LVMH Moet Hennessy - Louis Vuitton SA (a)	258,863	90,087,468
Maisons du Monde SA (b)	952,900	38,756,318
Publicis Groupe SA	376,166	28,164,000
Sanofi SA (a)	928,881	73,439,490
Sodexo SA	213,054	21,098,405
SR Teleperformance SA	294,600	47,280,366
Total SA	1,725,260	108,435,618

TOTAL FRANCE		789,296,131

Germany - 7.8%
adidas AG	298,075	73,394,900
Axel Springer Verlag AG	625,225	51,228,223
Bayer AG	865,986	103,502,310
Deutsche Post AG	1,718,434	74,587,683
Fresenius Medical Care AG & Co. KGaA	503,436	51,084,090
Fresenius SE & Co. KGaA	889,796	68,059,948
Hannover Reuck SE	318,300	44,818,601
SAP SE	933,545	103,722,153
Scout24 AG (b)	425,300	22,053,653

TOTAL GERMANY		592,451,561

Hong Kong - 1.2%
AIA Group Ltd.	10,673,400	95,390,311
India - 0.7%
Axis Bank Ltd.	3,141,235	24,352,293
Housing Development Finance Corp. Ltd.	1,034,485	29,268,708
PC Jeweller Ltd.	60,988	132,038

TOTAL INDIA		53,753,039

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	162,221,100	37,403,072
Ireland - 3.8%
CRH PLC	1,349,200	47,884,573
DCC PLC (United Kingdom)	476,112	45,882,438
Kerry Group PLC Class A	510,748	52,117,850
Kingspan Group PLC (Ireland)	1,124,980	50,944,719
Paddy Power Betfair PLC (Ireland)	443,400	43,880,114
United Drug PLC (United Kingdom)	3,726,103	46,936,993

TOTAL IRELAND		287,646,687

Israel - 0.8%
Frutarom Industries Ltd.	664,416	63,784,084
Italy - 1.8%
Banca Generali SpA	994,277	32,322,545
Intesa Sanpaolo SpA	18,215,736	69,291,886
Prada SpA	6,689,600	33,942,398

TOTAL ITALY		135,556,829

Japan - 18.3%
AEON Financial Service Co. Ltd.	1,555,000	36,499,543
Arc Land Sakamoto Co. Ltd.	1,032,500	16,311,082
Bridgestone Corp.	1,192,000	50,037,395
Daiichikosho Co. Ltd.	625,800	32,915,752
Daikin Industries Ltd.	573,600	67,187,596
Dentsu, Inc.	642,400	30,439,371
GMO Internet, Inc. (a)	646,000	11,907,153
Hoya Corp.	1,471,100	78,883,902
Iriso Electronics Co. Ltd.	466,700	29,627,680
Keyence Corp.	121,280	74,296,758
KH Neochem Co. Ltd.	1,348,000	40,938,163
Miroku Jyoho Service Co., Ltd.	837,000	23,888,035
Misumi Group, Inc.	1,373,500	38,069,018
Mitsubishi UFJ Financial Group, Inc.	12,568,900	84,228,515
Morinaga & Co. Ltd.	587,200	28,629,491
Nabtesco Corp.	1,083,600	39,202,689
Nakanishi, Inc.	2,384,400	49,860,395
Nissan Chemical Industries Co. Ltd.	699,700	31,202,319
Nitori Holdings Co. Ltd.	335,800	56,765,313
NOF Corp.	890,100	26,584,125
OBIC Co. Ltd.	527,900	44,281,403
Olympus Corp.	1,284,500	47,998,376
ORIX Corp.	4,844,700	85,265,302
Otsuka Corp.	876,800	40,904,501
Outsourcing, Inc.	87,816	1,481,272
PALTAC Corp.	405,100	20,306,879
Recruit Holdings Co. Ltd.	2,211,800	51,127,137
S Foods, Inc.	580,300	24,444,580
SMC Corp.	137,200	52,359,898
Software Service, Inc.	82,800	5,824,479
Sundrug Co. Ltd.	803,300	41,370,097
Tsubaki Nakashima Co. Ltd.	985,300	23,307,591
Tsuruha Holdings, Inc.	351,300	50,548,381
VT Holdings Co. Ltd.	333,300	1,521,375
Welcia Holdings Co. Ltd.	983,000	50,624,680

TOTAL JAPAN		1,388,840,246

Kenya - 0.4%
Safaricom Ltd.	95,758,300	26,970,807
Korea (South) - 0.3%
LG Chemical Ltd.	67,440	22,670,495
Netherlands - 5.0%
Grandvision NV (b)	1,131,600	27,877,011
Heineken NV (Bearer)	469,300	49,475,239
IMCD Group BV	1,002,318	61,790,880
ING Groep NV (Certificaten Van Aandelen)	3,776,954	63,643,646
Koninklijke Philips Electronics NV	1,565,245	66,250,919
Unilever NV (NY Reg.)	1,970,174	112,536,339

TOTAL NETHERLANDS		381,574,034

New Zealand - 0.7%
EBOS Group Ltd.	2,276,701	28,481,548
Trade Maine Group Ltd.	7,184,130	23,504,606

TOTAL NEW ZEALAND		51,986,154

Norway - 1.3%
Schibsted ASA (A Shares)	1,305,300	38,171,519
Statoil ASA	2,378,159	60,815,968

TOTAL NORWAY		98,987,487

Panama - 0.3%
Copa Holdings SA Class A	226,200	26,503,854
Spain - 3.1%
Amadeus IT Holding SA Class A	907,230	66,501,157
CaixaBank SA	10,530,416	51,208,088
Grifols SA ADR	2,594,305	52,716,278
Masmovil Ibercom SA (c)	112,690	16,275,700
Prosegur Cash SA (b)	15,725,714	45,956,701

TOTAL SPAIN		232,657,924

Sweden - 3.8%
Addlife AB	838,800	17,577,475
Alfa Laval AB (a)	1,491,850	37,089,040
Essity AB Class B	1,822,264	46,406,431
HEXPOL AB (B Shares) (a)	3,849,062	39,999,845
Indutrade AB	1,639,523	38,831,867
Nordea Bank AB	6,280,267	64,103,312
Swedbank AB (A Shares)	2,020,723	44,064,460

TOTAL SWEDEN		288,072,430

Switzerland - 5.8%
Credit Suisse Group AG	3,781,741	63,783,760
Julius Baer Group Ltd.	955,659	56,716,805
Kaba Holding AG (B Shares) (Reg.)	49,236	38,256,024
Lonza Group AG	206,492	50,883,296
Roche Holding AG (participation certificate)	532,428	118,298,830
Sika AG	6,022	43,934,470
UBS Group AG	4,164,487	70,472,701

TOTAL SWITZERLAND		442,345,886

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,887,000	37,160,014
United Microelectronics Corp.	72,048,000	38,784,667

TOTAL TAIWAN		75,944,681

United Kingdom - 20.4%
Admiral Group PLC	1,770,600	48,581,070
Ascential PLC	8,294,087	48,117,431
Beazley PLC	3,526,600	28,717,741
British American Tobacco PLC (United Kingdom)	1,734,860	95,152,751
Cineworld Group PLC	13,489,039	48,357,218
Compass Group PLC	2,951,194	63,381,377
Conviviality PLC (d)	5,450,078	3,796,580
Cranswick PLC	613,080	24,594,954
Dechra Pharmaceuticals PLC	676,095	25,521,987
Diploma PLC	2,130,803	35,377,727
DS Smith PLC	5,271,924	37,915,049
Halma PLC	2,257,870	38,015,850
Hastings Group Holdings PLC (b)	7,906,163	30,040,984
Hilton Food Group PLC	2,121,873	25,881,678
IntegraFin Holdings PLC (c)	4,016,531	15,814,537
Intertek Group PLC	658,045	44,399,657
James Fisher and Sons PLC	986,058	22,724,651
John Wood Group PLC	2,430,392	19,024,905
JTC PLC (b)(c)	2,833,000	11,954,086
LivaNova PLC (c)	241,865	21,472,775
London Stock Exchange Group PLC	1,146,430	67,866,478
Melrose Industries PLC	18,343,163	57,576,914
Micro Focus International PLC	1,596,823	27,534,230
Next PLC	227,800	16,483,460
Prudential PLC	3,682,871	94,701,563
Reckitt Benckiser Group PLC	958,624	75,202,212
Rentokil Initial PLC	9,286,400	39,248,682
Rio Tinto PLC	1,115,454	60,798,874
Rolls-Royce Holdings PLC	3,064,092	35,434,018
Rotork PLC	8,268,806	37,452,259
Schroders PLC	930,282	42,276,542
Sinclair Pharma PLC (c)	10,232,168	2,112,994
Spectris PLC	1,359,744	50,355,713
St. James's Place Capital PLC	3,736,563	58,462,996
Standard Life PLC	9,603,242	48,295,522
The Weir Group PLC	1,860,018	54,696,270
Ultra Electronics Holdings PLC	1,389,394	26,931,925
Victrex PLC	1,258,588	45,431,344
Volution Group PLC	9,088,967	24,650,178

TOTAL UNITED KINGDOM		1,554,355,182

United States of America - 3.6%
Alphabet, Inc. Class C (c)	41,093	41,805,142
Boston Scientific Corp. (c)	1,338,400	38,438,848
Moody's Corp.	276,700	44,880,740
S&P Global, Inc.	407,500	76,854,500
Sherwin-Williams Co.	101,600	37,354,256
Worldpay, Inc. (c)	432,300	35,111,406

TOTAL UNITED STATES OF AMERICA		274,444,892

TOTAL COMMON STOCKS
(Cost $5,980,847,066)		7,509,807,562

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA	513,444	65,351,686
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (c)	217,550,532	299,502
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $51,453,728)		65,651,188

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.74% (e)	11,343,976	11,346,245
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	141,257,071	141,271,197
TOTAL MONEY MARKET FUNDS
(Cost $152,617,442)		152,617,442
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $6,184,918,236)		7,728,076,192
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(119,903,455)
NET ASSETS - 100%		$7,608,172,737

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,301,312 or 3.5% of net assets.

 (c) Non-income producing

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$472,085
Fidelity Securities Lending Cash Central Fund	1,345,047
Total	$1,817,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$874,606,350	$729,346,041	$145,260,309	$--
Consumer Staples	746,132,949	571,981,406	170,354,963	3,796,580
Energy	211,001,142	41,749,556	169,251,586	--
Financials	1,910,084,513	1,211,265,972	698,818,541	--
Health Care	966,108,089	553,532,450	412,575,639	--
Industrials	1,368,625,262	1,294,037,579	74,587,683	--
Information Technology	850,528,790	643,327,726	207,201,064	--
Materials	605,125,148	389,814,150	215,310,998	--
Telecommunication Services	43,246,507	43,246,507	--	--
Money Market Funds	152,617,442	152,617,442	--	--
Total Investments in Securities:	$7,728,076,192	$5,630,918,829	$2,093,360,783	$3,796,580

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$583,462,934
Level 2 to Level 1	$1,339,271,215

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $136,297,873) — See accompanying schedule: Unaffiliated issuers (cost $6,032,300,794)	$7,575,458,750
Fidelity Central Funds (cost $152,617,442)	152,617,442
Total Investment in Securities (cost $6,184,918,236)		$7,728,076,192
Receivable for investments sold		29,674,217
Receivable for fund shares sold		6,980,891
Dividends receivable		42,164,552
Distributions receivable from Fidelity Central Funds		186,872
Prepaid expenses		3,812
Other receivables		537,344
Total assets		7,807,623,880
Liabilities
Payable for investments purchased	$21,940,011
Payable for fund shares redeemed	29,448,532
Accrued management fee	5,057,371
Other affiliated payables	1,037,652
Other payables and accrued expenses	692,193
Collateral on securities loaned	141,275,384
Total liabilities		199,451,143
Net Assets		$7,608,172,737
Net Assets consist of:
Paid in capital		$5,839,225,850
Undistributed net investment income		43,603,647
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		182,523,828
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,542,819,412
Net Assets		$7,608,172,737
Overseas:
Net Asset Value, offering price and redemption price per share ($6,392,928,831 ÷ 126,164,248 shares)		$50.67
Class K:
Net Asset Value, offering price and redemption price per share ($1,215,243,906 ÷ 24,031,485 shares)		$50.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$89,585,383
Income from Fidelity Central Funds		1,817,132
Income before foreign taxes withheld		91,402,515
Less foreign taxes withheld		(7,774,440)
Total income		83,628,075
Expenses
Management fee
Basic fee	$26,356,669
Performance adjustment	5,240,326
Transfer agent fees	5,508,296
Accounting and security lending fees	850,801
Custodian fees and expenses	464,150
Independent trustees' fees and expenses	15,788
Registration fees	98,521
Audit	43,235
Legal	15,155
Interest	13,619
Miscellaneous	24,924
Total expenses before reductions	38,631,484
Expense reductions	(304,295)	38,327,189
Net investment income (loss)		45,300,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,438,194
Fidelity Central Funds	(15,288)
Foreign currency transactions	(380,071)
Total net realized gain (loss)		196,042,835
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(81,492,921)
Fidelity Central Funds	11,865
Assets and liabilities in foreign currencies	(454,285)
Total change in net unrealized appreciation (depreciation)		(81,935,341)
Net gain (loss)		114,107,494
Net increase (decrease) in net assets resulting from operations		$159,408,380

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,300,886	$85,275,934
Net realized gain (loss)	196,042,835	136,914,624
Change in net unrealized appreciation (depreciation)	(81,935,341)	1,248,492,417
Net increase (decrease) in net assets resulting from operations	159,408,380	1,470,682,975
Distributions to shareholders from net investment income	(83,986,110)	(95,770,528)
Distributions to shareholders from net realized gain	(5,103,031)	(6,822,064)
Total distributions	(89,089,141)	(102,592,592)
Share transactions - net increase (decrease)	(448,106,251)	1,304,095,173
Redemption fees	–	11,066
Total increase (decrease) in net assets	(377,787,012)	2,672,196,622
Net Assets
Beginning of period	7,985,959,749	5,313,763,127
End of period	$7,608,172,737	$7,985,959,749
Other Information
Undistributed net investment income end of period	$43,603,647	$82,288,871

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$50.18	$40.73	$41.56	$39.02	$39.22	$31.35
Income from Investment Operations
Net investment income (loss)A	.29	.58	.75B	.52	.77C	.54
Net realized and unrealized gain (loss)	.75	9.65	(1.15)	2.69	(.28)	8.10
Total from investment operations	1.04	10.23	(.40)	3.21	.49	8.64
Distributions from net investment income	(.52)	(.72)	(.43)	(.67)	(.51)	(.77)
Distributions from net realized gain	(.03)	(.05)	(.01)	–	(.18)	–
Total distributions	(.55)	(.78)D	(.43)E	(.67)	(.69)	(.77)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$50.67	$50.18	$40.73	$41.56	$39.02	$39.22
Total ReturnG,H	2.10%	25.63%	(.97)%	8.34%	1.27%	28.17%
Ratios to Average Net AssetsI,J
Expenses before reductions	.99%K	1.00%	1.03%	1.04%	1.04%	1.09%
Expenses net of fee waivers, if any	.99%K	1.00%	1.03%	1.04%	1.04%	1.09%
Expenses net of all reductions	.98%K	1.00%	1.03%	1.03%	1.04%	1.06%
Net investment income (loss)	1.13%K	1.30%	1.88%B	1.28%	1.93%C	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$6,392,929	$6,828,078	$4,569,084	$3,844,290	$2,738,667	$1,874,922
Portfolio turnover rateL	33%K	26%M	33%	28%	41%	42%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.42%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $.052 per share.

 E Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$50.11	$40.67	$41.49	$38.96	$39.17	$31.32
Income from Investment Operations
Net investment income (loss)A	.31	.64	.80B	.57	.82C	.60
Net realized and unrealized gain (loss)	.75	9.62	(1.14)	2.68	(.28)	8.08
Total from investment operations	1.06	10.26	(.34)	3.25	.54	8.68
Distributions from net investment income	(.57)	(.77)	(.47)	(.72)	(.58)	(.83)
Distributions from net realized gain	(.03)	(.05)	(.01)	–	(.18)	–
Total distributions	(.60)	(.82)	(.48)	(.72)	(.75)D	(.83)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$50.57	$50.11	$40.67	$41.49	$38.96	$39.17
Total ReturnF,G	2.15%	25.80%	(.85)%	8.47%	1.41%	28.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.89%	.91%	.91%	.90%	.93%
Expenses net of fee waivers, if any	.88%J	.89%	.91%	.91%	.90%	.92%
Expenses net of all reductions	.87%J	.88%	.90%	.90%	.90%	.90%
Net investment income (loss)	1.24%J	1.42%	2.00%B	1.40%	2.06%C	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,215,244	$1,157,882	$744,679	$691,585	$626,817	$562,490
Portfolio turnover rateK	33%J	26%L	33%	28%	41%	42%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,735,331,550
Gross unrealized depreciation	(194,783,022)
Net unrealized appreciation (depreciation)	$1,540,548,528
Tax cost	$6,187,527,664

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,297,976,581 and $1,697,231,533, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $257,590,200 in exchange for 5,518,213 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$5,233,063.16
Class K	275,233.05
	$5,508,296

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,869 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$26,290,909	1.64%	$13,163

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,403 and is reflected in Miscellaneous expenses on the Statement of Operations. Interest is charged to the Fund based on its borrowing at a rate equal to .75% plus the higher of the Federal Funds Rate or one-month LIBOR. The Fund's average daily loan balance during the period for which loans were outstanding amounted to $6,700,000. The weighted average interest rate and interest expense was 2.45% and $456, respectively. At period end, there were no borrowings outstanding.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,345,047. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $263,935 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $546.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39,814.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Overseas	$70,575,092	$81,032,285
Class K	13,411,018	14,738,243
Total	$83,986,110	$95,770,528
From net realized gain
Overseas	$4,351,452	$5,828,046
Class K	751,579	994,018
Total	$5,103,031	$6,822,064

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Overseas
Shares sold	15,152,557	43,630,558(a)	$766,940,516	$1,962,017,751(a)
Reinvestment of distributions	1,397,531	2,111,926	69,429,338	82,914,195
Shares redeemed	(26,453,069)	(21,850,358)	(1,331,662,228)	(954,218,064)
Net increase (decrease)	(9,902,981)	23,892,126	$(495,292,374)	$1,090,713,882
Class K
Shares sold	3,633,919	9,782,877	$184,691,947	$437,887,827
Reinvestment of distributions	285,767	401,743	14,162,597	15,732,261
Shares redeemed	(2,996,981)	(5,385,134)	(151,668,421)	(240,238,797)
Net increase (decrease)	922,705	4,799,486	$47,186,123	$213,381,291

 (a) Amount includes in-kind exchanges (see the prior Exchanges In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Overseas	.99%
Actual		$1,000.00	$1,021.00	$4.96
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class K	.88%
Actual		$1,000.00	$1,021.50	$4.41
Hypothetical-C		$1,000.00	$1,020.43	$4.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

OVE-K-SANN-0618
1.863322.109

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund

Fidelity® China Region Fund

Fidelity® Emerging Asia Fund

Fidelity® Emerging Markets Fund

Fidelity® Europe Fund

Fidelity® Japan Fund

Fidelity® Japan Smaller Companies Fund

Fidelity® Latin America Fund

Fidelity® Nordic Fund

Fidelity® Pacific Basin Fund

Semi-Annual Report

April 30, 2018

Contents

Fidelity® Canada Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® China Region Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Asia Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Europe Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Smaller Companies Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Latin America Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Nordic Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Pacific Basin Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Canada Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Canada	95.5%
United States of America*	3.2%
Bailiwick of Jersey	0.8%
United Kingdom	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	97.4
Short-Term Investments and Net Other Assets (Liabilities)	2.6

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Royal Bank of Canada (Banks)	9.8
The Toronto-Dominion Bank (Banks)	9.5
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	7.0
Sun Life Financial, Inc. (Insurance)	3.9
Canadian Pacific Railway Ltd. (Road & Rail)	3.9
TELUS Corp. (Diversified Telecommunication Services)	3.6
Canadian National Railway Co. (Road & Rail)	3.3
Nutrien Ltd. (Chemicals)	3.2
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Food & Staples Retailing)	3.0
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2.9
50.1

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	32.6
Energy	18.8
Materials	12.3
Industrials	9.5
Consumer Staples	7.8
Telecommunication Services	6.0
Information Technology	4.6
Consumer Discretionary	3.8
Real Estate	0.7
Utilities	0.7

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2018, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Canada Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.)	172,600	$10,193,744
Hotels, Restaurants & Leisure - 0.4%
Cara Operations Ltd.	222,000	4,619,993
Leisure Products - 0.3%
BRP, Inc.	87,700	3,547,753
Media - 1.5%
Cogeco Communications, Inc.	149,400	7,960,165
Quebecor, Inc. Class B (sub. vtg.)	441,700	8,235,755
		16,195,920
Specialty Retail - 0.4%
AutoCanada, Inc.	257,100	4,369,268
Textiles, Apparel & Luxury Goods - 0.3%
ERO Copper Corp.	411,700	2,565,209

TOTAL CONSUMER DISCRETIONARY		41,491,887

CONSUMER STAPLES - 7.8%
Food & Staples Retailing - 7.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	773,400	33,436,998
George Weston Ltd.	259,600	21,268,214
Jean Coutu Group, Inc. Class A (sub. vtg.) (a)	395,700	7,578,382
Metro, Inc. Class A (sub. vtg.)	375,295	11,908,188
North West Co., Inc.	301,300	6,479,141
		80,670,923
Tobacco - 0.5%
Imperial Tobacco Group PLC	149,313	5,353,790

TOTAL CONSUMER STAPLES		86,024,713

ENERGY - 18.8%
Energy Equipment & Services - 1.3%
Canadian Energy Services & Technology Corp.	2,056,100	10,072,720
ShawCor Ltd. Class A	221,400	4,283,326
		14,356,046
Oil, Gas & Consumable Fuels - 17.5%
Canadian Natural Resources Ltd.	890,298	32,118,543
Cenovus Energy, Inc.	1,228,200	12,301,610
Enbridge, Inc.	605,000	18,325,052
Kinder Morgan Canada Ltd. (a)(b)	183,500	2,368,157
NuVista Energy Ltd. (c)	716,000	4,701,024
Parkland Fuel Corp. (a)	229,900	5,337,684
Peyto Exploration & Development Corp. (a)	608,900	5,757,269
Pinnacle Renewable Holds, Inc.	408,500	4,546,489
PrairieSky Royalty Ltd. (a)	1,124,518	24,934,793
Suncor Energy, Inc.	2,011,200	76,911,032
Whitecap Resources, Inc. (a)	643,100	4,658,149
		191,959,802

TOTAL ENERGY		206,315,848

FINANCIALS - 32.6%
Banks - 21.7%
Bank of Nova Scotia	419,900	25,809,812
Royal Bank of Canada	1,415,500	107,643,929
The Toronto-Dominion Bank	1,859,700	104,445,630
		237,899,371
Capital Markets - 3.5%
Brookfield Asset Management, Inc. Class A	247,700	9,817,713
CI Financial Corp.	596,800	12,559,318
Fairfax India Holdings Corp. (c)	102,000	1,785,000
Gluskin Sheff + Associates, Inc.	222,700	2,693,665
TMX Group Ltd.	198,300	11,960,241
		38,815,937
Insurance - 7.4%
Intact Financial Corp.	173,725	13,246,371
Power Corp. of Canada (sub. vtg.)	1,060,900	25,209,750
Sun Life Financial, Inc.	1,047,900	43,256,124
		81,712,245

TOTAL FINANCIALS		358,427,553

HEALTH CARE - 0.6%
Biotechnology - 0.6%
Amgen, Inc.	38,300	6,682,584
INDUSTRIALS - 9.5%
Professional Services - 0.7%
Stantec, Inc.	273,800	6,966,818
Road & Rail - 8.2%
Canadian National Railway Co.	476,900	36,834,902
Canadian Pacific Railway Ltd.	234,700	42,825,278
TransForce, Inc.	367,600	10,641,919
		90,302,099
Trading Companies & Distributors - 0.6%
Toromont Industries Ltd.	153,500	6,722,462

TOTAL INDUSTRIALS		103,991,379

INFORMATION TECHNOLOGY - 4.6%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (c)	371,100	21,503,828
Software - 2.6%
Constellation Software, Inc.	22,300	15,937,653
Open Text Corp.	375,328	13,250,998
		29,188,651

TOTAL INFORMATION TECHNOLOGY		50,692,479

MATERIALS - 12.3%
Chemicals - 3.3%
Methanex Corp.	19,000	1,145,224
Nutrien Ltd.	768,681	34,993,111
		36,138,335
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	271,500	13,169,532
Metals & Mining - 7.2%
Agnico Eagle Mines Ltd. (Canada)	337,600	14,206,572
Barrick Gold Corp.	383,000	5,154,593
Franco-Nevada Corp.	272,100	19,299,931
HudBay Minerals, Inc.	551,400	3,852,220
Lundin Mining Corp.	1,694,600	11,218,583
Premier Gold Mines Ltd. (c)	1,683,900	3,567,279
Randgold Resources Ltd.	113,264	9,183,854
Wheaton Precious Metals Corp.	584,100	12,123,731
		78,606,763
Paper & Forest Products - 0.6%
Western Forest Products, Inc.	3,148,000	6,791,511

TOTAL MATERIALS		134,706,141

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Allied Properties (REIT)	252,800	8,167,097
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 3.6%
TELUS Corp.	1,116,900	39,971,615
Wireless Telecommunication Services - 2.4%
Rogers Communications, Inc. Class B (non-vtg.)	545,500	25,750,812

TOTAL TELECOMMUNICATION SERVICES		65,722,427

UTILITIES - 0.7%
Electric Utilities - 0.7%
Hydro One Ltd. (b)	495,600	7,870,465
TOTAL COMMON STOCKS
(Cost $773,555,131)		1,070,092,573

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.74% (d)	28,395,462	28,401,141
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	20,808,939	20,811,019
TOTAL MONEY MARKET FUNDS
(Cost $49,212,404)		49,212,160
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $822,767,535)		1,119,304,733
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(21,311,127)
NET ASSETS - 100%		$1,097,993,606

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,238,622 or 0.9% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$169,353
Fidelity Securities Lending Cash Central Fund	80,957
Total	$250,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$41,491,887	$41,491,887	$--	$--
Consumer Staples	86,024,713	86,024,713	--	--
Energy	206,315,848	206,315,848	--	--
Financials	358,427,553	358,427,553	--	--
Health Care	6,682,584	6,682,584	--	--
Industrials	103,991,379	103,991,379	--	--
Information Technology	50,692,479	50,692,479	--	--
Materials	134,706,141	125,522,287	9,183,854	--
Real Estate	8,167,097	8,167,097	--	--
Telecommunication Services	65,722,427	65,722,427	--	--
Utilities	7,870,465	7,870,465	--	--
Money Market Funds	49,212,160	49,212,160	--	--
Total Investments in Securities:	$1,119,304,733	$1,110,120,879	$9,183,854	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Canada Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,547,539) — See accompanying schedule: Unaffiliated issuers (cost $773,555,131)	$1,070,092,573
Fidelity Central Funds (cost $49,212,404)	49,212,160
Total Investment in Securities (cost $822,767,535)		$1,119,304,733
Foreign currency held at value (cost $935,838)		935,838
Receivable for investments sold		1,366,515
Receivable for fund shares sold		178,794
Dividends receivable		1,474,955
Distributions receivable from Fidelity Central Funds		36,110
Prepaid expenses		694
Other receivables		39,311
Total assets		1,123,336,950
Liabilities
Payable for investments purchased	$223,596
Payable for fund shares redeemed	3,399,999
Accrued management fee	612,513
Distribution and service plan fees payable	22,133
Other affiliated payables	235,113
Other payables and accrued expenses	42,785
Collateral on securities loaned	20,807,205
Total liabilities		25,343,344
Net Assets		$1,097,993,606
Net Assets consist of:
Paid in capital		$774,388,722
Undistributed net investment income		5,042,647
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,026,264
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		296,535,973
Net Assets		$1,097,993,606
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($33,263,501 ÷ 638,650 shares)		$52.08
Maximum offering price per share (100/94.25 of $52.08)		$55.26
Class M:
Net Asset Value and redemption price per share ($9,042,446 ÷ 174,386 shares)		$51.85
Maximum offering price per share (100/96.50 of $51.85)		$53.73
Class C:
Net Asset Value and offering price per share ($13,641,752 ÷ 267,861 shares)(a)		$50.93
Canada:
Net Asset Value, offering price and redemption price per share ($1,015,215,064 ÷ 19,417,537 shares)		$52.28
Class I:
Net Asset Value, offering price and redemption price per share ($26,830,843 ÷ 514,185 shares)		$52.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$15,786,711
Income from Fidelity Central Funds		250,310
Income before foreign taxes withheld		16,037,021
Less foreign taxes withheld		(2,273,763)
Total income		13,763,258
Expenses
Management fee
Basic fee	$4,027,533
Performance adjustment	(202,722)
Transfer agent fees	1,189,210
Distribution and service plan fees	143,662
Accounting and security lending fees	269,058
Custodian fees and expenses	9,623
Independent trustees' fees and expenses	2,374
Registration fees	60,824
Audit	37,709
Legal	4,182
Miscellaneous	4,207
Total expenses before reductions	5,545,660
Expense reductions	(50,163)	5,495,497
Net investment income (loss)		8,267,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,718,912
Fidelity Central Funds	1,598
Foreign currency transactions	6,659
Total net realized gain (loss)		30,727,169
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(57,359,405)
Fidelity Central Funds	(244)
Assets and liabilities in foreign currencies	8,388
Total change in net unrealized appreciation (depreciation)		(57,351,261)
Net gain (loss)		(26,624,092)
Net increase (decrease) in net assets resulting from operations		$(18,356,331)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,267,761	$16,819,801
Net realized gain (loss)	30,727,169	52,938,459
Change in net unrealized appreciation (depreciation)	(57,351,261)	105,995,484
Net increase (decrease) in net assets resulting from operations	(18,356,331)	175,753,744
Distributions to shareholders from net investment income	(16,688,588)	(16,443,381)
Distributions to shareholders from net realized gain	(10,788,163)	(5,168,976)
Total distributions	(27,476,751)	(21,612,357)
Share transactions - net increase (decrease)	(81,412,128)	(276,985,730)
Redemption fees	5,144	38,887
Total increase (decrease) in net assets	(127,240,066)	(122,805,456)
Net Assets
Beginning of period	1,225,233,672	1,348,039,128
End of period	$1,097,993,606	$1,225,233,672
Other Information
Undistributed net investment income end of period	$5,042,647	$13,463,474

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.11	$48.09	$45.25	$60.56	$57.31	$53.65
Income from Investment Operations
Net investment income (loss)A	.30	.50	.48	.45	.47	.60
Net realized and unrealized gain (loss)	(1.25)	6.16	2.84	(8.04)	3.13	3.63
Total from investment operations	(.95)	6.66	3.32	(7.59)	3.60	4.23
Distributions from net investment income	(.59)	(.45)	(.42)	(.50)	(.03)	(.57)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(1.08)	(.64)	(.48)	(7.72)	(.35)	(.57)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$52.08	$54.11	$48.09	$45.25	$60.56	$57.31
Total ReturnC,D,E	(1.80)%	13.98%	7.45%	(14.32)%	6.32%	7.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.34%	1.48%	1.43%	1.29%	1.19%
Expenses net of fee waivers, if any	1.24%H	1.34%	1.48%	1.43%	1.29%	1.19%
Expenses net of all reductions	1.23%H	1.34%	1.48%	1.43%	1.29%	1.18%
Net investment income (loss)	1.13%H	.98%	1.06%	.90%	.79%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$33,264	$37,557	$44,144	$58,286	$95,004	$116,661
Portfolio turnover rateI	26%H	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$53.77	$47.82	$44.99	$60.22	$57.14	$53.48
Income from Investment Operations
Net investment income (loss)A	.22	.35	.35	.29	.29	.45
Net realized and unrealized gain (loss)	(1.25)	6.13	2.83	(8.00)	3.11	3.63
Total from investment operations	(1.03)	6.48	3.18	(7.71)	3.40	4.08
Distributions from net investment income	(.40)	(.34)	(.29)	(.30)	–	(.42)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(.89)	(.53)	(.35)	(7.52)	(.32)	(.42)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$51.85	$53.77	$47.82	$44.99	$60.22	$57.14
Total ReturnC,D,E	(1.95)%	13.64%	7.14%	(14.58)%	5.99%	7.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.63%	1.77%	1.75%	1.59%	1.47%
Expenses net of fee waivers, if any	1.54%H	1.63%	1.77%	1.75%	1.59%	1.47%
Expenses net of all reductions	1.53%H	1.63%	1.77%	1.75%	1.59%	1.46%
Net investment income (loss)	.82%H	.69%	.78%	.58%	.48%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$9,042	$10,356	$11,140	$12,820	$21,989	$23,751
Portfolio turnover rateI	26%H	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$52.72	$46.87	$44.02	$59.04	$56.27	$52.61
Income from Investment Operations
Net investment income (loss)A	.10	.13	.15	.07	.02	.20
Net realized and unrealized gain (loss)	(1.22)	6.01	2.78	(7.85)	3.07	3.58
Total from investment operations	(1.12)	6.14	2.93	(7.78)	3.09	3.78
Distributions from net investment income	(.18)	(.11)	(.02)	(.02)	–	(.12)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(.67)	(.29)B	(.08)	(7.24)	(.32)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$50.93	$52.72	$46.87	$44.02	$59.04	$56.27
Total ReturnD,E,F	(2.15)%	13.16%	6.67%	(14.96)%	5.53%	7.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.97%I	2.06%	2.21%	2.19%	2.03%	1.93%
Expenses net of fee waivers, if any	1.97%I	2.06%	2.21%	2.19%	2.03%	1.92%
Expenses net of all reductions	1.96%I	2.06%	2.21%	2.18%	2.03%	1.92%
Net investment income (loss)	.40%I	.26%	.33%	.14%	.04%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$13,642	$15,938	$18,489	$21,610	$38,749	$46,040
Portfolio turnover rateJ	26%I	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.188 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.41	$48.35	$45.55	$60.95	$57.72	$54.05
Income from Investment Operations
Net investment income (loss)A	.39	.66	.62	.60	.66	.77
Net realized and unrealized gain (loss)	(1.26)	6.20	2.85	(8.09)	3.13	3.66
Total from investment operations	(.87)	6.86	3.47	(7.49)	3.79	4.43
Distributions from net investment income	(.77)	(.61)	(.61)	(.69)	(.24)	(.76)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(1.26)	(.80)	(.67)	(7.91)	(.56)	(.76)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$52.28	$54.41	$48.35	$45.55	$60.95	$57.72
Total ReturnC,D	(1.64)%	14.35%	7.79%	(14.08)%	6.64%	8.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%G	1.02%	1.17%	1.15%	.98%	.87%
Expenses net of fee waivers, if any	.92%G	1.02%	1.17%	1.15%	.98%	.87%
Expenses net of all reductions	.91%G	1.02%	1.17%	1.14%	.98%	.86%
Net investment income (loss)	1.44%G	1.30%	1.37%	1.18%	1.09%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,015,215	$1,130,803	$1,233,050	$1,279,488	$2,057,843	$2,262,380
Portfolio turnover rateH	26%G	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.29	$48.28	$45.44	$60.80	$57.57	$53.91
Income from Investment Operations
Net investment income (loss)A	.40	.67	.66	.61	.65	.78
Net realized and unrealized gain (loss)	(1.26)	6.19	2.83	(8.07)	3.12	3.64
Total from investment operations	(.86)	6.86	3.49	(7.46)	3.77	4.42
Distributions from net investment income	(.77)	(.66)	(.59)	(.68)	(.22)	(.76)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(1.25)B	(.85)	(.65)	(7.90)	(.54)	(.76)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$52.18	$54.29	$48.28	$45.44	$60.80	$57.57
Total ReturnD,E	(1.61)%	14.38%	7.83%	(14.05)%	6.62%	8.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H	1.00%	1.14%	1.13%	1.00%	.86%
Expenses net of fee waivers, if any	.88%H	.99%	1.13%	1.12%	1.00%	.86%
Expenses net of all reductions	.87%H	.99%	1.13%	1.12%	1.00%	.85%
Net investment income (loss)	1.49%H	1.33%	1.41%	1.21%	1.08%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$26,831	$30,581	$41,217	$14,846	$30,165	$30,831
Portfolio turnover rateI	26%H	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.25 per share is comprised of distributions from net investment income of $.765 and distributions from net realized gain of $.487 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Canada and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$311,941,162
Gross unrealized depreciation	(22,518,838)
Net unrealized appreciation (depreciation)	$289,422,324
Tax cost	$829,882,409

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,799,819 and $248,259,849, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$44,677	$691
Class M	.25%	.25%	24,310	297
Class C	.75%	.25%	74,675	2,567
			$143,662	$3,555

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,864
Class M	1,224
Class C(a)	385
$5,473

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$48,031.27
Class M	15,624.32
Class C	18,565.25
Canada	1,083,299.20
Class I	23,691.16
	$1,189,210

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,714 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80,957. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $44,134 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,029.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$402,298	$406,836
Class M	75,402	78,661
Class C	54,494	39,905
Canada	15,730,428	15,352,959
Class I	425,966	565,020
Total	$16,688,588	$16,443,381
From net realized gain
Class A	$332,434	$168,842
Class M	91,347	43,752
Class C	144,231	71,450
Canada	9,948,981	4,723,987
Class I	271,170	160,945
Total	$10,788,163	$5,168,976

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	23,105	63,470	$1,227,684	$3,161,163
Reinvestment of distributions	12,714	10,631	672,936	525,595
Shares redeemed	(91,263)	(297,916)	(4,815,773)	(14,925,894)
Net increase (decrease)	(55,444)	(223,815)	$(2,915,153)	$(11,239,136)
Class M
Shares sold	4,704	24,195	$246,861	$1,198,423
Reinvestment of distributions	3,154	2,464	166,353	121,397
Shares redeemed	(26,077)	(67,009)	(1,386,007)	(3,403,775)
Net increase (decrease)	(18,219)	(40,350)	$(972,793)	$(2,083,955)
Class C
Shares sold	7,594	25,680	$387,627	$1,254,827
Reinvestment of distributions	3,474	1,995	180,309	96,717
Shares redeemed	(45,537)	(119,795)	(2,349,937)	(5,862,219)
Net increase (decrease)	(34,469)	(92,120)	$(1,782,001)	$(4,510,675)
Canada
Shares sold	336,931	1,830,107	$18,046,020	$91,494,332
Reinvestment of distributions	457,772	381,896	24,289,363	18,930,598
Shares redeemed	(2,160,635)	(6,928,660)	(115,553,641)	(353,430,502)
Net increase (decrease)	(1,365,932)	(4,716,657)	$(73,218,258)	$(243,005,572)
Class I
Shares sold	76,604	249,628	$4,082,696	$12,551,193
Reinvestment of distributions	12,538	14,338	663,882	709,005
Shares redeemed	(138,251)	(554,299)	(7,270,501)	(29,406,590)
Net increase (decrease)	(49,109)	(290,333)	$(2,523,923)	$(16,146,392)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® China Region Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	37.5%
China	33.4%
Taiwan	12.8%
Hong Kong	7.7%
United States of America*	3.3%
South Africa	1.6%
Bailiwick of Jersey	1.2%
Italy	0.8%
British Virgin Islands	0.8%
Other	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.7
Short-Term Investments and Net Other Assets (Liabilities)	3.3

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Internet Software & Services)	11.2
Alibaba Group Holding Ltd. sponsored ADR (Internet Software & Services)	8.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5.4
AIA Group Ltd. (Insurance)	3.1
China Construction Bank Corp. (H Shares) (Banks)	2.4
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2.1
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.0
NetEase, Inc. ADR (Internet Software & Services)	1.9
Geely Automobile Holdings Ltd. (Automobiles)	1.8
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	1.7
40.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	42.0
Consumer Discretionary	16.3
Financials	13.0
Health Care	5.0
Consumer Staples	5.0
Materials	4.8
Industrials	4.2
Energy	4.0
Utilities	1.4
Real Estate	1.0

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2018, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® China Region Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 2.5%
Geely Automobile Holdings Ltd.	10,384,000	$27,310,251
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,208,000	9,539,576
		36,849,827
Diversified Consumer Services - 2.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	229,800	20,645,232
TAL Education Group ADR	206,600	7,524,372
ZTO Express (Cayman), Inc. sponsored ADR	471,400	7,778,100
		35,947,704
Hotels, Restaurants & Leisure - 1.1%
Melco Crown Entertainment Ltd. sponsored ADR	400,000	12,484,000
Summit Ascent Holdings Ltd. (a)(b)	31,652,000	3,781,470
		16,265,470
Household Durables - 3.2%
Hangzhou Robam Appliances Co. Ltd. Class A	1,408,391	7,411,605
Midea Group Co. Ltd. Class A	2,123,600	17,266,039
Sundart Holdings Ltd.	20,000,000	11,678,743
Techtronic Industries Co. Ltd.	1,913,500	11,209,650
		47,566,037
Internet & Direct Marketing Retail - 2.7%
Ctrip.com International Ltd. ADR (b)	99,400	4,065,460
JD.com, Inc. sponsored ADR (b)	525,700	19,193,307
Vipshop Holdings Ltd. ADR (b)	1,073,800	16,622,424
		39,881,191
Media - 1.6%
Naspers Ltd. Class N	99,700	24,288,870
Specialty Retail - 0.4%
Chow Tai Fook Jewellery Group Ltd.	5,333,800	6,876,690
Textiles, Apparel & Luxury Goods - 1.7%
Prada SpA	2,500,000	12,684,764
Shenzhou International Group Holdings Ltd.	1,191,000	13,001,237
		25,686,001

TOTAL CONSUMER DISCRETIONARY		233,361,790

CONSUMER STAPLES - 5.0%
Beverages - 4.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,242,989	21,901,904
Kweichow Moutai Co. Ltd. (A Shares)	204,882	21,334,163
Wuliangye Yibin Co. Ltd. Class A	2,363,756	25,285,717
		68,521,784
Food & Staples Retailing - 0.4%
COFCO Meat Holdings Ltd. (a)(b)	34,841,000	5,397,830

TOTAL CONSUMER STAPLES		73,919,614

ENERGY - 4.0%
Energy Equipment & Services - 1.3%
China Oilfield Services Ltd. (H Shares)	19,464,000	19,419,153
Oil, Gas & Consumable Fuels - 2.7%
CNOOC Ltd.	18,768,000	31,750,083
PetroChina Co. Ltd. (H Shares)	10,832,000	7,981,768
		39,731,851

TOTAL ENERGY		59,151,004

FINANCIALS - 13.0%
Banks - 4.1%
China Construction Bank Corp. (H Shares)	33,810,000	35,421,353
Industrial & Commercial Bank of China Ltd. (H Shares)	29,680,000	26,055,526
		61,476,879
Capital Markets - 1.3%
CITIC Securities Co. Ltd. (H Shares)	4,092,500	9,976,418
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (b)(c)	1,119,000	8,735,642
		18,712,060
Insurance - 7.6%
AIA Group Ltd.	5,240,400	46,834,503
China Life Insurance Co. Ltd. (H Shares)	5,682,000	16,113,925
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,724,600	20,848,141
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,041,500	29,719,712
		113,516,281

TOTAL FINANCIALS		193,705,220

HEALTH CARE - 5.0%
Health Care Providers & Services - 0.4%
China Resources Phoenix Health	4,880,500	6,379,114
Pharmaceuticals - 4.6%
CSPC Pharmaceutical Group Ltd.	10,164,000	25,888,305
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	32	419
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	4,390,487	19,861,505
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,908,400	13,811,016
Yunnan Baiyao Group Co. Ltd.	559,400	8,353,843
		67,915,088

TOTAL HEALTH CARE		74,294,202

INDUSTRIALS - 4.2%
Commercial Services & Supplies - 0.8%
Focused Photonics Hangzhou, Inc.	2,643,902	11,587,018
Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	1,126,250	1,464,748
Machinery - 2.3%
Han's Laser Technology Industry Group Co. Ltd.	821,758	6,037,828
Sany Heavy Industry Co. Ltd. Class A	7,886,277	10,851,282
Shenzhen Inovance Technology Co. Ltd. Class A	2,692,250	13,931,949
Zhengzhou Yutong Bus Co. Ltd.	1,399,918	4,522,644
		35,343,703
Transportation Infrastructure - 1.0%
Shanghai International Airport Co. Ltd. (A Shares)	1,843,822	14,481,643

TOTAL INDUSTRIALS		62,877,112

INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 0.8%
Nanfang Communication Holdings Ltd.	20,308,000	11,623,062
Electronic Equipment & Components - 4.7%
AVIC Jonhon OptronicTechnology Co. Ltd.	2,918,766	17,911,154
Chroma ATE, Inc.	3,145,000	15,785,803
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,655,950	22,143,658
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,778,400	10,490,559
Lens Technology Co. Ltd. Class A	1,006,855	3,353,692
		69,684,866
Internet Software & Services - 23.8%
58.com, Inc. ADR (b)	219,500	19,182,105
Alibaba Group Holding Ltd. sponsored ADR (b)	715,300	127,709,662
Momo, Inc. ADR (b)	300,000	10,470,000
NetEase, Inc. ADR	113,600	29,203,152
Tencent Holdings Ltd.	3,405,300	167,414,520
Weibo Corp. sponsored ADR (a)(b)	9,970	1,141,764
		355,121,203
Semiconductors & Semiconductor Equipment - 12.0%
ASE Industrial Holding Co. Ltd.	1,697,500	4,571,389
ASM Pacific Technology Ltd.	800,300	10,966,780
GlobalWafers Co. Ltd.	1,109,500	17,867,353
Himax Technologies, Inc. sponsored ADR	800,000	5,456,000
Nanya Technology Corp.	7,689,000	23,892,552
Silergy Corp.	457,000	9,539,881
Sino-American Silicon Products, Inc.	3,751,000	16,070,471
Taiwan Semiconductor Manufacturing Co. Ltd.	10,627,000	80,806,111
United Microelectronics Corp.	18,963,000	10,208,106
		179,378,643
Technology Hardware, Storage & Peripherals - 0.7%
ADLINK Technology, Inc.	3,682,844	7,538,787
Advantech Co. Ltd.	380,587	2,608,101
		10,146,888

TOTAL INFORMATION TECHNOLOGY		625,954,662

MATERIALS - 4.8%
Construction Materials - 2.2%
BBMG Corp. (H Shares)	33,657,000	15,351,237
West China Cement Ltd.	85,964,000	17,435,723
		32,786,960
Metals & Mining - 2.6%
Aluminum Corp. of China Ltd. (H Shares) (b)	9,772,000	5,519,103
China Molybdenum Co. Ltd. (H Shares)	9,999,000	7,513,927
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	5,991,031
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)	8,844,000	6,923,079
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	13,304,054
		39,251,194

TOTAL MATERIALS		72,038,154

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Beijing Capital Land Ltd. (H Shares)	27,000,000	14,379,194
UTILITIES - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
Canvest Environmental Protection Group Co. Ltd.	16,700,000	9,265,210
Huaneng Renewables Corp. Ltd. (H Shares)	26,040,000	11,564,436
		20,829,646
TOTAL COMMON STOCKS
(Cost $1,006,665,688)		1,430,510,598

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Direct Marketing Retail - 0.7%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)(e)
(Cost $6,268,244)	1,983,088	11,083,598

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.74% (f)	50,745,496	50,755,645
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	2,919,083	2,919,375
TOTAL MONEY MARKET FUNDS
(Cost $53,675,021)		53,675,020
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,066,608,953)		1,495,269,216
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,818,742)
NET ASSETS - 100%		$1,490,450,474

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,735,642 or 0.6% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,083,598 or 0.7% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$532,192
Fidelity Securities Lending Cash Central Fund	146,593
Total	$678,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$244,445,388	$88,312,895	$145,048,895	$11,083,598
Consumer Staples	73,919,614	--	73,919,614	--
Energy	59,151,004	--	59,151,004	--
Financials	193,705,220	--	193,705,220	--
Health Care	74,294,202	--	74,294,202	--
Industrials	62,877,112	--	62,877,112	--
Information Technology	625,954,662	193,162,683	432,791,979	--
Materials	72,038,154	--	72,038,154	--
Real Estate	14,379,194	--	14,379,194	--
Utilities	20,829,646	--	20,829,646	--
Money Market Funds	53,675,020	53,675,020	--	--
Total Investments in Securities:	$1,495,269,216	$335,150,598	$1,149,035,020	$11,083,598

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$685,550,361
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Fidelity® China Region Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,576,843) — See accompanying schedule: Unaffiliated issuers (cost $1,012,933,932)	$1,441,594,196
Fidelity Central Funds (cost $53,675,021)	53,675,020
Total Investment in Securities (cost $1,066,608,953)		$1,495,269,216
Receivable for fund shares sold		844,206
Dividends receivable		807,504
Distributions receivable from Fidelity Central Funds		112,286
Prepaid expenses		617
Other receivables		161,706
Total assets		1,497,195,535
Liabilities
Payable for fund shares redeemed	$2,303,254
Accrued management fee	877,846
Distribution and service plan fees payable	24,993
Other affiliated payables	288,011
Other payables and accrued expenses	331,637
Collateral on securities loaned	2,919,320
Total liabilities		6,745,061
Net Assets		$1,490,450,474
Net Assets consist of:
Paid in capital		$1,214,114,301
Accumulated net investment loss		(5,437,479)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(146,884,586)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		428,658,238
Net Assets		$1,490,450,474
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,393,839 ÷ 909,583 shares)		$35.61
Maximum offering price per share (100/94.25 of $35.61)		$37.78
Class M:
Net Asset Value and redemption price per share ($12,003,073 ÷ 338,578 shares)		$35.45
Maximum offering price per share (100/96.50 of $35.45)		$36.74
Class C:
Net Asset Value and offering price per share ($15,043,929 ÷ 433,317 shares)(a)		$34.72
China Region:
Net Asset Value, offering price and redemption price per share ($1,399,025,072 ÷ 38,823,939 shares)		$36.04
Class I:
Net Asset Value, offering price and redemption price per share ($31,984,561 ÷ 893,961 shares)		$35.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,349,084
Income from Fidelity Central Funds (including $146,593 from security lending)		678,785
Income before foreign taxes withheld		2,027,869
Less foreign taxes withheld		(89,757)
Total income		1,938,112
Expenses
Management fee	$5,312,048
Transfer agent fees	1,346,929
Distribution and service plan fees	151,212
Accounting and security lending fees	345,879
Custodian fees and expenses	191,735
Independent trustees' fees and expenses	2,965
Registration fees	108,289
Audit	44,555
Legal	2,497
Interest	2,235
Miscellaneous	4,384
Total expenses before reductions	7,512,728
Expense reductions	(233,775)	7,278,953
Net investment income (loss)		(5,340,841)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,058,897)
Fidelity Central Funds	351
Foreign currency transactions	8,100
Total net realized gain (loss)		(6,050,446)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	69,149,781
Fidelity Central Funds	(366)
Assets and liabilities in foreign currencies	774
Total change in net unrealized appreciation (depreciation)		69,150,189
Net gain (loss)		63,099,743
Net increase (decrease) in net assets resulting from operations		$57,758,902

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,340,841)	$6,291,196
Net realized gain (loss)	(6,050,446)	78,315,721
Change in net unrealized appreciation (depreciation)	69,150,189	266,749,225
Net increase (decrease) in net assets resulting from operations	57,758,902	351,356,142
Distributions to shareholders from net investment income	(5,632,791)	(10,635,865)
Distributions to shareholders from net realized gain	–	(1,988,966)
Total distributions	(5,632,791)	(12,624,831)
Share transactions - net increase (decrease)	57,326,531	(22,198,615)
Redemption fees	88,492	258,175
Total increase (decrease) in net assets	109,541,134	316,790,871
Net Assets
Beginning of period	1,380,909,340	1,064,118,469
End of period	$1,490,450,474	$1,380,909,340
Other Information
Undistributed net investment income end of period	$–	$5,536,153
Accumulated net investment loss end of period	$(5,437,479)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.22	$25.46	$29.34	$34.18	$35.56	$28.53
Income from Investment Operations
Net investment income (loss)A	(.18)	.08	.18	.40B	.21	.30
Net realized and unrealized gain (loss)	1.65	8.90	(.20)	(.83)	2.01C	7.06
Total from investment operations	1.47	8.98	(.02)	(.43)	2.22	7.36
Distributions from net investment income	(.08)	(.18)	(.27)	(.22)	(.30)	(.34)
Distributions from net realized gain	–	(.05)	(3.59)	(4.24)	(3.31)	–
Total distributions	(.08)	(.23)	(3.86)	(4.46)	(3.61)	(.34)
Redemption fees added to paid in capitalA	–D	.01	–D	.05	.01	.01
Net asset value, end of period	$35.61	$34.22	$25.46	$29.34	$34.18	$35.56
Total ReturnE,F,G	4.29%	35.67%	(.13)%	(1.45)%	6.45%C	26.07%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.26%J	1.30%	1.33%	1.28%	1.35%	1.35%
Expenses net of fee waivers, if any	1.26%J	1.30%	1.33%	1.28%	1.35%	1.35%
Expenses net of all reductions	1.23%J	1.29%	1.32%	1.26%	1.35%	1.31%
Net investment income (loss)	(.98)%J	.28%	.75%	1.26%B	.64%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$32,394	$35,539	$22,937	$32,761	$21,728	$20,623
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.05	$25.34	$29.18	$34.02	$35.40	$28.40
Income from Investment Operations
Net investment income (loss)A	(.24)	(.02)	.10	.30B	.12	.21
Net realized and unrealized gain (loss)	1.64	8.88	(.22)	(.83)	1.99C	7.04
Total from investment operations	1.40	8.86	(.12)	(.53)	2.11	7.25
Distributions from net investment income	–	(.11)	(.13)	(.12)	(.19)	(.26)
Distributions from net realized gain	–	(.05)	(3.59)	(4.24)	(3.31)	–
Total distributions	–	(.16)	(3.72)	(4.36)	(3.50)	(.26)
Redemption fees added to paid in capitalA	–D	.01	–D	.05	.01	.01
Net asset value, end of period	$35.45	$34.05	$25.34	$29.18	$34.02	$35.40
Total ReturnE,F,G	4.11%	35.25%	(.50)%	(1.79)%	6.15%C	25.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.61%J	1.65%	1.67%	1.62%	1.65%	1.64%
Expenses net of fee waivers, if any	1.61%J	1.65%	1.67%	1.62%	1.65%	1.64%
Expenses net of all reductions	1.58%J	1.64%	1.67%	1.60%	1.65%	1.60%
Net investment income (loss)	(1.33)%J	(.07)%	.40%	.92%B	.35%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$12,003	$9,763	$5,644	$6,409	$6,305	$5,965
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$33.41	$24.82	$28.68	$33.56	$34.99	$28.07
Income from Investment Operations
Net investment income (loss)A	(.31)	(.13)	–B	.15C	(.02)	.06
Net realized and unrealized gain (loss)	1.62	8.73	(.21)	(.80)	1.97D	6.97
Total from investment operations	1.31	8.60	(.21)	(.65)	1.95	7.03
Distributions from net investment income	–	–	(.06)	(.04)	(.08)	(.12)
Distributions from net realized gain	–	(.02)	(3.59)	(4.24)	(3.31)	–
Total distributions	–	(.02)	(3.65)	(4.28)	(3.39)	(.12)
Redemption fees added to paid in capitalA	–B	.01	–B	.05	.01	.01
Net asset value, end of period	$34.72	$33.41	$24.82	$28.68	$33.56	$34.99
Total ReturnE,F,G	3.92%	34.71%	(.88)%	(2.21)%	5.71%D	25.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.01%J	2.05%	2.07%	2.05%	2.07%	2.10%
Expenses net of fee waivers, if any	2.01%J	2.05%	2.07%	2.05%	2.07%	2.10%
Expenses net of all reductions	1.98%J	2.03%	2.06%	2.02%	2.07%	2.07%
Net investment income (loss)	(1.72)%J	(.46)%	.01%	.49%C	(.07)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$15,044	$12,952	$11,218	$14,355	$10,445	$6,957
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.64	$25.78	$29.66	$34.51	$35.83	$28.73
Income from Investment Operations
Net investment income (loss)A	(.12)	.17	.26	.51B	.33	.41
Net realized and unrealized gain (loss)	1.66	9.00	(.21)	(.84)	2.03C	7.11
Total from investment operations	1.54	9.17	.05	(.33)	2.36	7.52
Distributions from net investment income	(.14)	(.27)	(.35)	(.33)	(.38)	(.43)
Distributions from net realized gain	–	(.05)	(3.59)	(4.24)	(3.31)	–
Total distributions	(.14)	(.32)	(3.93)D	(4.57)	(3.69)	(.43)
Redemption fees added to paid in capitalA	–E	.01	–E	.05	.01	.01
Net asset value, end of period	$36.04	$34.64	$25.78	$29.66	$34.51	$35.83
Total ReturnF,G	4.47%	36.10%	.15%	(1.14)%	6.83%C	26.51%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	1.00%	1.02%	.99%	1.01%	1.02%
Expenses net of fee waivers, if any	.95%J	1.00%	1.02%	.98%	1.01%	1.02%
Expenses net of all reductions	.92%J	.99%	1.01%	.96%	1.01%	.98%
Net investment income (loss)	(.67)%J	.58%	1.06%	1.55%B	.99%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,399,025	$1,294,775	$1,004,985	$1,262,274	$1,352,761	$1,425,828
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

 D Total distributions of $3.93 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $3.588 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.41	$25.62	$29.51	$34.39	$35.75	$28.68
Income from Investment Operations
Net investment income (loss)A	(.13)	.16	.26	.51B	.34	.42
Net realized and unrealized gain (loss)	1.66	8.95	(.20)	(.84)	2.02C	7.10
Total from investment operations	1.53	9.11	.06	(.33)	2.36	7.52
Distributions from net investment income	(.16)	(.28)	(.36)	(.36)	(.43)	(.46)
Distributions from net realized gain	–	(.05)	(3.59)	(4.24)	(3.31)	–
Total distributions	(.16)	(.33)	(3.95)	(4.60)	(3.73)D	(.46)
Redemption fees added to paid in capitalA	–E	.01	–E	.05	.01	.01
Net asset value, end of period	$35.78	$34.41	$25.62	$29.51	$34.39	$35.75
Total ReturnF,G	4.46%	36.11%	.16%	(1.14)%	6.87%C	26.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	1.01%	1.00%	.97%	.98%	.97%
Expenses net of fee waivers, if any	.97%J	1.01%	1.00%	.97%	.98%	.97%
Expenses net of all reductions	.94%J	.99%	.99%	.95%	.98%	.93%
Net investment income (loss)	(.69)%J	.57%	1.07%	1.57%B	1.01%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$31,985	$27,880	$19,334	$26,961	$19,404	$10,206
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

 D Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3– unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$473,892,337
Gross unrealized depreciation	(46,862,222)
Net unrealized appreciation (depreciation)	$427,030,115
Tax cost	$1,068,239,101

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(139,203,991)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $162,275,902 and $158,713,436, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$47,032	$1,362
Class M	.25%	.25%	28,924	410
Class C	.75%	.25%	75,256	16,234
			$151,212	$18,006

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23,915
Class M	3,369
Class C(a)	3,475
$30,759

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$42,963.23
Class M	19,120.33
Class C	16,807.22
China Region	1,234,051.17
Class I	33,988.19
	$1,346,929

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $494 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,475,727	1.34%	$2,235

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,142 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $226,592 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,183.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$79,935	$157,254
Class M	–	24,256
China Region	5,380,060	10,242,046
Class I	172,796	212,309
Total	$5,632,791	$10,635,865
From net realized gain
Class A	$–	$43,202
Class M	–	10,926
Class C	–	7,384
China Region	–	1,889,677
Class I	–	37,777
Total	$–	$1,988,966

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	186,195	484,746	$6,775,443	$14,218,284
Reinvestment of distributions	2,311	7,951	78,689	195,750
Shares redeemed	(317,334)	(355,316)	(11,749,829)	(9,896,035)
Net increase (decrease)	(128,828)	137,381	$(4,895,697)	$4,517,999
Class M
Shares sold	85,711	114,104	$3,124,555	$3,376,139
Reinvestment of distributions	–	1,419	–	34,859
Shares redeemed	(33,846)	(51,513)	(1,217,409)	(1,446,359)
Net increase (decrease)	51,865	64,010	$1,907,146	$1,964,639
Class C
Shares sold	107,993	123,999	$3,868,599	$3,531,382
Reinvestment of distributions	–	254	–	6,148
Shares redeemed	(62,308)	(188,578)	(2,211,653)	(4,895,729)
Net increase (decrease)	45,685	(64,325)	$1,656,946	$(1,358,199)
China Region
Shares sold	7,252,530	7,507,787	$269,152,089	$224,773,166
Reinvestment of distributions	150,399	469,834	5,175,224	11,675,364
Shares redeemed	(5,953,767)	(9,588,795)	(218,355,689)	(265,714,287)
Net increase (decrease)	1,449,162	(1,611,174)	$55,971,624	$(29,265,757)
Class I
Shares sold	533,504	659,273	$19,432,373	$19,707,002
Reinvestment of distributions	4,532	8,728	154,844	215,492
Shares redeemed	(454,184)	(612,455)	(16,900,705)	(17,979,791)
Net increase (decrease)	83,852	55,546	$2,686,512	$1,942,703

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Emerging Asia Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	19.3%
China	15.8%
India	15.7%
Korea (South)	9.6%
Hong Kong	9.0%
Taiwan	8.8%
Bermuda	4.3%
United States of America*	3.8%
Indonesia	2.8%
Other	10.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	7.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.3
AIA Group Ltd. (Hong Kong, Insurance)	3.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.6
China Construction Bank Corp. (H Shares) (China, Banks)	2.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.3
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.9
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	1.7
PT Bank Central Asia Tbk (Indonesia, Banks)	1.6
33.9

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	28.3
Financials	21.7
Consumer Discretionary	9.7
Industrials	7.3
Utilities	5.5
Consumer Staples	5.1
Health Care	4.8
Energy	4.2
Real Estate	4.2
Telecommunication Services	3.3

Fidelity® Emerging Asia Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 1.7%
Blue Sky Alternative Investments Ltd.	1,183,786	$2,728,467
Netwealth Group Ltd.	1,144,741	6,164,977
SpeedCast International Ltd.	1,464,414	6,504,230
Woodside Petroleum Ltd.	332,483	8,057,230

TOTAL AUSTRALIA		23,454,904

Bermuda - 4.3%
Cheung Kong Infrastructure Holdings Ltd.	1,469,000	11,593,952
China Resource Gas Group Ltd.	3,884,000	14,283,825
Hongkong Land Holdings Ltd.	2,052,400	14,833,188
Man Wah Holdings Ltd.	6,098,400	4,510,249
Tai Cheung Holdings Ltd.	4,627,000	5,096,447
Vtech Holdings Ltd.	703,500	8,566,008

TOTAL BERMUDA		58,883,669

Cayman Islands - 19.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	416,800	74,415,472
Geely Automobile Holdings Ltd.	3,327,000	8,750,116
International Housewares Retail Co. Ltd.	11,593,400	2,342,554
JD.com, Inc. sponsored ADR (a)	440,300	16,075,353
NetEase, Inc. ADR	57,800	14,858,646
Shenzhou International Group Holdings Ltd.	1,436,000	15,675,715
Silergy Corp.	360,000	7,515,005
SITC International Holdings Co. Ltd.	8,433,000	8,984,906
Tencent Holdings Ltd.	1,997,100	98,183,284
Value Partners Group Ltd.	8,663,000	8,194,376
Xinyi Glass Holdings Ltd.	4,628,000	6,653,210

TOTAL CAYMAN ISLANDS		261,648,637

China - 15.8%
China Construction Bank Corp. (H Shares)	31,024,000	32,502,575
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,157,800	9,521,678
Gree Electric Appliances, Inc. of Zhuhai Class A	2,121,500	14,713,476
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,152,800	13,039,256
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,070,937	14,037,303
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	775,858	13,670,891
Kweichow Moutai Co. Ltd. (A Shares)	182,781	19,032,807
PICC Property & Casualty Co. Ltd. (H Shares)	4,633,120	8,294,070
Qingdao Port International Co. Ltd. (b)	14,740,000	12,109,959
Shanghai International Airport Co. Ltd. (A Shares)	1,778,269	13,966,780
Shenzhen Expressway Co. (H Shares)	9,332,000	9,469,800
Shenzhen Inovance Technology Co. Ltd. Class A	1,932,888	10,002,376
Suofeiya Home Collection Co. Ltd. Class A	1,357,961	6,882,825
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	3,301,960	14,937,271
Yunnan Baiyao Group Co. Ltd.	1,018,905	15,215,896
Zhengzhou Yutong Bus Co. Ltd.	2,358,500	7,619,485

TOTAL CHINA		215,016,448

Hong Kong - 9.0%
AIA Group Ltd.	5,080,000	45,400,976
China Resources Beer Holdings Co. Ltd.	3,188,666	13,733,356
CSPC Pharmaceutical Group Ltd.	8,554,000	21,787,540
Dah Sing Banking Group Ltd.	4,444,800	10,554,922
Power Assets Holdings Ltd.	1,322,500	9,840,516
Sino Land Ltd.	4,792,000	8,271,834
Techtronic Industries Co. Ltd.	2,150,000	12,595,112

TOTAL HONG KONG		122,184,256

India - 15.7%
Adani Ports & Special Economic Zone Ltd.	1,187,844	7,266,145
Amara Raja Batteries Ltd.	524,656	6,778,407
Axis Bank Ltd.	1,718,957	13,326,142
Bajaj Corp. Ltd.	547,431	3,936,578
Bandhan Bank Ltd. (b)	23,660	181,775
Bharti Infratel Ltd.	1,332,884	6,273,093
CCL Products (India) Ltd.	1,559,930	7,336,649
Future Retail Ltd.	1,091,367	9,861,162
Gujarat Gas Ltd.	418,580	5,560,559
Havells India Ltd.	569,841	4,673,583
HDFC Bank Ltd.	651,319	19,630,632
Housing Development Finance Corp. Ltd.	923,264	26,121,930
Indian Oil Corp. Ltd.	2,289,122	5,565,189
Indraprastha Gas Ltd.	3,138,502	13,535,978
Oberoi Realty Ltd.	900,978	7,423,016
Petronet LNG Ltd.	3,603,050	12,267,290
Power Grid Corp. of India Ltd.	6,610,374	20,629,155
Reliance Industries Ltd.	2,135,654	30,835,426
UPL Ltd.	752,532	8,239,132
Vakrangee Ltd.	1,132,546	1,697,626
VST Industries Ltd.	58,615	2,693,089

TOTAL INDIA		213,832,556

Indonesia - 2.8%
PT Bank Central Asia Tbk	13,795,900	21,815,220
PT Bank Rakyat Indonesia Tbk	68,894,400	15,884,877

TOTAL INDONESIA		37,700,097

Israel - 0.2%
Sarine Technologies Ltd.	3,360,700	2,645,553
Japan - 2.3%
Disco Corp.	25,300	4,461,983
Nissan Chemical Industries Co. Ltd.	205,500	9,164,037
SMC Corp.	19,300	7,365,496
SoftBank Corp.	136,400	10,422,148

TOTAL JAPAN		31,413,664

Korea (South) - 8.6%
Coway Co. Ltd.	143,388	11,715,526
Cuckoo Holdings Co. Ltd.	64,790	7,199,393
Hyundai Fire & Marine Insurance Co. Ltd.	193,621	6,915,520
Kakao M Corp.	120,897	10,103,678
KB Financial Group, Inc.	209,244	11,856,299
LG Chemical Ltd.	31,024	10,428,966
Samsung Electronics Co. Ltd.	14,061	34,843,158
SK Hynix, Inc.	298,160	23,525,943

TOTAL KOREA (SOUTH)		116,588,483

Malaysia - 0.3%
Bursa Malaysia Bhd	2,156,100	3,957,734
Multi-National - 1.5%
HKT Trust/HKT Ltd. unit	15,868,300	20,877,699
Philippines - 1.7%
Ayala Land, Inc.	15,554,000	12,240,887
Bank of the Philippine Islands (BPI)	5,027,094	10,190,578

TOTAL PHILIPPINES		22,431,465

Singapore - 0.6%
Wing Tai Holdings Ltd.	5,290,700	8,106,255
Taiwan - 8.8%
E.SUN Financial Holdings Co. Ltd.	19,646,552	13,868,529
Micro-Star International Co. Ltd.	1,996,000	6,222,777
Nien Made Enterprise Co. Ltd.	674,000	5,976,230
Taiwan Semiconductor Manufacturing Co. Ltd.	9,380,892	71,330,893
United Microelectronics Corp.	23,575,000	12,690,825
Voltronic Power Technology Corp.	569,000	10,108,038

TOTAL TAIWAN		120,197,292

Thailand - 2.6%
Bangkok Bank PCL (For. Reg.)	2,017,700	12,853,712
Kasikornbank PCL (For. Reg.)	2,000,800	12,681,206
Thai Beverage PCL	14,773,900	9,497,946

TOTAL THAILAND		35,032,864

TOTAL COMMON STOCKS
(Cost $980,445,310)		1,293,971,576

Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.
(Cost $12,540,081)	7,031	13,879,194

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $65,834,299)	65,821,135	65,834,299
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,058,819,690)		1,373,685,069
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(14,923,222)
NET ASSETS - 100%		$1,358,761,847

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,291,734 or 0.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$268,976
Fidelity Securities Lending Cash Central Fund	3,556
Total	$272,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$133,054,599	$45,093,950	$87,960,649	$--
Consumer Staples	69,901,316	--	69,901,316	--
Energy	56,725,135	--	56,725,135	--
Financials	292,646,195	6,915,520	285,730,675	--
Health Care	65,978,010	--	65,978,010	--
Industrials	100,990,528	7,365,496	93,625,032	--
Information Technology	385,230,070	165,984,396	219,245,674	--
Materials	27,832,135	19,593,003	8,239,132	--
Real Estate	55,971,627	--	55,971,627	--
Telecommunication Services	44,077,170	--	44,077,170	--
Utilities	75,443,985	--	75,443,985	--
Money Market Funds	65,834,299	65,834,299	--	--
Total Investments in Securities:	$1,373,685,069	$310,786,664	$1,062,898,405	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$700,695,263
Level 2 to Level 1	$21,961,994

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $992,985,391)	$1,307,850,770
Fidelity Central Funds (cost $65,834,299)	65,834,299
Total Investment in Securities (cost $1,058,819,690)		$1,373,685,069
Foreign currency held at value (cost $272,453)		272,482
Receivable for investments sold		10,129,778
Receivable for fund shares sold		1,863,880
Dividends receivable		1,344,525
Distributions receivable from Fidelity Central Funds		95,391
Prepaid expenses		576
Other receivables		332,220
Total assets		1,387,723,921
Liabilities
Payable for investments purchased	$24,187,663
Payable for fund shares redeemed	1,535,971
Accrued management fee	777,948
Other affiliated payables	237,815
Other payables and accrued expenses	2,222,677
Total liabilities		28,962,074
Net Assets		$1,358,761,847
Net Assets consist of:
Paid in capital		$1,042,912,941
Undistributed net investment income		1,306,294
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,903,139
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		312,639,473
Net Assets, for 31,042,655 shares outstanding		$1,358,761,847
Net Asset Value, offering price and redemption price per share ($1,358,761,847 ÷ 31,042,655 shares)		$43.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$8,688,178
Income from Fidelity Central Funds		272,532
Income before foreign taxes withheld		8,960,710
Less foreign taxes withheld		(660,165)
Total income		8,300,545
Expenses
Management fee
Basic fee	$4,695,019
Performance adjustment	457,908
Transfer agent fees	1,131,011
Accounting and security lending fees	307,904
Custodian fees and expenses	324,317
Independent trustees' fees and expenses	2,691
Registration fees	48,324
Audit	40,762
Legal	2,247
Interest	1,898
Miscellaneous	3,987
Total expenses before reductions	7,016,068
Expense reductions	(110,868)	6,905,200
Net investment income (loss)		1,395,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,517,004
Fidelity Central Funds	(262)
Foreign currency transactions	(407,285)
Total net realized gain (loss)		44,109,457
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,848,596)	(39,632,369)
Fidelity Central Funds	326
Assets and liabilities in foreign currencies	(29,146)
Total change in net unrealized appreciation (depreciation)		(39,661,189)
Net gain (loss)		4,448,268
Net increase (decrease) in net assets resulting from operations		$5,843,613

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,395,345	$10,858,459
Net realized gain (loss)	44,109,457	2,628,524
Change in net unrealized appreciation (depreciation)	(39,661,189)	285,498,542
Net increase (decrease) in net assets resulting from operations	5,843,613	298,985,525
Distributions to shareholders from net investment income	(10,579,210)	(9,245,057)
Distributions to shareholders from net realized gain	(630,740)	(1,418,120)
Total distributions	(11,209,950)	(10,663,177)
Share transactions
Proceeds from sales of shares	357,795,196	240,731,562
Reinvestment of distributions	9,352,064	9,645,118
Cost of shares redeemed	(289,373,379)	(174,712,854)
Net increase (decrease) in net assets resulting from share transactions	77,773,881	75,663,826
Redemption fees	23,229	79,537
Total increase (decrease) in net assets	72,430,773	364,065,711
Net Assets
Beginning of period	1,286,331,074	922,265,363
End of period	$1,358,761,847	$1,286,331,074
Other Information
Undistributed net investment income end of period	$1,306,294	$10,490,159
Shares
Sold	7,910,344	6,226,419
Issued in reinvestment of distributions	215,039	301,034
Redeemed	(6,357,283)	(4,887,212)
Net increase (decrease)	1,768,100	1,640,241

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Asia Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$43.94	$33.37	$31.20	$33.03	$30.91	$28.57
Income from Investment Operations
Net investment income (loss)A	.05	.40	.39	.42	.43	.39
Net realized and unrealized gain (loss)	.17	10.56	1.91	(1.96)	2.08	2.49
Total from investment operations	.22	10.96	2.30	(1.54)	2.51	2.88
Distributions from net investment income	(.37)	(.34)	(.13)	(.29)	(.39)	(.46)
Distributions from net realized gain	(.02)	(.05)	–	–	–	(.08)
Total distributions	(.39)	(.39)	(.13)	(.29)	(.39)	(.54)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$43.77	$43.94	$33.37	$31.20	$33.03	$30.91
Total ReturnC,D	.51%	33.28%	7.42%	(4.69)%	8.21%	10.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.10%	1.16%	1.09%	1.04%	1.08%
Expenses net of fee waivers, if any	1.03%G	1.10%	1.16%	1.09%	1.04%	1.08%
Expenses net of all reductions	1.02%G	1.08%	1.16%	1.09%	1.04%	1.05%
Net investment income (loss)	.21%G	1.07%	1.25%	1.26%	1.36%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,358,762	$1,286,331	$922,265	$1,008,178	$1,111,277	$1,172,348
Portfolio turnover rateH	44%G	40%	77%	68%	90%	97%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$353,727,121
Gross unrealized depreciation	(40,599,098)
Net unrealized appreciation (depreciation)	$313,128,023
Tax cost	$1,060,557,046

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(20,330,977)
Long-term	(20,855,934)
Total capital loss carryforward	$(41,186,911)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,724,583 and $288,507,815, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $196 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$20,113,000	1.70%	$1,898

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,913 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,556. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $104,018 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $480.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $6,370.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	14.7%
India	11.9%
United States of America*	9.9%
Brazil	9.2%
China	8.0%
Korea (South)	7.4%
South Africa	5.8%
Taiwan	4.1%
Mexico	3.5%
Other	25.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	5.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.1
Naspers Ltd. Class N (South Africa, Media)	2.5
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.5
Itau Unibanco Holding SA (Brazil, Banks)	1.4
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.3
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
Sberbank of Russia (Russia, Banks)	1.3
29.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	28.3
Financials	22.1
Consumer Discretionary	15.6
Industrials	8.7
Consumer Staples	7.2
Materials	6.9
Health Care	3.3
Energy	1.8
Utilities	1.7
Telecommunication Services	1.6

Fidelity® Emerging Markets Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	273,149	$26,473,601
Telecom Argentina SA Class B sponsored ADR	880,186	26,440,787

TOTAL ARGENTINA		52,914,388

Australia - 0.5%
Amcor Ltd.	2,416,916	24,906,258
Belgium - 0.5%
Umicore SA	513,389	28,679,745
Bermuda - 0.9%
Credicorp Ltd. (United States)	198,832	46,226,452
Brazil - 5.9%
BM&F BOVESPA SA	5,837,300	42,156,797
BTG Pactual Participations Ltd. unit	4,100,900	26,198,373
CVC Brasil Operadora e Agencia de Viagens SA	1,797,800	29,759,769
Equatorial Energia SA	1,505,300	30,572,646
Hapvida Participacoes e Investimentos SA	3,373,000	26,622,360
IRB Brasil Resseguros SA	2,193,400	29,615,158
Itausa-Investimentos Itau SA	285,238	1,099,199
Localiza Rent A Car SA	3,689,600	29,373,985
Lojas Renner SA	3,410,200	31,744,297
Notre Dame Intermedica Participacoes SA	4,881,200	28,424,435
Suzano Papel e Celulose SA	3,083,200	36,137,301

TOTAL BRAZIL		311,704,320

Cayman Islands - 14.7%
58.com, Inc. ADR (a)	461,000	40,286,790
Alibaba Group Holding Ltd. sponsored ADR (a)	1,304,400	232,887,576
JD.com, Inc. sponsored ADR (a)	1,396,400	50,982,564
Melco Crown Entertainment Ltd. sponsored ADR	979,800	30,579,558
New Oriental Education & Technology Group, Inc. sponsored ADR	430,483	38,674,593
Sands China Ltd.	5,055,400	29,217,085
Shenzhou International Group Holdings Ltd.	3,570,000	38,970,962
Tencent Holdings Ltd.	6,289,700	309,220,060

TOTAL CAYMAN ISLANDS		770,819,188

Chile - 0.6%
Banco Santander Chile sponsored ADR	964,100	31,844,223
China - 8.0%
China International Travel Service Corp. Ltd. (A Shares)	3,262,600	26,672,480
China Merchants Bank Co. Ltd. (H Shares)	10,146,500	44,242,800
Dong E-E-Jiao Co. Ltd. Class A	2,782,450	25,894,729
Gree Electric Appliances, Inc. of Zhuhai Class A	3,656,735	25,360,963
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,354,060	26,372,028
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	6,523,697	27,010,873
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,613,267	28,426,333
Kweichow Moutai Co. Ltd. (A Shares)	248,879	25,915,527
Midea Group Co. Ltd. Class A	3,365,248	27,361,322
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,769,500	75,918,891
Shanghai International Airport Co. Ltd. (A Shares)	3,798,984	29,837,767
Shenzhen Inovance Technology Co. Ltd. Class A	5,954,144	30,811,713
Yunnan Baiyao Group Co. Ltd.	1,880,727	28,085,981

TOTAL CHINA		421,911,407

France - 2.3%
Kering SA (b)	50,575	29,291,268
LVMH Moet Hennessy - Louis Vuitton SA (b)	90,008	31,323,877
Pernod Ricard SA	171,100	28,420,631
Rubis	388,400	30,252,554

TOTAL FRANCE		119,288,330

Germany - 1.2%
adidas AG	117,389	28,904,651
Wirecard AG	239,500	32,710,805

TOTAL GERMANY		61,615,456

Hong Kong - 2.4%
AIA Group Ltd.	3,567,400	31,882,568
CSPC Pharmaceutical Group Ltd.	15,334,000	39,056,598
Galaxy Entertainment Group Ltd.	3,331,000	29,155,018
Techtronic Industries Co. Ltd.	4,747,000	27,808,836

TOTAL HONG KONG		127,903,020

Hungary - 0.7%
OTP Bank PLC	846,400	36,978,767
India - 11.9%
Adani Ports & Special Economic Zone Ltd.	5,729,054	35,045,121
Asian Paints Ltd.	1,853,120	33,439,243
Eicher Motors Ltd.	71,663	33,482,846
Godrej Consumer Products Ltd.	1,893,366	31,727,509
HDFC Bank Ltd.	930,274	28,038,284
Hero Motocorp Ltd.	570,924	31,981,642
Housing Development Finance Corp. Ltd.	2,474,721	70,017,339
Indraprastha Gas Ltd.	6,178,722	26,648,077
IndusInd Bank Ltd.	1,093,836	31,115,159
Kotak Mahindra Bank Ltd. (a)	1,720,295	31,281,663
Larsen & Toubro Ltd.	1,881,470	39,551,653
LIC Housing Finance Ltd.	3,592,264	29,410,801
Maruti Suzuki India Ltd.	314,636	41,595,791
Motherson Sumi Systems Ltd.	5,938,661	31,464,754
PC Jeweller Ltd.	660,493	1,429,961
Pidilite Industries Ltd. (a)	1,766,324	28,804,441
Reliance Industries Ltd.	4,809,684	69,444,139
Ultratech Cemco Ltd.	501,696	30,931,098

TOTAL INDIA		625,409,521

Indonesia - 1.5%
PT Bank Central Asia Tbk	25,863,500	40,897,509
PT Bank Rakyat Indonesia Tbk	171,269,700	39,489,394

TOTAL INDONESIA		80,386,903

Ireland - 0.5%
Accenture PLC Class A	184,800	27,941,760
Israel - 0.5%
Frutarom Industries Ltd.	291,600	27,993,665
Japan - 1.7%
Daikin Industries Ltd.	245,600	28,767,911
Keyence Corp.	49,700	30,446,478
Misumi Group, Inc.	1,000,400	27,727,881

TOTAL JAPAN		86,942,270

Kenya - 0.5%
Safaricom Ltd.	99,109,600	27,914,718
Korea (South) - 7.4%
LG Chemical Ltd.	128,896	43,329,421
LG Household & Health Care Ltd.	35,793	45,788,837
Samsung Electronics Co. Ltd.	120,873	299,523,294

TOTAL KOREA (SOUTH)		388,641,552

Mexico - 3.5%
Embotelladoras Arca S.A.B. de CV	4,310,100	29,789,436
Fomento Economico Mexicano S.A.B. de CV unit	4,628,367	44,739,277
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,103,857	32,286,532
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,770,520	31,840,306
Grupo Mexico SA de CV Series B	8,589,942	28,554,982
Wal-Mart de Mexico SA de CV Series V	6,001,233	16,676,465

TOTAL MEXICO		183,886,998

Netherlands - 1.0%
ASML Holding NV (Netherlands)	142,300	27,065,033
Yandex NV Series A (a)	827,000	27,588,720

TOTAL NETHERLANDS		54,653,753

Philippines - 2.5%
Ayala Corp.	1,721,825	32,076,650
Ayala Land, Inc.	41,781,200	32,881,507
SM Investments Corp.	1,869,343	33,855,065
SM Prime Holdings, Inc.	50,192,700	33,127,940

TOTAL PHILIPPINES		131,941,162

Russia - 1.3%
Sberbank of Russia	18,487,500	65,898,603
South Africa - 5.8%
Capitec Bank Holdings Ltd.	445,900	31,745,412
Discovery Ltd.	2,212,185	30,715,897
FirstRand Ltd.	8,423,100	45,110,138
Mondi Ltd.	1,086,166	31,688,736
Naspers Ltd. Class N	540,512	131,679,297
Sanlam Ltd.	5,512,300	34,821,310

TOTAL SOUTH AFRICA		305,760,790

Spain - 0.5%
Amadeus IT Holding SA Class A	385,800	28,279,649
Switzerland - 0.5%
Sika AG	3,580	26,118,466
Taiwan - 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	28,097,000	213,645,367
Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	17,293,700	38,899,980
C.P. ALL PCL (For. Reg.)	15,514,700	42,673,185

TOTAL THAILAND		81,573,165

Turkey - 1.6%
Tofas Turk Otomobil Fabrikasi A/S	3,869,873	23,836,002
Tupras Turkiye Petrol Rafinerileri A/S	1,141,058	29,073,510
Turkcell Iletisim Hizmet A/S	8,822,000	30,318,092

TOTAL TURKEY		83,227,604

United Arab Emirates - 0.6%
DP World Ltd.	1,381,380	30,735,705
United Kingdom - 1.1%
NMC Health PLC	583,700	28,671,727
Prudential PLC	1,081,322	27,805,178

TOTAL UNITED KINGDOM		56,476,905

United States of America - 8.3%
A.O. Smith Corp.	445,800	27,349,830
Alphabet, Inc. Class A (a)	25,860	26,340,479
Amphenol Corp. Class A	319,500	26,745,345
Facebook, Inc. Class A (a)	165,700	28,500,400
Hilton Worldwide Holdings, Inc.	327,000	25,780,680
MasterCard, Inc. Class A	165,400	29,485,858
Mettler-Toledo International, Inc. (a)	49,200	27,548,556
Moody's Corp.	177,100	28,725,620
MSCI, Inc.	195,500	29,291,765
NVIDIA Corp.	123,100	27,685,190
PayPal Holdings, Inc. (a)	355,100	26,494,011
S&P Global, Inc.	151,200	28,516,320
Sherwin-Williams Co.	71,200	26,177,392
Visa, Inc. Class A	235,300	29,854,864
Yum China Holdings, Inc.	1,046,900	44,765,444

TOTAL UNITED STATES OF AMERICA		433,261,754

TOTAL COMMON STOCKS
(Cost $3,525,452,422)		4,995,481,864

Nonconvertible Preferred Stocks - 3.3%
Brazil - 3.3%
Ambev SA sponsored ADR	8,458,500	55,995,270
Itau Unibanco Holding SA	5,063,610	73,731,088
Itausa-Investimentos Itau SA (PN)	10,870,300	42,231,327
TOTAL BRAZIL
(Cost $135,919,181)		171,957,685

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.74% (c)	46,060,709	46,069,921
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	42,840,381	42,844,665
TOTAL MONEY MARKET FUNDS
(Cost $88,914,586)		88,914,586
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,750,286,189)		5,256,354,135
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,795,333)
NET ASSETS - 100%		$5,253,558,802

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$418,851
Fidelity Securities Lending Cash Central Fund	53,863
Total	$472,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$808,340,814	$334,318,826	$474,021,988	$--
Consumer Staples	377,163,343	221,409,916	155,753,427	--
Energy	98,517,649	29,073,510	69,444,139	--
Financials	1,160,178,646	469,711,050	690,467,596	--
Health Care	177,682,026	84,644,718	93,037,308	--
Industrials	449,566,295	208,082,150	241,484,145	--
Information Technology	1,491,073,707	941,836,252	549,237,455	--
Materials	366,760,748	216,990,972	149,769,776	--
Real Estate	66,009,447	--	66,009,447	--
Telecommunication Services	84,673,597	84,673,597	--	--
Utilities	87,473,277	60,825,200	26,648,077	--
Money Market Funds	88,914,586	88,914,586	--	--
Total Investments in Securities:	$5,256,354,135	$2,740,480,777	$2,515,873,358	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,424,704,881
Level 2 to Level 1	$25,602,943

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,180,858) — See accompanying schedule: Unaffiliated issuers (cost $3,661,371,603)	$5,167,439,549
Fidelity Central Funds (cost $88,914,586)	88,914,586
Total Investment in Securities (cost $3,750,286,189)		$5,256,354,135
Foreign currency held at value (cost $6,869,019)		6,899,969
Receivable for investments sold		60,834,164
Receivable for fund shares sold		19,219,489
Dividends receivable		10,980,956
Distributions receivable from Fidelity Central Funds		103,971
Prepaid expenses		2,241
Other receivables		2,333,668
Total assets		5,356,728,593
Liabilities
Payable for investments purchased	$22,037,520
Payable for fund shares redeemed	27,477,176
Accrued management fee	3,070,834
Other affiliated payables	851,902
Other payables and accrued expenses	6,892,453
Collateral on securities loaned	42,839,906
Total liabilities		103,169,791
Net Assets		$5,253,558,802
Net Assets consist of:
Paid in capital		$3,826,177,291
Undistributed net investment income		17,414,743
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(89,382,611)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,499,349,379
Net Assets		$5,253,558,802
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($4,228,426,128 ÷ 130,811,285 shares)		$32.32
Class K:
Net Asset Value, offering price and redemption price per share ($1,025,132,674 ÷ 31,690,897 shares)		$32.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$46,619,137
Income from Fidelity Central Funds		472,714
Income before foreign taxes withheld		47,091,851
Less foreign taxes withheld		(4,349,721)
Total income		42,742,130
Expenses
Management fee	$18,652,285
Transfer agent fees	4,251,160
Accounting and security lending fees	791,683
Custodian fees and expenses	1,132,249
Independent trustees' fees and expenses	10,494
Registration fees	148,282
Audit	46,341
Legal	9,937
Interest	59,023
Miscellaneous	15,641
Total expenses before reductions	25,117,095
Expense reductions	(1,003,489)	24,113,606
Net investment income (loss)		18,628,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,434,366
Fidelity Central Funds	4,759
Foreign currency transactions	(630,143)
Total net realized gain (loss)		166,808,982
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,231,057)	(16,070,821)
Assets and liabilities in foreign currencies	(67,343)
Total change in net unrealized appreciation (depreciation)		(16,138,164)
Net gain (loss)		150,670,818
Net increase (decrease) in net assets resulting from operations		$169,299,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,628,524	$34,645,276
Net realized gain (loss)	166,808,982	212,503,902
Change in net unrealized appreciation (depreciation)	(16,138,164)	865,316,825
Net increase (decrease) in net assets resulting from operations	169,299,342	1,112,466,003
Distributions to shareholders from net investment income	(27,149,838)	(23,974,554)
Distributions to shareholders from net realized gain	(4,339,116)	–
Total distributions	(31,488,954)	(23,974,554)
Share transactions - net increase (decrease)	257,466,347	96,080,893
Redemption fees	97,832	379,582
Total increase (decrease) in net assets	395,374,567	1,184,951,924
Net Assets
Beginning of period	4,858,184,235	3,673,232,311
End of period	$5,253,558,802	$4,858,184,235
Other Information
Undistributed net investment income end of period	$17,414,743	$25,936,057

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$31.37	$24.25	$22.55	$25.44	$24.43	$22.15
Income from Investment Operations
Net investment income (loss)A	.11	.22	.14	.19	.17	.20
Net realized and unrealized gain (loss)	1.03	7.05	1.66	(2.91)	.86	2.38
Total from investment operations	1.14	7.27	1.80	(2.72)	1.03	2.58
Distributions from net investment income	(.16)	(.15)	(.11)	(.14)	(.02)	(.30)
Distributions from net realized gain	(.03)	–	–	(.03)	–	–
Total distributions	(.19)	(.15)	(.11)	(.17)	(.02)	(.30)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$32.32	$31.37	$24.25	$22.55	$25.44	$24.43
Total ReturnC,D	3.64%	30.21%	8.07%	(10.76)%	4.22%	11.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.97%	1.01%	1.05%	1.07%	1.08%
Expenses net of fee waivers, if any	.96%G	.97%	1.01%	1.05%	1.07%	1.08%
Expenses net of all reductions	.92%G	.96%	1.00%	1.03%	1.07%	1.03%
Net investment income (loss)	.66%G	.83%	.61%	.78%	.71%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,228,426	$3,933,401	$3,014,957	$2,738,934	$2,370,927	$2,241,338
Portfolio turnover rateH	87%G	81%	79%	107%	94%	119%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$31.41	$24.28	$22.58	$25.48	$24.42	$22.15
Income from Investment Operations
Net investment income (loss)A	.13	.26	.18	.24	.23	.25
Net realized and unrealized gain (loss)	1.04	7.06	1.66	(2.92)	.86	2.38
Total from investment operations	1.17	7.32	1.84	(2.68)	1.09	2.63
Distributions from net investment income	(.20)	(.19)	(.15)	(.20)	(.03)	(.36)
Distributions from net realized gain	(.03)	–	–	(.03)	–	–
Total distributions	(.23)	(.19)	(.15)	(.22)B	(.03)	(.36)
Redemption fees added to paid in capitalA	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$32.35	$31.41	$24.28	$22.58	$25.48	$24.42
Total ReturnD,E	3.73%	30.44%	8.27%	(10.60)%	4.47%	12.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.83%	.84%	.85%	.86%	.87%
Expenses net of fee waivers, if any	.82%H	.82%	.84%	.85%	.85%	.87%
Expenses net of all reductions	.78%H	.81%	.83%	.83%	.85%	.82%
Net investment income (loss)	.80%H	.98%	.78%	.98%	.92%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,025,133	$924,783	$658,276	$554,041	$623,430	$547,369
Portfolio turnover rateI	87%H	81%	79%	107%	94%	119%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, certain foreign taxes, expiring capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,577,825,986
Gross unrealized depreciation	(79,901,603)
Net unrealized appreciation (depreciation)	$1,497,924,383
Tax cost	$3,758,429,752

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(248,807,540)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,550,079,602 and $2,290,013,977, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Emerging Markets	$4,021,942.18
Class K	229,218.05
	$4,251,160

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,337 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$34,813,286	1.71%	$46,212

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,527 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $53,863. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $48,041,600. The weighted average interest rate was 1.92%. The interest expense amounted to $12,811 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $971,667 for the period.In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,103.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25,719.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Emerging Markets	$21,280,826	$18,744,412
Class K	5,869,012	5,230,142
Total	$27,149,838	$23,974,554
From net realized gain
Emerging Markets	$3,546,800	$–
Class K	792,316	–
Total	$4,339,116	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Emerging Markets
Shares sold	28,213,866	35,833,343	$934,285,779	$958,972,147
Reinvestment of distributions	746,970	790,787	23,634,137	17,864,538
Shares redeemed	(23,535,687)	(35,588,763)	(775,425,515)	(943,601,756)
Net increase (decrease)	5,425,149	1,035,367	$182,494,401	$33,234,929
Class K
Shares sold	6,223,868	9,726,562	$206,560,220	$257,288,456
Reinvestment of distributions	210,535	231,437	6,661,328	5,230,142
Shares redeemed	(4,187,076)	(7,627,038)	(138,249,602)	(199,672,634)
Net increase (decrease)	2,247,327	2,330,961	$74,971,946	$62,845,964

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Europe Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United Kingdom	20.8%
Sweden	18.4%
Germany	13.3%
Italy	7.8%
Spain	7.2%
Ireland	6.3%
France	5.3%
Bermuda	3.7%
Netherlands	3.5%
Other*	13.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
SAP SE (Germany, Software)	3.6
Securitas AB (B Shares) (Sweden, Commercial Services & Supplies)	3.5
Prudential PLC (United Kingdom, Insurance)	3.4
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.2
Intertrust NV (Netherlands, Professional Services)	3.1
Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	2.8
NCC Group Ltd. (United Kingdom, IT Services)	2.8
Vostok New Ventures Ltd. (depositary receipt) (Bermuda, Capital Markets)	2.7
Micro Focus International PLC (United Kingdom, Software)	2.5
A.P. Moller - Maersk A/S Series B (Denmark, Marine)	2.5
30.1

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	24.9
Industrials	22.2
Health Care	13.9
Consumer Discretionary	13.9
Information Technology	13.2
Consumer Staples	4.6
Materials	4.0
Real Estate	2.9

Fidelity® Europe Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Bermuda - 3.7%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,590,807	$11,995,224
Vostok New Ventures Ltd. (depositary receipt) (a)(b)	3,850,361	32,274,500

TOTAL BERMUDA		44,269,724

Canada - 1.0%
Lundin Mining Corp. (Sweden)	1,883,900	12,080,075
Denmark - 2.5%
A.P. Moller - Maersk A/S Series B	18,612	30,034,049
France - 5.3%
Capgemini SA	215,900	29,722,176
The Vicat Group	158,300	11,670,506
Wendel SA	149,700	22,633,371

TOTAL FRANCE		64,026,053

Germany - 13.3%
Bertrandt AG	126,900	14,213,422
Fresenius Medical Care AG & Co. KGaA	179,000	18,163,286
Fresenius SE & Co. KGaA	82,300	6,295,076
Hannover Reuck SE	118,500	16,685,530
JOST Werke AG (d)	102,100	4,309,194
LEG Immobilien AG	252,828	29,169,804
MTU Aero Engines Holdings AG	143,000	24,694,212
SAP SE	381,437	42,379,816
WashTec AG	29,300	2,827,076

TOTAL GERMANY		158,737,416

Hungary - 1.1%
OTP Bank PLC	305,700	13,355,871
Ireland - 6.3%
DCC PLC (United Kingdom)	147,600	14,224,064
Paddy Power Betfair PLC (Ireland)	253,900	25,126,660
Ryanair Holdings PLC sponsored ADR (b)	164,767	18,119,427
United Drug PLC (United Kingdom)	1,420,241	17,890,499

TOTAL IRELAND		75,360,650

Italy - 6.7%
Banca Generali SpA	379,600	12,340,262
Buzzi Unicem SpA	490,500	12,415,191
Prada SpA	5,418,200	27,491,435
UniCredit SpA	1,317,933	28,606,266

TOTAL ITALY		80,853,154

Malta - 1.1%
Kambi Group PLC (b)	1,055,109	12,651,693
Netherlands - 3.5%
Instone Real Estate Group BV (b)(d)	186,700	4,473,556
Intertrust NV (d)	1,881,325	37,486,153

TOTAL NETHERLANDS		41,959,709

Norway - 2.2%
Schibsted ASA (A Shares)	890,150	26,031,087
Spain - 5.8%
Aedas Homes SAU (d)	52,983	1,887,477
Amadeus IT Holding SA Class A	296,800	21,755,832
Grifols SA	499,300	14,078,992
Prosegur Cash SA (d)	7,417,400	21,676,550
Prosegur Compania de Seguridad SA (Reg.)	1,369,300	10,384,399

TOTAL SPAIN		69,783,250

Sweden - 18.4%
Arjo AB	8,828,784	26,062,943
Essity AB Class B	798,700	20,339,982
Getinge AB (B Shares) (a)	4,148,384	38,685,689
Indutrade AB	939,100	22,242,449
Investor AB (B Shares)	670,971	29,354,718
Nobia AB (a)	637,800	5,032,973
Nordea Bank AB	2,322,400	23,704,968
Securitas AB (B Shares) (a)	2,562,100	41,547,647
Swedish Match Co. AB	285,000	12,823,397

TOTAL SWEDEN		219,794,766

Switzerland - 3.3%
EDAG Engineering Group AG	297,000	5,688,303
Swatch Group AG (Bearer)	69,820	33,712,281

TOTAL SWITZERLAND		39,400,584

United Kingdom - 20.8%
British American Tobacco PLC (United Kingdom)	394,200	21,620,889
Dechra Pharmaceuticals PLC	764,900	28,874,297
Diploma PLC	938,300	15,578,597
IntegraFin Holdings PLC (b)	314,300	1,237,513
International Personal Finance PLC	4,931,872	16,512,570
Micro Focus International PLC	1,761,458	30,373,053
NCC Group Ltd.	12,345,224	33,413,487
Prudential PLC	1,587,138	40,811,760
Rolls-Royce Holdings PLC	2,252,300	26,046,228
Standard Chartered PLC (United Kingdom)	2,594,366	27,394,661
The Weir Group PLC	239,200	7,033,990

TOTAL UNITED KINGDOM		248,897,045

United States of America - 2.1%
Autoliv, Inc. (depositary receipt)	187,300	25,410,676
TOTAL COMMON STOCKS
(Cost $1,011,578,750)		1,162,645,802

Nonconvertible Preferred Stocks - 2.5%
Italy - 1.1%
Buzzi Unicem SpA (Risparmio Shares)	889,200	12,778,195
Spain - 1.4%
Grifols SA Class B	850,250	17,525,661
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)	159,913,300	220,153
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,766,105)		30,524,009

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.74% (e)	1,058,641	1,058,853
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	25,832,021	25,834,604
TOTAL MONEY MARKET FUNDS
(Cost $26,893,457)		26,893,457
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,062,238,312)		1,220,063,268
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(22,352,339)
NET ASSETS - 100%		$1,197,710,929

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,832,930 or 5.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,319
Fidelity Securities Lending Cash Central Fund	146,708
Total	$209,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$11,714,677	$--	$--	$--	$--	$280,547	$11,995,224
Total	$11,714,677	$--	$--	$--	$--	$280,547	$11,995,224

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$165,454,302	$137,962,867	$27,491,435	$--
Consumer Staples	54,784,268	33,163,379	21,620,889	--
Financials	298,583,764	257,772,004	40,811,760	--
Health Care	167,576,443	131,887,496	35,688,947	--
Industrials	264,651,866	264,651,866	--	--
Information Technology	157,644,364	84,891,495	72,752,869	--
Materials	48,943,967	48,943,967	--	--
Real Estate	35,530,837	35,530,837	--	--
Money Market Funds	26,893,457	26,893,457	--	--
Total Investments in Securities:	$1,220,063,268	$1,021,697,368	$198,365,900	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$37,417,161
Level 2 to Level 1	$29,106,433

See accompanying notes which are an integral part of the financial statements.

Fidelity® Europe Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,837,249) — See accompanying schedule: Unaffiliated issuers (cost $1,028,484,888)	$1,181,174,587
Fidelity Central Funds (cost $26,893,457)	26,893,457
Other affiliated issuers (cost $6,859,967)	11,995,224
Total Investment in Securities (cost $1,062,238,312)		$1,220,063,268
Receivable for fund shares sold		745,125
Dividends receivable		4,610,815
Distributions receivable from Fidelity Central Funds		81,040
Prepaid expenses		703
Other receivables		58,353
Total assets		1,225,559,304
Liabilities
Payable for fund shares redeemed	$1,014,015
Accrued management fee	681,191
Distribution and service plan fees payable	18,444
Other affiliated payables	223,571
Other payables and accrued expenses	76,928
Collateral on securities loaned	25,834,226
Total liabilities		27,848,375
Net Assets		$1,197,710,929
Net Assets consist of:
Paid in capital		$1,005,887,335
Undistributed net investment income		4,095,799
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,921,151
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,806,644
Net Assets		$1,197,710,929
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($21,155,462 ÷ 510,519 shares)		$41.44
Maximum offering price per share (100/94.25 of $41.44)		$43.97
Class M:
Net Asset Value and redemption price per share ($9,114,403 ÷ 219,787 shares)		$41.47
Maximum offering price per share (100/96.50 of $41.47)		$42.97
Class C:
Net Asset Value and offering price per share ($12,090,613 ÷ 293,544 shares)(a)		$41.19
Europe:
Net Asset Value, offering price and redemption price per share ($1,146,298,326 ÷ 27,634,362 shares)		$41.48
Class I:
Net Asset Value, offering price and redemption price per share ($9,052,125 ÷ 218,337 shares)		$41.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$11,381,753
Income from Fidelity Central Funds		209,027
Income before foreign taxes withheld		11,590,780
Less foreign taxes withheld		(1,066,617)
Total income		10,524,163
Expenses
Management fee
Basic fee	$4,380,797
Performance adjustment	410,378
Transfer agent fees	1,074,724
Distribution and service plan fees	109,527
Accounting and security lending fees	290,548
Custodian fees and expenses	63,515
Independent trustees' fees and expenses	2,453
Registration fees	73,253
Audit	42,080
Legal	2,497
Miscellaneous	4,361
Total expenses before reductions	6,454,133
Expense reductions	(15,055)	6,439,078
Net investment income (loss)		4,085,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,129,861
Fidelity Central Funds	(1,165)
Foreign currency transactions	(99,568)
Total net realized gain (loss)		53,029,128
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(56,166,698)
Fidelity Central Funds	1,261
Other affiliated issuers	280,547
Assets and liabilities in foreign currencies	46,027
Total change in net unrealized appreciation (depreciation)		(55,838,863)
Net gain (loss)		(2,809,735)
Net increase (decrease) in net assets resulting from operations		$1,275,350

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,085,085	$12,136,756
Net realized gain (loss)	53,029,128	23,964,986
Change in net unrealized appreciation (depreciation)	(55,838,863)	241,642,484
Net increase (decrease) in net assets resulting from operations	1,275,350	277,744,226
Distributions to shareholders from net investment income	(11,915,078)	(11,727,868)
Distributions to shareholders from net realized gain	(19,345,138)	(3,911,466)
Total distributions	(31,260,216)	(15,639,334)
Share transactions - net increase (decrease)	(164,506,038)	25,014,944
Redemption fees	–	434
Total increase (decrease) in net assets	(194,490,904)	287,120,270
Net Assets
Beginning of period	1,392,201,833	1,105,081,563
End of period	$1,197,710,929	$1,392,201,833
Other Information
Undistributed net investment income end of period	$4,095,799	$11,925,792

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$42.47	$34.17	$37.06	$36.24	$39.45
Income from Investment Operations
Net investment income (loss)B	.07	.26	.22	.37	.47
Net realized and unrealized gain (loss)	(.11)	8.39	(2.67)	1.29	(3.68)
Total from investment operations	(.04)	8.65	(2.45)	1.66	(3.21)
Distributions from net investment income	(.33)	(.22)	(.29)	(.84)	–
Distributions from net realized gain	(.66)	(.13)	(.15)	–	–
Total distributions	(.99)	(.35)	(.44)	(.84)	–
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$41.44	$42.47	$34.17	$37.06	$36.24
Total ReturnD,E,F	(.08)%	25.61%	(6.69)%	4.63%	(8.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.32%	1.39%	1.33%	1.35%I
Expenses net of fee waivers, if any	1.32%I	1.32%	1.39%	1.33%	1.35%I
Expenses net of all reductions	1.32%I	1.28%	1.38%	1.31%	1.35%I
Net investment income (loss)	.34%I	.70%	.62%	.98%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,155	$20,925	$17,267	$23,381	$23,633
Portfolio turnover rateJ	34%I	73%	62%	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$42.47	$34.13	$36.94	$36.18	$39.45
Income from Investment Operations
Net investment income (loss)B	–C	.15	.11	.26	.40
Net realized and unrealized gain (loss)	(.12)	8.41	(2.67)	1.29	(3.67)
Total from investment operations	(.12)	8.56	(2.56)	1.55	(3.27)
Distributions from net investment income	(.23)	(.09)	(.09)	(.79)	–
Distributions from net realized gain	(.66)	(.13)	(.15)	–	–
Total distributions	(.88)D	(.22)	(.25)E	(.79)	–
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$41.47	$42.47	$34.13	$36.94	$36.18
Total ReturnF,G,H	(.25)%	25.25%	(6.99)%	4.33%	(8.29)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.65%K	1.63%	1.70%	1.61%	1.62%K
Expenses net of fee waivers, if any	1.64%K	1.63%	1.70%	1.61%	1.61%K
Expenses net of all reductions	1.64%K	1.59%	1.68%	1.59%	1.61%K
Net investment income (loss)	.02%K	.39%D	.31%	.70%	1.68%K
Supplemental Data
Net assets, end of period (000 omitted)	$9,114	$8,874	$6,980	$9,632	$13,679
Portfolio turnover rateL	34%K	73%	62%	87%	80%M

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.657 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.154 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$42.15	$33.82	$36.81	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.09)	(.03)	(.06)	.07	.29
Net realized and unrealized gain (loss)	(.11)	8.36	(2.65)	1.29	(3.67)
Total from investment operations	(.20)	8.33	(2.71)	1.36	(3.38)
Distributions from net investment income	(.10)	–	(.12)	(.62)	–
Distributions from net realized gain	(.66)	–	(.15)	–	–
Total distributions	(.76)	–	(.28)C	(.62)	–
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$41.19	$42.15	$33.82	$36.81	$36.07
Total ReturnE,F,G	(.47)%	24.63%	(7.43)%	3.79%	(8.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.10%J	2.11%	2.18%	2.13%	2.10%J
Expenses net of fee waivers, if any	2.10%J	2.11%	2.18%	2.13%	2.10%J
Expenses net of all reductions	2.10%J	2.07%	2.17%	2.11%	2.10%J
Net investment income (loss)	(.44)%J	(.09)%	(.17)%	.18%	1.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$12,091	$10,721	$9,007	$11,151	$6,818
Portfolio turnover rateK	34%J	73%	62%	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$42.53	$34.26	$37.19	$36.32	$37.92	$30.15
Income from Investment Operations
Net investment income (loss)A	.14	.38	.33	.48	.94B	.61
Net realized and unrealized gain (loss)	(.12)	8.40	(2.68)	1.30	(2.00)	7.87
Total from investment operations	.02	8.78	(2.35)	1.78	(1.06)	8.48
Distributions from net investment income	(.41)	(.38)	(.43)	(.91)	(.52)	(.70)
Distributions from net realized gain	(.66)	(.13)	(.15)	–	(.02)	(.01)
Total distributions	(1.07)	(.51)	(.58)	(.91)	(.54)	(.71)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$41.48	$42.53	$34.26	$37.19	$36.32	$37.92
Total ReturnD,E	.07%	26.05%	(6.42)%	4.97%	(2.82)%	28.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.07%	1.03%	.97%	1.06%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.07%	1.03%	.97%	1.05%
Expenses net of all reductions	.99%H	.96%	1.06%	1.01%	.96%	1.02%
Net investment income (loss)	.66%H	1.02%	.94%	1.28%	2.43%B	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,146,298	$1,343,213	$1,066,488	$1,384,134	$1,237,047	$957,048
Portfolio turnover rateI	34%H	73%	62%	87%	80%J	59%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$42.53	$34.29	$37.21	$36.32	$39.45
Income from Investment Operations
Net investment income (loss)B	.14	.39	.35	.50	.56
Net realized and unrealized gain (loss)	(.12)	8.38	(2.67)	1.30	(3.69)
Total from investment operations	.02	8.77	(2.32)	1.80	(3.13)
Distributions from net investment income	(.43)	(.41)	(.45)	(.91)	–
Distributions from net realized gain	(.66)	(.13)	(.15)	–	–
Total distributions	(1.09)	(.53)C	(.60)	(.91)	–
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$41.46	$42.53	$34.29	$37.21	$36.32
Total ReturnE,F	.08%	26.04%	(6.33)%	5.02%	(7.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	.98%	1.01%	.98%	.97%I
Expenses net of fee waivers, if any	.99%I	.98%	1.01%	.98%	.97%I
Expenses net of all reductions	.99%I	.94%	1.00%	.96%	.96%I
Net investment income (loss)	.67%I	1.04%	1.00%	1.33%	2.33%I
Supplemental Data
Net assets, end of period (000 omitted)	$9,052	$8,469	$5,340	$6,552	$5,666
Portfolio turnover rateJ	34%I	73%	62%	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.126 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$208,883,812
Gross unrealized depreciation	(72,913,338)
Net unrealized appreciation (depreciation)	$135,970,474
Tax cost	$1,084,092,794

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $217,012,170 and $323,740,881, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$28,126	$2,720
Class M	.25%	.25%	23,206	304
Class C	.75%	.25%	58,195	11,137
			$109,527	$14,161

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,209
Class M	1,062
Class C(a)	1,263
$13,534

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,065.24
Class M	14,579.31
Class C	15,514.27
Europe	1,009,930.17
Class I	7,636.16
	$1,074,724

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,866 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $146,708. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,780 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,275.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$167,254	$107,755
Class M	47,815	18,342
Class C	26,220	–
Europe	11,582,836	11,539,715
Class I	90,953	62,056
Total	$11,915,078	$11,727,868
From net realized gain
Class A	$333,954	$60,612
Class M	138,387	25,396
Class C	174,007	–
Europe	18,560,785	3,806,294
Class I	138,005	19,164
Total	$19,345,138	$3,911,466

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	121,265	183,985	$5,182,342	$7,204,193
Reinvestment of distributions	11,776	4,870	482,917	160,602
Shares redeemed	(115,176)	(201,553)	(4,850,302)	(7,350,664)
Net increase (decrease)	17,865	(12,698)	$814,957	$14,131
Class M
Shares sold	26,138	58,824	$1,113,666	$2,231,944
Reinvestment of distributions	4,513	1,308	185,442	43,252
Shares redeemed	(19,831)	(55,679)	(833,332)	(2,027,896)
Net increase (decrease)	10,820	4,453	$465,776	$247,300
Class C
Shares sold	62,125	65,577	$2,622,334	$2,522,918
Reinvestment of distributions	4,833	–	197,576	–
Shares redeemed	(27,751)	(77,588)	(1,180,829)	(2,798,078)
Net increase (decrease)	39,207	(12,011)	$1,639,081	$(275,160)
Europe
Shares sold	1,894,280	6,873,387	$81,209,899	$263,271,628
Reinvestment of distributions	696,409	443,969	28,552,790	14,619,907
Shares redeemed	(6,538,130)	(6,861,890)	(278,011,330)	(254,648,472)
Net increase (decrease)	(3,947,441)	455,466	$(168,248,641)	$23,243,063
Class I
Shares sold	83,439	152,572	$3,564,461	$5,796,106
Reinvestment of distributions	5,434	2,369	222,682	78,022
Shares redeemed	(69,656)	(111,570)	(2,964,354)	(4,088,518)
Net increase (decrease)	19,217	43,371	$822,789	$1,785,610

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Japan Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	98.4%
United States of America*	1.0%
Bermuda	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.0

Top Ten Stocks as of April 30, 2018

% of fund's net assets
SoftBank Corp. (Wireless Telecommunication Services)	5.0
Sony Corp. (Household Durables)	4.1
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.7
ORIX Corp. (Diversified Financial Services)	3.3
Shimadzu Corp. (Electronic Equipment & Components)	3.2
Hoya Corp. (Health Care Equipment & Supplies)	3.2
Nidec Corp. (Electrical Equipment)	2.6
East Japan Railway Co. (Road & Rail)	2.5
Suzuki Motor Corp. (Automobiles)	2.2
Honda Motor Co. Ltd. (Automobiles)	2.0
31.8

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	20.0
Consumer Discretionary	20.0
Information Technology	15.6
Financials	11.1
Materials	9.1
Consumer Staples	8.9
Health Care	8.5
Telecommunication Services	5.0
Real Estate	0.8

Fidelity® Japan Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 2.5%
Bridgestone Corp.	123,900	$5,201,035
DaikyoNishikawa Corp.	93,800	1,691,180
Sumitomo Electric Industries Ltd.	243,600	3,742,464
		10,634,679
Automobiles - 5.4%
Honda Motor Co. Ltd.	240,100	8,256,069
Subaru Corp.	150,700	5,071,582
Suzuki Motor Corp.	170,200	9,171,681
		22,499,332
Household Durables - 7.6%
Panasonic Corp.	503,600	7,456,881
Rinnai Corp.	33,200	3,307,245
Sekisui Chemical Co. Ltd.	106,300	1,886,407
Sekisui House Ltd.	104,300	1,912,453
Sony Corp.	365,000	17,047,733
		31,610,719
Internet & Direct Marketing Retail - 0.4%
Start Today Co. Ltd.	63,500	1,835,529
Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	66,700	2,266,653
Media - 2.1%
Dentsu, Inc.	105,400	4,994,255
LIFULL Co. Ltd.	441,900	3,605,697
		8,599,952
Specialty Retail - 1.5%
Nitori Holdings Co. Ltd.	20,000	3,380,900
USS Co. Ltd.	127,000	2,673,134
		6,054,034

TOTAL CONSUMER DISCRETIONARY		83,500,898

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 5.4%
Ain Holdings, Inc.	33,900	2,263,721
Nishimoto Co. Ltd.	19,700	816,328
San-A Co. Ltd.	42,700	2,277,177
Seven & i Holdings Co. Ltd.	165,900	7,309,690
Sundrug Co. Ltd.	61,600	3,172,411
Tsuruha Holdings, Inc.	19,600	2,820,234
Welcia Holdings Co. Ltd.	74,200	3,821,314
		22,480,875
Food Products - 1.3%
Japan Meat Co. Ltd.	85,000	1,520,856
Morinaga & Co. Ltd.	82,000	3,997,988
		5,518,844
Personal Products - 2.2%
Kao Corp.	80,100	5,755,447
Kose Corp.	16,900	3,130,488
		8,885,935

TOTAL CONSUMER STAPLES		36,885,654

FINANCIALS - 11.1%
Banks - 4.5%
Mitsubishi UFJ Financial Group, Inc.	2,281,700	15,290,455
Shinsei Bank Ltd.	211,700	3,307,570
		18,598,025
Consumer Finance - 0.7%
AEON Financial Service Co. Ltd.	128,600	3,018,547
Diversified Financial Services - 3.3%
ORIX Corp.	785,600	13,826,330
Insurance - 2.6%
Sony Financial Holdings, Inc.	173,600	3,174,409
Tokio Marine Holdings, Inc.	161,800	7,654,863
		10,829,272

TOTAL FINANCIALS		46,272,174

HEALTH CARE - 8.5%
Biotechnology - 0.4%
PeptiDream, Inc. (a)(b)	39,000	1,583,974
Health Care Equipment & Supplies - 6.4%
Hoya Corp.	250,600	13,437,772
Nakanishi, Inc.	79,500	1,662,431
Olympus Corp.	211,200	7,891,987
Paramount Bed Holdings Co. Ltd.	76,500	3,806,806
		26,798,996
Health Care Providers & Services - 1.0%
Ship Healthcare Holdings, Inc.	120,800	4,204,574
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co. Ltd.	71,300	3,002,447

TOTAL HEALTH CARE		35,589,991

INDUSTRIALS - 20.0%
Building Products - 2.6%
Daikin Industries Ltd.	55,500	6,500,892
Toto Ltd.	77,500	4,402,442
		10,903,334
Commercial Services & Supplies - 1.0%
Sohgo Security Services Co., Ltd.	87,900	4,349,973
Construction & Engineering - 1.8%
Mirait Holdings Corp.	183,100	2,904,276
Toshiba Plant Systems & Services Corp.	217,700	4,552,344
		7,456,620
Electrical Equipment - 2.6%
Nidec Corp.	70,500	11,053,513
Machinery - 3.0%
Komatsu Ltd.	67,900	2,314,625
Minebea Mitsumi, Inc.	205,100	4,121,887
SMC Corp.	15,500	5,915,295
		12,351,807
Professional Services - 2.7%
Benefit One, Inc. (a)	136,600	3,208,825
Funai Soken Holdings, Inc.	60,000	1,406,147
Outsourcing, Inc.	210,100	3,543,948
Recruit Holdings Co. Ltd.	125,800	2,907,945
		11,066,865
Road & Rail - 3.0%
East Japan Railway Co.	109,600	10,516,868
Hitachi Transport System Ltd.	75,500	2,024,245
		12,541,113
Trading Companies & Distributors - 3.3%
Misumi Group, Inc.	238,300	6,604,912
Mitsui & Co. Ltd.	244,900	4,427,779
Trusco Nakayama Corp.	106,300	2,798,494
		13,831,185

TOTAL INDUSTRIALS		83,554,410

INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment & Components - 7.9%
Azbil Corp.	73,500	3,428,924
Dexerials Corp.	301,600	2,844,398
Iriso Electronics Co. Ltd.	31,200	1,980,681
Murata Manufacturing Co. Ltd.	22,800	2,878,416
Shimadzu Corp.	493,700	13,439,912
TDK Corp.	47,700	4,123,353
Topcon Corp.	213,900	4,265,478
		32,961,162
Internet Software & Services - 3.3%
DeNA Co. Ltd.	135,000	2,574,780
Kakaku.com, Inc.	273,800	5,237,064
SMS Co., Ltd.	83,700	3,177,415
Yahoo! Japan Corp. (a)	639,300	2,631,586
		13,620,845
IT Services - 1.1%
IT Holdings Corp.	62,800	2,493,158
Otsuka Corp.	44,600	2,080,681
		4,573,839
Semiconductors & Semiconductor Equipment - 1.8%
Renesas Electronics Corp. (b)	285,500	2,998,116
Sumco Corp.	185,400	4,582,426
		7,580,542
Software - 1.5%
Nintendo Co. Ltd.	15,100	6,344,665

TOTAL INFORMATION TECHNOLOGY		65,081,053

MATERIALS - 9.1%
Chemicals - 8.2%
Axalta Coating Systems Ltd. (b)	82,200	2,539,980
Hitachi Chemical Co. Ltd.	116,100	2,555,220
JSR Corp.	193,000	3,645,673
Kansai Paint Co. Ltd.	148,200	3,340,329
KH Neochem Co. Ltd.	56,400	1,712,843
Nissan Chemical Industries Co. Ltd.	72,700	3,241,973
Nitto Denko Corp.	23,100	1,722,146
Okamoto Industries, Inc.	113,000	1,132,894
Shin-Etsu Chemical Co. Ltd.	77,400	7,791,685
Tokyo Ohka Kogyo Co. Ltd.	63,800	2,249,808
Toray Industries, Inc.	451,200	4,211,760
		34,144,311
Construction Materials - 0.9%
Taiheiyo Cement Corp.	103,100	3,909,161

TOTAL MATERIALS		38,053,472

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Tateru, Inc. (a)	191,200	3,256,626
TELECOMMUNICATION SERVICES - 5.0%
Wireless Telecommunication Services - 5.0%
SoftBank Corp.	273,700	20,913,065
TOTAL COMMON STOCKS
(Cost $314,637,970)		413,107,343

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.74% (c)	2,255,456	2,255,908
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	5,821,356	5,821,938
TOTAL MONEY MARKET FUNDS
(Cost $8,078,155)		8,077,846
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $322,716,125)		421,185,189
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,945,734)
NET ASSETS - 100%		$417,239,455

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,371
Fidelity Securities Lending Cash Central Fund	77,345
Total	$100,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$83,500,898	$50,740,215	$32,760,683	$--
Consumer Staples	36,885,654	29,575,964	7,309,690	--
Financials	46,272,174	30,981,719	15,290,455	--
Health Care	35,589,991	32,587,544	3,002,447	--
Industrials	83,554,410	81,239,785	2,314,625	--
Information Technology	65,081,053	55,857,972	9,223,081	--
Materials	38,053,472	33,841,712	4,211,760	--
Real Estate	3,256,626	3,256,626	--	--
Telecommunication Services	20,913,065	--	20,913,065	--
Money Market Funds	8,077,846	8,077,846	--	--
Total Investments in Securities:	$421,185,189	$326,159,383	$95,025,806	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$309,355,250

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,530,446) — See accompanying schedule: Unaffiliated issuers (cost $314,637,970)	$413,107,343
Fidelity Central Funds (cost $8,078,155)	8,077,846
Total Investment in Securities (cost $322,716,125)		$421,185,189
Receivable for investments sold		226,538
Receivable for fund shares sold		142,106
Dividends receivable		2,747,068
Distributions receivable from Fidelity Central Funds		13,903
Prepaid expenses		226
Other receivables		17,404
Total assets		424,332,434
Liabilities
Payable for investments purchased	$633,413
Payable for fund shares redeemed	242,674
Accrued management fee	247,425
Distribution and service plan fees payable	18,630
Other affiliated payables	81,036
Other payables and accrued expenses	49,533
Collateral on securities loaned	5,820,268
Total liabilities		7,092,979
Net Assets		$417,239,455
Net Assets consist of:
Paid in capital		$432,656,380
Undistributed net investment income		1,187,941
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(115,014,850)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,409,984
Net Assets		$417,239,455
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,054,725 ÷ 1,087,359 shares)		$15.68
Maximum offering price per share (100/94.25 of $15.68)		$16.64
Class M:
Net Asset Value and redemption price per share ($4,590,639 ÷ 292,944 shares)		$15.67
Maximum offering price per share (100/96.50 of $15.67)		$16.24
Class C:
Net Asset Value and offering price per share ($15,678,771 ÷ 1,009,258 shares)(a)		$15.53
Japan:
Net Asset Value, offering price and redemption price per share ($190,313,082 ÷ 12,103,231 shares)		$15.72
Class I:
Net Asset Value, offering price and redemption price per share ($189,602,238 ÷ 12,083,817 shares)		$15.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$3,629,540
Income from Fidelity Central Funds		100,716
Income before foreign taxes withheld		3,730,256
Less foreign taxes withheld		(362,870)
Total income		3,367,386
Expenses
Management fee
Basic fee	$1,449,166
Performance adjustment	31,234
Transfer agent fees	372,456
Distribution and service plan fees	109,199
Accounting and security lending fees	109,563
Custodian fees and expenses	22,646
Independent trustees' fees and expenses	841
Registration fees	63,297
Audit	41,699
Legal	818
Miscellaneous	1,423
Total expenses before reductions	2,202,342
Expense reductions	(35,123)	2,167,219
Net investment income (loss)		1,200,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,447,005
Fidelity Central Funds	56
Foreign currency transactions	152,625
Total net realized gain (loss)		32,599,686
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,934,897)
Fidelity Central Funds	199
Assets and liabilities in foreign currencies	(53,841)
Total change in net unrealized appreciation (depreciation)		(13,988,539)
Net gain (loss)		18,611,147
Net increase (decrease) in net assets resulting from operations		$19,811,314

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,200,167	$2,955,189
Net realized gain (loss)	32,599,686	11,302,131
Change in net unrealized appreciation (depreciation)	(13,988,539)	67,770,223
Net increase (decrease) in net assets resulting from operations	19,811,314	82,027,543
Distributions to shareholders from net investment income	(2,952,607)	(3,369,067)
Distributions to shareholders from net realized gain	(906,084)	(1,060,540)
Total distributions	(3,858,691)	(4,429,607)
Share transactions - net increase (decrease)	(56,069,472)	(23,430,665)
Redemption fees	7,512	33,312
Total increase (decrease) in net assets	(40,109,337)	54,200,583
Net Assets
Beginning of period	457,348,792	403,148,209
End of period	$417,239,455	$457,348,792
Other Information
Undistributed net investment income end of period	$1,187,941	$2,940,381

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.08	$12.59	$11.87	$11.65	$12.00	$9.30
Income from Investment Operations
Net investment income (loss)A	.02	.06	.06	.04	.05	.08
Net realized and unrealized gain (loss)	.69	2.52	.72	.23	(.31)	2.80
Total from investment operations	.71	2.58	.78	.27	(.26)	2.88
Distributions from net investment income	(.08)	(.06)	(.05)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.04)	(.03)	(.01)	–	(.01)	(.08)
Total distributions	(.11)B	(.09)	(.06)	(.05)	(.09)	(.19)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$15.68	$15.08	$12.59	$11.87	$11.65	$12.00
Total ReturnD,E,F	4.74%	20.70%	6.56%	2.31%	(2.18)%	31.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.11%	1.08%	1.10%	1.23%	1.26%
Expenses net of fee waivers, if any	1.31%I	1.11%	1.08%	1.10%	1.23%	1.26%
Expenses net of all reductions	1.29%I	1.11%	1.08%	1.09%	1.23%	1.25%
Net investment income (loss)	.31%I	.45%	.51%	.37%	.41%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$17,055	$16,155	$23,910	$23,918	$21,352	$20,520
Portfolio turnover rateJ	28%I	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.035 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.06	$12.57	$11.85	$11.62	$11.96	$9.28
Income from Investment Operations
Net investment income (loss)A	–B	.01	.02	–B	.01	.05
Net realized and unrealized gain (loss)	.69	2.52	.71	.23	(.30)	2.78
Total from investment operations	.69	2.53	.73	.23	(.29)	2.83
Distributions from net investment income	(.05)	(.01)	–B	–	(.04)	(.08)
Distributions from net realized gain	(.04)	(.03)	(.01)	–	(.01)	(.08)
Total distributions	(.08)C	(.04)	(.01)	–	(.05)	(.16)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$15.67	$15.06	$12.57	$11.85	$11.62	$11.96
Total ReturnD,E,F	4.61%	20.24%	6.15%	1.98%	(2.42)%	31.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.65%I	1.46%	1.44%	1.43%	1.54%	1.55%
Expenses net of fee waivers, if any	1.65%I	1.46%	1.44%	1.43%	1.54%	1.55%
Expenses net of all reductions	1.64%I	1.46%	1.44%	1.42%	1.54%	1.53%
Net investment income (loss)	(.03)%I	.10%	.16%	.04%	.10%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,591	$4,464	$4,193	$4,809	$4,104	$5,357
Portfolio turnover rateJ	28%I	23%	15%	35%	112%	68%
 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.08 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.035 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$12.44	$11.77	$11.58	$11.96	$9.25
Income from Investment Operations
Net investment income (loss)A	(.03)	(.03)	(.02)	(.04)	(.03)	–B
Net realized and unrealized gain (loss)	.68	2.51	.69	.23	(.32)	2.79
Total from investment operations	.65	2.48	.67	.19	(.35)	2.79
Distributions from net investment income	–B	–	–	–	(.03)	(.01)
Distributions from net realized gain	(.04)	–	–	–	(.01)	(.08)
Total distributions	(.04)	–	–	–	(.03)C	(.09)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$15.53	$14.92	$12.44	$11.77	$11.58	$11.96
Total ReturnD,E,F	4.35%	19.94%	5.69%	1.64%	(2.90)%	30.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.01%I	1.81%	1.81%	1.81%	1.93%	1.97%
Expenses net of fee waivers, if any	2.01%I	1.81%	1.81%	1.81%	1.93%	1.97%
Expenses net of all reductions	1.99%I	1.81%	1.81%	1.80%	1.93%	1.95%
Net investment income (loss)	(.39)%I	(.25)%	(.21)%	(.34)%	(.29)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$15,679	$13,542	$15,077	$18,491	$13,162	$11,824
Portfolio turnover rateJ	28%I	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.13	$12.64	$11.91	$11.69	$12.03	$9.34
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.08	.09	.12
Net realized and unrealized gain (loss)	.68	2.54	.72	.23	(.32)	2.79
Total from investment operations	.73	2.64	.81	.31	(.23)	2.91
Distributions from net investment income	(.11)	(.11)	(.07)	(.09)	(.11)	(.15)
Distributions from net realized gain	(.04)	(.03)	(.01)	–	(.01)	(.08)
Total distributions	(.14)B	(.15)C	(.08)	(.09)	(.11)D	(.23)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$15.72	$15.13	$12.64	$11.91	$11.69	$12.03
Total ReturnF,G	4.86%	21.13%	6.80%	2.66%	(1.90)%	31.92%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	.82%	.78%	.80%	.90%	.93%
Expenses net of fee waivers, if any	1.02%J	.82%	.78%	.80%	.90%	.93%
Expenses net of all reductions	1.01%J	.82%	.78%	.79%	.90%	.91%
Net investment income (loss)	.60%J	.74%	.81%	.67%	.74%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$190,313	$247,372	$352,936	$485,803	$415,612	$480,773
Portfolio turnover rateK	28%J	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.035 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.034 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$12.62	$11.89	$11.67	$12.02	$9.33
Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.08	.09	.13
Net realized and unrealized gain (loss)	.69	2.53	.70	.23	(.32)	2.78
Total from investment operations	.74	2.64	.80	.31	(.23)	2.91
Distributions from net investment income	(.14)	(.11)	(.07)	(.09)	(.12)	(.15)
Distributions from net realized gain	(.04)	(.03)	(.01)	–	(.01)	(.08)
Total distributions	(.17)B	(.14)	(.07)C	(.09)	(.12)D	(.23)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$15.69	$15.12	$12.62	$11.89	$11.67	$12.02
Total ReturnF,G	4.92%	21.22%	6.77%	2.72%	(1.90)%	32.04%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.76%	.77%	.80%	.89%	.90%
Expenses net of fee waivers, if any	.96%J	.76%	.77%	.80%	.89%	.90%
Expenses net of all reductions	.94%J	.76%	.76%	.79%	.89%	.88%
Net investment income (loss)	.66%J	.80%	.83%	.67%	.76%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$189,602	$175,816	$7,032	$13,957	$20,253	$20,033
Portfolio turnover rateK	28%J	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.035 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$103,423,915
Gross unrealized depreciation	(10,166,307)
Net unrealized appreciation (depreciation)	$93,257,608
Tax cost	$327,927,581

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(26,887,863)
2019	(98,806,037)
Total with expiration	$(125,693,900)
No expiration
Short-term	(5,646,628)
Long-term	(10,657,370)
Total no expiration	(16,303,998)
Total capital loss carryforward	$(141,997,898)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,512,355 and $116,218,224, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,198	$487
Class M	.25%	.25%	11,834	239
Class C	.75%	.25%	76,167	10,973
			$109,199	$11,699

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,111
Class M	553
Class C(a)	1,294
$5,958

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$20,157.24
Class M	7,849.33
Class C	14,547.19
Japan	198,830.20
Class I	131,073.14
	$372,456

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $139 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $609 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77,345. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33,105 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,018.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$83,728	$104,209
Class M	14,064	3,257
Class C	2,815	–
Japan	1,265,471	3,209,793
Class I	1,586,529	51,808
Total	$2,952,607	$3,369,067
From net realized gain
Class A	$37,508	$59,052
Class M	10,474	11,074
Class C	32,841	–
Japan	413,939	974,401
Class I	411,322	16,013
Total	$906,084	$1,060,540

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	153,141	261,996	$2,427,843	$3,537,670
Reinvestment of distributions	7,603	12,680	116,628	155,198
Shares redeemed	(144,506)	(1,102,972)	(2,267,886)	(14,608,137)
Net increase (decrease)	16,238	(828,296)	$276,585	$(10,915,269)
Class M
Shares sold	18,308	34,522	$289,600	$446,496
Reinvestment of distributions	1,589	1,137	24,389	13,940
Shares redeemed	(23,298)	(72,947)	(368,035)	(961,323)
Net increase (decrease)	(3,401)	(37,288)	$(54,046)	$(500,887)
Class C
Shares sold	224,295	75,525	$3,534,963	$955,948
Reinvestment of distributions	2,227	–	33,918	–
Shares redeemed	(125,029)	(379,339)	(1,971,732)	(4,904,728)
Net increase (decrease)	101,493	(303,814)	$1,597,149	$(3,948,780)
Japan
Shares sold	2,709,400	5,531,120	$42,654,659	$70,265,364
Reinvestment of distributions	102,752	332,957	1,578,266	4,075,396
Shares redeemed	(7,061,842)	(17,427,207)	(109,276,781)	(225,423,617)
Net increase (decrease)	(4,249,690)	(11,563,130)	$(65,043,856)	$(151,082,857)
Class I
Shares sold	394,832	12,120,647	$6,274,967	$156,870,865
Reinvestment of distributions	129,754	4,957	1,987,832	60,627
Shares redeemed	(70,810)	(1,052,603)	(1,108,103)	(13,914,364)
Net increase (decrease)	453,776	11,073,001	$7,154,696	$143,017,128

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund and Strategic Advisers Fidelity International Fund (formerly Strategic Advisers International II Fund) were the owners of record of approximately 13% and 29%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Fidelity® Japan Smaller Companies Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	93.4%
United States of America*	6.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	93.4
Short-Term Investments and Net Other Assets (Liabilities)	6.6

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Yamada Consulting Group Co. Ltd. (Professional Services)	2.6
A/S One Corp. (Health Care Providers & Services)	2.0
Kotobuki Spirits Co. Ltd. (Food Products)	1.8
Koshidaka Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	1.8
Mitsubishi Chemical Holdings Corp. (Chemicals)	1.7
Central Automotive Products Ltd. (Distributors)	1.7
Lintec Corp. (Chemicals)	1.6
San-Ai Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	1.6
Mitsubishi Heavy Industries Ltd. (Machinery)	1.6
ORIX Corp. (Diversified Financial Services)	1.6
18.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	24.9
Consumer Discretionary	18.8
Information Technology	12.1
Consumer Staples	8.9
Materials	8.7
Financials	7.9
Health Care	5.4
Utilities	2.7
Energy	2.5
Real Estate	1.5

Fidelity® Japan Smaller Companies Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 3.5%
Bridgestone Corp.	254,900	$10,700,111
Hi-Lex Corp.	271,100	7,055,246
Sumitomo Electric Industries Ltd.	749,500	11,514,684
		29,270,041
Automobiles - 2.1%
Isuzu Motors Ltd.	666,000	10,198,353
Subaru Corp.	218,000	7,336,462
		17,534,815
Distributors - 3.0%
Central Automotive Products Ltd.	885,000	13,802,827
Chori Co. Ltd.	196,100	3,763,427
PALTAC Corp.	140,000	7,017,929
		24,584,183
Hotels, Restaurants & Leisure - 1.8%
Koshidaka Holdings Co. Ltd.	243,000	14,759,605
Household Durables - 0.8%
Panasonic Corp.	445,000	6,589,182
Media - 1.2%
Daiichikosho Co. Ltd.	187,900	9,883,141
Specialty Retail - 5.2%
Arc Land Sakamoto Co. Ltd.	466,700	7,372,767
Fuji Corp. (a)	340,600	8,075,697
Nitori Holdings Co. Ltd.	68,600	11,596,487
VT Holdings Co. Ltd.	1,487,400	6,789,358
Workman Co. Ltd.	244,000	9,731,431
		43,565,740
Textiles, Apparel & Luxury Goods - 1.2%
Hagihara Industries, Inc.	565,600	9,871,614

TOTAL CONSUMER DISCRETIONARY		156,058,321

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 3.4%
Kirindo Holdings Co. Ltd.	301,100	8,194,040
Mitsubishi Shokuhin Co. Ltd.	342,300	10,004,103
San-A Co. Ltd.	184,000	9,812,660
		28,010,803
Food Products - 5.5%
Japan Meat Co. Ltd.	487,400	8,720,768
Kotobuki Spirits Co. Ltd.	315,000	15,012,349
Morinaga & Co. Ltd.	209,700	10,224,122
S Foods, Inc.	292,700	12,329,706
		46,286,945

TOTAL CONSUMER STAPLES		74,297,748

ENERGY - 2.5%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	798,000	7,518,661
Oil, Gas & Consumable Fuels - 1.6%
San-Ai Oil Co. Ltd.	820,800	12,944,193

TOTAL ENERGY		20,462,854

FINANCIALS - 7.9%
Banks - 1.9%
Mitsubishi UFJ Financial Group, Inc.	1,224,600	8,206,465
Shinsei Bank Ltd.	503,300	7,863,487
		16,069,952
Consumer Finance - 0.8%
AEON Financial Service Co. Ltd.	291,600	6,844,544
Diversified Financial Services - 2.7%
Fuyo General Lease Co. Ltd.	135,300	9,195,746
ORIX Corp.	731,800	12,879,466
		22,075,212
Insurance - 2.5%
T&D Holdings, Inc.	673,000	11,444,447
Tokio Marine Holdings, Inc.	199,500	9,438,474
		20,882,921

TOTAL FINANCIALS		65,872,629

HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 2.2%
Medikit Co. Ltd.	216,100	11,880,360
Paramount Bed Holdings Co. Ltd.	138,900	6,911,965
		18,792,325
Health Care Providers & Services - 2.0%
A/S One Corp.	241,000	16,401,756
Pharmaceuticals - 1.2%
Astellas Pharma, Inc.	668,500	9,777,638

TOTAL HEALTH CARE		44,971,719

INDUSTRIALS - 24.9%
Air Freight & Logistics - 0.7%
AIT Corp.	525,400	5,767,289
Airlines - 1.2%
Japan Airlines Co. Ltd.	259,600	10,234,870
Building Products - 2.7%
Sekisui Jushi Corp.	581,300	12,687,356
Sinko Industries Ltd.	603,800	9,798,218
		22,485,574
Commercial Services & Supplies - 3.2%
Aeon Delight Co. Ltd.	317,300	11,131,042
ProNexus, Inc.	594,900	7,705,620
Secom Joshinetsu Co. Ltd.	240,000	8,079,034
		26,915,696
Construction & Engineering - 2.2%
Hokuriku Electrical Construction Co. Ltd.	859,300	9,542,538
Toshiba Plant Systems & Services Corp.	431,500	9,023,134
		18,565,672
Electrical Equipment - 1.8%
Aichi Electric Co. Ltd.	179,400	5,645,225
Denyo Co. Ltd.	543,100	9,518,657
		15,163,882
Machinery - 2.8%
Mitsubishi Heavy Industries Ltd.	325,700	12,888,568
NGK Insulators Ltd.	540,000	9,938,529
		22,827,097
Marine - 0.9%
Nippon Concept Corp.	560,000	7,576,290
Professional Services - 3.7%
Funai Soken Holdings, Inc.	396,480	9,291,820
Yamada Consulting Group Co. Ltd.	762,400	21,689,208
		30,981,028
Trading Companies & Distributors - 4.4%
Inaba Denki Sangyo Co. Ltd.	248,800	10,662,532
Mitani Shoji Co. Ltd.	143,100	6,806,806
Trusco Nakayama Corp.	387,500	10,201,473
Yuasa Trading Co. Ltd.	265,800	8,522,036
		36,192,847
Transportation Infrastructure - 1.3%
Kamigumi Co. Ltd.	462,000	10,438,529

TOTAL INDUSTRIALS		207,148,774

INFORMATION TECHNOLOGY - 12.1%
Electronic Equipment & Components - 2.4%
Amano Corp.	503,200	12,524,764
Dexerials Corp.	771,500	7,276,038
		19,800,802
Internet Software & Services - 0.9%
Aucnet, Inc.	570,000	7,398,738
IT Services - 4.0%
Fujitsu Ltd.	1,920,000	11,695,280
Otsuka Corp.	262,000	12,222,832
TKC Corp.	238,200	9,532,794
		33,450,906
Semiconductors & Semiconductor Equipment - 1.3%
Renesas Electronics Corp. (a)(b)	1,045,900	10,983,289
Software - 2.0%
Broadleaf Co. Ltd.	1,612,200	7,698,211
Oracle Corp. Japan	114,200	9,401,756
		17,099,967
Technology Hardware, Storage & Peripherals - 1.5%
Elecom Co. Ltd.	543,500	12,220,298

TOTAL INFORMATION TECHNOLOGY		100,954,000

MATERIALS - 8.7%
Chemicals - 5.7%
C. Uyemura & Co. Ltd.	131,400	8,990,779
Lintec Corp.	458,000	13,259,879
Mitsubishi Chemical Holdings Corp.	1,529,800	14,546,534
SK Kaken Co. Ltd.	103,000	10,505,397
		47,302,589
Construction Materials - 1.5%
Taiheiyo Cement Corp.	328,500	12,455,475
Metals & Mining - 1.5%
JFE Holdings, Inc.	597,000	12,311,896

TOTAL MATERIALS		72,069,960

REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
Century21 Real Estate Japan Ltd.	348,100	4,301,894
Daito Trust Construction Co. Ltd.	47,400	7,915,176
		12,217,070
UTILITIES - 2.7%
Electric Utilities - 1.3%
The Okinawa Electric Power Co., Inc.	356,592	10,862,160
Gas Utilities - 1.4%
Tokyo Gas Co. Ltd.	442,200	11,859,956

TOTAL UTILITIES		22,722,116

TOTAL COMMON STOCKS
(Cost $522,564,686)		776,775,191

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 1.74% (c)	49,344,701	49,354,570
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	10,664,091	10,665,158
TOTAL MONEY MARKET FUNDS
(Cost $60,019,692)		60,019,728
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $582,584,378)		836,794,919
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,107,010)
NET ASSETS - 100%		$831,687,909

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$309,506
Fidelity Securities Lending Cash Central Fund	35,703
Total	$345,209

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$156,058,321	$149,469,139	$6,589,182	$--
Consumer Staples	74,297,748	74,297,748	--	--
Energy	20,462,854	20,462,854	--	--
Financials	65,872,629	57,666,164	8,206,465	--
Health Care	44,971,719	35,194,081	9,777,638	--
Industrials	207,148,774	207,148,774	--	--
Information Technology	100,954,000	100,954,000	--	--
Materials	72,069,960	72,069,960	--	--
Real Estate	12,217,070	12,217,070	--	--
Utilities	22,722,116	22,722,116	--	--
Money Market Funds	60,019,728	60,019,728	--	--
Total Investments in Securities:	$836,794,919	$812,221,634	$24,573,285	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$656,615,614

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,112,470) — See accompanying schedule: Unaffiliated issuers (cost $522,564,686)	$776,775,191
Fidelity Central Funds (cost $60,019,692)	60,019,728
Total Investment in Securities (cost $582,584,378)		$836,794,919
Receivable for fund shares sold		446,946
Dividends receivable		6,929,685
Distributions receivable from Fidelity Central Funds		84,428
Prepaid expenses		342
Other receivables		8,897
Total assets		844,265,217
Liabilities
Payable for investments purchased	$935,887
Payable for fund shares redeemed	294,441
Accrued management fee	479,561
Other affiliated payables	151,417
Other payables and accrued expenses	50,742
Collateral on securities loaned	10,665,260
Total liabilities		12,577,308
Net Assets		$831,687,909
Net Assets consist of:
Paid in capital		$585,633,926
Undistributed net investment income		4,458,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,476,210)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,071,723
Net Assets, for 43,443,981 shares outstanding		$831,687,909
Net Asset Value, offering price and redemption price per share ($831,687,909 ÷ 43,443,981 shares)		$19.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$8,738,576
Income from Fidelity Central Funds		345,209
Income before foreign taxes withheld		9,083,785
Less foreign taxes withheld		(873,707)
Total income		8,210,078
Expenses
Management fee	$2,796,446
Transfer agent fees	686,527
Accounting and security lending fees	194,306
Custodian fees and expenses	40,246
Independent trustees' fees and expenses	1,545
Registration fees	22,870
Audit	34,978
Legal	1,370
Miscellaneous	2,367
Total expenses before reductions	3,780,655
Expense reductions	(18,966)	3,761,689
Net investment income (loss)		4,448,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,866,675
Fidelity Central Funds	362
Foreign currency transactions	52,170
Total net realized gain (loss)		12,919,207
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	30,817,804
Fidelity Central Funds	(222)
Assets and liabilities in foreign currencies	(74,227)
Total change in net unrealized appreciation (depreciation)		30,743,355
Net gain (loss)		43,662,562
Net increase (decrease) in net assets resulting from operations		$48,110,951

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,448,389	$6,596,533
Net realized gain (loss)	12,919,207	21,029,986
Change in net unrealized appreciation (depreciation)	30,743,355	112,645,801
Net increase (decrease) in net assets resulting from operations	48,110,951	140,272,320
Distributions to shareholders from net investment income	(6,388,824)	(6,334,246)
Distributions to shareholders from net realized gain	(29,246,624)	(9,182,783)
Total distributions	(35,635,448)	(15,517,029)
Share transactions
Proceeds from sales of shares	152,544,774	109,404,114
Reinvestment of distributions	32,808,433	14,528,831
Cost of shares redeemed	(130,201,068)	(71,725,248)
Net increase (decrease) in net assets resulting from share transactions	55,152,139	52,207,697
Redemption fees	8,581	54,565
Total increase (decrease) in net assets	67,636,223	177,017,553
Net Assets
Beginning of period	764,051,686	587,034,133
End of period	$831,687,909	$764,051,686
Other Information
Undistributed net investment income end of period	$4,458,470	$6,398,905
Shares
Sold	7,958,776	6,520,288
Issued in reinvestment of distributions	1,763,894	984,338
Redeemed	(6,822,996)	(4,442,602)
Net increase (decrease)	2,899,674	3,062,024

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Smaller Companies Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$15.66	$13.76	$13.10	$13.86	$9.12
Income from Investment Operations
Net investment income (loss)A	.11	.17	.17	.10	.09	.02
Net realized and unrealized gain (loss)	1.09	3.42	1.93	.78	(.53)	4.91
Total from investment operations	1.20	3.59	2.10	.88	(.44)	4.93
Distributions from net investment income	(.16)	(.17)	(.09)	(.03)	(.02)	(.07)
Distributions from net realized gain	(.74)	(.25)	(.11)	(.19)	(.31)	(.15)
Total distributions	(.90)	(.41)B	(.20)	(.22)	(.33)	(.22)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.01	.03
Net asset value, end of period	$19.14	$18.84	$15.66	$13.76	$13.10	$13.86
Total ReturnD,E	6.53%	23.68%	15.44%	6.93%	(3.16)%	55.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.95%	.96%	.98%	1.00%	1.01%
Expenses net of fee waivers, if any	.93%H	.95%	.96%	.98%	1.00%	1.01%
Expenses net of all reductions	.93%H	.94%	.96%	.97%	1.00%	.98%
Net investment income (loss)	1.10%H	1.04%	1.18%	.77%	.70%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$831,688	$764,052	$587,034	$502,842	$416,052	$661,445
Portfolio turnover rateI	11%H	20%	30%	41%	112%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$236,186,917
Gross unrealized depreciation	(7,327,130)
Net unrealized appreciation (depreciation)	$228,859,787
Tax cost	$607,935,132

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,895,086 and $40,892,796, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,124 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $35,703. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,041 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $54.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,871.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 40% of the total outstanding shares of the Fund.

Fidelity® Latin America Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Brazil	64.9%
Mexico	16.4%
Panama	4.3%
Argentina	4.0%
Bermuda	3.6%
United States of America*	1.9%
Spain	1.8%
United Kingdom	1.6%
Israel	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.7
Short-Term Investments and Net Other Assets (Liabilities)	0.3

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	9.8
Itau Unibanco Holding SA (Brazil, Banks)	8.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	8.1
Suzano Papel e Celulose SA (Brazil, Paper & Forest Products)	4.0
Credicorp Ltd. (United States) (Bermuda, Banks)	3.6
Credito Real S.A.B. de CV (Mexico, Consumer Finance)	3.2
Banco do Brasil SA (Brazil, Banks)	3.0
Qualicorp SA (Brazil, Health Care Providers & Services)	2.9
Genomma Lab Internacional SA de CV (Mexico, Pharmaceuticals)	2.8
Notre Dame Intermedica Participacoes SA (Brazil, Health Care Providers & Services)	2.7
49.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	46.5
Consumer Discretionary	14.1
Industrials	10.2
Health Care	9.8
Energy	8.1
Materials	7.9
Consumer Staples	1.6
Information Technology	1.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2018, 30.6% of the Fund’s total assets were invested in the Diversified Banks industry, which accounts for more than 20% of the Latin American market.

Fidelity® Latin America Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.7%
	Shares	Value
Argentina - 4.0%
Banco Macro SA sponsored ADR	108,597	$10,525,221
Bolsas y Mercados Argentinos SA	427,356	7,832,603
Loma Negra Compania Industrial Argentina SA ADR (a)	373,359	7,743,466

TOTAL ARGENTINA		26,101,290

Bermuda - 3.6%
Credicorp Ltd. (United States)	100,597	23,387,797
Brazil - 36.9%
Azul SA sponsored ADR	448,645	13,907,995
Banco do Brasil SA	1,845,139	19,329,927
BTG Pactual Participations Ltd. unit	1,334,216	8,523,565
CVC Brasil Operadora e Agencia de Viagens SA	707,998	11,719,800
Estacio Participacoes SA	1,707,293	15,546,542
Grendene SA	1,448,111	11,297,349
Hapvida Participacoes e Investimentos SA	2,017,636	15,924,765
Instituto Hermes Pardini SA	1,178,683	8,744,568
IRB Brasil Resseguros SA	1,087,113	14,678,136
Itausa-Investimentos Itau SA	379,675	1,463,123
Notre Dame Intermedica Participacoes SA	3,042,916	17,719,652
Petrobras Distribuidora SA	1,226,706	8,039,841
Qualicorp SA	2,713,078	18,858,030
Rumo SA (a)	3,045,236	12,908,699
Ser Educacional SA (b)	1,730,053	8,197,899
Smiles Fidelidade SA	860,158	17,678,516
Suzano Papel e Celulose SA	2,220,026	26,020,286
Vale SA	586,218	8,144,334

TOTAL BRAZIL		238,703,027

Israel - 1.5%
Ituran Location & Control Ltd.	305,013	9,562,158
Mexico - 16.4%
Banco del Bajio SA (b)	5,599,007	11,942,241
Credito Real S.A.B. de CV	14,087,068	20,668,811
Genomma Lab Internacional SA de CV (a)	18,670,399	18,159,216
Grupo Aeroportuario Norte S.A.B. de CV	1,748,674	9,260,411
Grupo Cementos de Chihuahua S.A.B. de CV	1,551,516	9,030,161
Promotora y Operadora de Infraestructura S.A.B. de CV	1,748,760	12,209,121
Qualitas Controladora S.A.B. de CV	4,349,535	12,142,478
Unifin Financiera SAPI de CV	3,546,735	12,692,885

TOTAL MEXICO		106,105,324

Panama - 4.3%
Copa Holdings SA Class A	147,655	17,300,736
Intergroup Financial Services Corp.	248,403	10,629,164

TOTAL PANAMA		27,929,900

Spain - 1.8%
Prosegur Cash SA (b)	3,850,184	11,251,747
United Kingdom - 1.6%
British American Tobacco PLC (United Kingdom)	189,181	10,376,107
United States of America - 1.6%
First Cash Financial Services, Inc.	120,504	10,447,697
TOTAL COMMON STOCKS
(Cost $368,278,573)		463,865,047

Nonconvertible Preferred Stocks - 28.0%
Brazil - 28.0%
Alpargatas SA (PN)	1,784,953	7,953,619
Itau Unibanco Holding SA	3,939,271	57,359,618
Itausa-Investimentos Itau SA (PN)	16,316,433	63,389,658
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	8,019,294	52,581,406
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $87,175,926)		181,284,301

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $13,198,337)	13,195,697	13,198,337
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $468,652,836)		658,347,685
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(11,181,332)
NET ASSETS - 100%		$647,166,353

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,391,887 or 4.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,506
Fidelity Securities Lending Cash Central Fund	46
Total	$45,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$92,375,807	$92,375,807	$--	$--
Consumer Staples	10,376,107	--	10,376,107	--
Energy	52,581,406	52,581,406	--	--
Financials	300,247,195	300,247,195	--	--
Health Care	63,481,466	63,481,466	--	--
Industrials	65,586,962	65,586,962	--	--
Information Technology	9,562,158	9,562,158	--	--
Materials	50,938,247	50,938,247	--	--
Money Market Funds	13,198,337	13,198,337	--	--
Total Investments in Securities:	$658,347,685	$647,971,578	$10,376,107	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Latin America Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $455,454,499)	$645,149,348
Fidelity Central Funds (cost $13,198,337)	13,198,337
Total Investment in Securities (cost $468,652,836)		$658,347,685
Foreign currency held at value (cost $1,109,295)		1,110,124
Receivable for investments sold		814,675
Receivable for fund shares sold		799,851
Dividends receivable		1,921,258
Distributions receivable from Fidelity Central Funds		26,488
Prepaid expenses		309
Other receivables		22,059
Total assets		663,042,449
Liabilities
Payable for investments purchased	$14,533,588
Payable for fund shares redeemed	633,028
Accrued management fee	375,449
Distribution and service plan fees payable	11,183
Other affiliated payables	153,703
Other payables and accrued expenses	169,145
Total liabilities		15,876,096
Net Assets		$647,166,353
Net Assets consist of:
Paid in capital		$563,522,184
Undistributed net investment income		6,777,960
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(112,756,542)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		189,622,751
Net Assets		$647,166,353
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($19,342,350 ÷ 736,364 shares)		$26.27
Maximum offering price per share (100/94.25 of $26.27)		$27.87
Class M:
Net Asset Value and redemption price per share ($7,082,233 ÷ 268,990 shares)		$26.33
Maximum offering price per share (100/96.50 of $26.33)		$27.28
Class C:
Net Asset Value and offering price per share ($5,024,280 ÷ 189,039 shares)(a)		$26.58
Latin America:
Net Asset Value, offering price and redemption price per share ($605,953,275 ÷ 23,141,339 shares)		$26.18
Class I:
Net Asset Value, offering price and redemption price per share ($9,764,215 ÷ 373,434 shares)		$26.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$13,806,687
Income from Fidelity Central Funds		45,552
Income before foreign taxes withheld		13,852,239
Less foreign taxes withheld		(1,016,847)
Total income		12,835,392
Expenses
Management fee	$2,210,946
Transfer agent fees	747,037
Distribution and service plan fees	65,920
Accounting and security lending fees	158,628
Custodian fees and expenses	191,889
Independent trustees' fees and expenses	1,259
Registration fees	46,253
Audit	40,762
Legal	1,698
Miscellaneous	2,046
Total expenses before reductions	3,466,438
Expense reductions	(44,430)	3,422,008
Net investment income (loss)		9,413,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,108,737
Fidelity Central Funds	55
Foreign currency transactions	(71,486)
Total net realized gain (loss)		30,037,306
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	198,855
Assets and liabilities in foreign currencies	(72,928)
Total change in net unrealized appreciation (depreciation)		125,927
Net gain (loss)		30,163,233
Net increase (decrease) in net assets resulting from operations		$39,576,617

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,413,384	$12,761,653
Net realized gain (loss)	30,037,306	32,325,555
Change in net unrealized appreciation (depreciation)	125,927	24,718,281
Net increase (decrease) in net assets resulting from operations	39,576,617	69,805,489
Distributions to shareholders from net investment income	(9,005,746)	(12,697,307)
Share transactions - net increase (decrease)	(18,887,886)	(55,405,622)
Redemption fees	87,345	272,096
Total increase (decrease) in net assets	11,770,330	1,974,656
Net Assets
Beginning of period	635,396,023	633,421,367
End of period	$647,166,353	$635,396,023
Other Information
Undistributed net investment income end of period	$6,777,960	$6,370,322

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.93	$22.45	$18.09	$30.31	$40.71	$48.95
Income from Investment Operations
Net investment income (loss)A	.34	.42	.40	.28	.49	.72
Net realized and unrealized gain (loss)	1.29	2.48	4.27	(10.11)	(4.08)	(4.73)
Total from investment operations	1.63	2.90	4.67	(9.83)	(3.59)	(4.01)
Distributions from net investment income	(.29)	(.43)	(.31)	(.31)	(.57)	(.79)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.29)	(.43)	(.31)	(2.39)	(6.82)	(4.24)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.27	$24.93	$22.45	$18.09	$30.31	$40.71
Total ReturnC,D,E	6.63%	13.55%	26.29%	(34.60)%	(9.06)%	(8.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.38%H	1.39%	1.40%	1.40%	1.38%	1.37%
Expenses net of fee waivers, if any	1.38%H	1.39%	1.40%	1.40%	1.38%	1.37%
Expenses net of all reductions	1.37%H	1.38%	1.39%	1.39%	1.38%	1.35%
Net investment income (loss)	2.64%H	1.90%	2.14%	1.26%	1.52%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$19,342	$17,801	$19,115	$16,424	$34,898	$48,464
Portfolio turnover rateI	58%H	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.96	$22.47	$18.11	$30.33	$40.68	$48.88
Income from Investment Operations
Net investment income (loss)A	.31	.36	.35	.22	.40	.61
Net realized and unrealized gain (loss)	1.29	2.49	4.27	(10.13)	(4.08)	(4.74)
Total from investment operations	1.60	2.85	4.62	(9.91)	(3.68)	(4.13)
Distributions from net investment income	(.23)	(.37)	(.26)	(.23)	(.43)	(.63)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.23)	(.37)	(.26)	(2.31)	(6.68)	(4.08)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.33	$24.96	$22.47	$18.11	$30.33	$40.68
Total ReturnC,D,E	6.47%	13.24%	25.93%	(34.78)%	(9.30)%	(9.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.65%H	1.66%	1.68%	1.67%	1.65%	1.63%
Expenses net of fee waivers, if any	1.65%H	1.66%	1.68%	1.67%	1.65%	1.63%
Expenses net of all reductions	1.64%H	1.66%	1.68%	1.66%	1.65%	1.61%
Net investment income (loss)	2.37%H	1.62%	1.86%	.99%	1.25%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$7,082	$6,740	$7,378	$5,284	$9,761	$12,705
Portfolio turnover rateI	58%H	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.12	$22.61	$18.18	$30.37	$40.59	$48.73
Income from Investment Operations
Net investment income (loss)A	.25	.26	.26	.11	.25	.40
Net realized and unrealized gain (loss)	1.31	2.52	4.30	(10.17)	(4.07)	(4.74)
Total from investment operations	1.56	2.78	4.56	(10.06)	(3.82)	(4.34)
Distributions from net investment income	(.10)	(.28)	(.13)	(.05)	(.16)	(.36)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.10)	(.28)	(.13)	(2.13)	(6.41)	(3.81)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.58	$25.12	$22.61	$18.18	$30.37	$40.59
Total ReturnC,D,E	6.24%	12.71%	25.31%	(35.08)%	(9.74)%	(9.62)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.13%H	2.14%	2.15%	2.15%	2.13%	2.12%
Expenses net of fee waivers, if any	2.13%H	2.14%	2.14%	2.15%	2.13%	2.12%
Expenses net of all reductions	2.12%H	2.14%	2.14%	2.15%	2.13%	2.10%
Net investment income (loss)	1.89%H	1.15%	1.39%	.51%	.77%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$5,024	$5,094	$6,590	$5,394	$11,349	$15,185
Portfolio turnover rateI	58%H	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.89	$22.41	$18.08	$30.34	$40.80	$49.09
Income from Investment Operations
Net investment income (loss)A	.38	.49	.45	.34	.59	.87
Net realized and unrealized gain (loss)	1.28	2.46	4.26	(10.11)	(4.10)	(4.74)
Total from investment operations	1.66	2.95	4.71	(9.77)	(3.51)	(3.87)
Distributions from net investment income	(.37)	(.48)	(.38)	(.41)	(.71)	(.98)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.37)	(.48)	(.38)	(2.49)	(6.96)	(4.43)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.18	$24.89	$22.41	$18.08	$30.34	$40.80
Total ReturnC,D	6.80%	13.87%	26.65%	(34.45)%	(8.79)%	(8.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.06%G	1.09%	1.14%	1.13%	1.08%	1.04%
Expenses net of fee waivers, if any	1.06%G	1.09%	1.14%	1.12%	1.08%	1.04%
Expenses net of all reductions	1.04%G	1.09%	1.13%	1.12%	1.07%	1.03%
Net investment income (loss)	2.96%G	2.19%	2.40%	1.53%	1.83%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$605,953	$597,161	$596,514	$481,005	$933,298	$1,324,748
Portfolio turnover rateH	58%G	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.88	$22.40	$18.08	$30.35	$40.79	$49.07
Income from Investment Operations
Net investment income (loss)A	.39	.51	.46	.36	.60	.87
Net realized and unrealized gain (loss)	1.28	2.45	4.26	(10.13)	(4.07)	(4.74)
Total from investment operations	1.67	2.96	4.72	(9.77)	(3.47)	(3.87)
Distributions from net investment income	(.40)	(.49)	(.40)	(.42)	(.73)	(.97)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.40)	(.49)	(.40)	(2.50)	(6.98)	(4.42)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.15	$24.88	$22.40	$18.08	$30.35	$40.79
Total ReturnC,D	6.84%	13.94%	26.77%	(34.42)%	(8.69)%	(8.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.01%	1.07%	1.06%	1.04%	1.03%
Expenses net of fee waivers, if any	1.00%G	1.01%	1.07%	1.06%	1.04%	1.03%
Expenses net of all reductions	.99%G	1.01%	1.06%	1.05%	1.04%	1.01%
Net investment income (loss)	3.02%G	2.27%	2.47%	1.60%	1.86%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$9,764	$8,600	$3,825	$1,828	$4,531	$5,131
Portfolio turnover rateH	58%G	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Latin America and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$208,271,963
Gross unrealized depreciation	(19,845,588)
Net unrealized appreciation (depreciation)	$188,426,375
Tax cost	$469,921,310

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(41,534,225)
Long-term	(100,189,560)
Total capital loss carryforward	$(141,723,785)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $183,315,402 and $193,523,070, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$23,015	$513
Class M	.25%	.25%	17,330	292
Class C	.75%	.25%	25,575	1,879
			$65,920	$2,684

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,751
Class M	947
Class C(a)	518
$6,216

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,775.30
Class M	11,322.33
Class C	7,734.30
Latin America	692,592.23
Class I	7,614.18
	$747,037

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $807 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $927 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $46. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41,433 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,997.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$203,267	$361,857
Class M	60,223	112,037
Class C	19,813	77,689
Latin America	8,592,965	12,063,200
Class I	129,478	82,524
Total	$9,005,746	$12,697,307

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	91,891	139,205	$2,454,959	$3,031,500
Reinvestment of distributions	8,149	18,202	198,340	345,275
Shares redeemed	(77,802)	(294,686)	(2,019,503)	(6,569,414)
Net increase (decrease)	22,238	(137,279)	$633,796	$(3,192,639)
Class M
Shares sold	24,849	33,689	$666,207	$739,767
Reinvestment of distributions	2,445	5,687	59,769	108,338
Shares redeemed	(28,380)	(97,619)	(736,451)	(2,073,277)
Net increase (decrease)	(1,086)	(58,243)	$(10,475)	$(1,225,172)
Class C
Shares sold	23,762	20,475	$646,189	$450,205
Reinvestment of distributions	727	3,179	18,055	61,288
Shares redeemed	(38,241)	(112,274)	(1,030,400)	(2,414,306)
Net increase (decrease)	(13,752)	(88,620)	$(366,156)	$(1,902,813)
Latin America
Shares sold	2,575,380	5,339,360	$68,165,303	$120,661,935
Reinvestment of distributions	339,440	610,988	8,218,379	11,542,194
Shares redeemed	(3,762,655)	(8,575,067)	(96,297,058)	(185,420,867)
Net increase (decrease)	(847,835)	(2,624,719)	$(19,913,376)	$(53,216,738)
Class I
Shares sold	134,528	265,874	$3,501,560	$6,186,180
Reinvestment of distributions	4,501	3,896	108,773	73,478
Shares redeemed	(111,281)	(94,860)	(2,842,008)	(2,127,918)
Net increase (decrease)	27,748	174,910	$768,325	$4,131,740

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Nordic Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Sweden	57.0%
Finland	12.8%
Norway	10.3%
Malta	5.6%
Denmark	5.2%
United States of America*	3.9%
Bermuda	3.4%
Canada	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.2

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Kambi Group PLC (Malta, Hotels, Restaurants & Leisure)	5.6
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	4.8
Arjo AB (Sweden, Health Care Equipment & Supplies)	4.6
Eltel AB (Sweden, Construction & Engineering)	4.5
Investor AB (B Shares) (Sweden, Diversified Financial Services)	4.3
AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	4.1
Essity AB Class B (Sweden, Household Products)	3.8
Securitas AB (B Shares) (Sweden, Commercial Services & Supplies)	3.6
AF AB (B Shares) (Sweden, Professional Services)	3.6
Nokian Tyres PLC (Finland, Auto Components)	3.5
42.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	35.6
Consumer Discretionary	24.6
Health Care	13.4
Consumer Staples	9.9
Financials	9.9
Information Technology	3.6
Materials	1.8

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of April 30, 2018, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Nordic Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Bermuda - 3.4%
Vostok Emerging Finance Ltd. (depository receipt) (a)	9,489,995	$2,124,145
Vostok New Ventures Ltd. (depositary receipt) (a)	1,015,554	8,512,578

TOTAL BERMUDA		10,636,723

Canada - 1.8%
Lundin Mining Corp. (Sweden)	907,900	5,821,700
Denmark - 5.2%
A.P. Moller - Maersk A/S Series B	5,674	9,156,093
SimCorp A/S	98,700	7,186,093

TOTAL DENMARK		16,342,186

Finland - 12.8%
Caverion Corp. (a)(b)	1,301,700	10,901,355
Kamux Corp. (b)	1,100,000	8,528,071
Nokian Tyres PLC	276,200	11,090,176
Olvi PLC (A Shares)	289,146	9,707,001

TOTAL FINLAND		40,226,603

Malta - 5.6%
Kambi Group PLC (a)(b)	1,462,611	17,538,002
Norway - 10.3%
Schibsted ASA:
(A Shares)	311,400	9,106,421
(B Shares)	262,847	7,077,141
Skandiabanken ASA (c)	755,400	6,826,783
Zalaris ASA (A Shares) (d)	1,688,300	9,259,838

TOTAL NORWAY		32,270,183

Sweden - 57.0%
AcadeMedia AB (a)(c)	954,143	6,352,491
Addlife AB	227,375	4,764,757
AddTech AB (B Shares)	623,800	13,007,929
AF AB (B Shares)	545,300	11,377,217
Alimak Group AB (c)	628,300	9,313,304
Arjo AB	4,870,800	14,378,807
Coor Service Management Holding AB	565,300	3,931,500
Eltel AB (a)(b)(c)	4,842,050	14,000,869
Essity AB Class B	461,700	11,757,818
Getinge AB (B Shares) (b)	1,609,400	15,008,434
Investor AB (B Shares)	307,650	13,459,567
Lagercrantz Group AB (B Shares)	447,800	4,213,794
Medicover AB Class B	1,000,000	7,811,206
Momentum Group AB Class B	791,369	8,901,789
Nobia AB (b)	1,156,600	9,126,899
Saab AB (B Shares) (b)	39,400	1,617,548
Scandi Standard	882,800	6,058,970
Securitas AB (B Shares) (b)	702,300	11,388,670
Swedish Match Co. AB	76,600	3,446,569
Systemair AB	698,679	9,239,495

TOTAL SWEDEN		179,157,633

United States of America - 2.7%
Autoliv, Inc. (depositary receipt)	63,700	8,642,072
TOTAL COMMON STOCKS
(Cost $300,404,674)		310,635,102

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.74% (e)	5,083,916	5,084,933
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	15,921,070	15,922,663
TOTAL MONEY MARKET FUNDS
(Cost $21,007,596)		21,007,596
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $321,412,270)		331,642,698
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(17,355,515)
NET ASSETS - 100%		$314,287,183

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,493,447 or 11.6% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,891
Fidelity Securities Lending Cash Central Fund	166,481
Total	$201,372

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Zalaris ASA (A Shares)	$10,024,798	$--	$--	$--	$--	$(764,960)	$9,259,838
Total	$10,024,798	$--	$--	$--	$--	$(764,960)	$9,259,838

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Nordic Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,844,983) — See accompanying schedule: Unaffiliated issuers (cost $293,879,073)	$301,375,264
Fidelity Central Funds (cost $21,007,596)	21,007,596
Other affiliated issuers (cost $6,525,601)	9,259,838
Total Investment in Securities (cost $321,412,270)		$331,642,698
Foreign currency held at value (cost $423,932)		423,932
Receivable for fund shares sold		29,810
Dividends receivable		1,351,007
Distributions receivable from Fidelity Central Funds		91,147
Prepaid expenses		200
Other receivables		11,287
Total assets		333,550,081
Liabilities
Payable for investments purchased	$2,701,745
Payable for fund shares redeemed	344,977
Accrued management fee	184,674
Other affiliated payables	65,549
Other payables and accrued expenses	44,941
Collateral on securities loaned	15,921,012
Total liabilities		19,262,898
Net Assets		$314,287,183
Net Assets consist of:
Paid in capital		$286,348,438
Undistributed net investment income		1,912,423
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,770,627
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,255,695
Net Assets, for 6,289,483 shares outstanding		$314,287,183
Net Asset Value, offering price and redemption price per share ($314,287,183 ÷ 6,289,483 shares)		$49.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$3,965,766
Income from Fidelity Central Funds		201,372
Income before foreign taxes withheld		4,167,138
Less foreign taxes withheld		(589,349)
Total income		3,577,789
Expenses
Management fee	$1,184,974
Transfer agent fees	313,649
Accounting and security lending fees	89,746
Custodian fees and expenses	19,717
Independent trustees' fees and expenses	701
Registration fees	11,394
Audit	34,742
Legal	708
Miscellaneous	5,456
Total expenses before reductions	1,661,087
Expense reductions	(1,706)	1,659,381
Net investment income (loss)		1,918,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,782,219
Fidelity Central Funds	(647)
Foreign currency transactions	(55,975)
Total net realized gain (loss)		23,725,597
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(38,242,877)
Fidelity Central Funds	629
Other affiliated issuers	(764,960)
Assets and liabilities in foreign currencies	21,378
Total change in net unrealized appreciation (depreciation)		(38,985,830)
Net gain (loss)		(15,260,233)
Net increase (decrease) in net assets resulting from operations		$(13,341,825)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,918,408	$3,849,788
Net realized gain (loss)	23,725,597	35,196,984
Change in net unrealized appreciation (depreciation)	(38,985,830)	31,563,051
Net increase (decrease) in net assets resulting from operations	(13,341,825)	70,609,823
Distributions to shareholders from net investment income	(3,195,664)	(5,594,124)
Distributions to shareholders from net realized gain	(10,563,439)	(1,032,760)
Total distributions	(13,759,103)	(6,626,884)
Share transactions
Proceeds from sales of shares	10,474,561	37,566,439
Reinvestment of distributions	12,909,432	6,272,273
Cost of shares redeemed	(58,790,817)	(161,114,580)
Net increase (decrease) in net assets resulting from share transactions	(35,406,824)	(117,275,868)
Redemption fees	47,618	20,284
Total increase (decrease) in net assets	(62,460,134)	(53,272,645)
Net Assets
Beginning of period	376,747,317	430,019,962
End of period	$314,287,183	$376,747,317
Other Information
Undistributed net investment income end of period	$1,912,423	$3,189,679
Shares
Sold	194,320	749,494
Issued in reinvestment of distributions	250,523	144,389
Redeemed	(1,088,602)	(3,458,044)
Net increase (decrease)	(643,759)	(2,564,161)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nordic Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.34	$45.28	$44.99	$43.36	$43.91	$30.60
Income from Investment Operations
Net investment income (loss)A	.30	.51	.64	.56	.71	.90
Net realized and unrealized gain (loss)	(2.51)	9.32	.27	1.06	1.35	13.04
Total from investment operations	(2.21)	9.83	.91	1.62	2.06	13.94
Distributions from net investment income	(.50)	(.65)	(.57)	–	(.83)	(.63)
Distributions from net realized gain	(1.67)	(.12)	(.05)	–	(1.80)	–
Total distributions	(2.17)	(.77)	(.62)	–	(2.63)	(.63)
Redemption fees added to paid in capitalA	.01	–B	–B	.01	.02	–B
Net asset value, end of period	$49.97	$54.34	$45.28	$44.99	$43.36	$43.91
Total ReturnC,D	(4.17)%	22.14%	1.97%	3.76%	4.88%	46.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.99%	.99%	1.00%	.99%	1.04%
Expenses net of fee waivers, if any	.97%G	.99%	.98%	1.00%	.99%	1.04%
Expenses net of all reductions	.97%G	.96%	.98%	.99%	.98%	1.02%
Net investment income (loss)	1.12%G	1.04%	1.37%	1.26%	1.56%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$314,287	$376,747	$430,020	$405,726	$487,582	$439,147
Portfolio turnover rateH	38%G	69%	63%	80%	103%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,030,507
Gross unrealized depreciation	(29,753,560)
Net unrealized appreciation (depreciation)	$2,276,947
Tax cost	$329,365,751

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $64,556,651 and $96,190,567, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $509 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $166,481. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,706.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Pacific Basin Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	35.5%
Australia	13.7%
China	10.7%
India	8.2%
Cayman Islands	6.8%
Taiwan	4.9%
Hong Kong	4.1%
Korea (South)	3.4%
South Africa	3.3%
Other*	9.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.7
Short-Term Investments and Net Other Assets (Liabilities)	0.3

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.3
Naspers Ltd. Class N (South Africa, Media)	3.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9
AIA Group Ltd. (Hong Kong, Insurance)	2.0
Kweichow Moutai Co. Ltd. (A Shares) (China, Beverages)	1.8
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.8
Keyence Corp. (Japan, Electronic Equipment & Components)	1.7
Commonwealth Bank of Australia (Australia, Banks)	1.5
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.5
ORIX Corp. (Japan, Diversified Financial Services)	1.4
21.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	18.1
Financials	17.4
Consumer Discretionary	15.9
Health Care	12.1
Industrials	11.1
Consumer Staples	8.9
Real Estate	3.9
Telecommunication Services	3.9
Materials	3.1
Energy	2.6

Fidelity® Pacific Basin Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 13.7%
1-Page Ltd. (a)(b)	872,167	$108,341
Amcor Ltd.	920,628	9,487,048
Arena (REIT) unit	3,868,965	6,475,297
Aristocrat Leisure Ltd.	385,270	7,728,738
Australia & New Zealand Banking Group Ltd.	555,948	11,175,780
Blue Sky Alternative Investments Ltd.	1,733,447	3,995,362
BWX Ltd. (c)	1,786,658	6,778,600
Commonwealth Bank of Australia	279,342	15,041,011
CSL Ltd.	101,927	13,055,733
Hansen Technologies Ltd.	2,550,516	8,219,036
HUB24 Ltd. (a)(c)	1,073,146	8,901,827
Magellan Financial Group Ltd.	324,996	5,677,833
Netwealth Group Ltd.	862,037	4,642,481
NIB Holdings Ltd.	2,170,263	9,072,106
realestate.com.au Ltd.	132,656	8,031,228
SpeedCast International Ltd.	1,171,597	5,203,676
Technology One Ltd.	1,127,367	4,187,573
Woodside Petroleum Ltd.	385,854	9,350,596

TOTAL AUSTRALIA		137,132,266

Bermuda - 1.6%
Cheung Kong Infrastructure Holdings Ltd.	1,211,000	9,557,710
Hongkong Land Holdings Ltd.	875,100	6,324,558

TOTAL BERMUDA		15,882,268

Cayman Islands - 6.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	184,600	32,958,482
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
International Housewares Retail Co. Ltd.	17,370,700	3,509,911
NetEase, Inc. ADR	27,800	7,146,546
Silergy Corp.	243,000	5,072,628
SITC International Holdings Co. Ltd.	6,779,000	7,222,658
Tencent Holdings Ltd.	244,800	12,035,085

TOTAL CAYMAN ISLANDS		67,945,315

China - 10.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,445,294	10,023,709
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,647,016	9,975,782
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	11,509,028
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	883,894	11,585,638
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	474,054	8,352,999
Kweichow Moutai Co. Ltd. (A Shares)	176,150	18,342,328
Shanghai International Airport Co. Ltd. (A Shares)	1,210,013	9,503,616
Shenzhen Expressway Co. (H Shares)	5,222,000	5,299,110
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,889,600	8,548,095
Yunnan Baiyao Group Co. Ltd.	622,433	9,295,151
Zhengzhou Yutong Bus Co. Ltd.	1,484,223	4,795,003

TOTAL CHINA		107,230,459

Hong Kong - 4.1%
AIA Group Ltd.	2,285,400	20,425,077
CSPC Pharmaceutical Group Ltd.	4,476,000	11,400,635
Magnificent Hotel Investment Ltd.	29,836,000	810,316
Techtronic Industries Co. Ltd.	1,485,000	8,699,415

TOTAL HONG KONG		41,335,443

India - 8.2%
Axis Bank Ltd.	889,398	6,895,021
Bharti Infratel Ltd.	1,673,826	7,877,704
CCL Products (India) Ltd.	947,967	4,458,470
Future Retail Ltd.	553,160	4,998,136
HDFC Bank Ltd.	394,066	11,877,075
Housing Development Finance Corp. Ltd.	374,884	10,606,602
Indraprastha Gas Ltd.	1,629,316	7,027,042
Petronet LNG Ltd.	2,207,201	7,514,849
Power Grid Corp. of India Ltd.	3,115,253	9,721,846
Reliance Industries Ltd.	725,275	10,471,810
Vakrangee Ltd.	555,739	833,023

TOTAL INDIA		82,281,578

Indonesia - 2.4%
PT Bank Central Asia Tbk	9,009,100	14,245,935
PT Bank Rakyat Indonesia Tbk	41,180,500	9,494,925

TOTAL INDONESIA		23,740,860

Israel - 0.4%
Sarine Technologies Ltd.	4,391,400	3,456,923
Japan - 35.5%
Arcland Service Holdings Co. Ltd.	292,000	6,255,617
Bank of Kyoto Ltd.	144,400	8,691,475
Broadleaf Co. Ltd.	587,804	2,806,748
Create SD Holdings Co. Ltd.	211,800	6,141,658
Daito Trust Construction Co. Ltd.	43,200	7,213,831
Disco Corp.	24,400	4,303,256
East Japan Railway Co.	91,000	8,732,071
Fukushima Industries Corp.	39,100	1,820,518
Hoya Corp.	233,600	12,526,191
Kao Corp.	169,800	12,200,686
Keyence Corp.	27,500	16,846,643
KH Neochem Co. Ltd.	207,100	6,289,535
Minebea Mitsumi, Inc.	463,400	9,312,933
Misumi Group, Inc.	268,500	7,441,959
Morinaga & Co. Ltd.	132,800	6,474,790
Nakanishi, Inc.	430,500	9,002,223
Nidec Corp.	70,700	11,084,870
Nifco, Inc.	243,500	8,586,649
Nihon M&A Center, Inc.	184,800	5,426,345
Nihon Parkerizing Co. Ltd.	223,200	3,542,371
Nissan Chemical Industries Co. Ltd.	251,800	11,228,732
Nitori Holdings Co. Ltd.	86,700	14,656,202
Open House Co. Ltd.	184,900	10,351,153
ORIX Corp.	821,500	14,458,160
PALTAC Corp.	110,100	5,519,100
Panasonic Corp.	676,000	10,009,633
Paramount Bed Holdings Co. Ltd.	129,100	6,424,296
PeptiDream, Inc. (a)(c)	93,300	3,789,352
Pilot Corp.	147,600	8,073,985
ProNexus, Inc.	276,400	3,580,154
Renesas Electronics Corp. (a)(c)	552,400	5,800,907
Santen Pharmaceutical Co. Ltd.	391,000	6,598,930
Shionogi & Co. Ltd.	165,100	8,508,721
SMC Corp.	27,400	10,456,714
SMS Co., Ltd.	133,900	5,083,105
SoftBank Corp.	230,400	17,604,567
Start Today Co. Ltd.	439,900	12,715,734
Subaru Corp.	368,500	12,401,313
Sundrug Co. Ltd.	144,600	7,446,926
Toto Ltd.	165,100	9,378,622
Tsuruha Holdings, Inc.	65,900	9,482,318
Welcia Holdings Co. Ltd.	135,200	6,962,825

TOTAL JAPAN		355,231,818

Korea (South) - 2.4%
Coway Co. Ltd.	76,558	6,255,177
Kakao M Corp.	88,692	7,412,222
SK Hynix, Inc.	125,483	9,901,079

TOTAL KOREA (SOUTH)		23,568,478

Multi-National - 0.8%
HKT Trust/HKT Ltd. unit	6,329,000	8,326,976
New Zealand - 1.2%
EBOS Group Ltd.	408,279	5,107,574
Ryman Healthcare Group Ltd.	925,540	6,902,825

TOTAL NEW ZEALAND		12,010,399

Philippines - 0.6%
Ayala Land, Inc.	7,564,600	5,953,286
Singapore - 0.4%
Wing Tai Holdings Ltd.	2,781,500	4,261,733
South Africa - 3.3%
Naspers Ltd. Class N	135,200	32,937,365
Taiwan - 4.9%
Nien Made Enterprise Co. Ltd.	499,000	4,424,538
Taiwan Semiconductor Manufacturing Co. Ltd.	3,882,000	29,518,145
United Microelectronics Corp.	16,252,000	8,748,729
Voltronic Power Technology Corp.	380,703	6,763,024

TOTAL TAIWAN		49,454,436

Thailand - 1.0%
Bangkok Bank PCL (For. Reg.)	882,400	5,621,309
Thai Beverage PCL	6,086,700	3,913,060

TOTAL THAILAND		9,534,369

United States of America - 0.7%
GI Dynamics, Inc. CDI (a)	5,561,290	92,060
ResMed, Inc. CDI	775,661	7,363,368

TOTAL UNITED STATES OF AMERICA		7,455,428

TOTAL COMMON STOCKS
(Cost $733,505,767)		987,739,400

Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.
(Cost $9,351,760)	5,267	10,397,058

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.74% (d)	8,798,786	8,800,546
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	10,898,945	10,900,035
TOTAL MONEY MARKET FUNDS
(Cost $19,700,581)		19,700,581
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $762,558,108)		1,017,837,039
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(17,105,703)
NET ASSETS - 100%		$1,000,731,336

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,625
Fidelity Securities Lending Cash Central Fund	73,538
Total	$166,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$156,943,775	$73,802,014	$83,141,761	$--
Consumer Staples	90,554,660	48,709,203	41,845,457	--
Energy	27,337,255	--	27,337,255	--
Financials	172,331,007	23,149,635	149,181,372	--
Health Care	120,200,792	58,860,112	61,340,680	--
Industrials	112,348,505	75,308,171	37,040,334	--
Information Technology	181,973,396	95,243,824	86,621,229	108,343
Materials	30,547,689	21,060,638	9,487,048	3
Real Estate	40,579,858	17,564,984	23,014,874	--
Telecommunication Services	39,012,923	--	39,012,923	--
Utilities	26,306,598	--	26,306,598	--
Money Market Funds	19,700,581	19,700,581	--	--
Total Investments in Securities:	$1,017,837,039	$433,399,162	$584,329,531	$108,346

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$471,627,583
Level 2 to Level 1	$251,406,069

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,367,685) — See accompanying schedule: Unaffiliated issuers (cost $742,857,527)	$998,136,458
Fidelity Central Funds (cost $19,700,581)	19,700,581
Total Investment in Securities (cost $762,558,108)		$1,017,837,039
Cash		25,564
Receivable for investments sold		4,387,082
Receivable for fund shares sold		298,592
Dividends receivable		2,836,161
Distributions receivable from Fidelity Central Funds		31,341
Prepaid expenses		451
Other receivables		52,387
Total assets		1,025,468,617
Liabilities
Payable for investments purchased	$10,919,956
Payable for fund shares redeemed	730,891
Accrued management fee	716,446
Other affiliated payables	181,274
Other payables and accrued expenses	1,289,572
Collateral on securities loaned	10,899,142
Total liabilities		24,737,281
Net Assets		$1,000,731,336
Net Assets consist of:
Paid in capital		$722,740,482
Undistributed net investment income		615,352
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,335,887
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		254,039,615
Net Assets, for 28,986,778 shares outstanding		$1,000,731,336
Net Asset Value, offering price and redemption price per share ($1,000,731,336 ÷ 28,986,778 shares)		$34.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$6,520,622
Income from Fidelity Central Funds		166,163
Income before foreign taxes withheld		6,686,785
Less foreign taxes withheld		(497,706)
Total income		6,189,079
Expenses
Management fee
Basic fee	$3,587,822
Performance adjustment	750,116
Transfer agent fees	832,886
Accounting and security lending fees	241,840
Custodian fees and expenses	123,115
Independent trustees' fees and expenses	2,083
Registration fees	30,962
Audit	42,268
Legal	2,307
Miscellaneous	3,081
Total expenses before reductions	5,616,480
Expense reductions	(59,786)	5,556,694
Net investment income (loss)		632,385
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,229,300
Fidelity Central Funds	233
Foreign currency transactions	(117,814)
Total net realized gain (loss)		31,111,719
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $559,760)	(18,266,106)
Fidelity Central Funds	(188)
Assets and liabilities in foreign currencies	(41,552)
Total change in net unrealized appreciation (depreciation)		(18,307,846)
Net gain (loss)		12,803,873
Net increase (decrease) in net assets resulting from operations		$13,436,258

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$632,385	$6,692,443
Net realized gain (loss)	31,111,719	36,776,786
Change in net unrealized appreciation (depreciation)	(18,307,846)	155,633,192
Net increase (decrease) in net assets resulting from operations	13,436,258	199,102,421
Distributions to shareholders from net investment income	(6,385,199)	(4,211,523)
Distributions to shareholders from net realized gain	(36,562,199)	(11,304,612)
Total distributions	(42,947,398)	(15,516,135)
Share transactions
Proceeds from sales of shares	131,047,287	225,357,974
Reinvestment of distributions	41,121,006	14,752,829
Cost of shares redeemed	(117,202,752)	(136,848,518)
Net increase (decrease) in net assets resulting from share transactions	54,965,541	103,262,285
Redemption fees	17,926	92,091
Total increase (decrease) in net assets	25,472,327	286,940,662
Net Assets
Beginning of period	975,259,009	688,318,347
End of period	$1,000,731,336	$975,259,009
Other Information
Undistributed net investment income end of period	$615,352	$6,368,166
Shares
Sold	3,633,835	7,627,933
Issued in reinvestment of distributions	1,184,702	557,552
Redeemed	(3,282,663)	(4,620,784)
Net increase (decrease)	1,535,874	3,564,701

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pacific Basin Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.53	$28.82	$27.01	$28.92	$31.47	$24.85
Income from Investment Operations
Net investment income (loss)A	.02	.25	.24	.37B	.31	.12
Net realized and unrealized gain (loss)	.52	7.09	2.88	(.49)	1.25	7.26
Total from investment operations	.54	7.34	3.12	(.12)	1.56	7.38
Distributions from net investment income	(.23)	(.17)	(.36)	(.18)	(.18)	(.29)
Distributions from net realized gain	(1.32)	(.46)	(.95)	(1.61)	(3.93)	(.47)
Total distributions	(1.55)	(.63)	(1.31)	(1.79)	(4.11)	(.76)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$34.52	$35.53	$28.82	$27.01	$28.92	$31.47
Total ReturnD,E	1.49%	26.22%	12.05%	(.29)%	5.68%	30.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.11%	1.19%	1.17%	1.18%	1.23%
Expenses net of fee waivers, if any	1.08%H	1.11%	1.19%	1.17%	1.18%	1.22%
Expenses net of all reductions	1.07%H	1.10%	1.19%	1.17%	1.18%	1.21%
Net investment income (loss)	.12%H	.84%	.87%	1.34%B	1.09%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,000,731	$975,259	$688,318	$654,032	$697,202	$719,675
Portfolio turnover rateI	32%H	36%	30%	36%	30%	82%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$292,345,186
Gross unrealized depreciation	(44,849,292)
Net unrealized appreciation (depreciation)	$247,495,894
Tax cost	$770,341,145

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $186,320,727 and $163,890,708, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $73,538. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $54,494 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $266.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $5,026.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity Canada Fund
Class A	1.24%
Actual		$1,000.00	$982.00	$6.09
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Class M	1.54%
Actual		$1,000.00	$980.50	$7.56
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Class C	1.97%
Actual		$1,000.00	$978.50	$9.66
Hypothetical-C		$1,000.00	$1,015.03	$9.84
Canada	.92%
Actual		$1,000.00	$983.60	$4.52
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Class I	.88%
Actual		$1,000.00	$983.90	$4.33
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Fidelity China Region Fund
Class A	1.26%
Actual		$1,000.00	$1,042.90	$6.38
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.61%
Actual		$1,000.00	$1,041.10	$8.15
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class C	2.01%
Actual		$1,000.00	$1,039.20	$10.16
Hypothetical-C		$1,000.00	$1,014.83	$10.04
China Region	.95%
Actual		$1,000.00	$1,044.70	$4.82
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class I	.97%
Actual		$1,000.00	$1,044.60	$4.92
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Fidelity Emerging Asia Fund	1.03%
Actual		$1,000.00	$1,005.10	$5.12
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Fideltiy Emerging Markets Fund
Emerging Markets	.96%
Actual		$1,000.00	$1,036.40	$4.85
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class K	.82%
Actual		$1,000.00	$1,037.30	$4.14
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Fidelity Europe Fund
Class A	1.32%
Actual		$1,000.00	$999.20	$6.54
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class M	1.64%
Actual		$1,000.00	$997.50	$8.12
Hypothetical-C		$1,000.00	$1,016.66	$8.20
Class C	2.10%
Actual		$1,000.00	$995.30	$10.39
Hypothetical-C		$1,000.00	$1,014.38	$10.49
Europe	1.00%
Actual		$1,000.00	$1,000.70	$4.96
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class I	.99%
Actual		$1,000.00	$1,000.80	$4.91
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Fidelity Japan Fund
Class A	1.31%
Actual		$1,000.00	$1,047.40	$6.65
Hypothetical-C		$1,000.00	$1,018.30	$6.56
Class M	1.65%
Actual		$1,000.00	$1,046.10	$8.37
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.01%
Actual		$1,000.00	$1,043.50	$10.18
Hypothetical-C		$1,000.00	$1,014.83	$10.04
Japan	1.02%
Actual		$1,000.00	$1,048.60	$5.18
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class I	.96%
Actual		$1,000.00	$1,049.20	$4.88
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Fidelity Japan Smaller Companies Fund	.93%
Actual		$1,000.00	$1,065.30	$4.76
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Fidelity Latin America Fund
Class A	1.38%
Actual		$1,000.00	$1,066.30	$7.07
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Class M	1.65%
Actual		$1,000.00	$1,064.70	$8.45
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.13%
Actual		$1,000.00	$1,062.40	$10.89
Hypothetical-C		$1,000.00	$1,014.23	$10.64
Latin America	1.06%
Actual		$1,000.00	$1,068.00	$5.44
Hypothetical-C		$1,000.00	$1,019.54	$5.31
Class I	1.00%
Actual		$1,000.00	$1,068.40	$5.13
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Fidelity Nordic Fund	.97%
Actual		$1,000.00	$958.30	$4.71
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Fidelity Pacific Basin Fund	1.08%
Actual		$1,000.00	$1,014.90	$5.40
Hypothetical-C		$1,000.00	$1,019.44	$5.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TIF-SANN-0618
1.703611.120

Fidelity Advisor® Canada Fund - Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Canada Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Canada	95.5%
United States of America*	3.2%
Bailiwick of Jersey	0.8%
United Kingdom	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	97.4
Short-Term Investments and Net Other Assets (Liabilities)	2.6

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Royal Bank of Canada (Banks)	9.8
The Toronto-Dominion Bank (Banks)	9.5
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	7.0
Sun Life Financial, Inc. (Insurance)	3.9
Canadian Pacific Railway Ltd. (Road & Rail)	3.9
TELUS Corp. (Diversified Telecommunication Services)	3.6
Canadian National Railway Co. (Road & Rail)	3.3
Nutrien Ltd. (Chemicals)	3.2
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Food & Staples Retailing)	3.0
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2.9
50.1

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	32.6
Energy	18.8
Materials	12.3
Industrials	9.5
Consumer Staples	7.8
Telecommunication Services	6.0
Information Technology	4.6
Consumer Discretionary	3.8
Real Estate	0.7
Utilities	0.7

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2018, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.9%
Magna International, Inc. Class A (sub. vtg.)	172,600	$10,193,744
Hotels, Restaurants & Leisure - 0.4%
Cara Operations Ltd.	222,000	4,619,993
Leisure Products - 0.3%
BRP, Inc.	87,700	3,547,753
Media - 1.5%
Cogeco Communications, Inc.	149,400	7,960,165
Quebecor, Inc. Class B (sub. vtg.)	441,700	8,235,755
		16,195,920
Specialty Retail - 0.4%
AutoCanada, Inc.	257,100	4,369,268
Textiles, Apparel & Luxury Goods - 0.3%
ERO Copper Corp.	411,700	2,565,209

TOTAL CONSUMER DISCRETIONARY		41,491,887

CONSUMER STAPLES - 7.8%
Food & Staples Retailing - 7.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	773,400	33,436,998
George Weston Ltd.	259,600	21,268,214
Jean Coutu Group, Inc. Class A (sub. vtg.) (a)	395,700	7,578,382
Metro, Inc. Class A (sub. vtg.)	375,295	11,908,188
North West Co., Inc.	301,300	6,479,141
		80,670,923
Tobacco - 0.5%
Imperial Tobacco Group PLC	149,313	5,353,790

TOTAL CONSUMER STAPLES		86,024,713

ENERGY - 18.8%
Energy Equipment & Services - 1.3%
Canadian Energy Services & Technology Corp.	2,056,100	10,072,720
ShawCor Ltd. Class A	221,400	4,283,326
		14,356,046
Oil, Gas & Consumable Fuels - 17.5%
Canadian Natural Resources Ltd.	890,298	32,118,543
Cenovus Energy, Inc.	1,228,200	12,301,610
Enbridge, Inc.	605,000	18,325,052
Kinder Morgan Canada Ltd. (a)(b)	183,500	2,368,157
NuVista Energy Ltd. (c)	716,000	4,701,024
Parkland Fuel Corp. (a)	229,900	5,337,684
Peyto Exploration & Development Corp. (a)	608,900	5,757,269
Pinnacle Renewable Holds, Inc.	408,500	4,546,489
PrairieSky Royalty Ltd. (a)	1,124,518	24,934,793
Suncor Energy, Inc.	2,011,200	76,911,032
Whitecap Resources, Inc. (a)	643,100	4,658,149
		191,959,802

TOTAL ENERGY		206,315,848

FINANCIALS - 32.6%
Banks - 21.7%
Bank of Nova Scotia	419,900	25,809,812
Royal Bank of Canada	1,415,500	107,643,929
The Toronto-Dominion Bank	1,859,700	104,445,630
		237,899,371
Capital Markets - 3.5%
Brookfield Asset Management, Inc. Class A	247,700	9,817,713
CI Financial Corp.	596,800	12,559,318
Fairfax India Holdings Corp. (c)	102,000	1,785,000
Gluskin Sheff + Associates, Inc.	222,700	2,693,665
TMX Group Ltd.	198,300	11,960,241
		38,815,937
Insurance - 7.4%
Intact Financial Corp.	173,725	13,246,371
Power Corp. of Canada (sub. vtg.)	1,060,900	25,209,750
Sun Life Financial, Inc.	1,047,900	43,256,124
		81,712,245

TOTAL FINANCIALS		358,427,553

HEALTH CARE - 0.6%
Biotechnology - 0.6%
Amgen, Inc.	38,300	6,682,584
INDUSTRIALS - 9.5%
Professional Services - 0.7%
Stantec, Inc.	273,800	6,966,818
Road & Rail - 8.2%
Canadian National Railway Co.	476,900	36,834,902
Canadian Pacific Railway Ltd.	234,700	42,825,278
TransForce, Inc.	367,600	10,641,919
		90,302,099
Trading Companies & Distributors - 0.6%
Toromont Industries Ltd.	153,500	6,722,462

TOTAL INDUSTRIALS		103,991,379

INFORMATION TECHNOLOGY - 4.6%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (c)	371,100	21,503,828
Software - 2.6%
Constellation Software, Inc.	22,300	15,937,653
Open Text Corp.	375,328	13,250,998
		29,188,651

TOTAL INFORMATION TECHNOLOGY		50,692,479

MATERIALS - 12.3%
Chemicals - 3.3%
Methanex Corp.	19,000	1,145,224
Nutrien Ltd.	768,681	34,993,111
		36,138,335
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	271,500	13,169,532
Metals & Mining - 7.2%
Agnico Eagle Mines Ltd. (Canada)	337,600	14,206,572
Barrick Gold Corp.	383,000	5,154,593
Franco-Nevada Corp.	272,100	19,299,931
HudBay Minerals, Inc.	551,400	3,852,220
Lundin Mining Corp.	1,694,600	11,218,583
Premier Gold Mines Ltd. (c)	1,683,900	3,567,279
Randgold Resources Ltd.	113,264	9,183,854
Wheaton Precious Metals Corp.	584,100	12,123,731
		78,606,763
Paper & Forest Products - 0.6%
Western Forest Products, Inc.	3,148,000	6,791,511

TOTAL MATERIALS		134,706,141

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Allied Properties (REIT)	252,800	8,167,097
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 3.6%
TELUS Corp.	1,116,900	39,971,615
Wireless Telecommunication Services - 2.4%
Rogers Communications, Inc. Class B (non-vtg.)	545,500	25,750,812

TOTAL TELECOMMUNICATION SERVICES		65,722,427

UTILITIES - 0.7%
Electric Utilities - 0.7%
Hydro One Ltd. (b)	495,600	7,870,465
TOTAL COMMON STOCKS
(Cost $773,555,131)		1,070,092,573

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.74% (d)	28,395,462	28,401,141
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	20,808,939	20,811,019
TOTAL MONEY MARKET FUNDS
(Cost $49,212,404)		49,212,160
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $822,767,535)		1,119,304,733
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(21,311,127)
NET ASSETS - 100%		$1,097,993,606

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,238,622 or 0.9% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$169,353
Fidelity Securities Lending Cash Central Fund	80,957
Total	$250,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$41,491,887	$41,491,887	$--	$--
Consumer Staples	86,024,713	86,024,713	--	--
Energy	206,315,848	206,315,848	--	--
Financials	358,427,553	358,427,553	--	--
Health Care	6,682,584	6,682,584	--	--
Industrials	103,991,379	103,991,379	--	--
Information Technology	50,692,479	50,692,479	--	--
Materials	134,706,141	125,522,287	9,183,854	--
Real Estate	8,167,097	8,167,097	--	--
Telecommunication Services	65,722,427	65,722,427	--	--
Utilities	7,870,465	7,870,465	--	--
Money Market Funds	49,212,160	49,212,160	--	--
Total Investments in Securities:	$1,119,304,733	$1,110,120,879	$9,183,854	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,547,539) — See accompanying schedule: Unaffiliated issuers (cost $773,555,131)	$1,070,092,573
Fidelity Central Funds (cost $49,212,404)	49,212,160
Total Investment in Securities (cost $822,767,535)		$1,119,304,733
Foreign currency held at value (cost $935,838)		935,838
Receivable for investments sold		1,366,515
Receivable for fund shares sold		178,794
Dividends receivable		1,474,955
Distributions receivable from Fidelity Central Funds		36,110
Prepaid expenses		694
Other receivables		39,311
Total assets		1,123,336,950
Liabilities
Payable for investments purchased	$223,596
Payable for fund shares redeemed	3,399,999
Accrued management fee	612,513
Distribution and service plan fees payable	22,133
Other affiliated payables	235,113
Other payables and accrued expenses	42,785
Collateral on securities loaned	20,807,205
Total liabilities		25,343,344
Net Assets		$1,097,993,606
Net Assets consist of:
Paid in capital		$774,388,722
Undistributed net investment income		5,042,647
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,026,264
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		296,535,973
Net Assets		$1,097,993,606
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($33,263,501 ÷ 638,650 shares)		$52.08
Maximum offering price per share (100/94.25 of $52.08)		$55.26
Class M:
Net Asset Value and redemption price per share ($9,042,446 ÷ 174,386 shares)		$51.85
Maximum offering price per share (100/96.50 of $51.85)		$53.73
Class C:
Net Asset Value and offering price per share ($13,641,752 ÷ 267,861 shares)(a)		$50.93
Canada:
Net Asset Value, offering price and redemption price per share ($1,015,215,064 ÷ 19,417,537 shares)		$52.28
Class I:
Net Asset Value, offering price and redemption price per share ($26,830,843 ÷ 514,185 shares)		$52.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$15,786,711
Income from Fidelity Central Funds		250,310
Income before foreign taxes withheld		16,037,021
Less foreign taxes withheld		(2,273,763)
Total income		13,763,258
Expenses
Management fee
Basic fee	$4,027,533
Performance adjustment	(202,722)
Transfer agent fees	1,189,210
Distribution and service plan fees	143,662
Accounting and security lending fees	269,058
Custodian fees and expenses	9,623
Independent trustees' fees and expenses	2,374
Registration fees	60,824
Audit	37,709
Legal	4,182
Miscellaneous	4,207
Total expenses before reductions	5,545,660
Expense reductions	(50,163)	5,495,497
Net investment income (loss)		8,267,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,718,912
Fidelity Central Funds	1,598
Foreign currency transactions	6,659
Total net realized gain (loss)		30,727,169
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(57,359,405)
Fidelity Central Funds	(244)
Assets and liabilities in foreign currencies	8,388
Total change in net unrealized appreciation (depreciation)		(57,351,261)
Net gain (loss)		(26,624,092)
Net increase (decrease) in net assets resulting from operations		$(18,356,331)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,267,761	$16,819,801
Net realized gain (loss)	30,727,169	52,938,459
Change in net unrealized appreciation (depreciation)	(57,351,261)	105,995,484
Net increase (decrease) in net assets resulting from operations	(18,356,331)	175,753,744
Distributions to shareholders from net investment income	(16,688,588)	(16,443,381)
Distributions to shareholders from net realized gain	(10,788,163)	(5,168,976)
Total distributions	(27,476,751)	(21,612,357)
Share transactions - net increase (decrease)	(81,412,128)	(276,985,730)
Redemption fees	5,144	38,887
Total increase (decrease) in net assets	(127,240,066)	(122,805,456)
Net Assets
Beginning of period	1,225,233,672	1,348,039,128
End of period	$1,097,993,606	$1,225,233,672
Other Information
Undistributed net investment income end of period	$5,042,647	$13,463,474

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.11	$48.09	$45.25	$60.56	$57.31	$53.65
Income from Investment Operations
Net investment income (loss)A	.30	.50	.48	.45	.47	.60
Net realized and unrealized gain (loss)	(1.25)	6.16	2.84	(8.04)	3.13	3.63
Total from investment operations	(.95)	6.66	3.32	(7.59)	3.60	4.23
Distributions from net investment income	(.59)	(.45)	(.42)	(.50)	(.03)	(.57)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(1.08)	(.64)	(.48)	(7.72)	(.35)	(.57)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$52.08	$54.11	$48.09	$45.25	$60.56	$57.31
Total ReturnC,D,E	(1.80)%	13.98%	7.45%	(14.32)%	6.32%	7.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.34%	1.48%	1.43%	1.29%	1.19%
Expenses net of fee waivers, if any	1.24%H	1.34%	1.48%	1.43%	1.29%	1.19%
Expenses net of all reductions	1.23%H	1.34%	1.48%	1.43%	1.29%	1.18%
Net investment income (loss)	1.13%H	.98%	1.06%	.90%	.79%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$33,264	$37,557	$44,144	$58,286	$95,004	$116,661
Portfolio turnover rateI	26%H	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$53.77	$47.82	$44.99	$60.22	$57.14	$53.48
Income from Investment Operations
Net investment income (loss)A	.22	.35	.35	.29	.29	.45
Net realized and unrealized gain (loss)	(1.25)	6.13	2.83	(8.00)	3.11	3.63
Total from investment operations	(1.03)	6.48	3.18	(7.71)	3.40	4.08
Distributions from net investment income	(.40)	(.34)	(.29)	(.30)	–	(.42)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(.89)	(.53)	(.35)	(7.52)	(.32)	(.42)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$51.85	$53.77	$47.82	$44.99	$60.22	$57.14
Total ReturnC,D,E	(1.95)%	13.64%	7.14%	(14.58)%	5.99%	7.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.63%	1.77%	1.75%	1.59%	1.47%
Expenses net of fee waivers, if any	1.54%H	1.63%	1.77%	1.75%	1.59%	1.47%
Expenses net of all reductions	1.53%H	1.63%	1.77%	1.75%	1.59%	1.46%
Net investment income (loss)	.82%H	.69%	.78%	.58%	.48%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$9,042	$10,356	$11,140	$12,820	$21,989	$23,751
Portfolio turnover rateI	26%H	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$52.72	$46.87	$44.02	$59.04	$56.27	$52.61
Income from Investment Operations
Net investment income (loss)A	.10	.13	.15	.07	.02	.20
Net realized and unrealized gain (loss)	(1.22)	6.01	2.78	(7.85)	3.07	3.58
Total from investment operations	(1.12)	6.14	2.93	(7.78)	3.09	3.78
Distributions from net investment income	(.18)	(.11)	(.02)	(.02)	–	(.12)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(.67)	(.29)B	(.08)	(7.24)	(.32)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$50.93	$52.72	$46.87	$44.02	$59.04	$56.27
Total ReturnD,E,F	(2.15)%	13.16%	6.67%	(14.96)%	5.53%	7.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.97%I	2.06%	2.21%	2.19%	2.03%	1.93%
Expenses net of fee waivers, if any	1.97%I	2.06%	2.21%	2.19%	2.03%	1.92%
Expenses net of all reductions	1.96%I	2.06%	2.21%	2.18%	2.03%	1.92%
Net investment income (loss)	.40%I	.26%	.33%	.14%	.04%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$13,642	$15,938	$18,489	$21,610	$38,749	$46,040
Portfolio turnover rateJ	26%I	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.188 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.41	$48.35	$45.55	$60.95	$57.72	$54.05
Income from Investment Operations
Net investment income (loss)A	.39	.66	.62	.60	.66	.77
Net realized and unrealized gain (loss)	(1.26)	6.20	2.85	(8.09)	3.13	3.66
Total from investment operations	(.87)	6.86	3.47	(7.49)	3.79	4.43
Distributions from net investment income	(.77)	(.61)	(.61)	(.69)	(.24)	(.76)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(1.26)	(.80)	(.67)	(7.91)	(.56)	(.76)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$52.28	$54.41	$48.35	$45.55	$60.95	$57.72
Total ReturnC,D	(1.64)%	14.35%	7.79%	(14.08)%	6.64%	8.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%G	1.02%	1.17%	1.15%	.98%	.87%
Expenses net of fee waivers, if any	.92%G	1.02%	1.17%	1.15%	.98%	.87%
Expenses net of all reductions	.91%G	1.02%	1.17%	1.14%	.98%	.86%
Net investment income (loss)	1.44%G	1.30%	1.37%	1.18%	1.09%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,015,215	$1,130,803	$1,233,050	$1,279,488	$2,057,843	$2,262,380
Portfolio turnover rateH	26%G	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.29	$48.28	$45.44	$60.80	$57.57	$53.91
Income from Investment Operations
Net investment income (loss)A	.40	.67	.66	.61	.65	.78
Net realized and unrealized gain (loss)	(1.26)	6.19	2.83	(8.07)	3.12	3.64
Total from investment operations	(.86)	6.86	3.49	(7.46)	3.77	4.42
Distributions from net investment income	(.77)	(.66)	(.59)	(.68)	(.22)	(.76)
Distributions from net realized gain	(.49)	(.19)	(.06)	(7.22)	(.32)	–
Total distributions	(1.25)B	(.85)	(.65)	(7.90)	(.54)	(.76)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$52.18	$54.29	$48.28	$45.44	$60.80	$57.57
Total ReturnD,E	(1.61)%	14.38%	7.83%	(14.05)%	6.62%	8.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H	1.00%	1.14%	1.13%	1.00%	.86%
Expenses net of fee waivers, if any	.88%H	.99%	1.13%	1.12%	1.00%	.86%
Expenses net of all reductions	.87%H	.99%	1.13%	1.12%	1.00%	.85%
Net investment income (loss)	1.49%H	1.33%	1.41%	1.21%	1.08%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$26,831	$30,581	$41,217	$14,846	$30,165	$30,831
Portfolio turnover rateI	26%H	26%	44%	24%	85%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.25 per share is comprised of distributions from net investment income of $.765 and distributions from net realized gain of $.487 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Canada and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$311,941,162
Gross unrealized depreciation	(22,518,838)
Net unrealized appreciation (depreciation)	$289,422,324
Tax cost	$829,882,409

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,799,819 and $248,259,849, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$44,677	$691
Class M	.25%	.25%	24,310	297
Class C	.75%	.25%	74,675	2,567
			$143,662	$3,555

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,864
Class M	1,224
Class C(a)	385
$5,473

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$48,031.27
Class M	15,624.32
Class C	18,565.25
Canada	1,083,299.20
Class I	23,691.16
	$1,189,210

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,714 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $80,957. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $44,134 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,029.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$402,298	$406,836
Class M	75,402	78,661
Class C	54,494	39,905
Canada	15,730,428	15,352,959
Class I	425,966	565,020
Total	$16,688,588	$16,443,381
From net realized gain
Class A	$332,434	$168,842
Class M	91,347	43,752
Class C	144,231	71,450
Canada	9,948,981	4,723,987
Class I	271,170	160,945
Total	$10,788,163	$5,168,976

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	23,105	63,470	$1,227,684	$3,161,163
Reinvestment of distributions	12,714	10,631	672,936	525,595
Shares redeemed	(91,263)	(297,916)	(4,815,773)	(14,925,894)
Net increase (decrease)	(55,444)	(223,815)	$(2,915,153)	$(11,239,136)
Class M
Shares sold	4,704	24,195	$246,861	$1,198,423
Reinvestment of distributions	3,154	2,464	166,353	121,397
Shares redeemed	(26,077)	(67,009)	(1,386,007)	(3,403,775)
Net increase (decrease)	(18,219)	(40,350)	$(972,793)	$(2,083,955)
Class C
Shares sold	7,594	25,680	$387,627	$1,254,827
Reinvestment of distributions	3,474	1,995	180,309	96,717
Shares redeemed	(45,537)	(119,795)	(2,349,937)	(5,862,219)
Net increase (decrease)	(34,469)	(92,120)	$(1,782,001)	$(4,510,675)
Canada
Shares sold	336,931	1,830,107	$18,046,020	$91,494,332
Reinvestment of distributions	457,772	381,896	24,289,363	18,930,598
Shares redeemed	(2,160,635)	(6,928,660)	(115,553,641)	(353,430,502)
Net increase (decrease)	(1,365,932)	(4,716,657)	$(73,218,258)	$(243,005,572)
Class I
Shares sold	76,604	249,628	$4,082,696	$12,551,193
Reinvestment of distributions	12,538	14,338	663,882	709,005
Shares redeemed	(138,251)	(554,299)	(7,270,501)	(29,406,590)
Net increase (decrease)	(49,109)	(290,333)	$(2,523,923)	$(16,146,392)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.24%
Actual		$1,000.00	$982.00	$6.09
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Class M	1.54%
Actual		$1,000.00	$980.50	$7.56
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Class C	1.97%
Actual		$1,000.00	$978.50	$9.66
Hypothetical-C		$1,000.00	$1,015.03	$9.84
Canada	.92%
Actual		$1,000.00	$983.60	$4.52
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Class I	.88%
Actual		$1,000.00	$983.90	$4.33
Hypothetical-C		$1,000.00	$1,020.43	$4.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ACAN-SANN-0618
1.843168.110

Fidelity Advisor® China Region Fund - Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® China Region Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	37.5%
China	33.4%
Taiwan	12.8%
Hong Kong	7.7%
United States of America*	3.3%
South Africa	1.6%
Bailiwick of Jersey	1.2%
Italy	0.8%
British Virgin Islands	0.8%
Other	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.7
Short-Term Investments and Net Other Assets (Liabilities)	3.3

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Internet Software & Services)	11.2
Alibaba Group Holding Ltd. sponsored ADR (Internet Software & Services)	8.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5.4
AIA Group Ltd. (Insurance)	3.1
China Construction Bank Corp. (H Shares) (Banks)	2.4
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2.1
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.0
NetEase, Inc. ADR (Internet Software & Services)	1.9
Geely Automobile Holdings Ltd. (Automobiles)	1.8
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	1.7
40.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	42.0
Consumer Discretionary	16.3
Financials	13.0
Health Care	5.0
Consumer Staples	5.0
Materials	4.8
Industrials	4.2
Energy	4.0
Utilities	1.4
Real Estate	1.0

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2018, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 2.5%
Geely Automobile Holdings Ltd.	10,384,000	$27,310,251
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,208,000	9,539,576
		36,849,827
Diversified Consumer Services - 2.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	229,800	20,645,232
TAL Education Group ADR	206,600	7,524,372
ZTO Express (Cayman), Inc. sponsored ADR	471,400	7,778,100
		35,947,704
Hotels, Restaurants & Leisure - 1.1%
Melco Crown Entertainment Ltd. sponsored ADR	400,000	12,484,000
Summit Ascent Holdings Ltd. (a)(b)	31,652,000	3,781,470
		16,265,470
Household Durables - 3.2%
Hangzhou Robam Appliances Co. Ltd. Class A	1,408,391	7,411,605
Midea Group Co. Ltd. Class A	2,123,600	17,266,039
Sundart Holdings Ltd.	20,000,000	11,678,743
Techtronic Industries Co. Ltd.	1,913,500	11,209,650
		47,566,037
Internet & Direct Marketing Retail - 2.7%
Ctrip.com International Ltd. ADR (a)	99,400	4,065,460
JD.com, Inc. sponsored ADR (a)	525,700	19,193,307
Vipshop Holdings Ltd. ADR (a)	1,073,800	16,622,424
		39,881,191
Media - 1.6%
Naspers Ltd. Class N	99,700	24,288,870
Specialty Retail - 0.4%
Chow Tai Fook Jewellery Group Ltd.	5,333,800	6,876,690
Textiles, Apparel & Luxury Goods - 1.7%
Prada SpA	2,500,000	12,684,764
Shenzhou International Group Holdings Ltd.	1,191,000	13,001,237
		25,686,001

TOTAL CONSUMER DISCRETIONARY		233,361,790

CONSUMER STAPLES - 5.0%
Beverages - 4.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,242,989	21,901,904
Kweichow Moutai Co. Ltd. (A Shares)	204,882	21,334,163
Wuliangye Yibin Co. Ltd. Class A	2,363,756	25,285,717
		68,521,784
Food & Staples Retailing - 0.4%
COFCO Meat Holdings Ltd. (a)(b)	34,841,000	5,397,830

TOTAL CONSUMER STAPLES		73,919,614

ENERGY - 4.0%
Energy Equipment & Services - 1.3%
China Oilfield Services Ltd. (H Shares)	19,464,000	19,419,153
Oil, Gas & Consumable Fuels - 2.7%
CNOOC Ltd.	18,768,000	31,750,083
PetroChina Co. Ltd. (H Shares)	10,832,000	7,981,768
		39,731,851

TOTAL ENERGY		59,151,004

FINANCIALS - 13.0%
Banks - 4.1%
China Construction Bank Corp. (H Shares)	33,810,000	35,421,353
Industrial & Commercial Bank of China Ltd. (H Shares)	29,680,000	26,055,526
		61,476,879
Capital Markets - 1.3%
CITIC Securities Co. Ltd. (H Shares)	4,092,500	9,976,418
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (a)(c)	1,119,000	8,735,642
		18,712,060
Insurance - 7.6%
AIA Group Ltd.	5,240,400	46,834,503
China Life Insurance Co. Ltd. (H Shares)	5,682,000	16,113,925
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,724,600	20,848,141
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,041,500	29,719,712
		113,516,281

TOTAL FINANCIALS		193,705,220

HEALTH CARE - 5.0%
Health Care Providers & Services - 0.4%
China Resources Phoenix Health	4,880,500	6,379,114
Pharmaceuticals - 4.6%
CSPC Pharmaceutical Group Ltd.	10,164,000	25,888,305
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	32	419
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	4,390,487	19,861,505
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,908,400	13,811,016
Yunnan Baiyao Group Co. Ltd.	559,400	8,353,843
		67,915,088

TOTAL HEALTH CARE		74,294,202

INDUSTRIALS - 4.2%
Commercial Services & Supplies - 0.8%
Focused Photonics Hangzhou, Inc.	2,643,902	11,587,018
Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	1,126,250	1,464,748
Machinery - 2.3%
Han's Laser Technology Industry Group Co. Ltd.	821,758	6,037,828
Sany Heavy Industry Co. Ltd. Class A	7,886,277	10,851,282
Shenzhen Inovance Technology Co. Ltd. Class A	2,692,250	13,931,949
Zhengzhou Yutong Bus Co. Ltd.	1,399,918	4,522,644
		35,343,703
Transportation Infrastructure - 1.0%
Shanghai International Airport Co. Ltd. (A Shares)	1,843,822	14,481,643

TOTAL INDUSTRIALS		62,877,112

INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 0.8%
Nanfang Communication Holdings Ltd.	20,308,000	11,623,062
Electronic Equipment & Components - 4.7%
AVIC Jonhon OptronicTechnology Co. Ltd.	2,918,766	17,911,154
Chroma ATE, Inc.	3,145,000	15,785,803
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,655,950	22,143,658
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,778,400	10,490,559
Lens Technology Co. Ltd. Class A	1,006,855	3,353,692
		69,684,866
Internet Software & Services - 23.8%
58.com, Inc. ADR (a)	219,500	19,182,105
Alibaba Group Holding Ltd. sponsored ADR (a)	715,300	127,709,662
Momo, Inc. ADR (a)	300,000	10,470,000
NetEase, Inc. ADR	113,600	29,203,152
Tencent Holdings Ltd.	3,405,300	167,414,520
Weibo Corp. sponsored ADR (a)(b)	9,970	1,141,764
		355,121,203
Semiconductors & Semiconductor Equipment - 12.0%
ASE Industrial Holding Co. Ltd.	1,697,500	4,571,389
ASM Pacific Technology Ltd.	800,300	10,966,780
GlobalWafers Co. Ltd.	1,109,500	17,867,353
Himax Technologies, Inc. sponsored ADR	800,000	5,456,000
Nanya Technology Corp.	7,689,000	23,892,552
Silergy Corp.	457,000	9,539,881
Sino-American Silicon Products, Inc.	3,751,000	16,070,471
Taiwan Semiconductor Manufacturing Co. Ltd.	10,627,000	80,806,111
United Microelectronics Corp.	18,963,000	10,208,106
		179,378,643
Technology Hardware, Storage & Peripherals - 0.7%
ADLINK Technology, Inc.	3,682,844	7,538,787
Advantech Co. Ltd.	380,587	2,608,101
		10,146,888

TOTAL INFORMATION TECHNOLOGY		625,954,662

MATERIALS - 4.8%
Construction Materials - 2.2%
BBMG Corp. (H Shares)	33,657,000	15,351,237
West China Cement Ltd.	85,964,000	17,435,723
		32,786,960
Metals & Mining - 2.6%
Aluminum Corp. of China Ltd. (H Shares) (a)	9,772,000	5,519,103
China Molybdenum Co. Ltd. (H Shares)	9,999,000	7,513,927
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	5,991,031
Zhaojin Mining Industry Co. Ltd. (H Shares) (b)	8,844,000	6,923,079
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	13,304,054
		39,251,194

TOTAL MATERIALS		72,038,154

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Beijing Capital Land Ltd. (H Shares)	27,000,000	14,379,194
UTILITIES - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
Canvest Environmental Protection Group Co. Ltd.	16,700,000	9,265,210
Huaneng Renewables Corp. Ltd. (H Shares)	26,040,000	11,564,436
		20,829,646
TOTAL COMMON STOCKS
(Cost $1,006,665,688)		1,430,510,598

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Direct Marketing Retail - 0.7%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)(e)
(Cost $6,268,244)	1,983,088	11,083,598

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.74% (f)	50,745,496	50,755,645
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	2,919,083	2,919,375
TOTAL MONEY MARKET FUNDS
(Cost $53,675,021)		53,675,020
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,066,608,953)		1,495,269,216
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,818,742)
NET ASSETS - 100%		$1,490,450,474

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,735,642 or 0.6% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,083,598 or 0.7% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$532,192
Fidelity Securities Lending Cash Central Fund	146,593
Total	$678,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$244,445,388	$88,312,895	$145,048,895	$11,083,598
Consumer Staples	73,919,614	--	73,919,614	--
Energy	59,151,004	--	59,151,004	--
Financials	193,705,220	--	193,705,220	--
Health Care	74,294,202	--	74,294,202	--
Industrials	62,877,112	--	62,877,112	--
Information Technology	625,954,662	193,162,683	432,791,979	--
Materials	72,038,154	--	72,038,154	--
Real Estate	14,379,194	--	14,379,194	--
Utilities	20,829,646	--	20,829,646	--
Money Market Funds	53,675,020	53,675,020	--	--
Total Investments in Securities:	$1,495,269,216	$335,150,598	$1,149,035,020	$11,083,598

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$685,550,361
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,576,843) — See accompanying schedule: Unaffiliated issuers (cost $1,012,933,932)	$1,441,594,196
Fidelity Central Funds (cost $53,675,021)	53,675,020
Total Investment in Securities (cost $1,066,608,953)		$1,495,269,216
Receivable for fund shares sold		844,206
Dividends receivable		807,504
Distributions receivable from Fidelity Central Funds		112,286
Prepaid expenses		617
Other receivables		161,706
Total assets		1,497,195,535
Liabilities
Payable for fund shares redeemed	$2,303,254
Accrued management fee	877,846
Distribution and service plan fees payable	24,993
Other affiliated payables	288,011
Other payables and accrued expenses	331,637
Collateral on securities loaned	2,919,320
Total liabilities		6,745,061
Net Assets		$1,490,450,474
Net Assets consist of:
Paid in capital		$1,214,114,301
Accumulated net investment loss		(5,437,479)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(146,884,586)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		428,658,238
Net Assets		$1,490,450,474
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,393,839 ÷ 909,583 shares)		$35.61
Maximum offering price per share (100/94.25 of $35.61)		$37.78
Class M:
Net Asset Value and redemption price per share ($12,003,073 ÷ 338,578 shares)		$35.45
Maximum offering price per share (100/96.50 of $35.45)		$36.74
Class C:
Net Asset Value and offering price per share ($15,043,929 ÷ 433,317 shares)(a)		$34.72
China Region:
Net Asset Value, offering price and redemption price per share ($1,399,025,072 ÷ 38,823,939 shares)		$36.04
Class I:
Net Asset Value, offering price and redemption price per share ($31,984,561 ÷ 893,961 shares)		$35.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,349,084
Income from Fidelity Central Funds (including $146,593 from security lending)		678,785
Income before foreign taxes withheld		2,027,869
Less foreign taxes withheld		(89,757)
Total income		1,938,112
Expenses
Management fee	$5,312,048
Transfer agent fees	1,346,929
Distribution and service plan fees	151,212
Accounting and security lending fees	345,879
Custodian fees and expenses	191,735
Independent trustees' fees and expenses	2,965
Registration fees	108,289
Audit	44,555
Legal	2,497
Interest	2,235
Miscellaneous	4,384
Total expenses before reductions	7,512,728
Expense reductions	(233,775)	7,278,953
Net investment income (loss)		(5,340,841)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,058,897)
Fidelity Central Funds	351
Foreign currency transactions	8,100
Total net realized gain (loss)		(6,050,446)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	69,149,781
Fidelity Central Funds	(366)
Assets and liabilities in foreign currencies	774
Total change in net unrealized appreciation (depreciation)		69,150,189
Net gain (loss)		63,099,743
Net increase (decrease) in net assets resulting from operations		$57,758,902

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,340,841)	$6,291,196
Net realized gain (loss)	(6,050,446)	78,315,721
Change in net unrealized appreciation (depreciation)	69,150,189	266,749,225
Net increase (decrease) in net assets resulting from operations	57,758,902	351,356,142
Distributions to shareholders from net investment income	(5,632,791)	(10,635,865)
Distributions to shareholders from net realized gain	–	(1,988,966)
Total distributions	(5,632,791)	(12,624,831)
Share transactions - net increase (decrease)	57,326,531	(22,198,615)
Redemption fees	88,492	258,175
Total increase (decrease) in net assets	109,541,134	316,790,871
Net Assets
Beginning of period	1,380,909,340	1,064,118,469
End of period	$1,490,450,474	$1,380,909,340
Other Information
Undistributed net investment income end of period	$–	$5,536,153
Accumulated net investment loss end of period	$(5,437,479)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.22	$25.46	$29.34	$34.18	$35.56	$28.53
Income from Investment Operations
Net investment income (loss)A	(.18)	.08	.18	.40B	.21	.30
Net realized and unrealized gain (loss)	1.65	8.90	(.20)	(.83)	2.01C	7.06
Total from investment operations	1.47	8.98	(.02)	(.43)	2.22	7.36
Distributions from net investment income	(.08)	(.18)	(.27)	(.22)	(.30)	(.34)
Distributions from net realized gain	–	(.05)	(3.59)	(4.24)	(3.31)	–
Total distributions	(.08)	(.23)	(3.86)	(4.46)	(3.61)	(.34)
Redemption fees added to paid in capitalA	–D	.01	–D	.05	.01	.01
Net asset value, end of period	$35.61	$34.22	$25.46	$29.34	$34.18	$35.56
Total ReturnE,F,G	4.29%	35.67%	(.13)%	(1.45)%	6.45%C	26.07%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.26%J	1.30%	1.33%	1.28%	1.35%	1.35%
Expenses net of fee waivers, if any	1.26%J	1.30%	1.33%	1.28%	1.35%	1.35%
Expenses net of all reductions	1.23%J	1.29%	1.32%	1.26%	1.35%	1.31%
Net investment income (loss)	(.98)%J	.28%	.75%	1.26%B	.64%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$32,394	$35,539	$22,937	$32,761	$21,728	$20,623
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.05	$25.34	$29.18	$34.02	$35.40	$28.40
Income from Investment Operations
Net investment income (loss)A	(.24)	(.02)	.10	.30B	.12	.21
Net realized and unrealized gain (loss)	1.64	8.88	(.22)	(.83)	1.99C	7.04
Total from investment operations	1.40	8.86	(.12)	(.53)	2.11	7.25
Distributions from net investment income	–	(.11)	(.13)	(.12)	(.19)	(.26)
Distributions from net realized gain	–	(.05)	(3.59)	(4.24)	(3.31)	–
Total distributions	–	(.16)	(3.72)	(4.36)	(3.50)	(.26)
Redemption fees added to paid in capitalA	–D	.01	–D	.05	.01	.01
Net asset value, end of period	$35.45	$34.05	$25.34	$29.18	$34.02	$35.40
Total ReturnE,F,G	4.11%	35.25%	(.50)%	(1.79)%	6.15%C	25.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.61%J	1.65%	1.67%	1.62%	1.65%	1.64%
Expenses net of fee waivers, if any	1.61%J	1.65%	1.67%	1.62%	1.65%	1.64%
Expenses net of all reductions	1.58%J	1.64%	1.67%	1.60%	1.65%	1.60%
Net investment income (loss)	(1.33)%J	(.07)%	.40%	.92%B	.35%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$12,003	$9,763	$5,644	$6,409	$6,305	$5,965
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$33.41	$24.82	$28.68	$33.56	$34.99	$28.07
Income from Investment Operations
Net investment income (loss)A	(.31)	(.13)	–B	.15C	(.02)	.06
Net realized and unrealized gain (loss)	1.62	8.73	(.21)	(.80)	1.97D	6.97
Total from investment operations	1.31	8.60	(.21)	(.65)	1.95	7.03
Distributions from net investment income	–	–	(.06)	(.04)	(.08)	(.12)
Distributions from net realized gain	–	(.02)	(3.59)	(4.24)	(3.31)	–
Total distributions	–	(.02)	(3.65)	(4.28)	(3.39)	(.12)
Redemption fees added to paid in capitalA	–B	.01	–B	.05	.01	.01
Net asset value, end of period	$34.72	$33.41	$24.82	$28.68	$33.56	$34.99
Total ReturnE,F,G	3.92%	34.71%	(.88)%	(2.21)%	5.71%D	25.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.01%J	2.05%	2.07%	2.05%	2.07%	2.10%
Expenses net of fee waivers, if any	2.01%J	2.05%	2.07%	2.05%	2.07%	2.10%
Expenses net of all reductions	1.98%J	2.03%	2.06%	2.02%	2.07%	2.07%
Net investment income (loss)	(1.72)%J	(.46)%	.01%	.49%C	(.07)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$15,044	$12,952	$11,218	$14,355	$10,445	$6,957
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.64	$25.78	$29.66	$34.51	$35.83	$28.73
Income from Investment Operations
Net investment income (loss)A	(.12)	.17	.26	.51B	.33	.41
Net realized and unrealized gain (loss)	1.66	9.00	(.21)	(.84)	2.03C	7.11
Total from investment operations	1.54	9.17	.05	(.33)	2.36	7.52
Distributions from net investment income	(.14)	(.27)	(.35)	(.33)	(.38)	(.43)
Distributions from net realized gain	–	(.05)	(3.59)	(4.24)	(3.31)	–
Total distributions	(.14)	(.32)	(3.93)D	(4.57)	(3.69)	(.43)
Redemption fees added to paid in capitalA	–E	.01	–E	.05	.01	.01
Net asset value, end of period	$36.04	$34.64	$25.78	$29.66	$34.51	$35.83
Total ReturnF,G	4.47%	36.10%	.15%	(1.14)%	6.83%C	26.51%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	1.00%	1.02%	.99%	1.01%	1.02%
Expenses net of fee waivers, if any	.95%J	1.00%	1.02%	.98%	1.01%	1.02%
Expenses net of all reductions	.92%J	.99%	1.01%	.96%	1.01%	.98%
Net investment income (loss)	(.67)%J	.58%	1.06%	1.55%B	.99%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,399,025	$1,294,775	$1,004,985	$1,262,274	$1,352,761	$1,425,828
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

 D Total distributions of $3.93 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $3.588 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.41	$25.62	$29.51	$34.39	$35.75	$28.68
Income from Investment Operations
Net investment income (loss)A	(.13)	.16	.26	.51B	.34	.42
Net realized and unrealized gain (loss)	1.66	8.95	(.20)	(.84)	2.02C	7.10
Total from investment operations	1.53	9.11	.06	(.33)	2.36	7.52
Distributions from net investment income	(.16)	(.28)	(.36)	(.36)	(.43)	(.46)
Distributions from net realized gain	–	(.05)	(3.59)	(4.24)	(3.31)	–
Total distributions	(.16)	(.33)	(3.95)	(4.60)	(3.73)D	(.46)
Redemption fees added to paid in capitalA	–E	.01	–E	.05	.01	.01
Net asset value, end of period	$35.78	$34.41	$25.62	$29.51	$34.39	$35.75
Total ReturnF,G	4.46%	36.11%	.16%	(1.14)%	6.87%C	26.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	1.01%	1.00%	.97%	.98%	.97%
Expenses net of fee waivers, if any	.97%J	1.01%	1.00%	.97%	.98%	.97%
Expenses net of all reductions	.94%J	.99%	.99%	.95%	.98%	.93%
Net investment income (loss)	(.69)%J	.57%	1.07%	1.57%B	1.01%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$31,985	$27,880	$19,334	$26,961	$19,404	$10,206
Portfolio turnover rateK	22%J	68%	70%	151%	87%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

 D Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3– unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$473,892,337
Gross unrealized depreciation	(46,862,222)
Net unrealized appreciation (depreciation)	$427,030,115
Tax cost	$1,068,239,101

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(139,203,991)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $162,275,902 and $158,713,436, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$47,032	$1,362
Class M	.25%	.25%	28,924	410
Class C	.75%	.25%	75,256	16,234
			$151,212	$18,006

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23,915
Class M	3,369
Class C(a)	3,475
$30,759

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$42,963.23
Class M	19,120.33
Class C	16,807.22
China Region	1,234,051.17
Class I	33,988.19
	$1,346,929

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $494 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,475,727	1.34%	$2,235

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,142 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $226,592 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,183.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$79,935	$157,254
Class M	–	24,256
China Region	5,380,060	10,242,046
Class I	172,796	212,309
Total	$5,632,791	$10,635,865
From net realized gain
Class A	$–	$43,202
Class M	–	10,926
Class C	–	7,384
China Region	–	1,889,677
Class I	–	37,777
Total	$–	$1,988,966

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	186,195	484,746	$6,775,443	$14,218,284
Reinvestment of distributions	2,311	7,951	78,689	195,750
Shares redeemed	(317,334)	(355,316)	(11,749,829)	(9,896,035)
Net increase (decrease)	(128,828)	137,381	$(4,895,697)	$4,517,999
Class M
Shares sold	85,711	114,104	$3,124,555	$3,376,139
Reinvestment of distributions	–	1,419	–	34,859
Shares redeemed	(33,846)	(51,513)	(1,217,409)	(1,446,359)
Net increase (decrease)	51,865	64,010	$1,907,146	$1,964,639
Class C
Shares sold	107,993	123,999	$3,868,599	$3,531,382
Reinvestment of distributions	–	254	–	6,148
Shares redeemed	(62,308)	(188,578)	(2,211,653)	(4,895,729)
Net increase (decrease)	45,685	(64,325)	$1,656,946	$(1,358,199)
China Region
Shares sold	7,252,530	7,507,787	$269,152,089	$224,773,166
Reinvestment of distributions	150,399	469,834	5,175,224	11,675,364
Shares redeemed	(5,953,767)	(9,588,795)	(218,355,689)	(265,714,287)
Net increase (decrease)	1,449,162	(1,611,174)	$55,971,624	$(29,265,757)
Class I
Shares sold	533,504	659,273	$19,432,373	$19,707,002
Reinvestment of distributions	4,532	8,728	154,844	215,492
Shares redeemed	(454,184)	(612,455)	(16,900,705)	(17,979,791)
Net increase (decrease)	83,852	55,546	$2,686,512	$1,942,703

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.26%
Actual		$1,000.00	$1,042.90	$6.38
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.61%
Actual		$1,000.00	$1,041.10	$8.15
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class C	2.01%
Actual		$1,000.00	$1,039.20	$10.16
Hypothetical-C		$1,000.00	$1,014.83	$10.04
China Region	.95%
Actual		$1,000.00	$1,044.70	$4.82
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class I	.97%
Actual		$1,000.00	$1,044.60	$4.92
Hypothetical-C		$1,000.00	$1,019.98	$4.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AHKC-SANN-0618
1.861464.109

Fidelity® Emerging Markets Fund Class K Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	14.7%
India	11.9%
United States of America*	9.9%
Brazil	9.2%
China	8.0%
Korea (South)	7.4%
South Africa	5.8%
Taiwan	4.1%
Mexico	3.5%
Other	25.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	5.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.1
Naspers Ltd. Class N (South Africa, Media)	2.5
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.5
Itau Unibanco Holding SA (Brazil, Banks)	1.4
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.3
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
Sberbank of Russia (Russia, Banks)	1.3
29.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	28.3
Financials	22.1
Consumer Discretionary	15.6
Industrials	8.7
Consumer Staples	7.2
Materials	6.9
Health Care	3.3
Energy	1.8
Utilities	1.7
Telecommunication Services	1.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	273,149	$26,473,601
Telecom Argentina SA Class B sponsored ADR	880,186	26,440,787

TOTAL ARGENTINA		52,914,388

Australia - 0.5%
Amcor Ltd.	2,416,916	24,906,258
Belgium - 0.5%
Umicore SA	513,389	28,679,745
Bermuda - 0.9%
Credicorp Ltd. (United States)	198,832	46,226,452
Brazil - 5.9%
BM&F BOVESPA SA	5,837,300	42,156,797
BTG Pactual Participations Ltd. unit	4,100,900	26,198,373
CVC Brasil Operadora e Agencia de Viagens SA	1,797,800	29,759,769
Equatorial Energia SA	1,505,300	30,572,646
Hapvida Participacoes e Investimentos SA	3,373,000	26,622,360
IRB Brasil Resseguros SA	2,193,400	29,615,158
Itausa-Investimentos Itau SA	285,238	1,099,199
Localiza Rent A Car SA	3,689,600	29,373,985
Lojas Renner SA	3,410,200	31,744,297
Notre Dame Intermedica Participacoes SA	4,881,200	28,424,435
Suzano Papel e Celulose SA	3,083,200	36,137,301

TOTAL BRAZIL		311,704,320

Cayman Islands - 14.7%
58.com, Inc. ADR (a)	461,000	40,286,790
Alibaba Group Holding Ltd. sponsored ADR (a)	1,304,400	232,887,576
JD.com, Inc. sponsored ADR (a)	1,396,400	50,982,564
Melco Crown Entertainment Ltd. sponsored ADR	979,800	30,579,558
New Oriental Education & Technology Group, Inc. sponsored ADR	430,483	38,674,593
Sands China Ltd.	5,055,400	29,217,085
Shenzhou International Group Holdings Ltd.	3,570,000	38,970,962
Tencent Holdings Ltd.	6,289,700	309,220,060

TOTAL CAYMAN ISLANDS		770,819,188

Chile - 0.6%
Banco Santander Chile sponsored ADR	964,100	31,844,223
China - 8.0%
China International Travel Service Corp. Ltd. (A Shares)	3,262,600	26,672,480
China Merchants Bank Co. Ltd. (H Shares)	10,146,500	44,242,800
Dong E-E-Jiao Co. Ltd. Class A	2,782,450	25,894,729
Gree Electric Appliances, Inc. of Zhuhai Class A	3,656,735	25,360,963
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,354,060	26,372,028
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	6,523,697	27,010,873
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,613,267	28,426,333
Kweichow Moutai Co. Ltd. (A Shares)	248,879	25,915,527
Midea Group Co. Ltd. Class A	3,365,248	27,361,322
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,769,500	75,918,891
Shanghai International Airport Co. Ltd. (A Shares)	3,798,984	29,837,767
Shenzhen Inovance Technology Co. Ltd. Class A	5,954,144	30,811,713
Yunnan Baiyao Group Co. Ltd.	1,880,727	28,085,981

TOTAL CHINA		421,911,407

France - 2.3%
Kering SA (b)	50,575	29,291,268
LVMH Moet Hennessy - Louis Vuitton SA (b)	90,008	31,323,877
Pernod Ricard SA	171,100	28,420,631
Rubis	388,400	30,252,554

TOTAL FRANCE		119,288,330

Germany - 1.2%
adidas AG	117,389	28,904,651
Wirecard AG	239,500	32,710,805

TOTAL GERMANY		61,615,456

Hong Kong - 2.4%
AIA Group Ltd.	3,567,400	31,882,568
CSPC Pharmaceutical Group Ltd.	15,334,000	39,056,598
Galaxy Entertainment Group Ltd.	3,331,000	29,155,018
Techtronic Industries Co. Ltd.	4,747,000	27,808,836

TOTAL HONG KONG		127,903,020

Hungary - 0.7%
OTP Bank PLC	846,400	36,978,767
India - 11.9%
Adani Ports & Special Economic Zone Ltd.	5,729,054	35,045,121
Asian Paints Ltd.	1,853,120	33,439,243
Eicher Motors Ltd.	71,663	33,482,846
Godrej Consumer Products Ltd.	1,893,366	31,727,509
HDFC Bank Ltd.	930,274	28,038,284
Hero Motocorp Ltd.	570,924	31,981,642
Housing Development Finance Corp. Ltd.	2,474,721	70,017,339
Indraprastha Gas Ltd.	6,178,722	26,648,077
IndusInd Bank Ltd.	1,093,836	31,115,159
Kotak Mahindra Bank Ltd. (a)	1,720,295	31,281,663
Larsen & Toubro Ltd.	1,881,470	39,551,653
LIC Housing Finance Ltd.	3,592,264	29,410,801
Maruti Suzuki India Ltd.	314,636	41,595,791
Motherson Sumi Systems Ltd.	5,938,661	31,464,754
PC Jeweller Ltd.	660,493	1,429,961
Pidilite Industries Ltd. (a)	1,766,324	28,804,441
Reliance Industries Ltd.	4,809,684	69,444,139
Ultratech Cemco Ltd.	501,696	30,931,098

TOTAL INDIA		625,409,521

Indonesia - 1.5%
PT Bank Central Asia Tbk	25,863,500	40,897,509
PT Bank Rakyat Indonesia Tbk	171,269,700	39,489,394

TOTAL INDONESIA		80,386,903

Ireland - 0.5%
Accenture PLC Class A	184,800	27,941,760
Israel - 0.5%
Frutarom Industries Ltd.	291,600	27,993,665
Japan - 1.7%
Daikin Industries Ltd.	245,600	28,767,911
Keyence Corp.	49,700	30,446,478
Misumi Group, Inc.	1,000,400	27,727,881

TOTAL JAPAN		86,942,270

Kenya - 0.5%
Safaricom Ltd.	99,109,600	27,914,718
Korea (South) - 7.4%
LG Chemical Ltd.	128,896	43,329,421
LG Household & Health Care Ltd.	35,793	45,788,837
Samsung Electronics Co. Ltd.	120,873	299,523,294

TOTAL KOREA (SOUTH)		388,641,552

Mexico - 3.5%
Embotelladoras Arca S.A.B. de CV	4,310,100	29,789,436
Fomento Economico Mexicano S.A.B. de CV unit	4,628,367	44,739,277
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,103,857	32,286,532
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,770,520	31,840,306
Grupo Mexico SA de CV Series B	8,589,942	28,554,982
Wal-Mart de Mexico SA de CV Series V	6,001,233	16,676,465

TOTAL MEXICO		183,886,998

Netherlands - 1.0%
ASML Holding NV (Netherlands)	142,300	27,065,033
Yandex NV Series A (a)	827,000	27,588,720

TOTAL NETHERLANDS		54,653,753

Philippines - 2.5%
Ayala Corp.	1,721,825	32,076,650
Ayala Land, Inc.	41,781,200	32,881,507
SM Investments Corp.	1,869,343	33,855,065
SM Prime Holdings, Inc.	50,192,700	33,127,940

TOTAL PHILIPPINES		131,941,162

Russia - 1.3%
Sberbank of Russia	18,487,500	65,898,603
South Africa - 5.8%
Capitec Bank Holdings Ltd.	445,900	31,745,412
Discovery Ltd.	2,212,185	30,715,897
FirstRand Ltd.	8,423,100	45,110,138
Mondi Ltd.	1,086,166	31,688,736
Naspers Ltd. Class N	540,512	131,679,297
Sanlam Ltd.	5,512,300	34,821,310

TOTAL SOUTH AFRICA		305,760,790

Spain - 0.5%
Amadeus IT Holding SA Class A	385,800	28,279,649
Switzerland - 0.5%
Sika AG	3,580	26,118,466
Taiwan - 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	28,097,000	213,645,367
Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	17,293,700	38,899,980
C.P. ALL PCL (For. Reg.)	15,514,700	42,673,185

TOTAL THAILAND		81,573,165

Turkey - 1.6%
Tofas Turk Otomobil Fabrikasi A/S	3,869,873	23,836,002
Tupras Turkiye Petrol Rafinerileri A/S	1,141,058	29,073,510
Turkcell Iletisim Hizmet A/S	8,822,000	30,318,092

TOTAL TURKEY		83,227,604

United Arab Emirates - 0.6%
DP World Ltd.	1,381,380	30,735,705
United Kingdom - 1.1%
NMC Health PLC	583,700	28,671,727
Prudential PLC	1,081,322	27,805,178

TOTAL UNITED KINGDOM		56,476,905

United States of America - 8.3%
A.O. Smith Corp.	445,800	27,349,830
Alphabet, Inc. Class A (a)	25,860	26,340,479
Amphenol Corp. Class A	319,500	26,745,345
Facebook, Inc. Class A (a)	165,700	28,500,400
Hilton Worldwide Holdings, Inc.	327,000	25,780,680
MasterCard, Inc. Class A	165,400	29,485,858
Mettler-Toledo International, Inc. (a)	49,200	27,548,556
Moody's Corp.	177,100	28,725,620
MSCI, Inc.	195,500	29,291,765
NVIDIA Corp.	123,100	27,685,190
PayPal Holdings, Inc. (a)	355,100	26,494,011
S&P Global, Inc.	151,200	28,516,320
Sherwin-Williams Co.	71,200	26,177,392
Visa, Inc. Class A	235,300	29,854,864
Yum China Holdings, Inc.	1,046,900	44,765,444

TOTAL UNITED STATES OF AMERICA		433,261,754

TOTAL COMMON STOCKS
(Cost $3,525,452,422)		4,995,481,864

Nonconvertible Preferred Stocks - 3.3%
Brazil - 3.3%
Ambev SA sponsored ADR	8,458,500	55,995,270
Itau Unibanco Holding SA	5,063,610	73,731,088
Itausa-Investimentos Itau SA (PN)	10,870,300	42,231,327
TOTAL BRAZIL
(Cost $135,919,181)		171,957,685

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.74% (c)	46,060,709	46,069,921
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	42,840,381	42,844,665
TOTAL MONEY MARKET FUNDS
(Cost $88,914,586)		88,914,586
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,750,286,189)		5,256,354,135
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,795,333)
NET ASSETS - 100%		$5,253,558,802

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$418,851
Fidelity Securities Lending Cash Central Fund	53,863
Total	$472,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$808,340,814	$334,318,826	$474,021,988	$--
Consumer Staples	377,163,343	221,409,916	155,753,427	--
Energy	98,517,649	29,073,510	69,444,139	--
Financials	1,160,178,646	469,711,050	690,467,596	--
Health Care	177,682,026	84,644,718	93,037,308	--
Industrials	449,566,295	208,082,150	241,484,145	--
Information Technology	1,491,073,707	941,836,252	549,237,455	--
Materials	366,760,748	216,990,972	149,769,776	--
Real Estate	66,009,447	--	66,009,447	--
Telecommunication Services	84,673,597	84,673,597	--	--
Utilities	87,473,277	60,825,200	26,648,077	--
Money Market Funds	88,914,586	88,914,586	--	--
Total Investments in Securities:	$5,256,354,135	$2,740,480,777	$2,515,873,358	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,424,704,881
Level 2 to Level 1	$25,602,943

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,180,858) — See accompanying schedule: Unaffiliated issuers (cost $3,661,371,603)	$5,167,439,549
Fidelity Central Funds (cost $88,914,586)	88,914,586
Total Investment in Securities (cost $3,750,286,189)		$5,256,354,135
Foreign currency held at value (cost $6,869,019)		6,899,969
Receivable for investments sold		60,834,164
Receivable for fund shares sold		19,219,489
Dividends receivable		10,980,956
Distributions receivable from Fidelity Central Funds		103,971
Prepaid expenses		2,241
Other receivables		2,333,668
Total assets		5,356,728,593
Liabilities
Payable for investments purchased	$22,037,520
Payable for fund shares redeemed	27,477,176
Accrued management fee	3,070,834
Other affiliated payables	851,902
Other payables and accrued expenses	6,892,453
Collateral on securities loaned	42,839,906
Total liabilities		103,169,791
Net Assets		$5,253,558,802
Net Assets consist of:
Paid in capital		$3,826,177,291
Undistributed net investment income		17,414,743
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(89,382,611)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,499,349,379
Net Assets		$5,253,558,802
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($4,228,426,128 ÷ 130,811,285 shares)		$32.32
Class K:
Net Asset Value, offering price and redemption price per share ($1,025,132,674 ÷ 31,690,897 shares)		$32.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$46,619,137
Income from Fidelity Central Funds		472,714
Income before foreign taxes withheld		47,091,851
Less foreign taxes withheld		(4,349,721)
Total income		42,742,130
Expenses
Management fee	$18,652,285
Transfer agent fees	4,251,160
Accounting and security lending fees	791,683
Custodian fees and expenses	1,132,249
Independent trustees' fees and expenses	10,494
Registration fees	148,282
Audit	46,341
Legal	9,937
Interest	59,023
Miscellaneous	15,641
Total expenses before reductions	25,117,095
Expense reductions	(1,003,489)	24,113,606
Net investment income (loss)		18,628,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,434,366
Fidelity Central Funds	4,759
Foreign currency transactions	(630,143)
Total net realized gain (loss)		166,808,982
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,231,057)	(16,070,821)
Assets and liabilities in foreign currencies	(67,343)
Total change in net unrealized appreciation (depreciation)		(16,138,164)
Net gain (loss)		150,670,818
Net increase (decrease) in net assets resulting from operations		$169,299,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,628,524	$34,645,276
Net realized gain (loss)	166,808,982	212,503,902
Change in net unrealized appreciation (depreciation)	(16,138,164)	865,316,825
Net increase (decrease) in net assets resulting from operations	169,299,342	1,112,466,003
Distributions to shareholders from net investment income	(27,149,838)	(23,974,554)
Distributions to shareholders from net realized gain	(4,339,116)	–
Total distributions	(31,488,954)	(23,974,554)
Share transactions - net increase (decrease)	257,466,347	96,080,893
Redemption fees	97,832	379,582
Total increase (decrease) in net assets	395,374,567	1,184,951,924
Net Assets
Beginning of period	4,858,184,235	3,673,232,311
End of period	$5,253,558,802	$4,858,184,235
Other Information
Undistributed net investment income end of period	$17,414,743	$25,936,057

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$31.37	$24.25	$22.55	$25.44	$24.43	$22.15
Income from Investment Operations
Net investment income (loss)A	.11	.22	.14	.19	.17	.20
Net realized and unrealized gain (loss)	1.03	7.05	1.66	(2.91)	.86	2.38
Total from investment operations	1.14	7.27	1.80	(2.72)	1.03	2.58
Distributions from net investment income	(.16)	(.15)	(.11)	(.14)	(.02)	(.30)
Distributions from net realized gain	(.03)	–	–	(.03)	–	–
Total distributions	(.19)	(.15)	(.11)	(.17)	(.02)	(.30)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$32.32	$31.37	$24.25	$22.55	$25.44	$24.43
Total ReturnC,D	3.64%	30.21%	8.07%	(10.76)%	4.22%	11.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.97%	1.01%	1.05%	1.07%	1.08%
Expenses net of fee waivers, if any	.96%G	.97%	1.01%	1.05%	1.07%	1.08%
Expenses net of all reductions	.92%G	.96%	1.00%	1.03%	1.07%	1.03%
Net investment income (loss)	.66%G	.83%	.61%	.78%	.71%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,228,426	$3,933,401	$3,014,957	$2,738,934	$2,370,927	$2,241,338
Portfolio turnover rateH	87%G	81%	79%	107%	94%	119%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$31.41	$24.28	$22.58	$25.48	$24.42	$22.15
Income from Investment Operations
Net investment income (loss)A	.13	.26	.18	.24	.23	.25
Net realized and unrealized gain (loss)	1.04	7.06	1.66	(2.92)	.86	2.38
Total from investment operations	1.17	7.32	1.84	(2.68)	1.09	2.63
Distributions from net investment income	(.20)	(.19)	(.15)	(.20)	(.03)	(.36)
Distributions from net realized gain	(.03)	–	–	(.03)	–	–
Total distributions	(.23)	(.19)	(.15)	(.22)B	(.03)	(.36)
Redemption fees added to paid in capitalA	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$32.35	$31.41	$24.28	$22.58	$25.48	$24.42
Total ReturnD,E	3.73%	30.44%	8.27%	(10.60)%	4.47%	12.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.83%	.84%	.85%	.86%	.87%
Expenses net of fee waivers, if any	.82%H	.82%	.84%	.85%	.85%	.87%
Expenses net of all reductions	.78%H	.81%	.83%	.83%	.85%	.82%
Net investment income (loss)	.80%H	.98%	.78%	.98%	.92%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,025,133	$924,783	$658,276	$554,041	$623,430	$547,369
Portfolio turnover rateI	87%H	81%	79%	107%	94%	119%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, certain foreign taxes, expiring capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,577,825,986
Gross unrealized depreciation	(79,901,603)
Net unrealized appreciation (depreciation)	$1,497,924,383
Tax cost	$3,758,429,752

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(248,807,540)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,550,079,602 and $2,290,013,977, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Emerging Markets	$4,021,942.18
Class K	229,218.05
	$4,251,160

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,337 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$34,813,286	1.71%	$46,212

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,527 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $53,863. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $48,041,600. The weighted average interest rate was 1.92%. The interest expense amounted to $12,811 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $971,667 for the period.In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,103.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25,719.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Emerging Markets	$21,280,826	$18,744,412
Class K	5,869,012	5,230,142
Total	$27,149,838	$23,974,554
From net realized gain
Emerging Markets	$3,546,800	$–
Class K	792,316	–
Total	$4,339,116	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Emerging Markets
Shares sold	28,213,866	35,833,343	$934,285,779	$958,972,147
Reinvestment of distributions	746,970	790,787	23,634,137	17,864,538
Shares redeemed	(23,535,687)	(35,588,763)	(775,425,515)	(943,601,756)
Net increase (decrease)	5,425,149	1,035,367	$182,494,401	$33,234,929
Class K
Shares sold	6,223,868	9,726,562	$206,560,220	$257,288,456
Reinvestment of distributions	210,535	231,437	6,661,328	5,230,142
Shares redeemed	(4,187,076)	(7,627,038)	(138,249,602)	(199,672,634)
Net increase (decrease)	2,247,327	2,330,961	$74,971,946	$62,845,964

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Emerging Markets	.96%
Actual		$1,000.00	$1,036.40	$4.85
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class K	.82%
Actual		$1,000.00	$1,037.30	$4.14
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

EMF-K-SANN-0618
1.863019.109

Fidelity Advisor® Europe Fund - Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Europe Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United Kingdom	20.8%
Sweden	18.4%
Germany	13.3%
Italy	7.8%
Spain	7.2%
Ireland	6.3%
France	5.3%
Bermuda	3.7%
Netherlands	3.5%
Other*	13.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
SAP SE (Germany, Software)	3.6
Securitas AB (B Shares) (Sweden, Commercial Services & Supplies)	3.5
Prudential PLC (United Kingdom, Insurance)	3.4
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.2
Intertrust NV (Netherlands, Professional Services)	3.1
Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	2.8
NCC Group Ltd. (United Kingdom, IT Services)	2.8
Vostok New Ventures Ltd. (depositary receipt) (Bermuda, Capital Markets)	2.7
Micro Focus International PLC (United Kingdom, Software)	2.5
A.P. Moller - Maersk A/S Series B (Denmark, Marine)	2.5
30.1

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	24.9
Industrials	22.2
Health Care	13.9
Consumer Discretionary	13.9
Information Technology	13.2
Consumer Staples	4.6
Materials	4.0
Real Estate	2.9

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Bermuda - 3.7%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,590,807	$11,995,224
Vostok New Ventures Ltd. (depositary receipt) (a)(b)	3,850,361	32,274,500

TOTAL BERMUDA		44,269,724

Canada - 1.0%
Lundin Mining Corp. (Sweden)	1,883,900	12,080,075
Denmark - 2.5%
A.P. Moller - Maersk A/S Series B	18,612	30,034,049
France - 5.3%
Capgemini SA	215,900	29,722,176
The Vicat Group	158,300	11,670,506
Wendel SA	149,700	22,633,371

TOTAL FRANCE		64,026,053

Germany - 13.3%
Bertrandt AG	126,900	14,213,422
Fresenius Medical Care AG & Co. KGaA	179,000	18,163,286
Fresenius SE & Co. KGaA	82,300	6,295,076
Hannover Reuck SE	118,500	16,685,530
JOST Werke AG (d)	102,100	4,309,194
LEG Immobilien AG	252,828	29,169,804
MTU Aero Engines Holdings AG	143,000	24,694,212
SAP SE	381,437	42,379,816
WashTec AG	29,300	2,827,076

TOTAL GERMANY		158,737,416

Hungary - 1.1%
OTP Bank PLC	305,700	13,355,871
Ireland - 6.3%
DCC PLC (United Kingdom)	147,600	14,224,064
Paddy Power Betfair PLC (Ireland)	253,900	25,126,660
Ryanair Holdings PLC sponsored ADR (a)	164,767	18,119,427
United Drug PLC (United Kingdom)	1,420,241	17,890,499

TOTAL IRELAND		75,360,650

Italy - 6.7%
Banca Generali SpA	379,600	12,340,262
Buzzi Unicem SpA	490,500	12,415,191
Prada SpA	5,418,200	27,491,435
UniCredit SpA	1,317,933	28,606,266

TOTAL ITALY		80,853,154

Malta - 1.1%
Kambi Group PLC (a)	1,055,109	12,651,693
Netherlands - 3.5%
Instone Real Estate Group BV (a)(d)	186,700	4,473,556
Intertrust NV (d)	1,881,325	37,486,153

TOTAL NETHERLANDS		41,959,709

Norway - 2.2%
Schibsted ASA (A Shares)	890,150	26,031,087
Spain - 5.8%
Aedas Homes SAU (d)	52,983	1,887,477
Amadeus IT Holding SA Class A	296,800	21,755,832
Grifols SA	499,300	14,078,992
Prosegur Cash SA (d)	7,417,400	21,676,550
Prosegur Compania de Seguridad SA (Reg.)	1,369,300	10,384,399

TOTAL SPAIN		69,783,250

Sweden - 18.4%
Arjo AB	8,828,784	26,062,943
Essity AB Class B	798,700	20,339,982
Getinge AB (B Shares) (b)	4,148,384	38,685,689
Indutrade AB	939,100	22,242,449
Investor AB (B Shares)	670,971	29,354,718
Nobia AB (b)	637,800	5,032,973
Nordea Bank AB	2,322,400	23,704,968
Securitas AB (B Shares) (b)	2,562,100	41,547,647
Swedish Match Co. AB	285,000	12,823,397

TOTAL SWEDEN		219,794,766

Switzerland - 3.3%
EDAG Engineering Group AG	297,000	5,688,303
Swatch Group AG (Bearer)	69,820	33,712,281

TOTAL SWITZERLAND		39,400,584

United Kingdom - 20.8%
British American Tobacco PLC (United Kingdom)	394,200	21,620,889
Dechra Pharmaceuticals PLC	764,900	28,874,297
Diploma PLC	938,300	15,578,597
IntegraFin Holdings PLC (a)	314,300	1,237,513
International Personal Finance PLC	4,931,872	16,512,570
Micro Focus International PLC	1,761,458	30,373,053
NCC Group Ltd.	12,345,224	33,413,487
Prudential PLC	1,587,138	40,811,760
Rolls-Royce Holdings PLC	2,252,300	26,046,228
Standard Chartered PLC (United Kingdom)	2,594,366	27,394,661
The Weir Group PLC	239,200	7,033,990

TOTAL UNITED KINGDOM		248,897,045

United States of America - 2.1%
Autoliv, Inc. (depositary receipt)	187,300	25,410,676
TOTAL COMMON STOCKS
(Cost $1,011,578,750)		1,162,645,802

Nonconvertible Preferred Stocks - 2.5%
Italy - 1.1%
Buzzi Unicem SpA (Risparmio Shares)	889,200	12,778,195
Spain - 1.4%
Grifols SA Class B	850,250	17,525,661
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	159,913,300	220,153
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,766,105)		30,524,009

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.74% (e)	1,058,641	1,058,853
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	25,832,021	25,834,604
TOTAL MONEY MARKET FUNDS
(Cost $26,893,457)		26,893,457
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,062,238,312)		1,220,063,268
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(22,352,339)
NET ASSETS - 100%		$1,197,710,929

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,832,930 or 5.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,319
Fidelity Securities Lending Cash Central Fund	146,708
Total	$209,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$11,714,677	$--	$--	$--	$--	$280,547	$11,995,224
Total	$11,714,677	$--	$--	$--	$--	$280,547	$11,995,224

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$165,454,302	$137,962,867	$27,491,435	$--
Consumer Staples	54,784,268	33,163,379	21,620,889	--
Financials	298,583,764	257,772,004	40,811,760	--
Health Care	167,576,443	131,887,496	35,688,947	--
Industrials	264,651,866	264,651,866	--	--
Information Technology	157,644,364	84,891,495	72,752,869	--
Materials	48,943,967	48,943,967	--	--
Real Estate	35,530,837	35,530,837	--	--
Money Market Funds	26,893,457	26,893,457	--	--
Total Investments in Securities:	$1,220,063,268	$1,021,697,368	$198,365,900	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$37,417,161
Level 2 to Level 1	$29,106,433

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,837,249) — See accompanying schedule: Unaffiliated issuers (cost $1,028,484,888)	$1,181,174,587
Fidelity Central Funds (cost $26,893,457)	26,893,457
Other affiliated issuers (cost $6,859,967)	11,995,224
Total Investment in Securities (cost $1,062,238,312)		$1,220,063,268
Receivable for fund shares sold		745,125
Dividends receivable		4,610,815
Distributions receivable from Fidelity Central Funds		81,040
Prepaid expenses		703
Other receivables		58,353
Total assets		1,225,559,304
Liabilities
Payable for fund shares redeemed	$1,014,015
Accrued management fee	681,191
Distribution and service plan fees payable	18,444
Other affiliated payables	223,571
Other payables and accrued expenses	76,928
Collateral on securities loaned	25,834,226
Total liabilities		27,848,375
Net Assets		$1,197,710,929
Net Assets consist of:
Paid in capital		$1,005,887,335
Undistributed net investment income		4,095,799
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,921,151
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,806,644
Net Assets		$1,197,710,929
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($21,155,462 ÷ 510,519 shares)		$41.44
Maximum offering price per share (100/94.25 of $41.44)		$43.97
Class M:
Net Asset Value and redemption price per share ($9,114,403 ÷ 219,787 shares)		$41.47
Maximum offering price per share (100/96.50 of $41.47)		$42.97
Class C:
Net Asset Value and offering price per share ($12,090,613 ÷ 293,544 shares)(a)		$41.19
Europe:
Net Asset Value, offering price and redemption price per share ($1,146,298,326 ÷ 27,634,362 shares)		$41.48
Class I:
Net Asset Value, offering price and redemption price per share ($9,052,125 ÷ 218,337 shares)		$41.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$11,381,753
Income from Fidelity Central Funds		209,027
Income before foreign taxes withheld		11,590,780
Less foreign taxes withheld		(1,066,617)
Total income		10,524,163
Expenses
Management fee
Basic fee	$4,380,797
Performance adjustment	410,378
Transfer agent fees	1,074,724
Distribution and service plan fees	109,527
Accounting and security lending fees	290,548
Custodian fees and expenses	63,515
Independent trustees' fees and expenses	2,453
Registration fees	73,253
Audit	42,080
Legal	2,497
Miscellaneous	4,361
Total expenses before reductions	6,454,133
Expense reductions	(15,055)	6,439,078
Net investment income (loss)		4,085,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,129,861
Fidelity Central Funds	(1,165)
Foreign currency transactions	(99,568)
Total net realized gain (loss)		53,029,128
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(56,166,698)
Fidelity Central Funds	1,261
Other affiliated issuers	280,547
Assets and liabilities in foreign currencies	46,027
Total change in net unrealized appreciation (depreciation)		(55,838,863)
Net gain (loss)		(2,809,735)
Net increase (decrease) in net assets resulting from operations		$1,275,350

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,085,085	$12,136,756
Net realized gain (loss)	53,029,128	23,964,986
Change in net unrealized appreciation (depreciation)	(55,838,863)	241,642,484
Net increase (decrease) in net assets resulting from operations	1,275,350	277,744,226
Distributions to shareholders from net investment income	(11,915,078)	(11,727,868)
Distributions to shareholders from net realized gain	(19,345,138)	(3,911,466)
Total distributions	(31,260,216)	(15,639,334)
Share transactions - net increase (decrease)	(164,506,038)	25,014,944
Redemption fees	–	434
Total increase (decrease) in net assets	(194,490,904)	287,120,270
Net Assets
Beginning of period	1,392,201,833	1,105,081,563
End of period	$1,197,710,929	$1,392,201,833
Other Information
Undistributed net investment income end of period	$4,095,799	$11,925,792

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$42.47	$34.17	$37.06	$36.24	$39.45
Income from Investment Operations
Net investment income (loss)B	.07	.26	.22	.37	.47
Net realized and unrealized gain (loss)	(.11)	8.39	(2.67)	1.29	(3.68)
Total from investment operations	(.04)	8.65	(2.45)	1.66	(3.21)
Distributions from net investment income	(.33)	(.22)	(.29)	(.84)	–
Distributions from net realized gain	(.66)	(.13)	(.15)	–	–
Total distributions	(.99)	(.35)	(.44)	(.84)	–
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$41.44	$42.47	$34.17	$37.06	$36.24
Total ReturnD,E,F	(.08)%	25.61%	(6.69)%	4.63%	(8.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.32%	1.39%	1.33%	1.35%I
Expenses net of fee waivers, if any	1.32%I	1.32%	1.39%	1.33%	1.35%I
Expenses net of all reductions	1.32%I	1.28%	1.38%	1.31%	1.35%I
Net investment income (loss)	.34%I	.70%	.62%	.98%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$21,155	$20,925	$17,267	$23,381	$23,633
Portfolio turnover rateJ	34%I	73%	62%	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$42.47	$34.13	$36.94	$36.18	$39.45
Income from Investment Operations
Net investment income (loss)B	–C	.15	.11	.26	.40
Net realized and unrealized gain (loss)	(.12)	8.41	(2.67)	1.29	(3.67)
Total from investment operations	(.12)	8.56	(2.56)	1.55	(3.27)
Distributions from net investment income	(.23)	(.09)	(.09)	(.79)	–
Distributions from net realized gain	(.66)	(.13)	(.15)	–	–
Total distributions	(.88)D	(.22)	(.25)E	(.79)	–
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C
Net asset value, end of period	$41.47	$42.47	$34.13	$36.94	$36.18
Total ReturnF,G,H	(.25)%	25.25%	(6.99)%	4.33%	(8.29)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.65%K	1.63%	1.70%	1.61%	1.62%K
Expenses net of fee waivers, if any	1.64%K	1.63%	1.70%	1.61%	1.61%K
Expenses net of all reductions	1.64%K	1.59%	1.68%	1.59%	1.61%K
Net investment income (loss)	.02%K	.39%D	.31%	.70%	1.68%K
Supplemental Data
Net assets, end of period (000 omitted)	$9,114	$8,874	$6,980	$9,632	$13,679
Portfolio turnover rateL	34%K	73%	62%	87%	80%M

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.657 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.154 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$42.15	$33.82	$36.81	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.09)	(.03)	(.06)	.07	.29
Net realized and unrealized gain (loss)	(.11)	8.36	(2.65)	1.29	(3.67)
Total from investment operations	(.20)	8.33	(2.71)	1.36	(3.38)
Distributions from net investment income	(.10)	–	(.12)	(.62)	–
Distributions from net realized gain	(.66)	–	(.15)	–	–
Total distributions	(.76)	–	(.28)C	(.62)	–
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$41.19	$42.15	$33.82	$36.81	$36.07
Total ReturnE,F,G	(.47)%	24.63%	(7.43)%	3.79%	(8.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.10%J	2.11%	2.18%	2.13%	2.10%J
Expenses net of fee waivers, if any	2.10%J	2.11%	2.18%	2.13%	2.10%J
Expenses net of all reductions	2.10%J	2.07%	2.17%	2.11%	2.10%J
Net investment income (loss)	(.44)%J	(.09)%	(.17)%	.18%	1.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$12,091	$10,721	$9,007	$11,151	$6,818
Portfolio turnover rateK	34%J	73%	62%	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$42.53	$34.26	$37.19	$36.32	$37.92	$30.15
Income from Investment Operations
Net investment income (loss)A	.14	.38	.33	.48	.94B	.61
Net realized and unrealized gain (loss)	(.12)	8.40	(2.68)	1.30	(2.00)	7.87
Total from investment operations	.02	8.78	(2.35)	1.78	(1.06)	8.48
Distributions from net investment income	(.41)	(.38)	(.43)	(.91)	(.52)	(.70)
Distributions from net realized gain	(.66)	(.13)	(.15)	–	(.02)	(.01)
Total distributions	(1.07)	(.51)	(.58)	(.91)	(.54)	(.71)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$41.48	$42.53	$34.26	$37.19	$36.32	$37.92
Total ReturnD,E	.07%	26.05%	(6.42)%	4.97%	(2.82)%	28.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.07%	1.03%	.97%	1.06%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.07%	1.03%	.97%	1.05%
Expenses net of all reductions	.99%H	.96%	1.06%	1.01%	.96%	1.02%
Net investment income (loss)	.66%H	1.02%	.94%	1.28%	2.43%B	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,146,298	$1,343,213	$1,066,488	$1,384,134	$1,237,047	$957,048
Portfolio turnover rateI	34%H	73%	62%	87%	80%J	59%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$42.53	$34.29	$37.21	$36.32	$39.45
Income from Investment Operations
Net investment income (loss)B	.14	.39	.35	.50	.56
Net realized and unrealized gain (loss)	(.12)	8.38	(2.67)	1.30	(3.69)
Total from investment operations	.02	8.77	(2.32)	1.80	(3.13)
Distributions from net investment income	(.43)	(.41)	(.45)	(.91)	–
Distributions from net realized gain	(.66)	(.13)	(.15)	–	–
Total distributions	(1.09)	(.53)C	(.60)	(.91)	–
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D
Net asset value, end of period	$41.46	$42.53	$34.29	$37.21	$36.32
Total ReturnE,F	.08%	26.04%	(6.33)%	5.02%	(7.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	.98%	1.01%	.98%	.97%I
Expenses net of fee waivers, if any	.99%I	.98%	1.01%	.98%	.97%I
Expenses net of all reductions	.99%I	.94%	1.00%	.96%	.96%I
Net investment income (loss)	.67%I	1.04%	1.00%	1.33%	2.33%I
Supplemental Data
Net assets, end of period (000 omitted)	$9,052	$8,469	$5,340	$6,552	$5,666
Portfolio turnover rateJ	34%I	73%	62%	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.126 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$208,883,812
Gross unrealized depreciation	(72,913,338)
Net unrealized appreciation (depreciation)	$135,970,474
Tax cost	$1,084,092,794

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $217,012,170 and $323,740,881, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$28,126	$2,720
Class M	.25%	.25%	23,206	304
Class C	.75%	.25%	58,195	11,137
			$109,527	$14,161

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,209
Class M	1,062
Class C(a)	1,263
$13,534

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,065.24
Class M	14,579.31
Class C	15,514.27
Europe	1,009,930.17
Class I	7,636.16
	$1,074,724

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,866 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $146,708. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,780 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,275.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$167,254	$107,755
Class M	47,815	18,342
Class C	26,220	–
Europe	11,582,836	11,539,715
Class I	90,953	62,056
Total	$11,915,078	$11,727,868
From net realized gain
Class A	$333,954	$60,612
Class M	138,387	25,396
Class C	174,007	–
Europe	18,560,785	3,806,294
Class I	138,005	19,164
Total	$19,345,138	$3,911,466

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	121,265	183,985	$5,182,342	$7,204,193
Reinvestment of distributions	11,776	4,870	482,917	160,602
Shares redeemed	(115,176)	(201,553)	(4,850,302)	(7,350,664)
Net increase (decrease)	17,865	(12,698)	$814,957	$14,131
Class M
Shares sold	26,138	58,824	$1,113,666	$2,231,944
Reinvestment of distributions	4,513	1,308	185,442	43,252
Shares redeemed	(19,831)	(55,679)	(833,332)	(2,027,896)
Net increase (decrease)	10,820	4,453	$465,776	$247,300
Class C
Shares sold	62,125	65,577	$2,622,334	$2,522,918
Reinvestment of distributions	4,833	–	197,576	–
Shares redeemed	(27,751)	(77,588)	(1,180,829)	(2,798,078)
Net increase (decrease)	39,207	(12,011)	$1,639,081	$(275,160)
Europe
Shares sold	1,894,280	6,873,387	$81,209,899	$263,271,628
Reinvestment of distributions	696,409	443,969	28,552,790	14,619,907
Shares redeemed	(6,538,130)	(6,861,890)	(278,011,330)	(254,648,472)
Net increase (decrease)	(3,947,441)	455,466	$(168,248,641)	$23,243,063
Class I
Shares sold	83,439	152,572	$3,564,461	$5,796,106
Reinvestment of distributions	5,434	2,369	222,682	78,022
Shares redeemed	(69,656)	(111,570)	(2,964,354)	(4,088,518)
Net increase (decrease)	19,217	43,371	$822,789	$1,785,610

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.32%
Actual		$1,000.00	$999.20	$6.54
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class M	1.64%
Actual		$1,000.00	$997.50	$8.12
Hypothetical-C		$1,000.00	$1,016.66	$8.20
Class C	2.10%
Actual		$1,000.00	$995.30	$10.39
Hypothetical-C		$1,000.00	$1,014.38	$10.49
Europe	1.00%
Actual		$1,000.00	$1,000.70	$4.96
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class I	.99%
Actual		$1,000.00	$1,000.80	$4.91
Hypothetical-C		$1,000.00	$1,019.89	$4.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEUF-SANN-0618
1.9585995.104

Fidelity Advisor® Japan Fund - Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Japan Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	98.4%
United States of America*	1.0%
Bermuda	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.0

Top Ten Stocks as of April 30, 2018

% of fund's net assets
SoftBank Corp. (Wireless Telecommunication Services)	5.0
Sony Corp. (Household Durables)	4.1
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.7
ORIX Corp. (Diversified Financial Services)	3.3
Shimadzu Corp. (Electronic Equipment & Components)	3.2
Hoya Corp. (Health Care Equipment & Supplies)	3.2
Nidec Corp. (Electrical Equipment)	2.6
East Japan Railway Co. (Road & Rail)	2.5
Suzuki Motor Corp. (Automobiles)	2.2
Honda Motor Co. Ltd. (Automobiles)	2.0
31.8

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	20.0
Consumer Discretionary	20.0
Information Technology	15.6
Financials	11.1
Materials	9.1
Consumer Staples	8.9
Health Care	8.5
Telecommunication Services	5.0
Real Estate	0.8

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 2.5%
Bridgestone Corp.	123,900	$5,201,035
DaikyoNishikawa Corp.	93,800	1,691,180
Sumitomo Electric Industries Ltd.	243,600	3,742,464
		10,634,679
Automobiles - 5.4%
Honda Motor Co. Ltd.	240,100	8,256,069
Subaru Corp.	150,700	5,071,582
Suzuki Motor Corp.	170,200	9,171,681
		22,499,332
Household Durables - 7.6%
Panasonic Corp.	503,600	7,456,881
Rinnai Corp.	33,200	3,307,245
Sekisui Chemical Co. Ltd.	106,300	1,886,407
Sekisui House Ltd.	104,300	1,912,453
Sony Corp.	365,000	17,047,733
		31,610,719
Internet & Direct Marketing Retail - 0.4%
Start Today Co. Ltd.	63,500	1,835,529
Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	66,700	2,266,653
Media - 2.1%
Dentsu, Inc.	105,400	4,994,255
LIFULL Co. Ltd.	441,900	3,605,697
		8,599,952
Specialty Retail - 1.5%
Nitori Holdings Co. Ltd.	20,000	3,380,900
USS Co. Ltd.	127,000	2,673,134
		6,054,034

TOTAL CONSUMER DISCRETIONARY		83,500,898

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 5.4%
Ain Holdings, Inc.	33,900	2,263,721
Nishimoto Co. Ltd.	19,700	816,328
San-A Co. Ltd.	42,700	2,277,177
Seven & i Holdings Co. Ltd.	165,900	7,309,690
Sundrug Co. Ltd.	61,600	3,172,411
Tsuruha Holdings, Inc.	19,600	2,820,234
Welcia Holdings Co. Ltd.	74,200	3,821,314
		22,480,875
Food Products - 1.3%
Japan Meat Co. Ltd.	85,000	1,520,856
Morinaga & Co. Ltd.	82,000	3,997,988
		5,518,844
Personal Products - 2.2%
Kao Corp.	80,100	5,755,447
Kose Corp.	16,900	3,130,488
		8,885,935

TOTAL CONSUMER STAPLES		36,885,654

FINANCIALS - 11.1%
Banks - 4.5%
Mitsubishi UFJ Financial Group, Inc.	2,281,700	15,290,455
Shinsei Bank Ltd.	211,700	3,307,570
		18,598,025
Consumer Finance - 0.7%
AEON Financial Service Co. Ltd.	128,600	3,018,547
Diversified Financial Services - 3.3%
ORIX Corp.	785,600	13,826,330
Insurance - 2.6%
Sony Financial Holdings, Inc.	173,600	3,174,409
Tokio Marine Holdings, Inc.	161,800	7,654,863
		10,829,272

TOTAL FINANCIALS		46,272,174

HEALTH CARE - 8.5%
Biotechnology - 0.4%
PeptiDream, Inc. (a)(b)	39,000	1,583,974
Health Care Equipment & Supplies - 6.4%
Hoya Corp.	250,600	13,437,772
Nakanishi, Inc.	79,500	1,662,431
Olympus Corp.	211,200	7,891,987
Paramount Bed Holdings Co. Ltd.	76,500	3,806,806
		26,798,996
Health Care Providers & Services - 1.0%
Ship Healthcare Holdings, Inc.	120,800	4,204,574
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co. Ltd.	71,300	3,002,447

TOTAL HEALTH CARE		35,589,991

INDUSTRIALS - 20.0%
Building Products - 2.6%
Daikin Industries Ltd.	55,500	6,500,892
Toto Ltd.	77,500	4,402,442
		10,903,334
Commercial Services & Supplies - 1.0%
Sohgo Security Services Co., Ltd.	87,900	4,349,973
Construction & Engineering - 1.8%
Mirait Holdings Corp.	183,100	2,904,276
Toshiba Plant Systems & Services Corp.	217,700	4,552,344
		7,456,620
Electrical Equipment - 2.6%
Nidec Corp.	70,500	11,053,513
Machinery - 3.0%
Komatsu Ltd.	67,900	2,314,625
Minebea Mitsumi, Inc.	205,100	4,121,887
SMC Corp.	15,500	5,915,295
		12,351,807
Professional Services - 2.7%
Benefit One, Inc. (b)	136,600	3,208,825
Funai Soken Holdings, Inc.	60,000	1,406,147
Outsourcing, Inc.	210,100	3,543,948
Recruit Holdings Co. Ltd.	125,800	2,907,945
		11,066,865
Road & Rail - 3.0%
East Japan Railway Co.	109,600	10,516,868
Hitachi Transport System Ltd.	75,500	2,024,245
		12,541,113
Trading Companies & Distributors - 3.3%
Misumi Group, Inc.	238,300	6,604,912
Mitsui & Co. Ltd.	244,900	4,427,779
Trusco Nakayama Corp.	106,300	2,798,494
		13,831,185

TOTAL INDUSTRIALS		83,554,410

INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment & Components - 7.9%
Azbil Corp.	73,500	3,428,924
Dexerials Corp.	301,600	2,844,398
Iriso Electronics Co. Ltd.	31,200	1,980,681
Murata Manufacturing Co. Ltd.	22,800	2,878,416
Shimadzu Corp.	493,700	13,439,912
TDK Corp.	47,700	4,123,353
Topcon Corp.	213,900	4,265,478
		32,961,162
Internet Software & Services - 3.3%
DeNA Co. Ltd.	135,000	2,574,780
Kakaku.com, Inc.	273,800	5,237,064
SMS Co., Ltd.	83,700	3,177,415
Yahoo! Japan Corp. (b)	639,300	2,631,586
		13,620,845
IT Services - 1.1%
IT Holdings Corp.	62,800	2,493,158
Otsuka Corp.	44,600	2,080,681
		4,573,839
Semiconductors & Semiconductor Equipment - 1.8%
Renesas Electronics Corp. (a)	285,500	2,998,116
Sumco Corp.	185,400	4,582,426
		7,580,542
Software - 1.5%
Nintendo Co. Ltd.	15,100	6,344,665

TOTAL INFORMATION TECHNOLOGY		65,081,053

MATERIALS - 9.1%
Chemicals - 8.2%
Axalta Coating Systems Ltd. (a)	82,200	2,539,980
Hitachi Chemical Co. Ltd.	116,100	2,555,220
JSR Corp.	193,000	3,645,673
Kansai Paint Co. Ltd.	148,200	3,340,329
KH Neochem Co. Ltd.	56,400	1,712,843
Nissan Chemical Industries Co. Ltd.	72,700	3,241,973
Nitto Denko Corp.	23,100	1,722,146
Okamoto Industries, Inc.	113,000	1,132,894
Shin-Etsu Chemical Co. Ltd.	77,400	7,791,685
Tokyo Ohka Kogyo Co. Ltd.	63,800	2,249,808
Toray Industries, Inc.	451,200	4,211,760
		34,144,311
Construction Materials - 0.9%
Taiheiyo Cement Corp.	103,100	3,909,161

TOTAL MATERIALS		38,053,472

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Tateru, Inc. (b)	191,200	3,256,626
TELECOMMUNICATION SERVICES - 5.0%
Wireless Telecommunication Services - 5.0%
SoftBank Corp.	273,700	20,913,065
TOTAL COMMON STOCKS
(Cost $314,637,970)		413,107,343

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.74% (c)	2,255,456	2,255,908
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	5,821,356	5,821,938
TOTAL MONEY MARKET FUNDS
(Cost $8,078,155)		8,077,846
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $322,716,125)		421,185,189
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,945,734)
NET ASSETS - 100%		$417,239,455

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,371
Fidelity Securities Lending Cash Central Fund	77,345
Total	$100,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$83,500,898	$50,740,215	$32,760,683	$--
Consumer Staples	36,885,654	29,575,964	7,309,690	--
Financials	46,272,174	30,981,719	15,290,455	--
Health Care	35,589,991	32,587,544	3,002,447	--
Industrials	83,554,410	81,239,785	2,314,625	--
Information Technology	65,081,053	55,857,972	9,223,081	--
Materials	38,053,472	33,841,712	4,211,760	--
Real Estate	3,256,626	3,256,626	--	--
Telecommunication Services	20,913,065	--	20,913,065	--
Money Market Funds	8,077,846	8,077,846	--	--
Total Investments in Securities:	$421,185,189	$326,159,383	$95,025,806	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$309,355,250

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,530,446) — See accompanying schedule: Unaffiliated issuers (cost $314,637,970)	$413,107,343
Fidelity Central Funds (cost $8,078,155)	8,077,846
Total Investment in Securities (cost $322,716,125)		$421,185,189
Receivable for investments sold		226,538
Receivable for fund shares sold		142,106
Dividends receivable		2,747,068
Distributions receivable from Fidelity Central Funds		13,903
Prepaid expenses		226
Other receivables		17,404
Total assets		424,332,434
Liabilities
Payable for investments purchased	$633,413
Payable for fund shares redeemed	242,674
Accrued management fee	247,425
Distribution and service plan fees payable	18,630
Other affiliated payables	81,036
Other payables and accrued expenses	49,533
Collateral on securities loaned	5,820,268
Total liabilities		7,092,979
Net Assets		$417,239,455
Net Assets consist of:
Paid in capital		$432,656,380
Undistributed net investment income		1,187,941
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(115,014,850)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,409,984
Net Assets		$417,239,455
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,054,725 ÷ 1,087,359 shares)		$15.68
Maximum offering price per share (100/94.25 of $15.68)		$16.64
Class M:
Net Asset Value and redemption price per share ($4,590,639 ÷ 292,944 shares)		$15.67
Maximum offering price per share (100/96.50 of $15.67)		$16.24
Class C:
Net Asset Value and offering price per share ($15,678,771 ÷ 1,009,258 shares)(a)		$15.53
Japan:
Net Asset Value, offering price and redemption price per share ($190,313,082 ÷ 12,103,231 shares)		$15.72
Class I:
Net Asset Value, offering price and redemption price per share ($189,602,238 ÷ 12,083,817 shares)		$15.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$3,629,540
Income from Fidelity Central Funds		100,716
Income before foreign taxes withheld		3,730,256
Less foreign taxes withheld		(362,870)
Total income		3,367,386
Expenses
Management fee
Basic fee	$1,449,166
Performance adjustment	31,234
Transfer agent fees	372,456
Distribution and service plan fees	109,199
Accounting and security lending fees	109,563
Custodian fees and expenses	22,646
Independent trustees' fees and expenses	841
Registration fees	63,297
Audit	41,699
Legal	818
Miscellaneous	1,423
Total expenses before reductions	2,202,342
Expense reductions	(35,123)	2,167,219
Net investment income (loss)		1,200,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,447,005
Fidelity Central Funds	56
Foreign currency transactions	152,625
Total net realized gain (loss)		32,599,686
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,934,897)
Fidelity Central Funds	199
Assets and liabilities in foreign currencies	(53,841)
Total change in net unrealized appreciation (depreciation)		(13,988,539)
Net gain (loss)		18,611,147
Net increase (decrease) in net assets resulting from operations		$19,811,314

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,200,167	$2,955,189
Net realized gain (loss)	32,599,686	11,302,131
Change in net unrealized appreciation (depreciation)	(13,988,539)	67,770,223
Net increase (decrease) in net assets resulting from operations	19,811,314	82,027,543
Distributions to shareholders from net investment income	(2,952,607)	(3,369,067)
Distributions to shareholders from net realized gain	(906,084)	(1,060,540)
Total distributions	(3,858,691)	(4,429,607)
Share transactions - net increase (decrease)	(56,069,472)	(23,430,665)
Redemption fees	7,512	33,312
Total increase (decrease) in net assets	(40,109,337)	54,200,583
Net Assets
Beginning of period	457,348,792	403,148,209
End of period	$417,239,455	$457,348,792
Other Information
Undistributed net investment income end of period	$1,187,941	$2,940,381

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.08	$12.59	$11.87	$11.65	$12.00	$9.30
Income from Investment Operations
Net investment income (loss)A	.02	.06	.06	.04	.05	.08
Net realized and unrealized gain (loss)	.69	2.52	.72	.23	(.31)	2.80
Total from investment operations	.71	2.58	.78	.27	(.26)	2.88
Distributions from net investment income	(.08)	(.06)	(.05)	(.05)	(.08)	(.11)
Distributions from net realized gain	(.04)	(.03)	(.01)	–	(.01)	(.08)
Total distributions	(.11)B	(.09)	(.06)	(.05)	(.09)	(.19)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$15.68	$15.08	$12.59	$11.87	$11.65	$12.00
Total ReturnD,E,F	4.74%	20.70%	6.56%	2.31%	(2.18)%	31.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.11%	1.08%	1.10%	1.23%	1.26%
Expenses net of fee waivers, if any	1.31%I	1.11%	1.08%	1.10%	1.23%	1.26%
Expenses net of all reductions	1.29%I	1.11%	1.08%	1.09%	1.23%	1.25%
Net investment income (loss)	.31%I	.45%	.51%	.37%	.41%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$17,055	$16,155	$23,910	$23,918	$21,352	$20,520
Portfolio turnover rateJ	28%I	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.035 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.06	$12.57	$11.85	$11.62	$11.96	$9.28
Income from Investment Operations
Net investment income (loss)A	–B	.01	.02	–B	.01	.05
Net realized and unrealized gain (loss)	.69	2.52	.71	.23	(.30)	2.78
Total from investment operations	.69	2.53	.73	.23	(.29)	2.83
Distributions from net investment income	(.05)	(.01)	–B	–	(.04)	(.08)
Distributions from net realized gain	(.04)	(.03)	(.01)	–	(.01)	(.08)
Total distributions	(.08)C	(.04)	(.01)	–	(.05)	(.16)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$15.67	$15.06	$12.57	$11.85	$11.62	$11.96
Total ReturnD,E,F	4.61%	20.24%	6.15%	1.98%	(2.42)%	31.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.65%I	1.46%	1.44%	1.43%	1.54%	1.55%
Expenses net of fee waivers, if any	1.65%I	1.46%	1.44%	1.43%	1.54%	1.55%
Expenses net of all reductions	1.64%I	1.46%	1.44%	1.42%	1.54%	1.53%
Net investment income (loss)	(.03)%I	.10%	.16%	.04%	.10%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,591	$4,464	$4,193	$4,809	$4,104	$5,357
Portfolio turnover rateJ	28%I	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.08 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.035 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$12.44	$11.77	$11.58	$11.96	$9.25
Income from Investment Operations
Net investment income (loss)A	(.03)	(.03)	(.02)	(.04)	(.03)	–B
Net realized and unrealized gain (loss)	.68	2.51	.69	.23	(.32)	2.79
Total from investment operations	.65	2.48	.67	.19	(.35)	2.79
Distributions from net investment income	–B	–	–	–	(.03)	(.01)
Distributions from net realized gain	(.04)	–	–	–	(.01)	(.08)
Total distributions	(.04)	–	–	–	(.03)C	(.09)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$15.53	$14.92	$12.44	$11.77	$11.58	$11.96
Total ReturnD,E,F	4.35%	19.94%	5.69%	1.64%	(2.90)%	30.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.01%I	1.81%	1.81%	1.81%	1.93%	1.97%
Expenses net of fee waivers, if any	2.01%I	1.81%	1.81%	1.81%	1.93%	1.97%
Expenses net of all reductions	1.99%I	1.81%	1.81%	1.80%	1.93%	1.95%
Net investment income (loss)	(.39)%I	(.25)%	(.21)%	(.34)%	(.29)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$15,679	$13,542	$15,077	$18,491	$13,162	$11,824
Portfolio turnover rateJ	28%I	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.13	$12.64	$11.91	$11.69	$12.03	$9.34
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.08	.09	.12
Net realized and unrealized gain (loss)	.68	2.54	.72	.23	(.32)	2.79
Total from investment operations	.73	2.64	.81	.31	(.23)	2.91
Distributions from net investment income	(.11)	(.11)	(.07)	(.09)	(.11)	(.15)
Distributions from net realized gain	(.04)	(.03)	(.01)	–	(.01)	(.08)
Total distributions	(.14)B	(.15)C	(.08)	(.09)	(.11)D	(.23)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$15.72	$15.13	$12.64	$11.91	$11.69	$12.03
Total ReturnF,G	4.86%	21.13%	6.80%	2.66%	(1.90)%	31.92%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	.82%	.78%	.80%	.90%	.93%
Expenses net of fee waivers, if any	1.02%J	.82%	.78%	.80%	.90%	.93%
Expenses net of all reductions	1.01%J	.82%	.78%	.79%	.90%	.91%
Net investment income (loss)	.60%J	.74%	.81%	.67%	.74%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$190,313	$247,372	$352,936	$485,803	$415,612	$480,773
Portfolio turnover rateK	28%J	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.035 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.034 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$12.62	$11.89	$11.67	$12.02	$9.33
Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.08	.09	.13
Net realized and unrealized gain (loss)	.69	2.53	.70	.23	(.32)	2.78
Total from investment operations	.74	2.64	.80	.31	(.23)	2.91
Distributions from net investment income	(.14)	(.11)	(.07)	(.09)	(.12)	(.15)
Distributions from net realized gain	(.04)	(.03)	(.01)	–	(.01)	(.08)
Total distributions	(.17)B	(.14)	(.07)C	(.09)	(.12)D	(.23)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$15.69	$15.12	$12.62	$11.89	$11.67	$12.02
Total ReturnF,G	4.92%	21.22%	6.77%	2.72%	(1.90)%	32.04%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.76%	.77%	.80%	.89%	.90%
Expenses net of fee waivers, if any	.96%J	.76%	.77%	.80%	.89%	.90%
Expenses net of all reductions	.94%J	.76%	.76%	.79%	.89%	.88%
Net investment income (loss)	.66%J	.80%	.83%	.67%	.76%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$189,602	$175,816	$7,032	$13,957	$20,253	$20,033
Portfolio turnover rateK	28%J	23%	15%	35%	112%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.035 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$103,423,915
Gross unrealized depreciation	(10,166,307)
Net unrealized appreciation (depreciation)	$93,257,608
Tax cost	$327,927,581

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(26,887,863)
2019	(98,806,037)
Total with expiration	$(125,693,900)
No expiration
Short-term	(5,646,628)
Long-term	(10,657,370)
Total no expiration	(16,303,998)
Total capital loss carryforward	$(141,997,898)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,512,355 and $116,218,224, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,198	$487
Class M	.25%	.25%	11,834	239
Class C	.75%	.25%	76,167	10,973
			$109,199	$11,699

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,111
Class M	553
Class C(a)	1,294
$5,958

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$20,157.24
Class M	7,849.33
Class C	14,547.19
Japan	198,830.20
Class I	131,073.14
	$372,456

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $139 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $609 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77,345. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33,105 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,018.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$83,728	$104,209
Class M	14,064	3,257
Class C	2,815	–
Japan	1,265,471	3,209,793
Class I	1,586,529	51,808
Total	$2,952,607	$3,369,067
From net realized gain
Class A	$37,508	$59,052
Class M	10,474	11,074
Class C	32,841	–
Japan	413,939	974,401
Class I	411,322	16,013
Total	$906,084	$1,060,540

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	153,141	261,996	$2,427,843	$3,537,670
Reinvestment of distributions	7,603	12,680	116,628	155,198
Shares redeemed	(144,506)	(1,102,972)	(2,267,886)	(14,608,137)
Net increase (decrease)	16,238	(828,296)	$276,585	$(10,915,269)
Class M
Shares sold	18,308	34,522	$289,600	$446,496
Reinvestment of distributions	1,589	1,137	24,389	13,940
Shares redeemed	(23,298)	(72,947)	(368,035)	(961,323)
Net increase (decrease)	(3,401)	(37,288)	$(54,046)	$(500,887)
Class C
Shares sold	224,295	75,525	$3,534,963	$955,948
Reinvestment of distributions	2,227	–	33,918	–
Shares redeemed	(125,029)	(379,339)	(1,971,732)	(4,904,728)
Net increase (decrease)	101,493	(303,814)	$1,597,149	$(3,948,780)
Japan
Shares sold	2,709,400	5,531,120	$42,654,659	$70,265,364
Reinvestment of distributions	102,752	332,957	1,578,266	4,075,396
Shares redeemed	(7,061,842)	(17,427,207)	(109,276,781)	(225,423,617)
Net increase (decrease)	(4,249,690)	(11,563,130)	$(65,043,856)	$(151,082,857)
Class I
Shares sold	394,832	12,120,647	$6,274,967	$156,870,865
Reinvestment of distributions	129,754	4,957	1,987,832	60,627
Shares redeemed	(70,810)	(1,052,603)	(1,108,103)	(13,914,364)
Net increase (decrease)	453,776	11,073,001	$7,154,696	$143,017,128

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund and Strategic Advisers Fidelity International Fund (formerly Strategic Advisers International II Fund) were the owners of record of approximately 13% and 29%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.31%
Actual		$1,000.00	$1,047.40	$6.65
Hypothetical-C		$1,000.00	$1,018.30	$6.56
Class M	1.65%
Actual		$1,000.00	$1,046.10	$8.37
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.01%
Actual		$1,000.00	$1,043.50	$10.18
Hypothetical-C		$1,000.00	$1,014.83	$10.04
Japan	1.02%
Actual		$1,000.00	$1,048.60	$5.18
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class I	.96%
Actual		$1,000.00	$1,049.20	$4.88
Hypothetical-C		$1,000.00	$1,020.03	$4.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AJPNA-SANN-0618
1.917401.107

Fidelity Advisor® Latin America Fund - Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Latin America Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Brazil	64.9%
Mexico	16.4%
Panama	4.3%
Argentina	4.0%
Bermuda	3.6%
United States of America*	1.9%
Spain	1.8%
United Kingdom	1.6%
Israel	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.7
Short-Term Investments and Net Other Assets (Liabilities)	0.3

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	9.8
Itau Unibanco Holding SA (Brazil, Banks)	8.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	8.1
Suzano Papel e Celulose SA (Brazil, Paper & Forest Products)	4.0
Credicorp Ltd. (United States) (Bermuda, Banks)	3.6
Credito Real S.A.B. de CV (Mexico, Consumer Finance)	3.2
Banco do Brasil SA (Brazil, Banks)	3.0
Qualicorp SA (Brazil, Health Care Providers & Services)	2.9
Genomma Lab Internacional SA de CV (Mexico, Pharmaceuticals)	2.8
Notre Dame Intermedica Participacoes SA (Brazil, Health Care Providers & Services)	2.7
49.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	46.5
Consumer Discretionary	14.1
Industrials	10.2
Health Care	9.8
Energy	8.1
Materials	7.9
Consumer Staples	1.6
Information Technology	1.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2018, 30.6% of the Fund’s total assets were invested in the Diversified Banks industry, which accounts for more than 20% of the Latin American market.

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.7%
	Shares	Value
Argentina - 4.0%
Banco Macro SA sponsored ADR	108,597	$10,525,221
Bolsas y Mercados Argentinos SA	427,356	7,832,603
Loma Negra Compania Industrial Argentina SA ADR (a)	373,359	7,743,466

TOTAL ARGENTINA		26,101,290

Bermuda - 3.6%
Credicorp Ltd. (United States)	100,597	23,387,797
Brazil - 36.9%
Azul SA sponsored ADR	448,645	13,907,995
Banco do Brasil SA	1,845,139	19,329,927
BTG Pactual Participations Ltd. unit	1,334,216	8,523,565
CVC Brasil Operadora e Agencia de Viagens SA	707,998	11,719,800
Estacio Participacoes SA	1,707,293	15,546,542
Grendene SA	1,448,111	11,297,349
Hapvida Participacoes e Investimentos SA	2,017,636	15,924,765
Instituto Hermes Pardini SA	1,178,683	8,744,568
IRB Brasil Resseguros SA	1,087,113	14,678,136
Itausa-Investimentos Itau SA	379,675	1,463,123
Notre Dame Intermedica Participacoes SA	3,042,916	17,719,652
Petrobras Distribuidora SA	1,226,706	8,039,841
Qualicorp SA	2,713,078	18,858,030
Rumo SA (a)	3,045,236	12,908,699
Ser Educacional SA (b)	1,730,053	8,197,899
Smiles Fidelidade SA	860,158	17,678,516
Suzano Papel e Celulose SA	2,220,026	26,020,286
Vale SA	586,218	8,144,334

TOTAL BRAZIL		238,703,027

Israel - 1.5%
Ituran Location & Control Ltd.	305,013	9,562,158
Mexico - 16.4%
Banco del Bajio SA (b)	5,599,007	11,942,241
Credito Real S.A.B. de CV	14,087,068	20,668,811
Genomma Lab Internacional SA de CV (a)	18,670,399	18,159,216
Grupo Aeroportuario Norte S.A.B. de CV	1,748,674	9,260,411
Grupo Cementos de Chihuahua S.A.B. de CV	1,551,516	9,030,161
Promotora y Operadora de Infraestructura S.A.B. de CV	1,748,760	12,209,121
Qualitas Controladora S.A.B. de CV	4,349,535	12,142,478
Unifin Financiera SAPI de CV	3,546,735	12,692,885

TOTAL MEXICO		106,105,324

Panama - 4.3%
Copa Holdings SA Class A	147,655	17,300,736
Intergroup Financial Services Corp.	248,403	10,629,164

TOTAL PANAMA		27,929,900

Spain - 1.8%
Prosegur Cash SA (b)	3,850,184	11,251,747
United Kingdom - 1.6%
British American Tobacco PLC (United Kingdom)	189,181	10,376,107
United States of America - 1.6%
First Cash Financial Services, Inc.	120,504	10,447,697
TOTAL COMMON STOCKS
(Cost $368,278,573)		463,865,047

Nonconvertible Preferred Stocks - 28.0%
Brazil - 28.0%
Alpargatas SA (PN)	1,784,953	7,953,619
Itau Unibanco Holding SA	3,939,271	57,359,618
Itausa-Investimentos Itau SA (PN)	16,316,433	63,389,658
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	8,019,294	52,581,406
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $87,175,926)		181,284,301

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $13,198,337)	13,195,697	13,198,337
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $468,652,836)		658,347,685
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(11,181,332)
NET ASSETS - 100%		$647,166,353

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,391,887 or 4.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,506
Fidelity Securities Lending Cash Central Fund	46
Total	$45,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$92,375,807	$92,375,807	$--	$--
Consumer Staples	10,376,107	--	10,376,107	--
Energy	52,581,406	52,581,406	--	--
Financials	300,247,195	300,247,195	--	--
Health Care	63,481,466	63,481,466	--	--
Industrials	65,586,962	65,586,962	--	--
Information Technology	9,562,158	9,562,158	--	--
Materials	50,938,247	50,938,247	--	--
Money Market Funds	13,198,337	13,198,337	--	--
Total Investments in Securities:	$658,347,685	$647,971,578	$10,376,107	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $455,454,499)	$645,149,348
Fidelity Central Funds (cost $13,198,337)	13,198,337
Total Investment in Securities (cost $468,652,836)		$658,347,685
Foreign currency held at value (cost $1,109,295)		1,110,124
Receivable for investments sold		814,675
Receivable for fund shares sold		799,851
Dividends receivable		1,921,258
Distributions receivable from Fidelity Central Funds		26,488
Prepaid expenses		309
Other receivables		22,059
Total assets		663,042,449
Liabilities
Payable for investments purchased	$14,533,588
Payable for fund shares redeemed	633,028
Accrued management fee	375,449
Distribution and service plan fees payable	11,183
Other affiliated payables	153,703
Other payables and accrued expenses	169,145
Total liabilities		15,876,096
Net Assets		$647,166,353
Net Assets consist of:
Paid in capital		$563,522,184
Undistributed net investment income		6,777,960
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(112,756,542)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		189,622,751
Net Assets		$647,166,353
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($19,342,350 ÷ 736,364 shares)		$26.27
Maximum offering price per share (100/94.25 of $26.27)		$27.87
Class M:
Net Asset Value and redemption price per share ($7,082,233 ÷ 268,990 shares)		$26.33
Maximum offering price per share (100/96.50 of $26.33)		$27.28
Class C:
Net Asset Value and offering price per share ($5,024,280 ÷ 189,039 shares)(a)		$26.58
Latin America:
Net Asset Value, offering price and redemption price per share ($605,953,275 ÷ 23,141,339 shares)		$26.18
Class I:
Net Asset Value, offering price and redemption price per share ($9,764,215 ÷ 373,434 shares)		$26.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$13,806,687
Income from Fidelity Central Funds		45,552
Income before foreign taxes withheld		13,852,239
Less foreign taxes withheld		(1,016,847)
Total income		12,835,392
Expenses
Management fee	$2,210,946
Transfer agent fees	747,037
Distribution and service plan fees	65,920
Accounting and security lending fees	158,628
Custodian fees and expenses	191,889
Independent trustees' fees and expenses	1,259
Registration fees	46,253
Audit	40,762
Legal	1,698
Miscellaneous	2,046
Total expenses before reductions	3,466,438
Expense reductions	(44,430)	3,422,008
Net investment income (loss)		9,413,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,108,737
Fidelity Central Funds	55
Foreign currency transactions	(71,486)
Total net realized gain (loss)		30,037,306
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	198,855
Assets and liabilities in foreign currencies	(72,928)
Total change in net unrealized appreciation (depreciation)		125,927
Net gain (loss)		30,163,233
Net increase (decrease) in net assets resulting from operations		$39,576,617

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,413,384	$12,761,653
Net realized gain (loss)	30,037,306	32,325,555
Change in net unrealized appreciation (depreciation)	125,927	24,718,281
Net increase (decrease) in net assets resulting from operations	39,576,617	69,805,489
Distributions to shareholders from net investment income	(9,005,746)	(12,697,307)
Share transactions - net increase (decrease)	(18,887,886)	(55,405,622)
Redemption fees	87,345	272,096
Total increase (decrease) in net assets	11,770,330	1,974,656
Net Assets
Beginning of period	635,396,023	633,421,367
End of period	$647,166,353	$635,396,023
Other Information
Undistributed net investment income end of period	$6,777,960	$6,370,322

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.93	$22.45	$18.09	$30.31	$40.71	$48.95
Income from Investment Operations
Net investment income (loss)A	.34	.42	.40	.28	.49	.72
Net realized and unrealized gain (loss)	1.29	2.48	4.27	(10.11)	(4.08)	(4.73)
Total from investment operations	1.63	2.90	4.67	(9.83)	(3.59)	(4.01)
Distributions from net investment income	(.29)	(.43)	(.31)	(.31)	(.57)	(.79)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.29)	(.43)	(.31)	(2.39)	(6.82)	(4.24)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.27	$24.93	$22.45	$18.09	$30.31	$40.71
Total ReturnC,D,E	6.63%	13.55%	26.29%	(34.60)%	(9.06)%	(8.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.38%H	1.39%	1.40%	1.40%	1.38%	1.37%
Expenses net of fee waivers, if any	1.38%H	1.39%	1.40%	1.40%	1.38%	1.37%
Expenses net of all reductions	1.37%H	1.38%	1.39%	1.39%	1.38%	1.35%
Net investment income (loss)	2.64%H	1.90%	2.14%	1.26%	1.52%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$19,342	$17,801	$19,115	$16,424	$34,898	$48,464
Portfolio turnover rateI	58%H	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.96	$22.47	$18.11	$30.33	$40.68	$48.88
Income from Investment Operations
Net investment income (loss)A	.31	.36	.35	.22	.40	.61
Net realized and unrealized gain (loss)	1.29	2.49	4.27	(10.13)	(4.08)	(4.74)
Total from investment operations	1.60	2.85	4.62	(9.91)	(3.68)	(4.13)
Distributions from net investment income	(.23)	(.37)	(.26)	(.23)	(.43)	(.63)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.23)	(.37)	(.26)	(2.31)	(6.68)	(4.08)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.33	$24.96	$22.47	$18.11	$30.33	$40.68
Total ReturnC,D,E	6.47%	13.24%	25.93%	(34.78)%	(9.30)%	(9.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.65%H	1.66%	1.68%	1.67%	1.65%	1.63%
Expenses net of fee waivers, if any	1.65%H	1.66%	1.68%	1.67%	1.65%	1.63%
Expenses net of all reductions	1.64%H	1.66%	1.68%	1.66%	1.65%	1.61%
Net investment income (loss)	2.37%H	1.62%	1.86%	.99%	1.25%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$7,082	$6,740	$7,378	$5,284	$9,761	$12,705
Portfolio turnover rateI	58%H	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.12	$22.61	$18.18	$30.37	$40.59	$48.73
Income from Investment Operations
Net investment income (loss)A	.25	.26	.26	.11	.25	.40
Net realized and unrealized gain (loss)	1.31	2.52	4.30	(10.17)	(4.07)	(4.74)
Total from investment operations	1.56	2.78	4.56	(10.06)	(3.82)	(4.34)
Distributions from net investment income	(.10)	(.28)	(.13)	(.05)	(.16)	(.36)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.10)	(.28)	(.13)	(2.13)	(6.41)	(3.81)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.58	$25.12	$22.61	$18.18	$30.37	$40.59
Total ReturnC,D,E	6.24%	12.71%	25.31%	(35.08)%	(9.74)%	(9.62)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.13%H	2.14%	2.15%	2.15%	2.13%	2.12%
Expenses net of fee waivers, if any	2.13%H	2.14%	2.14%	2.15%	2.13%	2.12%
Expenses net of all reductions	2.12%H	2.14%	2.14%	2.15%	2.13%	2.10%
Net investment income (loss)	1.89%H	1.15%	1.39%	.51%	.77%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$5,024	$5,094	$6,590	$5,394	$11,349	$15,185
Portfolio turnover rateI	58%H	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.89	$22.41	$18.08	$30.34	$40.80	$49.09
Income from Investment Operations
Net investment income (loss)A	.38	.49	.45	.34	.59	.87
Net realized and unrealized gain (loss)	1.28	2.46	4.26	(10.11)	(4.10)	(4.74)
Total from investment operations	1.66	2.95	4.71	(9.77)	(3.51)	(3.87)
Distributions from net investment income	(.37)	(.48)	(.38)	(.41)	(.71)	(.98)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.37)	(.48)	(.38)	(2.49)	(6.96)	(4.43)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.18	$24.89	$22.41	$18.08	$30.34	$40.80
Total ReturnC,D	6.80%	13.87%	26.65%	(34.45)%	(8.79)%	(8.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.06%G	1.09%	1.14%	1.13%	1.08%	1.04%
Expenses net of fee waivers, if any	1.06%G	1.09%	1.14%	1.12%	1.08%	1.04%
Expenses net of all reductions	1.04%G	1.09%	1.13%	1.12%	1.07%	1.03%
Net investment income (loss)	2.96%G	2.19%	2.40%	1.53%	1.83%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$605,953	$597,161	$596,514	$481,005	$933,298	$1,324,748
Portfolio turnover rateH	58%G	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.88	$22.40	$18.08	$30.35	$40.79	$49.07
Income from Investment Operations
Net investment income (loss)A	.39	.51	.46	.36	.60	.87
Net realized and unrealized gain (loss)	1.28	2.45	4.26	(10.13)	(4.07)	(4.74)
Total from investment operations	1.67	2.96	4.72	(9.77)	(3.47)	(3.87)
Distributions from net investment income	(.40)	(.49)	(.40)	(.42)	(.73)	(.97)
Distributions from net realized gain	–	–	–	(2.08)	(6.25)	(3.45)
Total distributions	(.40)	(.49)	(.40)	(2.50)	(6.98)	(4.42)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	.01	.01
Net asset value, end of period	$26.15	$24.88	$22.40	$18.08	$30.35	$40.79
Total ReturnC,D	6.84%	13.94%	26.77%	(34.42)%	(8.69)%	(8.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.01%	1.07%	1.06%	1.04%	1.03%
Expenses net of fee waivers, if any	1.00%G	1.01%	1.07%	1.06%	1.04%	1.03%
Expenses net of all reductions	.99%G	1.01%	1.06%	1.05%	1.04%	1.01%
Net investment income (loss)	3.02%G	2.27%	2.47%	1.60%	1.86%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$9,764	$8,600	$3,825	$1,828	$4,531	$5,131
Portfolio turnover rateH	58%G	51%	108%	30%	30%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Latin America and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$208,271,963
Gross unrealized depreciation	(19,845,588)
Net unrealized appreciation (depreciation)	$188,426,375
Tax cost	$469,921,310

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(41,534,225)
Long-term	(100,189,560)
Total capital loss carryforward	$(141,723,785)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $183,315,402 and $193,523,070, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$23,015	$513
Class M	.25%	.25%	17,330	292
Class C	.75%	.25%	25,575	1,879
			$65,920	$2,684

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,751
Class M	947
Class C(a)	518
$6,216

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,775.30
Class M	11,322.33
Class C	7,734.30
Latin America	692,592.23
Class I	7,614.18
	$747,037

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $807 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $927 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $46. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41,433 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,997.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$203,267	$361,857
Class M	60,223	112,037
Class C	19,813	77,689
Latin America	8,592,965	12,063,200
Class I	129,478	82,524
Total	$9,005,746	$12,697,307

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	91,891	139,205	$2,454,959	$3,031,500
Reinvestment of distributions	8,149	18,202	198,340	345,275
Shares redeemed	(77,802)	(294,686)	(2,019,503)	(6,569,414)
Net increase (decrease)	22,238	(137,279)	$633,796	$(3,192,639)
Class M
Shares sold	24,849	33,689	$666,207	$739,767
Reinvestment of distributions	2,445	5,687	59,769	108,338
Shares redeemed	(28,380)	(97,619)	(736,451)	(2,073,277)
Net increase (decrease)	(1,086)	(58,243)	$(10,475)	$(1,225,172)
Class C
Shares sold	23,762	20,475	$646,189	$450,205
Reinvestment of distributions	727	3,179	18,055	61,288
Shares redeemed	(38,241)	(112,274)	(1,030,400)	(2,414,306)
Net increase (decrease)	(13,752)	(88,620)	$(366,156)	$(1,902,813)
Latin America
Shares sold	2,575,380	5,339,360	$68,165,303	$120,661,935
Reinvestment of distributions	339,440	610,988	8,218,379	11,542,194
Shares redeemed	(3,762,655)	(8,575,067)	(96,297,058)	(185,420,867)
Net increase (decrease)	(847,835)	(2,624,719)	$(19,913,376)	$(53,216,738)
Class I
Shares sold	134,528	265,874	$3,501,560	$6,186,180
Reinvestment of distributions	4,501	3,896	108,773	73,478
Shares redeemed	(111,281)	(94,860)	(2,842,008)	(2,127,918)
Net increase (decrease)	27,748	174,910	$768,325	$4,131,740

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.38%
Actual		$1,000.00	$1,066.30	$7.07
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Class M	1.65%
Actual		$1,000.00	$1,064.70	$8.45
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.13%
Actual		$1,000.00	$1,062.40	$10.89
Hypothetical-C		$1,000.00	$1,014.23	$10.64
Latin America	1.06%
Actual		$1,000.00	$1,068.00	$5.44
Hypothetical-C		$1,000.00	$1,019.54	$5.31
Class I	1.00%
Actual		$1,000.00	$1,068.40	$5.13
Hypothetical-C		$1,000.00	$1,019.84	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

FALAA-SANN-0618
1.917421.107

Fidelity Advisor® Total International Equity Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Total International Equity Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	14.0%
United States of America*	10.8%
United Kingdom	9.9%
France	6.6%
Germany	5.6%
Switzerland	4.9%
Canada	4.7%
Cayman Islands	4.5%
India	3.6%
Other	35.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	97.6
Short-Term Investments and Net Other Assets (Liabilities)	2.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
SAP SE (Germany, Software)	1.2
Naspers Ltd. Class N (South Africa, Media)	1.2
Keyence Corp. (Japan, Electronic Equipment & Components)	1.2
AIA Group Ltd. (Hong Kong, Insurance)	1.1
CSL Ltd. (Australia, Biotechnology)	1.1
13.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	22.9
Information Technology	17.3
Industrials	14.6
Consumer Discretionary	10.4
Materials	8.1
Consumer Staples	7.9
Health Care	7.7
Energy	5.1
Real Estate	1.5
Telecommunication Services	1.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	1,700	$164,764
Telecom Argentina SA Class B sponsored ADR	5,500	165,220

TOTAL ARGENTINA		329,984

Australia - 2.5%
Accent Group Ltd.	17,436	16,384
Adelaide Brighton Ltd.	7,189	34,684
Amcor Ltd.	15,195	156,584
Beacon Lighting Group Ltd.	15,420	17,078
Commonwealth Bank of Australia	12,417	668,586
CSL Ltd.	10,391	1,330,973
DuluxGroup Ltd.	9,393	54,612
Imdex Ltd. (a)	41,011	38,243
Insurance Australia Group Ltd.	47,430	280,782
Macquarie Group Ltd.	3,880	315,980
Magellan Financial Group Ltd.	7,387	129,054

TOTAL AUSTRALIA		3,042,960

Austria - 0.7%
Andritz AG	8,972	482,789
Erste Group Bank AG	7,800	382,423

TOTAL AUSTRIA		865,212

Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC	7,500	35,625
Wolseley PLC	3,248	249,511

TOTAL BAILIWICK OF JERSEY		285,136

Belgium - 1.4%
Anheuser-Busch InBev SA NV	5,771	576,481
KBC Ancora	1,311	79,554
KBC Groep NV	10,652	931,307
Umicore SA	3,228	180,328

TOTAL BELGIUM		1,767,670

Bermuda - 0.3%
Credicorp Ltd. (United States)	1,212	281,778
Vostok New Ventures Ltd. (depositary receipt) (a)	3,860	32,355

TOTAL BERMUDA		314,133

Brazil - 1.7%
BM&F BOVESPA SA	36,500	263,602
BTG Pactual Participations Ltd. unit	25,500	162,905
CVC Brasil Operadora e Agencia de Viagens SA	11,400	188,709
Equatorial Energia SA	9,500	192,945
Hapvida Participacoes e Investimentos SA	22,100	174,431
IRB Brasil Resseguros SA	13,800	186,327
Itau Unibanco Holding SA	4,000	50,354
Itausa-Investimentos Itau SA	1,756	6,767
Localiza Rent A Car SA	23,200	184,702
Lojas Renner SA	21,400	199,205
Notre Dame Intermedica Participacoes SA	34,500	200,902
Suzano Papel e Celulose SA	19,500	228,554

TOTAL BRAZIL		2,039,403

Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,722	679,721
Canadian National Railway Co.	9,263	715,458
Canadian Pacific Railway Ltd.	3,653	666,556
CCL Industries, Inc. Class B	12,290	596,146
Constellation Software, Inc.	957	683,961
Franco-Nevada Corp.	8,859	628,365
McCoy Global, Inc. (a)	7,100	7,078
New Look Vision Group, Inc.	1,300	32,906
Nutrien Ltd.	15,765	717,679
Pason Systems, Inc.	20,491	286,470
PrairieSky Royalty Ltd.	14,273	316,486
ShawCor Ltd. Class A	800	15,477
Suncor Energy, Inc.	13,500	516,258

TOTAL CANADA		5,862,561

Cayman Islands - 4.5%
58.com, Inc. ADR (a)	4,900	428,211
Alibaba Group Holding Ltd. sponsored ADR (a)	10,982	1,960,737
JD.com, Inc. sponsored ADR (a)	8,800	321,288
Melco Crown Entertainment Ltd. sponsored ADR	6,200	193,502
New Oriental Education & Technology Group, Inc. sponsored ADR	2,660	238,974
Ping An Healthcare and Technology Co. Ltd. (a)	2,700	18,852
Sands China Ltd.	32,000	184,940
Shenzhou International Group Holdings Ltd.	22,000	240,157
Tencent Holdings Ltd.	39,500	1,941,936
Value Partners Group Ltd.	20,000	18,918

TOTAL CAYMAN ISLANDS		5,547,515

Chile - 0.2%
Banco Santander Chile sponsored ADR	6,100	201,483
China - 2.1%
China International Travel Service Corp. Ltd. (A Shares)	20,500	167,592
China Merchants Bank Co. Ltd. (H Shares)	63,500	276,885
Dong E-E-Jiao Co. Ltd. Class A	17,500	162,863
Gree Electric Appliances, Inc. of Zhuhai Class A	23,000	159,514
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	27,100	164,142
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	41,082	170,097
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	10,100	177,966
Kweichow Moutai Co. Ltd. (A Shares)	1,594	165,982
Midea Group Co. Ltd. Class A	21,100	171,555
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	49,000	478,799
Shanghai International Airport Co. Ltd. (A Shares)	23,900	187,714
Shenzhen Inovance Technology Co. Ltd. Class A	37,000	191,469
Yunnan Baiyao Group Co. Ltd.	11,700	174,723

TOTAL CHINA		2,649,301

Denmark - 0.5%
Jyske Bank A/S (Reg.)	4,854	291,805
Novo Nordisk A/S Series B sponsored ADR	5,100	239,394
Scandinavian Tobacco Group A/S (b)	1,550	25,927
SimCorp A/S	400	29,123
Spar Nord Bank A/S	4,231	48,484

TOTAL DENMARK		634,733

Finland - 0.4%
Sampo Oyj (A Shares)	6,653	359,529
Tikkurila Oyj	7,680	138,930

TOTAL FINLAND		498,459

France - 6.6%
Accor SA	3,800	215,081
Atos Origin SA	2,936	396,743
AXA SA (c)	22,006	629,342
Bouygues SA	5,303	270,565
Capgemini SA	2,602	358,208
Compagnie de St. Gobain	3,900	204,846
Edenred SA	6,900	237,475
Elis SA	10,751	257,321
Kering SA	300	173,749
Laurent-Perrier Group SA	259	32,684
Legrand SA	3,600	280,405
LVMH Moet Hennessy - Louis Vuitton SA (c)	566	196,975
Natixis SA	42,900	352,903
Pernod Ricard SA	1,100	182,716
Rubis	2,400	186,936
Safran SA	3,500	410,516
Sanofi SA	8,336	659,064
Societe Generale Series A	11,100	607,490
SR Teleperformance SA	1,900	304,931
Total SA (c)	19,344	1,215,804
Vetoquinol SA	600	38,112
VINCI SA	5,300	529,914
Virbac SA (a)	170	26,524
Vivendi SA	12,552	331,804

TOTAL FRANCE		8,100,108

Germany - 5.3%
adidas AG	734	180,733
BASF AG	6,995	727,784
Bayer AG	5,700	681,262
Brenntag AG	3,500	200,848
CompuGroup Medical AG	2,146	112,057
CTS Eventim AG	2,012	94,369
Deutsche Post AG	6,277	272,450
Deutsche Telekom AG	28,800	504,104
Fielmann AG	358	29,441
Fresenius SE & Co. KGaA	2,100	160,628
Hannover Reuck SE	2,500	352,015
HeidelbergCement Finance AG	2,000	196,259
Linde AG	3,000	666,776
MTU Aero Engines Holdings AG	1,200	207,224
Nexus AG	1,420	47,500
SAP SE	13,268	1,474,150
Vonovia SE	8,665	435,401
WashTec AG	400	38,595
Wirecard AG	1,500	204,869

TOTAL GERMANY		6,586,465

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	900	21,498
Hong Kong - 1.6%
AIA Group Ltd.	158,400	1,415,652
CSPC Pharmaceutical Group Ltd.	96,000	244,518
Galaxy Entertainment Group Ltd.	21,000	183,805
Techtronic Industries Co. Ltd.	30,000	175,746

TOTAL HONG KONG		2,019,721

Hungary - 0.2%
OTP Bank PLC	5,300	231,554
India - 3.6%
Adani Ports & Special Economic Zone Ltd.	35,777	218,851
Asian Paints Ltd.	11,557	208,544
Eicher Motors Ltd.	451	210,719
Godrej Consumer Products Ltd.	11,927	199,863
HDFC Bank Ltd.	5,849	176,288
Hero Motocorp Ltd.	3,589	201,046
Housing Development Finance Corp. Ltd.	31,556	892,815
Indraprastha Gas Ltd.	38,447	165,817
IndusInd Bank Ltd.	6,813	193,802
Jyothy Laboratories Ltd.	2,614	14,241
Kotak Mahindra Bank Ltd. (a)	10,824	196,822
Larsen & Toubro Ltd.	11,829	248,665
LIC Housing Finance Ltd.	22,434	183,673
Maruti Suzuki India Ltd.	1,978	261,497
Motherson Sumi Systems Ltd.	37,292	197,584
PC Jeweller Ltd.	12,069	26,129
Pidilite Industries Ltd. (a)	11,106	181,112
Reliance Industries Ltd.	30,239	436,603
Ultratech Cemco Ltd.	3,130	192,974

TOTAL INDIA		4,407,045

Indonesia - 0.5%
PT Bank Central Asia Tbk	162,100	256,326
PT Bank Rakyat Indonesia Tbk	1,586,800	365,866

TOTAL INDONESIA		622,192

Ireland - 1.5%
Accenture PLC Class A	1,200	181,440
Allergan PLC	500	76,825
CRH PLC	7,087	251,669
CRH PLC sponsored ADR	20,929	740,049
FBD Holdings PLC	1,972	27,981
James Hardie Industries PLC CDI	34,139	602,876

TOTAL IRELAND		1,880,840

Isle of Man - 0.2%
Playtech Ltd.	22,130	246,960
Israel - 0.3%
Azrieli Group	282	12,937
Frutarom Industries Ltd.	1,800	172,800
Ituran Location & Control Ltd.	2,261	70,882
Strauss Group Ltd.	2,659	54,843

TOTAL ISRAEL		311,462

Italy - 1.3%
Assicurazioni Generali SpA	14,600	295,142
Azimut Holding SpA	1,114	23,448
Beni Stabili SpA SIIQ	34,326	32,519
Interpump Group SpA	12,891	410,662
Intesa Sanpaolo SpA	155,600	591,896
Mediobanca SpA	21,802	264,992

TOTAL ITALY		1,618,659

Japan - 14.0%
AEON Financial Service Co. Ltd.	6,900	161,959
Ai Holdings Corp.	1,100	29,452
Aoki Super Co. Ltd.	2,000	23,838
Artnature, Inc.	3,200	21,954
Asahi Co. Ltd.	1,100	13,503
Aucnet, Inc.	1,200	15,576
Azbil Corp.	4,900	228,595
Broadleaf Co. Ltd.	5,800	27,695
Central Automotive Products Ltd.	2,400	37,431
Coca-Cola West Co. Ltd.	800	34,468
Daiichikosho Co. Ltd.	1,400	73,637
Daikin Industries Ltd.	1,500	175,700
Daikokutenbussan Co. Ltd.	1,000	51,683
DENSO Corp.	7,800	410,692
East Japan Railway Co.	6,500	623,719
Fanuc Corp.	1,800	385,579
Funai Soken Holdings, Inc.	1,950	45,700
GCA Savvian Group Corp.	3,100	27,535
Goldcrest Co. Ltd.	2,960	63,007
Honda Motor Co. Ltd.	18,500	636,140
Hoya Corp.	9,300	498,688
Idemitsu Kosan Co. Ltd.	4,500	176,386
Itochu Corp.	25,300	507,759
Japan Tobacco, Inc.	8,120	218,115
Kao Corp.	3,700	265,857
Keyence Corp.	2,342	1,434,721
Kobayashi Pharmaceutical Co. Ltd.	1,000	84,431
Komatsu Ltd.	14,300	487,469
Koshidaka Holdings Co. Ltd.	1,100	66,813
Kusuri No Aoki Holdings Co. Ltd.	500	34,349
Lasertec Corp.	2,600	86,809
Makita Corp.	6,100	274,533
Medikit Co. Ltd.	600	32,986
Miroku Jyoho Service Co., Ltd.	900	25,686
Misumi Group, Inc.	25,800	715,093
Mitsubishi UFJ Financial Group, Inc.	109,800	735,808
Mitsuboshi Belting Ltd.	2,000	22,887
Mitsui Fudosan Co. Ltd.	11,100	285,471
Nabtesco Corp.	7,300	264,101
Nagaileben Co. Ltd.	2,900	76,851
Nakano Refrigerators Co. Ltd.	700	32,913
ND Software Co. Ltd.	1,300	12,260
Nihon Parkerizing Co. Ltd.	7,100	112,683
Nintendo Co. Ltd.	1,100	462,194
Nomura Holdings, Inc.	46,200	266,091
NS Tool Co. Ltd.	1,000	27,259
OBIC Co. Ltd.	5,600	469,740
Olympus Corp.	4,800	179,363
Oracle Corp. Japan	2,400	197,585
ORIX Corp.	25,900	455,832
OSG Corp.	15,700	348,697
Panasonic Corp.	19,000	281,336
Paramount Bed Holdings Co. Ltd.	1,800	89,572
ProNexus, Inc.	2,900	37,563
Recruit Holdings Co. Ltd.	10,100	233,468
San-Ai Oil Co. Ltd.	4,500	70,966
Shin-Etsu Chemical Co. Ltd.	3,300	332,204
Shinsei Bank Ltd.	13,500	210,922
SHO-BOND Holdings Co. Ltd.	5,240	396,883
Shoei Co. Ltd.	2,000	74,369
SK Kaken Co. Ltd.	100	10,199
SoftBank Corp.	4,100	313,276
Software Service, Inc.	500	35,172
Sony Corp.	5,100	238,201
Sony Financial Holdings, Inc.	14,300	261,486
Subaru Corp.	8,100	272,593
Sumitomo Mitsui Financial Group, Inc.	11,300	470,964
T&D Holdings, Inc.	15,800	268,681
Taiheiyo Cement Corp.	5,100	193,373
Techno Medica Co. Ltd.	500	9,559
The Monogatari Corp.	280	30,531
TKC Corp.	1,000	40,020
Tocalo Co. Ltd.	1,200	14,962
Tokio Marine Holdings, Inc.	8,600	406,872
USS Co. Ltd.	38,400	808,255
Welcia Holdings Co. Ltd.	1,200	61,800
Workman Co. Ltd.	1,300	51,848
Yamada Consulting Group Co. Ltd.	1,900	54,052
Yamato Kogyo Co. Ltd.	800	23,783

TOTAL JAPAN		17,240,203

Kenya - 0.4%
Safaricom Ltd.	1,588,700	447,465
Korea (South) - 2.3%
BGF Retail Co. Ltd.	1,146	204,390
Leeno Industrial, Inc.	264	14,125
LG Chemical Ltd.	810	272,288
LG Household & Health Care Ltd.	225	287,835
NAVER Corp.	237	158,454
Samsung Electronics Co. Ltd.	759	1,880,802

TOTAL KOREA (SOUTH)		2,817,894

Mexico - 1.2%
Consorcio ARA S.A.B. de CV	41,655	15,725
Embotelladoras Arca S.A.B. de CV	27,400	189,376
Fomento Economico Mexicano S.A.B. de CV:
unit	29,000	280,323
sponsored ADR	1,833	177,178
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	19,500	202,840
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	11,110	199,798
Grupo Mexico SA de CV Series B	54,300	180,506
Wal-Mart de Mexico SA de CV Series V	79,600	221,196

TOTAL MEXICO		1,466,942

Netherlands - 2.1%
Aalberts Industries NV	1,700	83,841
ASML Holding NV (Netherlands)	5,600	1,065,103
ING Groep NV (Certificaten Van Aandelen)	31,076	523,647
Koninklijke Philips Electronics NV	5,100	215,864
RELX NV	10,125	215,378
Takeaway.com Holding BV (a)(b)	600	34,924
VastNed Retail NV	596	29,833
Wolters Kluwer NV	5,100	276,097
Yandex NV Series A (a)	5,197	173,372

TOTAL NETHERLANDS		2,618,059

New Zealand - 0.1%
Auckland International Airport Ltd.	28,018	125,772
Norway - 0.6%
Kongsberg Gruppen ASA	1,900	46,657
Schibsted ASA (B Shares)	5,321	143,268
Skandiabanken ASA (b)	3,000	27,112
Statoil ASA	21,785	557,101

TOTAL NORWAY		774,138

Philippines - 0.7%
Ayala Corp.	10,810	201,384
Ayala Land, Inc.	262,000	206,192
Jollibee Food Corp.	7,250	39,904
SM Investments Corp.	11,620	210,446
SM Prime Holdings, Inc.	314,700	207,707

TOTAL PHILIPPINES		865,633

Portugal - 0.2%
Galp Energia SGPS SA Class B	13,658	262,492
Russia - 0.3%
Sberbank of Russia	116,230	414,301
South Africa - 2.4%
Capitec Bank Holdings Ltd.	2,824	201,052
Clicks Group Ltd.	23,630	404,000
Discovery Ltd.	13,922	193,305
FirstRand Ltd.	52,950	283,575
Mondi Ltd.	6,814	198,797
Naspers Ltd. Class N	5,918	1,441,741
Sanlam Ltd.	34,626	218,733

TOTAL SOUTH AFRICA		2,941,203

Spain - 2.6%
Amadeus IT Holding SA Class A	12,400	908,936
Banco Bilbao Vizcaya Argentaria SA	18,100	146,466
Banco Santander SA (Spain)	142,726	926,068
CaixaBank SA	71,306	346,752
Hispania Activos Inmobiliarios SA	8,395	178,425
Masmovil Ibercom SA (a)	821	118,576
Merlin Properties Socimi SA	10,300	159,210
Prosegur Compania de Seguridad SA (Reg.)	39,976	303,167
Unicaja Banco SA	84,700	153,528

TOTAL SPAIN		3,241,128

Sweden - 2.9%
Addlife AB	1,000	20,956
AddTech AB (B Shares)	3,000	62,558
Alfa Laval AB	9,000	223,750
ASSA ABLOY AB (B Shares)	37,700	793,036
Atlas Copco AB (A Shares)	15,800	620,874
Fagerhult AB	21,125	215,914
Investor AB (B Shares)	6,067	265,429
Lagercrantz Group AB (B Shares)	4,600	43,286
Loomis AB (B Shares)	4,200	153,579
Nordea Bank AB	47,667	486,542
Saab AB (B Shares)	1,300	53,371
Svenska Handelsbanken AB (A Shares)	23,145	258,119
Swedbank AB (A Shares)	15,300	333,636

TOTAL SWEDEN		3,531,050

Switzerland - 4.9%
Credit Suisse Group AG	24,558	414,201
Lafargeholcim Ltd. (Reg.)	3,990	222,892
Nestle SA (Reg. S)	21,158	1,639,112
Novartis AG	14,049	1,081,412
Roche Holding AG (participation certificate)	4,364	969,626
Schindler Holding AG:
(participation certificate)	1,564	324,479
(Reg.)	324	65,094
Sika AG	20	145,913
Tecan Group AG	210	46,408
UBS Group AG	37,089	623,095
Zurich Insurance Group AG	1,602	511,736

TOTAL SWITZERLAND		6,043,968

Taiwan - 1.4%
Addcn Technology Co. Ltd.	3,772	32,607
Taiwan Semiconductor Manufacturing Co. Ltd.	223,035	1,695,925

TOTAL TAIWAN		1,728,532

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	108,700	244,507
C.P. ALL PCL (For. Reg.)	97,400	267,899

TOTAL THAILAND		512,406

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi A/S	23,988	147,751
Tupras Turkiye Petrol Rafinerileri A/S	11,000	280,274
Turkcell Iletisim Hizmet A/S	55,000	189,016

TOTAL TURKEY		617,041

United Arab Emirates - 0.2%
DP World Ltd.	8,675	193,019
United Kingdom - 9.9%
Alliance Pharma PLC	18,714	20,868
Ascential PLC	10,612	61,565
AstraZeneca PLC (United Kingdom)	6,068	424,774
Aviva PLC	61,683	448,168
Avon Rubber PLC	1,500	27,775
BAE Systems PLC	76,202	639,352
BHP Billiton PLC	24,140	514,723
BP PLC	125,375	931,281
British American Tobacco PLC (United Kingdom)	19,012	1,042,761
Bunzl PLC	8,846	257,084
Cineworld Group PLC	7,700	27,604
Compass Group PLC	10,448	224,387
Dechra Pharmaceuticals PLC	4,100	154,771
DP Poland PLC (a)	40,100	16,838
Elementis PLC	44,408	173,383
GlaxoSmithKline PLC	12,475	250,213
Great Portland Estates PLC	5,506	52,864
Hilton Food Group PLC	2,654	32,372
Howden Joinery Group PLC	4,500	29,532
HSBC Holdings PLC sponsored ADR	8,131	408,664
Imperial Tobacco Group PLC	9,638	345,582
Informa PLC	81,957	833,815
InterContinental Hotel Group PLC ADR	9,091	578,551
ITE Group PLC	17,600	36,829
Liberty Global PLC Class A (a)	6,300	189,882
Melrose Industries PLC	52,773	165,648
Micro Focus International PLC	8,658	149,291
NMC Health PLC	3,662	179,880
Prudential PLC	38,892	1,000,071
Reckitt Benckiser Group PLC	5,551	435,465
Rightmove PLC	2,400	150,831
Royal Dutch Shell PLC Class B sponsored ADR	11,000	796,620
Shaftesbury PLC	13,137	182,847
Spectris PLC	10,070	372,925
Spirax-Sarco Engineering PLC	1,899	150,717
Standard Chartered PLC (United Kingdom)	31,309	330,601
Standard Life PLC	64,324	323,491
The Weir Group PLC	7,800	229,369
Topps Tiles PLC	19,600	18,618
Ultra Electronics Holdings PLC	2,001	38,787

TOTAL UNITED KINGDOM		12,248,799

United States of America - 8.4%
A.O. Smith Corp.	2,762	169,449
Alphabet, Inc. Class A (a)	771	785,325
Amgen, Inc.	1,100	191,928
Amphenol Corp. Class A	2,040	170,768
Autoliv, Inc.	3,474	465,690
Berkshire Hathaway, Inc. Class B (a)	2,416	468,052
Black Knight, Inc. (a)	2,100	102,165
ConocoPhillips Co.	4,500	294,750
Facebook, Inc. Class A (a)	1,000	172,000
Hilton Worldwide Holdings, Inc.	2,100	165,564
Martin Marietta Materials, Inc.	1,930	375,906
MasterCard, Inc. Class A	6,253	1,114,722
Mettler-Toledo International, Inc. (a)	300	167,979
Mohawk Industries, Inc. (a)	1,365	286,486
Moody's Corp.	2,839	460,486
MSCI, Inc.	3,951	591,978
NVIDIA Corp.	800	179,920
PayPal Holdings, Inc. (a)	4,400	328,284
Philip Morris International, Inc.	5,300	434,600
PriceSmart, Inc.	2,385	208,926
ResMed, Inc.	4,610	436,290
S&P Global, Inc.	4,201	792,309
Sherwin-Williams Co.	1,500	551,490
Visa, Inc. Class A	9,231	1,171,229
Yum China Holdings, Inc.	6,600	282,216

TOTAL UNITED STATES OF AMERICA		10,368,512

TOTAL COMMON STOCKS
(Cost $103,674,967)		118,543,611

Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.1%
Ambev SA sponsored ADR	53,100	351,522
Itau Unibanco Holding SA	48,270	702,858
Itausa-Investimentos Itau SA (PN)	68,700	266,901

TOTAL BRAZIL		1,321,281

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	3,500	299,243
Sartorius AG (non-vtg.)	630	97,229

TOTAL GERMANY		396,472

Spain - 0.1%
Grifols SA Class B	8,100	166,960
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,667,580)		1,884,713

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.74% (d)	2,080,643	2,081,059
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	824,105	824,187
TOTAL MONEY MARKET FUNDS
(Cost $2,905,246)		2,905,246
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $108,247,793)		123,333,570
NET OTHER ASSETS (LIABILITIES) - 0.1%		74,171
NET ASSETS - 100%		$123,407,741

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,963 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,811
Fidelity Securities Lending Cash Central Fund	4,991
Total	$18,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,952,673	$8,115,349	$4,837,324	$--
Consumer Staples	9,573,626	5,056,240	4,517,386	--
Energy	6,185,544	3,044,755	3,140,789	--
Financials	28,459,216	14,145,867	14,313,349	--
Health Care	9,569,431	3,188,327	6,381,104	--
Industrials	17,952,413	13,714,762	4,237,651	--
Information Technology	21,582,545	15,662,300	5,920,245	--
Materials	10,023,108	6,860,506	3,162,602	--
Real Estate	1,846,413	1,432,514	413,899	--
Telecommunication Services	1,737,657	920,277	817,380	--
Utilities	545,698	379,881	165,817	--
Money Market Funds	2,905,246	2,905,246	--	--
Total Investments in Securities:	$123,333,570	$75,426,024	$47,907,546	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$17,647,146
Level 2 to Level 1	$14,652,933

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $790,441) — See accompanying schedule: Unaffiliated issuers (cost $105,342,547)	$120,428,324
Fidelity Central Funds (cost $2,905,246)	2,905,246
Total Investment in Securities (cost $108,247,793)		$123,333,570
Cash		34,369
Foreign currency held at value (cost $94,888)		95,096
Receivable for investments sold		419,733
Receivable for fund shares sold		124,436
Dividends receivable		879,578
Distributions receivable from Fidelity Central Funds		4,287
Prepaid expenses		57
Receivable from investment adviser for expense reductions		14,725
Other receivables		20,886
Total assets		124,926,737
Liabilities
Payable for investments purchased	$324,866
Payable for fund shares redeemed	117,530
Accrued management fee	86,427
Distribution and service plan fees payable	10,956
Other affiliated payables	24,314
Other payables and accrued expenses	130,754
Collateral on securities loaned	824,149
Total liabilities		1,518,996
Net Assets		$123,407,741
Net Assets consist of:
Paid in capital		$111,147,897
Undistributed net investment income		552,973
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,319,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,026,865
Net Assets		$123,407,741
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,924,317 ÷ 966,239 shares)		$9.24
Maximum offering price per share (100/94.25 of $9.24)		$9.80
Class M:
Net Asset Value and redemption price per share ($15,163,646 ÷ 1,634,961 shares)		$9.27
Maximum offering price per share (100/96.50 of $9.27)		$9.61
Class C:
Net Asset Value and offering price per share ($3,254,365 ÷ 352,101 shares)(a)		$9.24
Total International Equity:
Net Asset Value, offering price and redemption price per share ($85,981,011 ÷ 9,281,532 shares)		$9.26
Class I:
Net Asset Value, offering price and redemption price per share ($9,716,529 ÷ 1,053,884 shares)		$9.22
Class Z:
Net Asset Value, offering price and redemption price per share ($367,873 ÷ 39,805 shares)		$9.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,479,305
Income from Fidelity Central Funds		18,802
Income before foreign taxes withheld		1,498,107
Less foreign taxes withheld		(143,321)
Total income		1,354,786
Expenses
Management fee
Basic fee	$424,732
Performance adjustment	95,601
Transfer agent fees	113,886
Distribution and service plan fees	67,578
Accounting and security lending fees	31,876
Custodian fees and expenses	71,300
Independent trustees' fees and expenses	241
Registration fees	39,408
Audit	49,680
Legal	1,205
Miscellaneous	419
Total expenses before reductions	895,926
Expense reductions	(95,755)	800,171
Net investment income (loss)		554,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,187,699
Fidelity Central Funds	91
Foreign currency transactions	(7,315)
Total net realized gain (loss)		3,180,475
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $57,326)	(865,993)
Assets and liabilities in foreign currencies	(4,986)
Total change in net unrealized appreciation (depreciation)		(870,979)
Net gain (loss)		2,309,496
Net increase (decrease) in net assets resulting from operations		$2,864,111

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$554,615	$2,786,915
Net realized gain (loss)	3,180,475	70,763,610
Change in net unrealized appreciation (depreciation)	(870,979)	(21,931,310)
Net increase (decrease) in net assets resulting from operations	2,864,111	51,619,215
Distributions to shareholders from net investment income	(1,843,688)	(4,227,310)
Distributions to shareholders from net realized gain	(2,829,792)	–
Total distributions	(4,673,480)	(4,227,310)
Share transactions - net increase (decrease)	7,720,597	(237,908,011)
Redemption fees	13	2,629
Total increase (decrease) in net assets	5,911,241	(190,513,477)
Net Assets
Beginning of period	117,496,500	308,009,977
End of period	$123,407,741	$117,496,500
Other Information
Undistributed net investment income end of period	$552,973	$1,842,046

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$7.67	$7.79	$8.00	$8.27	$7.31
Income from Investment Operations
Net investment income (loss)A	.04	.09	.08	.07	.13	.09
Net realized and unrealized gain (loss)	.19	1.71	(.14)	(.14)	(.12)	1.24
Total from investment operations	.23	1.80	(.06)	(.07)	.01	1.33
Distributions from net investment income	(.15)	(.08)	(.06)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.38)	(.08)	(.06)	(.14)	(.28)	(.37)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.24	$9.39	$7.67	$7.79	$8.00	$8.27
Total ReturnD,E,F	2.50%	23.78%	(.76)%	(.89)%	.19%	19.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.67%	1.52%	1.48%	1.44%	1.50%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.44%	1.45%
Expenses net of all reductions	1.44%I	1.43%	1.45%	1.44%	1.44%	1.43%
Net investment income (loss)	.76%I	1.02%	1.10%	.86%	1.63%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$8,924	$9,292	$8,576	$9,163	$9,164	$9,034
Portfolio turnover rateJ	53%I	66%K	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$7.70	$7.81	$8.04	$8.32	$7.37
Income from Investment Operations
Net investment income (loss)A	.02	.06	.06	.05	.11	.07
Net realized and unrealized gain (loss)	.19	1.73	(.13)	(.15)	(.12)	1.25
Total from investment operations	.21	1.79	(.07)	(.10)	(.01)	1.32
Distributions from net investment income	(.13)	(.07)	(.04)	(.09)	(.09)	(.13)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.36)	(.07)	(.04)	(.13)	(.27)	(.37)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.27	$9.42	$7.70	$7.81	$8.04	$8.32
Total ReturnD,E,F	2.28%	23.41%	(.86)%	(1.26)%	(.06)%	18.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.88%I	1.90%	1.73%	1.70%	1.68%	1.75%
Expenses net of fee waivers, if any	1.70%I	1.70%	1.70%	1.70%	1.68%	1.70%
Expenses net of all reductions	1.69%I	1.68%	1.69%	1.69%	1.68%	1.67%
Net investment income (loss)	.51%I	.77%	.85%	.61%	1.38%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$15,164	$15,894	$13,893	$13,962	$10,282	$7,909
Portfolio turnover rateJ	53%I	66%K	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.37	$7.66	$7.77	$8.00	$8.28	$7.31
Income from Investment Operations
Net investment income (loss)A	–B	.02	.03	.01	.07	.04
Net realized and unrealized gain (loss)	.19	1.71	(.14)	(.15)	(.12)	1.25
Total from investment operations	.19	1.73	(.11)	(.14)	(.05)	1.29
Distributions from net investment income	(.10)	(.02)	–	(.05)	(.05)	(.08)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.32)C	(.02)	–	(.09)	(.23)	(.32)D
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$9.24	$9.37	$7.66	$7.77	$8.00	$8.28
Total ReturnE,F,G	2.11%	22.70%	(1.42)%	(1.73)%	(.57)%	18.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.47%J	2.48%	2.30%	2.26%	2.22%	2.26%
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.19%J	2.18%	2.20%	2.19%	2.20%	2.18%
Net investment income (loss)	.01%J	.27%	.35%	.11%	.87%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$3,254	$3,211	$2,713	$3,311	$4,028	$3,584
Portfolio turnover rateK	53%J	66%L	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.226 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$7.70	$7.82	$8.03	$8.29	$7.32
Income from Investment Operations
Net investment income (loss)A	.05	.11	.11	.10	.16	.12
Net realized and unrealized gain (loss)	.19	1.70	(.13)	(.14)	(.12)	1.24
Total from investment operations	.24	1.81	(.02)	(.04)	.04	1.36
Distributions from net investment income	(.15)	(.11)	(.10)	(.13)	(.12)	(.15)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.38)	(.11)	(.10)	(.17)	(.30)	(.39)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.26	$9.40	$7.70	$7.82	$8.03	$8.29
Total ReturnD,E	2.57%	23.86%	(.32)%	(.51)%	.55%	19.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.15%	1.11%	1.07%	1.04%	1.09%
Expenses net of fee waivers, if any	1.20%H	1.14%	1.11%	1.07%	1.04%	1.09%
Expenses net of all reductions	1.19%H	1.13%	1.10%	1.06%	1.04%	1.07%
Net investment income (loss)	1.01%H	1.33%	1.44%	1.24%	2.03%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$85,981	$82,077	$280,672	$307,035	$324,438	$324,395
Portfolio turnover rateI	53%H	66%J	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$7.66	$7.78	$7.99	$8.26	$7.30
Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.09	.15	.11
Net realized and unrealized gain (loss)	.19	1.71	(.13)	(.14)	(.12)	1.24
Total from investment operations	.24	1.82	(.03)	(.05)	.03	1.35
Distributions from net investment income	(.17)	(.10)	(.09)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.40)	(.10)	(.09)	(.16)	(.30)	(.39)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.22	$9.38	$7.66	$7.78	$7.99	$8.26
Total ReturnD,E	2.61%	24.08%	(.43)%	(.64)%	.37%	19.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.42%	1.22%	1.17%	1.15%	1.21%
Expenses net of fee waivers, if any	1.20%H	1.20%	1.20%	1.17%	1.15%	1.20%
Expenses net of all reductions	1.19%H	1.18%	1.20%	1.16%	1.15%	1.18%
Net investment income (loss)	1.01%H	1.28%	1.35%	1.14%	1.91%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$9,717	$6,776	$2,156	$2,602	$2,240	$2,372
Portfolio turnover rateI	53%H	66%J	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$7.73
Income from Investment Operations
Net investment income (loss)B	.05	.08
Net realized and unrealized gain (loss)	.20	1.58
Total from investment operations	.25	1.66
Distributions from net investment income	(.17)	–
Distributions from net realized gain	(.23)	–
Total distributions	(.40)	–
Redemption fees added to paid in capitalB,C	–	–
Net asset value, end of period	$9.24	$9.39
Total ReturnD,E	2.71%	21.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.32%H
Expenses net of fee waivers, if any	1.05%H	1.05%H
Expenses net of all reductions	1.04%H	1.04%H
Net investment income (loss)	1.16%H	1.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$368	$246
Portfolio turnover rateI	53%H	66%J

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,724,271
Gross unrealized depreciation	(4,286,044)
Net unrealized appreciation (depreciation)	$14,438,227
Tax cost	$108,895,343

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(5,453,268)

Due to a large redemption in a prior period, $5,453,268 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $2,189,706 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,022,649 and $32,010,577, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$11,607	$1,022
Class M	.25%	.25%	39,436	477
Class C	.75%	.25%	16,535	2,807
			$67,578	$4,306

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,303
Class M	1,138
Class C(a)	721
$4,162

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,722.23
Class M	17,548.22
Class C	5,055.31
Total International Equity	72,783.17
Class I	7,715.18
Class Z	63.05
	$113,886

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $133 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 30,358,599 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $259,566,026. The Fund had a net realized gain of $51,686,661 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,991. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$9,030
Class M	1.70%	14,595
Class C	2.20%	4,429
Total International Equity	1.20%	56,001
Class I	1.20%	5,936
Class Z	1.05%	218
		$90,209

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,950 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $596.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$151,458	$92,173
Class M	219,262	119,902
Class C	33,155	8,223
Total International Equity	1,290,652	3,979,536
Class I	144,575	27,476
Class Z	4,586	–
Total	$1,843,688	$4,227,310
From net realized gain
Class A	$225,194	$–
Class M	372,580	–
Class C	77,248	–
Total International Equity	1,957,633	–
Class I	191,076	–
Class Z	6,061	–
Total	$2,829,792	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017(a)	Six months ended April 30, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	110,826	192,334	$1,039,758	$1,631,763
Reinvestment of distributions	41,465	12,257	376,502	91,682
Shares redeemed	(175,572)	(332,738)	(1,639,375)	(2,778,571)
Net increase (decrease)	(23,281)	(128,147)	$(223,115)	$(1,055,126)
Class M
Shares sold	58,871	238,813	$558,124	$1,896,741
Reinvestment of distributions	64,894	15,944	591,835	119,902
Shares redeemed	(176,260)	(372,174)	(1,659,112)	(3,041,931)
Net increase (decrease)	(52,495)	(117,417)	$(509,153)	$(1,025,288)
Class C
Shares sold	40,743	96,785	$387,808	$808,355
Reinvestment of distributions	12,119	1,070	110,403	8,046
Shares redeemed	(43,295)	(109,698)	(407,499)	(920,097)
Net increase (decrease)	9,567	(11,843)	$90,712	$(103,696)
Total International Equity
Shares sold	1,038,947	6,763,065	$9,856,225	$53,465,510
Reinvestment of distributions	329,975	523,250	3,002,772	3,913,907
Shares redeemed	(818,669)	(35,028,420)(b)	(7,717,657)	(297,076,095)(b)
Net increase (decrease)	550,253	(27,742,105)	$5,141,340	$(239,696,678)
Class I
Shares sold	377,043	604,657	$3,530,788	$5,121,757
Reinvestment of distributions	36,520	3,621	330,507	27,016
Shares redeemed	(82,109)	(167,386)	(765,596)	(1,392,556)
Net increase (decrease)	331,454	440,892	$3,095,699	$3,756,217
Class Z
Shares sold	14,798	26,796	$137,272	$221,657
Reinvestment of distributions	1,174	–	10,647	–
Shares redeemed	(2,394)	(569)	(22,805)	(5,097)
Net increase (decrease)	13,578	26,227	$125,114	$216,560

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to October 31, 2017

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.45%
Actual		$1,000.00	$1,025.00	$7.28
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class M	1.70%
Actual		$1,000.00	$1,022.80	$8.53
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class C	2.20%
Actual		$1,000.00	$1,021.10	$11.02
Hypothetical-C		$1,000.00	$1,013.88	$10.99
Total International Equity	1.20%
Actual		$1,000.00	$1,025.70	$6.03
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class I	1.20%
Actual		$1,000.00	$1,026.10	$6.03
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class Z	1.05%
Actual		$1,000.00	$1,027.10	$5.28
Hypothetical-C		$1,000.00	$1,019.59	$5.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ATIE-SANN-0618
1.853367.110

Fidelity® Total International Equity Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	14.0%
United States of America*	10.8%
United Kingdom	9.9%
France	6.6%
Germany	5.6%
Switzerland	4.9%
Canada	4.7%
Cayman Islands	4.5%
India	3.6%
Other	35.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	97.6
Short-Term Investments and Net Other Assets (Liabilities)	2.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
SAP SE (Germany, Software)	1.2
Naspers Ltd. Class N (South Africa, Media)	1.2
Keyence Corp. (Japan, Electronic Equipment & Components)	1.2
AIA Group Ltd. (Hong Kong, Insurance)	1.1
CSL Ltd. (Australia, Biotechnology)	1.1
13.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	22.9
Information Technology	17.3
Industrials	14.6
Consumer Discretionary	10.4
Materials	8.1
Consumer Staples	7.9
Health Care	7.7
Energy	5.1
Real Estate	1.5
Telecommunication Services	1.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	1,700	$164,764
Telecom Argentina SA Class B sponsored ADR	5,500	165,220

TOTAL ARGENTINA		329,984

Australia - 2.5%
Accent Group Ltd.	17,436	16,384
Adelaide Brighton Ltd.	7,189	34,684
Amcor Ltd.	15,195	156,584
Beacon Lighting Group Ltd.	15,420	17,078
Commonwealth Bank of Australia	12,417	668,586
CSL Ltd.	10,391	1,330,973
DuluxGroup Ltd.	9,393	54,612
Imdex Ltd. (a)	41,011	38,243
Insurance Australia Group Ltd.	47,430	280,782
Macquarie Group Ltd.	3,880	315,980
Magellan Financial Group Ltd.	7,387	129,054

TOTAL AUSTRALIA		3,042,960

Austria - 0.7%
Andritz AG	8,972	482,789
Erste Group Bank AG	7,800	382,423

TOTAL AUSTRIA		865,212

Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC	7,500	35,625
Wolseley PLC	3,248	249,511

TOTAL BAILIWICK OF JERSEY		285,136

Belgium - 1.4%
Anheuser-Busch InBev SA NV	5,771	576,481
KBC Ancora	1,311	79,554
KBC Groep NV	10,652	931,307
Umicore SA	3,228	180,328

TOTAL BELGIUM		1,767,670

Bermuda - 0.3%
Credicorp Ltd. (United States)	1,212	281,778
Vostok New Ventures Ltd. (depositary receipt) (a)	3,860	32,355

TOTAL BERMUDA		314,133

Brazil - 1.7%
BM&F BOVESPA SA	36,500	263,602
BTG Pactual Participations Ltd. unit	25,500	162,905
CVC Brasil Operadora e Agencia de Viagens SA	11,400	188,709
Equatorial Energia SA	9,500	192,945
Hapvida Participacoes e Investimentos SA	22,100	174,431
IRB Brasil Resseguros SA	13,800	186,327
Itau Unibanco Holding SA	4,000	50,354
Itausa-Investimentos Itau SA	1,756	6,767
Localiza Rent A Car SA	23,200	184,702
Lojas Renner SA	21,400	199,205
Notre Dame Intermedica Participacoes SA	34,500	200,902
Suzano Papel e Celulose SA	19,500	228,554

TOTAL BRAZIL		2,039,403

Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,722	679,721
Canadian National Railway Co.	9,263	715,458
Canadian Pacific Railway Ltd.	3,653	666,556
CCL Industries, Inc. Class B	12,290	596,146
Constellation Software, Inc.	957	683,961
Franco-Nevada Corp.	8,859	628,365
McCoy Global, Inc. (a)	7,100	7,078
New Look Vision Group, Inc.	1,300	32,906
Nutrien Ltd.	15,765	717,679
Pason Systems, Inc.	20,491	286,470
PrairieSky Royalty Ltd.	14,273	316,486
ShawCor Ltd. Class A	800	15,477
Suncor Energy, Inc.	13,500	516,258

TOTAL CANADA		5,862,561

Cayman Islands - 4.5%
58.com, Inc. ADR (a)	4,900	428,211
Alibaba Group Holding Ltd. sponsored ADR (a)	10,982	1,960,737
JD.com, Inc. sponsored ADR (a)	8,800	321,288
Melco Crown Entertainment Ltd. sponsored ADR	6,200	193,502
New Oriental Education & Technology Group, Inc. sponsored ADR	2,660	238,974
Ping An Healthcare and Technology Co. Ltd. (a)	2,700	18,852
Sands China Ltd.	32,000	184,940
Shenzhou International Group Holdings Ltd.	22,000	240,157
Tencent Holdings Ltd.	39,500	1,941,936
Value Partners Group Ltd.	20,000	18,918

TOTAL CAYMAN ISLANDS		5,547,515

Chile - 0.2%
Banco Santander Chile sponsored ADR	6,100	201,483
China - 2.1%
China International Travel Service Corp. Ltd. (A Shares)	20,500	167,592
China Merchants Bank Co. Ltd. (H Shares)	63,500	276,885
Dong E-E-Jiao Co. Ltd. Class A	17,500	162,863
Gree Electric Appliances, Inc. of Zhuhai Class A	23,000	159,514
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	27,100	164,142
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	41,082	170,097
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	10,100	177,966
Kweichow Moutai Co. Ltd. (A Shares)	1,594	165,982
Midea Group Co. Ltd. Class A	21,100	171,555
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	49,000	478,799
Shanghai International Airport Co. Ltd. (A Shares)	23,900	187,714
Shenzhen Inovance Technology Co. Ltd. Class A	37,000	191,469
Yunnan Baiyao Group Co. Ltd.	11,700	174,723

TOTAL CHINA		2,649,301

Denmark - 0.5%
Jyske Bank A/S (Reg.)	4,854	291,805
Novo Nordisk A/S Series B sponsored ADR	5,100	239,394
Scandinavian Tobacco Group A/S (b)	1,550	25,927
SimCorp A/S	400	29,123
Spar Nord Bank A/S	4,231	48,484

TOTAL DENMARK		634,733

Finland - 0.4%
Sampo Oyj (A Shares)	6,653	359,529
Tikkurila Oyj	7,680	138,930

TOTAL FINLAND		498,459

France - 6.6%
Accor SA	3,800	215,081
Atos Origin SA	2,936	396,743
AXA SA (c)	22,006	629,342
Bouygues SA	5,303	270,565
Capgemini SA	2,602	358,208
Compagnie de St. Gobain	3,900	204,846
Edenred SA	6,900	237,475
Elis SA	10,751	257,321
Kering SA	300	173,749
Laurent-Perrier Group SA	259	32,684
Legrand SA	3,600	280,405
LVMH Moet Hennessy - Louis Vuitton SA (c)	566	196,975
Natixis SA	42,900	352,903
Pernod Ricard SA	1,100	182,716
Rubis	2,400	186,936
Safran SA	3,500	410,516
Sanofi SA	8,336	659,064
Societe Generale Series A	11,100	607,490
SR Teleperformance SA	1,900	304,931
Total SA (c)	19,344	1,215,804
Vetoquinol SA	600	38,112
VINCI SA	5,300	529,914
Virbac SA (a)	170	26,524
Vivendi SA	12,552	331,804

TOTAL FRANCE		8,100,108

Germany - 5.3%
adidas AG	734	180,733
BASF AG	6,995	727,784
Bayer AG	5,700	681,262
Brenntag AG	3,500	200,848
CompuGroup Medical AG	2,146	112,057
CTS Eventim AG	2,012	94,369
Deutsche Post AG	6,277	272,450
Deutsche Telekom AG	28,800	504,104
Fielmann AG	358	29,441
Fresenius SE & Co. KGaA	2,100	160,628
Hannover Reuck SE	2,500	352,015
HeidelbergCement Finance AG	2,000	196,259
Linde AG	3,000	666,776
MTU Aero Engines Holdings AG	1,200	207,224
Nexus AG	1,420	47,500
SAP SE	13,268	1,474,150
Vonovia SE	8,665	435,401
WashTec AG	400	38,595
Wirecard AG	1,500	204,869

TOTAL GERMANY		6,586,465

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	900	21,498
Hong Kong - 1.6%
AIA Group Ltd.	158,400	1,415,652
CSPC Pharmaceutical Group Ltd.	96,000	244,518
Galaxy Entertainment Group Ltd.	21,000	183,805
Techtronic Industries Co. Ltd.	30,000	175,746

TOTAL HONG KONG		2,019,721

Hungary - 0.2%
OTP Bank PLC	5,300	231,554
India - 3.6%
Adani Ports & Special Economic Zone Ltd.	35,777	218,851
Asian Paints Ltd.	11,557	208,544
Eicher Motors Ltd.	451	210,719
Godrej Consumer Products Ltd.	11,927	199,863
HDFC Bank Ltd.	5,849	176,288
Hero Motocorp Ltd.	3,589	201,046
Housing Development Finance Corp. Ltd.	31,556	892,815
Indraprastha Gas Ltd.	38,447	165,817
IndusInd Bank Ltd.	6,813	193,802
Jyothy Laboratories Ltd.	2,614	14,241
Kotak Mahindra Bank Ltd. (a)	10,824	196,822
Larsen & Toubro Ltd.	11,829	248,665
LIC Housing Finance Ltd.	22,434	183,673
Maruti Suzuki India Ltd.	1,978	261,497
Motherson Sumi Systems Ltd.	37,292	197,584
PC Jeweller Ltd.	12,069	26,129
Pidilite Industries Ltd. (a)	11,106	181,112
Reliance Industries Ltd.	30,239	436,603
Ultratech Cemco Ltd.	3,130	192,974

TOTAL INDIA		4,407,045

Indonesia - 0.5%
PT Bank Central Asia Tbk	162,100	256,326
PT Bank Rakyat Indonesia Tbk	1,586,800	365,866

TOTAL INDONESIA		622,192

Ireland - 1.5%
Accenture PLC Class A	1,200	181,440
Allergan PLC	500	76,825
CRH PLC	7,087	251,669
CRH PLC sponsored ADR	20,929	740,049
FBD Holdings PLC	1,972	27,981
James Hardie Industries PLC CDI	34,139	602,876

TOTAL IRELAND		1,880,840

Isle of Man - 0.2%
Playtech Ltd.	22,130	246,960
Israel - 0.3%
Azrieli Group	282	12,937
Frutarom Industries Ltd.	1,800	172,800
Ituran Location & Control Ltd.	2,261	70,882
Strauss Group Ltd.	2,659	54,843

TOTAL ISRAEL		311,462

Italy - 1.3%
Assicurazioni Generali SpA	14,600	295,142
Azimut Holding SpA	1,114	23,448
Beni Stabili SpA SIIQ	34,326	32,519
Interpump Group SpA	12,891	410,662
Intesa Sanpaolo SpA	155,600	591,896
Mediobanca SpA	21,802	264,992

TOTAL ITALY		1,618,659

Japan - 14.0%
AEON Financial Service Co. Ltd.	6,900	161,959
Ai Holdings Corp.	1,100	29,452
Aoki Super Co. Ltd.	2,000	23,838
Artnature, Inc.	3,200	21,954
Asahi Co. Ltd.	1,100	13,503
Aucnet, Inc.	1,200	15,576
Azbil Corp.	4,900	228,595
Broadleaf Co. Ltd.	5,800	27,695
Central Automotive Products Ltd.	2,400	37,431
Coca-Cola West Co. Ltd.	800	34,468
Daiichikosho Co. Ltd.	1,400	73,637
Daikin Industries Ltd.	1,500	175,700
Daikokutenbussan Co. Ltd.	1,000	51,683
DENSO Corp.	7,800	410,692
East Japan Railway Co.	6,500	623,719
Fanuc Corp.	1,800	385,579
Funai Soken Holdings, Inc.	1,950	45,700
GCA Savvian Group Corp.	3,100	27,535
Goldcrest Co. Ltd.	2,960	63,007
Honda Motor Co. Ltd.	18,500	636,140
Hoya Corp.	9,300	498,688
Idemitsu Kosan Co. Ltd.	4,500	176,386
Itochu Corp.	25,300	507,759
Japan Tobacco, Inc.	8,120	218,115
Kao Corp.	3,700	265,857
Keyence Corp.	2,342	1,434,721
Kobayashi Pharmaceutical Co. Ltd.	1,000	84,431
Komatsu Ltd.	14,300	487,469
Koshidaka Holdings Co. Ltd.	1,100	66,813
Kusuri No Aoki Holdings Co. Ltd.	500	34,349
Lasertec Corp.	2,600	86,809
Makita Corp.	6,100	274,533
Medikit Co. Ltd.	600	32,986
Miroku Jyoho Service Co., Ltd.	900	25,686
Misumi Group, Inc.	25,800	715,093
Mitsubishi UFJ Financial Group, Inc.	109,800	735,808
Mitsuboshi Belting Ltd.	2,000	22,887
Mitsui Fudosan Co. Ltd.	11,100	285,471
Nabtesco Corp.	7,300	264,101
Nagaileben Co. Ltd.	2,900	76,851
Nakano Refrigerators Co. Ltd.	700	32,913
ND Software Co. Ltd.	1,300	12,260
Nihon Parkerizing Co. Ltd.	7,100	112,683
Nintendo Co. Ltd.	1,100	462,194
Nomura Holdings, Inc.	46,200	266,091
NS Tool Co. Ltd.	1,000	27,259
OBIC Co. Ltd.	5,600	469,740
Olympus Corp.	4,800	179,363
Oracle Corp. Japan	2,400	197,585
ORIX Corp.	25,900	455,832
OSG Corp.	15,700	348,697
Panasonic Corp.	19,000	281,336
Paramount Bed Holdings Co. Ltd.	1,800	89,572
ProNexus, Inc.	2,900	37,563
Recruit Holdings Co. Ltd.	10,100	233,468
San-Ai Oil Co. Ltd.	4,500	70,966
Shin-Etsu Chemical Co. Ltd.	3,300	332,204
Shinsei Bank Ltd.	13,500	210,922
SHO-BOND Holdings Co. Ltd.	5,240	396,883
Shoei Co. Ltd.	2,000	74,369
SK Kaken Co. Ltd.	100	10,199
SoftBank Corp.	4,100	313,276
Software Service, Inc.	500	35,172
Sony Corp.	5,100	238,201
Sony Financial Holdings, Inc.	14,300	261,486
Subaru Corp.	8,100	272,593
Sumitomo Mitsui Financial Group, Inc.	11,300	470,964
T&D Holdings, Inc.	15,800	268,681
Taiheiyo Cement Corp.	5,100	193,373
Techno Medica Co. Ltd.	500	9,559
The Monogatari Corp.	280	30,531
TKC Corp.	1,000	40,020
Tocalo Co. Ltd.	1,200	14,962
Tokio Marine Holdings, Inc.	8,600	406,872
USS Co. Ltd.	38,400	808,255
Welcia Holdings Co. Ltd.	1,200	61,800
Workman Co. Ltd.	1,300	51,848
Yamada Consulting Group Co. Ltd.	1,900	54,052
Yamato Kogyo Co. Ltd.	800	23,783

TOTAL JAPAN		17,240,203

Kenya - 0.4%
Safaricom Ltd.	1,588,700	447,465
Korea (South) - 2.3%
BGF Retail Co. Ltd.	1,146	204,390
Leeno Industrial, Inc.	264	14,125
LG Chemical Ltd.	810	272,288
LG Household & Health Care Ltd.	225	287,835
NAVER Corp.	237	158,454
Samsung Electronics Co. Ltd.	759	1,880,802

TOTAL KOREA (SOUTH)		2,817,894

Mexico - 1.2%
Consorcio ARA S.A.B. de CV	41,655	15,725
Embotelladoras Arca S.A.B. de CV	27,400	189,376
Fomento Economico Mexicano S.A.B. de CV:
unit	29,000	280,323
sponsored ADR	1,833	177,178
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	19,500	202,840
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	11,110	199,798
Grupo Mexico SA de CV Series B	54,300	180,506
Wal-Mart de Mexico SA de CV Series V	79,600	221,196

TOTAL MEXICO		1,466,942

Netherlands - 2.1%
Aalberts Industries NV	1,700	83,841
ASML Holding NV (Netherlands)	5,600	1,065,103
ING Groep NV (Certificaten Van Aandelen)	31,076	523,647
Koninklijke Philips Electronics NV	5,100	215,864
RELX NV	10,125	215,378
Takeaway.com Holding BV (a)(b)	600	34,924
VastNed Retail NV	596	29,833
Wolters Kluwer NV	5,100	276,097
Yandex NV Series A (a)	5,197	173,372

TOTAL NETHERLANDS		2,618,059

New Zealand - 0.1%
Auckland International Airport Ltd.	28,018	125,772
Norway - 0.6%
Kongsberg Gruppen ASA	1,900	46,657
Schibsted ASA (B Shares)	5,321	143,268
Skandiabanken ASA (b)	3,000	27,112
Statoil ASA	21,785	557,101

TOTAL NORWAY		774,138

Philippines - 0.7%
Ayala Corp.	10,810	201,384
Ayala Land, Inc.	262,000	206,192
Jollibee Food Corp.	7,250	39,904
SM Investments Corp.	11,620	210,446
SM Prime Holdings, Inc.	314,700	207,707

TOTAL PHILIPPINES		865,633

Portugal - 0.2%
Galp Energia SGPS SA Class B	13,658	262,492
Russia - 0.3%
Sberbank of Russia	116,230	414,301
South Africa - 2.4%
Capitec Bank Holdings Ltd.	2,824	201,052
Clicks Group Ltd.	23,630	404,000
Discovery Ltd.	13,922	193,305
FirstRand Ltd.	52,950	283,575
Mondi Ltd.	6,814	198,797
Naspers Ltd. Class N	5,918	1,441,741
Sanlam Ltd.	34,626	218,733

TOTAL SOUTH AFRICA		2,941,203

Spain - 2.6%
Amadeus IT Holding SA Class A	12,400	908,936
Banco Bilbao Vizcaya Argentaria SA	18,100	146,466
Banco Santander SA (Spain)	142,726	926,068
CaixaBank SA	71,306	346,752
Hispania Activos Inmobiliarios SA	8,395	178,425
Masmovil Ibercom SA (a)	821	118,576
Merlin Properties Socimi SA	10,300	159,210
Prosegur Compania de Seguridad SA (Reg.)	39,976	303,167
Unicaja Banco SA	84,700	153,528

TOTAL SPAIN		3,241,128

Sweden - 2.9%
Addlife AB	1,000	20,956
AddTech AB (B Shares)	3,000	62,558
Alfa Laval AB	9,000	223,750
ASSA ABLOY AB (B Shares)	37,700	793,036
Atlas Copco AB (A Shares)	15,800	620,874
Fagerhult AB	21,125	215,914
Investor AB (B Shares)	6,067	265,429
Lagercrantz Group AB (B Shares)	4,600	43,286
Loomis AB (B Shares)	4,200	153,579
Nordea Bank AB	47,667	486,542
Saab AB (B Shares)	1,300	53,371
Svenska Handelsbanken AB (A Shares)	23,145	258,119
Swedbank AB (A Shares)	15,300	333,636

TOTAL SWEDEN		3,531,050

Switzerland - 4.9%
Credit Suisse Group AG	24,558	414,201
Lafargeholcim Ltd. (Reg.)	3,990	222,892
Nestle SA (Reg. S)	21,158	1,639,112
Novartis AG	14,049	1,081,412
Roche Holding AG (participation certificate)	4,364	969,626
Schindler Holding AG:
(participation certificate)	1,564	324,479
(Reg.)	324	65,094
Sika AG	20	145,913
Tecan Group AG	210	46,408
UBS Group AG	37,089	623,095
Zurich Insurance Group AG	1,602	511,736

TOTAL SWITZERLAND		6,043,968

Taiwan - 1.4%
Addcn Technology Co. Ltd.	3,772	32,607
Taiwan Semiconductor Manufacturing Co. Ltd.	223,035	1,695,925

TOTAL TAIWAN		1,728,532

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	108,700	244,507
C.P. ALL PCL (For. Reg.)	97,400	267,899

TOTAL THAILAND		512,406

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi A/S	23,988	147,751
Tupras Turkiye Petrol Rafinerileri A/S	11,000	280,274
Turkcell Iletisim Hizmet A/S	55,000	189,016

TOTAL TURKEY		617,041

United Arab Emirates - 0.2%
DP World Ltd.	8,675	193,019
United Kingdom - 9.9%
Alliance Pharma PLC	18,714	20,868
Ascential PLC	10,612	61,565
AstraZeneca PLC (United Kingdom)	6,068	424,774
Aviva PLC	61,683	448,168
Avon Rubber PLC	1,500	27,775
BAE Systems PLC	76,202	639,352
BHP Billiton PLC	24,140	514,723
BP PLC	125,375	931,281
British American Tobacco PLC (United Kingdom)	19,012	1,042,761
Bunzl PLC	8,846	257,084
Cineworld Group PLC	7,700	27,604
Compass Group PLC	10,448	224,387
Dechra Pharmaceuticals PLC	4,100	154,771
DP Poland PLC (a)	40,100	16,838
Elementis PLC	44,408	173,383
GlaxoSmithKline PLC	12,475	250,213
Great Portland Estates PLC	5,506	52,864
Hilton Food Group PLC	2,654	32,372
Howden Joinery Group PLC	4,500	29,532
HSBC Holdings PLC sponsored ADR	8,131	408,664
Imperial Tobacco Group PLC	9,638	345,582
Informa PLC	81,957	833,815
InterContinental Hotel Group PLC ADR	9,091	578,551
ITE Group PLC	17,600	36,829
Liberty Global PLC Class A (a)	6,300	189,882
Melrose Industries PLC	52,773	165,648
Micro Focus International PLC	8,658	149,291
NMC Health PLC	3,662	179,880
Prudential PLC	38,892	1,000,071
Reckitt Benckiser Group PLC	5,551	435,465
Rightmove PLC	2,400	150,831
Royal Dutch Shell PLC Class B sponsored ADR	11,000	796,620
Shaftesbury PLC	13,137	182,847
Spectris PLC	10,070	372,925
Spirax-Sarco Engineering PLC	1,899	150,717
Standard Chartered PLC (United Kingdom)	31,309	330,601
Standard Life PLC	64,324	323,491
The Weir Group PLC	7,800	229,369
Topps Tiles PLC	19,600	18,618
Ultra Electronics Holdings PLC	2,001	38,787

TOTAL UNITED KINGDOM		12,248,799

United States of America - 8.4%
A.O. Smith Corp.	2,762	169,449
Alphabet, Inc. Class A (a)	771	785,325
Amgen, Inc.	1,100	191,928
Amphenol Corp. Class A	2,040	170,768
Autoliv, Inc.	3,474	465,690
Berkshire Hathaway, Inc. Class B (a)	2,416	468,052
Black Knight, Inc. (a)	2,100	102,165
ConocoPhillips Co.	4,500	294,750
Facebook, Inc. Class A (a)	1,000	172,000
Hilton Worldwide Holdings, Inc.	2,100	165,564
Martin Marietta Materials, Inc.	1,930	375,906
MasterCard, Inc. Class A	6,253	1,114,722
Mettler-Toledo International, Inc. (a)	300	167,979
Mohawk Industries, Inc. (a)	1,365	286,486
Moody's Corp.	2,839	460,486
MSCI, Inc.	3,951	591,978
NVIDIA Corp.	800	179,920
PayPal Holdings, Inc. (a)	4,400	328,284
Philip Morris International, Inc.	5,300	434,600
PriceSmart, Inc.	2,385	208,926
ResMed, Inc.	4,610	436,290
S&P Global, Inc.	4,201	792,309
Sherwin-Williams Co.	1,500	551,490
Visa, Inc. Class A	9,231	1,171,229
Yum China Holdings, Inc.	6,600	282,216

TOTAL UNITED STATES OF AMERICA		10,368,512

TOTAL COMMON STOCKS
(Cost $103,674,967)		118,543,611

Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.1%
Ambev SA sponsored ADR	53,100	351,522
Itau Unibanco Holding SA	48,270	702,858
Itausa-Investimentos Itau SA (PN)	68,700	266,901

TOTAL BRAZIL		1,321,281

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	3,500	299,243
Sartorius AG (non-vtg.)	630	97,229

TOTAL GERMANY		396,472

Spain - 0.1%
Grifols SA Class B	8,100	166,960
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,667,580)		1,884,713

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.74% (d)	2,080,643	2,081,059
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	824,105	824,187
TOTAL MONEY MARKET FUNDS
(Cost $2,905,246)		2,905,246
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $108,247,793)		123,333,570
NET OTHER ASSETS (LIABILITIES) - 0.1%		74,171
NET ASSETS - 100%		$123,407,741

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,963 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,811
Fidelity Securities Lending Cash Central Fund	4,991
Total	$18,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,952,673	$8,115,349	$4,837,324	$--
Consumer Staples	9,573,626	5,056,240	4,517,386	--
Energy	6,185,544	3,044,755	3,140,789	--
Financials	28,459,216	14,145,867	14,313,349	--
Health Care	9,569,431	3,188,327	6,381,104	--
Industrials	17,952,413	13,714,762	4,237,651	--
Information Technology	21,582,545	15,662,300	5,920,245	--
Materials	10,023,108	6,860,506	3,162,602	--
Real Estate	1,846,413	1,432,514	413,899	--
Telecommunication Services	1,737,657	920,277	817,380	--
Utilities	545,698	379,881	165,817	--
Money Market Funds	2,905,246	2,905,246	--	--
Total Investments in Securities:	$123,333,570	$75,426,024	$47,907,546	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$17,647,146
Level 2 to Level 1	$14,652,933

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $790,441) — See accompanying schedule: Unaffiliated issuers (cost $105,342,547)	$120,428,324
Fidelity Central Funds (cost $2,905,246)	2,905,246
Total Investment in Securities (cost $108,247,793)		$123,333,570
Cash		34,369
Foreign currency held at value (cost $94,888)		95,096
Receivable for investments sold		419,733
Receivable for fund shares sold		124,436
Dividends receivable		879,578
Distributions receivable from Fidelity Central Funds		4,287
Prepaid expenses		57
Receivable from investment adviser for expense reductions		14,725
Other receivables		20,886
Total assets		124,926,737
Liabilities
Payable for investments purchased	$324,866
Payable for fund shares redeemed	117,530
Accrued management fee	86,427
Distribution and service plan fees payable	10,956
Other affiliated payables	24,314
Other payables and accrued expenses	130,754
Collateral on securities loaned	824,149
Total liabilities		1,518,996
Net Assets		$123,407,741
Net Assets consist of:
Paid in capital		$111,147,897
Undistributed net investment income		552,973
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,319,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,026,865
Net Assets		$123,407,741
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,924,317 ÷ 966,239 shares)		$9.24
Maximum offering price per share (100/94.25 of $9.24)		$9.80
Class M:
Net Asset Value and redemption price per share ($15,163,646 ÷ 1,634,961 shares)		$9.27
Maximum offering price per share (100/96.50 of $9.27)		$9.61
Class C:
Net Asset Value and offering price per share ($3,254,365 ÷ 352,101 shares)(a)		$9.24
Total International Equity:
Net Asset Value, offering price and redemption price per share ($85,981,011 ÷ 9,281,532 shares)		$9.26
Class I:
Net Asset Value, offering price and redemption price per share ($9,716,529 ÷ 1,053,884 shares)		$9.22
Class Z:
Net Asset Value, offering price and redemption price per share ($367,873 ÷ 39,805 shares)		$9.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,479,305
Income from Fidelity Central Funds		18,802
Income before foreign taxes withheld		1,498,107
Less foreign taxes withheld		(143,321)
Total income		1,354,786
Expenses
Management fee
Basic fee	$424,732
Performance adjustment	95,601
Transfer agent fees	113,886
Distribution and service plan fees	67,578
Accounting and security lending fees	31,876
Custodian fees and expenses	71,300
Independent trustees' fees and expenses	241
Registration fees	39,408
Audit	49,680
Legal	1,205
Miscellaneous	419
Total expenses before reductions	895,926
Expense reductions	(95,755)	800,171
Net investment income (loss)		554,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,187,699
Fidelity Central Funds	91
Foreign currency transactions	(7,315)
Total net realized gain (loss)		3,180,475
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $57,326)	(865,993)
Assets and liabilities in foreign currencies	(4,986)
Total change in net unrealized appreciation (depreciation)		(870,979)
Net gain (loss)		2,309,496
Net increase (decrease) in net assets resulting from operations		$2,864,111

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$554,615	$2,786,915
Net realized gain (loss)	3,180,475	70,763,610
Change in net unrealized appreciation (depreciation)	(870,979)	(21,931,310)
Net increase (decrease) in net assets resulting from operations	2,864,111	51,619,215
Distributions to shareholders from net investment income	(1,843,688)	(4,227,310)
Distributions to shareholders from net realized gain	(2,829,792)	–
Total distributions	(4,673,480)	(4,227,310)
Share transactions - net increase (decrease)	7,720,597	(237,908,011)
Redemption fees	13	2,629
Total increase (decrease) in net assets	5,911,241	(190,513,477)
Net Assets
Beginning of period	117,496,500	308,009,977
End of period	$123,407,741	$117,496,500
Other Information
Undistributed net investment income end of period	$552,973	$1,842,046

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$7.67	$7.79	$8.00	$8.27	$7.31
Income from Investment Operations
Net investment income (loss)A	.04	.09	.08	.07	.13	.09
Net realized and unrealized gain (loss)	.19	1.71	(.14)	(.14)	(.12)	1.24
Total from investment operations	.23	1.80	(.06)	(.07)	.01	1.33
Distributions from net investment income	(.15)	(.08)	(.06)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.38)	(.08)	(.06)	(.14)	(.28)	(.37)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.24	$9.39	$7.67	$7.79	$8.00	$8.27
Total ReturnD,E,F	2.50%	23.78%	(.76)%	(.89)%	.19%	19.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.67%	1.52%	1.48%	1.44%	1.50%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.44%	1.45%
Expenses net of all reductions	1.44%I	1.43%	1.45%	1.44%	1.44%	1.43%
Net investment income (loss)	.76%I	1.02%	1.10%	.86%	1.63%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$8,924	$9,292	$8,576	$9,163	$9,164	$9,034
Portfolio turnover rateJ	53%I	66%K	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$7.70	$7.81	$8.04	$8.32	$7.37
Income from Investment Operations
Net investment income (loss)A	.02	.06	.06	.05	.11	.07
Net realized and unrealized gain (loss)	.19	1.73	(.13)	(.15)	(.12)	1.25
Total from investment operations	.21	1.79	(.07)	(.10)	(.01)	1.32
Distributions from net investment income	(.13)	(.07)	(.04)	(.09)	(.09)	(.13)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.36)	(.07)	(.04)	(.13)	(.27)	(.37)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.27	$9.42	$7.70	$7.81	$8.04	$8.32
Total ReturnD,E,F	2.28%	23.41%	(.86)%	(1.26)%	(.06)%	18.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.88%I	1.90%	1.73%	1.70%	1.68%	1.75%
Expenses net of fee waivers, if any	1.70%I	1.70%	1.70%	1.70%	1.68%	1.70%
Expenses net of all reductions	1.69%I	1.68%	1.69%	1.69%	1.68%	1.67%
Net investment income (loss)	.51%I	.77%	.85%	.61%	1.38%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$15,164	$15,894	$13,893	$13,962	$10,282	$7,909
Portfolio turnover rateJ	53%I	66%K	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.37	$7.66	$7.77	$8.00	$8.28	$7.31
Income from Investment Operations
Net investment income (loss)A	–B	.02	.03	.01	.07	.04
Net realized and unrealized gain (loss)	.19	1.71	(.14)	(.15)	(.12)	1.25
Total from investment operations	.19	1.73	(.11)	(.14)	(.05)	1.29
Distributions from net investment income	(.10)	(.02)	–	(.05)	(.05)	(.08)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.32)C	(.02)	–	(.09)	(.23)	(.32)D
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$9.24	$9.37	$7.66	$7.77	$8.00	$8.28
Total ReturnE,F,G	2.11%	22.70%	(1.42)%	(1.73)%	(.57)%	18.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.47%J	2.48%	2.30%	2.26%	2.22%	2.26%
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.19%J	2.18%	2.20%	2.19%	2.20%	2.18%
Net investment income (loss)	.01%J	.27%	.35%	.11%	.87%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$3,254	$3,211	$2,713	$3,311	$4,028	$3,584
Portfolio turnover rateK	53%J	66%L	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.226 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$7.70	$7.82	$8.03	$8.29	$7.32
Income from Investment Operations
Net investment income (loss)A	.05	.11	.11	.10	.16	.12
Net realized and unrealized gain (loss)	.19	1.70	(.13)	(.14)	(.12)	1.24
Total from investment operations	.24	1.81	(.02)	(.04)	.04	1.36
Distributions from net investment income	(.15)	(.11)	(.10)	(.13)	(.12)	(.15)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.38)	(.11)	(.10)	(.17)	(.30)	(.39)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.26	$9.40	$7.70	$7.82	$8.03	$8.29
Total ReturnD,E	2.57%	23.86%	(.32)%	(.51)%	.55%	19.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.15%	1.11%	1.07%	1.04%	1.09%
Expenses net of fee waivers, if any	1.20%H	1.14%	1.11%	1.07%	1.04%	1.09%
Expenses net of all reductions	1.19%H	1.13%	1.10%	1.06%	1.04%	1.07%
Net investment income (loss)	1.01%H	1.33%	1.44%	1.24%	2.03%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$85,981	$82,077	$280,672	$307,035	$324,438	$324,395
Portfolio turnover rateI	53%H	66%J	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$7.66	$7.78	$7.99	$8.26	$7.30
Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.09	.15	.11
Net realized and unrealized gain (loss)	.19	1.71	(.13)	(.14)	(.12)	1.24
Total from investment operations	.24	1.82	(.03)	(.05)	.03	1.35
Distributions from net investment income	(.17)	(.10)	(.09)	(.12)	(.12)	(.15)
Distributions from net realized gain	(.23)	–	–	(.04)	(.18)	(.25)
Total distributions	(.40)	(.10)	(.09)	(.16)	(.30)	(.39)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$9.22	$9.38	$7.66	$7.78	$7.99	$8.26
Total ReturnD,E	2.61%	24.08%	(.43)%	(.64)%	.37%	19.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.42%	1.22%	1.17%	1.15%	1.21%
Expenses net of fee waivers, if any	1.20%H	1.20%	1.20%	1.17%	1.15%	1.20%
Expenses net of all reductions	1.19%H	1.18%	1.20%	1.16%	1.15%	1.18%
Net investment income (loss)	1.01%H	1.28%	1.35%	1.14%	1.91%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$9,717	$6,776	$2,156	$2,602	$2,240	$2,372
Portfolio turnover rateI	53%H	66%J	51%	53%	85%	89%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$7.73
Income from Investment Operations
Net investment income (loss)B	.05	.08
Net realized and unrealized gain (loss)	.20	1.58
Total from investment operations	.25	1.66
Distributions from net investment income	(.17)	–
Distributions from net realized gain	(.23)	–
Total distributions	(.40)	–
Redemption fees added to paid in capitalB,C	–	–
Net asset value, end of period	$9.24	$9.39
Total ReturnD,E	2.71%	21.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.32%H
Expenses net of fee waivers, if any	1.05%H	1.05%H
Expenses net of all reductions	1.04%H	1.04%H
Net investment income (loss)	1.16%H	1.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$368	$246
Portfolio turnover rateI	53%H	66%J

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,724,271
Gross unrealized depreciation	(4,286,044)
Net unrealized appreciation (depreciation)	$14,438,227
Tax cost	$108,895,343

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(5,453,268)

Due to a large redemption in a prior period, $5,453,268 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $2,189,706 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,022,649 and $32,010,577, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$11,607	$1,022
Class M	.25%	.25%	39,436	477
Class C	.75%	.25%	16,535	2,807
			$67,578	$4,306

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,303
Class M	1,138
Class C(a)	721
$4,162

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,722.23
Class M	17,548.22
Class C	5,055.31
Total International Equity	72,783.17
Class I	7,715.18
Class Z	63.05
	$113,886

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $133 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 30,358,599 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $259,566,026. The Fund had a net realized gain of $51,686,661 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,991. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$9,030
Class M	1.70%	14,595
Class C	2.20%	4,429
Total International Equity	1.20%	56,001
Class I	1.20%	5,936
Class Z	1.05%	218
		$90,209

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,950 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $596.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$151,458	$92,173
Class M	219,262	119,902
Class C	33,155	8,223
Total International Equity	1,290,652	3,979,536
Class I	144,575	27,476
Class Z	4,586	–
Total	$1,843,688	$4,227,310
From net realized gain
Class A	$225,194	$–
Class M	372,580	–
Class C	77,248	–
Total International Equity	1,957,633	–
Class I	191,076	–
Class Z	6,061	–
Total	$2,829,792	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017(a)	Six months ended April 30, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	110,826	192,334	$1,039,758	$1,631,763
Reinvestment of distributions	41,465	12,257	376,502	91,682
Shares redeemed	(175,572)	(332,738)	(1,639,375)	(2,778,571)
Net increase (decrease)	(23,281)	(128,147)	$(223,115)	$(1,055,126)
Class M
Shares sold	58,871	238,813	$558,124	$1,896,741
Reinvestment of distributions	64,894	15,944	591,835	119,902
Shares redeemed	(176,260)	(372,174)	(1,659,112)	(3,041,931)
Net increase (decrease)	(52,495)	(117,417)	$(509,153)	$(1,025,288)
Class C
Shares sold	40,743	96,785	$387,808	$808,355
Reinvestment of distributions	12,119	1,070	110,403	8,046
Shares redeemed	(43,295)	(109,698)	(407,499)	(920,097)
Net increase (decrease)	9,567	(11,843)	$90,712	$(103,696)
Total International Equity
Shares sold	1,038,947	6,763,065	$9,856,225	$53,465,510
Reinvestment of distributions	329,975	523,250	3,002,772	3,913,907
Shares redeemed	(818,669)	(35,028,420)(b)	(7,717,657)	(297,076,095)(b)
Net increase (decrease)	550,253	(27,742,105)	$5,141,340	$(239,696,678)
Class I
Shares sold	377,043	604,657	$3,530,788	$5,121,757
Reinvestment of distributions	36,520	3,621	330,507	27,016
Shares redeemed	(82,109)	(167,386)	(765,596)	(1,392,556)
Net increase (decrease)	331,454	440,892	$3,095,699	$3,756,217
Class Z
Shares sold	14,798	26,796	$137,272	$221,657
Reinvestment of distributions	1,174	–	10,647	–
Shares redeemed	(2,394)	(569)	(22,805)	(5,097)
Net increase (decrease)	13,578	26,227	$125,114	$216,560

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to October 31, 2017

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.45%
Actual		$1,000.00	$1,025.00	$7.28
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class M	1.70%
Actual		$1,000.00	$1,022.80	$8.53
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class C	2.20%
Actual		$1,000.00	$1,021.10	$11.02
Hypothetical-C		$1,000.00	$1,013.88	$10.99
Total International Equity	1.20%
Actual		$1,000.00	$1,025.70	$6.03
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class I	1.20%
Actual		$1,000.00	$1,026.10	$6.03
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class Z	1.05%
Actual		$1,000.00	$1,027.10	$5.28
Hypothetical-C		$1,000.00	$1,019.59	$5.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TIE-SANN-0618
1.912361.108

Fidelity Advisor® International Growth Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® International Growth Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United States of America*	21.4%
Japan	13.8%
United Kingdom	10.7%
Germany	6.6%
Switzerland	6.4%
Sweden	5.0%
Spain	3.5%
Australia	3.4%
Ireland	3.3%
Other	25.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Top Ten Stocks as of April 30, 2018

% of fund's net assets
CSL Ltd. (Australia, Biotechnology)	3.4
SAP SE (Germany, Software)	3.2
Keyence Corp. (Japan, Electronic Equipment & Components)	3.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.9
AIA Group Ltd. (Hong Kong, Insurance)	2.7
Visa, Inc. Class A (United States of America, IT Services)	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5
MasterCard, Inc. Class A (United States of America, IT Services)	2.4
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.2
27.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	22.5
Industrials	19.5
Financials	13.4
Consumer Staples	11.3
Health Care	10.1
Consumer Discretionary	9.8
Materials	7.4
Real Estate	0.9
Telecommunication Services	0.7
Energy	0.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 3.4%
CSL Ltd.	648,255	$83,034,369
Austria - 1.1%
Andritz AG	506,321	27,245,465
Belgium - 2.6%
Anheuser-Busch InBev SA NV	368,291	36,789,572
KBC Groep NV	290,376	25,387,643

TOTAL BELGIUM		62,177,215

Brazil - 0.1%
Itau Unibanco Holding SA	230,900	2,906,682
Canada - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	232,600	10,056,175
Canadian Pacific Railway Ltd.	65,300	11,915,171
Franco-Nevada Corp.	195,200	13,845,449
Pason Systems, Inc.	280,500	3,921,473
PrairieSky Royalty Ltd.	275,300	6,104,436

TOTAL CANADA		45,842,704

Cayman Islands - 1.7%
58.com, Inc. ADR (a)	110,870	9,688,929
Alibaba Group Holding Ltd. sponsored ADR (a)	177,900	31,762,266
Ping An Healthcare and Technology Co. Ltd. (a)	100,800	703,795

TOTAL CAYMAN ISLANDS		42,154,990

Denmark - 1.2%
Jyske Bank A/S (Reg.)	240,800	14,476,023
Novo Nordisk A/S Series B sponsored ADR	320,600	15,048,964

TOTAL DENMARK		29,524,987

Finland - 0.2%
Tikkurila Oyj	298,300	5,396,202
France - 2.8%
Edenred SA	436,300	15,015,963
Elis SA	397,736	9,519,665
Legrand SA	228,100	17,766,755
Safran SA	222,700	26,120,522

TOTAL FRANCE		68,422,905

Germany - 6.6%
Bayer AG	364,000	43,505,138
Linde AG	112,200	24,937,435
MTU Aero Engines Holdings AG	76,900	13,279,615
SAP SE	700,434	77,822,197

TOTAL GERMANY		159,544,385

Hong Kong - 2.7%
AIA Group Ltd.	7,472,400	66,782,334
India - 1.2%
Housing Development Finance Corp. Ltd.	1,013,329	28,670,141
Ireland - 3.3%
CRH PLC sponsored ADR (b)	1,327,566	46,942,734
James Hardie Industries PLC CDI	1,923,278	33,964,021

TOTAL IRELAND		80,906,755

Isle of Man - 0.5%
Playtech Ltd.	1,065,276	11,887,980
Italy - 0.8%
Interpump Group SpA	590,826	18,821,641
Japan - 13.8%
Azbil Corp.	95,300	4,445,939
DENSO Corp.	494,400	26,031,526
East Japan Railway Co.	258,800	24,833,626
Fanuc Corp.	110,700	23,713,117
Hoya Corp.	348,600	18,692,766
Keyence Corp.	126,924	77,754,302
Komatsu Ltd.	895,700	30,533,280
Misumi Group, Inc.	1,066,500	29,559,962
Nabtesco Corp.	330,700	11,964,128
Nintendo Co. Ltd.	35,000	14,706,178
OSG Corp.	604,900	13,434,844
SHO-BOND Holdings Co. Ltd.	237,400	17,980,900
USS Co. Ltd.	1,990,600	41,898,743

TOTAL JAPAN		335,549,311

Kenya - 0.7%
Safaricom Ltd.	62,911,800	17,719,425
Korea (South) - 0.8%
BGF Retail Co. Ltd.	57,931	10,332,022
NAVER Corp.	15,043	10,057,462

TOTAL KOREA (SOUTH)		20,389,484

Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	118,655	11,469,192
Netherlands - 2.3%
ASML Holding NV (Netherlands) (b)	299,200	56,906,942
New Zealand - 0.3%
Auckland International Airport Ltd.	1,774,867	7,967,321
Norway - 0.4%
Schibsted ASA (B Shares)	324,975	8,749,935
South Africa - 2.4%
Clicks Group Ltd.	1,195,770	20,443,990
Naspers Ltd. Class N	154,900	37,736,670

TOTAL SOUTH AFRICA		58,180,660

Spain - 3.5%
Amadeus IT Holding SA Class A	632,100	46,333,764
Banco Bilbao Vizcaya Argentaria SA	1,176,800	9,522,734
Hispania Activos Inmobiliarios SA	381,324	8,104,569
Merlin Properties Socimi SA	469,900	7,263,376
Prosegur Compania de Seguridad SA (Reg.)	1,742,449	13,214,259

TOTAL SPAIN		84,438,702

Sweden - 5.0%
ASSA ABLOY AB (B Shares) (b)	2,389,483	50,263,830
Atlas Copco AB (A Shares)	1,004,700	39,480,540
Fagerhult AB	881,632	9,010,988
Loomis AB (B Shares)	176,600	6,457,643
Svenska Handelsbanken AB (A Shares)	1,465,820	16,347,211

TOTAL SWEDEN		121,560,212

Switzerland - 6.4%
Nestle SA (Reg. S)	902,305	69,901,652
Roche Holding AG (participation certificate)	276,670	61,472,607
Schindler Holding AG:
(participation certificate)	99,045	20,548,589
(Reg.)	18,350	3,686,665

TOTAL SWITZERLAND		155,609,513

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,918,000	22,188,034
Turkey - 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	217,012	5,529,342
United Kingdom - 10.7%
BAE Systems PLC	2,476,700	20,780,073
British American Tobacco PLC (United Kingdom)	959,300	52,615,217
Elementis PLC	1,676,110	6,544,072
Informa PLC	2,867,284	29,171,211
InterContinental Hotel Group PLC ADR (b)	543,522	34,589,740
Melrose Industries PLC	3,140,139	9,856,507
Prudential PLC	2,032,177	52,255,520
Reckitt Benckiser Group PLC	348,745	27,358,376
Rightmove PLC	90,400	5,681,311
Shaftesbury PLC	469,333	6,532,382
Spectris PLC	378,557	14,019,189

TOTAL UNITED KINGDOM		259,403,598

United States of America - 17.6%
Alphabet, Inc. Class A (a)	36,336	37,011,123
Autoliv, Inc. (b)	206,069	27,623,549
Berkshire Hathaway, Inc. Class B (a)	148,484	28,765,805
Black Knight, Inc. (a)	132,800	6,460,720
Martin Marietta Materials, Inc.	112,600	21,931,102
MasterCard, Inc. Class A	332,400	59,256,948
Mohawk Industries, Inc. (a)	83,900	17,608,932
Moody's Corp.	105,700	17,144,540
MSCI, Inc.	166,800	24,991,644
PayPal Holdings, Inc. (a)	142,400	10,624,464
Philip Morris International, Inc.	330,308	27,085,256
PriceSmart, Inc.	116,700	10,222,920
ResMed, Inc.	263,600	24,947,104
S&P Global, Inc.	132,000	24,895,200
Sherwin-Williams Co.	74,100	27,243,606
Visa, Inc. Class A	486,760	61,760,109

TOTAL UNITED STATES OF AMERICA		427,573,022

TOTAL COMMON STOCKS
(Cost $1,810,136,950)		2,326,553,448

Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Itau Unibanco Holding SA
(Cost $13,722,725)	1,050,500	15,296,302

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 1.74% (c)	78,144,997	78,160,626
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	116,764,346	116,776,022
TOTAL MONEY MARKET FUNDS
(Cost $194,936,648)		194,936,648
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $2,018,796,323)		2,536,786,398
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(102,341,868)
NET ASSETS - 100%		$2,434,444,530

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$351,120
Fidelity Securities Lending Cash Central Fund	207,438
Total	$558,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$235,298,286	$197,561,616	$37,736,670	$--
Consumer Staples	276,274,372	105,955,137	170,319,235	--
Energy	15,555,251	15,555,251	--	--
Financials	327,441,779	153,863,839	173,577,940	--
Health Care	247,404,743	58,688,834	188,715,909	--
Industrials	472,971,069	371,824,077	101,146,992	--
Information Technology	546,479,877	431,763,468	114,716,409	--
Materials	180,804,621	146,840,600	33,964,021	--
Real Estate	21,900,327	21,900,327	--	--
Telecommunication Services	17,719,425	17,719,425	--	--
Money Market Funds	194,936,648	194,936,648	--	--
Total Investments in Securities:	$2,536,786,398	$1,716,609,222	$820,177,176	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$252,146,114
Level 2 to Level 1	$406,173,441

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $110,898,463) — See accompanying schedule: Unaffiliated issuers (cost $1,823,859,675)	$2,341,849,750
Fidelity Central Funds (cost $194,936,648)	194,936,648
Total Investment in Securities (cost $2,018,796,323)		$2,536,786,398
Foreign currency held at value (cost $211,154)		211,154
Receivable for investments sold		4,169,157
Receivable for fund shares sold		6,588,831
Dividends receivable		14,601,735
Distributions receivable from Fidelity Central Funds		109,723
Prepaid expenses		1,096
Other receivables		56,265
Total assets		2,562,524,359
Liabilities
Payable for investments purchased	$7,515,768
Payable for fund shares redeemed	1,650,022
Accrued management fee	1,382,041
Distribution and service plan fees payable	106,675
Other affiliated payables	419,126
Other payables and accrued expenses	239,048
Collateral on securities loaned	116,767,149
Total liabilities		128,079,829
Net Assets		$2,434,444,530
Net Assets consist of:
Paid in capital		$1,977,683,957
Undistributed net investment income		13,090,126
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,062,762)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		517,733,209
Net Assets		$2,434,444,530
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($161,278,286 ÷ 11,963,841 shares)		$13.48
Maximum offering price per share (100/94.25 of $13.48)		$14.30
Class M:
Net Asset Value and redemption price per share ($31,686,072÷ 2,355,222 shares)		$13.45
Maximum offering price per share (100/96.50 of $13.45)		$13.94
Class C:
Net Asset Value and offering price per share ($70,680,330 ÷ 5,339,404 shares)(a)		$13.24
International Growth:
Net Asset Value, offering price and redemption price per share ($930,528,739 ÷ 68,576,631 shares)		$13.57
Class I:
Net Asset Value, offering price and redemption price per share ($824,016,754 ÷ 60,851,076 shares)		$13.54
Class Z:
Net Asset Value, offering price and redemption price per share ($416,254,349 ÷ 30,699,863 shares)		$13.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$28,132,447
Income from Fidelity Central Funds		558,558
Income before foreign taxes withheld		28,691,005
Less foreign taxes withheld		(2,820,258)
Total income		25,870,747
Expenses
Management fee
Basic fee	$8,510,674
Performance adjustment	209,909
Transfer agent fees	2,150,997
Distribution and service plan fees	647,471
Accounting and security lending fees	541,504
Custodian fees and expenses	158,665
Independent trustees' fees and expenses	4,818
Registration fees	84,521
Audit	37,705
Legal	5,220
Interest	12,804
Miscellaneous	7,407
Total expenses before reductions	12,371,695
Expense reductions	(117,558)	12,254,137
Net investment income (loss)		13,616,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,470,806
Fidelity Central Funds	2,201
Foreign currency transactions	(138,586)
Total net realized gain (loss)		20,334,421
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $56,921)	1,436,583
Assets and liabilities in foreign currencies	(107,020)
Total change in net unrealized appreciation (depreciation)		1,329,563
Net gain (loss)		21,663,984
Net increase (decrease) in net assets resulting from operations		$35,280,594

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,616,610	$16,277,855
Net realized gain (loss)	20,334,421	(12,551,371)
Change in net unrealized appreciation (depreciation)	1,329,563	409,389,366
Net increase (decrease) in net assets resulting from operations	35,280,594	413,115,850
Distributions to shareholders from net investment income	(14,086,190)	(18,629,181)
Distributions to shareholders from net realized gain	(2,550,030)	–
Total distributions	(16,636,220)	(18,629,181)
Share transactions - net increase (decrease)	92,426,049	210,891,938
Redemption fees	–	6,903
Total increase (decrease) in net assets	111,070,423	605,385,510
Net Assets
Beginning of period	2,323,374,107	1,717,988,597
End of period	$2,434,444,530	$2,323,374,107
Other Information
Undistributed net investment income end of period	$13,090,126	$13,559,706

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$10.88	$11.30	$11.01	$10.78	$8.91
Income from Investment Operations
Net investment income (loss)A	.06	.07	.12B	.07	.09	.08
Net realized and unrealized gain (loss)	.14	2.49	(.48)	.28	.18	1.88
Total from investment operations	.20	2.56	(.36)	.35	.27	1.96
Distributions from net investment income	(.04)	(.10)	(.05)	(.06)	(.03)	(.08)
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	(.01)
Total distributions	(.06)	(.10)	(.06)	(.06)	(.04)	(.09)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.48	$13.34	$10.88	$11.30	$11.01	$10.78
Total ReturnD,E,F	1.48%	23.80%	(3.22)%	3.20%	2.54%	22.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.28%	1.27%	1.26%	1.35%	1.44%
Expenses net of fee waivers, if any	1.25%I	1.28%	1.27%	1.26%	1.35%	1.43%
Expenses net of all reductions	1.24%I	1.27%	1.27%	1.25%	1.34%	1.42%
Net investment income (loss)	.86%I	.62%	1.05%B	.66%	.84%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$161,278	$156,988	$221,861	$184,878	$119,017	$74,595
Portfolio turnover rateJ	36%I	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$10.84	$11.26	$10.96	$10.75	$8.89
Income from Investment Operations
Net investment income (loss)A	.04	.04	.08B	.04	.06	.05
Net realized and unrealized gain (loss)	.13	2.49	(.48)	.27	.18	1.88
Total from investment operations	.17	2.53	(.40)	.31	.24	1.93
Distributions from net investment income	(.01)	(.07)	(.01)	(.01)	(.02)	(.07)
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	(.01)
Total distributions	(.02)C	(.07)	(.02)	(.01)	(.03)	(.07)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$13.45	$13.30	$10.84	$11.26	$10.96	$10.75
Total ReturnF,G,H	1.28%	23.51%	(3.58)%	2.85%	2.21%	21.91%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.55%K	1.59%	1.61%	1.58%	1.65%	1.69%
Expenses net of fee waivers, if any	1.55%K	1.59%	1.61%	1.58%	1.65%	1.69%
Expenses net of all reductions	1.54%K	1.58%	1.61%	1.58%	1.65%	1.68%
Net investment income (loss)	.56%K	.31%	.71%B	.33%	.53%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$31,686	$33,597	$27,966	$28,833	$26,369	$23,118
Portfolio turnover rateL	36%K	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Total distributions of $.02 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.69 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.10	$10.67	$11.12	$10.87	$10.69	$8.84
Income from Investment Operations
Net investment income (loss)A	.01	(.02)	.03B	(.02)	.01	.01
Net realized and unrealized gain (loss)	.13	2.47	(.47)	.27	.18	1.87
Total from investment operations	.14	2.45	(.44)	.25	.19	1.88
Distributions from net investment income	–	(.02)	–	–	–	(.02)
Distributions from net realized gain	–	–	(.01)	–	(.01)	(.01)
Total distributions	–	(.02)	(.01)	–	(.01)	(.03)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.24	$13.10	$10.67	$11.12	$10.87	$10.69
Total ReturnD,E,F	1.07%	22.96%	(3.98)%	2.30%	1.77%	21.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.01%I	2.04%	2.07%	2.06%	2.12%	2.19%
Expenses net of fee waivers, if any	2.00%I	2.04%	2.07%	2.06%	2.12%	2.18%
Expenses net of all reductions	2.00%I	2.04%	2.06%	2.05%	2.12%	2.17%
Net investment income (loss)	.10%I	(.15)%	.26%B	(.15)%	.06%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$70,680	$68,908	$52,738	$52,378	$32,737	$17,196
Portfolio turnover rateJ	36%I	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$10.97	$11.38	$11.10	$10.84	$8.95
Income from Investment Operations
Net investment income (loss)A	.08	.10	.15B	.11	.13	.11
Net realized and unrealized gain (loss)	.13	2.51	(.47)	.26	.19	1.88
Total from investment operations	.21	2.61	(.32)	.37	.32	1.99
Distributions from net investment income	(.08)	(.13)	(.08)	(.09)	(.05)	(.10)
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	(.01)
Total distributions	(.09)C	(.13)	(.09)	(.09)	(.06)	(.10)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$13.57	$13.45	$10.97	$11.38	$11.10	$10.84
Total ReturnF,G	1.60%	24.14%	(2.87)%	3.36%	2.96%	22.48%
Ratios to Average Net AssetsH,I
Expenses before reductions	.99%J	1.03%	.99%	.97%	1.04%	1.13%
Expenses net of fee waivers, if any	.98%J	1.03%	.99%	.97%	1.04%	1.13%
Expenses net of all reductions	.98%J	1.03%	.98%	.96%	1.04%	1.11%
Net investment income (loss)	1.12%J	.87%	1.34%B	.94%	1.14%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$930,529	$961,775	$1,038,771	$938,348	$635,607	$430,914
Portfolio turnover rateK	36%J	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .96%.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$10.95	$11.36	$11.08	$10.84	$8.94
Income from Investment Operations
Net investment income (loss)A	.08	.11	.15B	.11	.13	.11
Net realized and unrealized gain (loss)	.13	2.51	(.47)	.27	.18	1.90
Total from investment operations	.21	2.62	(.32)	.38	.31	2.01
Distributions from net investment income	(.09)	(.14)	(.08)	(.10)	(.06)	(.10)
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	(.01)
Total distributions	(.10)C	(.14)	(.09)	(.10)	(.07)	(.11)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$13.54	$13.43	$10.95	$11.36	$11.08	$10.84
Total ReturnE,F	1.60%	24.23%	(2.87)%	3.41%	2.84%	22.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%I	.98%	.98%	.98%	1.04%	1.11%
Expenses net of fee waivers, if any	.95%I	.98%	.98%	.98%	1.04%	1.11%
Expenses net of all reductions	.95%I	.97%	.98%	.97%	1.04%	1.09%
Net investment income (loss)	1.15%I	.92%	1.34%B	.94%	1.14%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$824,017	$728,227	$359,676	$267,745	$121,554	$38,771
Portfolio turnover rateJ	36%I	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions of $0.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$10.97	$11.38	$11.10	$10.84	$10.26
Income from Investment Operations
Net investment income (loss)B	.09	.13	.16C	.12	.14	.02
Net realized and unrealized gain (loss)	.14	2.50	(.47)	.27	.19	.56
Total from investment operations	.23	2.63	(.31)	.39	.33	.58
Distributions from net investment income	(.10)	(.15)	(.09)	(.11)	(.06)	–
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	–
Total distributions	(.12)	(.15)	(.10)	(.11)	(.07)	–
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$13.56	$13.45	$10.97	$11.38	$11.10	$10.84
Total ReturnE,F	1.71%	24.33%	(2.73)%	3.52%	3.07%	5.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.84%	.85%	.84%	.88%	.94%I
Expenses net of fee waivers, if any	.82%I	.84%	.85%	.84%	.88%	.94%I
Expenses net of all reductions	.81%I	.84%	.84%	.83%	.88%	.93%I
Net investment income (loss)	1.29%I	1.05%	1.48%C	1.07%	1.30%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$416,254	$373,878	$16,977	$897	$104	$106
Portfolio turnover rateJ	36%I	22%	29%	26%	27%	32%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.10%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Growth, Class I, and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$569,648,604
Gross unrealized depreciation	(54,858,839)
Net unrealized appreciation (depreciation)	$514,789,765
Tax cost	$2,021,996,633

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(60,492,711)
Long-term	(26,057,719)
Total no expiration	$(86,550,430)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $470,825,477 and $428,760,667, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$202,773	$8,028
Class M	.25%	.25%	83,158	1,001
Class C	.75%	.25%	361,540	78,914
			$647,471	$87,943

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$59,276
Class M	6,706
Class C(a)	7,870
$73,852

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$183,279.23
Class M	45,313.27
Class C	82,454.23
International Growth	1,040,139.21
Class I	708,469.18
Class Z	91,343.05
	$2,150,997

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $995 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$40,450,167	1.90%	$12,804

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,465 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $207,438, including $106 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105,299 for the period. Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $335.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,924.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$491,758	$1,997,030
Class M	12,154	186,824
Class C	–	77,926
International Growth	5,670,567	11,653,320
Class I	4,983,374	4,492,180
Class Z	2,928,337	221,901
Total	$14,086,190	$18,629,181
From net realized gain
Class A	$175,523	$–
Class M	36,436	–
International Growth	1,076,314	–
Class I	839,568	–
Class Z	422,189	–
Total	$2,550,030	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	1,572,515	4,137,031	$21,580,659	$48,223,768
Reinvestment of distributions	49,581	187,295	663,775	1,972,221
Shares redeemed	(1,423,213)	(12,953,360)	(19,459,107)	(147,524,032)
Net increase (decrease)	198,883	(8,629,034)	$2,785,327	$(97,328,043)
Class M
Shares sold	218,936	634,763	$3,003,474	$7,389,758
Reinvestment of distributions	3,624	17,518	48,527	184,470
Shares redeemed	(393,405)	(705,137)	(5,352,323)	(8,346,528)
Net increase (decrease)	(170,845)	(52,856)	$(2,300,322)	$(772,300)
Class C
Shares sold	751,386	1,572,029	$10,186,038	$18,704,209
Reinvestment of distributions	–	7,327	–	76,279
Shares redeemed	(673,468)	(1,259,133)	(9,055,177)	(14,766,822)
Net increase (decrease)	77,918	320,223	$1,130,861	$4,013,666
International Growth
Shares sold	12,132,112	28,743,527	$168,190,900	$341,195,764
Reinvestment of distributions	469,327	929,056	6,314,733	9,838,706
Shares redeemed	(15,533,206)	(52,869,764)	(215,100,341)	(601,819,958)
Net increase (decrease)	(2,931,767)	(23,197,181)	$(40,594,708)	$(250,785,488)
Class I
Shares sold	13,570,374	38,959,806	$186,925,933	$465,525,076
Reinvestment of distributions	352,720	415,087	4,735,066	4,387,467
Shares redeemed	(7,294,020)	(17,997,694)	(100,623,165)	(214,014,368)
Net increase (decrease)	6,629,074	21,377,199	$91,037,834	$255,898,175
Class Z
Shares sold	4,797,477	35,134,319	$66,427,683	$405,268,628
Reinvestment of distributions	140,992	20,974	1,894,059	221,901
Shares redeemed	(2,028,589)	(8,913,102)	(27,954,685)	(105,624,601)
Net increase (decrease)	2,909,880	26,242,191	$40,367,057	$299,865,928

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.25%
Actual		$1,000.00	$1,014.80	$6.24
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class M	1.55%
Actual		$1,000.00	$1,012.80	$7.74
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class C	2.00%
Actual		$1,000.00	$1,010.70	$9.97
Hypothetical-C		$1,000.00	$1,014.88	$9.99
International Growth	.98%
Actual		$1,000.00	$1,016.00	$4.90
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class I	.95%
Actual		$1,000.00	$1,016.00	$4.75
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class Z	.82%
Actual		$1,000.00	$1,017.10	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AIGF-SANN-0618
1.853352.110

Fidelity® International Growth Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United States of America*	21.4%
Japan	13.8%
United Kingdom	10.7%
Germany	6.6%
Switzerland	6.4%
Sweden	5.0%
Spain	3.5%
Australia	3.4%
Ireland	3.3%
Other	25.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Top Ten Stocks as of April 30, 2018

% of fund's net assets
CSL Ltd. (Australia, Biotechnology)	3.4
SAP SE (Germany, Software)	3.2
Keyence Corp. (Japan, Electronic Equipment & Components)	3.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.9
AIA Group Ltd. (Hong Kong, Insurance)	2.7
Visa, Inc. Class A (United States of America, IT Services)	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5
MasterCard, Inc. Class A (United States of America, IT Services)	2.4
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.2
27.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	22.5
Industrials	19.5
Financials	13.4
Consumer Staples	11.3
Health Care	10.1
Consumer Discretionary	9.8
Materials	7.4
Real Estate	0.9
Telecommunication Services	0.7
Energy	0.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 3.4%
CSL Ltd.	648,255	$83,034,369
Austria - 1.1%
Andritz AG	506,321	27,245,465
Belgium - 2.6%
Anheuser-Busch InBev SA NV	368,291	36,789,572
KBC Groep NV	290,376	25,387,643

TOTAL BELGIUM		62,177,215

Brazil - 0.1%
Itau Unibanco Holding SA	230,900	2,906,682
Canada - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	232,600	10,056,175
Canadian Pacific Railway Ltd.	65,300	11,915,171
Franco-Nevada Corp.	195,200	13,845,449
Pason Systems, Inc.	280,500	3,921,473
PrairieSky Royalty Ltd.	275,300	6,104,436

TOTAL CANADA		45,842,704

Cayman Islands - 1.7%
58.com, Inc. ADR (a)	110,870	9,688,929
Alibaba Group Holding Ltd. sponsored ADR (a)	177,900	31,762,266
Ping An Healthcare and Technology Co. Ltd. (a)	100,800	703,795

TOTAL CAYMAN ISLANDS		42,154,990

Denmark - 1.2%
Jyske Bank A/S (Reg.)	240,800	14,476,023
Novo Nordisk A/S Series B sponsored ADR	320,600	15,048,964

TOTAL DENMARK		29,524,987

Finland - 0.2%
Tikkurila Oyj	298,300	5,396,202
France - 2.8%
Edenred SA	436,300	15,015,963
Elis SA	397,736	9,519,665
Legrand SA	228,100	17,766,755
Safran SA	222,700	26,120,522

TOTAL FRANCE		68,422,905

Germany - 6.6%
Bayer AG	364,000	43,505,138
Linde AG	112,200	24,937,435
MTU Aero Engines Holdings AG	76,900	13,279,615
SAP SE	700,434	77,822,197

TOTAL GERMANY		159,544,385

Hong Kong - 2.7%
AIA Group Ltd.	7,472,400	66,782,334
India - 1.2%
Housing Development Finance Corp. Ltd.	1,013,329	28,670,141
Ireland - 3.3%
CRH PLC sponsored ADR (b)	1,327,566	46,942,734
James Hardie Industries PLC CDI	1,923,278	33,964,021

TOTAL IRELAND		80,906,755

Isle of Man - 0.5%
Playtech Ltd.	1,065,276	11,887,980
Italy - 0.8%
Interpump Group SpA	590,826	18,821,641
Japan - 13.8%
Azbil Corp.	95,300	4,445,939
DENSO Corp.	494,400	26,031,526
East Japan Railway Co.	258,800	24,833,626
Fanuc Corp.	110,700	23,713,117
Hoya Corp.	348,600	18,692,766
Keyence Corp.	126,924	77,754,302
Komatsu Ltd.	895,700	30,533,280
Misumi Group, Inc.	1,066,500	29,559,962
Nabtesco Corp.	330,700	11,964,128
Nintendo Co. Ltd.	35,000	14,706,178
OSG Corp.	604,900	13,434,844
SHO-BOND Holdings Co. Ltd.	237,400	17,980,900
USS Co. Ltd.	1,990,600	41,898,743

TOTAL JAPAN		335,549,311

Kenya - 0.7%
Safaricom Ltd.	62,911,800	17,719,425
Korea (South) - 0.8%
BGF Retail Co. Ltd.	57,931	10,332,022
NAVER Corp.	15,043	10,057,462

TOTAL KOREA (SOUTH)		20,389,484

Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	118,655	11,469,192
Netherlands - 2.3%
ASML Holding NV (Netherlands) (b)	299,200	56,906,942
New Zealand - 0.3%
Auckland International Airport Ltd.	1,774,867	7,967,321
Norway - 0.4%
Schibsted ASA (B Shares)	324,975	8,749,935
South Africa - 2.4%
Clicks Group Ltd.	1,195,770	20,443,990
Naspers Ltd. Class N	154,900	37,736,670

TOTAL SOUTH AFRICA		58,180,660

Spain - 3.5%
Amadeus IT Holding SA Class A	632,100	46,333,764
Banco Bilbao Vizcaya Argentaria SA	1,176,800	9,522,734
Hispania Activos Inmobiliarios SA	381,324	8,104,569
Merlin Properties Socimi SA	469,900	7,263,376
Prosegur Compania de Seguridad SA (Reg.)	1,742,449	13,214,259

TOTAL SPAIN		84,438,702

Sweden - 5.0%
ASSA ABLOY AB (B Shares) (b)	2,389,483	50,263,830
Atlas Copco AB (A Shares)	1,004,700	39,480,540
Fagerhult AB	881,632	9,010,988
Loomis AB (B Shares)	176,600	6,457,643
Svenska Handelsbanken AB (A Shares)	1,465,820	16,347,211

TOTAL SWEDEN		121,560,212

Switzerland - 6.4%
Nestle SA (Reg. S)	902,305	69,901,652
Roche Holding AG (participation certificate)	276,670	61,472,607
Schindler Holding AG:
(participation certificate)	99,045	20,548,589
(Reg.)	18,350	3,686,665

TOTAL SWITZERLAND		155,609,513

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,918,000	22,188,034
Turkey - 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	217,012	5,529,342
United Kingdom - 10.7%
BAE Systems PLC	2,476,700	20,780,073
British American Tobacco PLC (United Kingdom)	959,300	52,615,217
Elementis PLC	1,676,110	6,544,072
Informa PLC	2,867,284	29,171,211
InterContinental Hotel Group PLC ADR (b)	543,522	34,589,740
Melrose Industries PLC	3,140,139	9,856,507
Prudential PLC	2,032,177	52,255,520
Reckitt Benckiser Group PLC	348,745	27,358,376
Rightmove PLC	90,400	5,681,311
Shaftesbury PLC	469,333	6,532,382
Spectris PLC	378,557	14,019,189

TOTAL UNITED KINGDOM		259,403,598

United States of America - 17.6%
Alphabet, Inc. Class A (a)	36,336	37,011,123
Autoliv, Inc. (b)	206,069	27,623,549
Berkshire Hathaway, Inc. Class B (a)	148,484	28,765,805
Black Knight, Inc. (a)	132,800	6,460,720
Martin Marietta Materials, Inc.	112,600	21,931,102
MasterCard, Inc. Class A	332,400	59,256,948
Mohawk Industries, Inc. (a)	83,900	17,608,932
Moody's Corp.	105,700	17,144,540
MSCI, Inc.	166,800	24,991,644
PayPal Holdings, Inc. (a)	142,400	10,624,464
Philip Morris International, Inc.	330,308	27,085,256
PriceSmart, Inc.	116,700	10,222,920
ResMed, Inc.	263,600	24,947,104
S&P Global, Inc.	132,000	24,895,200
Sherwin-Williams Co.	74,100	27,243,606
Visa, Inc. Class A	486,760	61,760,109

TOTAL UNITED STATES OF AMERICA		427,573,022

TOTAL COMMON STOCKS
(Cost $1,810,136,950)		2,326,553,448

Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Itau Unibanco Holding SA
(Cost $13,722,725)	1,050,500	15,296,302

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 1.74% (c)	78,144,997	78,160,626
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	116,764,346	116,776,022
TOTAL MONEY MARKET FUNDS
(Cost $194,936,648)		194,936,648
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $2,018,796,323)		2,536,786,398
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(102,341,868)
NET ASSETS - 100%		$2,434,444,530

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$351,120
Fidelity Securities Lending Cash Central Fund	207,438
Total	$558,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$235,298,286	$197,561,616	$37,736,670	$--
Consumer Staples	276,274,372	105,955,137	170,319,235	--
Energy	15,555,251	15,555,251	--	--
Financials	327,441,779	153,863,839	173,577,940	--
Health Care	247,404,743	58,688,834	188,715,909	--
Industrials	472,971,069	371,824,077	101,146,992	--
Information Technology	546,479,877	431,763,468	114,716,409	--
Materials	180,804,621	146,840,600	33,964,021	--
Real Estate	21,900,327	21,900,327	--	--
Telecommunication Services	17,719,425	17,719,425	--	--
Money Market Funds	194,936,648	194,936,648	--	--
Total Investments in Securities:	$2,536,786,398	$1,716,609,222	$820,177,176	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$252,146,114
Level 2 to Level 1	$406,173,441

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $110,898,463) — See accompanying schedule: Unaffiliated issuers (cost $1,823,859,675)	$2,341,849,750
Fidelity Central Funds (cost $194,936,648)	194,936,648
Total Investment in Securities (cost $2,018,796,323)		$2,536,786,398
Foreign currency held at value (cost $211,154)		211,154
Receivable for investments sold		4,169,157
Receivable for fund shares sold		6,588,831
Dividends receivable		14,601,735
Distributions receivable from Fidelity Central Funds		109,723
Prepaid expenses		1,096
Other receivables		56,265
Total assets		2,562,524,359
Liabilities
Payable for investments purchased	$7,515,768
Payable for fund shares redeemed	1,650,022
Accrued management fee	1,382,041
Distribution and service plan fees payable	106,675
Other affiliated payables	419,126
Other payables and accrued expenses	239,048
Collateral on securities loaned	116,767,149
Total liabilities		128,079,829
Net Assets		$2,434,444,530
Net Assets consist of:
Paid in capital		$1,977,683,957
Undistributed net investment income		13,090,126
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,062,762)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		517,733,209
Net Assets		$2,434,444,530
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($161,278,286 ÷ 11,963,841 shares)		$13.48
Maximum offering price per share (100/94.25 of $13.48)		$14.30
Class M:
Net Asset Value and redemption price per share ($31,686,072÷ 2,355,222 shares)		$13.45
Maximum offering price per share (100/96.50 of $13.45)		$13.94
Class C:
Net Asset Value and offering price per share ($70,680,330 ÷ 5,339,404 shares)(a)		$13.24
International Growth:
Net Asset Value, offering price and redemption price per share ($930,528,739 ÷ 68,576,631 shares)		$13.57
Class I:
Net Asset Value, offering price and redemption price per share ($824,016,754 ÷ 60,851,076 shares)		$13.54
Class Z:
Net Asset Value, offering price and redemption price per share ($416,254,349 ÷ 30,699,863 shares)		$13.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$28,132,447
Income from Fidelity Central Funds		558,558
Income before foreign taxes withheld		28,691,005
Less foreign taxes withheld		(2,820,258)
Total income		25,870,747
Expenses
Management fee
Basic fee	$8,510,674
Performance adjustment	209,909
Transfer agent fees	2,150,997
Distribution and service plan fees	647,471
Accounting and security lending fees	541,504
Custodian fees and expenses	158,665
Independent trustees' fees and expenses	4,818
Registration fees	84,521
Audit	37,705
Legal	5,220
Interest	12,804
Miscellaneous	7,407
Total expenses before reductions	12,371,695
Expense reductions	(117,558)	12,254,137
Net investment income (loss)		13,616,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,470,806
Fidelity Central Funds	2,201
Foreign currency transactions	(138,586)
Total net realized gain (loss)		20,334,421
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $56,921)	1,436,583
Assets and liabilities in foreign currencies	(107,020)
Total change in net unrealized appreciation (depreciation)		1,329,563
Net gain (loss)		21,663,984
Net increase (decrease) in net assets resulting from operations		$35,280,594

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,616,610	$16,277,855
Net realized gain (loss)	20,334,421	(12,551,371)
Change in net unrealized appreciation (depreciation)	1,329,563	409,389,366
Net increase (decrease) in net assets resulting from operations	35,280,594	413,115,850
Distributions to shareholders from net investment income	(14,086,190)	(18,629,181)
Distributions to shareholders from net realized gain	(2,550,030)	–
Total distributions	(16,636,220)	(18,629,181)
Share transactions - net increase (decrease)	92,426,049	210,891,938
Redemption fees	–	6,903
Total increase (decrease) in net assets	111,070,423	605,385,510
Net Assets
Beginning of period	2,323,374,107	1,717,988,597
End of period	$2,434,444,530	$2,323,374,107
Other Information
Undistributed net investment income end of period	$13,090,126	$13,559,706

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$10.88	$11.30	$11.01	$10.78	$8.91
Income from Investment Operations
Net investment income (loss)A	.06	.07	.12B	.07	.09	.08
Net realized and unrealized gain (loss)	.14	2.49	(.48)	.28	.18	1.88
Total from investment operations	.20	2.56	(.36)	.35	.27	1.96
Distributions from net investment income	(.04)	(.10)	(.05)	(.06)	(.03)	(.08)
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	(.01)
Total distributions	(.06)	(.10)	(.06)	(.06)	(.04)	(.09)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.48	$13.34	$10.88	$11.30	$11.01	$10.78
Total ReturnD,E,F	1.48%	23.80%	(3.22)%	3.20%	2.54%	22.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.28%	1.27%	1.26%	1.35%	1.44%
Expenses net of fee waivers, if any	1.25%I	1.28%	1.27%	1.26%	1.35%	1.43%
Expenses net of all reductions	1.24%I	1.27%	1.27%	1.25%	1.34%	1.42%
Net investment income (loss)	.86%I	.62%	1.05%B	.66%	.84%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$161,278	$156,988	$221,861	$184,878	$119,017	$74,595
Portfolio turnover rateJ	36%I	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$10.84	$11.26	$10.96	$10.75	$8.89
Income from Investment Operations
Net investment income (loss)A	.04	.04	.08B	.04	.06	.05
Net realized and unrealized gain (loss)	.13	2.49	(.48)	.27	.18	1.88
Total from investment operations	.17	2.53	(.40)	.31	.24	1.93
Distributions from net investment income	(.01)	(.07)	(.01)	(.01)	(.02)	(.07)
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	(.01)
Total distributions	(.02)C	(.07)	(.02)	(.01)	(.03)	(.07)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$13.45	$13.30	$10.84	$11.26	$10.96	$10.75
Total ReturnF,G,H	1.28%	23.51%	(3.58)%	2.85%	2.21%	21.91%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.55%K	1.59%	1.61%	1.58%	1.65%	1.69%
Expenses net of fee waivers, if any	1.55%K	1.59%	1.61%	1.58%	1.65%	1.69%
Expenses net of all reductions	1.54%K	1.58%	1.61%	1.58%	1.65%	1.68%
Net investment income (loss)	.56%K	.31%	.71%B	.33%	.53%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$31,686	$33,597	$27,966	$28,833	$26,369	$23,118
Portfolio turnover rateL	36%K	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Total distributions of $.02 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.69 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.10	$10.67	$11.12	$10.87	$10.69	$8.84
Income from Investment Operations
Net investment income (loss)A	.01	(.02)	.03B	(.02)	.01	.01
Net realized and unrealized gain (loss)	.13	2.47	(.47)	.27	.18	1.87
Total from investment operations	.14	2.45	(.44)	.25	.19	1.88
Distributions from net investment income	–	(.02)	–	–	–	(.02)
Distributions from net realized gain	–	–	(.01)	–	(.01)	(.01)
Total distributions	–	(.02)	(.01)	–	(.01)	(.03)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.24	$13.10	$10.67	$11.12	$10.87	$10.69
Total ReturnD,E,F	1.07%	22.96%	(3.98)%	2.30%	1.77%	21.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.01%I	2.04%	2.07%	2.06%	2.12%	2.19%
Expenses net of fee waivers, if any	2.00%I	2.04%	2.07%	2.06%	2.12%	2.18%
Expenses net of all reductions	2.00%I	2.04%	2.06%	2.05%	2.12%	2.17%
Net investment income (loss)	.10%I	(.15)%	.26%B	(.15)%	.06%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$70,680	$68,908	$52,738	$52,378	$32,737	$17,196
Portfolio turnover rateJ	36%I	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$10.97	$11.38	$11.10	$10.84	$8.95
Income from Investment Operations
Net investment income (loss)A	.08	.10	.15B	.11	.13	.11
Net realized and unrealized gain (loss)	.13	2.51	(.47)	.26	.19	1.88
Total from investment operations	.21	2.61	(.32)	.37	.32	1.99
Distributions from net investment income	(.08)	(.13)	(.08)	(.09)	(.05)	(.10)
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	(.01)
Total distributions	(.09)C	(.13)	(.09)	(.09)	(.06)	(.10)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$13.57	$13.45	$10.97	$11.38	$11.10	$10.84
Total ReturnF,G	1.60%	24.14%	(2.87)%	3.36%	2.96%	22.48%
Ratios to Average Net AssetsH,I
Expenses before reductions	.99%J	1.03%	.99%	.97%	1.04%	1.13%
Expenses net of fee waivers, if any	.98%J	1.03%	.99%	.97%	1.04%	1.13%
Expenses net of all reductions	.98%J	1.03%	.98%	.96%	1.04%	1.11%
Net investment income (loss)	1.12%J	.87%	1.34%B	.94%	1.14%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$930,529	$961,775	$1,038,771	$938,348	$635,607	$430,914
Portfolio turnover rateK	36%J	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .96%.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$10.95	$11.36	$11.08	$10.84	$8.94
Income from Investment Operations
Net investment income (loss)A	.08	.11	.15B	.11	.13	.11
Net realized and unrealized gain (loss)	.13	2.51	(.47)	.27	.18	1.90
Total from investment operations	.21	2.62	(.32)	.38	.31	2.01
Distributions from net investment income	(.09)	(.14)	(.08)	(.10)	(.06)	(.10)
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	(.01)
Total distributions	(.10)C	(.14)	(.09)	(.10)	(.07)	(.11)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$13.54	$13.43	$10.95	$11.36	$11.08	$10.84
Total ReturnE,F	1.60%	24.23%	(2.87)%	3.41%	2.84%	22.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%I	.98%	.98%	.98%	1.04%	1.11%
Expenses net of fee waivers, if any	.95%I	.98%	.98%	.98%	1.04%	1.11%
Expenses net of all reductions	.95%I	.97%	.98%	.97%	1.04%	1.09%
Net investment income (loss)	1.15%I	.92%	1.34%B	.94%	1.14%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$824,017	$728,227	$359,676	$267,745	$121,554	$38,771
Portfolio turnover rateJ	36%I	22%	29%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions of $0.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$10.97	$11.38	$11.10	$10.84	$10.26
Income from Investment Operations
Net investment income (loss)B	.09	.13	.16C	.12	.14	.02
Net realized and unrealized gain (loss)	.14	2.50	(.47)	.27	.19	.56
Total from investment operations	.23	2.63	(.31)	.39	.33	.58
Distributions from net investment income	(.10)	(.15)	(.09)	(.11)	(.06)	–
Distributions from net realized gain	(.02)	–	(.01)	–	(.01)	–
Total distributions	(.12)	(.15)	(.10)	(.11)	(.07)	–
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$13.56	$13.45	$10.97	$11.38	$11.10	$10.84
Total ReturnE,F	1.71%	24.33%	(2.73)%	3.52%	3.07%	5.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.84%	.85%	.84%	.88%	.94%I
Expenses net of fee waivers, if any	.82%I	.84%	.85%	.84%	.88%	.94%I
Expenses net of all reductions	.81%I	.84%	.84%	.83%	.88%	.93%I
Net investment income (loss)	1.29%I	1.05%	1.48%C	1.07%	1.30%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$416,254	$373,878	$16,977	$897	$104	$106
Portfolio turnover rateJ	36%I	22%	29%	26%	27%	32%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.10%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Growth, Class I, and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$569,648,604
Gross unrealized depreciation	(54,858,839)
Net unrealized appreciation (depreciation)	$514,789,765
Tax cost	$2,021,996,633

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(60,492,711)
Long-term	(26,057,719)
Total no expiration	$(86,550,430)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $470,825,477 and $428,760,667, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$202,773	$8,028
Class M	.25%	.25%	83,158	1,001
Class C	.75%	.25%	361,540	78,914
			$647,471	$87,943

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$59,276
Class M	6,706
Class C(a)	7,870
$73,852

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$183,279.23
Class M	45,313.27
Class C	82,454.23
International Growth	1,040,139.21
Class I	708,469.18
Class Z	91,343.05
	$2,150,997

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $995 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$40,450,167	1.90%	$12,804

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,465 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $207,438, including $106 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105,299 for the period. Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $335.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,924.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$491,758	$1,997,030
Class M	12,154	186,824
Class C	–	77,926
International Growth	5,670,567	11,653,320
Class I	4,983,374	4,492,180
Class Z	2,928,337	221,901
Total	$14,086,190	$18,629,181
From net realized gain
Class A	$175,523	$–
Class M	36,436	–
International Growth	1,076,314	–
Class I	839,568	–
Class Z	422,189	–
Total	$2,550,030	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	1,572,515	4,137,031	$21,580,659	$48,223,768
Reinvestment of distributions	49,581	187,295	663,775	1,972,221
Shares redeemed	(1,423,213)	(12,953,360)	(19,459,107)	(147,524,032)
Net increase (decrease)	198,883	(8,629,034)	$2,785,327	$(97,328,043)
Class M
Shares sold	218,936	634,763	$3,003,474	$7,389,758
Reinvestment of distributions	3,624	17,518	48,527	184,470
Shares redeemed	(393,405)	(705,137)	(5,352,323)	(8,346,528)
Net increase (decrease)	(170,845)	(52,856)	$(2,300,322)	$(772,300)
Class C
Shares sold	751,386	1,572,029	$10,186,038	$18,704,209
Reinvestment of distributions	–	7,327	–	76,279
Shares redeemed	(673,468)	(1,259,133)	(9,055,177)	(14,766,822)
Net increase (decrease)	77,918	320,223	$1,130,861	$4,013,666
International Growth
Shares sold	12,132,112	28,743,527	$168,190,900	$341,195,764
Reinvestment of distributions	469,327	929,056	6,314,733	9,838,706
Shares redeemed	(15,533,206)	(52,869,764)	(215,100,341)	(601,819,958)
Net increase (decrease)	(2,931,767)	(23,197,181)	$(40,594,708)	$(250,785,488)
Class I
Shares sold	13,570,374	38,959,806	$186,925,933	$465,525,076
Reinvestment of distributions	352,720	415,087	4,735,066	4,387,467
Shares redeemed	(7,294,020)	(17,997,694)	(100,623,165)	(214,014,368)
Net increase (decrease)	6,629,074	21,377,199	$91,037,834	$255,898,175
Class Z
Shares sold	4,797,477	35,134,319	$66,427,683	$405,268,628
Reinvestment of distributions	140,992	20,974	1,894,059	221,901
Shares redeemed	(2,028,589)	(8,913,102)	(27,954,685)	(105,624,601)
Net increase (decrease)	2,909,880	26,242,191	$40,367,057	$299,865,928

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.25%
Actual		$1,000.00	$1,014.80	$6.24
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class M	1.55%
Actual		$1,000.00	$1,012.80	$7.74
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class C	2.00%
Actual		$1,000.00	$1,010.70	$9.97
Hypothetical-C		$1,000.00	$1,014.88	$9.99
International Growth	.98%
Actual		$1,000.00	$1,016.00	$4.90
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class I	.95%
Actual		$1,000.00	$1,016.00	$4.75
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class Z	.82%
Actual		$1,000.00	$1,017.10	$4.10
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

IGF-SANN-0618
1.912353.108

Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
South Africa	41.9%
Russia	24.8%
United Arab Emirates	5.7%
United Kingdom	5.2%
Hungary	2.7%
Poland	2.7%
Romania	2.6%
United States of America	2.5%
Nigeria	2.1%
Other*	9.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	97.5
Short-Term Investments and Net Other Assets (Liabilities)	2.5

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Naspers Ltd. Class N (South Africa, Media)	7.7
Sberbank of Russia (Russia, Banks)	5.8
Lukoil PJSC (Russia, Oil, Gas & Consumable Fuels)	4.5
Tatneft PAO (Russia, Oil, Gas & Consumable Fuels)	4.2
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	4.0
Standard Bank Group Ltd. (South Africa, Banks)	3.9
FirstRand Ltd. (South Africa, Diversified Financial Services)	3.4
HSBC Bank PLC	3.2
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	3.0
PSG Group Ltd. (South Africa, Diversified Financial Services)	2.2
41.9

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	33.1
Energy	18.4
Consumer Discretionary	17.2
Materials	10.6
Consumer Staples	8.0
Industrials	4.0
Telecommunication Services	3.7
Real Estate	1.6
Health Care	0.9

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2018, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Austria - 0.5%
Erste Group Bank AG	12,600	$617,760
Bailiwick of Jersey - 0.5%
Glencore Xstrata PLC	119,600	581,700
Bermuda - 0.9%
Central European Media Enterprises Ltd. Class A (a)(b)	235,500	1,000,875
Botswana - 0.2%
First National Bank of Botswana Ltd.	1,042,331	233,440
Canada - 0.8%
First Quantum Minerals Ltd.	64,000	922,154
Cyprus - 0.6%
Globaltrans Investment PLC GDR (Reg. S)	61,900	651,188
Greece - 2.1%
Fourlis Holdings SA	91,700	653,348
Jumbo SA	26,536	485,800
Mytilineos Holdings SA	51,000	615,876
Sarantis SA	37,800	650,474

TOTAL GREECE		2,405,498

Hungary - 2.7%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	86,600	1,000,713
OTP Bank PLC	50,200	2,193,211

TOTAL HUNGARY		3,193,924

Kenya - 1.3%
KCB Group Ltd.	1,388,600	692,223
Safaricom Ltd.	2,814,544	792,730

TOTAL KENYA		1,484,953

Morocco - 0.5%
Attijariwafa Bank	11,725	643,903
Netherlands - 0.6%
X5 Retail Group NV GDR (Reg. S) (a)	24,200	689,700
Nigeria - 2.1%
Dangote Cement PLC	1,107,463	756,766
Guaranty Trust Bank PLC	4,263,598	532,950
Nigerian Breweries PLC	1,630,122	588,202
Zenith Bank PLC	6,951,272	530,034

TOTAL NIGERIA		2,407,952

Oman - 0.5%
BankMuscat SAOG (a)	643,984	642,478
Pakistan - 0.5%
United Bank Ltd.	344,400	599,280
Poland - 2.7%
AmRest Holdings NV (a)	4,000	525,379
Globe Trade Centre SA	333,900	879,974
Inter Cars SA	7,700	526,518
LPP SA	220	574,782
Orbis SA	21,900	599,000

TOTAL POLAND		3,105,653

Romania - 2.6%
Banca Transilvania SA	1,015,997	675,295
BRD-Groupe Societe Generale	423,335	1,645,468
Fondul Propietatea SA GDR	56,500	706,250

TOTAL ROMANIA		3,027,013

Russia - 22.2%
Alrosa Co. Ltd.	928,200	1,320,831
Gazprom OAO	2,023,613	4,689,441
Lukoil PJSC	21,700	1,433,557
Lukoil PJSC sponsored ADR	57,195	3,820,626
MMC Norilsk Nickel PJSC	12,400	2,118,055
NOVATEK OAO	206,800	2,528,659
Novolipetsk Steel OJSC GDR (Reg. S)	50,400	1,292,760
Sberbank of Russia	1,892,150	6,744,559
Tatneft PAO	175,800	1,873,367

TOTAL RUSSIA		25,821,855

South Africa - 41.9%
African Rainbow Minerals Ltd.	97,100	793,855
Anglo American Platinum Ltd.	47,200	1,266,620
ArcelorMittal South Africa Ltd. (a)	780,000	183,556
AVI Ltd.	67,400	616,498
Barloworld Ltd.	69,000	931,899
Cashbuild Ltd.	31,400	1,092,099
City Lodge Hotels Ltd.	62,000	810,895
Clicks Group Ltd.	75,583	1,292,237
Dis-Chem Pharmacies Pty Ltd. (c)	187,000	558,404
DRDGOLD Ltd.	3,045,114	719,904
Exxaro Resources Ltd.	99,600	883,449
FirstRand Ltd.	730,500	3,912,212
Hulamin Ltd.	1,096,900	455,162
Imperial Holdings Ltd.	72,200	1,388,846
KAP Industrial Holdings Ltd.	1,145,700	809,896
Mr Price Group Ltd.	97,300	2,135,137
MTN Group Ltd.	343,950	3,452,123
Murray & Roberts Holdings Ltd.	399,000	493,904
Nampak Ltd. (a)	1,025,600	1,141,197
Naspers Ltd. Class N	37,000	9,013,929
Pioneer Foods Ltd.	68,100	662,304
Pretoria Portland Cement Co. Ltd. (a)	1,192,249	833,033
PSG Group Ltd.	142,300	2,560,323
RMB Holdings Ltd.	256,000	1,605,701
Sanlam Ltd.	338,800	2,140,206
Shoprite Holdings Ltd.	123,100	2,449,175
Spar Group Ltd.	79,200	1,331,417
Spur Corp. Ltd.	257,400	552,527
Standard Bank Group Ltd.	262,686	4,505,223
Steinhoff Africa Retail Ltd. (a)	140,000	217,608

TOTAL SOUTH AFRICA		48,809,339

Turkey - 0.8%
Tupras Turkiye Petrol Rafinerileri A/S	36,000	917,260
United Arab Emirates - 5.7%
Abu Dhabi National Oil Co. for Distribution PJSC (a)	937,731	625,469
Agthia Group PJSC	344,787	413,014
Aldar Properties PJSC	1,597,568	913,356
DP World Ltd.	52,278	1,163,186
Dubai Financial Market PJSC	2,741,002	731,302
Dubai Islamic Bank Pakistan Ltd.	539,253	807,452
Dubai Parks and Resorts PJSC (a)	4,523,254	475,335
National Bank of Abu Dhabi PJSC	460,340	1,554,038

TOTAL UNITED ARAB EMIRATES		6,683,152

United Kingdom - 5.2%
Abdullah Al-Othaim Markets Co. ELS (HSBC Bank Warrant Program) warrants 7/20/20 (a)(c)	29,800	643,558
Al Rajhi Banking & Investment Corp. ELS (HSBC Bank Warrant Program) warrants 1/19/21 (a)(c)	29,800	667,555
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (a)(c)	96,625	733,528
BGEO Group PLC	11,500	550,955
Georgia Healthcare Group PLC (a)(c)	107,500	409,947
NMC Health PLC	13,149	645,888
Saudi Co. For Hardware LLC ELS (HSBC Bank Warrant Program) warrants 5/21/18 (a)(c)	17,800	621,819
Tullow Oil PLC (a)	234,500	735,098
United International Transportation Co. ELS (HSBC Bank Warrant Program) warrants 7/8/20(a)(c)	104,504	1,040,790

TOTAL UNITED KINGDOM		6,049,138

TOTAL COMMON STOCKS
(Cost $79,990,620)		110,488,215

Nonconvertible Preferred Stocks - 2.6%
Russia - 2.6%
Tatneft PAO
(Cost $1,316,366)	404,100	3,051,325

Money Market Funds - 0.7%
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)
(Cost $794,808)	794,724	794,803
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $82,101,794)		114,334,343
NET OTHER ASSETS (LIABILITIES) - 1.8%		2,063,077
NET ASSETS - 100%		$116,397,420

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,675,601 or 4.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,651
Fidelity Securities Lending Cash Central Fund	1,901
Total	$11,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$20,052,078	$4,841,037	$15,211,041	$--
Consumer Staples	9,251,425	2,341,390	6,910,035	--
Energy	21,558,964	19,241,958	2,317,006	--
Financials	38,531,513	13,356,039	25,175,474	--
Health Care	1,055,835	1,055,835	--	--
Industrials	4,665,949	2,430,250	2,235,699	--
Materials	12,385,593	4,292,511	8,093,082	--
Real Estate	1,793,330	1,793,330	--	--
Telecommunication Services	4,244,853	792,730	3,452,123	--
Money Market Funds	794,803	794,803	--	--
Total Investments in Securities:	$114,334,343	$50,939,883	$63,394,460	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$39,397,547
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $750,550) — See accompanying schedule: Unaffiliated issuers (cost $81,306,986)	$113,539,540
Fidelity Central Funds (cost $794,808)	794,803
Total Investment in Securities (cost $82,101,794)		$114,334,343
Foreign currency held at value (cost $27,752)		27,767
Receivable for investments sold		2,374,418
Receivable for fund shares sold		868,585
Dividends receivable		182,004
Distributions receivable from Fidelity Central Funds		3,296
Prepaid expenses		52
Receivable from investment adviser for expense reductions		1,052
Other receivables		17,683
Total assets		117,809,200
Liabilities
Payable to custodian bank	$200,277
Payable for fund shares redeemed	234,097
Accrued management fee	79,535
Distribution and service plan fees payable	6,646
Other affiliated payables	29,189
Other payables and accrued expenses	67,336
Collateral on securities loaned	794,700
Total liabilities		1,411,780
Net Assets		$116,397,420
Net Assets consist of:
Paid in capital		$101,085,005
Undistributed net investment income		801,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,713,084)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,223,933
Net Assets		$116,397,420
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,238,663 ÷ 705,674 shares)		$10.26
Maximum offering price per share (100/94.25 of $10.26)		$10.89
Class M:
Net Asset Value and redemption price per share ($2,890,958 ÷ 282,745 shares)		$10.22
Maximum offering price per share (100/96.50 of $10.22)		$10.59
Class C:
Net Asset Value and offering price per share ($4,636,361 ÷ 453,751 shares)(a)		$10.22
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($94,070,229 ÷ 9,164,068 shares)		$10.27
Class I:
Net Asset Value, offering price and redemption price per share ($7,561,209 ÷ 737,512 shares)		$10.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,978,868
Income from Fidelity Central Funds		11,552
Income before foreign taxes withheld		1,990,420
Less foreign taxes withheld		(177,108)
Total income		1,813,312
Expenses
Management fee	$455,124
Transfer agent fees	134,710
Distribution and service plan fees	39,098
Accounting and security lending fees	29,886
Custodian fees and expenses	56,798
Independent trustees' fees and expenses	222
Registration fees	71,162
Audit	34,316
Legal	1,901
Miscellaneous	348
Total expenses before reductions	823,565
Expense reductions	(18,822)	804,743
Net investment income (loss)		1,008,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,167,519
Fidelity Central Funds	8
Foreign currency transactions	(3,642)
Total net realized gain (loss)		2,163,885
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,574,710
Fidelity Central Funds	(5)
Assets and liabilities in foreign currencies	(7,355)
Total change in net unrealized appreciation (depreciation)		6,567,350
Net gain (loss)		8,731,235
Net increase (decrease) in net assets resulting from operations		$9,739,804

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,008,569	$1,644,538
Net realized gain (loss)	2,163,885	3,966,888
Change in net unrealized appreciation (depreciation)	6,567,350	10,350,803
Net increase (decrease) in net assets resulting from operations	9,739,804	15,962,229
Distributions to shareholders from net investment income	(1,562,179)	(1,167,439)
Distributions to shareholders from net realized gain	(83,502)	–
Total distributions	(1,645,681)	(1,167,439)
Share transactions - net increase (decrease)	8,655,675	(13,935,496)
Redemption fees	823	71,905
Total increase (decrease) in net assets	16,750,621	931,199
Net Assets
Beginning of period	99,646,799	98,715,600
End of period	$116,397,420	$99,646,799
Other Information
Undistributed net investment income end of period	$801,566	$1,355,176

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$8.13	$7.49	$9.04	$9.49	$8.71
Income from Investment Operations
Net investment income (loss)A	.08	.12	.14	.12	.13	.16
Net realized and unrealized gain (loss)	.93	1.22	.61	(1.50)	(.46)	.85
Total from investment operations	1.01	1.34	.75	(1.38)	(.33)	1.01
Distributions from net investment income	(.13)	(.09)	(.11)	(.14)	(.12)	(.15)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.14)	(.09)	(.11)	(.17)B	(.12)	(.23)C
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	–D
Net asset value, end of period	$10.26	$9.39	$8.13	$7.49	$9.04	$9.49
Total ReturnE,F,G	10.84%	16.69%	10.22%	(15.42)%	(3.48)%	11.75%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.62%J	1.63%	1.69%	1.61%	1.60%	1.64%
Expenses net of fee waivers, if any	1.62%J	1.62%	1.65%	1.61%	1.60%	1.63%
Expenses net of all reductions	1.59%J	1.61%	1.64%	1.60%	1.60%	1.62%
Net investment income (loss)	1.56%J	1.41%	1.90%	1.51%	1.45%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$7,239	$5,538	$7,867	$5,788	$7,889	$10,883
Portfolio turnover rateK	40%J	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.35	$8.10	$7.44	$9.01	$9.46	$8.68
Income from Investment Operations
Net investment income (loss)A	.07	.10	.12	.10	.11	.14
Net realized and unrealized gain (loss)	.92	1.21	.61	(1.51)	(.46)	.84
Total from investment operations	.99	1.31	.73	(1.41)	(.35)	.98
Distributions from net investment income	(.11)	(.07)	(.07)	(.13)	(.10)	(.12)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.12)	(.07)	(.07)	(.16)B	(.10)	(.20)C
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	–D
Net asset value, end of period	$10.22	$9.35	$8.10	$7.44	$9.01	$9.46
Total ReturnE,F,G	10.65%	16.40%	9.98%	(15.80)%	(3.67)%	11.42%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.96%J	1.95%	2.00%	1.92%	1.92%	1.93%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.87%J	1.88%	1.89%	1.89%	1.90%	1.88%
Net investment income (loss)	1.28%J	1.14%	1.65%	1.22%	1.15%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,891	$2,490	$2,580	$2,003	$2,465	$3,465
Portfolio turnover rateK	40%J	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$8.06	$7.39	$8.93	$9.39	$8.62
Income from Investment Operations
Net investment income (loss)A	.04	.06	.09	.06	.06	.09
Net realized and unrealized gain (loss)	.93	1.20	.60	(1.48)	(.46)	.83
Total from investment operations	.97	1.26	.69	(1.42)	(.40)	.92
Distributions from net investment income	(.04)	(.03)	(.02)	(.08)	(.06)	(.08)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.05)	(.03)	(.02)	(.12)	(.06)	(.15)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	–B
Net asset value, end of period	$10.22	$9.30	$8.06	$7.39	$8.93	$9.39
Total ReturnC,D,E	10.42%	15.85%	9.33%	(16.08)%	(4.24)%	10.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.41%H	2.42%	2.47%	2.41%	2.40%	2.42%
Expenses net of fee waivers, if any	2.40%H	2.39%	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.37%H	2.37%	2.39%	2.39%	2.40%	2.38%
Net investment income (loss)	.78%H	.65%	1.15%	.72%	.65%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$4,636	$4,336	$6,269	$4,104	$6,662	$6,782
Portfolio turnover rateI	40%H	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.41	$8.14	$7.50	$9.08	$9.52	$8.75
Income from Investment Operations
Net investment income (loss)A	.09	.15	.16	.14	.16	.18
Net realized and unrealized gain (loss)	.94	1.21	.61	(1.51)	(.47)	.84
Total from investment operations	1.03	1.36	.77	(1.37)	(.31)	1.02
Distributions from net investment income	(.16)	(.10)	(.13)	(.17)	(.13)	(.18)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.17)	(.10)	(.13)	(.21)	(.13)	(.25)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	–B
Net asset value, end of period	$10.27	$9.41	$8.14	$7.50	$9.08	$9.52
Total ReturnC,D	11.03%	17.04%	10.54%	(15.33)%	(3.21)%	11.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.36%G	1.38%	1.46%	1.39%	1.37%	1.40%
Expenses net of fee waivers, if any	1.36%G	1.38%	1.40%	1.38%	1.37%	1.40%
Expenses net of all reductions	1.33%G	1.37%	1.39%	1.38%	1.37%	1.38%
Net investment income (loss)	1.82%G	1.66%	2.15%	1.74%	1.68%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$94,070	$80,392	$76,193	$67,521	$96,784	$110,265
Portfolio turnover rateH	40%G	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$8.14	$7.50	$9.08	$9.52	$8.75
Income from Investment Operations
Net investment income (loss)A	.10	.16	.17	.15	.16	.19
Net realized and unrealized gain (loss)	.93	1.20	.61	(1.51)	(.46)	.84
Total from investment operations	1.03	1.36	.78	(1.36)	(.30)	1.03
Distributions from net investment income	(.17)	(.11)	(.14)	(.18)	(.14)	(.19)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.18)	(.11)	(.14)	(.22)	(.14)	(.26)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	–B
Net asset value, end of period	$10.25	$9.40	$8.14	$7.50	$9.08	$9.52
Total ReturnC,D	11.04%	17.01%	10.69%	(15.23)%	(3.09)%	12.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.28%G	1.27%	1.31%	1.25%	1.26%	1.30%
Expenses net of fee waivers, if any	1.28%G	1.27%	1.31%	1.25%	1.26%	1.30%
Expenses net of all reductions	1.25%G	1.26%	1.30%	1.24%	1.26%	1.28%
Net investment income (loss)	1.90%G	1.77%	2.24%	1.88%	1.79%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$7,561	$6,891	$5,807	$3,478	$5,596	$10,231
Portfolio turnover rateH	40%G	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Europe, Middle East, Africa (EMEA) and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$37,752,691
Gross unrealized depreciation	(5,742,293)
Net unrealized appreciation (depreciation)	$32,010,398
Tax cost	$82,323,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,624,705)
No expiration
Short-term	(2,621,070)
Long-term	(15,049,441)
Total no expiration	(17,670,511)
Total capital loss carryforward	$(19,295,216)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,282,853 and $22,262,957, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,140	$259
Class M	.25%	.25%	7,206	193
Class C	.75%	.25%	23,752	2,457
			$39,098	$2,909

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,279
Class M	619
Class C(a)	168
$5,066

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,857.24
Class M	4,728.33
Class C	6,693.28
Emerging Europe, Middle East, Africa (EMEA)	109,252.24
Class I	6,180.15
	$134,710

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,023.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $158 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,901. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.90%	$818
Class C	2.40%	233
		$1,051

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,250 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $521.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$75,918	$82,211
Class M	29,419	22,957
Class C	17,501	25,148
Emerging Europe, Middle East, Africa (EMEA)	1,323,089	957,314
Class I	116,252	79,809
Total	$1,562,179	$1,167,439
From net realized gain
Class A	$4,672	$–
Class M	2,159	–
Class C	3,684	–
Emerging Europe, Middle East, Africa (EMEA)	67,418	–
Class I	5,569	–
Total	$83,502	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	149,657	288,036	$1,625,658	$2,454,533
Reinvestment of distributions	8,201	9,506	78,321	78,136
Shares redeemed	(42,016)	(675,335)	(435,416)	(5,836,992)
Net increase (decrease)	115,842	(377,793)	$1,268,563	$(3,304,323)
Class M
Shares sold	29,936	66,562	$316,443	$565,838
Reinvestment of distributions	3,314	2,795	31,578	22,945
Shares redeemed	(16,763)	(121,397)	(178,404)	(1,049,817)
Net increase (decrease)	16,487	(52,040)	$169,617	$(461,034)
Class C
Shares sold	54,741	157,368	$578,365	$1,360,245
Reinvestment of distributions	2,063	2,631	19,680	21,571
Shares redeemed	(69,262)	(471,197)	(726,669)	(4,103,204)
Net increase (decrease)	(12,458)	(311,198)	$(128,624)	$(2,721,388)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,402,986	3,934,827	$25,914,807	$34,220,494
Reinvestment of distributions	134,990	108,986	1,287,802	895,866
Shares redeemed	(1,917,207)	(4,855,547)	(19,986,524)	(42,616,730)
Net increase (decrease)	620,769	(811,734)	$7,216,085	$(7,500,370)
Class I
Shares sold	458,489	791,073	$4,858,180	$6,865,207
Reinvestment of distributions	11,175	9,024	106,495	74,090
Shares redeemed	(464,940)	(780,970)	(4,834,641)	(6,887,678)
Net increase (decrease)	4,724	19,127	$130,034	$51,619

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.62%
Actual		$1,000.00	$1,108.40	$8.47
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Class M	1.90%
Actual		$1,000.00	$1,106.50	$9.92
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class C	2.40%
Actual		$1,000.00	$1,104.20	$12.52
Hypothetical-C		$1,000.00	$1,012.89	$11.98
Emerging Europe, Middle East, Africa (EMEA)	1.36%
Actual		$1,000.00	$1,110.30	$7.12
Hypothetical-C		$1,000.00	$1,018.05	$6.81
Class I	1.28%
Actual		$1,000.00	$1,110.40	$6.70
Hypothetical-C		$1,000.00	$1,018.45	$6.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEME-SANN-0618
1.861993.109

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
South Africa	41.9%
Russia	24.8%
United Arab Emirates	5.7%
United Kingdom	5.2%
Hungary	2.7%
Poland	2.7%
Romania	2.6%
United States of America	2.5%
Nigeria	2.1%
Other*	9.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	97.5
Short-Term Investments and Net Other Assets (Liabilities)	2.5

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Naspers Ltd. Class N (South Africa, Media)	7.7
Sberbank of Russia (Russia, Banks)	5.8
Lukoil PJSC (Russia, Oil, Gas & Consumable Fuels)	4.5
Tatneft PAO (Russia, Oil, Gas & Consumable Fuels)	4.2
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	4.0
Standard Bank Group Ltd. (South Africa, Banks)	3.9
FirstRand Ltd. (South Africa, Diversified Financial Services)	3.4
HSBC Bank PLC	3.2
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	3.0
PSG Group Ltd. (South Africa, Diversified Financial Services)	2.2
41.9

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	33.1
Energy	18.4
Consumer Discretionary	17.2
Materials	10.6
Consumer Staples	8.0
Industrials	4.0
Telecommunication Services	3.7
Real Estate	1.6
Health Care	0.9

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2018, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Austria - 0.5%
Erste Group Bank AG	12,600	$617,760
Bailiwick of Jersey - 0.5%
Glencore Xstrata PLC	119,600	581,700
Bermuda - 0.9%
Central European Media Enterprises Ltd. Class A (a)(b)	235,500	1,000,875
Botswana - 0.2%
First National Bank of Botswana Ltd.	1,042,331	233,440
Canada - 0.8%
First Quantum Minerals Ltd.	64,000	922,154
Cyprus - 0.6%
Globaltrans Investment PLC GDR (Reg. S)	61,900	651,188
Greece - 2.1%
Fourlis Holdings SA	91,700	653,348
Jumbo SA	26,536	485,800
Mytilineos Holdings SA	51,000	615,876
Sarantis SA	37,800	650,474

TOTAL GREECE		2,405,498

Hungary - 2.7%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	86,600	1,000,713
OTP Bank PLC	50,200	2,193,211

TOTAL HUNGARY		3,193,924

Kenya - 1.3%
KCB Group Ltd.	1,388,600	692,223
Safaricom Ltd.	2,814,544	792,730

TOTAL KENYA		1,484,953

Morocco - 0.5%
Attijariwafa Bank	11,725	643,903
Netherlands - 0.6%
X5 Retail Group NV GDR (Reg. S) (a)	24,200	689,700
Nigeria - 2.1%
Dangote Cement PLC	1,107,463	756,766
Guaranty Trust Bank PLC	4,263,598	532,950
Nigerian Breweries PLC	1,630,122	588,202
Zenith Bank PLC	6,951,272	530,034

TOTAL NIGERIA		2,407,952

Oman - 0.5%
BankMuscat SAOG (a)	643,984	642,478
Pakistan - 0.5%
United Bank Ltd.	344,400	599,280
Poland - 2.7%
AmRest Holdings NV (a)	4,000	525,379
Globe Trade Centre SA	333,900	879,974
Inter Cars SA	7,700	526,518
LPP SA	220	574,782
Orbis SA	21,900	599,000

TOTAL POLAND		3,105,653

Romania - 2.6%
Banca Transilvania SA	1,015,997	675,295
BRD-Groupe Societe Generale	423,335	1,645,468
Fondul Propietatea SA GDR	56,500	706,250

TOTAL ROMANIA		3,027,013

Russia - 22.2%
Alrosa Co. Ltd.	928,200	1,320,831
Gazprom OAO	2,023,613	4,689,441
Lukoil PJSC	21,700	1,433,557
Lukoil PJSC sponsored ADR	57,195	3,820,626
MMC Norilsk Nickel PJSC	12,400	2,118,055
NOVATEK OAO	206,800	2,528,659
Novolipetsk Steel OJSC GDR (Reg. S)	50,400	1,292,760
Sberbank of Russia	1,892,150	6,744,559
Tatneft PAO	175,800	1,873,367

TOTAL RUSSIA		25,821,855

South Africa - 41.9%
African Rainbow Minerals Ltd.	97,100	793,855
Anglo American Platinum Ltd.	47,200	1,266,620
ArcelorMittal South Africa Ltd. (a)	780,000	183,556
AVI Ltd.	67,400	616,498
Barloworld Ltd.	69,000	931,899
Cashbuild Ltd.	31,400	1,092,099
City Lodge Hotels Ltd.	62,000	810,895
Clicks Group Ltd.	75,583	1,292,237
Dis-Chem Pharmacies Pty Ltd. (c)	187,000	558,404
DRDGOLD Ltd.	3,045,114	719,904
Exxaro Resources Ltd.	99,600	883,449
FirstRand Ltd.	730,500	3,912,212
Hulamin Ltd.	1,096,900	455,162
Imperial Holdings Ltd.	72,200	1,388,846
KAP Industrial Holdings Ltd.	1,145,700	809,896
Mr Price Group Ltd.	97,300	2,135,137
MTN Group Ltd.	343,950	3,452,123
Murray & Roberts Holdings Ltd.	399,000	493,904
Nampak Ltd. (a)	1,025,600	1,141,197
Naspers Ltd. Class N	37,000	9,013,929
Pioneer Foods Ltd.	68,100	662,304
Pretoria Portland Cement Co. Ltd. (a)	1,192,249	833,033
PSG Group Ltd.	142,300	2,560,323
RMB Holdings Ltd.	256,000	1,605,701
Sanlam Ltd.	338,800	2,140,206
Shoprite Holdings Ltd.	123,100	2,449,175
Spar Group Ltd.	79,200	1,331,417
Spur Corp. Ltd.	257,400	552,527
Standard Bank Group Ltd.	262,686	4,505,223
Steinhoff Africa Retail Ltd. (a)	140,000	217,608

TOTAL SOUTH AFRICA		48,809,339

Turkey - 0.8%
Tupras Turkiye Petrol Rafinerileri A/S	36,000	917,260
United Arab Emirates - 5.7%
Abu Dhabi National Oil Co. for Distribution PJSC (a)	937,731	625,469
Agthia Group PJSC	344,787	413,014
Aldar Properties PJSC	1,597,568	913,356
DP World Ltd.	52,278	1,163,186
Dubai Financial Market PJSC	2,741,002	731,302
Dubai Islamic Bank Pakistan Ltd.	539,253	807,452
Dubai Parks and Resorts PJSC (a)	4,523,254	475,335
National Bank of Abu Dhabi PJSC	460,340	1,554,038

TOTAL UNITED ARAB EMIRATES		6,683,152

United Kingdom - 5.2%
Abdullah Al-Othaim Markets Co. ELS (HSBC Bank Warrant Program) warrants 7/20/20 (a)(c)	29,800	643,558
Al Rajhi Banking & Investment Corp. ELS (HSBC Bank Warrant Program) warrants 1/19/21 (a)(c)	29,800	667,555
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (a)(c)	96,625	733,528
BGEO Group PLC	11,500	550,955
Georgia Healthcare Group PLC (a)(c)	107,500	409,947
NMC Health PLC	13,149	645,888
Saudi Co. For Hardware LLC ELS (HSBC Bank Warrant Program) warrants 5/21/18 (a)(c)	17,800	621,819
Tullow Oil PLC (a)	234,500	735,098
United International Transportation Co. ELS (HSBC Bank Warrant Program) warrants 7/8/20(a)(c)	104,504	1,040,790

TOTAL UNITED KINGDOM		6,049,138

TOTAL COMMON STOCKS
(Cost $79,990,620)		110,488,215

Nonconvertible Preferred Stocks - 2.6%
Russia - 2.6%
Tatneft PAO
(Cost $1,316,366)	404,100	3,051,325

Money Market Funds - 0.7%
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)
(Cost $794,808)	794,724	794,803
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $82,101,794)		114,334,343
NET OTHER ASSETS (LIABILITIES) - 1.8%		2,063,077
NET ASSETS - 100%		$116,397,420

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,675,601 or 4.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,651
Fidelity Securities Lending Cash Central Fund	1,901
Total	$11,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$20,052,078	$4,841,037	$15,211,041	$--
Consumer Staples	9,251,425	2,341,390	6,910,035	--
Energy	21,558,964	19,241,958	2,317,006	--
Financials	38,531,513	13,356,039	25,175,474	--
Health Care	1,055,835	1,055,835	--	--
Industrials	4,665,949	2,430,250	2,235,699	--
Materials	12,385,593	4,292,511	8,093,082	--
Real Estate	1,793,330	1,793,330	--	--
Telecommunication Services	4,244,853	792,730	3,452,123	--
Money Market Funds	794,803	794,803	--	--
Total Investments in Securities:	$114,334,343	$50,939,883	$63,394,460	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$39,397,547
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $750,550) — See accompanying schedule: Unaffiliated issuers (cost $81,306,986)	$113,539,540
Fidelity Central Funds (cost $794,808)	794,803
Total Investment in Securities (cost $82,101,794)		$114,334,343
Foreign currency held at value (cost $27,752)		27,767
Receivable for investments sold		2,374,418
Receivable for fund shares sold		868,585
Dividends receivable		182,004
Distributions receivable from Fidelity Central Funds		3,296
Prepaid expenses		52
Receivable from investment adviser for expense reductions		1,052
Other receivables		17,683
Total assets		117,809,200
Liabilities
Payable to custodian bank	$200,277
Payable for fund shares redeemed	234,097
Accrued management fee	79,535
Distribution and service plan fees payable	6,646
Other affiliated payables	29,189
Other payables and accrued expenses	67,336
Collateral on securities loaned	794,700
Total liabilities		1,411,780
Net Assets		$116,397,420
Net Assets consist of:
Paid in capital		$101,085,005
Undistributed net investment income		801,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,713,084)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,223,933
Net Assets		$116,397,420
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,238,663 ÷ 705,674 shares)		$10.26
Maximum offering price per share (100/94.25 of $10.26)		$10.89
Class M:
Net Asset Value and redemption price per share ($2,890,958 ÷ 282,745 shares)		$10.22
Maximum offering price per share (100/96.50 of $10.22)		$10.59
Class C:
Net Asset Value and offering price per share ($4,636,361 ÷ 453,751 shares)(a)		$10.22
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($94,070,229 ÷ 9,164,068 shares)		$10.27
Class I:
Net Asset Value, offering price and redemption price per share ($7,561,209 ÷ 737,512 shares)		$10.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,978,868
Income from Fidelity Central Funds		11,552
Income before foreign taxes withheld		1,990,420
Less foreign taxes withheld		(177,108)
Total income		1,813,312
Expenses
Management fee	$455,124
Transfer agent fees	134,710
Distribution and service plan fees	39,098
Accounting and security lending fees	29,886
Custodian fees and expenses	56,798
Independent trustees' fees and expenses	222
Registration fees	71,162
Audit	34,316
Legal	1,901
Miscellaneous	348
Total expenses before reductions	823,565
Expense reductions	(18,822)	804,743
Net investment income (loss)		1,008,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,167,519
Fidelity Central Funds	8
Foreign currency transactions	(3,642)
Total net realized gain (loss)		2,163,885
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,574,710
Fidelity Central Funds	(5)
Assets and liabilities in foreign currencies	(7,355)
Total change in net unrealized appreciation (depreciation)		6,567,350
Net gain (loss)		8,731,235
Net increase (decrease) in net assets resulting from operations		$9,739,804

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,008,569	$1,644,538
Net realized gain (loss)	2,163,885	3,966,888
Change in net unrealized appreciation (depreciation)	6,567,350	10,350,803
Net increase (decrease) in net assets resulting from operations	9,739,804	15,962,229
Distributions to shareholders from net investment income	(1,562,179)	(1,167,439)
Distributions to shareholders from net realized gain	(83,502)	–
Total distributions	(1,645,681)	(1,167,439)
Share transactions - net increase (decrease)	8,655,675	(13,935,496)
Redemption fees	823	71,905
Total increase (decrease) in net assets	16,750,621	931,199
Net Assets
Beginning of period	99,646,799	98,715,600
End of period	$116,397,420	$99,646,799
Other Information
Undistributed net investment income end of period	$801,566	$1,355,176

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.39	$8.13	$7.49	$9.04	$9.49	$8.71
Income from Investment Operations
Net investment income (loss)A	.08	.12	.14	.12	.13	.16
Net realized and unrealized gain (loss)	.93	1.22	.61	(1.50)	(.46)	.85
Total from investment operations	1.01	1.34	.75	(1.38)	(.33)	1.01
Distributions from net investment income	(.13)	(.09)	(.11)	(.14)	(.12)	(.15)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.14)	(.09)	(.11)	(.17)B	(.12)	(.23)C
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	–D
Net asset value, end of period	$10.26	$9.39	$8.13	$7.49	$9.04	$9.49
Total ReturnE,F,G	10.84%	16.69%	10.22%	(15.42)%	(3.48)%	11.75%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.62%J	1.63%	1.69%	1.61%	1.60%	1.64%
Expenses net of fee waivers, if any	1.62%J	1.62%	1.65%	1.61%	1.60%	1.63%
Expenses net of all reductions	1.59%J	1.61%	1.64%	1.60%	1.60%	1.62%
Net investment income (loss)	1.56%J	1.41%	1.90%	1.51%	1.45%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$7,239	$5,538	$7,867	$5,788	$7,889	$10,883
Portfolio turnover rateK	40%J	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.35	$8.10	$7.44	$9.01	$9.46	$8.68
Income from Investment Operations
Net investment income (loss)A	.07	.10	.12	.10	.11	.14
Net realized and unrealized gain (loss)	.92	1.21	.61	(1.51)	(.46)	.84
Total from investment operations	.99	1.31	.73	(1.41)	(.35)	.98
Distributions from net investment income	(.11)	(.07)	(.07)	(.13)	(.10)	(.12)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.12)	(.07)	(.07)	(.16)B	(.10)	(.20)C
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	–D
Net asset value, end of period	$10.22	$9.35	$8.10	$7.44	$9.01	$9.46
Total ReturnE,F,G	10.65%	16.40%	9.98%	(15.80)%	(3.67)%	11.42%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.96%J	1.95%	2.00%	1.92%	1.92%	1.93%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.87%J	1.88%	1.89%	1.89%	1.90%	1.88%
Net investment income (loss)	1.28%J	1.14%	1.65%	1.22%	1.15%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,891	$2,490	$2,580	$2,003	$2,465	$3,465
Portfolio turnover rateK	40%J	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$8.06	$7.39	$8.93	$9.39	$8.62
Income from Investment Operations
Net investment income (loss)A	.04	.06	.09	.06	.06	.09
Net realized and unrealized gain (loss)	.93	1.20	.60	(1.48)	(.46)	.83
Total from investment operations	.97	1.26	.69	(1.42)	(.40)	.92
Distributions from net investment income	(.04)	(.03)	(.02)	(.08)	(.06)	(.08)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.05)	(.03)	(.02)	(.12)	(.06)	(.15)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	–B
Net asset value, end of period	$10.22	$9.30	$8.06	$7.39	$8.93	$9.39
Total ReturnC,D,E	10.42%	15.85%	9.33%	(16.08)%	(4.24)%	10.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.41%H	2.42%	2.47%	2.41%	2.40%	2.42%
Expenses net of fee waivers, if any	2.40%H	2.39%	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.37%H	2.37%	2.39%	2.39%	2.40%	2.38%
Net investment income (loss)	.78%H	.65%	1.15%	.72%	.65%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$4,636	$4,336	$6,269	$4,104	$6,662	$6,782
Portfolio turnover rateI	40%H	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.41	$8.14	$7.50	$9.08	$9.52	$8.75
Income from Investment Operations
Net investment income (loss)A	.09	.15	.16	.14	.16	.18
Net realized and unrealized gain (loss)	.94	1.21	.61	(1.51)	(.47)	.84
Total from investment operations	1.03	1.36	.77	(1.37)	(.31)	1.02
Distributions from net investment income	(.16)	(.10)	(.13)	(.17)	(.13)	(.18)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.17)	(.10)	(.13)	(.21)	(.13)	(.25)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	–B
Net asset value, end of period	$10.27	$9.41	$8.14	$7.50	$9.08	$9.52
Total ReturnC,D	11.03%	17.04%	10.54%	(15.33)%	(3.21)%	11.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.36%G	1.38%	1.46%	1.39%	1.37%	1.40%
Expenses net of fee waivers, if any	1.36%G	1.38%	1.40%	1.38%	1.37%	1.40%
Expenses net of all reductions	1.33%G	1.37%	1.39%	1.38%	1.37%	1.38%
Net investment income (loss)	1.82%G	1.66%	2.15%	1.74%	1.68%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$94,070	$80,392	$76,193	$67,521	$96,784	$110,265
Portfolio turnover rateH	40%G	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$8.14	$7.50	$9.08	$9.52	$8.75
Income from Investment Operations
Net investment income (loss)A	.10	.16	.17	.15	.16	.19
Net realized and unrealized gain (loss)	.93	1.20	.61	(1.51)	(.46)	.84
Total from investment operations	1.03	1.36	.78	(1.36)	(.30)	1.03
Distributions from net investment income	(.17)	(.11)	(.14)	(.18)	(.14)	(.19)
Distributions from net realized gain	(.01)	–	–	(.04)	–	(.07)
Total distributions	(.18)	(.11)	(.14)	(.22)	(.14)	(.26)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	–B
Net asset value, end of period	$10.25	$9.40	$8.14	$7.50	$9.08	$9.52
Total ReturnC,D	11.04%	17.01%	10.69%	(15.23)%	(3.09)%	12.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.28%G	1.27%	1.31%	1.25%	1.26%	1.30%
Expenses net of fee waivers, if any	1.28%G	1.27%	1.31%	1.25%	1.26%	1.30%
Expenses net of all reductions	1.25%G	1.26%	1.30%	1.24%	1.26%	1.28%
Net investment income (loss)	1.90%G	1.77%	2.24%	1.88%	1.79%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$7,561	$6,891	$5,807	$3,478	$5,596	$10,231
Portfolio turnover rateH	40%G	47%	54%	50%	38%	64%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Europe, Middle East, Africa (EMEA) and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$37,752,691
Gross unrealized depreciation	(5,742,293)
Net unrealized appreciation (depreciation)	$32,010,398
Tax cost	$82,323,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,624,705)
No expiration
Short-term	(2,621,070)
Long-term	(15,049,441)
Total no expiration	(17,670,511)
Total capital loss carryforward	$(19,295,216)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,282,853 and $22,262,957, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,140	$259
Class M	.25%	.25%	7,206	193
Class C	.75%	.25%	23,752	2,457
			$39,098	$2,909

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,279
Class M	619
Class C(a)	168
$5,066

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,857.24
Class M	4,728.33
Class C	6,693.28
Emerging Europe, Middle East, Africa (EMEA)	109,252.24
Class I	6,180.15
	$134,710

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,023.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $158 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,901. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.90%	$818
Class C	2.40%	233
		$1,051

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,250 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $521.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$75,918	$82,211
Class M	29,419	22,957
Class C	17,501	25,148
Emerging Europe, Middle East, Africa (EMEA)	1,323,089	957,314
Class I	116,252	79,809
Total	$1,562,179	$1,167,439
From net realized gain
Class A	$4,672	$–
Class M	2,159	–
Class C	3,684	–
Emerging Europe, Middle East, Africa (EMEA)	67,418	–
Class I	5,569	–
Total	$83,502	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	149,657	288,036	$1,625,658	$2,454,533
Reinvestment of distributions	8,201	9,506	78,321	78,136
Shares redeemed	(42,016)	(675,335)	(435,416)	(5,836,992)
Net increase (decrease)	115,842	(377,793)	$1,268,563	$(3,304,323)
Class M
Shares sold	29,936	66,562	$316,443	$565,838
Reinvestment of distributions	3,314	2,795	31,578	22,945
Shares redeemed	(16,763)	(121,397)	(178,404)	(1,049,817)
Net increase (decrease)	16,487	(52,040)	$169,617	$(461,034)
Class C
Shares sold	54,741	157,368	$578,365	$1,360,245
Reinvestment of distributions	2,063	2,631	19,680	21,571
Shares redeemed	(69,262)	(471,197)	(726,669)	(4,103,204)
Net increase (decrease)	(12,458)	(311,198)	$(128,624)	$(2,721,388)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,402,986	3,934,827	$25,914,807	$34,220,494
Reinvestment of distributions	134,990	108,986	1,287,802	895,866
Shares redeemed	(1,917,207)	(4,855,547)	(19,986,524)	(42,616,730)
Net increase (decrease)	620,769	(811,734)	$7,216,085	$(7,500,370)
Class I
Shares sold	458,489	791,073	$4,858,180	$6,865,207
Reinvestment of distributions	11,175	9,024	106,495	74,090
Shares redeemed	(464,940)	(780,970)	(4,834,641)	(6,887,678)
Net increase (decrease)	4,724	19,127	$130,034	$51,619

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.62%
Actual		$1,000.00	$1,108.40	$8.47
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Class M	1.90%
Actual		$1,000.00	$1,106.50	$9.92
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class C	2.40%
Actual		$1,000.00	$1,104.20	$12.52
Hypothetical-C		$1,000.00	$1,012.89	$11.98
Emerging Europe, Middle East, Africa (EMEA)	1.36%
Actual		$1,000.00	$1,110.30	$7.12
Hypothetical-C		$1,000.00	$1,018.05	$6.81
Class I	1.28%
Actual		$1,000.00	$1,110.40	$6.70
Hypothetical-C		$1,000.00	$1,018.45	$6.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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www.fidelity.com

EME-SANN-0618
1.861975.109

Fidelity® Series Emerging Markets Opportunities Fund (formerly Fidelity® Series Emerging Markets Fund)

Fidelity® Series International Growth Fund

Fidelity® Series International Small Cap Fund

Fidelity® Series International Value Fund

Semi-Annual Report

April 30, 2018

Contents

Fidelity® Series Emerging Markets Opportunities Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Growth Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Small Cap Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Emerging Markets Opportunities Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Cayman Islands	18.7%
Korea (South)	11.7%
Brazil	9.0%
India	8.6%
China	8.6%
South Africa	8.1%
Taiwan	5.6%
Hong Kong	4.7%
Russia	4.3%
Other*	20.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks and Equity Futures	98.5
Short-Term Investments and Net Other Assets (Liabilities)	1.5

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	6.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0
Naspers Ltd. Class N (South Africa, Media)	2.8
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.7
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.4
Sberbank of Russia (Russia, Banks)	1.9
China Literature Ltd. (Cayman Islands, Media)	1.7
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.4
Vale SA sponsored ADR (Brazil, Metals & Mining)	1.3
27.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	23.5
Information Technology	21.8
Consumer Discretionary	15.2
Materials	8.4
Energy	6.9
Consumer Staples	6.5
Industrials	4.2
Telecommunication Services	3.9
Utilities	2.7
Real Estate	2.7

Fidelity® Series Emerging Markets Opportunities Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
Argentina - 0.7%
Central Puerto SA sponsored ADR (a)	1,230,700	$19,038,929
Grupo Superveille SA sponsored ADR	845,572	23,625,282
Telecom Argentina SA Class B sponsored ADR	691,234	20,764,669
YPF SA Class D sponsored ADR	1,774,000	38,832,860

TOTAL ARGENTINA		102,261,740

Australia - 0.1%
Frontier Digital Ventures Ltd. (a)(b)	14,419,658	7,042,134
Bermuda - 1.1%
AGTech Holdings Ltd. (a)	53,392,000	5,816,848
China Resource Gas Group Ltd.	9,552,000	35,128,500
Credicorp Ltd. (United States)	273,640	63,618,564
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,634,637	10,918,455
Shangri-La Asia Ltd.	24,304,000	47,298,401

TOTAL BERMUDA		162,780,768

Brazil - 3.9%
Azul SA sponsored ADR	1,279,500	39,664,500
B2W Companhia Global do Varejo (a)	13,529,902	111,616,284
Banco do Brasil SA	6,794,600	71,181,154
BTG Pactual Participations Ltd. unit	3,396,900	21,700,908
Companhia de Saneamento de Minas Gerais	2,745,970	39,505,848
Cosan SA Industria e Comercio	703,300	7,986,205
Direcional Engenharia SA (a)(b)	12,916,500	22,454,180
Localiza Rent A Car SA	4,617,370	36,760,233
Petrobras Distribuidora SA	4,836,000	31,695,182
Vale SA sponsored ADR	13,783,270	190,760,457

TOTAL BRAZIL		573,324,951

British Virgin Islands - 0.7%
Despegar.com Corp. (c)	663,900	19,492,104
Mail.Ru Group Ltd. GDR (Reg. S) (a)	2,738,000	86,520,800

TOTAL BRITISH VIRGIN ISLANDS		106,012,904

Canada - 0.3%
Pan American Silver Corp.	2,608,500	42,049,020
Cayman Islands - 18.4%
58.com, Inc. ADR (a)	1,244,818	108,784,645
Alibaba Group Holding Ltd. sponsored ADR (a)	3,309,906	590,950,617
Bilibili, Inc. ADR (a)(c)	656,198	7,165,682
BizLink Holding, Inc.	1,226,617	9,041,799
China Biologic Products Holdings, Inc.	206,800	17,964,716
China Literature Ltd. (a)(c)(d)	30,109,101	242,531,962
China Resources Land Ltd.	14,276,000	53,616,779
ENN Energy Holdings Ltd.	2,550,000	23,846,405
Haitian International Holdings Ltd.	12,133,000	32,289,579
JD.com, Inc. sponsored ADR (a)	9,440,804	344,683,754
Kingsoft Corp. Ltd.	18,527,000	55,013,617
Momo, Inc. ADR (a)	1,440,629	50,277,952
NetEase, Inc. ADR	412,600	106,067,082
Ping An Healthcare and Technology Co. Ltd. (a)	604,900	4,223,468
Secoo Holding Ltd. ADR (c)	384,990	3,996,196
Shimao Property Holdings Ltd.	15,455,000	40,879,489
Tencent Holdings Ltd.	18,495,399	909,287,962
Uni-President China Holdings Ltd.	74,633,000	70,552,994
Vipshop Holdings Ltd. ADR (a)	503,800	7,798,824
Yirendai Ltd. sponsored ADR (c)	328,899	11,600,268

TOTAL CAYMAN ISLANDS		2,690,573,790

Chile - 1.3%
Compania Cervecerias Unidas SA sponsored ADR (c)	2,002,100	55,298,002
Enersis SA	89,067,456	20,329,731
Inversiones La Construccion SA	1,119,954	22,185,081
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	341,700	18,755,913
Vina Concha y Toro SA	34,096,719	77,826,084

TOTAL CHILE		194,394,811

China - 8.6%
Anhui Conch Cement Co. Ltd. (H Shares)	4,306,000	26,875,817
BBMG Corp. (H Shares)	67,969,500	31,001,454
China International Travel Service Corp. Ltd. (A Shares)	5,106,000	41,742,685
China Life Insurance Co. Ltd. (H Shares)	50,383,900	142,886,729
China Longyuan Power Grid Corp. Ltd. (H Shares)	81,675,810	80,223,634
China Oilfield Services Ltd. (H Shares)	37,124,000	37,038,462
China Pacific Insurance (Group) Co. Ltd. (H Shares)	20,645,894	91,103,694
China Petroleum & Chemical Corp. (H Shares)	104,424,000	101,694,296
China Telecom Corp. Ltd. (H Shares)	138,930,882	67,344,239
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,204,082	19,406,747
Industrial & Commercial Bank of China Ltd. (H Shares)	449,279,400	394,414,126
PICC Property & Casualty Co. Ltd. (H Shares)	19,854,500	35,542,919
Qingdao Haier Co. Ltd.	13,773,537	37,206,124
Shanghai International Airport Co. Ltd. (A Shares)	6,183,698	48,567,653
Shenzhen Inovance Technology Co. Ltd. Class A	3,274,116	16,943,010
Tsingtao Brewery Co. Ltd. (H Shares)	10,682,000	55,304,942
Zhengzhou Yutong Bus Co. Ltd.	8,851,451	28,595,930

TOTAL CHINA		1,255,892,461

Cyprus - 0.0%
Etalon Group PLC GDR (Reg. S)	1,203,326	3,429,479
Egypt - 0.0%
Six of October Development & Investment Co. (a)	4,068,500	6,155,176
Greece - 0.5%
Titan Cement Co. SA (Reg.)	2,875,700	75,878,393
Hong Kong - 4.7%
China Overseas Land and Investment Ltd.	26,371,000	88,359,505
China Resources Beer Holdings Co. Ltd.	29,836,666	128,504,384
China Resources Power Holdings Co. Ltd.	14,126,397	27,096,038
China Unicom Ltd.	26,447,000	37,397,355
China Unicom Ltd. sponsored ADR (a)(c)	4,745,000	66,572,350
CNOOC Ltd.	69,558,000	117,672,222
CSPC Pharmaceutical Group Ltd.	31,918,000	81,297,020
Far East Horizon Ltd.	108,734,750	107,896,158
Techtronic Industries Co. Ltd.	5,879,500	34,443,238

TOTAL HONG KONG		689,238,270

India - 8.6%
Adani Ports & Special Economic Zone Ltd.	8,093,250	49,507,113
Axis Bank Ltd.	8,711,369	67,534,523
Axis Bank Ltd. GDR (Reg. S)	109,427	4,234,825
Bharat Petroleum Corp. Ltd.	8,409,103	48,860,457
Bharti Airtel Ltd.	6,266,398	38,481,303
Bharti Infratel Ltd.	5,596,893	26,341,250
Federal Bank Ltd.	34,387,389	50,643,164
Future Retail Ltd.	1,797,997	16,245,992
ICICI Bank Ltd.	8,365,328	35,750,846
ICICI Bank Ltd. sponsored ADR	8,972,570	76,356,571
Indraprastha Gas Ltd.	7,122,826	30,719,883
InterGlobe Aviation Ltd. (d)	1,351,840	28,462,828
ITC Ltd.	13,179,690	55,697,442
JK Cement Ltd.	2,290,331	34,404,714
Larsen & Toubro Ltd.	2,954,433	62,107,133
LIC Housing Finance Ltd.	9,786,202	80,122,184
Lupin Ltd. (a)	4,472,654	54,476,957
Manappuram General Finance & Leasing Ltd.	19,123,356	34,990,844
Petronet LNG Ltd.	8,287,338	28,215,868
Phoenix Mills Ltd. (a)	5,763,289	54,049,064
Power Grid Corp. of India Ltd.	8,161,223	25,468,927
Reliance Industries Ltd.	11,424,669	164,953,935
SREI Infrastructure Finance Ltd. (b)	34,355,610	44,008,512
State Bank of India	17,674,440	65,305,043
Sun Pharmaceutical Industries Ltd.	9,832,184	78,001,145
Tejas Networks Ltd. (d)	950,220	4,767,202

TOTAL INDIA		1,259,707,725

Indonesia - 2.3%
PT Astra International Tbk	113,885,800	58,289,820
PT Bank Mandiri (Persero) Tbk	103,337,700	52,346,192
PT Bank Rakyat Indonesia Tbk	361,034,100	83,243,083
PT Indocement Tunggal Prakarsa Tbk	15,238,200	19,284,119
PT Kalbe Farma Tbk	176,378,200	19,040,825
PT Link Net Tbk	17,059,571	6,644,879
PT Media Nusantara Citra Tbk	305,976,800	28,947,404
PT Perusahaan Gas Negara Tbk Series B	33,905,400	4,799,448
PT Semen Gresik (Persero) Tbk	54,924,300	37,935,395
PT Telekomunikasi Indonesia Tbk Series B	112,297,800	30,643,215

TOTAL INDONESIA		341,174,380

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	20,789,637	26,237,245
Italy - 0.5%
Prada SpA	15,413,100	78,204,612
Japan - 0.7%
GMO Internet, Inc.	342,400	6,311,160
Panasonic Corp.	1,918,100	28,401,594
Renesas Electronics Corp. (a)	1,207,800	12,683,447
SoftBank Corp.	310,500	23,724,904
Sumco Corp.	1,008,500	24,926,518

TOTAL JAPAN		96,047,623

Korea (South) - 9.6%
AMOREPACIFIC Group, Inc.	632,472	84,453,623
BS Financial Group, Inc.	13,952,576	136,148,114
Coway Co. Ltd.	408,075	33,341,796
Daou Technology, Inc. (b)	3,046,123	68,691,898
Hanon Systems	2,717,112	27,655,084
Hyundai Fire & Marine Insurance Co. Ltd.	1,300,094	46,435,180
Hyundai Mobis	523,966	121,337,692
Iljin Materials Co. Ltd.	536,815	16,767,245
InterPark INT Corp. (b)	3,076,471	25,337,418
KB Financial Group, Inc.	2,687,873	152,301,740
KEPCO Plant Service & Engineering Co. Ltd.	435,539	20,619,397
Korea Electric Power Corp.	289,896	10,113,852
Korean Reinsurance Co.	2,015,677	22,209,761
KT Corp.	270,996	6,871,800
KT Corp. sponsored ADR	313,200	4,206,276
LG Chemical Ltd.	267,962	90,077,568
LG Corp.	577,647	43,744,587
NAVER Corp.	37,063	24,779,614
POSCO	250,657	86,134,728
Samsung Electronics Co. Ltd.	16,900	41,878,200
Samsung Life Insurance Co. Ltd.	416,750	45,530,499
Samsung SDI Co. Ltd.	539,199	92,390,239
Shinhan Financial Group Co. Ltd.	3,034,161	134,738,383
SK Hynix, Inc.	803,060	63,364,447

TOTAL KOREA (SOUTH)		1,399,129,141

Luxembourg - 0.5%
Samsonite International SA	15,692,100	70,782,267
Mauritius - 0.1%
MakeMyTrip Ltd. (a)(c)	534,796	19,733,972
Mexico - 1.8%
America Movil S.A.B. de CV Series L sponsored ADR	1,213,100	22,430,219
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,977,600	30,973,198
Grupo Financiero Banorte S.A.B. de CV Series O	10,534,918	65,917,699
Macquarie Mexican (REIT) (b)(d)	41,033,921	43,793,972
Promotora y Operadora de Infraestructura S.A.B. de CV	2,449,700	25,102,088
Wal-Mart de Mexico SA de CV Series V	26,830,500	74,557,660

TOTAL MEXICO		262,774,836

Netherlands - 1.1%
VEON Ltd. sponsored ADR (c)	11,377,320	31,287,630
Yandex NV Series A (a)	3,941,080	131,474,429

TOTAL NETHERLANDS		162,762,059

Nigeria - 0.6%
Guaranty Trust Bank PLC	101,802,322	12,725,290
Guaranty Trust Bank PLC GDR (Reg. S)	3,878,704	24,241,900
Transnational Corp. of Nigeria PLC	1,235,285,783	5,833,294
Zenith Bank PLC	523,819,093	39,941,206

TOTAL NIGERIA		82,741,690

Pakistan - 0.3%
Habib Bank Ltd.	27,063,400	45,593,528
Panama - 0.3%
Copa Holdings SA Class A	324,800	38,056,816
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	3,745,100	59,734,345
Philippines - 0.9%
International Container Terminal Services, Inc.	9,866,630	16,117,415
Metro Pacific Investments Corp.	90,504,000	8,914,926
Metropolitan Bank & Trust Co.	42,813,962	70,230,660
Robinsons Land Corp.	87,676,931	30,283,998

TOTAL PHILIPPINES		125,546,999

Russia - 4.3%
Lukoil PJSC sponsored ADR	1,842,600	123,085,680
MMC Norilsk Nickel PJSC sponsored ADR	5,857,300	100,716,274
Mobile TeleSystems OJSC	1,687,400	7,971,235
Mobile TeleSystems OJSC sponsored ADR	386,700	4,060,350
NOVATEK OAO GDR (Reg. S)	435,500	55,308,500
RusHydro PJSC	869,194,900	10,283,063
Sberbank of Russia	31,948,600	113,880,628
Sberbank of Russia sponsored ADR	10,460,594	155,862,851
Tatneft PAO	3,534,100	37,660,214
Unipro PJSC	491,217,196	21,654,197

TOTAL RUSSIA		630,482,992

Singapore - 0.2%
First Resources Ltd.	24,365,000	30,981,698
South Africa - 8.1%
Aspen Pharmacare Holdings Ltd.	2,523,982	54,421,256
Barclays Africa Group Ltd.	6,594,926	96,597,689
Bidvest Group Ltd.	2,910,245	57,009,253
FirstRand Ltd.	16,031,200	85,855,522
Imperial Holdings Ltd.	6,506,800	125,165,434
Life Healthcare Group Holdings Ltd.	16,984,500	40,037,275
Mr Price Group Ltd.	2,288,000	50,207,547
MTN Group Ltd.	5,533,900	55,542,102
Naspers Ltd. Class N	1,664,100	405,407,314
Nedbank Group Ltd.	2,035,200	48,535,477
Sasol Ltd.	2,213,500	79,126,795
Tiger Brands Ltd.	2,721,100	85,043,624

TOTAL SOUTH AFRICA		1,182,949,288

Taiwan - 5.6%
Advantech Co. Ltd.	1,495,795	10,250,441
Chroma ATE, Inc.	4,125,000	20,704,750
GlobalWafers Co. Ltd.	4,107,300	66,143,830
King's Town Bank	20,419,000	24,414,716
LandMark Optoelectronics Corp.	2,603,446	24,238,809
Largan Precision Co. Ltd.	649,900	75,454,843
MediaTek, Inc.	1,037,000	11,773,537
Nanya Technology Corp.	8,960,000	27,842,016
PChome Online, Inc.	1,521,613	7,035,934
Taiwan Semiconductor Manufacturing Co. Ltd.	45,685,284	347,384,036
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,124,701	81,694,753
Unified-President Enterprises Corp.	33,951,000	81,563,979
United Microelectronics Corp.	64,080,000	34,495,357
Universal Cement Corp.	17,213,931	12,753,214

TOTAL TAIWAN		825,750,215

Thailand - 1.1%
PTT Global Chemical PCL (For. Reg.)	30,326,100	93,696,397
Siam Cement PCL (For. Reg.)	4,069,100	60,170,447

TOTAL THAILAND		153,866,844

Turkey - 1.4%
Bim Birlesik Magazalar A/S JSC	2,661,000	45,167,758
Tupras Turkiye Petrol Rafinerileri A/S	2,141,796	54,571,745
Turkcell Iletisim Hizmet A/S	13,260,000	45,569,927
Turkcell Iletisim Hizmet A/S sponsored ADR (c)	486,200	4,205,630
Turkiye Garanti Bankasi A/S	22,916,000	51,957,451

TOTAL TURKEY		201,472,511

United Arab Emirates - 1.2%
DP World Ltd.	1,867,270	41,546,758
Emaar Properties PJSC	43,319,718	68,285,033
National Bank of Abu Dhabi PJSC	19,782,981	66,784,358

TOTAL UNITED ARAB EMIRATES		176,616,149

United Kingdom - 0.2%
Fresnillo PLC	1,650,000	28,962,326
United States of America - 0.4%
MercadoLibre, Inc.	182,650	62,029,767
TOTAL COMMON STOCKS
(Cost $9,872,868,247)		13,270,372,925

Preferred Stocks - 7.5%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(e)(f)	7,577,282	42,349,884
Nonconvertible Preferred Stocks - 7.2%
Brazil - 5.1%
Ambev SA sponsored ADR	15,438,900	102,205,518
Banco do Estado Rio Grande do Sul SA	6,166,586	35,363,871
Companhia Paranaense de Energia-Copel:
(PN-B)	106,400	813,672
(PN-B) sponsored ADR (c)	5,823,721	44,667,940
Fibria Celulose SA sponsored ADR	4,186,200	81,882,072
Itau Unibanco Holding SA sponsored ADR	14,417,094	209,480,376
Metalurgica Gerdau SA (PN)	24,411,522	54,492,493
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)	13,146,800	172,880,420
Telefonica Brasil SA	3,483,900	48,869,276
		750,655,638
Korea (South) - 2.1%
Hyundai Motor Co. Series 2	1,340,620	143,960,875
Samsung Electronics Co. Ltd.	54,016	106,627,584
Samsung Fire & Marine Insurance Co. Ltd.	304,152	52,115,594
		302,704,053

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,053,359,691

TOTAL PREFERRED STOCKS
(Cost $696,538,666)		1,095,709,575
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.48% to 1.69% 5/10/18 to 7/5/18 (Cost $4,023,016)(g)	4,030,000	4,022,875
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.74% (h)	242,757,777	242,806,329
Fidelity Securities Lending Cash Central Fund 1.74% (h)(i)	103,851,303	103,861,688
TOTAL MONEY MARKET FUNDS
(Cost $346,668,016)		346,668,017
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $10,920,097,945)		14,716,773,392
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(90,545,436)
NET ASSETS - 100%		$14,626,227,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	665	June 2018	$38,310,650	$(323,528)	$(323,528)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,555,964 or 2.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,349,884 or 0.3% of net assets.

 (f) Level 3 security

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,826,410.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,154,903
Fidelity Securities Lending Cash Central Fund	956,248
Total	$2,111,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
B2W Companhia Global do Varejo	$176,861,949	$--	$88,652,364	$--	$37,188,355	$(13,781,656)	$--
Daou Technology, Inc.	49,992,717	--	--	709,232	--	18,699,181	68,691,898
Direcional Engenharia SA	24,131,764	--	1,096,605	--	(173,367)	(407,612)	22,454,180
Frontier Digital Ventures Ltd.	7,489,111	--	366,385	--	122,415	(203,007)	7,042,134
GP Investments Ltd. Class A (depositary receipt)	13,652,868	--	--	--	--	(2,734,413)	10,918,455
InterPark INT Corp.	25,671,882	--	--	358,643	--	(334,464)	25,337,418
Macquarie Mexican (REIT)	73,579,884	--	22,629,626	2,037,554	(12,763,210)	5,606,924	43,793,972
SREI Infrastructure Finance Ltd.	60,858,509	--	--	--	--	(16,849,997)	44,008,512
Total	$432,238,684	$--	$112,744,980	$3,105,429	$24,374,193	$(10,005,044)	$222,246,569

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,232,136,975	$913,103,361	$1,276,683,730	$42,349,884
Consumer Staples	947,157,708	439,508,645	507,649,063	--
Energy	988,760,864	490,325,624	498,435,240	--
Financials	3,394,078,174	1,372,820,416	2,021,257,758	--
Health Care	349,462,662	17,964,716	331,497,946	--
Industrials	625,109,290	276,467,577	348,641,713	--
Information Technology	3,241,143,176	1,626,294,449	1,614,848,727	--
Materials	1,224,691,941	743,308,861	481,383,080	--
Real Estate	388,852,495	121,663,660	267,188,835	--
Telecommunication Services	575,165,854	274,203,572	300,962,282	--
Utilities	399,523,361	162,126,674	237,396,687	--
Government Obligations	4,022,875	--	4,022,875	--
Money Market Funds	346,668,017	346,668,017	--	--
Total Investments in Securities:	$14,716,773,392	$6,784,455,572	$7,889,967,936	$42,349,884
Derivative Instruments:
Liabilities
Futures Contracts	$(323,528)	$(323,528)	$--	$--
Total Liabilities	$(323,528)	$(323,528)	$--	$--
Total Derivative Instruments:	$(323,528)	$(323,528)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$5,009,452,989
Level 2 to Level 1	$46,907,776

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(323,528)
Total Equity Risk	0	(323,528)
Total Value of Derivatives	$0	$(323,528)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,697,580) — See accompanying schedule: Unaffiliated issuers (cost $10,338,697,620)	$14,147,858,806
Fidelity Central Funds (cost $346,668,016)	346,668,017
Other affiliated issuers (cost $234,732,309)	222,246,569
Total Investment in Securities (cost $10,920,097,945)		$14,716,773,392
Cash		1,825,877
Foreign currency held at value (cost $36,336,735)		36,338,528
Receivable for investments sold		43,251,130
Receivable for fund shares sold		10,004,083
Dividends receivable		13,793,380
Interest receivable		2,781
Distributions receivable from Fidelity Central Funds		699,545
Receivable from investment adviser for expense reductions		547,642
Other receivables		4,384,871
Total assets		14,827,621,229
Liabilities
Payable for investments purchased	$64,802,943
Payable for fund shares redeemed	8,716,767
Payable for daily variation margin on futures contracts	315,875
Other payables and accrued expenses	23,706,613
Collateral on securities loaned	103,851,075
Total liabilities		201,393,273
Net Assets		$14,626,227,956
Net Assets consist of:
Paid in capital		$9,953,282,342
Undistributed net investment income		73,903,432
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		824,424,453
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,774,617,729
Net Assets		$14,626,227,956
Net Asset Value, offering price and redemption price per share ($14,626,227,956 ÷ 687,121,759 shares)		$21.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends (including $3,105,429 earned from other affiliated issuers)		$142,450,885
Interest		29,702
Income from Fidelity Central Funds		2,111,151
Income before foreign taxes withheld		144,591,738
Less foreign taxes withheld		(17,442,054)
Total income		127,149,684
Expenses
Custodian fees and expenses	$4,052,672
Independent trustees' fees and expenses	31,320
Interest	15,870
Miscellaneous	22,572
Total expenses before reductions	4,122,434
Expense reductions	(2,961,527)	1,160,907
Net investment income (loss)		125,988,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	918,859,157
Fidelity Central Funds	(1,020)
Other affiliated issuers	24,374,193
Foreign currency transactions	(4,049,748)
Futures contracts	948,224
Total net realized gain (loss)		940,130,806
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $9,666,516)	(589,260,380)
Fidelity Central Funds	(473)
Other affiliated issuers	(10,005,044)
Assets and liabilities in foreign currencies	(637,289)
Futures contracts	(323,528)
Total change in net unrealized appreciation (depreciation)		(600,226,714)
Net gain (loss)		339,904,092
Net increase (decrease) in net assets resulting from operations		$465,892,869

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$125,988,777	$267,130,789
Net realized gain (loss)	940,130,806	1,483,007,190
Change in net unrealized appreciation (depreciation)	(600,226,714)	2,448,297,246
Net increase (decrease) in net assets resulting from operations	465,892,869	4,198,435,225
Distributions to shareholders from net investment income	(277,477,968)	(193,538,453)
Distributions to shareholders from net realized gain	(164,909,386)	(33,641,199)
Total distributions	(442,387,354)	(227,179,652)
Share transactions - net increase (decrease)	(1,144,724,287)	(3,684,478,975)
Total increase (decrease) in net assets	(1,121,218,772)	286,776,598
Net Assets
Beginning of period	15,747,446,728	15,460,670,130
End of period	$14,626,227,956	$15,747,446,728
Other Information
Undistributed net investment income end of period	$73,903,432	$225,392,623

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.35	$16.79	$15.31	$17.77	$17.56	$16.25
Income from Investment Operations
Net investment income (loss)A	.18	.30	.19	.21B	.21	.20
Net realized and unrealized gain (loss)	.38	4.49	1.47	(2.53)	.17	1.34
Total from investment operations	.56	4.79	1.66	(2.32)	.38	1.54
Distributions from net investment income	(.39)	(.19)	(.18)	(.14)	(.17)	(.22)
Distributions from net realized gain	(.23)	(.04)	–	–	(.01)	(.01)
Total distributions	(.62)	(.23)	(.18)	(.14)	(.17)C	(.23)
Net asset value, end of period	$21.29	$21.35	$16.79	$15.31	$17.77	$17.56
Total ReturnD,E	2.69%	29.04%	11.02%	(13.14)%	2.20%	9.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.59%	1.03%	1.04%	1.06%	1.09%
Expenses net of fee waivers, if any	.01%H	.57%	1.03%	1.04%	1.06%	1.09%
Expenses net of all reductions	.01%H	.56%	1.03%	1.03%	1.06%	1.06%
Net investment income (loss)	1.62%H	1.63%	1.24%	1.29%B	1.18%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$14,626,228	$15,747,447	$6,998,219	$5,571,493	$4,837,497	$3,623,928
Portfolio turnover rateI	50%H	56%	45%	64%	93%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United States of America*	21.0%
Japan	13.8%
United Kingdom	10.7%
Germany	6.5%
Switzerland	6.5%
Sweden	5.0%
Spain	3.5%
Australia	3.4%
Ireland	3.3%
Other	26.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.8
Short-Term Investments and Net Other Assets (Liabilities)	3.2

Top Ten Stocks as of April 30, 2018

% of fund's net assets
CSL Ltd. (Australia, Biotechnology)	3.4
SAP SE (Germany, Software)	3.2
Keyence Corp. (Japan, Electronic Equipment & Components)	3.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.9
AIA Group Ltd. (Hong Kong, Insurance)	2.7
Visa, Inc. Class A (United States of America, IT Services)	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.6
MasterCard, Inc. Class A (United States of America, IT Services)	2.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.2
27.7

Top Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	22.7
Industrials	19.4
Financials	13.7
Consumer Staples	11.4
Health Care	10.1
Consumer Discretionary	9.7
Materials	7.5
Real Estate	1.0
Telecommunication Services	0.7
Energy	0.6

Fidelity® Series International Growth Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 3.4%
CSL Ltd.	3,853,438	$493,583,208
Austria - 1.1%
Andritz AG	2,984,660	160,606,513
Belgium - 2.6%
Anheuser-Busch InBev SA NV (a)	2,182,481	218,013,859
KBC Groep NV	1,733,682	151,576,234

TOTAL BELGIUM		369,590,093

Brazil - 0.1%
Itau Unibanco Holding SA	1,505,300	18,949,455
Canada - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,391,400	60,155,469
Canadian Pacific Railway Ltd.	385,800	70,396,218
Franco-Nevada Corp.	1,160,800	82,335,026
Pason Systems, Inc.	1,851,469	25,884,083
PrairieSky Royalty Ltd. (a)	1,659,900	36,806,225

TOTAL CANADA		275,577,021

Cayman Islands - 1.8%
58.com, Inc. ADR (b)	662,600	57,904,614
Alibaba Group Holding Ltd. sponsored ADR (b)	1,083,200	193,394,528
Ping An Healthcare and Technology Co. Ltd. (b)	601,500	4,199,729

TOTAL CAYMAN ISLANDS		255,498,871

Denmark - 1.2%
Jyske Bank A/S (Reg.)	1,407,900	84,637,845
Novo Nordisk A/S Series B sponsored ADR	1,955,781	91,804,360

TOTAL DENMARK		176,442,205

Finland - 0.3%
Tikkurila Oyj	1,985,479	35,917,013
France - 2.9%
Edenred SA	2,587,700	89,059,836
Elis SA	2,606,841	62,393,780
Legrand SA	1,360,000	105,930,672
Safran SA	1,326,200	155,550,231

TOTAL FRANCE		412,934,519

Germany - 6.5%
Bayer AG	2,161,600	258,353,591
Linde AG	669,200	148,735,576
MTU Aero Engines Holdings AG	456,100	78,762,450
SAP SE	4,169,913	463,301,025

TOTAL GERMANY		949,152,642

Hong Kong - 2.7%
AIA Group Ltd.	44,321,800	396,112,795
India - 1.2%
Bandhan Bank Ltd. (c)	622,148	4,779,847
Housing Development Finance Corp. Ltd.	5,972,940	168,992,530

TOTAL INDIA		173,772,377

Ireland - 3.3%
CRH PLC sponsored ADR (a)	7,910,305	279,708,385
James Hardie Industries PLC CDI	11,489,597	202,899,898

TOTAL IRELAND		482,608,283

Isle of Man - 0.5%
Playtech Ltd.	6,368,650	71,071,142
Italy - 0.8%
Interpump Group SpA	3,723,049	118,603,266
Japan - 13.8%
Azbil Corp.	564,600	26,339,737
DENSO Corp.	2,965,200	156,125,971
East Japan Railway Co.	1,548,500	148,589,142
Fanuc Corp.	662,600	141,935,968
Hoya Corp.	2,054,224	110,152,407
Keyence Corp.	751,500	460,372,805
Komatsu Ltd.	5,371,800	183,117,866
Misumi Group, Inc.	6,345,100	175,865,834
Nabtesco Corp.	1,970,800	71,299,982
Nintendo Co. Ltd.	209,000	87,816,893
OSG Corp.	3,556,000	78,978,851
SHO-BOND Holdings Co. Ltd. (d)	1,459,200	110,521,186
USS Co. Ltd.	11,790,200	248,163,650

TOTAL JAPAN		1,999,280,292

Kenya - 0.7%
Safaricom Ltd.	375,891,000	105,871,593
Korea (South) - 0.8%
BGF Retail Co. Ltd.	342,524	61,089,324
NAVER Corp.	89,819	60,051,268

TOTAL KOREA (SOUTH)		121,140,592

Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	709,312	68,562,098
Netherlands - 2.4%
ASML Holding NV (Netherlands) (a)	1,793,000	341,023,221
New Zealand - 0.3%
Auckland International Airport Ltd.	11,012,513	49,434,818
Norway - 0.4%
Schibsted ASA (B Shares)	1,942,065	52,289,997
South Africa - 2.4%
Clicks Group Ltd.	7,375,251	126,094,114
Naspers Ltd. Class N	927,910	226,057,028

TOTAL SOUTH AFRICA		352,151,142

Spain - 3.5%
Amadeus IT Holding SA Class A	3,725,400	273,076,738
Banco Bilbao Vizcaya Argentaria SA	7,024,000	56,838,617
Hispania Activos Inmobiliarios SA	2,517,010	53,495,927
Merlin Properties Socimi SA	2,837,600	43,861,578
Prosegur Compania de Seguridad SA (Reg.)	10,418,189	79,008,712

TOTAL SPAIN		506,281,572

Sweden - 5.0%
ASSA ABLOY AB (B Shares) (a)	14,147,817	297,605,579
Atlas Copco AB (A Shares)	5,981,300	235,040,264
Fagerhult AB	5,169,192	52,833,296
Loomis AB (B Shares)	1,067,400	39,031,077
Svenska Handelsbanken AB (A Shares)	8,774,613	97,856,799

TOTAL SWEDEN		722,367,015

Switzerland - 6.5%
Nestle SA (Reg. S)	5,421,199	419,980,791
Roche Holding AG (participation certificate)	1,680,030	373,281,613
Schindler Holding AG:
(participation certificate)	579,078	120,139,694
(Reg.)	154,309	31,001,939

TOTAL SWITZERLAND		944,404,037

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	17,786,000	135,242,072
Turkey - 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	1,282,924	32,688,175
United Kingdom - 10.7%
BAE Systems PLC	14,787,200	124,067,951
British American Tobacco PLC (United Kingdom)	5,724,700	313,985,541
Elementis PLC	9,821,247	38,345,303
Informa PLC	16,566,754	168,547,058
InterContinental Hotel Group PLC ADR (a)	3,270,539	208,137,102
Melrose Industries PLC	18,425,530	57,835,454
Prudential PLC	12,168,969	312,913,589
Reckitt Benckiser Group PLC	2,082,787	163,390,641
Rightmove PLC	566,370	35,594,290
Shaftesbury PLC	2,918,400	40,619,567
Spectris PLC	2,246,200	83,184,042

TOTAL UNITED KINGDOM		1,546,620,538

United States of America - 17.8%
Alphabet, Inc. Class A (b)	217,694	221,738,755
Autoliv, Inc. (a)	1,236,527	165,756,444
Berkshire Hathaway, Inc. Class B (b)	892,750	172,952,458
Black Knight, Inc. (b)	787,600	38,316,740
Martin Marietta Materials, Inc.	664,300	129,385,711
MasterCard, Inc. Class A	2,060,110	367,255,810
Mohawk Industries, Inc. (b)	512,315	107,524,672
Moody's Corp.	612,600	99,363,720
MSCI, Inc.	1,030,400	154,384,832
PayPal Holdings, Inc. (b)	848,100	63,276,741
Philip Morris International, Inc.	1,983,492	162,646,344
PriceSmart, Inc.	697,275	61,081,290
ResMed, Inc.	1,554,200	147,089,488
S&P Global, Inc.	807,371	152,270,171
Sherwin-Williams Co.	446,900	164,307,254
Visa, Inc. Class A	2,942,696	373,369,268

TOTAL UNITED STATES OF AMERICA		2,580,719,698

TOTAL COMMON STOCKS
(Cost $9,280,829,710)		13,948,496,263

Nonconvertible Preferred Stocks - 0.6%
Brazil - 0.6%
Itau Unibanco Holding SA
(Cost $81,261,989)	6,270,500	91,304,580

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.74% (e)	396,880,418	396,959,794
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	578,836,414	578,894,297
TOTAL MONEY MARKET FUNDS
(Cost $975,854,326)		975,854,091
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $10,337,946,025)		15,015,654,934
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(513,209,416)
NET ASSETS - 100%		$14,502,445,518

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,779,847 or 0.0% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,809,515
Fidelity Securities Lending Cash Central Fund	807,037
Total	$2,616,552

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SHO-BOND Holdings Co. Ltd.	$93,058,290	$--	$4,089,000	$600,689	$1,630,231	$19,921,665	$110,521,186
Total	$93,058,290	$--	$4,089,000	$600,689	$1,630,231	$19,921,665	$110,521,186

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,403,673,064	$1,177,616,036	$226,057,028	$--
Consumer Staples	1,654,999,471	631,548,384	1,023,451,087	--
Energy	95,378,483	95,378,483	--	--
Financials	1,962,933,472	925,439,295	1,037,494,177	--
Health Care	1,478,464,396	349,046,255	1,129,418,141	--
Industrials	2,837,610,579	2,232,938,563	604,672,016	--
Information Technology	3,281,258,547	2,594,898,557	686,359,990	--
Materials	1,081,634,166	878,734,268	202,899,898	--
Real Estate	137,977,072	137,977,072	--	--
Telecommunication Services	105,871,593	105,871,593	--	--
Money Market Funds	975,854,091	975,854,091	--	--
Total Investments in Securities:	$15,015,654,934	$10,105,302,597	$4,910,352,337	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,613,395,964
Level 2 to Level 1	$2,621,668,519

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $547,192,039) — See accompanying schedule: Unaffiliated issuers (cost $9,319,756,659)	$13,929,279,657
Fidelity Central Funds (cost $975,854,326)	975,854,091
Other affiliated issuers (cost $42,335,040)	110,521,186
Total Investment in Securities (cost $10,337,946,025)		$15,015,654,934
Foreign currency held at value (cost $1,147,204)		1,147,204
Receivable for investments sold		17,396,274
Receivable for fund shares sold		3,801,754
Dividends receivable		86,616,937
Distributions receivable from Fidelity Central Funds		525,901
Other receivables		299,555
Total assets		15,125,442,559
Liabilities
Payable for investments purchased	$41,176,051
Payable for fund shares redeemed	2,330,497
Other payables and accrued expenses	628,936
Collateral on securities loaned	578,861,557
Total liabilities		622,997,041
Net Assets		$14,502,445,518
Net Assets consist of:
Paid in capital		$9,259,905,206
Undistributed net investment income		128,930,943
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		436,364,132
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,677,245,237
Net Assets		$14,502,445,518
Net Asset Value, offering price and redemption price per share ($14,502,445,518 ÷ 903,062,677 shares)		$16.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends (including $600,689 earned from other affiliated issuers)		$169,290,594
Income from Fidelity Central Funds		2,616,552
Income before foreign taxes withheld		171,907,146
Less foreign taxes withheld		(17,058,473)
Total income		154,848,673
Expenses
Custodian fees and expenses	$861,919
Independent trustees' fees and expenses	29,855
Miscellaneous	21,497
Total expenses before reductions	913,271
Expense reductions	(554,926)	358,345
Net investment income (loss)		154,490,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	475,289,194
Fidelity Central Funds	4,454
Other affiliated issuers	1,630,231
Foreign currency transactions	(406,817)
Total net realized gain (loss)		476,517,062
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(319,263,852)
Fidelity Central Funds	(2,154)
Other affiliated issuers	19,921,665
Assets and liabilities in foreign currencies	(553,776)
Total change in net unrealized appreciation (depreciation)		(299,898,117)
Net gain (loss)		176,618,945
Net increase (decrease) in net assets resulting from operations		$331,109,273

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,490,328	$205,053,294
Net realized gain (loss)	476,517,062	232,127,473
Change in net unrealized appreciation (depreciation)	(299,898,117)	2,728,057,321
Net increase (decrease) in net assets resulting from operations	331,109,273	3,165,238,088
Distributions to shareholders from net investment income	(218,066,581)	(170,410,130)
Distributions to shareholders from net realized gain	(242,599,071)	(166,389,831)
Total distributions	(460,665,652)	(336,799,961)
Share transactions - net increase (decrease)	(152,812,569)	(561,512,168)
Total increase (decrease) in net assets	(282,368,948)	2,266,925,959
Net Assets
Beginning of period	14,784,814,466	12,517,888,507
End of period	$14,502,445,518	$14,784,814,466
Other Information
Undistributed net investment income end of period	$128,930,943	$192,507,196

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.22	$13.37	$14.28	$14.17	$13.95	$11.55
Income from Investment Operations
Net investment income (loss)A	.17	.21	.17B	.15	.17	.16
Net realized and unrealized gain (loss)	.18	2.97	(.60)	.36	.20	2.43
Total from investment operations	.35	3.18	(.43)	.51	.37	2.59
Distributions from net investment income	(.24)	(.16)	(.16)	(.19)	(.10)	(.19)
Distributions from net realized gain	(.27)	(.17)	(.33)	(.21)	(.05)	–
Total distributions	(.51)	(.33)	(.48)C	(.40)	(.15)	(.19)
Net asset value, end of period	$16.06	$16.22	$13.37	$14.28	$14.17	$13.95
Total ReturnD,E	2.18%	24.42%	(3.10)%	3.65%	2.66%	22.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.51%	.94%	.92%	.97%	1.04%
Expenses net of fee waivers, if any	.01%H	.51%	.94%	.91%	.97%	1.04%
Expenses net of all reductions	- %H,I	.51%	.94%	.91%	.97%	1.02%
Net investment income (loss)	2.05%H	1.41%	1.27%B	1.06%	1.23%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$14,502,446	$14,784,814	$5,618,983	$5,563,674	$6,049,347	$5,642,298
Portfolio turnover rateJ	26%H	23%	26%	24%	33%	41%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.326 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	34.8%
United Kingdom	16.9%
Germany	5.7%
United States of America*	5.2%
Sweden	4.1%
France	2.9%
Netherlands	2.8%
Spain	2.8%
Australia	2.5%
Other	22.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.8
Short-Term Investments and Net Other Assets (Liabilities)	3.2

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.1
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.0
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	2.0
USS Co. Ltd. (Japan, Specialty Retail)	2.0
Azbil Corp. (Japan, Electronic Equipment & Components)	1.9
OBIC Co. Ltd. (Japan, IT Services)	1.8
Nihon Parkerizing Co. Ltd. (Japan, Chemicals)	1.6
CompuGroup Medical AG (Germany, Health Care Technology)	1.5
Interpump Group SpA (Italy, Machinery)	1.5
SHO-BOND Holdings Co. Ltd. (Japan, Construction & Engineering)	1.5
17.9

Top Market Sectors as of April 30, 2018

% of fund's net assets
Industrials	22.5
Consumer Discretionary	16.1
Information Technology	13.2
Health Care	11.9
Consumer Staples	9.1
Financials	8.3
Materials	7.7
Real Estate	5.7
Energy	2.3

Fidelity® Series International Small Cap Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 2.5%
Accent Group Ltd. (a)	8,417,771	$7,909,673
Adelaide Brighton Ltd. (a)	3,027,427	14,606,159
Bapcor Ltd.	810,786	3,577,177
Beacon Lighting Group Ltd.	6,633,510	7,346,829
Domain Holdings Australia Ltd.	285,479	661,879
DuluxGroup Ltd.	4,809,181	27,961,352
Imdex Ltd. (b)	16,634,283	15,511,550
John Fairfax Holdings Ltd.	2,854,785	1,528,060
Nanosonics Ltd. (a)(b)	678,844	1,222,453
Pact Group Holdings Ltd. (c)	916,667	3,903,140
Quintis Ltd. (a)(b)(d)	9,242,850	70
Reckon Ltd. (b)(e)	5,931,484	5,703,761
Sigma Healthcare Ltd.	2,445,948	1,421,282
SomnoMed Ltd. (b)	305,402	665,729

TOTAL AUSTRALIA		92,019,114

Austria - 0.9%
Andritz AG	418,024	22,494,146
IMMOFINANZ Immobilien Anlagen AG	2,169,441	5,695,482
Wienerberger AG	144,100	3,636,917

TOTAL AUSTRIA		31,826,545

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC	4,317,632	20,508,752
Belgium - 1.4%
Barco NV	20,100	2,602,040
Econocom Group SA	641,189	4,142,504
KBC Ancora	739,573	44,878,695

TOTAL BELGIUM		51,623,239

Bermuda - 0.6%
Vostok New Ventures Ltd. (depositary receipt) (b)	2,608,342	21,863,647
Brazil - 0.3%
Magnesita Refratarios SA	163,600	2,685,259
Sul America SA unit	1,089,702	6,725,096

TOTAL BRAZIL		9,410,355

Canada - 1.4%
McCoy Global, Inc. (b)	1,118,050	1,114,610
New Look Vision Group, Inc.	597,900	15,134,351
Pason Systems, Inc.	792,600	11,080,782
PrairieSky Royalty Ltd.	319,000	7,073,430
ShawCor Ltd. Class A	489,800	9,475,939
Total Energy Services, Inc.	360,000	3,818,840
ZCL Composites, Inc.	280,000	2,643,094

TOTAL CANADA		50,341,046

Cayman Islands - 0.9%
58.com, Inc. ADR (b)	133,100	11,631,609
SITC International Holdings Co. Ltd.	5,202,000	5,542,450
Value Partners Group Ltd.	17,091,000	16,166,464

TOTAL CAYMAN ISLANDS		33,340,523

Denmark - 2.4%
Jyske Bank A/S (Reg.)	505,519	30,389,970
Royal Unibrew A/S	40,600	2,698,024
Scandinavian Tobacco Group A/S (c)	870,097	14,554,032
SimCorp A/S	174,600	12,712,177
Spar Nord Bank A/S	2,405,285	27,562,710

TOTAL DENMARK		87,916,913

Finland - 0.6%
Olvi PLC (A Shares)	119,900	4,025,196
Tikkurila Oyj (a)	977,930	17,690,605

TOTAL FINLAND		21,715,801

France - 2.9%
Cegedim SA (b)	58,251	2,476,106
Elis SA	2,151,704	51,500,243
Laurent-Perrier Group SA	135,868	17,145,754
Somfy SA	13,500	1,343,334
Vetoquinol SA	297,927	18,924,252
Virbac SA (a)(b)	84,200	13,137,046

TOTAL FRANCE		104,526,735

Germany - 4.5%
CompuGroup Medical AG	1,052,353	54,950,321
CTS Eventim AG	929,695	43,605,656
Fielmann AG	176,790	14,538,778
JOST Werke AG (c)	45,000	1,899,253
MLP AG (a)	672,245	4,083,369
Nexus AG	608,016	20,338,451
SMA Solar Technology AG (a)	81,053	5,006,542
WashTec AG	191,031	18,432,054

TOTAL GERMANY		162,854,424

Greece - 0.5%
Fourlis Holdings SA	752,500	5,361,442
Motor Oil (HELLAS) Corinth Refineries SA	372,900	8,907,212
Mytilineos Holdings SA	318,300	3,843,791

TOTAL GREECE		18,112,445

India - 0.2%
Jyothy Laboratories Ltd.	1,295,727	7,059,259
Ireland - 1.8%
Cairn Homes PLC (b)	1,233,100	2,674,408
FBD Holdings PLC	1,291,400	18,324,062
James Hardie Industries PLC CDI	2,145,147	37,882,104
Mincon Group PLC	1,337,028	2,066,682
United Drug PLC (United Kingdom)	216,000	2,720,910

TOTAL IRELAND		63,668,166

Isle of Man - 0.8%
Playtech Ltd.	2,500,341	27,902,631
Israel - 2.0%
Azrieli Group	162,479	7,453,641
Ituran Location & Control Ltd. (e)	1,211,686	37,986,356
Strauss Group Ltd.	1,265,055	26,092,342

TOTAL ISRAEL		71,532,339

Italy - 2.2%
Azimut Holding SpA	522,564	10,999,172
Beni Stabili SpA SIIQ	16,853,520	15,966,388
Interpump Group SpA	1,658,466	52,832,902

TOTAL ITALY		79,798,462

Japan - 34.8%
Aeon Delight Co. Ltd.	6,800	238,547
Ai Holdings Corp.	570,600	15,277,591
Aoki Super Co. Ltd.	301,000	3,587,660
Arcland Service Holdings Co. Ltd.	113,200	2,425,123
Artnature, Inc.	1,682,000	11,539,517
Asahi Co. Ltd.	556,900	6,836,442
Asante, Inc.	216,400	3,885,778
Aucnet, Inc.	524,800	6,812,031
Azbil Corp.	1,465,100	68,349,890
Bank of Kyoto Ltd.	97,200	5,850,494
Broadleaf Co. Ltd.	1,763,000	8,418,277
Central Automotive Products Ltd.	121,079	1,888,398
Chugoku Marine Paints Ltd.	275,000	2,716,795
Coca-Cola West Co. Ltd.	350,450	15,098,971
Daiichikosho Co. Ltd.	631,000	33,189,261
Daikokutenbussan Co. Ltd.	569,400	29,428,375
Funai Soken Holdings, Inc.	933,500	21,877,305
GCA Savvian Group Corp. (a)	1,935,687	17,193,122
GMO Internet, Inc. (a)	346,280	6,382,677
Goldcrest Co. Ltd.	1,493,510	31,791,052
Iwatsuka Confectionary Co. Ltd.	118,300	5,659,614
Kamigumi Co. Ltd.	171,050	3,864,741
Kobayashi Pharmaceutical Co. Ltd.	464,600	39,226,656
Konoike Transport Co. Ltd.	38,100	668,109
Koshidaka Holdings Co. Ltd.	504,500	30,642,883
Kusuri No Aoki Holdings Co. Ltd.	337,500	23,185,373
Lasertec Corp.	1,209,800	40,393,066
Leopalace21 Corp.	634,096	5,516,148
Mandom Corp.	83,600	3,020,673
Medikit Co. Ltd.	261,400	14,370,783
Mirait Holdings Corp.	209,100	3,316,679
Miroku Jyoho Service Co., Ltd.	419,800	11,981,120
Misumi Group, Inc.	1,411,500	39,122,256
Mitsuboshi Belting Ltd.	381,000	4,359,962
Monex Group, Inc.	1,902,932	10,861,961
Morinaga & Co. Ltd.	70,900	3,456,797
Nabtesco Corp.	914,600	33,088,575
Nagaileben Co. Ltd.	1,388,300	36,790,204
Nakanishi, Inc.	94,500	1,976,098
Nakano Refrigerators Co. Ltd.	285,100	13,404,812
ND Software Co. Ltd.	231,036	2,178,907
Nihon Parkerizing Co. Ltd.	3,545,200	56,265,295
Nitto Kohki Co. Ltd.	83,400	2,197,146
NOF Corp.	175,000	5,226,628
NS Tool Co. Ltd.	116,400	3,172,997
OBIC Co. Ltd.	788,200	66,115,935
Okamoto Industries, Inc.	300,000	3,007,684
OSG Corp.	2,270,800	50,434,526
PALTAC Corp.	149,200	7,479,107
Paramount Bed Holdings Co. Ltd.	804,060	40,011,767
ProNexus, Inc.	1,241,000	16,074,424
S Foods, Inc.	113,500	4,781,078
San-Ai Oil Co. Ltd.	2,176,900	34,330,183
Sekisui Jushi Corp.	163,500	3,568,524
Shinko Plantech Co. Ltd.	138,200	1,302,104
Shinsei Bank Ltd.	398,600	6,227,669
Ship Healthcare Holdings, Inc.	50,200	1,747,265
SHO-BOND Holdings Co. Ltd.	693,600	52,533,919
Shoei Co. Ltd. (a)(e)	847,300	31,506,353
SK Kaken Co. Ltd.	217,000	22,132,730
Software Service, Inc.	168,400	11,845,920
Techno Medica Co. Ltd.	283,000	5,410,446
The Monogatari Corp.	178,700	19,485,035
TKC Corp.	491,500	19,669,891
Tocalo Co. Ltd.	1,595,000	19,886,434
Toshiba Plant Systems & Services Corp.	178,800	3,738,902
Tsuruha Holdings, Inc.	29,870	4,297,979
USS Co. Ltd.	3,404,200	71,652,618
Welcia Holdings Co. Ltd.	646,000	33,269,118
Workman Co. Ltd.	650,700	25,951,811
Yamato Kogyo Co. Ltd.	372,700	11,080,086
Yuasa Trading Co. Ltd.	105,500	3,382,524

TOTAL JAPAN		1,257,658,821

Korea (South) - 0.9%
BGF Retail Co. Ltd.	134,460	23,981,007
iMarketKorea, Inc.	91,458	774,587
Leeno Industrial, Inc.	134,483	7,195,533

TOTAL KOREA (SOUTH)		31,951,127

Luxembourg - 0.1%
B&M European Value Retail S.A.	653,731	3,647,665
Mexico - 0.3%
Consorcio ARA S.A.B. de CV	25,765,095	9,726,290
Genomma Lab Internacional SA de CV (b)	1,109,000	1,078,636

TOTAL MEXICO		10,804,926

Netherlands - 2.8%
Aalberts Industries NV	984,900	48,573,676
Arcadis NV	135,318	2,670,120
Arcadis NV rights (b)	135,318	76,803
BinckBank NV	644,130	3,757,022
Intertrust NV (c)	220,360	4,390,761
PostNL NV	842,900	3,278,611
PostNL NV rights 5/13/18 (a)(b)	842,900	173,041
RHI Magnesita NV	25,148	1,506,289
Takeaway.com Holding BV (b)(c)	232,278	13,520,048
Van Lanschot NV (Bearer)	227,504	7,033,186
VastNed Retail NV	302,554	15,144,347

TOTAL NETHERLANDS		100,123,904

New Zealand - 0.0%
EBOS Group Ltd.	136,231	1,704,251
Norway - 1.4%
ABG Sundal Collier ASA	4,483,578	3,532,181
Borregaard ASA	290,000	3,083,530
Kongsberg Gruppen ASA	946,448	23,241,496
Schibsted ASA (A Shares)	82,366	2,408,669
Skandiabanken ASA (c)	1,970,249	17,805,748

TOTAL NORWAY		50,071,624

Philippines - 0.5%
Jollibee Food Corp.	3,045,490	16,762,348
Pilipinas Shell Petroleum Corp.	3,233,850	3,253,608

TOTAL PHILIPPINES		20,015,956

Singapore - 0.1%
Boustead Singapore Ltd.	5,792,200	3,520,229
Hour Glass Ltd.	1,558,300	763,109

TOTAL SINGAPORE		4,283,338

South Africa - 1.1%
Clicks Group Ltd.	2,379,853	40,688,168
Spain - 2.8%
Baron de Ley SA (b)	9,415	1,273,390
Hispania Activos Inmobiliarios SA	1,100,650	23,392,951
Merlin Properties Socimi SA	1,590,500	24,584,804
Prosegur Cash SA (c)	1,033,400	3,020,000
Prosegur Compania de Seguridad SA (Reg.)	6,274,186	47,581,720

TOTAL SPAIN		99,852,865

Sweden - 4.1%
Addlife AB	537,000	11,253,105
AddTech AB (B Shares)	1,373,010	28,630,998
Fagerhult AB (a)	3,347,305	34,212,147
Granges AB	215,000	3,019,991
Lagercrantz Group AB (B Shares)	2,126,041	20,006,027
Loomis AB (B Shares)	701,600	25,655,053
Saab AB (B Shares) (a)	582,100	23,897,832

TOTAL SWEDEN		146,675,153

Switzerland - 0.7%
EDAG Engineering Group AG	175,700	3,365,101
Tecan Group AG	67,923	15,010,229
Vontobel Holdings AG	88,220	5,839,790

TOTAL SWITZERLAND		24,215,120

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,655,570	14,311,454
United Kingdom - 16.9%
Alliance Pharma PLC	14,391,866	16,048,758
Ascential PLC	5,878,940	34,106,164
Avon Rubber PLC	591,677	10,955,855
Cineworld Group PLC	4,710,400	16,886,439
Countrywide PLC (b)	3,763,869	5,585,893
Dechra Pharmaceuticals PLC	1,907,363	72,001,264
DP Poland PLC (b)(e)	7,918,000	3,324,717
Elementis PLC	8,274,282	32,305,455
Equiniti Group PLC (c)	1,717,223	6,513,098
GetBusy PLC (a)	2,405,905	1,126,151
Great Portland Estates PLC	2,460,172	23,620,372
H&T Group PLC	1,274,806	5,975,862
Hill & Smith Holdings PLC	123,063	2,248,214
Hilton Food Group PLC	1,019,138	12,430,999
Howden Joinery Group PLC	1,942,000	12,744,820
Indivior PLC (b)	359,400	2,241,875
Informa PLC	4,379,938	44,560,670
InterContinental Hotel Group PLC ADR	187,247	11,916,399
ITE Group PLC	8,271,572	17,308,959
LivaNova PLC (b)	35,384	3,141,392
LSL Property Services PLC	500,000	1,720,875
Luxfer Holdings PLC sponsored	225,000	3,150,000
Mears Group PLC	790,738	3,559,751
Mitie Group PLC	1,448,060	3,656,160
PayPoint PLC	35,600	421,000
Polypipe Group PLC	444,600	2,345,494
Rightmove PLC	479,647	30,144,066
Shaftesbury PLC	2,772,755	38,592,416
Sinclair Pharma PLC (b)	3,630,425	749,701
Spectris PLC	2,015,161	74,627,915
Spirax-Sarco Engineering PLC	910,628	72,273,590
Topps Tiles PLC (e)	10,714,845	10,178,278
Tullett Prebon PLC	1,076,603	6,983,935
Ultra Electronics Holdings PLC	1,144,827	22,191,253
Zpg PLC	680,923	3,365,362

TOTAL UNITED KINGDOM		609,003,152

United States of America - 2.0%
Autoliv, Inc.	96,700	12,962,635
Martin Marietta Materials, Inc.	58,080	11,312,242
Mohawk Industries, Inc. (b)	32,962	6,918,065
PriceSmart, Inc.	263,926	23,119,918
ResMed, Inc.	171,700	16,249,688

TOTAL UNITED STATES OF AMERICA		70,562,548

TOTAL COMMON STOCKS
(Cost $2,211,774,971)		3,441,590,468

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.2%
Banco ABC Brasil SA	1,051,382	5,630,260
Germany - 1.2%
Sartorius AG (non-vtg.)	290,755	44,872,591
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,851,470)		50,502,851

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.74% (f)	104,987,218	105,008,215
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	14,334,626	14,336,060
TOTAL MONEY MARKET FUNDS
(Cost $119,344,275)		119,344,275
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,342,970,716)		3,611,437,594
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,373,391)
NET ASSETS - 100%		$3,609,064,203

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,606,080 or 1.8% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$418,786
Fidelity Securities Lending Cash Central Fund	443,891
Total	$862,677

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Artnature, Inc.	$11,683,496	$--	$683,832	$198,137	$(462,434)	$1,002,287	$--
DP Poland PLC	3,859,020	471,160	--	--	--	(1,005,463)	3,324,717
Ituran Location & Control Ltd.	34,047,553	8,289,006	--	364,783	--	(4,350,203)	37,986,356
Reckon Ltd.	5,651,804	81	--	--	--	51,876	5,703,761
Shoei Co. Ltd.	27,389,174	1,193,673	--	44,492	--	2,923,506	31,506,353
Topps Tiles PLC	9,904,292	33,470	2,112	329,175	(513)	243,141	10,178,278
Total	$92,535,339	$9,987,390	$685,944	$936,587	$(462,947)	$(1,134,856)	$88,699,465

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$574,776,623	$536,889,427	$37,887,196	$--
Consumer Staples	335,065,868	287,318,441	47,747,427	--
Energy	82,999,802	79,746,194	3,253,608	--
Financials	295,258,447	279,091,983	16,166,464	--
Health Care	435,048,182	431,738,718	3,309,464	--
Industrials	810,960,981	801,898,302	9,062,679	--
Information Technology	481,136,952	460,459,858	20,677,094	--
Materials	277,782,095	177,917,720	99,864,305	70
Real Estate	199,064,369	199,064,369	--	--
Money Market Funds	119,344,275	119,344,275	--	--
Total Investments in Securities:	$3,611,437,594	$3,373,469,287	$237,968,237	$70

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$235,269,793
Level 2 to Level 1	$1,161,520,596

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Industrials
Beginning Balance	$45,204,204
Net Realized Gain (Loss) on Investment Securities	(5,131,681)
Net Unrealized Gain (Loss) on Investment Securities	(12,049,961)
Cost of Purchases	--
Proceeds of Sales	(28,022,562)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$--
Other Investments in Securities
Beginning Balance	$2,086,834
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,086,764)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$70
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2018	$(2,086,764)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,533,457) — See accompanying schedule: Unaffiliated issuers (cost $2,154,963,377)	$3,403,393,854
Fidelity Central Funds (cost $119,344,275)	119,344,275
Other affiliated issuers (cost $68,663,064)	88,699,465
Total Investment in Securities (cost $2,342,970,716)		$3,611,437,594
Cash		86,307
Foreign currency held at value (cost $779,470)		779,470
Receivable for investments sold		5,748,254
Receivable for fund shares sold		7,154,323
Dividends receivable		13,589,307
Distributions receivable from Fidelity Central Funds		211,645
Other receivables		37,000
Total assets		3,639,043,900
Liabilities
Payable for investments purchased	$8,688,624
Payable for fund shares redeemed	6,801,745
Other payables and accrued expenses	154,617
Collateral on securities loaned	14,334,711
Total liabilities		29,979,697
Net Assets		$3,609,064,203
Net Assets consist of:
Paid in capital		$2,199,368,527
Undistributed net investment income		29,412,739
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,902,576
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,268,380,361
Net Assets		$3,609,064,203
Net Asset Value, offering price and redemption price per share ($3,609,064,203 ÷ 193,422,349 shares)		$18.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends (including $936,587 earned from other affiliated issuers)		$39,605,796
Income from Fidelity Central Funds		862,677
Income before foreign taxes withheld		40,468,473
Less foreign taxes withheld		(3,515,242)
Total income		36,953,231
Expenses
Custodian fees and expenses	$213,788
Independent trustees' fees and expenses	7,228
Interest	2,458
Miscellaneous	5,204
Total expenses before reductions	228,678
Expense reductions	(37,858)	190,820
Net investment income (loss)		36,762,411
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	177,627,683
Fidelity Central Funds	5,383
Other affiliated issuers	(462,947)
Foreign currency transactions	(81,311)
Total net realized gain (loss)		177,088,808
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	117,276,906
Fidelity Central Funds	(6,339)
Other affiliated issuers	(1,134,856)
Assets and liabilities in foreign currencies	(92,695)
Total change in net unrealized appreciation (depreciation)		116,043,016
Net gain (loss)		293,131,824
Net increase (decrease) in net assets resulting from operations		$329,894,235

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,762,411	$51,126,067
Net realized gain (loss)	177,088,808	129,673,688
Change in net unrealized appreciation (depreciation)	116,043,016	594,814,022
Net increase (decrease) in net assets resulting from operations	329,894,235	775,613,777
Distributions to shareholders from net investment income	(54,863,235)	(34,157,192)
Distributions to shareholders from net realized gain	(163,242,187)	(85,456,930)
Total distributions	(218,105,422)	(119,614,122)
Share transactions - net increase (decrease)	(74,885,547)	11,810,740
Total increase (decrease) in net assets	36,903,266	667,810,395
Net Assets
Beginning of period	3,572,160,937	2,904,350,542
End of period	$3,609,064,203	$3,572,160,937
Other Information
Undistributed net investment income end of period	$29,412,739	$47,513,563

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.17	$15.02	$16.11	$15.21	$15.75	$12.44
Income from Investment Operations
Net investment income (loss)A	.19	.25	.15	.14	.14	.15
Net realized and unrealized gain (loss)	1.43	3.47	(.13)	1.10	(.11)	3.29
Total from investment operations	1.62	3.72	.02	1.24	.03	3.44
Distributions from net investment income	(.29)	(.15)	(.15)	(.14)	(.13)	(.12)
Distributions from net realized gain	(.85)	(.42)	(.96)	(.20)	(.44)	(.01)
Total distributions	(1.13)B	(.57)	(1.11)	(.34)	(.57)	(.13)
Net asset value, end of period	$18.66	$18.17	$15.02	$16.11	$15.21	$15.75
Total ReturnC,D	9.35%	25.87%	.02%	8.36%	.21%	27.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.56%	1.06%	1.10%	1.18%	1.23%
Expenses net of fee waivers, if any	.01%G	.56%	1.06%	1.10%	1.18%	1.23%
Expenses net of all reductions	.01%G	.55%	1.05%	1.10%	1.18%	1.22%
Net investment income (loss)	2.00%G	1.52%	1.01%	.89%	.86%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,609,064	$3,572,161	$1,303,650	$1,276,570	$1,330,809	$1,163,381
Portfolio turnover rateH	12%G	21%	21%	16%	18%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.13 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.848 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	22.4%
United Kingdom	16.7%
France	15.4%
Germany	9.3%
Switzerland	8.5%
Spain	4.3%
Australia	3.6%
Sweden	3.4%
Netherlands	3.1%
Other*	13.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.8

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Total SA (France, Oil, Gas & Consumable Fuels)	3.1
Novartis AG (Switzerland, Pharmaceuticals)	2.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.3
Banco Santander SA (Spain) (Spain, Banks)	2.3
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.0
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	1.8
BASF AG (Germany, Chemicals)	1.8
Commonwealth Bank of Australia (Australia, Banks)	1.7
Sanofi SA (France, Pharmaceuticals)	1.7
Honda Motor Co. Ltd. (Japan, Automobiles)	1.6
21.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	39.5
Industrials	12.3
Energy	10.6
Health Care	9.2
Consumer Discretionary	7.5
Materials	7.2
Information Technology	4.7
Consumer Staples	4.0
Telecommunication Services	2.4
Real Estate	1.8

Fidelity® Series International Value Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.6%
Commonwealth Bank of Australia	4,750,075	$255,765,093
Insurance Australia Group Ltd.	17,901,270	105,974,070
Macquarie Group Ltd.	1,515,613	123,428,897
Magellan Financial Group Ltd.	2,868,826	50,119,742

TOTAL AUSTRALIA		535,287,802

Austria - 1.0%
Erste Group Bank AG	2,989,600	146,575,783
Bailiwick of Jersey - 0.6%
Wolseley PLC	1,258,564	96,682,711
Belgium - 1.3%
KBC Groep NV	2,299,467	201,042,952
Canada - 0.4%
Nutrien Ltd.	1,414,680	64,401,298
Finland - 0.9%
Sampo Oyj (A Shares)	2,488,413	134,474,088
France - 15.4%
Accor SA	1,457,400	82,489,149
Atos Origin SA	1,101,043	148,784,425
AXA SA (a)	8,292,973	237,167,882
Bouygues SA (a)	2,001,799	102,133,987
Capgemini SA	996,905	137,240,323
Compagnie de St. Gobain	1,499,300	78,750,076
Natixis SA	16,079,100	132,269,430
Sanofi SA (a)	3,146,060	248,734,814
Societe Generale Series A	4,159,900	227,666,282
SR Teleperformance SA	733,400	117,703,395
Total SA (a)	7,305,532	459,165,499
VINCI SA (a)	2,035,100	203,476,831
Vivendi SA	4,697,581	124,177,566

TOTAL FRANCE		2,299,759,659

Germany - 8.5%
BASF AG	2,638,527	274,521,524
Brenntag AG	1,312,300	75,306,535
Deutsche Post AG	2,354,883	102,212,401
Deutsche Telekom AG	10,854,770	189,997,782
Fresenius SE & Co. KGaA	803,400	61,451,571
Hannover Reuck SE	928,000	130,668,117
HeidelbergCement Finance AG	755,200	74,107,456
Linde AG	452,700	100,616,550
SAP SE	838,667	93,180,668
Vonovia SE	3,272,704	164,447,603

TOTAL GERMANY		1,266,510,207

Hong Kong - 0.4%
AIA Group Ltd.	6,806,400	60,830,159
India - 0.0%
PC Jeweller Ltd.	3,561,724	7,711,100
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	191,864,200	44,237,837
Ireland - 0.8%
Allergan PLC	188,300	28,932,295
CRH PLC	2,683,861	95,307,708

TOTAL IRELAND		124,240,003

Italy - 2.9%
Assicurazioni Generali SpA	5,525,700	111,703,263
Intesa Sanpaolo SpA	58,735,500	223,427,347
Mediobanca SpA	8,229,191	100,021,653

TOTAL ITALY		435,152,263

Japan - 22.4%
AEON Financial Service Co. Ltd.	2,594,300	60,894,382
East Japan Railway Co.	882,100	84,643,514
Honda Motor Co. Ltd.	6,943,100	238,745,156
Hoya Corp.	1,453,800	77,956,235
Idemitsu Kosan Co. Ltd.	1,706,400	66,885,510
Itochu Corp.	9,545,900	191,581,637
Japan Tobacco, Inc.	3,158,200	84,834,013
Kao Corp.	1,380,900	99,222,187
Makita Corp.	2,362,200	106,311,965
Mitsubishi UFJ Financial Group, Inc.	41,432,300	277,652,069
Mitsui Fudosan Co. Ltd.	4,170,600	107,259,805
Nintendo Co. Ltd.	176,100	73,993,085
Nomura Holdings, Inc.	17,398,700	100,208,770
OBIC Co. Ltd.	1,457,000	122,216,337
Olympus Corp.	1,825,500	68,214,119
Oracle Corp. Japan	888,600	73,155,873
ORIX Corp.	10,017,200	176,299,788
Panasonic Corp.	7,264,109	107,560,752
Recruit Holdings Co. Ltd.	3,787,600	87,552,737
Shin-Etsu Chemical Co. Ltd.	1,263,100	127,153,453
Shinsei Bank Ltd.	5,426,500	84,782,858
SoftBank Corp.	1,538,200	117,531,877
Sony Corp.	1,922,100	89,773,828
Sony Financial Holdings, Inc.	5,712,400	104,455,613
Subaru Corp.	3,154,200	106,149,852
Sumitomo Mitsui Financial Group, Inc.	4,361,500	181,779,759
T&D Holdings, Inc.	5,969,900	101,518,881
Taiheiyo Cement Corp.	1,956,400	74,179,272
Tokio Marine Holdings, Inc.	3,255,900	154,038,738

TOTAL JAPAN		3,346,552,065

Netherlands - 3.1%
ING Groep NV (Certificaten Van Aandelen)	11,894,234	200,424,049
Koninklijke Philips Electronics NV	1,957,600	82,857,827
RELX NV	3,822,267	81,306,782
Wolters Kluwer NV	1,907,361	103,258,246

TOTAL NETHERLANDS		467,846,904

Norway - 1.4%
Statoil ASA	8,212,767	210,022,702
Portugal - 0.7%
Galp Energia SGPS SA Class B	5,150,975	98,996,352
Spain - 3.9%
Banco Santander SA (Spain)	53,763,348	348,839,979
CaixaBank SA	26,877,808	130,703,398
Masmovil Ibercom SA (b)	309,852	44,751,602
Unicaja Banco SA	31,565,347	57,215,588

TOTAL SPAIN		581,510,567

Sweden - 3.4%
Alfa Laval AB (a)	3,453,900	85,867,772
Investor AB (B Shares)	2,344,795	102,583,861
Nordea Bank AB	18,467,733	188,501,993
Swedbank AB (A Shares)	5,794,400	126,354,334

TOTAL SWEDEN		503,307,960

Switzerland - 8.5%
Credit Suisse Group AG	9,264,050	156,249,712
Lafargeholcim Ltd. (Reg.)	1,522,460	85,048,825
Nestle SA (Reg. S)	2,593,173	200,893,354
Novartis AG	5,299,376	407,915,846
UBS Group AG (a)	13,983,671	234,925,673
Zurich Insurance Group AG	604,200	193,002,955

TOTAL SWITZERLAND		1,278,036,365

United Kingdom - 16.7%
AstraZeneca PLC (United Kingdom)	2,289,756	160,288,355
Aviva PLC	23,288,382	169,205,752
BAE Systems PLC	14,236,872	119,450,575
BHP Billiton PLC	9,060,766	193,197,544
BP PLC	47,280,731	351,199,666
British American Tobacco PLC (United Kingdom)	1,471,331	80,698,842
Bunzl PLC	3,329,412	96,759,828
Compass Group PLC	3,942,290	84,666,671
GlaxoSmithKline PLC	4,765,562	95,583,675
HSBC Holdings PLC sponsored ADR (a)	3,071,906	154,393,996
Imperial Tobacco Group PLC	3,635,374	130,350,522
Informa PLC	10,645,964	108,310,048
Liberty Global PLC Class A (b)	2,367,200	71,347,408
Micro Focus International PLC	3,239,105	55,852,315
Royal Dutch Shell PLC Class B sponsored ADR (a)	4,159,400	301,223,748
Standard Chartered PLC (United Kingdom)	11,796,105	124,558,482
Standard Life PLC	24,254,063	121,975,748
The Weir Group PLC	2,962,300	87,110,319

TOTAL UNITED KINGDOM		2,506,173,494

United States of America - 1.8%
Amgen, Inc.	413,700	72,182,376
ConocoPhillips Co.	1,638,600	107,328,300
S&P Global, Inc.	462,300	87,189,780

TOTAL UNITED STATES OF AMERICA		266,700,456

TOTAL COMMON STOCKS
(Cost $12,357,857,756)		14,676,052,727

Nonconvertible Preferred Stocks - 1.2%
Germany - 0.8%
Porsche Automobil Holding SE (Germany)	1,296,900	110,882,460
Spain - 0.4%
Grifols SA Class B	3,097,238	63,841,393
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $154,668,424)		174,723,853

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.74% (c)	18,564,483	18,568,196
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	479,508,672	479,556,623
TOTAL MONEY MARKET FUNDS
(Cost $498,124,819)		498,124,819
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $13,010,650,999)		15,348,901,399
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(377,893,709)
NET ASSETS - 100%		$14,971,007,690

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$516,753
Fidelity Securities Lending Cash Central Fund	3,864,741
Total	$4,381,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,131,813,990	$688,023,154	$443,790,836	$--
Consumer Staples	595,998,918	314,406,722	281,592,196	--
Energy	1,594,821,777	574,433,910	1,020,387,867	--
Financials	5,923,128,753	3,185,284,980	2,737,843,773	--
Health Care	1,367,958,506	308,736,596	1,059,221,910	--
Industrials	1,820,109,311	1,394,969,504	425,139,807	--
Information Technology	704,423,026	481,396,958	223,026,068	--
Materials	1,088,533,630	525,506,854	563,026,776	--
Real Estate	271,707,408	271,707,408	--	--
Telecommunication Services	352,281,261	44,751,602	307,529,659	--
Money Market Funds	498,124,819	498,124,819	--	--
Total Investments in Securities:	$15,348,901,399	$8,287,342,507	$7,061,558,892	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,590,224,881
Level 2 to Level 1	$2,188,186,517

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $462,223,750) — See accompanying schedule: Unaffiliated issuers (cost $12,512,526,180)	$14,850,776,580
Fidelity Central Funds (cost $498,124,819)	498,124,819
Total Investment in Securities (cost $13,010,650,999)		$15,348,901,399
Foreign currency held at value (cost $10,939,862)		10,891,607
Receivable for fund shares sold		3,801,754
Dividends receivable		92,070,989
Distributions receivable from Fidelity Central Funds		1,184,266
Other receivables		806,037
Total assets		15,457,656,052
Liabilities
Payable for investments purchased	$4,313,584
Payable for fund shares redeemed	2,330,496
Other payables and accrued expenses	451,162
Collateral on securities loaned	479,553,120
Total liabilities		486,648,362
Net Assets		$14,971,007,690
Net Assets consist of:
Paid in capital		$12,988,293,290
Undistributed net investment income		190,252,911
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(544,490,603)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,336,952,092
Net Assets		$14,971,007,690
Net Asset Value, offering price and redemption price per share ($14,971,007,690 ÷ 1,395,248,136 shares)		$10.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$251,718,328
Income from Fidelity Central Funds		4,381,494
Income before foreign taxes withheld		256,099,822
Less foreign taxes withheld		(23,416,035)
Total income		232,683,787
Expenses
Custodian fees and expenses	$659,789
Independent trustees' fees and expenses	29,706
Interest	7,287
Miscellaneous	21,425
Total expenses		718,207
Net investment income (loss)		231,965,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	321,387,491
Fidelity Central Funds	(23,077)
Foreign currency transactions	555,051
Total net realized gain (loss)		321,919,465
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(254,737,198)
Fidelity Central Funds	6,189
Assets and liabilities in foreign currencies	(1,188,917)
Total change in net unrealized appreciation (depreciation)		(255,919,926)
Net gain (loss)		65,999,539
Net increase (decrease) in net assets resulting from operations		$297,965,119

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,965,580	$412,099,973
Net realized gain (loss)	321,919,465	50,055,017
Change in net unrealized appreciation (depreciation)	(255,919,926)	2,178,152,740
Net increase (decrease) in net assets resulting from operations	297,965,119	2,640,307,730
Distributions to shareholders from net investment income	(425,044,762)	(329,576,938)
Distributions to shareholders from net realized gain	(35,648,916)	(24,285,362)
Total distributions	(460,693,678)	(353,862,300)
Share transactions - net increase (decrease)	340,602,108	(355,425,913)
Total increase (decrease) in net assets	177,873,549	1,931,019,517
Net Assets
Beginning of period	14,793,134,141	12,862,114,624
End of period	$14,971,007,690	$14,793,134,141
Other Information
Undistributed net investment income end of period	$190,252,911	$383,332,093

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$9.27	$9.91	$10.73	$11.14	$9.16
Income from Investment Operations
Net investment income (loss)A	.17	.29	.24	.22	.45B	.26
Net realized and unrealized gain (loss)	.03	1.55	(.68)	(.28)	(.59)	2.03
Total from investment operations	.20	1.84	(.44)	(.06)	(.14)	2.29
Distributions from net investment income	(.31)	(.22)	(.20)	(.44)	(.24)	(.26)
Distributions from net realized gain	(.03)	(.02)	–	(.32)	(.04)	(.06)
Total distributions	(.34)	(.24)	(.20)	(.76)	(.27)C	(.31)D
Net asset value, end of period	$10.73	$10.87	$9.27	$9.91	$10.73	$11.14
Total ReturnE,F	1.86%	20.33%	(4.49)%	(.65)%	(1.25)%	25.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%I	.48%	.96%	.89%	.82%	.88%
Expenses net of fee waivers, if any	.01%I	.47%	.96%	.89%	.82%	.88%
Expenses net of all reductions	.01%I	.46%	.95%	.88%	.81%	.85%
Net investment income (loss)	3.09%I	2.86%	2.58%	2.12%	4.05%B	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$14,971,008	$14,793,134	$5,774,976	$5,556,957	$5,971,189	$5,710,397
Portfolio turnover rateJ	46%I	51%	45%	44%	70%	80%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.036 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.057 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. In May 2018 the Board of Trustees approved a change in the name of Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund effective May 31, 2018. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Effective August 28, 2017, each Fund no longer offers Class F, and all outstanding shares of Class F were exchanged for shares of Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund, respectively. Fidelity Series Emerging Markets Opportunities Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Opportunities Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on Fidelity Series Emerging Markets Opportunities Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Opportunities Fund	$11,011,120,348	$4,247,366,930	$(542,037,414)	$3,705,329,516
Fidelity Series International Growth Fund	10,375,717,538	4,864,022,281	(224,084,885)	4,639,937,396
Fidelity Series International Small Cap Fund	2,403,680,544	1,308,594,388	(100,837,338)	1,207,757,050
Fidelity Series International Value Fund	13,101,653,064	2,599,070,069	(351,821,734)	2,247,248,335

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Series International Value Fund	(497,362,833)	(261,223,764)	(758,586,597)	(758,586,597)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Opportunities Fund	3,814,685,995	5,341,433,619
Fidelity Series International Growth Fund	1,914,718,259	2,637,650,384
Fidelity Series International Small Cap Fund	221,254,815	518,792,447
Fidelity Series International Value Fund	3,534,968,675	3,437,017,846

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Opportunities Fund	$43,579
Fidelity Series International Growth Fund	4,817
Fidelity Series International Small Cap Fund	606
Fidelity Series International Value Fund	8,898

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Emerging Markets Opportunities Fund	Borrower	$25,640,250	1.39%	$15,870
Fidelity Series International Small Cap Fund	Borrower	$13,957,000	1.59%	$2,458
Fidelity Series International Value Fund	Borrower	$54,406,667	1.61%	$7,287

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Emerging Markets Opportunities Fund	$22,572
Fidelity Series International Growth Fund	21,497
Fidelity Series International Small Cap Fund	5,204
Fidelity Series International Value Fund	21,425

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series Emerging Markets Opportunities Fund	$956,248	$ -	$–
Fidelity Series International Growth Fund	$807,037	$11,096	$–
Fidelity Series International Small Cap Fund	$443,891	$414	$–
Fidelity Series International Value Fund	$3,864,741	$ -	$–

9. Expense Reductions.

Effective June1, 2017, the investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Opportunities Fund
Series Emerging Markets Opportunities	.014%	$2,961,527

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction
Fidelity Series International Growth Fund	$554,926
Fidelity Series International Small Cap Fund	37,858

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
Fidelity Series Emerging Markets Opportunities Fund
From net investment income
Series Emerging Markets Opportunities	$277,477,968	$82,269,688
Class F	–	111,268,765
Total	$277,477,968	$193,538,453
From net realized gain
Series Emerging Markets Opportunities	$164,909,386	$15,266,540
Class F	–	18,374,659
Total	$164,909,386	$33,641,199
Fidelity Series International Growth Fund
From net investment income
Series International Growth	$218,066,581	$71,631,335
Class F	–	98,778,795
Total	$218,066,581	$170,410,130
From net realized gain
Series International Growth	$242,599,071	$74,784,915
Class F	–	91,604,916
Total	$242,599,071	$166,389,831
Fidelity Series International Small Cap Fund
From net investment income
Series International Small Cap	$54,863,235	$14,167,288
Class F	–	19,989,904
Total	$54,863,235	$34,157,192
From net realized gain
Series International Small Cap	$163,242,187	$38,362,071
Class F	–	47,094,859
Total	$163,242,187	$85,456,930
Fidelity Series International Value Fund
From net investment income
Series International Value	$425,044,762	$143,191,242
Class F	–	186,385,696
Total	$425,044,762	$329,576,938
From net realized gain
Series International Value	$35,648,916	$10,915,924
Class F	–	13,369,438
Total	$35,648,916	$24,285,362

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Fidelity Series Emerging Markets Opportunities Fund
Series Emerging Markets Opportunities
Shares sold	25,857,047	519,778,624	$567,476,090	$10,628,254,799
Reinvestment of distributions	21,392,038	6,260,348	442,387,354	97,536,228
Shares redeemed	(97,699,757)	(205,349,586)	(2,154,587,731)	(4,080,491,417)
Net increase (decrease)	(50,450,672)	320,689,386	$(1,144,724,287)	$6,645,299,610
Class F
Shares sold	–	47,966,801	$–	$834,470,841
Reinvestment of distributions	–	8,299,835	–	129,643,424
Shares redeemed	–	(558,565,734)	–	(11,293,892,850)
Net increase (decrease)	–	(502,299,098)	$–	$(10,329,778,585)
Fidelity Series International Growth Fund
Series International Growth
Shares sold	33,844,608	616,887,379	$553,808,238	$9,472,471,861
Reinvestment of distributions	29,082,428	11,528,839	460,665,652	146,416,250
Shares redeemed	(71,140,103)	(137,272,697)	(1,167,286,459)	(2,083,470,910)
Net increase (decrease)	(8,213,067)	491,143,521	$(152,812,569)	$7,535,417,201
Class F
Shares sold	–	82,432,313	$–	$1,122,218,322
Reinvestment of distributions	–	14,967,273	–	190,383,711
Shares redeemed	–	(611,580,376)	–	(9,409,531,402)
Net increase (decrease)	–	(514,180,790)	$–	$(8,096,929,369)
Fidelity Series International Small Cap Fund
Series International Small Cap
Shares sold	7,298,467	126,808,547	$135,148,568	$2,182,522,510
Reinvestment of distributions	12,463,167	3,725,486	218,105,422	52,529,358
Shares redeemed	(22,885,003)	(20,793,540)	(428,139,537)	(347,551,675)
Net increase (decrease)	(3,123,369)	109,740,493	$(74,885,547)	$1,887,500,193
Class F
Shares sold	–	15,972,969	$–	$242,899,916
Reinvestment of distributions	–	4,751,046	–	67,084,763
Shares redeemed	–	(126,992,159)	–	(2,185,674,132)
Net increase (decrease)	–	(106,268,144)	$–	$(1,875,689,453)
Fidelity Series International Value Fund
Series International Value
Shares sold	57,126,863	901,998,924	$618,828,646	$9,348,838,001
Reinvestment of distributions	43,750,587	16,805,580	460,693,678	154,107,166
Shares redeemed	(67,164,966)	(180,222,845)	(738,920,216)	(1,855,842,145)
Net increase (decrease)	33,712,484	738,581,659	$340,602,108	$7,647,103,022
Class F
Shares sold	–	100,477,660	$–	$970,415,947
Reinvestment of distributions	–	21,759,819	–	199,755,135
Shares redeemed	–	(884,352,197)	–	(9,172,700,017)
Net increase (decrease)	–	(762,114,718)	$–	$(8,002,528,935)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity Series Emerging Markets Opportunities Fund
Series Emerging Markets Opportunities	.01%
Actual		$1,000.00	$1,026.90	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Growth Fund
Series International Growth	.01%
Actual		$1,000.00	$1,021.80	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Small Cap Fund
Series International Small Cap	.01%
Actual		$1,000.00	$1,093.50	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Value Fund
Series International Value	.01%
Actual		$1,000.00	$1,018.60	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

GSV-S-SANN-0618
1.907946.108

Fidelity Advisor® Global Commodity Stock Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Global Commodity Stock Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Nutrien Ltd.	4.9
BHP Billiton PLC	4.7
Royal Dutch Shell PLC Class A (United Kingdom)	4.5
Chevron Corp.	3.9
Rio Tinto PLC	3.3
Glencore Xstrata PLC	2.6
BP PLC	2.4
UPM-Kymmene Corp.	2.3
FMC Corp.	2.2
Exxon Mobil Corp.	2.2
33.0

Top Sectors (% of fund's net assets)

As of April 30, 2018
Energy	32.0%
Metals	31.8%
Agriculture	25.1%
Other	9.6%
Short-Term Investments and Net Other Assets	1.5%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Chemicals - 17.1%
Commodity Chemicals - 1.4%
LG Chemical Ltd.	7,230	$2,430,422
LyondellBasell Industries NV Class A	31,900	3,372,787
Olin Corp.	30,300	914,757
Tronox Ltd. Class A	14,265	245,073
Westlake Chemical Corp.	14,600	1,561,762
		8,524,801
Diversified Chemicals - 1.7%
BASF AG	11,400	1,186,096
DowDuPont, Inc.	92,758	5,866,016
The Chemours Co. LLC	66,000	3,195,060
		10,247,172
Fertilizers & Agricultural Chemicals - 13.1%
CF Industries Holdings, Inc.	284,860	11,052,568
FMC Corp.	169,300	13,498,289
K&S AG	181,700	5,356,065
Nutrien Ltd.	655,483	29,839,933
OCI NV (a)(b)	61,600	1,466,191
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	5,600	307,384
The Mosaic Co.	359,261	9,682,084
UPL Ltd.	240,689	2,635,195
Yara International ASA	140,500	5,937,138
		79,774,847
Industrial Gases - 0.2%
Air Liquide SA	7,200	935,830
Linde AG	2,900	644,550
		1,580,380
Specialty Chemicals - 0.7%
Platform Specialty Products Corp. (a)	286,900	2,889,083
Umicore SA	23,000	1,284,862
		4,173,945

TOTAL CHEMICALS		104,301,145

Commercial Services & Supplies - 0.1%
Environmental & Facility Services - 0.1%
Clean TeQ Holdings Ltd. (a)(b)	674,700	463,811
Construction Materials - 0.3%
Construction Materials - 0.3%
Buzzi Unicem SpA	24,700	625,189
Dalmia Bharat Ltd.	20,700	947,684
Shree Cement Ltd.	2,300	585,029
		2,157,902
Containers & Packaging - 0.6%
Paper Packaging - 0.6%
Amcor Ltd.	53,700	553,377
Packaging Corp. of America	13,500	1,561,815
WestRock Co.	27,559	1,630,390
		3,745,582
Electric Utilities - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	40,700	1,614,976
Vistra Energy Corp. (a)	54,700	1,249,895
		2,864,871
Electronic Equipment & Components - 0.1%
Electronic Manufacturing Services - 0.1%
Philips Lighting NV (c)	16,000	487,677
Energy Equipment & Services - 0.3%
Oil & Gas Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	200	7,222
John Wood Group PLC	214,500	1,679,088
		1,686,310
Food Products - 5.4%
Agricultural Products - 5.2%
Archer Daniels Midland Co.	131,900	5,985,622
Bunge Ltd.	149,500	10,798,385
Darling International, Inc. (a)	216,800	3,715,952
First Resources Ltd.	2,215,700	2,817,408
Ingredion, Inc.	54,300	6,575,187
Wilmar International Ltd.	667,800	1,633,725
		31,526,279
Packaged Foods & Meats - 0.2%
Adecoagro SA (a)	169,500	1,308,540

TOTAL FOOD PRODUCTS		32,834,819

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	259,000	1,117,036
Independent Power and Renewable Electricity Producers - 0.7%
Independent Power Producers & Energy Traders - 0.7%
China Resources Power Holdings Co. Ltd.	644,000	1,235,265
NRG Energy, Inc.	59,800	1,853,800
The AES Corp.	105,900	1,296,216
		4,385,281
Machinery - 1.3%
Agricultural & Farm Machinery - 0.6%
Deere & Co.	26,700	3,613,311
Jain Irrigation Systems Ltd.	147,859	257,971
		3,871,282
Construction Machinery & Heavy Trucks - 0.3%
Allison Transmission Holdings, Inc.	36,000	1,403,640
Komatsu Ltd.	9,100	310,207
		1,713,847
Industrial Machinery - 0.4%
Andritz AG	20,500	1,103,118
The Weir Group PLC	39,100	1,149,787
		2,252,905

TOTAL MACHINERY		7,838,034

Metals & Mining - 31.6%
Aluminum - 0.4%
Aluminum Corp. of China Ltd. (H Shares) (a)	520,000	293,689
Hindalco Industries Ltd.	160,000	562,926
Norsk Hydro ASA	203,900	1,273,550
		2,130,165
Copper - 2.0%
First Quantum Minerals Ltd.	301,624	4,345,998
Freeport-McMoRan, Inc.	496,700	7,554,807
Lundin Mining Corp.	45,400	300,557
		12,201,362
Diversified Metals & Mining - 14.2%
Anglo American PLC (United Kingdom)	302,851	7,127,086
Arizona Mining, Inc. (a)	658,178	2,076,110
BHP Billiton PLC	1,352,193	28,832,040
Boliden AB	55,200	1,921,392
Glencore Xstrata PLC	3,259,673	15,737,985
Grupo Mexico SA de CV Series B	182,620	607,072
Ivanhoe Mines Ltd. (a)	847,900	1,750,018
Korea Zinc Co. Ltd.	3,450	1,396,526
MMC Norilsk Nickel PJSC sponsored ADR	60,800	1,045,456
Rio Tinto PLC	365,787	19,937,566
South32 Ltd.	237,594	659,328
Sumitomo Metal Mining Co. Ltd.	6,900	296,526
Teck Resources Ltd. Class B (sub. vtg.)	136,500	3,426,454
Turquoise Hill Resources Ltd. (a)	436,100	1,290,689
Vedanta Ltd.	60,000	267,571
Vedanta Resources PLC	29,400	294,739
		86,666,558
Gold - 6.7%
Agnico Eagle Mines Ltd. (Canada)	76,100	3,202,370
Alamos Gold, Inc.	58,900	318,366
AngloGold Ashanti Ltd. sponsored ADR	96,200	863,876
B2Gold Corp. (a)	928,680	2,668,974
Barrick Gold Corp.	337,800	4,546,270
Continental Gold, Inc. (a)	613,200	1,657,233
Detour Gold Corp. (a)	167,600	1,211,362
Endeavour Mining Corp. (a)	37,200	634,800
Franco-Nevada Corp.	29,900	2,120,794
Gold Standard Ventures Corp. (a)	855,500	1,332,606
Goldcorp, Inc.	190,610	2,529,689
Guyana Goldfields, Inc. (a)	393,900	1,527,802
IAMGOLD Corp. (a)	113,900	622,749
Kinross Gold Corp. (a)	312,300	1,208,872
Kirkland Lake Gold Ltd.	10,000	174,462
Newcrest Mining Ltd.	70,215	1,112,905
Newmont Mining Corp.	118,400	4,651,936
Premier Gold Mines Ltd. (a)	1,124,200	2,381,576
Randgold Resources Ltd. sponsored ADR	33,600	2,724,960
Seabridge Gold, Inc. (a)	56,449	589,892
SEMAFO, Inc. (a)	461,100	1,429,322
Sibanye-Stillwater ADR (b)	278,957	984,718
Solgold PLC (a)(b)	990,000	355,726
Torex Gold Resources, Inc. (a)	198,170	2,037,341
		40,888,601
Precious Metals & Minerals - 0.5%
Alrosa Co. Ltd.	812,900	1,156,758
Dalradian Resources, Inc. (a)	37,400	29,711
Fresnillo PLC	17,400	305,421
Impala Platinum Holdings Ltd. (a)	122,400	218,006
Industrias Penoles SA de CV	27,865	584,862
Osisko Mining, Inc. (a)	463,500	960,248
		3,255,006
Silver - 0.6%
MAG Silver Corp. (a)	86,200	958,039
Wheaton Precious Metals Corp.	140,500	2,916,255
		3,874,294
Steel - 7.2%
ArcelorMittal SA Class A unit (a)	162,102	5,485,532
BlueScope Steel Ltd.	96,700	1,188,390
China Steel Corp.	1,344,000	1,061,633
Fortescue Metals Group Ltd.	330,863	1,122,574
Hyundai Steel Co.	37,939	2,146,839
JFE Holdings, Inc.	163,000	3,361,540
Nippon Steel & Sumitomo Metal Corp.	137,800	3,006,339
Nucor Corp.	79,592	4,904,459
POSCO	21,014	7,221,163
Steel Dynamics, Inc.	62,400	2,796,144
Thyssenkrupp AG	151,700	3,956,967
Vale SA sponsored ADR	441,041	6,104,007
Voestalpine AG	22,300	1,177,088
		43,532,675

TOTAL METALS & MINING		192,548,661

Multi-Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON AG	3,279	35,904
Oil, Gas & Consumable Fuels - 31.1%
Coal & Consumable Fuels - 0.1%
China Shenhua Energy Co. Ltd. (H Shares)	125,000	306,607
Integrated Oil & Gas - 19.7%
BP PLC	1,933,600	14,362,715
Cenovus Energy, Inc.	314,500	3,150,021
Chevron Corp.	191,900	24,008,609
China Petroleum & Chemical Corp. (H Shares)	2,239,000	2,180,471
Exxon Mobil Corp.	170,600	13,264,150
Lukoil PJSC sponsored ADR	52,200	3,486,960
Occidental Petroleum Corp.	58,800	4,542,888
Royal Dutch Shell PLC:
Class A (United Kingdom)	796,800	27,721,641
Class B (United Kingdom)	56,830	2,028,766
Statoil ASA	63,700	1,628,982
Suncor Energy, Inc.	273,732	10,467,885
Total SA	201,100	12,639,488
YPF SA Class D sponsored ADR	40,300	882,167
		120,364,743
Oil & Gas Exploration & Production - 9.9%
Anadarko Petroleum Corp.	99,300	6,684,876
Birchcliff Energy Ltd.	25,000	90,541
Cabot Oil & Gas Corp.	58,800	1,405,908
Canadian Natural Resources Ltd.	113,800	4,105,468
Centennial Resource Development, Inc. Class A (a)	11,300	209,050
Cimarex Energy Co.	9,700	975,723
CNOOC Ltd. sponsored ADR	23,000	3,887,230
ConocoPhillips Co.	149,900	9,818,450
Continental Resources, Inc. (a)	692	45,714
Devon Energy Corp.	161,100	5,852,763
Diamondback Energy, Inc. (a)	7,500	963,375
Encana Corp.	77,400	963,921
EOG Resources, Inc.	58,200	6,877,494
EQT Corp.	50,601	2,539,664
Extraction Oil & Gas, Inc. (a)	45,000	635,400
Marathon Oil Corp.	68,300	1,246,475
Newfield Exploration Co. (a)	24,300	724,140
Noble Energy, Inc.	145,800	4,932,414
NOVATEK OAO GDR (Reg. S)	13,500	1,714,500
Pioneer Natural Resources Co.	17,910	3,609,761
PrairieSky Royalty Ltd.	124,398	2,758,371
Range Resources Corp.	42,000	581,700
Whiting Petroleum Corp. (a)	2,000	81,640
		60,704,578
Oil & Gas Refining & Marketing - 0.8%
Reliance Industries Ltd.	197,141	2,846,401
Tupras Turkiye Petrol Rafinerileri A/S	47,000	1,197,533
Valero Energy Corp.	5,800	643,394
		4,687,328
Oil & Gas Storage & Transport - 0.6%
Boardwalk Pipeline Partners, LP	135,500	1,540,635
Cheniere Energy, Inc. (a)	5,400	314,064
Petronet LNG Ltd.	583,132	1,985,387
		3,840,086

TOTAL OIL, GAS & CONSUMABLE FUELS		189,903,342

Paper & Forest Products - 6.8%
Forest Products - 0.1%
Quintis Ltd. (a)(d)	413,280	3
Svenska Cellulosa AB (SCA) (B Shares)	200	2,223
West Fraser Timber Co. Ltd.	4,500	304,813
Western Forest Products, Inc.	25,000	53,935
		360,974
Paper Products - 6.7%
Fibria Celulose SA	164,700	3,235,044
Mondi PLC	431,200	12,027,005
Nine Dragons Paper (Holdings) Ltd.	1,014,000	1,512,340
Sappi Ltd.	485,006	3,095,150
Stora Enso Oyj (R Shares)	239,500	4,753,334
Suzano Papel e Celulose SA	234,800	2,752,023
UPM-Kymmene Corp.	385,100	13,802,588
		41,177,484

TOTAL PAPER & FOREST PRODUCTS		41,538,458

Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Bayer AG	23,100	2,760,903
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Brenntag AG	25,800	1,480,537
Univar, Inc. (a)	74,000	2,039,440
		3,519,977
TOTAL COMMON STOCKS
(Cost $614,443,431)		592,189,713

Nonconvertible Preferred Stocks - 1.4%
Metals & Mining - 0.2%
Steel - 0.2%
Gerdau SA	52,000	247,145
Gerdau SA sponsored ADR	201,600	941,472
		1,188,617
Oil, Gas & Consumable Fuels - 1.2%
Integrated Oil & Gas - 1.2%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)(b)	588,300	7,736,145
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,678,135)		8,924,762

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.74% (e)	10,651,369	10,653,499
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	2,824,843	2,825,125
TOTAL MONEY MARKET FUNDS
(Cost $13,478,865)		13,478,624
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $634,600,431)		614,593,099
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,491,593)
NET ASSETS - 100%		$610,101,506

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $487,677 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,314
Fidelity Securities Lending Cash Central Fund	125,488
Total	$169,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$592,189,713	$440,654,980	$151,534,730	$3
Nonconvertible Preferred Stocks	8,924,762	8,924,762	--	--
Money Market Funds	13,478,624	13,478,624	--	--
Total Investments in Securities:	$614,593,099	$463,058,366	$151,534,730	$3

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$15,687,236
Level 2 to Level 1	$4,689,349

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	33.0%
United Kingdom	19.0%
Canada	16.3%
Brazil	3.3%
Finland	3.1%
Bailiwick of Jersey	3.0%
Germany	2.5%
France	2.2%
Korea (South)	2.2%
Bermuda	2.0%
India	1.7%
Norway	1.5%
Russia	1.3%
Japan	1.2%
Luxembourg	1.1%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,670,453) — See accompanying schedule: Unaffiliated issuers (cost $621,121,566)	$601,114,475
Fidelity Central Funds (cost $13,478,865)	13,478,624
Total Investment in Securities (cost $634,600,431)		$614,593,099
Foreign currency held at value (cost $85,972)		85,972
Receivable for investments sold		797,756
Receivable for fund shares sold		1,557,355
Dividends receivable		1,152,243
Distributions receivable from Fidelity Central Funds		40,358
Prepaid expenses		201
Other receivables		26,173
Total assets		618,253,157
Liabilities
Payable for investments purchased	$1,636,041
Payable for fund shares redeemed	3,114,276
Accrued management fee	346,518
Distribution and service plan fees payable	30,008
Other affiliated payables	156,157
Other payables and accrued expenses	44,196
Collateral on securities loaned	2,824,455
Total liabilities		8,151,651
Net Assets		$610,101,506
Net Assets consist of:
Paid in capital		$678,256,880
Undistributed net investment income		3,191,396
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(51,318,391)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,028,379)
Net Assets		$610,101,506
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,740,711 ÷ 2,656,989 shares)		$13.45
Maximum offering price per share (100/94.25 of $13.45)		$14.27
Class M:
Net Asset Value and redemption price per share ($8,175,227 ÷ 608,387 shares)		$13.44
Maximum offering price per share (100/96.50 of $13.44)		$13.93
Class C:
Net Asset Value and offering price per share ($23,988,249 ÷ 1,800,794 shares)(a)		$13.32
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($422,154,468 ÷ 31,371,567 shares)		$13.46
Class I:
Net Asset Value, offering price and redemption price per share ($120,042,851 ÷ 8,918,312 shares)		$13.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$7,652,159
Income from Fidelity Central Funds		169,802
Income before foreign taxes withheld		7,821,961
Less foreign taxes withheld		(434,438)
Total income		7,387,523
Expenses
Management fee	$2,009,264
Transfer agent fees	765,050
Distribution and service plan fees	156,059
Accounting and security lending fees	147,728
Custodian fees and expenses	28,208
Independent trustees' fees and expenses	1,075
Registration fees	79,931
Audit	26,799
Legal	2,022
Interest	1,921
Miscellaneous	1,518
Total expenses before reductions	3,219,575
Expense reductions	(34,102)	3,185,473
Net investment income (loss)		4,202,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,898,092
Fidelity Central Funds	1,719
Foreign currency transactions	57,347
Total net realized gain (loss)		14,957,158
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	22,249,935
Fidelity Central Funds	203
Assets and liabilities in foreign currencies	717
Total change in net unrealized appreciation (depreciation)		22,250,855
Net gain (loss)		37,208,013
Net increase (decrease) in net assets resulting from operations		$41,410,063

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,202,050	$5,241,419
Net realized gain (loss)	14,957,158	30,354,449
Change in net unrealized appreciation (depreciation)	22,250,855	31,191,808
Net increase (decrease) in net assets resulting from operations	41,410,063	66,787,676
Distributions to shareholders from net investment income	(5,388,694)	(3,511,036)
Distributions to shareholders from net realized gain	(2,013,457)	(2,362,260)
Total distributions	(7,402,151)	(5,873,296)
Share transactions - net increase (decrease)	146,797,323	15,840,057
Redemption fees	181	12,604
Total increase (decrease) in net assets	180,805,416	76,767,041
Net Assets
Beginning of period	429,296,090	352,529,049
End of period	$610,101,506	$429,296,090
Other Information
Undistributed net investment income end of period	$3,191,396	$4,378,040

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.56	$10.73	$10.05	$13.25	$14.17	$14.59
Income from Investment Operations
Net investment income (loss)A	.08	.12	.11	.22	.15	.16
Net realized and unrealized gain (loss)	.94	1.86	.79	(3.25)	(.91)	(.45)
Total from investment operations	1.02	1.98	.90	(3.03)	(.76)	(.29)
Distributions from net investment income	(.09)	(.08)	(.21)	(.14)	(.15)	(.13)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.13)B	(.15)	(.22)	(.17)	(.16)	(.13)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.45	$12.56	$10.73	$10.05	$13.25	$14.17
Total ReturnD,E,F	8.24%	18.53%	9.29%	(23.16)%	(5.41)%	(2.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.30%I	1.33%	1.38%	1.34%	1.35%	1.36%
Expenses net of fee waivers, if any	1.30%I	1.33%	1.38%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.29%I	1.32%	1.37%	1.34%	1.35%	1.34%
Net investment income (loss)	1.25%I	1.07%	1.18%	1.85%	1.05%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$35,741	$29,920	$34,791	$31,391	$51,586	$71,293
Portfolio turnover rateJ	61%I	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.72	$10.02	$13.21	$14.13	$14.54
Income from Investment Operations
Net investment income (loss)A	.06	.09	.09	.19	.11	.12
Net realized and unrealized gain (loss)	.95	1.84	.79	(3.25)	(.90)	(.45)
Total from investment operations	1.01	1.93	.88	(3.06)	(.79)	(.33)
Distributions from net investment income	(.06)	(.05)	(.17)	(.10)	(.11)	(.08)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.10)B	(.12)	(.18)	(.13)	(.13)C	(.08)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$13.44	$12.53	$10.72	$10.02	$13.21	$14.13
Total ReturnE,F,G	8.15%	18.09%	9.08%	(23.40)%	(5.65)%	(2.26)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.60%J	1.62%	1.65%	1.63%	1.62%	1.62%
Expenses net of fee waivers, if any	1.60%J	1.62%	1.65%	1.63%	1.62%	1.61%
Expenses net of all reductions	1.59%J	1.61%	1.64%	1.62%	1.62%	1.60%
Net investment income (loss)	.95%J	.78%	.90%	1.57%	.78%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$8,175	$6,876	$6,068	$6,335	$9,867	$12,551
Portfolio turnover rateK	61%J	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.10 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.047 per share.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.61	$9.92	$13.06	$13.96	$14.37
Income from Investment Operations
Net investment income (loss)A	.03	.04	.04	.13	.04	.05
Net realized and unrealized gain (loss)	.95	1.82	.78	(3.22)	(.89)	(.44)
Total from investment operations	.98	1.86	.82	(3.09)	(.85)	(.39)
Distributions from net investment income	–	(.01)	(.12)	(.03)	(.03)	(.02)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.05)	(.08)	(.13)	(.05)B	(.05)C	(.02)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$13.32	$12.39	$10.61	$9.92	$13.06	$13.96
Total ReturnE,F,G	7.92%	17.59%	8.46%	(23.74)%	(6.13)%	(2.75)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.01%J	2.07%	2.13%	2.12%	2.11%	2.11%
Expenses net of fee waivers, if any	2.01%J	2.07%	2.13%	2.12%	2.11%	2.11%
Expenses net of all reductions	2.00%J	2.06%	2.12%	2.11%	2.11%	2.10%
Net investment income (loss)	.54%J	.33%	.43%	1.08%	.29%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$23,988	$14,289	$12,620	$11,274	$17,659	$23,830
Portfolio turnover rateK	61%J	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$10.77	$10.09	$13.31	$14.24	$14.66
Income from Investment Operations
Net investment income (loss)A	.10	.15	.14	.25	.19	.19
Net realized and unrealized gain (loss)	.95	1.84	.79	(3.27)	(.92)	(.45)
Total from investment operations	1.05	1.99	.93	(3.02)	(.73)	(.26)
Distributions from net investment income	(.13)	(.11)	(.24)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.18)	(.17)B	(.25)	(.20)C	(.20)	(.16)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$13.46	$12.59	$10.77	$10.09	$13.31	$14.24
Total ReturnE,F	8.45%	18.65%	9.62%	(22.97)%	(5.16)%	(1.75)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.10%	1.13%	1.12%	1.11%	1.11%
Expenses net of fee waivers, if any	1.09%I	1.10%	1.13%	1.12%	1.11%	1.11%
Expenses net of all reductions	1.08%I	1.09%	1.12%	1.11%	1.11%	1.09%
Net investment income (loss)	1.46%I	1.30%	1.43%	2.08%	1.29%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$422,154	$264,557	$228,982	$156,320	$223,084	$273,476
Portfolio turnover rateJ	61%I	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.068 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$10.76	$10.09	$13.31	$14.24	$14.67
Income from Investment Operations
Net investment income (loss)A	.11	.17	.16	.25	.19	.20
Net realized and unrealized gain (loss)	.94	1.86	.77	(3.26)	(.92)	(.45)
Total from investment operations	1.05	2.03	.93	(3.01)	(.73)	(.25)
Distributions from net investment income	(.14)	(.12)	(.25)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.19)	(.19)	(.26)	(.21)B	(.20)	(.18)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.46	$12.60	$10.76	$10.09	$13.31	$14.24
Total ReturnD,E	8.43%	18.99%	9.63%	(22.93)%	(5.16)%	(1.71)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.96%	1.01%	1.09%	1.06%	1.04%
Expenses net of fee waivers, if any	.94%H	.95%	1.01%	1.08%	1.06%	1.04%
Expenses net of all reductions	.93%H	.94%	1.00%	1.08%	1.06%	1.03%
Net investment income (loss)	1.61%H	1.45%	1.55%	2.11%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$120,043	$113,655	$70,068	$24,841	$23,840	$31,613
Portfolio turnover rateI	61%H	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,327,115
Gross unrealized depreciation	(74,679,689)
Net unrealized appreciation (depreciation)	$(28,352,574)
Tax cost	$642,945,673

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(6,952,413)
No expiration
Long-term	(51,094,968)
Total capital loss carryforward	$(58,047,381)

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $310,879,576 and $171,088,831, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$39,158	$1,147
Class M	.25%	.25%	18,456	156
Class C	.75%	.25%	98,445	12,671
			$156,059	$13,974

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,335
Class M	935
Class C(a)	1,012
$12,282

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$40,346.26
Class M	11,570.31
Class C	22,090.22
Global Commodity Stock	598,930.30
Class I	92,114.15
	$765,050

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,620 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,883,750	1.95%	$1,921

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $770 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $125,488, including $12 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,352 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,750.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$200,164	$252,767
Class M	29,988	29,683
Class C	–	14,849
Global Commodity Stock	3,910,788	2,329,358
Class I	1,247,754	884,379
Total	$5,388,694	$3,511,036
From net realized gain
Class A	$109,392	$220,361
Class M	25,627	39,578
Class C	53,428	84,142
Global Commodity Stock	1,403,107	1,508,537
Class I	421,903	509,642
Total	$2,013,457	$2,362,260

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	623,347	651,469	$8,284,893	$7,552,817
Reinvestment of distributions	24,771	39,394	306,172	455,002
Shares redeemed	(373,735)	(1,549,520)	(4,907,588)	(18,059,878)
Net increase (decrease)	274,383	(858,657)	$3,683,477	$(10,052,059)
Class M
Shares sold	120,719	139,490	$1,588,532	$1,612,955
Reinvestment of distributions	4,488	5,865	55,468	67,801
Shares redeemed	(65,479)	(162,841)	(867,969)	(1,893,807)
Net increase (decrease)	59,728	(17,486)	$776,031	$(213,051)
Class C
Shares sold	791,082	316,655	$10,651,169	$3,641,065
Reinvestment of distributions	4,237	8,150	52,034	93,566
Shares redeemed	(147,326)	(361,056)	(1,924,632)	(4,124,666)
Net increase (decrease)	647,993	(36,251)	$8,778,571	$(390,035)
Global Commodity Stock
Shares sold	13,872,352	7,707,102	$180,441,775	$89,805,053
Reinvestment of distributions	414,534	315,142	5,123,639	3,643,039
Shares redeemed	(3,921,482)	(8,286,656)	(51,378,848)	(96,347,286)
Net increase (decrease)	10,365,404	(264,412)	$134,186,566	$(2,899,194)
Class I
Shares sold	1,609,952	4,738,302	$21,622,289	$54,914,110
Reinvestment of distributions	65,617	58,242	810,368	672,698
Shares redeemed	(1,779,948)	(2,283,691)	(23,059,979)	(26,192,412)
Net increase (decrease)	(104,379)	2,512,853	$(627,322)	$29,394,396

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio and VIP FundsManager 60% Portfolio were the owners of record of approximately 12% and 11%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.30%
Actual		$1,000.00	$1,082.40	$6.71
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.60%
Actual		$1,000.00	$1,081.50	$8.26
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.01%
Actual		$1,000.00	$1,079.20	$10.36
Hypothetical-C		$1,000.00	$1,014.83	$10.04
Global Commodity Stock	1.09%
Actual		$1,000.00	$1,084.50	$5.63
Hypothetical-C		$1,000.00	$1,019.39	$5.46
Class I	.94%
Actual		$1,000.00	$1,084.30	$4.86
Hypothetical-C		$1,000.00	$1,020.13	$4.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AGCS-SANN-0618
1.879399.109

Fidelity® Global Commodity Stock Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Nutrien Ltd.	4.9
BHP Billiton PLC	4.7
Royal Dutch Shell PLC Class A (United Kingdom)	4.5
Chevron Corp.	3.9
Rio Tinto PLC	3.3
Glencore Xstrata PLC	2.6
BP PLC	2.4
UPM-Kymmene Corp.	2.3
FMC Corp.	2.2
Exxon Mobil Corp.	2.2
33.0

Top Sectors (% of fund's net assets)

As of April 30, 2018
Energy	32.0%
Metals	31.8%
Agriculture	25.1%
Other	9.6%
Short-Term Investments and Net Other Assets	1.5%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Chemicals - 17.1%
Commodity Chemicals - 1.4%
LG Chemical Ltd.	7,230	$2,430,422
LyondellBasell Industries NV Class A	31,900	3,372,787
Olin Corp.	30,300	914,757
Tronox Ltd. Class A	14,265	245,073
Westlake Chemical Corp.	14,600	1,561,762
		8,524,801
Diversified Chemicals - 1.7%
BASF AG	11,400	1,186,096
DowDuPont, Inc.	92,758	5,866,016
The Chemours Co. LLC	66,000	3,195,060
		10,247,172
Fertilizers & Agricultural Chemicals - 13.1%
CF Industries Holdings, Inc.	284,860	11,052,568
FMC Corp.	169,300	13,498,289
K&S AG	181,700	5,356,065
Nutrien Ltd.	655,483	29,839,933
OCI NV (a)(b)	61,600	1,466,191
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	5,600	307,384
The Mosaic Co.	359,261	9,682,084
UPL Ltd.	240,689	2,635,195
Yara International ASA	140,500	5,937,138
		79,774,847
Industrial Gases - 0.2%
Air Liquide SA	7,200	935,830
Linde AG	2,900	644,550
		1,580,380
Specialty Chemicals - 0.7%
Platform Specialty Products Corp. (a)	286,900	2,889,083
Umicore SA	23,000	1,284,862
		4,173,945

TOTAL CHEMICALS		104,301,145

Commercial Services & Supplies - 0.1%
Environmental & Facility Services - 0.1%
Clean TeQ Holdings Ltd. (a)(b)	674,700	463,811
Construction Materials - 0.3%
Construction Materials - 0.3%
Buzzi Unicem SpA	24,700	625,189
Dalmia Bharat Ltd.	20,700	947,684
Shree Cement Ltd.	2,300	585,029
		2,157,902
Containers & Packaging - 0.6%
Paper Packaging - 0.6%
Amcor Ltd.	53,700	553,377
Packaging Corp. of America	13,500	1,561,815
WestRock Co.	27,559	1,630,390
		3,745,582
Electric Utilities - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	40,700	1,614,976
Vistra Energy Corp. (a)	54,700	1,249,895
		2,864,871
Electronic Equipment & Components - 0.1%
Electronic Manufacturing Services - 0.1%
Philips Lighting NV (c)	16,000	487,677
Energy Equipment & Services - 0.3%
Oil & Gas Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	200	7,222
John Wood Group PLC	214,500	1,679,088
		1,686,310
Food Products - 5.4%
Agricultural Products - 5.2%
Archer Daniels Midland Co.	131,900	5,985,622
Bunge Ltd.	149,500	10,798,385
Darling International, Inc. (a)	216,800	3,715,952
First Resources Ltd.	2,215,700	2,817,408
Ingredion, Inc.	54,300	6,575,187
Wilmar International Ltd.	667,800	1,633,725
		31,526,279
Packaged Foods & Meats - 0.2%
Adecoagro SA (a)	169,500	1,308,540

TOTAL FOOD PRODUCTS		32,834,819

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	259,000	1,117,036
Independent Power and Renewable Electricity Producers - 0.7%
Independent Power Producers & Energy Traders - 0.7%
China Resources Power Holdings Co. Ltd.	644,000	1,235,265
NRG Energy, Inc.	59,800	1,853,800
The AES Corp.	105,900	1,296,216
		4,385,281
Machinery - 1.3%
Agricultural & Farm Machinery - 0.6%
Deere & Co.	26,700	3,613,311
Jain Irrigation Systems Ltd.	147,859	257,971
		3,871,282
Construction Machinery & Heavy Trucks - 0.3%
Allison Transmission Holdings, Inc.	36,000	1,403,640
Komatsu Ltd.	9,100	310,207
		1,713,847
Industrial Machinery - 0.4%
Andritz AG	20,500	1,103,118
The Weir Group PLC	39,100	1,149,787
		2,252,905

TOTAL MACHINERY		7,838,034

Metals & Mining - 31.6%
Aluminum - 0.4%
Aluminum Corp. of China Ltd. (H Shares) (a)	520,000	293,689
Hindalco Industries Ltd.	160,000	562,926
Norsk Hydro ASA	203,900	1,273,550
		2,130,165
Copper - 2.0%
First Quantum Minerals Ltd.	301,624	4,345,998
Freeport-McMoRan, Inc.	496,700	7,554,807
Lundin Mining Corp.	45,400	300,557
		12,201,362
Diversified Metals & Mining - 14.2%
Anglo American PLC (United Kingdom)	302,851	7,127,086
Arizona Mining, Inc. (a)	658,178	2,076,110
BHP Billiton PLC	1,352,193	28,832,040
Boliden AB	55,200	1,921,392
Glencore Xstrata PLC	3,259,673	15,737,985
Grupo Mexico SA de CV Series B	182,620	607,072
Ivanhoe Mines Ltd. (a)	847,900	1,750,018
Korea Zinc Co. Ltd.	3,450	1,396,526
MMC Norilsk Nickel PJSC sponsored ADR	60,800	1,045,456
Rio Tinto PLC	365,787	19,937,566
South32 Ltd.	237,594	659,328
Sumitomo Metal Mining Co. Ltd.	6,900	296,526
Teck Resources Ltd. Class B (sub. vtg.)	136,500	3,426,454
Turquoise Hill Resources Ltd. (a)	436,100	1,290,689
Vedanta Ltd.	60,000	267,571
Vedanta Resources PLC	29,400	294,739
		86,666,558
Gold - 6.7%
Agnico Eagle Mines Ltd. (Canada)	76,100	3,202,370
Alamos Gold, Inc.	58,900	318,366
AngloGold Ashanti Ltd. sponsored ADR	96,200	863,876
B2Gold Corp. (a)	928,680	2,668,974
Barrick Gold Corp.	337,800	4,546,270
Continental Gold, Inc. (a)	613,200	1,657,233
Detour Gold Corp. (a)	167,600	1,211,362
Endeavour Mining Corp. (a)	37,200	634,800
Franco-Nevada Corp.	29,900	2,120,794
Gold Standard Ventures Corp. (a)	855,500	1,332,606
Goldcorp, Inc.	190,610	2,529,689
Guyana Goldfields, Inc. (a)	393,900	1,527,802
IAMGOLD Corp. (a)	113,900	622,749
Kinross Gold Corp. (a)	312,300	1,208,872
Kirkland Lake Gold Ltd.	10,000	174,462
Newcrest Mining Ltd.	70,215	1,112,905
Newmont Mining Corp.	118,400	4,651,936
Premier Gold Mines Ltd. (a)	1,124,200	2,381,576
Randgold Resources Ltd. sponsored ADR	33,600	2,724,960
Seabridge Gold, Inc. (a)	56,449	589,892
SEMAFO, Inc. (a)	461,100	1,429,322
Sibanye-Stillwater ADR (b)	278,957	984,718
Solgold PLC (a)(b)	990,000	355,726
Torex Gold Resources, Inc. (a)	198,170	2,037,341
		40,888,601
Precious Metals & Minerals - 0.5%
Alrosa Co. Ltd.	812,900	1,156,758
Dalradian Resources, Inc. (a)	37,400	29,711
Fresnillo PLC	17,400	305,421
Impala Platinum Holdings Ltd. (a)	122,400	218,006
Industrias Penoles SA de CV	27,865	584,862
Osisko Mining, Inc. (a)	463,500	960,248
		3,255,006
Silver - 0.6%
MAG Silver Corp. (a)	86,200	958,039
Wheaton Precious Metals Corp.	140,500	2,916,255
		3,874,294
Steel - 7.2%
ArcelorMittal SA Class A unit (a)	162,102	5,485,532
BlueScope Steel Ltd.	96,700	1,188,390
China Steel Corp.	1,344,000	1,061,633
Fortescue Metals Group Ltd.	330,863	1,122,574
Hyundai Steel Co.	37,939	2,146,839
JFE Holdings, Inc.	163,000	3,361,540
Nippon Steel & Sumitomo Metal Corp.	137,800	3,006,339
Nucor Corp.	79,592	4,904,459
POSCO	21,014	7,221,163
Steel Dynamics, Inc.	62,400	2,796,144
Thyssenkrupp AG	151,700	3,956,967
Vale SA sponsored ADR	441,041	6,104,007
Voestalpine AG	22,300	1,177,088
		43,532,675

TOTAL METALS & MINING		192,548,661

Multi-Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON AG	3,279	35,904
Oil, Gas & Consumable Fuels - 31.1%
Coal & Consumable Fuels - 0.1%
China Shenhua Energy Co. Ltd. (H Shares)	125,000	306,607
Integrated Oil & Gas - 19.7%
BP PLC	1,933,600	14,362,715
Cenovus Energy, Inc.	314,500	3,150,021
Chevron Corp.	191,900	24,008,609
China Petroleum & Chemical Corp. (H Shares)	2,239,000	2,180,471
Exxon Mobil Corp.	170,600	13,264,150
Lukoil PJSC sponsored ADR	52,200	3,486,960
Occidental Petroleum Corp.	58,800	4,542,888
Royal Dutch Shell PLC:
Class A (United Kingdom)	796,800	27,721,641
Class B (United Kingdom)	56,830	2,028,766
Statoil ASA	63,700	1,628,982
Suncor Energy, Inc.	273,732	10,467,885
Total SA	201,100	12,639,488
YPF SA Class D sponsored ADR	40,300	882,167
		120,364,743
Oil & Gas Exploration & Production - 9.9%
Anadarko Petroleum Corp.	99,300	6,684,876
Birchcliff Energy Ltd.	25,000	90,541
Cabot Oil & Gas Corp.	58,800	1,405,908
Canadian Natural Resources Ltd.	113,800	4,105,468
Centennial Resource Development, Inc. Class A (a)	11,300	209,050
Cimarex Energy Co.	9,700	975,723
CNOOC Ltd. sponsored ADR	23,000	3,887,230
ConocoPhillips Co.	149,900	9,818,450
Continental Resources, Inc. (a)	692	45,714
Devon Energy Corp.	161,100	5,852,763
Diamondback Energy, Inc. (a)	7,500	963,375
Encana Corp.	77,400	963,921
EOG Resources, Inc.	58,200	6,877,494
EQT Corp.	50,601	2,539,664
Extraction Oil & Gas, Inc. (a)	45,000	635,400
Marathon Oil Corp.	68,300	1,246,475
Newfield Exploration Co. (a)	24,300	724,140
Noble Energy, Inc.	145,800	4,932,414
NOVATEK OAO GDR (Reg. S)	13,500	1,714,500
Pioneer Natural Resources Co.	17,910	3,609,761
PrairieSky Royalty Ltd.	124,398	2,758,371
Range Resources Corp.	42,000	581,700
Whiting Petroleum Corp. (a)	2,000	81,640
		60,704,578
Oil & Gas Refining & Marketing - 0.8%
Reliance Industries Ltd.	197,141	2,846,401
Tupras Turkiye Petrol Rafinerileri A/S	47,000	1,197,533
Valero Energy Corp.	5,800	643,394
		4,687,328
Oil & Gas Storage & Transport - 0.6%
Boardwalk Pipeline Partners, LP	135,500	1,540,635
Cheniere Energy, Inc. (a)	5,400	314,064
Petronet LNG Ltd.	583,132	1,985,387
		3,840,086

TOTAL OIL, GAS & CONSUMABLE FUELS		189,903,342

Paper & Forest Products - 6.8%
Forest Products - 0.1%
Quintis Ltd. (a)(d)	413,280	3
Svenska Cellulosa AB (SCA) (B Shares)	200	2,223
West Fraser Timber Co. Ltd.	4,500	304,813
Western Forest Products, Inc.	25,000	53,935
		360,974
Paper Products - 6.7%
Fibria Celulose SA	164,700	3,235,044
Mondi PLC	431,200	12,027,005
Nine Dragons Paper (Holdings) Ltd.	1,014,000	1,512,340
Sappi Ltd.	485,006	3,095,150
Stora Enso Oyj (R Shares)	239,500	4,753,334
Suzano Papel e Celulose SA	234,800	2,752,023
UPM-Kymmene Corp.	385,100	13,802,588
		41,177,484

TOTAL PAPER & FOREST PRODUCTS		41,538,458

Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Bayer AG	23,100	2,760,903
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Brenntag AG	25,800	1,480,537
Univar, Inc. (a)	74,000	2,039,440
		3,519,977
TOTAL COMMON STOCKS
(Cost $614,443,431)		592,189,713

Nonconvertible Preferred Stocks - 1.4%
Metals & Mining - 0.2%
Steel - 0.2%
Gerdau SA	52,000	247,145
Gerdau SA sponsored ADR	201,600	941,472
		1,188,617
Oil, Gas & Consumable Fuels - 1.2%
Integrated Oil & Gas - 1.2%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)(b)	588,300	7,736,145
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,678,135)		8,924,762

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.74% (e)	10,651,369	10,653,499
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	2,824,843	2,825,125
TOTAL MONEY MARKET FUNDS
(Cost $13,478,865)		13,478,624
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $634,600,431)		614,593,099
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,491,593)
NET ASSETS - 100%		$610,101,506

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $487,677 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,314
Fidelity Securities Lending Cash Central Fund	125,488
Total	$169,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$592,189,713	$440,654,980	$151,534,730	$3
Nonconvertible Preferred Stocks	8,924,762	8,924,762	--	--
Money Market Funds	13,478,624	13,478,624	--	--
Total Investments in Securities:	$614,593,099	$463,058,366	$151,534,730	$3

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$15,687,236
Level 2 to Level 1	$4,689,349

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	33.0%
United Kingdom	19.0%
Canada	16.3%
Brazil	3.3%
Finland	3.1%
Bailiwick of Jersey	3.0%
Germany	2.5%
France	2.2%
Korea (South)	2.2%
Bermuda	2.0%
India	1.7%
Norway	1.5%
Russia	1.3%
Japan	1.2%
Luxembourg	1.1%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,670,453) — See accompanying schedule: Unaffiliated issuers (cost $621,121,566)	$601,114,475
Fidelity Central Funds (cost $13,478,865)	13,478,624
Total Investment in Securities (cost $634,600,431)		$614,593,099
Foreign currency held at value (cost $85,972)		85,972
Receivable for investments sold		797,756
Receivable for fund shares sold		1,557,355
Dividends receivable		1,152,243
Distributions receivable from Fidelity Central Funds		40,358
Prepaid expenses		201
Other receivables		26,173
Total assets		618,253,157
Liabilities
Payable for investments purchased	$1,636,041
Payable for fund shares redeemed	3,114,276
Accrued management fee	346,518
Distribution and service plan fees payable	30,008
Other affiliated payables	156,157
Other payables and accrued expenses	44,196
Collateral on securities loaned	2,824,455
Total liabilities		8,151,651
Net Assets		$610,101,506
Net Assets consist of:
Paid in capital		$678,256,880
Undistributed net investment income		3,191,396
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(51,318,391)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,028,379)
Net Assets		$610,101,506
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,740,711 ÷ 2,656,989 shares)		$13.45
Maximum offering price per share (100/94.25 of $13.45)		$14.27
Class M:
Net Asset Value and redemption price per share ($8,175,227 ÷ 608,387 shares)		$13.44
Maximum offering price per share (100/96.50 of $13.44)		$13.93
Class C:
Net Asset Value and offering price per share ($23,988,249 ÷ 1,800,794 shares)(a)		$13.32
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($422,154,468 ÷ 31,371,567 shares)		$13.46
Class I:
Net Asset Value, offering price and redemption price per share ($120,042,851 ÷ 8,918,312 shares)		$13.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$7,652,159
Income from Fidelity Central Funds		169,802
Income before foreign taxes withheld		7,821,961
Less foreign taxes withheld		(434,438)
Total income		7,387,523
Expenses
Management fee	$2,009,264
Transfer agent fees	765,050
Distribution and service plan fees	156,059
Accounting and security lending fees	147,728
Custodian fees and expenses	28,208
Independent trustees' fees and expenses	1,075
Registration fees	79,931
Audit	26,799
Legal	2,022
Interest	1,921
Miscellaneous	1,518
Total expenses before reductions	3,219,575
Expense reductions	(34,102)	3,185,473
Net investment income (loss)		4,202,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,898,092
Fidelity Central Funds	1,719
Foreign currency transactions	57,347
Total net realized gain (loss)		14,957,158
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	22,249,935
Fidelity Central Funds	203
Assets and liabilities in foreign currencies	717
Total change in net unrealized appreciation (depreciation)		22,250,855
Net gain (loss)		37,208,013
Net increase (decrease) in net assets resulting from operations		$41,410,063

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,202,050	$5,241,419
Net realized gain (loss)	14,957,158	30,354,449
Change in net unrealized appreciation (depreciation)	22,250,855	31,191,808
Net increase (decrease) in net assets resulting from operations	41,410,063	66,787,676
Distributions to shareholders from net investment income	(5,388,694)	(3,511,036)
Distributions to shareholders from net realized gain	(2,013,457)	(2,362,260)
Total distributions	(7,402,151)	(5,873,296)
Share transactions - net increase (decrease)	146,797,323	15,840,057
Redemption fees	181	12,604
Total increase (decrease) in net assets	180,805,416	76,767,041
Net Assets
Beginning of period	429,296,090	352,529,049
End of period	$610,101,506	$429,296,090
Other Information
Undistributed net investment income end of period	$3,191,396	$4,378,040

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.56	$10.73	$10.05	$13.25	$14.17	$14.59
Income from Investment Operations
Net investment income (loss)A	.08	.12	.11	.22	.15	.16
Net realized and unrealized gain (loss)	.94	1.86	.79	(3.25)	(.91)	(.45)
Total from investment operations	1.02	1.98	.90	(3.03)	(.76)	(.29)
Distributions from net investment income	(.09)	(.08)	(.21)	(.14)	(.15)	(.13)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.13)B	(.15)	(.22)	(.17)	(.16)	(.13)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.45	$12.56	$10.73	$10.05	$13.25	$14.17
Total ReturnD,E,F	8.24%	18.53%	9.29%	(23.16)%	(5.41)%	(2.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.30%I	1.33%	1.38%	1.34%	1.35%	1.36%
Expenses net of fee waivers, if any	1.30%I	1.33%	1.38%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.29%I	1.32%	1.37%	1.34%	1.35%	1.34%
Net investment income (loss)	1.25%I	1.07%	1.18%	1.85%	1.05%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$35,741	$29,920	$34,791	$31,391	$51,586	$71,293
Portfolio turnover rateJ	61%I	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.72	$10.02	$13.21	$14.13	$14.54
Income from Investment Operations
Net investment income (loss)A	.06	.09	.09	.19	.11	.12
Net realized and unrealized gain (loss)	.95	1.84	.79	(3.25)	(.90)	(.45)
Total from investment operations	1.01	1.93	.88	(3.06)	(.79)	(.33)
Distributions from net investment income	(.06)	(.05)	(.17)	(.10)	(.11)	(.08)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.10)B	(.12)	(.18)	(.13)	(.13)C	(.08)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$13.44	$12.53	$10.72	$10.02	$13.21	$14.13
Total ReturnE,F,G	8.15%	18.09%	9.08%	(23.40)%	(5.65)%	(2.26)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.60%J	1.62%	1.65%	1.63%	1.62%	1.62%
Expenses net of fee waivers, if any	1.60%J	1.62%	1.65%	1.63%	1.62%	1.61%
Expenses net of all reductions	1.59%J	1.61%	1.64%	1.62%	1.62%	1.60%
Net investment income (loss)	.95%J	.78%	.90%	1.57%	.78%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$8,175	$6,876	$6,068	$6,335	$9,867	$12,551
Portfolio turnover rateK	61%J	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.10 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.047 per share.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$10.61	$9.92	$13.06	$13.96	$14.37
Income from Investment Operations
Net investment income (loss)A	.03	.04	.04	.13	.04	.05
Net realized and unrealized gain (loss)	.95	1.82	.78	(3.22)	(.89)	(.44)
Total from investment operations	.98	1.86	.82	(3.09)	(.85)	(.39)
Distributions from net investment income	–	(.01)	(.12)	(.03)	(.03)	(.02)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.05)	(.08)	(.13)	(.05)B	(.05)C	(.02)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$13.32	$12.39	$10.61	$9.92	$13.06	$13.96
Total ReturnE,F,G	7.92%	17.59%	8.46%	(23.74)%	(6.13)%	(2.75)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.01%J	2.07%	2.13%	2.12%	2.11%	2.11%
Expenses net of fee waivers, if any	2.01%J	2.07%	2.13%	2.12%	2.11%	2.11%
Expenses net of all reductions	2.00%J	2.06%	2.12%	2.11%	2.11%	2.10%
Net investment income (loss)	.54%J	.33%	.43%	1.08%	.29%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$23,988	$14,289	$12,620	$11,274	$17,659	$23,830
Portfolio turnover rateK	61%J	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$10.77	$10.09	$13.31	$14.24	$14.66
Income from Investment Operations
Net investment income (loss)A	.10	.15	.14	.25	.19	.19
Net realized and unrealized gain (loss)	.95	1.84	.79	(3.27)	(.92)	(.45)
Total from investment operations	1.05	1.99	.93	(3.02)	(.73)	(.26)
Distributions from net investment income	(.13)	(.11)	(.24)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.18)	(.17)B	(.25)	(.20)C	(.20)	(.16)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$13.46	$12.59	$10.77	$10.09	$13.31	$14.24
Total ReturnE,F	8.45%	18.65%	9.62%	(22.97)%	(5.16)%	(1.75)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.10%	1.13%	1.12%	1.11%	1.11%
Expenses net of fee waivers, if any	1.09%I	1.10%	1.13%	1.12%	1.11%	1.11%
Expenses net of all reductions	1.08%I	1.09%	1.12%	1.11%	1.11%	1.09%
Net investment income (loss)	1.46%I	1.30%	1.43%	2.08%	1.29%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$422,154	$264,557	$228,982	$156,320	$223,084	$273,476
Portfolio turnover rateJ	61%I	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.068 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$10.76	$10.09	$13.31	$14.24	$14.67
Income from Investment Operations
Net investment income (loss)A	.11	.17	.16	.25	.19	.20
Net realized and unrealized gain (loss)	.94	1.86	.77	(3.26)	(.92)	(.45)
Total from investment operations	1.05	2.03	.93	(3.01)	(.73)	(.25)
Distributions from net investment income	(.14)	(.12)	(.25)	(.19)	(.19)	(.18)
Distributions from net realized gain	(.05)	(.07)	(.01)	(.03)	(.01)	–
Total distributions	(.19)	(.19)	(.26)	(.21)B	(.20)	(.18)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$13.46	$12.60	$10.76	$10.09	$13.31	$14.24
Total ReturnD,E	8.43%	18.99%	9.63%	(22.93)%	(5.16)%	(1.71)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.96%	1.01%	1.09%	1.06%	1.04%
Expenses net of fee waivers, if any	.94%H	.95%	1.01%	1.08%	1.06%	1.04%
Expenses net of all reductions	.93%H	.94%	1.00%	1.08%	1.06%	1.03%
Net investment income (loss)	1.61%H	1.45%	1.55%	2.11%	1.34%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$120,043	$113,655	$70,068	$24,841	$23,840	$31,613
Portfolio turnover rateI	61%H	81%	85%	77%	75%	65%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,327,115
Gross unrealized depreciation	(74,679,689)
Net unrealized appreciation (depreciation)	$(28,352,574)
Tax cost	$642,945,673

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(6,952,413)
No expiration
Long-term	(51,094,968)
Total capital loss carryforward	$(58,047,381)

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $310,879,576 and $171,088,831, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$39,158	$1,147
Class M	.25%	.25%	18,456	156
Class C	.75%	.25%	98,445	12,671
			$156,059	$13,974

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,335
Class M	935
Class C(a)	1,012
$12,282

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$40,346.26
Class M	11,570.31
Class C	22,090.22
Global Commodity Stock	598,930.30
Class I	92,114.15
	$765,050

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,620 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,883,750	1.95%	$1,921

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $770 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $125,488, including $12 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,352 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,750.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$200,164	$252,767
Class M	29,988	29,683
Class C	–	14,849
Global Commodity Stock	3,910,788	2,329,358
Class I	1,247,754	884,379
Total	$5,388,694	$3,511,036
From net realized gain
Class A	$109,392	$220,361
Class M	25,627	39,578
Class C	53,428	84,142
Global Commodity Stock	1,403,107	1,508,537
Class I	421,903	509,642
Total	$2,013,457	$2,362,260

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	623,347	651,469	$8,284,893	$7,552,817
Reinvestment of distributions	24,771	39,394	306,172	455,002
Shares redeemed	(373,735)	(1,549,520)	(4,907,588)	(18,059,878)
Net increase (decrease)	274,383	(858,657)	$3,683,477	$(10,052,059)
Class M
Shares sold	120,719	139,490	$1,588,532	$1,612,955
Reinvestment of distributions	4,488	5,865	55,468	67,801
Shares redeemed	(65,479)	(162,841)	(867,969)	(1,893,807)
Net increase (decrease)	59,728	(17,486)	$776,031	$(213,051)
Class C
Shares sold	791,082	316,655	$10,651,169	$3,641,065
Reinvestment of distributions	4,237	8,150	52,034	93,566
Shares redeemed	(147,326)	(361,056)	(1,924,632)	(4,124,666)
Net increase (decrease)	647,993	(36,251)	$8,778,571	$(390,035)
Global Commodity Stock
Shares sold	13,872,352	7,707,102	$180,441,775	$89,805,053
Reinvestment of distributions	414,534	315,142	5,123,639	3,643,039
Shares redeemed	(3,921,482)	(8,286,656)	(51,378,848)	(96,347,286)
Net increase (decrease)	10,365,404	(264,412)	$134,186,566	$(2,899,194)
Class I
Shares sold	1,609,952	4,738,302	$21,622,289	$54,914,110
Reinvestment of distributions	65,617	58,242	810,368	672,698
Shares redeemed	(1,779,948)	(2,283,691)	(23,059,979)	(26,192,412)
Net increase (decrease)	(104,379)	2,512,853	$(627,322)	$29,394,396

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio and VIP FundsManager 60% Portfolio were the owners of record of approximately 12% and 11%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.30%
Actual		$1,000.00	$1,082.40	$6.71
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.60%
Actual		$1,000.00	$1,081.50	$8.26
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.01%
Actual		$1,000.00	$1,079.20	$10.36
Hypothetical-C		$1,000.00	$1,014.83	$10.04
Global Commodity Stock	1.09%
Actual		$1,000.00	$1,084.50	$5.63
Hypothetical-C		$1,000.00	$1,019.39	$5.46
Class I	.94%
Actual		$1,000.00	$1,084.30	$4.86
Hypothetical-C		$1,000.00	$1,020.13	$4.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

GCS-SANN-0618
1.879383.109

Fidelity Advisor® Total Emerging Markets Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Total Emerging Markets Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2
Naspers Ltd. Class N (South Africa, Media)	2.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.0
14.1

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	18.5
Information Technology	16.7
Consumer Discretionary	11.2
Energy	8.3
Materials	6.3

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	13.9
Korea (South)	8.5
Brazil	6.9
South Africa	6.7
India	6.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks and Equity Futures	74.7%
Bonds	22.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.1%
		Shares	Value
Argentina - 0.6%
Central Puerto SA sponsored ADR (a)		56,760	$878,077
Grupo Superveille SA sponsored ADR		57,900	1,617,726
Telecom Argentina SA Class B sponsored ADR		31,734	953,289
YPF SA Class D sponsored ADR		80,740	1,767,399

TOTAL ARGENTINA			5,216,491

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)		659,236	321,951
Bermuda - 0.8%
AGTech Holdings Ltd. (a)		2,284,000	248,833
China Resource Gas Group Ltd.		432,000	1,588,726
Credicorp Ltd. (United States)		11,900	2,766,631
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	32,781
Shangri-La Asia Ltd.		1,142,000	2,222,464

TOTAL BERMUDA			6,859,435

Brazil - 3.0%
Azul SA sponsored ADR		57,700	1,788,700
B2W Companhia Global do Varejo (a)		614,117	5,066,220
Banco do Brasil SA		327,700	3,433,030
BTG Pactual Participations Ltd. unit		231,100	1,476,370
Companhia de Saneamento de Minas Gerais		126,636	1,821,893
Cosan SA Industria e Comercio		32,455	368,537
Direcional Engenharia SA (a)		556,800	967,947
Localiza Rent A Car SA		208,085	1,656,626
Petrobras Distribuidora SA		218,300	1,430,740
Vale SA sponsored ADR		622,768	8,619,109

TOTAL BRAZIL			26,629,172

British Virgin Islands - 0.6%
Despegar.com Corp.		30,400	892,544
Mail.Ru Group Ltd. GDR (Reg. S) (a)		126,700	4,003,720

TOTAL BRITISH VIRGIN ISLANDS			4,896,264

Canada - 0.2%
Pan American Silver Corp.		120,300	1,939,236
Cayman Islands - 13.9%
58.com, Inc. ADR (a)		60,950	5,326,421
Alibaba Group Holding Ltd. sponsored ADR (a)		151,300	27,013,102
Bilibili, Inc. ADR (a)		21,479	234,551
BizLink Holding, Inc.		56,587	417,121
China Biologic Products Holdings, Inc.		11,300	981,631
China Literature Ltd. (a)(b)		1,326,639	10,686,216
China Resources Land Ltd.		684,800	2,571,923
ENN Energy Holdings Ltd.		114,500	1,070,750
Haitian International Holdings Ltd.		547,000	1,455,732
JD.com, Inc. sponsored ADR (a)		435,100	15,885,501
Kingsoft Corp. Ltd.		834,000	2,476,459
Momo, Inc. ADR (a)		65,100	2,271,990
NetEase, Inc. ADR		18,800	4,832,916
Ping An Healthcare and Technology Co. Ltd. (a)		27,500	192,008
Secoo Holding Ltd. ADR		16,200	168,156
Shimao Property Holdings Ltd.		732,700	1,938,040
Tencent Holdings Ltd.		845,550	41,569,700
Uni-President China Holdings Ltd.		3,608,600	3,411,327
Vipshop Holdings Ltd. ADR (a)		23,600	365,328
Yirendai Ltd. sponsored ADR (c)		28,200	994,614

TOTAL CAYMAN ISLANDS			123,863,486

Chile - 0.7%
Compania Cervecerias Unidas SA sponsored ADR		96,800	2,673,616
Enersis SA		4,110,392	938,201
Inversiones La Construccion SA		50,571	1,001,757
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		12,900	708,081
Vina Concha y Toro SA		567,835	1,296,089

TOTAL CHILE			6,617,744

China - 6.5%
Anhui Conch Cement Co. Ltd. (H Shares)		187,000	1,167,157
BBMG Corp. (H Shares)		3,136,000	1,430,356
China International Travel Service Corp. Ltd. (A Shares)		241,700	1,975,951
China Life Insurance Co. Ltd. (H Shares)		2,278,834	6,462,682
China Longyuan Power Grid Corp. Ltd. (H Shares)		3,768,960	3,701,949
China Oilfield Services Ltd. (H Shares)		1,676,000	1,672,138
China Pacific Insurance (Group) Co. Ltd. (H Shares)		933,706	4,120,144
China Petroleum & Chemical Corp. (H Shares)		4,714,000	4,590,773
China Telecom Corp. Ltd. (H Shares)		6,741,949	3,268,038
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		146,500	887,333
Industrial & Commercial Bank of China Ltd. (H Shares)		20,317,160	17,836,061
PICC Property & Casualty Co. Ltd. (H Shares)		898,580	1,608,610
Qingdao Haier Co. Ltd.		652,151	1,761,640
Shanghai International Airport Co. Ltd. (A Shares)		282,082	2,215,513
Shenzhen Inovance Technology Co. Ltd. Class A		149,700	774,673
Tsingtao Brewery Co. Ltd. (H Shares)		516,000	2,671,536
Zhengzhou Yutong Bus Co. Ltd.		398,890	1,288,674

TOTAL CHINA			57,433,228

Cyprus - 0.0%
Etalon Group PLC GDR (Reg. S)		44,588	127,076
Egypt - 0.0%
Six of October Development & Investment Co. (a)		149,100	225,571
Greece - 0.4%
Titan Cement Co. SA (Reg.)		132,700	3,501,430
Hong Kong - 3.7%
China Overseas Land and Investment Ltd.		1,263,800	4,234,528
China Resources Beer Holdings Co. Ltd.		1,302,666	5,610,489
China Resources Power Holdings Co. Ltd.		651,709	1,250,052
China Unicom Ltd.		1,212,900	1,715,100
China Unicom Ltd. sponsored ADR (a)		217,620	3,053,209
CNOOC Ltd.		3,141,000	5,313,673
CSPC Pharmaceutical Group Ltd.		1,736,000	4,421,694
Far East Horizon Ltd.		4,862,980	4,825,475
Techtronic Industries Co. Ltd.		265,000	1,552,421
Yuexiu Property Co. Ltd.		3,396,000	764,039

TOTAL HONG KONG			32,740,680

India - 6.5%
Adani Ports & Special Economic Zone Ltd.		364,712	2,230,975
Axis Bank Ltd.		386,394	2,995,503
Bharat Petroleum Corp. Ltd.		380,260	2,209,472
Bharti Airtel Ltd.		287,390	1,764,832
Bharti Infratel Ltd.		256,699	1,208,130
Federal Bank Ltd.		1,703,445	2,508,706
Future Retail Ltd.		82,201	742,736
ICICI Bank Ltd.		378,092	1,615,849
ICICI Bank Ltd. sponsored ADR		405,540	3,451,145
Indraprastha Gas Ltd.		321,583	1,386,948
InterGlobe Aviation Ltd. (b)		60,919	1,282,642
ITC Ltd.		637,313	2,693,288
JK Cement Ltd.		105,665	1,587,270
Larsen & Toubro Ltd.		133,138	2,798,784
LIC Housing Finance Ltd.		631,590	5,170,992
Lupin Ltd. (a)		243,314	2,963,566
Manappuram General Finance & Leasing Ltd.		867,769	1,587,795
Petronet LNG Ltd.		374,159	1,273,898
Phoenix Mills Ltd. (a)		232,863	2,183,827
Power Grid Corp. of India Ltd.		366,482	1,143,689
Reliance Industries Ltd.		515,804	7,447,384
SREI Infrastructure Finance Ltd.		116,223	148,878
State Bank of India		798,416	2,950,056
Sun Pharmaceutical Industries Ltd.		534,875	4,243,296
Tejas Networks Ltd. (b)		43,354	217,505

TOTAL INDIA			57,807,166

Indonesia - 1.7%
PT Astra International Tbk		4,917,300	2,516,807
PT Bank Mandiri (Persero) Tbk		4,668,200	2,364,698
PT Bank Rakyat Indonesia Tbk		16,273,000	3,752,041
PT Indocement Tunggal Prakarsa Tbk		699,500	885,225
PT Kalbe Farma Tbk		9,595,000	1,035,824
PT Link Net Tbk		576,000	224,358
PT Media Nusantara Citra Tbk		14,034,000	1,327,708
PT Perusahaan Gas Negara Tbk Series B		1,564,500	221,461
PT Semen Gresik (Persero) Tbk		2,533,900	1,750,127
PT Telekomunikasi Indonesia Tbk Series B		5,150,500	1,405,441

TOTAL INDONESIA			15,483,690

Israel - 0.1%
Bezeq The Israel Telecommunication Corp. Ltd.		924,855	1,167,199
Italy - 0.4%
Prada SpA		729,700	3,702,429
Japan - 0.5%
GMO Internet, Inc.		15,162	279,468
Panasonic Corp.		87,700	1,298,587
Renesas Electronics Corp. (a)		55,100	578,621
SoftBank Corp.		14,230	1,087,296
Sumco Corp.		46,100	1,139,427

TOTAL JAPAN			4,383,399

Korea (South) - 7.0%
AMOREPACIFIC Group, Inc.		30,584	4,083,864
BS Financial Group, Inc.		690,653	6,739,336
Coway Co. Ltd.		18,389	1,502,475
Daou Technology, Inc.		97,211	2,192,166
Hanon Systems		122,443	1,246,239
Hyundai Fire & Marine Insurance Co. Ltd.		58,730	2,097,647
Hyundai Mobis		23,645	5,475,603
Iljin Materials Co. Ltd.		24,542	766,562
InterPark INT Corp.		29,545	243,329
KB Financial Group, Inc.		121,485	6,883,650
KEPCO Plant Service & Engineering Co. Ltd.		19,627	929,186
Korea Electric Power Corp.		13,372	466,521
Korean Reinsurance Co.		89,944	991,049
KT Corp.		12,432	315,245
KT Corp. sponsored ADR		14,390	193,258
LG Chemical Ltd.		12,183	4,095,413
LG Corp.		26,031	1,971,300
NAVER Corp.		1,694	1,132,576
POSCO		11,279	3,875,869
Samsung Electronics Co. Ltd.		774	1,917,972
Samsung Life Insurance Co. Ltd.		18,851	2,059,497
Samsung SDI Co. Ltd.		24,651	4,223,880
Shinhan Financial Group Co. Ltd.		137,063	6,086,575
SK Hynix, Inc.		36,714	2,896,872

TOTAL KOREA (SOUTH)			62,386,084

Luxembourg - 0.4%
Samsonite International SA		743,100	3,351,897
Mauritius - 0.1%
MakeMyTrip Ltd. (a)		24,400	900,360
Mexico - 1.3%
America Movil S.A.B. de CV Series L sponsored ADR		55,600	1,028,044
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		134,200	1,395,958
Grupo Financiero Banorte S.A.B. de CV Series O		446,629	2,794,588
Macquarie Mexican (REIT) (b)		1,790,370	1,910,795
Promotora y Operadora de Infraestructura S.A.B. de CV		110,395	1,131,218
Wal-Mart de Mexico SA de CV Series V		1,297,400	3,605,267

TOTAL MEXICO			11,865,870

Netherlands - 0.8%
VEON Ltd. sponsored ADR		506,060	1,391,665
Yandex NV Series A (a)		183,287	6,114,454

TOTAL NETHERLANDS			7,506,119

Nigeria - 0.4%
Guaranty Trust Bank PLC		3,465,183	433,148
Guaranty Trust Bank PLC GDR (Reg. S)		124,480	778,000
Transnational Corp. of Nigeria PLC		41,804,033	197,408
Zenith Bank PLC		25,199,714	1,921,478

TOTAL NIGERIA			3,330,034

Pakistan - 0.2%
Habib Bank Ltd.		1,221,800	2,058,358
Panama - 0.2%
Copa Holdings SA Class A		14,649	1,716,423
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR		168,500	2,687,575
Philippines - 0.7%
International Container Terminal Services, Inc.		440,740	719,961
Metro Pacific Investments Corp.		4,170,000	410,758
Metropolitan Bank & Trust Co.		2,202,852	3,613,488
Robinsons Land Corp.		3,586,960	1,238,952

TOTAL PHILIPPINES			5,983,159

Russia - 3.2%
Lukoil PJSC sponsored ADR		83,200	5,557,760
MMC Norilsk Nickel PJSC sponsored ADR		264,700	4,551,517
Mobile TeleSystems OJSC		77,402	365,645
Mobile TeleSystems OJSC sponsored ADR		17,700	185,850
NOVATEK OAO GDR (Reg. S)		19,700	2,501,900
RusHydro PJSC		40,112,900	474,558
Sberbank of Russia		1,443,230	5,144,386
Sberbank of Russia sponsored ADR		472,584	7,041,502
Tatneft PAO		159,600	1,700,736
Unipro PJSC		22,668,700	999,298

TOTAL RUSSIA			28,523,152

Singapore - 0.2%
First Resources Ltd.		1,178,200	1,498,159
South Africa - 6.3%
Aspen Pharmacare Holdings Ltd.		137,306	2,960,546
Barclays Africa Group Ltd.		298,074	4,365,972
Bidvest Group Ltd.		131,156	2,569,236
FirstRand Ltd.		725,000	3,882,757
Imperial Holdings Ltd.		303,164	5,831,692
Life Healthcare Group Holdings Ltd.		924,000	2,178,130
Mr Price Group Ltd.		108,300	2,376,520
MTN Group Ltd.		253,820	2,547,516
Naspers Ltd. Class N		78,445	19,110,737
Nedbank Group Ltd.		92,080	2,195,925
Sasol Ltd.		102,100	3,649,806
Tiger Brands Ltd.		131,600	4,112,947

TOTAL SOUTH AFRICA			55,781,784

Taiwan - 4.2%
Advantech Co. Ltd.		67,897	465,287
Chroma ATE, Inc.		189,000	948,654
GlobalWafers Co. Ltd.		188,300	3,032,377
King's Town Bank		561,600	671,497
LandMark Optoelectronics Corp.		119,000	1,107,923
Largan Precision Co. Ltd.		29,403	3,413,754
MediaTek, Inc.		47,000	533,613
Nanya Technology Corp.		410,000	1,274,021
PChome Online, Inc.		70,032	323,828
Taiwan Semiconductor Manufacturing Co. Ltd.		2,088,000	15,876,838
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		97,142	3,735,110
Unified-President Enterprises Corp.		1,642,000	3,944,745
United Microelectronics Corp.		2,930,000	1,577,269

TOTAL TAIWAN			36,904,916

Thailand - 0.8%
PTT Global Chemical PCL (For. Reg.)		1,370,300	4,233,719
Siam Cement PCL (For. Reg.)		183,100	2,707,530

TOTAL THAILAND			6,941,249

Turkey - 1.0%
Bim Birlesik Magazalar A/S JSC		126,000	2,138,721
Tupras Turkiye Petrol Rafinerileri A/S		96,200	2,451,121
Turkcell Iletisim Hizmet A/S		608,300	2,090,512
Turkcell Iletisim Hizmet A/S sponsored ADR		22,300	192,895
Turkiye Garanti Bankasi A/S		1,036,000	2,348,923

TOTAL TURKEY			9,222,172

United Arab Emirates - 0.9%
DP World Ltd.		84,146	1,872,249
Emaar Properties PJSC		2,053,422	3,236,817
National Bank of Abu Dhabi PJSC		828,009	2,795,233

TOTAL UNITED ARAB EMIRATES			7,904,299

United Kingdom - 0.2%
Fresnillo PLC		76,100	1,335,778
United States of America - 0.3%
MercadoLibre, Inc.		8,301	2,819,103
TOTAL COMMON STOCKS
(Cost $539,412,497)			605,632,138

Nonconvertible Preferred Stocks - 5.2%
Brazil - 3.7%
Ambev SA sponsored ADR		746,600	4,942,492
Banco do Estado Rio Grande do Sul SA		278,720	1,598,391
Companhia Paranaense de Energia-Copel:
(PN-B)		4,815	36,822
(PN-B) sponsored ADR		266,052	2,040,619
Fibria Celulose SA sponsored ADR		182,000	3,559,920
Itau Unibanco Holding SA sponsored ADR		597,441	8,680,818
Metalurgica Gerdau SA (PN)		1,103,070	2,462,322
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)		593,606	7,805,919
Telefonica Brasil SA		159,843	2,242,146

TOTAL BRAZIL			33,369,449

Korea (South) - 1.5%
Hyundai Motor Co. Series 2		60,525	6,499,405
Samsung Electronics Co. Ltd.		2,469	4,873,806
Samsung Fire & Marine Insurance Co. Ltd.		10,998	1,884,477

TOTAL KOREA (SOUTH)			13,257,688

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $37,036,050)			46,627,137
		Principal Amount(d)	Value

Nonconvertible Bonds - 5.4%
Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,330,000	2,545,525
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		3,975,000	4,270,661

TOTAL AZERBAIJAN			6,816,186

Bahrain - 0.1%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		655,000	635,940
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,300,000	2,364,492
JSC BGEO Group 6% 7/26/23 (b)		850,000	855,270
JSC Georgian Railway 7.75% 7/11/22 (b)		2,000,000	2,144,936

TOTAL GEORGIA			5,364,698

Ireland - 0.4%
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (b)		1,400,000	1,449,280
6.8% 11/22/25 (b)		2,025,000	2,188,215

TOTAL IRELAND			3,637,495

Israel - 0.0%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		275,000	336,188
Mexico - 1.2%
Pemex Project Funding Master Trust:
6.625% 6/15/35		3,875,000	3,849,813
8.625% 2/1/22		300,000	338,010
Petroleos Mexicanos:
6.5% 3/13/27		1,505,000	1,558,593
6.5% 6/2/41		3,950,000	3,782,125
6.875% 8/4/26		1,200,000	1,285,200

TOTAL MEXICO			10,813,741

Mongolia - 0.1%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		850,000	905,264
Netherlands - 0.0%
Metinvest BV:
7.75% 4/23/23 (b)		200,000	194,440
8.5% 4/23/26 (b)		265,000	254,983

TOTAL NETHERLANDS			449,423

Oman - 0.1%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		1,000,000	934,436
South Africa - 0.4%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		500,000	498,570
6.75% 8/6/23 (b)		2,825,000	2,860,313

TOTAL SOUTH AFRICA			3,358,883

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		256,875	257,132
9.75% 8/14/19 (b)		750,000	789,375

TOTAL TRINIDAD & TOBAGO			1,046,507

Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		525,000	486,152
Turkey - 0.1%
Export Credit Bank of Turkey 5% 9/23/21 (b)		400,000	394,000
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		305,000	304,085

TOTAL TURKEY			698,085

United Arab Emirates - 0.4%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		2,170,000	2,042,673
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		340,000	359,652
DP World Ltd. 6.85% 7/2/37 (Reg. S)		500,000	594,048
Oztel Holdings SPC Ltd.:
5.625% 10/24/23 (b)		120,000	117,750
6.625% 4/24/28 (b)		180,000	174,938

TOTAL UNITED ARAB EMIRATES			3,289,061

United Kingdom - 0.5%
Biz Finance PLC 9.625% 4/27/22 (b)		3,950,000	4,088,250
Venezuela - 0.5%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		1,750,000	457,625
5.5% 4/12/37 (e)		1,000,000	265,000
6% 5/16/24 (b)(e)		3,600,000	909,000
6% 11/15/26 (Reg. S) (e)		2,450,000	614,705
8.5% 10/27/20 (Reg. S) (e)		3,000,000	2,598,000

TOTAL VENEZUELA			4,844,330

TOTAL NONCONVERTIBLE BONDS
(Cost $49,745,118)			47,704,639

Government Obligations - 16.9%
Argentina - 2.1%
Argentine Republic:
5.875% 1/11/28		1,730,000	1,584,680
6.875% 1/26/27		1,800,000	1,792,818
6.875% 1/11/48		2,615,000	2,323,428
7.125% 7/6/36		3,200,000	3,043,200
7.5% 4/22/26		7,385,000	7,739,480
7.82% 12/31/33	EUR	1,685,727	2,241,789

TOTAL ARGENTINA			18,725,395

Armenia - 0.2%
Republic of Armenia 7.15% 3/26/25 (b)		1,820,000	1,953,315
Belarus - 0.1%
Belarus Republic 7.625% 6/29/27 (b)		515,000	553,831
Brazil - 0.2%
Brazilian Federative Republic:
8.25% 1/20/34		1,350,000	1,672,664
12.25% 3/6/30		100,000	160,250

TOTAL BRAZIL			1,832,914

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		2,050,000	2,352,703
Dominican Republic - 0.1%
Dominican Republic 5.95% 1/25/27 (b)		400,000	409,000
Ecuador - 0.5%
Ecuador Republic:
7.95% 6/20/24 (b)		520,000	488,800
8.75% 6/2/23 (b)		1,700,000	1,666,000
8.875% 10/23/27 (b)		710,000	669,175
9.625% 6/2/27 (b)		200,000	196,000
9.65% 12/13/26 (b)		850,000	837,250
10.75% 3/28/22 (b)		450,000	474,750

TOTAL ECUADOR			4,331,975

Egypt - 1.2%
Arab Republic of Egypt:
, yield at date of purchase 18.0995% 10/16/18	EGP	12,000,000	630,114
4.75% 4/16/26 (b)	EUR	105,000	126,411
5.577% 2/21/23 (b)		945,000	948,308
5.625% 4/16/30 (b)	EUR	105,000	125,276
6.125% 1/31/22 (b)		1,200,000	1,231,440
7.5% 1/31/27 (b)		1,950,000	2,057,835
7.903% 2/21/48 (b)		2,025,000	2,052,301
8.5% 1/31/47 (b)		3,000,000	3,214,068

TOTAL EGYPT			10,385,753

El Salvador - 1.1%
El Salvador Republic:
6.375% 1/18/27 (b)		1,250,000	1,234,375
7.375% 12/1/19		1,375,000	1,418,491
7.625% 2/1/41 (b)		2,050,000	2,132,390
7.65% 6/15/35 (Reg. S)		1,800,000	1,872,000
8.625% 2/28/29 (b)		2,960,000	3,381,800

TOTAL EL SALVADOR			10,039,056

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		1,740,000	1,758,479
Gabon - 0.1%
Gabonese Republic:
6.375% 12/12/24 (b)		850,000	828,403
6.95% 6/16/25 (b)		300,000	298,985

TOTAL GABON			1,127,388

Ghana - 0.7%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		2,350,000	2,549,045
8.125% 1/18/26 (b)		1,200,000	1,282,594
9.25% 9/15/22 (b)		1,350,000	1,535,625
10.75% 10/14/30 (b)		600,000	775,620

TOTAL GHANA			6,142,884

Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27		750,000	773,430
Iraq - 0.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		2,600,000	2,452,372
6.752% 3/9/23 (b)		385,000	384,718

TOTAL IRAQ			2,837,090

Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		2,504,250	2,395,566
Jordan - 0.7%
Jordanian Kingdom:
5.75% 1/31/27 (b)		1,050,000	997,059
6.125% 1/29/26 (b)		2,650,000	2,594,191
7.375% 10/10/47 (b)		2,710,000	2,639,052

TOTAL JORDAN			6,230,302

Kuwait - 0.4%
State of Kuwait 3.5% 3/20/27 (b)		4,090,000	3,934,408
Lebanon - 2.0%
Lebanese Republic:
5.15% 11/12/18		1,000,000	996,600
5.45% 11/28/19		4,000,000	3,938,504
6% 5/20/19		4,075,000	4,073,778
6.1% 10/4/22		3,135,000	2,982,545
6.375% 3/9/20		5,525,000	5,505,143

TOTAL LEBANON			17,496,570

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		850,000	941,368
Nigeria - 0.3%
Republic of Nigeria:
, yield at date of purchase 11.2564% to 15.189% 8/16/18	NGN	795,000,000	2,141,525
6.5% 11/28/27 (b)		395,000	397,632

TOTAL NIGERIA			2,539,157

Oman - 0.3%
Sultanate of Oman:
6.5% 3/8/47 (b)		780,000	719,238
6.75% 1/17/48 (b)		2,000,000	1,882,796

TOTAL OMAN			2,602,034

Pakistan - 0.1%
Islamic Republic of Pakistan 6.875% 12/5/27 (b)		750,000	701,472
Paraguay - 0.1%
Republic of Paraguay 4.7% 3/27/27 (b)		535,000	532,325
Qatar - 0.9%
State of Qatar:
2.375% 6/2/21		850,000	819,196
3.25% 6/2/26		950,000	887,870
3.875% 4/23/23 (b)		335,000	333,610
4.5% 4/23/28 (b)		955,000	953,189
5.103% 4/23/48 (b)		2,075,000	2,056,636
9.75% 6/15/30 (Reg. S)		2,180,000	3,196,490

TOTAL QATAR			8,246,991

Russia - 0.6%
Ministry of Finance Russian Federation:
4.75% 5/27/26 (b)		600,000	609,486
4.75% 5/27/26		400,000	406,324
Russian Federation:
4.25% 6/23/27 (b)		800,000	780,754
5.25% 6/23/47 (b)		3,200,000	3,100,557
5.625% 4/4/42 (b)		600,000	628,800
Russian Federation Ministry of Finance 4.375% 3/21/29 (b)		200,000	193,703

TOTAL RUSSIA			5,719,624

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		1,625,000	1,662,294
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		1,625,000	1,520,074
4.5% 10/26/46 (b)		1,410,000	1,274,124

TOTAL SAUDI ARABIA			2,794,198

Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		750,000	723,617
6.85% 11/3/25 (b)		500,000	510,678

TOTAL SRI LANKA			1,234,295

Suriname - 0.4%
Republic of Suriname:
9.25% 10/26/26		200,000	206,000
9.25% 10/26/26 (b)		3,550,000	3,656,500

TOTAL SURINAME			3,862,500

TAJIKISTAN - 0.1%
Tajikistan Republic 7.125% 9/14/27 (b)		875,000	810,381
Turkey - 1.4%
Turkish Republic:
4.875% 10/9/26		400,000	373,600
5.125% 2/17/28		1,295,000	1,210,178
5.75% 3/22/24		550,000	557,574
5.75% 5/11/47		650,000	567,607
6% 3/25/27		2,150,000	2,157,869
6.25% 9/26/22		850,000	893,573
6.875% 3/17/36		1,975,000	2,028,349
7.25% 3/5/38		1,300,000	1,387,859
7.375% 2/5/25		350,000	383,576
8% 2/14/34		1,205,000	1,383,950
11.875% 1/15/30		165,000	242,138
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,500,000	1,503,159

TOTAL TURKEY			12,689,432

Ukraine - 1.1%
Ukraine Government:
7.75% 9/1/20 (b)		1,275,000	1,325,363
7.75% 9/1/21 (b)		3,555,000	3,671,249
7.75% 9/1/22 (b)		4,950,000	5,047,812

TOTAL UKRAINE			10,044,424

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.41% to 1.8% 5/3/18 to 7/26/18 (f)		590,000	588,040
Venezuela - 0.2%
Venezuelan Republic:
7.65% 4/21/25 (e)		500,000	141,250
9% 5/7/23 (Reg. S) (e)		625,000	178,125
9.25% 9/15/27(e)		2,150,000	666,500
9.25% 5/7/28 (Reg. S) (e)		2,500,000	706,250

TOTAL VENEZUELA			1,692,125

Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		400,000	402,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $153,233,833)			150,342,719
		Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.74% (g)		39,056,935	39,064,746
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)		1,011,515	1,011,616
TOTAL MONEY MARKET FUNDS
(Cost $40,074,625)			40,076,362
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $819,502,123)			890,382,995
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(562,280)
NET ASSETS - 100%			$889,820,715

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	211	June 2018	$12,155,710	$(142,199)	$(142,199)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $9,955,367.

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

NGN – Nigerian naira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,520,974 or 13.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $588,040.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$234,090
Fidelity Securities Lending Cash Central Fund	12,065
Total	$246,155

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$99,641,108	$40,643,847	$58,997,261	$--
Consumer Staples	42,682,540	18,740,049	23,942,491	--
Energy	44,660,710	22,153,372	22,507,338	--
Financials	151,396,549	60,194,051	91,202,498	--
Health Care	18,976,695	981,631	17,995,064	--
Industrials	28,214,971	12,461,660	15,753,311	--
Information Technology	148,891,054	75,155,165	73,735,889	--
Materials	54,747,440	33,460,381	21,287,059	--
Real Estate	18,431,568	5,500,259	12,931,309	--
Telecommunication Services	26,399,668	12,498,067	13,901,601	--
Utilities	18,216,972	7,386,876	10,830,096	--
Corporate Bonds	47,704,639	--	47,704,639	--
Government Obligations	150,342,719	--	150,342,719	--
Money Market Funds	40,076,362	40,076,362	--	--
Total Investments in Securities:	$890,382,995	$329,251,720	$561,131,275	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(142,199)	$(142,199)	$--	$--
Total Liabilities	$(142,199)	$(142,199)	$--	$--
Total Derivative Instruments:	$(142,199)	$(142,199)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$168,008,172
Level 2 to Level 1	$1,722,477

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(142,199)
Total Equity Risk	0	(142,199)
Total Value of Derivatives	$0	$(142,199)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.9%
BBB	2.1%
BB	2.9%
B	11.1%
CCC,CC,C	2.1%
D	0.2%
Not Rated	1.6%
Equities	73.3%
Short-Term Investments and Net Other Assets	4.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $991,087) — See accompanying schedule: Unaffiliated issuers (cost $779,427,498)	$850,306,633
Fidelity Central Funds (cost $40,074,625)	40,076,362
Total Investment in Securities (cost $819,502,123)		$890,382,995
Foreign currency held at value (cost $1,618,085)		1,618,123
Receivable for investments sold		2,766,197
Receivable for fund shares sold		1,442,524
Dividends receivable		567,946
Interest receivable		3,106,967
Distributions receivable from Fidelity Central Funds		54,329
Prepaid expenses		295
Other receivables		160,331
Total assets		900,099,707
Liabilities
Payable to custodian bank	$286,337
Payable for investments purchased	6,148,128
Payable for fund shares redeemed	1,542,475
Accrued management fee	587,798
Distribution and service plan fees payable	52,483
Payable for daily variation margin on futures contracts	100,225
Other affiliated payables	172,920
Other payables and accrued expenses	377,026
Collateral on securities loaned	1,011,600
Total liabilities		10,278,992
Net Assets		$889,820,715
Net Assets consist of:
Paid in capital		$812,467,172
Undistributed net investment income		4,020,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,808,263
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,524,810
Net Assets		$889,820,715
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($49,758,270 ÷ 3,732,946 shares)		$13.33
Maximum offering price per share (100/94.25 of $13.33)		$14.14
Class M:
Net Asset Value and redemption price per share ($10,177,475 ÷ 763,612 shares)		$13.33
Maximum offering price per share (100/96.50 of $13.33)		$13.81
Class C:
Net Asset Value and offering price per share ($45,585,320 ÷ 3,445,331 shares)(a)		$13.23
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($317,289,699 ÷ 23,758,433 shares)		$13.35
Class I:
Net Asset Value, offering price and redemption price per share ($467,009,951 ÷ 35,013,439 shares)		$13.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$5,615,105
Interest		5,373,621
Income from Fidelity Central Funds		246,155
Income before foreign taxes withheld		11,234,881
Less foreign taxes withheld		(673,906)
Total income		10,560,975
Expenses
Management fee	$3,319,473
Transfer agent fees	773,104
Distribution and service plan fees	293,796
Accounting and security lending fees	200,026
Custodian fees and expenses	276,403
Independent trustees' fees and expenses	1,596
Registration fees	68,467
Audit	39,734
Legal	1,561
Miscellaneous	2,178
Total expenses before reductions	4,976,338
Expense reductions	(91,097)	4,885,241
Net investment income (loss)		5,675,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,106,347
Fidelity Central Funds	18
Foreign currency transactions	(125,392)
Futures contracts	740,961
Total net realized gain (loss)		6,721,934
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $460,015)	(10,078,136)
Fidelity Central Funds	17
Assets and liabilities in foreign currencies	(23,671)
Futures contracts	(142,199)
Total change in net unrealized appreciation (depreciation)		(10,243,989)
Net gain (loss)		(3,522,055)
Net increase (decrease) in net assets resulting from operations		$2,153,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,675,734	$9,051,354
Net realized gain (loss)	6,721,934	10,774,070
Change in net unrealized appreciation (depreciation)	(10,243,989)	71,398,614
Net increase (decrease) in net assets resulting from operations	2,153,679	91,224,038
Distributions to shareholders from net investment income	(9,831,547)	(1,957,793)
Distributions to shareholders from net realized gain	(10,441,996)	(138,064)
Total distributions	(20,273,543)	(2,095,857)
Share transactions - net increase (decrease)	178,463,572	485,742,909
Redemption fees	23,777	215,914
Total increase (decrease) in net assets	160,367,485	575,087,004
Net Assets
Beginning of period	729,453,230	154,366,226
End of period	$889,820,715	$729,453,230
Other Information
Undistributed net investment income end of period	$4,020,470	$8,176,283

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$11.33	$10.35	$11.56	$11.37	$10.86
Income from Investment Operations
Net investment income (loss)A	.08	.24	.26	.28	.18	.18
Net realized and unrealized gain (loss)	.03B	2.11	.96	(1.30)	.19	.48
Total from investment operations	.11	2.35	1.22	(1.02)	.37	.66
Distributions from net investment income	(.16)	(.12)	(.24)	(.17)	(.18)	(.15)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.34)C	(.13)	(.24)	(.19)	(.18)	(.16)
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	.01
Net asset value, end of period	$13.33	$13.56	$11.33	$10.35	$11.56	$11.37
Total ReturnE,F,G	.85%	21.13%	12.13%	(8.92)%	3.30%	6.23%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.38%J	1.47%	1.87%	1.93%	1.98%	1.89%
Expenses net of fee waivers, if any	1.38%J	1.47%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.36%J	1.46%	1.64%	1.64%	1.65%	1.62%
Net investment income (loss)	1.15%J	1.97%	2.47%	2.58%	1.61%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$49,758	$42,213	$15,206	$10,164	$13,627	$18,837
Portfolio turnover rateK	56%J	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.185 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$11.33	$10.33	$11.54	$11.34	$10.84
Income from Investment Operations
Net investment income (loss)A	.06	.20	.23	.25	.15	.15
Net realized and unrealized gain (loss)	.04B	2.11	.97	(1.30)	.19	.48
Total from investment operations	.10	2.31	1.20	(1.05)	.34	.63
Distributions from net investment income	(.13)	(.09)	(.20)	(.14)	(.14)	(.12)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.32)	(.10)	(.20)	(.16)	(.14)	(.14)C
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	.01
Net asset value, end of period	$13.33	$13.55	$11.33	$10.33	$11.54	$11.34
Total ReturnE,F,G	.72%	20.66%	11.92%	(9.18)%	3.04%	5.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.73%J	1.82%	2.22%	2.27%	2.32%	2.13%
Expenses net of fee waivers, if any	1.73%J	1.82%	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.70%J	1.81%	1.90%	1.89%	1.90%	1.88%
Net investment income (loss)	.81%J	1.62%	2.22%	2.33%	1.36%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,177	$8,751	$3,019	$3,331	$5,277	$5,967
Portfolio turnover rateK	56 %J	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$11.25	$10.25	$11.47	$11.29	$10.80
Income from Investment Operations
Net investment income (loss)A	.03	.15	.18	.20	.10	.09
Net realized and unrealized gain (loss)	.03B	2.11	.97	(1.30)	.19	.47
Total from investment operations	.06	2.26	1.15	(1.10)	.29	.56
Distributions from net investment income	(.09)	(.06)	(.15)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.28)	(.07)	(.15)	(.12)	(.11)	(.08)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	.01
Net asset value, end of period	$13.23	$13.45	$11.25	$10.25	$11.47	$11.29
Total ReturnD,E,F	.45%	20.29%	11.36%	(9.68)%	2.56%	5.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.13%I	2.21%	2.62%	2.68%	2.72%	2.65%
Expenses net of fee waivers, if any	2.13%I	2.21%	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.11%I	2.20%	2.39%	2.39%	2.40%	2.37%
Net investment income (loss)	.41%I	1.23%	1.72%	1.83%	.86%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$45,585	$34,869	$10,710	$7,736	$10,104	$7,436
Portfolio turnover rateJ	56%I	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.58	$11.34	$10.38	$11.60	$11.40	$10.89
Income from Investment Operations
Net investment income (loss)A	.10	.27	.28	.31	.21	.21
Net realized and unrealized gain (loss)	.03B	2.10	.97	(1.31)	.19	.47
Total from investment operations	.13	2.37	1.25	(1.00)	.40	.68
Distributions from net investment income	(.17)	(.14)	(.29)	(.20)	(.20)	(.17)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.36)	(.14)C	(.29)	(.22)	(.20)	(.18)
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	.01
Net asset value, end of period	$13.35	$13.58	$11.34	$10.38	$11.60	$11.40
Total ReturnE,F	.98%	21.37%	12.44%	(8.74)%	3.56%	6.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%I	1.26%	1.62%	1.72%	1.73%	1.56%
Expenses net of fee waivers, if any	1.12%I	1.26%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.09%I	1.24%	1.39%	1.39%	1.40%	1.38%
Net investment income (loss)	1.42%I	2.18%	2.72%	2.83%	1.86%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$317,290	$272,002	$104,332	$37,918	$45,763	$49,959
Portfolio turnover rateJ	56%I	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.009 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.58	$11.33	$10.37	$11.59	$11.40	$10.89
Income from Investment Operations
Net investment income (loss)A	.10	.28	.29	.31	.21	.20
Net realized and unrealized gain (loss)	.03B	2.11	.96	(1.31)	.18	.48
Total from investment operations	.13	2.39	1.25	(1.00)	.39	.68
Distributions from net investment income	(.19)	(.14)	(.29)	(.20)	(.20)	(.17)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.37)C	(.15)	(.29)	(.22)	(.20)	(.18)
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	.01
Net asset value, end of period	$13.34	$13.58	$11.33	$10.37	$11.59	$11.40
Total ReturnE,F	.99%	21.51%	12.48%	(8.74)%	3.51%	6.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.11%I	1.19%	1.54%	1.58%	1.71%	1.63%
Expenses net of fee waivers, if any	1.11%I	1.19%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.09%I	1.17%	1.39%	1.39%	1.40%	1.37%
Net investment income (loss)	1.43%I	2.25%	2.72%	2.83%	1.86%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$467,010	$371,617	$21,099	$6,343	$4,773	$5,354
Portfolio turnover rateJ	56%I	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.185 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Emerging Markets and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$105,395,389
Gross unrealized depreciation	(36,425,511)
Net unrealized appreciation (depreciation)	$68,969,878
Tax cost	$821,270,918

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $367,396,490 and $223,127,089, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$61,249	$4,880
Class M	.25%	.25%	23,636	179
Class C	.75%	.25%	208,911	96,484
			$293,796	$101,543

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$42,561
Class M	5,884
Class C(a)	4,092
$52,537

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$49,808.20
Class M	13,938.29
Class C	41,916.20
Total Emerging Markets	285,436.18
Class I	382,006.18
	$773,104

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,394 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,144 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,065. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $86,707 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $571.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,819.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$539,474	$195,255
Class M	85,818	23,027
Class C	262,508	57,828
Total Emerging Markets	3,522,023	1,274,142
Class I	5,421,724	407,541
Total	$9,831,547	$1,957,793
From net realized gain
Class A	$633,778	$14,644
Class M	122,125	2,410
Class C	519,690	9,294
Total Emerging Markets	3,744,679	84,943
Class I	5,421,724	26,773
Total	$10,441,996	$138,064

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	1,418,677	3,615,728	$19,542,590	$43,198,307
Reinvestment of distributions	88,408	19,523	1,166,980	207,918
Shares redeemed	(887,665)	(1,863,978)	(12,256,114)	(21,909,724)
Net increase (decrease)	619,420	1,771,273	$8,453,456	$21,496,501
Class M
Shares sold	204,308	451,431	$2,817,255	$5,673,545
Reinvestment of distributions	15,634	2,361	206,523	25,216
Shares redeemed	(102,047)	(74,567)	(1,396,873)	(886,466)
Net increase (decrease)	117,895	379,225	$1,626,905	$4,812,295
Class C
Shares sold	1,065,073	1,907,365	$14,566,948	$23,252,010
Reinvestment of distributions	59,490	6,299	781,699	66,954
Shares redeemed	(272,393)	(272,258)	(3,706,534)	(3,283,907)
Net increase (decrease)	852,170	1,641,406	$11,642,113	$20,035,057
Total Emerging Markets
Shares sold	6,685,597	17,602,916	$92,899,253	$212,356,677
Reinvestment of distributions	522,036	124,771	6,896,099	1,328,813
Shares redeemed	(3,475,003)	(6,900,916)	(47,731,993)	(84,713,141)
Net increase (decrease)	3,732,630	10,826,771	$52,063,359	$128,972,349
Class I
Shares sold	10,196,615	29,232,950	$140,358,949	$357,207,778
Reinvestment of distributions	792,863	38,174	10,457,863	405,784
Shares redeemed	(3,348,167)	(3,761,001)	(46,139,073)	(47,186,855)
Net increase (decrease)	7,641,311	25,510,123	$104,677,739	$310,426,707

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.38%
Actual		$1,000.00	$1,008.50	$6.87
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Class M	1.73%
Actual		$1,000.00	$1,007.20	$8.61
Hypothetical-C		$1,000.00	$1,016.22	$8.65
Class C	2.13%
Actual		$1,000.00	$1,004.50	$10.59
Hypothetical-C		$1,000.00	$1,014.23	$10.64
Total Emerging Markets	1.12%
Actual		$1,000.00	$1,009.80	$5.58
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	1.11%
Actual		$1,000.00	$1,009.90	$5.53
Hypothetical-C		$1,000.00	$1,019.29	$5.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ATEK-SANN-0618
1.931271.106

Fidelity® Emerging Markets Discovery Fund Fidelity® Total Emerging Markets Fund Semi-Annual Report April 30, 2018

Contents

Fidelity® Emerging Markets Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Total Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
CSPC Pharmaceutical Group Ltd. (Hong Kong, Pharmaceuticals)	1.5
Top Glove Corp. Bhd (Malaysia, Health Care Equipment & Supplies)	1.4
Sunny Optical Technology Group Co. Ltd. (Cayman Islands, Electronic Equipment & Components)	1.4
Imperial Holdings Ltd. (South Africa, Distributors)	1.2
Yandex NV Series A (Netherlands, Internet Software & Services)	1.2
6.7

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	16.0
Consumer Discretionary	14.3
Industrials	11.4
Financials	11.0
Materials	10.2

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	12.7
Brazil	8.5
India	7.8
Korea (South)	7.6
Taiwan	6.4

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks and Equity Futures	96.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

Fidelity® Emerging Markets Discovery Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.9%
	Shares	Value
Argentina - 1.4%
BBVA Banco Frances SA sponsored ADR	69,900	$1,555,275
Central Puerto SA sponsored ADR (a)	78,900	1,220,583
Inversiones y Representaciones SA ADR (b)	73,510	1,687,055
Telecom Argentina SA Class B sponsored ADR	16,600	498,664
YPF SA Class D sponsored ADR	74,600	1,632,994

TOTAL ARGENTINA		6,594,571

Bailiwick of Jersey - 0.2%
WNS Holdings Ltd. sponsored ADR (a)	17,800	870,954
Bangladesh - 0.2%
BRAC Bank Ltd.	895,500	945,924
Bermuda - 2.1%
Joy City Property Ltd.	14,069,000	2,206,985
Pacific Basin Shipping Ltd. (a)	11,311,000	3,007,532
PAX Global Technology Ltd.	1,409,000	637,353
Shangri-La Asia Ltd.	2,202,000	4,285,347

TOTAL BERMUDA		10,137,217

Brazil - 6.6%
Azul SA sponsored ADR	104,245	3,231,595
BTG Pactual Participations Ltd. unit	274,200	1,751,712
Cia. Hering SA	365,100	1,990,583
Companhia de Saneamento de Minas Gerais	96,020	1,381,425
Construtora Tenda SA (a)	183,200	1,334,047
Cyrela Brazil Realty SA	254,800	1,010,996
Direcional Engenharia SA (a)	463,300	805,406
Fibria Celulose SA	211,100	4,146,435
Hypermarcas SA	351,938	3,164,549
Instituto Hermes Pardini SA	161,800	1,200,383
Localiza Rent A Car SA	420,385	3,346,808
Petrobras Distribuidora SA	114,500	750,434
QGEP Participacoes SA	1,417,200	5,166,032
Tegma Gestao Logistica SA	441,600	2,900,553

TOTAL BRAZIL		32,180,958

British Virgin Islands - 0.7%
Dolphin Capital Investors Ltd. (a)	8,361,857	834,603
Mail.Ru Group Ltd. GDR (Reg. S) (a)	85,800	2,711,280

TOTAL BRITISH VIRGIN ISLANDS		3,545,883

Canada - 1.1%
First Quantum Minerals Ltd.	195,600	2,818,334
Pan American Silver Corp.	149,600	2,411,552

TOTAL CANADA		5,229,886

Cayman Islands - 12.7%
58.com, Inc. ADR (a)	66,900	5,846,391
ASM Pacific Technology Ltd.	188,000	2,576,227
Changyou.com Ltd. (A Shares) ADR (b)	49,700	945,791
Cheetah Mobile, Inc. ADR (a)(b)	65,200	874,332
China Medical System Holdings Ltd.	1,734,000	4,246,178
Daqo New Energy Corp. ADR (a)	20,200	1,077,670
ENN Energy Holdings Ltd.	328,000	3,067,302
Fu Shou Yuan International Group Ltd. (c)	5,808,000	5,540,234
General Interface Solution Holding Ltd.	266,000	1,589,470
Haitian International Holdings Ltd.	1,516,000	4,034,534
IGG, Inc.	1,579,000	2,374,654
JA Solar Holdings Co. Ltd. ADR (a)(b)	75,900	535,854
Lee's Pharmaceutical Holdings Ltd.	1,009,000	1,304,561
Longfor Properties Co. Ltd.	563,000	1,683,783
Shimao Property Holdings Ltd.	1,171,500	3,098,694
Silicon Motion Technology Corp. sponsored ADR	13,300	601,293
SITC International Holdings Co. Ltd.	4,295,500	4,576,623
Sunny Optical Technology Group Co. Ltd.	406,700	6,636,383
TPK Holding Co. Ltd. (a)	454,000	988,467
Uni-President China Holdings Ltd.	3,179,000	3,005,212
Yirendai Ltd. sponsored ADR (b)	53,620	1,891,177
Yuzhou Properties Co.	3,041,000	2,212,117
YY, Inc. ADR (a)	33,700	3,248,343

TOTAL CAYMAN ISLANDS		61,955,290

Chile - 0.6%
Compania Cervecerias Unidas SA sponsored ADR (b)	111,400	3,076,868
China - 4.7%
BBMG Corp. (H Shares)	3,182,000	1,451,337
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,774,200	5,671,536
China Suntien Green Energy Corp. Ltd. (H Shares)	4,917,000	1,644,024
Qingdao Haier Co. Ltd.	906,960	2,449,949
Shanghai International Airport Co. Ltd. (A Shares)	293,841	2,307,869
Suofeiya Home Collection Co. Ltd. Class A	432,220	2,190,707
TravelSky Technology Ltd. (H Shares)	680,000	1,986,299
Tsingtao Brewery Co. Ltd. (H Shares)	442,000	2,288,409
Zhengzhou Yutong Bus Co. Ltd.	958,862	3,097,746

TOTAL CHINA		23,087,876

Colombia - 0.2%
Bancolombia SA sponsored ADR	17,600	838,816
Cyprus - 0.6%
Globaltrans Investment PLC GDR (Reg. S)	287,200	3,021,344
Egypt - 1.5%
Credit Agricole Egypt	346,080	891,908
Egyptian Kuwaiti Holding	2,135,200	2,412,776
Six of October Development & Investment Co. (a)	2,569,600	3,887,512

TOTAL EGYPT		7,192,196

Greece - 2.0%
Alpha Bank AE (a)	979,300	2,589,900
Fourlis Holdings SA	492,200	3,506,846
Titan Cement Co. SA (Reg.)	146,600	3,868,196

TOTAL GREECE		9,964,942

Hong Kong - 5.1%
China Resources Beer Holdings Co. Ltd.	856,000	3,686,731
China Travel International Investment HK Ltd.	6,926,000	2,582,328
CSPC Pharmaceutical Group Ltd.	2,792,000	7,111,383
Far East Horizon Ltd.	1,786,584	1,772,805
Techtronic Industries Co. Ltd.	514,000	3,011,111
Winteam Pharmaceutical Group Ltd.	5,132,000	4,412,918
Yuexiu Property Co. Ltd.	9,374,000	2,108,980

TOTAL HONG KONG		24,686,256

India - 7.8%
Adani Ports & Special Economic Zone Ltd.	647,392	3,960,153
Arvind Mills Ltd.	315,101	1,998,550
CESC Ltd. GDR	78,139	1,243,823
Deccan Cements Ltd.	208,246	1,661,301
EIH Ltd. (a)	745,548	1,962,291
Federal Bank Ltd.	1,431,618	2,108,379
InterGlobe Aviation Ltd. (c)	153,130	3,224,134
JK Cement Ltd.	127,371	1,913,332
LIC Housing Finance Ltd.	217,310	1,779,174
Manappuram General Finance & Leasing Ltd.	1,310,688	2,398,223
Oberoi Realty Ltd.	299,038	2,463,727
Phoenix Mills Ltd. (a)	210,941	1,978,239
Shriram Transport Finance Co. Ltd.	84,800	2,047,114
Solar Industries India Ltd. (a)	67,845	1,084,685
South Indian Bank Ltd. (a)	2,662,871	1,054,380
The Jammu & Kashmir Bank Ltd. (a)	430,480	367,204
The Ramco Cements Ltd.	198,311	2,449,964
Torrent Pharmaceuticals Ltd.	176,740	3,758,365
Yes Bank Ltd.	156,948	851,135

TOTAL INDIA		38,304,173

Indonesia - 1.9%
PT Cikarang Listrindo Tbk (c)	8,154,600	669,031
PT Holcim Indonesia Tbk (a)	25,671,900	1,474,671
PT Lippo Karawaci Tbk	22,109,400	706,205
PT Media Nusantara Citra Tbk	8,796,900	832,244
PT Pakuwon Jati Tbk	39,885,500	1,685,950
PT Panin Life Tbk (a)	49,455,200	835,538
PT Perusahaan Gas Negara Tbk Series B	2,951,300	417,769
PT Semen Gresik (Persero) Tbk	3,231,900	2,232,225
PT XL Axiata Tbk (a)	3,341,200	506,410

TOTAL INDONESIA		9,360,043

Italy - 0.8%
Prada SpA	764,300	3,877,986
Korea (South) - 6.7%
AMOREPACIFIC Group, Inc.	33,724	4,503,146
BS Financial Group, Inc.	301,254	2,939,612
Com2uS Corp.	16,097	2,404,949
Daou Technology, Inc.	44,357	1,000,277
Dongbu HiTek Co. Ltd.	133,078	1,671,358
DOUBLEUGAMES Co. Ltd.	20,760	1,211,569
HB Technology Co. Ltd.	327,948	846,722
Hyundai Fire & Marine Insurance Co. Ltd.	42,872	1,531,250
Hyundai HCN	91,406	371,283
Hyundai Wia Corp.	42,718	2,142,033
KEPCO Plant Service & Engineering Co. Ltd.	44,872	2,124,341
Korean Reinsurance Co.	98,067	1,080,552
Minwise Co. Ltd.	68,403	1,548,916
NCSOFT Corp.	3,612	1,214,203
Samjin Pharmaceutical Co. Ltd.	85,328	3,565,542
Silicon Works Co. Ltd.	38,896	1,363,816
Tera Semicon Co. Ltd.	78,085	1,443,689
Toptec Co. Ltd.	76,550	1,904,949

TOTAL KOREA (SOUTH)		32,868,207

Luxembourg - 1.0%
Samsonite International SA	1,132,200	5,107,008
Malaysia - 1.6%
Matrix Concepts Holdings Bhd	2,127,700	1,092,268
Top Glove Corp. Bhd	2,770,100	6,690,573

TOTAL MALAYSIA		7,782,841

Mexico - 1.1%
Credito Real S.A.B. de CV	667,000	978,635
Industrias Penoles SA de CV	169,350	3,554,511
Qualitas Controladora S.A.B. de CV	388,100	1,083,448

TOTAL MEXICO		5,616,594

Netherlands - 1.3%
VEON Ltd. sponsored ADR	123,400	339,350
Yandex NV Series A (a)	176,444	5,886,172

TOTAL NETHERLANDS		6,225,522

Pakistan - 0.4%
Habib Bank Ltd.	687,500	1,158,227
Hub Power Co. Ltd.	731,500	652,318

TOTAL PAKISTAN		1,810,545

Panama - 0.7%
Copa Holdings SA Class A	29,700	3,479,949
Peru - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	215,200	3,432,440
Philippines - 1.9%
International Container Terminal Services, Inc.	1,012,220	1,653,490
Metro Pacific Investments Corp.	26,870,300	2,646,808
Metropolitan Bank & Trust Co.	770,898	1,264,557
Philippine Seven Corp.	625,700	1,539,503
Pilipinas Shell Petroleum Corp.	922,340	927,975
Robinsons Land Corp.	3,270,408	1,129,613

TOTAL PHILIPPINES		9,161,946

Poland - 0.1%
Asseco Poland SA	33,900	424,975
Russia - 1.1%
Bank St. Petersburg PJSC (a)	1,478,500	1,197,404
LSR Group OJSC	119,764	1,589,943
PhosAgro OJSC GDR (Reg. S)	186,100	2,683,562

TOTAL RUSSIA		5,470,909

Singapore - 0.6%
First Resources Ltd.	1,851,300	2,354,050
Yoma Strategic Holdings Ltd.	2,457,700	791,719

TOTAL SINGAPORE		3,145,769

South Africa - 6.2%
Bidvest Group Ltd.	248,600	4,869,865
Discovery Ltd.	58,900	817,819
EOH Holdings Ltd.	90,500	275,081
Imperial Holdings Ltd.	309,600	5,955,496
Kumba Iron Ore Ltd.	86,900	1,856,398
Mr Price Group Ltd.	175,200	3,844,564
Nampak Ltd. (a)	932,238	1,037,312
Pick 'n Pay Stores Ltd.	142,700	923,800
Redefine Properties Ltd.	2,375,700	2,283,081
Remgro Ltd.	87,900	1,582,519
Reunert Ltd.	385,100	2,399,177
Sanlam Ltd.	219,200	1,384,691
Tiger Brands Ltd.	103,600	3,237,852

TOTAL SOUTH AFRICA		30,467,655

Sri Lanka - 0.3%
Dialog Axiata PLC	7,841,111	706,048
Hatton National Bank PLC	640,233	978,416

TOTAL SRI LANKA		1,684,464

Taiwan - 6.4%
Advantech Co. Ltd.	179,693	1,231,407
Alpha Networks, Inc.	1,415,000	947,523
Chipbond Technology Corp.	478,000	945,527
Cleanaway Co. Ltd.	357,000	2,288,661
CTCI Corp.	1,449,000	2,436,587
Elite Advanced Laser Corp.	285,200	997,507
Everlight Electronics Co. Ltd.	504,000	705,110
FLEXium Interconnect, Inc.	371,256	968,437
Innolux Corp.	1,963,000	729,190
Inventec Corp.	2,245,000	1,697,896
Largan Precision Co. Ltd.	11,000	1,277,125
Lite-On Technology Corp.	1,734,220	2,284,445
Powertech Technology, Inc.	448,000	1,280,186
Radiant Opto-Electronics Corp.	1,040,000	2,142,917
St.Shine Optical Co. Ltd.	41,000	1,097,277
Sunrex Technology Corp.	907,680	473,985
Synnex Technology International Corp.	1,261,100	1,807,985
TCI Co. Ltd.	336,851	4,933,354
Tong Hsing Electronics Industries Ltd.	243,000	851,793
Tripod Technology Corp.	505,000	1,524,867
Vanguard International Semiconductor Corp.	360,000	728,432

TOTAL TAIWAN		31,350,211

Thailand - 3.5%
Beauty Community PCL	3,724,100	2,735,534
Com7 PCL	4,216,000	2,491,385
Delta Electronics PCL (For. Reg.)	319,400	679,638
PTT Global Chemical PCL (For. Reg.)	1,114,600	3,443,700
Siam Cement PCL (For. Reg.)	240,600	3,557,792
Star Petroleum Refining PCL	8,043,400	3,988,410

TOTAL THAILAND		16,896,459

Turkey - 2.6%
Aksa Akrilik Kimya Sanayii	1,218,000	3,987,937
Bim Birlesik Magazalar A/S JSC	108,000	1,833,190
Mavi Jeans Class B (c)	190,000	2,282,563
Tupras Turkiye Petrol Rafinerileri A/S	123,828	3,155,067
Turkcell Iletisim Hizmet A/S sponsored ADR	66,600	576,090
Turkiye Garanti Bankasi A/S	322,000	730,071

TOTAL TURKEY		12,564,918

United Arab Emirates - 0.5%
Aldar Properties PJSC	2,380,226	1,360,814
Emaar Properties PJSC	737,080	1,161,862

TOTAL UNITED ARAB EMIRATES		2,522,676

United Kingdom - 1.8%
BGEO Group PLC	17,640	845,118
NMC Health PLC	86,800	4,263,673
Samba Financial Group ELS (HSBC Bank Warrant Program) warrants 5/6/20 (a)(c)	140,000	1,084,461
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (a)(c)	181,300	1,415,346
TBC Bank Group PLC	48,253	1,220,982

TOTAL UNITED KINGDOM		8,829,580

United States of America - 0.1%
Net 1 UEPS Technologies, Inc. (a)(b)	47,100	388,104
Vietnam - 0.1%
FTP Corp.	188,588	472,226
TOTAL COMMON STOCKS
(Cost $377,163,014)		434,574,181

Nonconvertible Preferred Stocks - 3.0%
Brazil - 1.9%
Banco ABC Brasil SA	315,452	1,689,278
Bradespar SA (PN)	236,600	2,401,660
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (b)	414,560	3,179,675
Metalurgica Gerdau SA (PN)	1,023,700	2,285,149

TOTAL BRAZIL		9,555,762

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	29,959	3,217,111
Samsung Fire & Marine Insurance Co. Ltd.	5,958	1,020,887

TOTAL KOREA (SOUTH)		4,237,998

Russia - 0.2%
Sberbank of Russia	323,600	1,008,326
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,424,058)		14,802,086
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.82% 7/19/18 to 7/26/18 (Cost $936,287)(d)	940,000	936,339
	Shares	Value

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 1.74% (e)	36,007,331	36,014,532
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	7,757,899	7,758,675
TOTAL MONEY MARKET FUNDS
(Cost $43,772,199)		43,773,207
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $435,295,558)		494,085,813
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,438,720)
NET ASSETS - 100%		$488,647,093

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	357	June 2018	$20,566,770	$(419,504)	$(419,504)

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,215,769 or 2.9% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $926,381.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,960
Fidelity Securities Lending Cash Central Fund	84,610
Total	$230,570

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$70,263,973	$21,399,239	$48,864,734	$--
Consumer Staples	31,382,115	9,413,204	21,968,911	--
Energy	16,514,502	9,954,093	6,560,409	--
Financials	52,858,947	29,448,794	23,410,153	--
Health Care	40,815,402	12,194,147	28,621,255	--
Industrials	55,960,961	18,104,590	37,856,371	--
Information Technology	77,722,637	39,384,733	38,337,904	--
Materials	49,764,556	27,601,839	22,162,717	--
Real Estate	33,963,150	10,521,789	23,441,361	--
Telecommunication Services	2,626,562	2,120,152	506,410	--
Utilities	17,503,462	6,434,001	11,069,461	--
Government Obligations	936,339	--	936,339	--
Money Market Funds	43,773,207	43,773,207	--	--
Total Investments in Securities:	$494,085,813	$230,349,788	$263,736,025	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(419,504)	$(419,504)	$--	$--
Total Liabilities	$(419,504)	$(419,504)	$--	$--
Total Derivative Instruments:	$(419,504)	$(419,504)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$179,478,865
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(419,504)
Total Equity Risk	0	(419,504)
Total Value of Derivatives	$0	$(419,504)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,538,037) — See accompanying schedule: Unaffiliated issuers (cost $391,523,359)	$450,312,606
Fidelity Central Funds (cost $43,772,199)	43,773,207
Total Investment in Securities (cost $435,295,558)		$494,085,813
Foreign currency held at value (cost $1,298,719)		1,301,663
Receivable for investments sold		3,274,837
Receivable for fund shares sold		1,940,740
Dividends receivable		934,750
Distributions receivable from Fidelity Central Funds		58,136
Prepaid expenses		157
Other receivables		107,959
Total assets		501,704,055
Liabilities
Payable to custodian bank	$16,422
Payable for investments purchased	2,991,856
Payable for fund shares redeemed	1,032,956
Accrued management fee	342,843
Distribution and service plan fees payable	24,301
Payable for daily variation margin on futures contracts	166,897
Other affiliated payables	95,837
Other payables and accrued expenses	627,150
Collateral on securities loaned	7,758,700
Total liabilities		13,056,962
Net Assets		$488,647,093
Net Assets consist of:
Paid in capital		$426,500,375
Undistributed net investment income		2,097,198
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,197,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,851,727
Net Assets		$488,647,093
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,564,755 ÷ 1,453,058 shares)		$15.53
Maximum offering price per share (100/94.25 of $15.53)		$16.48
Class M:
Net Asset Value and redemption price per share ($12,001,310 ÷ 776,676 shares)		$15.45
Maximum offering price per share (100/96.50 of $15.45)		$16.01
Class C:
Net Asset Value and offering price per share ($17,431,552 ÷ 1,152,043 shares)(a)		$15.13
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($322,770,027 ÷ 20,669,364 shares)		$15.62
Class I:
Net Asset Value, offering price and redemption price per share ($113,879,449 ÷ 7,276,841 shares)		$15.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$5,791,288
Interest		4,729
Income from Fidelity Central Funds		230,570
Income before foreign taxes withheld		6,026,587
Less foreign taxes withheld		(541,895)
Total income		5,484,692
Expenses
Management fee	$1,951,546
Transfer agent fees	425,192
Distribution and service plan fees	131,761
Accounting and security lending fees	121,067
Custodian fees and expenses	211,473
Independent trustees' fees and expenses	877
Registration fees	44,377
Audit	36,155
Legal	662
Miscellaneous	1,180
Total expenses before reductions	2,924,290
Expense reductions	(49,976)	2,874,314
Net investment income (loss)		2,610,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $86,391)	4,877,596
Fidelity Central Funds	(142)
Foreign currency transactions	(207,446)
Futures contracts	883,780
Total net realized gain (loss)		5,553,788
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $132,329)	15,650,741
Fidelity Central Funds	(3)
Assets and liabilities in foreign currencies	(25,688)
Futures contracts	(419,504)
Total change in net unrealized appreciation (depreciation)		15,205,546
Net gain (loss)		20,759,334
Net increase (decrease) in net assets resulting from operations		$23,369,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,610,378	$2,767,445
Net realized gain (loss)	5,553,788	9,091,626
Change in net unrealized appreciation (depreciation)	15,205,546	38,838,325
Net increase (decrease) in net assets resulting from operations	23,369,712	50,697,396
Distributions to shareholders from net investment income	(3,081,841)	(659,806)
Distributions to shareholders from net realized gain	(6,543,392)	(485,420)
Total distributions	(9,625,233)	(1,145,226)
Share transactions - net increase (decrease)	89,919,953	249,358,868
Redemption fees	66,641	166,495
Total increase (decrease) in net assets	103,731,073	299,077,533
Net Assets
Beginning of period	384,916,020	85,838,487
End of period	$488,647,093	$384,916,020
Other Information
Undistributed net investment income end of period	$2,097,198	$2,568,661

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.03	$12.27	$10.92	$12.17	$12.49	$11.89
Income from Investment Operations
Net investment income (loss)A	.07	.14	.09	.09B	.04	.08
Net realized and unrealized gain (loss)	.74	2.74	1.30	(1.34)	(.01)	.75
Total from investment operations	.81	2.88	1.39	(1.25)	.03	.83
Distributions from net investment income	(.08)	(.07)	(.05)	–	(.06)	(.04)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.31)	(.13)	(.05)	–	(.36)	(.25)C
Redemption fees added to paid in capitalA	–D	.01	.01	–D	.01	.02
Net asset value, end of period	$15.53	$15.03	$12.27	$10.92	$12.17	$12.49
Total ReturnE,F,G	5.52%	23.89%	12.93%	(10.27)%	.31%	7.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.49%J	1.63%	1.89%	1.88%	1.82%	1.87%
Expenses net of fee waivers, if any	1.49%J	1.63%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.47%J	1.62%	1.70%	1.69%	1.70%	1.64%
Net investment income (loss)	.89%J	1.03%	.85%	.76%B	.29%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$22,565	$16,062	$5,252	$4,660	$4,362	$5,065
Portfolio turnover rateK	61%J	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.94	$12.20	$10.86	$12.13	$12.44	$11.87
Income from Investment Operations
Net investment income (loss)A	.05	.10	.07	.06B	–C	.05
Net realized and unrealized gain (loss)	.73	2.74	1.28	(1.33)	–C	.74
Total from investment operations	.78	2.84	1.35	(1.27)	–C	.79
Distributions from net investment income	(.04)	(.04)	(.02)	–	(.02)	(.03)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.27)	(.11)D	(.02)	–	(.32)	(.24)E
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	.02
Net asset value, end of period	$15.45	$14.94	$12.20	$10.86	$12.13	$12.44
Total ReturnF,G,H	5.35%	23.63%	12.58%	(10.47)%	.05%	6.87%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.76%K	1.92%	2.17%	2.16%	2.10%	2.19%
Expenses net of fee waivers, if any	1.76%K	1.92%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.74%K	1.90%	1.94%	1.94%	1.95%	1.89%
Net investment income (loss)	.62%K	.74%	.60%	.51%B	.04%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$12,001	$9,393	$2,868	$2,015	$2,031	$1,914
Portfolio turnover rateL	61%K	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.064 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.64	$11.97	$10.69	$12.00	$12.35	$11.82
Income from Investment Operations
Net investment income (loss)A	.01	.04	.01	–B,C	(.06)	(.02)
Net realized and unrealized gain (loss)	.73	2.69	1.26	(1.31)	–C	.74
Total from investment operations	.74	2.73	1.27	(1.31)	(.06)	.72
Distributions from net investment income	(.02)	(.01)	–	–	–	(.01)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.25)	(.07)	–	–	(.30)	(.21)
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	.02
Net asset value, end of period	$15.13	$14.64	$11.97	$10.69	$12.00	$12.35
Total ReturnD,E,F	5.15%	23.02%	11.97%	(10.92)%	(.42)%	6.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.24%I	2.38%	2.63%	2.64%	2.58%	2.70%
Expenses net of fee waivers, if any	2.24%I	2.38%	2.45%	2.45%	2.45%	2.45%
Expenses net of all reductions	2.22%I	2.37%	2.44%	2.44%	2.45%	2.39%
Net investment income (loss)	.14%I	.28%	.10%	.01%B	(.46)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,432	$14,168	$2,203	$1,675	$1,750	$2,082
Portfolio turnover rateJ	61%I	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$12.33	$10.98	$12.21	$12.52	$11.92
Income from Investment Operations
Net investment income (loss)A	.09	.18	.12	.12B	.07	.11
Net realized and unrealized gain (loss)	.75	2.76	1.31	(1.35)	–C	.74
Total from investment operations	.84	2.94	1.43	(1.23)	.07	.85
Distributions from net investment income	(.11)	(.09)	(.09)	–	(.09)	(.07)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.34)	(.16)D	(.09)	–	(.39)	(.27)
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	.02
Net asset value, end of period	$15.62	$15.12	$12.33	$10.98	$12.21	$12.52
Total ReturnE,F	5.72%	24.30%	13.19%	(10.07)%	.61%	7.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.35%	1.55%	1.56%	1.48%	1.57%
Expenses net of fee waivers, if any	1.20%I	1.35%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.18%I	1.34%	1.44%	1.44%	1.45%	1.39%
Net investment income (loss)	1.19%I	1.31%	1.10%	1.01%B	.54%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$322,770	$248,124	$67,178	$61,601	$78,377	$96,731
Portfolio turnover rateJ	61%I	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.15	$12.37	$11.02	$12.25	$12.53	$11.92
Income from Investment Operations
Net investment income (loss)A	.09	.19	.13	.12B	.07	.11
Net realized and unrealized gain (loss)	.76	2.75	1.30	(1.35)	–C	.75
Total from investment operations	.85	2.94	1.43	(1.23)	.07	.86
Distributions from net investment income	(.12)	(.10)	(.09)	–	(.06)	(.07)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.35)	(.17)D	(.09)	–	(.36)	(.27)
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	.02
Net asset value, end of period	$15.65	$15.15	$12.37	$11.02	$12.25	$12.53
Total ReturnE,F	5.72%	24.25%	13.16%	(10.04)%	.61%	7.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.32%	1.59%	1.54%	1.56%	1.60%
Expenses net of fee waivers, if any	1.20%I	1.32%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.18%I	1.30%	1.44%	1.43%	1.45%	1.39%
Net investment income (loss)	1.18%I	1.34%	1.10%	1.01%B	.54%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$113,879	$97,170	$8,337	$1,410	$481	$1,076
Portfolio turnover rateJ	61%I	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets Discovery, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$75,304,663
Gross unrealized depreciation	(20,103,814)
Net unrealized appreciation (depreciation)	$55,200,849
Tax cost	$438,465,460

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,366,920 and $133,961,938, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .84% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$24,011	$2,062
Class M	.25%	.25%	27,010	210
Class C	.75%	.25%	80,740	31,635
			$131,761	$33,907

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24,541
Class M	3,114
Class C(a)	2,571
$30,226

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$21,208.22
Class M	13,159.24
Class C	18,022.22
Emerging Markets Discovery	277,252.18
Class I	95,551.18
	$425,192

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $416 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $630 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84,610. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47,822 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,154.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$92,921	$29,900
Class M	27,822	10,789
Class C	20,272	1,070
Emerging Markets Discovery	2,195,902	534,294
Class I	744,924	83,753
Total	$3,081,841	$659,806
From net realized gain
Class A	$259,988	$29,370
Class M	145,433	15,653
Class C	230,640	12,406
Emerging Markets Discovery	4,430,326	375,874
Class I	1,477,005	52,117
Total	$6,543,392	$485,420

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	528,719	938,873	$8,259,782	$12,644,829
Reinvestment of distributions	23,808	4,936	349,501	55,853
Shares redeemed	(168,405)	(303,068)	(2,599,328)	(4,070,793)
Net increase (decrease)	384,122	640,741	$6,009,955	$8,629,889
Class M
Shares sold	172,925	451,879	$2,753,615	$5,910,208
Reinvestment of distributions	11,842	2,312	173,255	26,067
Shares redeemed	(36,980)	(60,393)	(575,283)	(796,878)
Net increase (decrease)	147,787	393,798	$2,351,587	$5,139,397
Class C
Shares sold	237,730	856,704	$3,636,449	$11,379,958
Reinvestment of distributions	17,447	1,203	250,359	13,340
Shares redeemed	(70,835)	(74,143)	(1,082,998)	(999,641)
Net increase (decrease)	184,342	783,764	$2,803,810	$10,393,657
Emerging Markets Discovery
Shares sold	8,529,995	14,972,932	$132,775,274	$202,173,147
Reinvestment of distributions	427,373	74,929	6,303,758	850,905
Shares redeemed	(4,700,390)	(4,082,672)	(73,819,563)	(56,381,917)
Net increase (decrease)	4,256,978	10,965,189	$65,259,469	$146,642,135
Class I
Shares sold	1,639,474	6,604,470	$25,756,533	$89,627,624
Reinvestment of distributions	148,725	11,894	2,198,156	135,413
Shares redeemed	(924,178)	(877,747)	(14,459,557)	(11,209,247)
Net increase (decrease)	864,021	5,738,617	$13,495,132	$78,553,790

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2
Naspers Ltd. Class N (South Africa, Media)	2.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.0
14.1

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	18.5
Information Technology	16.7
Consumer Discretionary	11.2
Energy	8.3
Materials	6.3

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	13.9
Korea (South)	8.5
Brazil	6.9
South Africa	6.7
India	6.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks and Equity Futures	74.7%
Bonds	22.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

Fidelity® Total Emerging Markets Fund

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.1%
		Shares	Value
Argentina - 0.6%
Central Puerto SA sponsored ADR (a)		56,760	$878,077
Grupo Superveille SA sponsored ADR		57,900	1,617,726
Telecom Argentina SA Class B sponsored ADR		31,734	953,289
YPF SA Class D sponsored ADR		80,740	1,767,399

TOTAL ARGENTINA			5,216,491

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)		659,236	321,951
Bermuda - 0.8%
AGTech Holdings Ltd. (a)		2,284,000	248,833
China Resource Gas Group Ltd.		432,000	1,588,726
Credicorp Ltd. (United States)		11,900	2,766,631
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	32,781
Shangri-La Asia Ltd.		1,142,000	2,222,464

TOTAL BERMUDA			6,859,435

Brazil - 3.0%
Azul SA sponsored ADR		57,700	1,788,700
B2W Companhia Global do Varejo (a)		614,117	5,066,220
Banco do Brasil SA		327,700	3,433,030
BTG Pactual Participations Ltd. unit		231,100	1,476,370
Companhia de Saneamento de Minas Gerais		126,636	1,821,893
Cosan SA Industria e Comercio		32,455	368,537
Direcional Engenharia SA (a)		556,800	967,947
Localiza Rent A Car SA		208,085	1,656,626
Petrobras Distribuidora SA		218,300	1,430,740
Vale SA sponsored ADR		622,768	8,619,109

TOTAL BRAZIL			26,629,172

British Virgin Islands - 0.6%
Despegar.com Corp.		30,400	892,544
Mail.Ru Group Ltd. GDR (Reg. S) (a)		126,700	4,003,720

TOTAL BRITISH VIRGIN ISLANDS			4,896,264

Canada - 0.2%
Pan American Silver Corp.		120,300	1,939,236
Cayman Islands - 13.9%
58.com, Inc. ADR (a)		60,950	5,326,421
Alibaba Group Holding Ltd. sponsored ADR (a)		151,300	27,013,102
Bilibili, Inc. ADR (a)		21,479	234,551
BizLink Holding, Inc.		56,587	417,121
China Biologic Products Holdings, Inc.		11,300	981,631
China Literature Ltd. (a)(b)		1,326,639	10,686,216
China Resources Land Ltd.		684,800	2,571,923
ENN Energy Holdings Ltd.		114,500	1,070,750
Haitian International Holdings Ltd.		547,000	1,455,732
JD.com, Inc. sponsored ADR (a)		435,100	15,885,501
Kingsoft Corp. Ltd.		834,000	2,476,459
Momo, Inc. ADR (a)		65,100	2,271,990
NetEase, Inc. ADR		18,800	4,832,916
Ping An Healthcare and Technology Co. Ltd. (a)		27,500	192,008
Secoo Holding Ltd. ADR		16,200	168,156
Shimao Property Holdings Ltd.		732,700	1,938,040
Tencent Holdings Ltd.		845,550	41,569,700
Uni-President China Holdings Ltd.		3,608,600	3,411,327
Vipshop Holdings Ltd. ADR (a)		23,600	365,328
Yirendai Ltd. sponsored ADR (c)		28,200	994,614

TOTAL CAYMAN ISLANDS			123,863,486

Chile - 0.7%
Compania Cervecerias Unidas SA sponsored ADR		96,800	2,673,616
Enersis SA		4,110,392	938,201
Inversiones La Construccion SA		50,571	1,001,757
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		12,900	708,081
Vina Concha y Toro SA		567,835	1,296,089

TOTAL CHILE			6,617,744

China - 6.5%
Anhui Conch Cement Co. Ltd. (H Shares)		187,000	1,167,157
BBMG Corp. (H Shares)		3,136,000	1,430,356
China International Travel Service Corp. Ltd. (A Shares)		241,700	1,975,951
China Life Insurance Co. Ltd. (H Shares)		2,278,834	6,462,682
China Longyuan Power Grid Corp. Ltd. (H Shares)		3,768,960	3,701,949
China Oilfield Services Ltd. (H Shares)		1,676,000	1,672,138
China Pacific Insurance (Group) Co. Ltd. (H Shares)		933,706	4,120,144
China Petroleum & Chemical Corp. (H Shares)		4,714,000	4,590,773
China Telecom Corp. Ltd. (H Shares)		6,741,949	3,268,038
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		146,500	887,333
Industrial & Commercial Bank of China Ltd. (H Shares)		20,317,160	17,836,061
PICC Property & Casualty Co. Ltd. (H Shares)		898,580	1,608,610
Qingdao Haier Co. Ltd.		652,151	1,761,640
Shanghai International Airport Co. Ltd. (A Shares)		282,082	2,215,513
Shenzhen Inovance Technology Co. Ltd. Class A		149,700	774,673
Tsingtao Brewery Co. Ltd. (H Shares)		516,000	2,671,536
Zhengzhou Yutong Bus Co. Ltd.		398,890	1,288,674

TOTAL CHINA			57,433,228

Cyprus - 0.0%
Etalon Group PLC GDR (Reg. S)		44,588	127,076
Egypt - 0.0%
Six of October Development & Investment Co. (a)		149,100	225,571
Greece - 0.4%
Titan Cement Co. SA (Reg.)		132,700	3,501,430
Hong Kong - 3.7%
China Overseas Land and Investment Ltd.		1,263,800	4,234,528
China Resources Beer Holdings Co. Ltd.		1,302,666	5,610,489
China Resources Power Holdings Co. Ltd.		651,709	1,250,052
China Unicom Ltd.		1,212,900	1,715,100
China Unicom Ltd. sponsored ADR (a)		217,620	3,053,209
CNOOC Ltd.		3,141,000	5,313,673
CSPC Pharmaceutical Group Ltd.		1,736,000	4,421,694
Far East Horizon Ltd.		4,862,980	4,825,475
Techtronic Industries Co. Ltd.		265,000	1,552,421
Yuexiu Property Co. Ltd.		3,396,000	764,039

TOTAL HONG KONG			32,740,680

India - 6.5%
Adani Ports & Special Economic Zone Ltd.		364,712	2,230,975
Axis Bank Ltd.		386,394	2,995,503
Bharat Petroleum Corp. Ltd.		380,260	2,209,472
Bharti Airtel Ltd.		287,390	1,764,832
Bharti Infratel Ltd.		256,699	1,208,130
Federal Bank Ltd.		1,703,445	2,508,706
Future Retail Ltd.		82,201	742,736
ICICI Bank Ltd.		378,092	1,615,849
ICICI Bank Ltd. sponsored ADR		405,540	3,451,145
Indraprastha Gas Ltd.		321,583	1,386,948
InterGlobe Aviation Ltd. (b)		60,919	1,282,642
ITC Ltd.		637,313	2,693,288
JK Cement Ltd.		105,665	1,587,270
Larsen & Toubro Ltd.		133,138	2,798,784
LIC Housing Finance Ltd.		631,590	5,170,992
Lupin Ltd. (a)		243,314	2,963,566
Manappuram General Finance & Leasing Ltd.		867,769	1,587,795
Petronet LNG Ltd.		374,159	1,273,898
Phoenix Mills Ltd. (a)		232,863	2,183,827
Power Grid Corp. of India Ltd.		366,482	1,143,689
Reliance Industries Ltd.		515,804	7,447,384
SREI Infrastructure Finance Ltd.		116,223	148,878
State Bank of India		798,416	2,950,056
Sun Pharmaceutical Industries Ltd.		534,875	4,243,296
Tejas Networks Ltd. (b)		43,354	217,505

TOTAL INDIA			57,807,166

Indonesia - 1.7%
PT Astra International Tbk		4,917,300	2,516,807
PT Bank Mandiri (Persero) Tbk		4,668,200	2,364,698
PT Bank Rakyat Indonesia Tbk		16,273,000	3,752,041
PT Indocement Tunggal Prakarsa Tbk		699,500	885,225
PT Kalbe Farma Tbk		9,595,000	1,035,824
PT Link Net Tbk		576,000	224,358
PT Media Nusantara Citra Tbk		14,034,000	1,327,708
PT Perusahaan Gas Negara Tbk Series B		1,564,500	221,461
PT Semen Gresik (Persero) Tbk		2,533,900	1,750,127
PT Telekomunikasi Indonesia Tbk Series B		5,150,500	1,405,441

TOTAL INDONESIA			15,483,690

Israel - 0.1%
Bezeq The Israel Telecommunication Corp. Ltd.		924,855	1,167,199
Italy - 0.4%
Prada SpA		729,700	3,702,429
Japan - 0.5%
GMO Internet, Inc.		15,162	279,468
Panasonic Corp.		87,700	1,298,587
Renesas Electronics Corp. (a)		55,100	578,621
SoftBank Corp.		14,230	1,087,296
Sumco Corp.		46,100	1,139,427

TOTAL JAPAN			4,383,399

Korea (South) - 7.0%
AMOREPACIFIC Group, Inc.		30,584	4,083,864
BS Financial Group, Inc.		690,653	6,739,336
Coway Co. Ltd.		18,389	1,502,475
Daou Technology, Inc.		97,211	2,192,166
Hanon Systems		122,443	1,246,239
Hyundai Fire & Marine Insurance Co. Ltd.		58,730	2,097,647
Hyundai Mobis		23,645	5,475,603
Iljin Materials Co. Ltd.		24,542	766,562
InterPark INT Corp.		29,545	243,329
KB Financial Group, Inc.		121,485	6,883,650
KEPCO Plant Service & Engineering Co. Ltd.		19,627	929,186
Korea Electric Power Corp.		13,372	466,521
Korean Reinsurance Co.		89,944	991,049
KT Corp.		12,432	315,245
KT Corp. sponsored ADR		14,390	193,258
LG Chemical Ltd.		12,183	4,095,413
LG Corp.		26,031	1,971,300
NAVER Corp.		1,694	1,132,576
POSCO		11,279	3,875,869
Samsung Electronics Co. Ltd.		774	1,917,972
Samsung Life Insurance Co. Ltd.		18,851	2,059,497
Samsung SDI Co. Ltd.		24,651	4,223,880
Shinhan Financial Group Co. Ltd.		137,063	6,086,575
SK Hynix, Inc.		36,714	2,896,872

TOTAL KOREA (SOUTH)			62,386,084

Luxembourg - 0.4%
Samsonite International SA		743,100	3,351,897
Mauritius - 0.1%
MakeMyTrip Ltd. (a)		24,400	900,360
Mexico - 1.3%
America Movil S.A.B. de CV Series L sponsored ADR		55,600	1,028,044
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		134,200	1,395,958
Grupo Financiero Banorte S.A.B. de CV Series O		446,629	2,794,588
Macquarie Mexican (REIT) (b)		1,790,370	1,910,795
Promotora y Operadora de Infraestructura S.A.B. de CV		110,395	1,131,218
Wal-Mart de Mexico SA de CV Series V		1,297,400	3,605,267

TOTAL MEXICO			11,865,870

Netherlands - 0.8%
VEON Ltd. sponsored ADR		506,060	1,391,665
Yandex NV Series A (a)		183,287	6,114,454

TOTAL NETHERLANDS			7,506,119

Nigeria - 0.4%
Guaranty Trust Bank PLC		3,465,183	433,148
Guaranty Trust Bank PLC GDR (Reg. S)		124,480	778,000
Transnational Corp. of Nigeria PLC		41,804,033	197,408
Zenith Bank PLC		25,199,714	1,921,478

TOTAL NIGERIA			3,330,034

Pakistan - 0.2%
Habib Bank Ltd.		1,221,800	2,058,358
Panama - 0.2%
Copa Holdings SA Class A		14,649	1,716,423
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR		168,500	2,687,575
Philippines - 0.7%
International Container Terminal Services, Inc.		440,740	719,961
Metro Pacific Investments Corp.		4,170,000	410,758
Metropolitan Bank & Trust Co.		2,202,852	3,613,488
Robinsons Land Corp.		3,586,960	1,238,952

TOTAL PHILIPPINES			5,983,159

Russia - 3.2%
Lukoil PJSC sponsored ADR		83,200	5,557,760
MMC Norilsk Nickel PJSC sponsored ADR		264,700	4,551,517
Mobile TeleSystems OJSC		77,402	365,645
Mobile TeleSystems OJSC sponsored ADR		17,700	185,850
NOVATEK OAO GDR (Reg. S)		19,700	2,501,900
RusHydro PJSC		40,112,900	474,558
Sberbank of Russia		1,443,230	5,144,386
Sberbank of Russia sponsored ADR		472,584	7,041,502
Tatneft PAO		159,600	1,700,736
Unipro PJSC		22,668,700	999,298

TOTAL RUSSIA			28,523,152

Singapore - 0.2%
First Resources Ltd.		1,178,200	1,498,159
South Africa - 6.3%
Aspen Pharmacare Holdings Ltd.		137,306	2,960,546
Barclays Africa Group Ltd.		298,074	4,365,972
Bidvest Group Ltd.		131,156	2,569,236
FirstRand Ltd.		725,000	3,882,757
Imperial Holdings Ltd.		303,164	5,831,692
Life Healthcare Group Holdings Ltd.		924,000	2,178,130
Mr Price Group Ltd.		108,300	2,376,520
MTN Group Ltd.		253,820	2,547,516
Naspers Ltd. Class N		78,445	19,110,737
Nedbank Group Ltd.		92,080	2,195,925
Sasol Ltd.		102,100	3,649,806
Tiger Brands Ltd.		131,600	4,112,947

TOTAL SOUTH AFRICA			55,781,784

Taiwan - 4.2%
Advantech Co. Ltd.		67,897	465,287
Chroma ATE, Inc.		189,000	948,654
GlobalWafers Co. Ltd.		188,300	3,032,377
King's Town Bank		561,600	671,497
LandMark Optoelectronics Corp.		119,000	1,107,923
Largan Precision Co. Ltd.		29,403	3,413,754
MediaTek, Inc.		47,000	533,613
Nanya Technology Corp.		410,000	1,274,021
PChome Online, Inc.		70,032	323,828
Taiwan Semiconductor Manufacturing Co. Ltd.		2,088,000	15,876,838
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		97,142	3,735,110
Unified-President Enterprises Corp.		1,642,000	3,944,745
United Microelectronics Corp.		2,930,000	1,577,269

TOTAL TAIWAN			36,904,916

Thailand - 0.8%
PTT Global Chemical PCL (For. Reg.)		1,370,300	4,233,719
Siam Cement PCL (For. Reg.)		183,100	2,707,530

TOTAL THAILAND			6,941,249

Turkey - 1.0%
Bim Birlesik Magazalar A/S JSC		126,000	2,138,721
Tupras Turkiye Petrol Rafinerileri A/S		96,200	2,451,121
Turkcell Iletisim Hizmet A/S		608,300	2,090,512
Turkcell Iletisim Hizmet A/S sponsored ADR		22,300	192,895
Turkiye Garanti Bankasi A/S		1,036,000	2,348,923

TOTAL TURKEY			9,222,172

United Arab Emirates - 0.9%
DP World Ltd.		84,146	1,872,249
Emaar Properties PJSC		2,053,422	3,236,817
National Bank of Abu Dhabi PJSC		828,009	2,795,233

TOTAL UNITED ARAB EMIRATES			7,904,299

United Kingdom - 0.2%
Fresnillo PLC		76,100	1,335,778
United States of America - 0.3%
MercadoLibre, Inc.		8,301	2,819,103
TOTAL COMMON STOCKS
(Cost $539,412,497)			605,632,138

Nonconvertible Preferred Stocks - 5.2%
Brazil - 3.7%
Ambev SA sponsored ADR		746,600	4,942,492
Banco do Estado Rio Grande do Sul SA		278,720	1,598,391
Companhia Paranaense de Energia-Copel:
(PN-B)		4,815	36,822
(PN-B) sponsored ADR		266,052	2,040,619
Fibria Celulose SA sponsored ADR		182,000	3,559,920
Itau Unibanco Holding SA sponsored ADR		597,441	8,680,818
Metalurgica Gerdau SA (PN)		1,103,070	2,462,322
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)		593,606	7,805,919
Telefonica Brasil SA		159,843	2,242,146

TOTAL BRAZIL			33,369,449

Korea (South) - 1.5%
Hyundai Motor Co. Series 2		60,525	6,499,405
Samsung Electronics Co. Ltd.		2,469	4,873,806
Samsung Fire & Marine Insurance Co. Ltd.		10,998	1,884,477

TOTAL KOREA (SOUTH)			13,257,688

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $37,036,050)			46,627,137
		Principal Amount(d)	Value

Nonconvertible Bonds - 5.4%
Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,330,000	2,545,525
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		3,975,000	4,270,661

TOTAL AZERBAIJAN			6,816,186

Bahrain - 0.1%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		655,000	635,940
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,300,000	2,364,492
JSC BGEO Group 6% 7/26/23 (b)		850,000	855,270
JSC Georgian Railway 7.75% 7/11/22 (b)		2,000,000	2,144,936

TOTAL GEORGIA			5,364,698

Ireland - 0.4%
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (b)		1,400,000	1,449,280
6.8% 11/22/25 (b)		2,025,000	2,188,215

TOTAL IRELAND			3,637,495

Israel - 0.0%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		275,000	336,188
Mexico - 1.2%
Pemex Project Funding Master Trust:
6.625% 6/15/35		3,875,000	3,849,813
8.625% 2/1/22		300,000	338,010
Petroleos Mexicanos:
6.5% 3/13/27		1,505,000	1,558,593
6.5% 6/2/41		3,950,000	3,782,125
6.875% 8/4/26		1,200,000	1,285,200

TOTAL MEXICO			10,813,741

Mongolia - 0.1%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		850,000	905,264
Netherlands - 0.0%
Metinvest BV:
7.75% 4/23/23 (b)		200,000	194,440
8.5% 4/23/26 (b)		265,000	254,983

TOTAL NETHERLANDS			449,423

Oman - 0.1%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		1,000,000	934,436
South Africa - 0.4%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		500,000	498,570
6.75% 8/6/23 (b)		2,825,000	2,860,313

TOTAL SOUTH AFRICA			3,358,883

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		256,875	257,132
9.75% 8/14/19 (b)		750,000	789,375

TOTAL TRINIDAD & TOBAGO			1,046,507

Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		525,000	486,152
Turkey - 0.1%
Export Credit Bank of Turkey 5% 9/23/21 (b)		400,000	394,000
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		305,000	304,085

TOTAL TURKEY			698,085

United Arab Emirates - 0.4%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		2,170,000	2,042,673
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		340,000	359,652
DP World Ltd. 6.85% 7/2/37 (Reg. S)		500,000	594,048
Oztel Holdings SPC Ltd.:
5.625% 10/24/23 (b)		120,000	117,750
6.625% 4/24/28 (b)		180,000	174,938

TOTAL UNITED ARAB EMIRATES			3,289,061

United Kingdom - 0.5%
Biz Finance PLC 9.625% 4/27/22 (b)		3,950,000	4,088,250
Venezuela - 0.5%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		1,750,000	457,625
5.5% 4/12/37 (e)		1,000,000	265,000
6% 5/16/24 (b)(e)		3,600,000	909,000
6% 11/15/26 (Reg. S) (e)		2,450,000	614,705
8.5% 10/27/20 (Reg. S) (e)		3,000,000	2,598,000

TOTAL VENEZUELA			4,844,330

TOTAL NONCONVERTIBLE BONDS
(Cost $49,745,118)			47,704,639

Government Obligations - 16.9%
Argentina - 2.1%
Argentine Republic:
5.875% 1/11/28		1,730,000	1,584,680
6.875% 1/26/27		1,800,000	1,792,818
6.875% 1/11/48		2,615,000	2,323,428
7.125% 7/6/36		3,200,000	3,043,200
7.5% 4/22/26		7,385,000	7,739,480
7.82% 12/31/33	EUR	1,685,727	2,241,789

TOTAL ARGENTINA			18,725,395

Armenia - 0.2%
Republic of Armenia 7.15% 3/26/25 (b)		1,820,000	1,953,315
Belarus - 0.1%
Belarus Republic 7.625% 6/29/27 (b)		515,000	553,831
Brazil - 0.2%
Brazilian Federative Republic:
8.25% 1/20/34		1,350,000	1,672,664
12.25% 3/6/30		100,000	160,250

TOTAL BRAZIL			1,832,914

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		2,050,000	2,352,703
Dominican Republic - 0.1%
Dominican Republic 5.95% 1/25/27 (b)		400,000	409,000
Ecuador - 0.5%
Ecuador Republic:
7.95% 6/20/24 (b)		520,000	488,800
8.75% 6/2/23 (b)		1,700,000	1,666,000
8.875% 10/23/27 (b)		710,000	669,175
9.625% 6/2/27 (b)		200,000	196,000
9.65% 12/13/26 (b)		850,000	837,250
10.75% 3/28/22 (b)		450,000	474,750

TOTAL ECUADOR			4,331,975

Egypt - 1.2%
Arab Republic of Egypt:
, yield at date of purchase 18.0995% 10/16/18	EGP	12,000,000	630,114
4.75% 4/16/26 (b)	EUR	105,000	126,411
5.577% 2/21/23 (b)		945,000	948,308
5.625% 4/16/30 (b)	EUR	105,000	125,276
6.125% 1/31/22 (b)		1,200,000	1,231,440
7.5% 1/31/27 (b)		1,950,000	2,057,835
7.903% 2/21/48 (b)		2,025,000	2,052,301
8.5% 1/31/47 (b)		3,000,000	3,214,068

TOTAL EGYPT			10,385,753

El Salvador - 1.1%
El Salvador Republic:
6.375% 1/18/27 (b)		1,250,000	1,234,375
7.375% 12/1/19		1,375,000	1,418,491
7.625% 2/1/41 (b)		2,050,000	2,132,390
7.65% 6/15/35 (Reg. S)		1,800,000	1,872,000
8.625% 2/28/29 (b)		2,960,000	3,381,800

TOTAL EL SALVADOR			10,039,056

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		1,740,000	1,758,479
Gabon - 0.1%
Gabonese Republic:
6.375% 12/12/24 (b)		850,000	828,403
6.95% 6/16/25 (b)		300,000	298,985

TOTAL GABON			1,127,388

Ghana - 0.7%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		2,350,000	2,549,045
8.125% 1/18/26 (b)		1,200,000	1,282,594
9.25% 9/15/22 (b)		1,350,000	1,535,625
10.75% 10/14/30 (b)		600,000	775,620

TOTAL GHANA			6,142,884

Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27		750,000	773,430
Iraq - 0.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		2,600,000	2,452,372
6.752% 3/9/23 (b)		385,000	384,718

TOTAL IRAQ			2,837,090

Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		2,504,250	2,395,566
Jordan - 0.7%
Jordanian Kingdom:
5.75% 1/31/27 (b)		1,050,000	997,059
6.125% 1/29/26 (b)		2,650,000	2,594,191
7.375% 10/10/47 (b)		2,710,000	2,639,052

TOTAL JORDAN			6,230,302

Kuwait - 0.4%
State of Kuwait 3.5% 3/20/27 (b)		4,090,000	3,934,408
Lebanon - 2.0%
Lebanese Republic:
5.15% 11/12/18		1,000,000	996,600
5.45% 11/28/19		4,000,000	3,938,504
6% 5/20/19		4,075,000	4,073,778
6.1% 10/4/22		3,135,000	2,982,545
6.375% 3/9/20		5,525,000	5,505,143

TOTAL LEBANON			17,496,570

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		850,000	941,368
Nigeria - 0.3%
Republic of Nigeria:
, yield at date of purchase 11.2564% to 15.189% 8/16/18	NGN	795,000,000	2,141,525
6.5% 11/28/27 (b)		395,000	397,632

TOTAL NIGERIA			2,539,157

Oman - 0.3%
Sultanate of Oman:
6.5% 3/8/47 (b)		780,000	719,238
6.75% 1/17/48 (b)		2,000,000	1,882,796

TOTAL OMAN			2,602,034

Pakistan - 0.1%
Islamic Republic of Pakistan 6.875% 12/5/27 (b)		750,000	701,472
Paraguay - 0.1%
Republic of Paraguay 4.7% 3/27/27 (b)		535,000	532,325
Qatar - 0.9%
State of Qatar:
2.375% 6/2/21		850,000	819,196
3.25% 6/2/26		950,000	887,870
3.875% 4/23/23 (b)		335,000	333,610
4.5% 4/23/28 (b)		955,000	953,189
5.103% 4/23/48 (b)		2,075,000	2,056,636
9.75% 6/15/30 (Reg. S)		2,180,000	3,196,490

TOTAL QATAR			8,246,991

Russia - 0.6%
Ministry of Finance Russian Federation:
4.75% 5/27/26 (b)		600,000	609,486
4.75% 5/27/26		400,000	406,324
Russian Federation:
4.25% 6/23/27 (b)		800,000	780,754
5.25% 6/23/47 (b)		3,200,000	3,100,557
5.625% 4/4/42 (b)		600,000	628,800
Russian Federation Ministry of Finance 4.375% 3/21/29 (b)		200,000	193,703

TOTAL RUSSIA			5,719,624

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		1,625,000	1,662,294
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		1,625,000	1,520,074
4.5% 10/26/46 (b)		1,410,000	1,274,124

TOTAL SAUDI ARABIA			2,794,198

Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		750,000	723,617
6.85% 11/3/25 (b)		500,000	510,678

TOTAL SRI LANKA			1,234,295

Suriname - 0.4%
Republic of Suriname:
9.25% 10/26/26		200,000	206,000
9.25% 10/26/26 (b)		3,550,000	3,656,500

TOTAL SURINAME			3,862,500

TAJIKISTAN - 0.1%
Tajikistan Republic 7.125% 9/14/27 (b)		875,000	810,381
Turkey - 1.4%
Turkish Republic:
4.875% 10/9/26		400,000	373,600
5.125% 2/17/28		1,295,000	1,210,178
5.75% 3/22/24		550,000	557,574
5.75% 5/11/47		650,000	567,607
6% 3/25/27		2,150,000	2,157,869
6.25% 9/26/22		850,000	893,573
6.875% 3/17/36		1,975,000	2,028,349
7.25% 3/5/38		1,300,000	1,387,859
7.375% 2/5/25		350,000	383,576
8% 2/14/34		1,205,000	1,383,950
11.875% 1/15/30		165,000	242,138
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,500,000	1,503,159

TOTAL TURKEY			12,689,432

Ukraine - 1.1%
Ukraine Government:
7.75% 9/1/20 (b)		1,275,000	1,325,363
7.75% 9/1/21 (b)		3,555,000	3,671,249
7.75% 9/1/22 (b)		4,950,000	5,047,812

TOTAL UKRAINE			10,044,424

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.41% to 1.8% 5/3/18 to 7/26/18 (f)		590,000	588,040
Venezuela - 0.2%
Venezuelan Republic:
7.65% 4/21/25 (e)		500,000	141,250
9% 5/7/23 (Reg. S) (e)		625,000	178,125
9.25% 9/15/27(e)		2,150,000	666,500
9.25% 5/7/28 (Reg. S) (e)		2,500,000	706,250

TOTAL VENEZUELA			1,692,125

Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		400,000	402,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $153,233,833)			150,342,719
		Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.74% (g)		39,056,935	39,064,746
Fidelity Securities Lending Cash Central Fund 1.74% (g)(h)		1,011,515	1,011,616
TOTAL MONEY MARKET FUNDS
(Cost $40,074,625)			40,076,362
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $819,502,123)			890,382,995
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(562,280)
NET ASSETS - 100%			$889,820,715

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	211	June 2018	$12,155,710	$(142,199)	$(142,199)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $9,955,367.

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

NGN – Nigerian naira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,520,974 or 13.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $588,040.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$234,090
Fidelity Securities Lending Cash Central Fund	12,065
Total	$246,155

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$99,641,108	$40,643,847	$58,997,261	$--
Consumer Staples	42,682,540	18,740,049	23,942,491	--
Energy	44,660,710	22,153,372	22,507,338	--
Financials	151,396,549	60,194,051	91,202,498	--
Health Care	18,976,695	981,631	17,995,064	--
Industrials	28,214,971	12,461,660	15,753,311	--
Information Technology	148,891,054	75,155,165	73,735,889	--
Materials	54,747,440	33,460,381	21,287,059	--
Real Estate	18,431,568	5,500,259	12,931,309	--
Telecommunication Services	26,399,668	12,498,067	13,901,601	--
Utilities	18,216,972	7,386,876	10,830,096	--
Corporate Bonds	47,704,639	--	47,704,639	--
Government Obligations	150,342,719	--	150,342,719	--
Money Market Funds	40,076,362	40,076,362	--	--
Total Investments in Securities:	$890,382,995	$329,251,720	$561,131,275	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(142,199)	$(142,199)	$--	$--
Total Liabilities	$(142,199)	$(142,199)	$--	$--
Total Derivative Instruments:	$(142,199)	$(142,199)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$168,008,172
Level 2 to Level 1	$1,722,477

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(142,199)
Total Equity Risk	0	(142,199)
Total Value of Derivatives	$0	$(142,199)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.9%
BBB	2.1%
BB	2.9%
B	11.1%
CCC,CC,C	2.1%
D	0.2%
Not Rated	1.6%
Equities	73.3%
Short-Term Investments and Net Other Assets	4.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $991,087) — See accompanying schedule: Unaffiliated issuers (cost $779,427,498)	$850,306,633
Fidelity Central Funds (cost $40,074,625)	40,076,362
Total Investment in Securities (cost $819,502,123)		$890,382,995
Foreign currency held at value (cost $1,618,085)		1,618,123
Receivable for investments sold		2,766,197
Receivable for fund shares sold		1,442,524
Dividends receivable		567,946
Interest receivable		3,106,967
Distributions receivable from Fidelity Central Funds		54,329
Prepaid expenses		295
Other receivables		160,331
Total assets		900,099,707
Liabilities
Payable to custodian bank	$286,337
Payable for investments purchased	6,148,128
Payable for fund shares redeemed	1,542,475
Accrued management fee	587,798
Distribution and service plan fees payable	52,483
Payable for daily variation margin on futures contracts	100,225
Other affiliated payables	172,920
Other payables and accrued expenses	377,026
Collateral on securities loaned	1,011,600
Total liabilities		10,278,992
Net Assets		$889,820,715
Net Assets consist of:
Paid in capital		$812,467,172
Undistributed net investment income		4,020,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,808,263
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,524,810
Net Assets		$889,820,715
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($49,758,270 ÷ 3,732,946 shares)		$13.33
Maximum offering price per share (100/94.25 of $13.33)		$14.14
Class M:
Net Asset Value and redemption price per share ($10,177,475 ÷ 763,612 shares)		$13.33
Maximum offering price per share (100/96.50 of $13.33)		$13.81
Class C:
Net Asset Value and offering price per share ($45,585,320 ÷ 3,445,331 shares)(a)		$13.23
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($317,289,699 ÷ 23,758,433 shares)		$13.35
Class I:
Net Asset Value, offering price and redemption price per share ($467,009,951 ÷ 35,013,439 shares)		$13.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$5,615,105
Interest		5,373,621
Income from Fidelity Central Funds		246,155
Income before foreign taxes withheld		11,234,881
Less foreign taxes withheld		(673,906)
Total income		10,560,975
Expenses
Management fee	$3,319,473
Transfer agent fees	773,104
Distribution and service plan fees	293,796
Accounting and security lending fees	200,026
Custodian fees and expenses	276,403
Independent trustees' fees and expenses	1,596
Registration fees	68,467
Audit	39,734
Legal	1,561
Miscellaneous	2,178
Total expenses before reductions	4,976,338
Expense reductions	(91,097)	4,885,241
Net investment income (loss)		5,675,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,106,347
Fidelity Central Funds	18
Foreign currency transactions	(125,392)
Futures contracts	740,961
Total net realized gain (loss)		6,721,934
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $460,015)	(10,078,136)
Fidelity Central Funds	17
Assets and liabilities in foreign currencies	(23,671)
Futures contracts	(142,199)
Total change in net unrealized appreciation (depreciation)		(10,243,989)
Net gain (loss)		(3,522,055)
Net increase (decrease) in net assets resulting from operations		$2,153,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,675,734	$9,051,354
Net realized gain (loss)	6,721,934	10,774,070
Change in net unrealized appreciation (depreciation)	(10,243,989)	71,398,614
Net increase (decrease) in net assets resulting from operations	2,153,679	91,224,038
Distributions to shareholders from net investment income	(9,831,547)	(1,957,793)
Distributions to shareholders from net realized gain	(10,441,996)	(138,064)
Total distributions	(20,273,543)	(2,095,857)
Share transactions - net increase (decrease)	178,463,572	485,742,909
Redemption fees	23,777	215,914
Total increase (decrease) in net assets	160,367,485	575,087,004
Net Assets
Beginning of period	729,453,230	154,366,226
End of period	$889,820,715	$729,453,230
Other Information
Undistributed net investment income end of period	$4,020,470	$8,176,283

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$11.33	$10.35	$11.56	$11.37	$10.86
Income from Investment Operations
Net investment income (loss)A	.08	.24	.26	.28	.18	.18
Net realized and unrealized gain (loss)	.03B	2.11	.96	(1.30)	.19	.48
Total from investment operations	.11	2.35	1.22	(1.02)	.37	.66
Distributions from net investment income	(.16)	(.12)	(.24)	(.17)	(.18)	(.15)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.34)C	(.13)	(.24)	(.19)	(.18)	(.16)
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	.01
Net asset value, end of period	$13.33	$13.56	$11.33	$10.35	$11.56	$11.37
Total ReturnE,F,G	.85%	21.13%	12.13%	(8.92)%	3.30%	6.23%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.38%J	1.47%	1.87%	1.93%	1.98%	1.89%
Expenses net of fee waivers, if any	1.38%J	1.47%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.36%J	1.46%	1.64%	1.64%	1.65%	1.62%
Net investment income (loss)	1.15%J	1.97%	2.47%	2.58%	1.61%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$49,758	$42,213	$15,206	$10,164	$13,627	$18,837
Portfolio turnover rateK	56%J	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.185 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$11.33	$10.33	$11.54	$11.34	$10.84
Income from Investment Operations
Net investment income (loss)A	.06	.20	.23	.25	.15	.15
Net realized and unrealized gain (loss)	.04B	2.11	.97	(1.30)	.19	.48
Total from investment operations	.10	2.31	1.20	(1.05)	.34	.63
Distributions from net investment income	(.13)	(.09)	(.20)	(.14)	(.14)	(.12)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.32)	(.10)	(.20)	(.16)	(.14)	(.14)C
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	.01
Net asset value, end of period	$13.33	$13.55	$11.33	$10.33	$11.54	$11.34
Total ReturnE,F,G	.72%	20.66%	11.92%	(9.18)%	3.04%	5.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.73%J	1.82%	2.22%	2.27%	2.32%	2.13%
Expenses net of fee waivers, if any	1.73%J	1.82%	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.70%J	1.81%	1.90%	1.89%	1.90%	1.88%
Net investment income (loss)	.81%J	1.62%	2.22%	2.33%	1.36%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,177	$8,751	$3,019	$3,331	$5,277	$5,967
Portfolio turnover rateK	56 %J	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.45	$11.25	$10.25	$11.47	$11.29	$10.80
Income from Investment Operations
Net investment income (loss)A	.03	.15	.18	.20	.10	.09
Net realized and unrealized gain (loss)	.03B	2.11	.97	(1.30)	.19	.47
Total from investment operations	.06	2.26	1.15	(1.10)	.29	.56
Distributions from net investment income	(.09)	(.06)	(.15)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.28)	(.07)	(.15)	(.12)	(.11)	(.08)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	.01
Net asset value, end of period	$13.23	$13.45	$11.25	$10.25	$11.47	$11.29
Total ReturnD,E,F	.45%	20.29%	11.36%	(9.68)%	2.56%	5.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.13%I	2.21%	2.62%	2.68%	2.72%	2.65%
Expenses net of fee waivers, if any	2.13%I	2.21%	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.11%I	2.20%	2.39%	2.39%	2.40%	2.37%
Net investment income (loss)	.41%I	1.23%	1.72%	1.83%	.86%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$45,585	$34,869	$10,710	$7,736	$10,104	$7,436
Portfolio turnover rateJ	56%I	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.58	$11.34	$10.38	$11.60	$11.40	$10.89
Income from Investment Operations
Net investment income (loss)A	.10	.27	.28	.31	.21	.21
Net realized and unrealized gain (loss)	.03B	2.10	.97	(1.31)	.19	.47
Total from investment operations	.13	2.37	1.25	(1.00)	.40	.68
Distributions from net investment income	(.17)	(.14)	(.29)	(.20)	(.20)	(.17)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.36)	(.14)C	(.29)	(.22)	(.20)	(.18)
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	.01
Net asset value, end of period	$13.35	$13.58	$11.34	$10.38	$11.60	$11.40
Total ReturnE,F	.98%	21.37%	12.44%	(8.74)%	3.56%	6.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%I	1.26%	1.62%	1.72%	1.73%	1.56%
Expenses net of fee waivers, if any	1.12%I	1.26%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.09%I	1.24%	1.39%	1.39%	1.40%	1.38%
Net investment income (loss)	1.42%I	2.18%	2.72%	2.83%	1.86%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$317,290	$272,002	$104,332	$37,918	$45,763	$49,959
Portfolio turnover rateJ	56%I	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.009 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.58	$11.33	$10.37	$11.59	$11.40	$10.89
Income from Investment Operations
Net investment income (loss)A	.10	.28	.29	.31	.21	.20
Net realized and unrealized gain (loss)	.03B	2.11	.96	(1.31)	.18	.48
Total from investment operations	.13	2.39	1.25	(1.00)	.39	.68
Distributions from net investment income	(.19)	(.14)	(.29)	(.20)	(.20)	(.17)
Distributions from net realized gain	(.19)	(.01)	–	(.02)	–	(.01)
Total distributions	(.37)C	(.15)	(.29)	(.22)	(.20)	(.18)
Redemption fees added to paid in capitalA	–D	.01	–D	–D	–D	.01
Net asset value, end of period	$13.34	$13.58	$11.33	$10.37	$11.59	$11.40
Total ReturnE,F	.99%	21.51%	12.48%	(8.74)%	3.51%	6.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.11%I	1.19%	1.54%	1.58%	1.71%	1.63%
Expenses net of fee waivers, if any	1.11%I	1.19%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.09%I	1.17%	1.39%	1.39%	1.40%	1.37%
Net investment income (loss)	1.43%I	2.25%	2.72%	2.83%	1.86%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$467,010	$371,617	$21,099	$6,343	$4,773	$5,354
Portfolio turnover rateJ	56%I	59%	57%	80%	102%	120%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.185 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Emerging Markets and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$105,395,389
Gross unrealized depreciation	(36,425,511)
Net unrealized appreciation (depreciation)	$68,969,878
Tax cost	$821,270,918

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $367,396,490 and $223,127,089, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$61,249	$4,880
Class M	.25%	.25%	23,636	179
Class C	.75%	.25%	208,911	96,484
			$293,796	$101,543

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$42,561
Class M	5,884
Class C(a)	4,092
$52,537

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$49,808.20
Class M	13,938.29
Class C	41,916.20
Total Emerging Markets	285,436.18
Class I	382,006.18
	$773,104

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,394 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,144 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,065. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $86,707 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $571.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,819.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$539,474	$195,255
Class M	85,818	23,027
Class C	262,508	57,828
Total Emerging Markets	3,522,023	1,274,142
Class I	5,421,724	407,541
Total	$9,831,547	$1,957,793
From net realized gain
Class A	$633,778	$14,644
Class M	122,125	2,410
Class C	519,690	9,294
Total Emerging Markets	3,744,679	84,943
Class I	5,421,724	26,773
Total	$10,441,996	$138,064

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	1,418,677	3,615,728	$19,542,590	$43,198,307
Reinvestment of distributions	88,408	19,523	1,166,980	207,918
Shares redeemed	(887,665)	(1,863,978)	(12,256,114)	(21,909,724)
Net increase (decrease)	619,420	1,771,273	$8,453,456	$21,496,501
Class M
Shares sold	204,308	451,431	$2,817,255	$5,673,545
Reinvestment of distributions	15,634	2,361	206,523	25,216
Shares redeemed	(102,047)	(74,567)	(1,396,873)	(886,466)
Net increase (decrease)	117,895	379,225	$1,626,905	$4,812,295
Class C
Shares sold	1,065,073	1,907,365	$14,566,948	$23,252,010
Reinvestment of distributions	59,490	6,299	781,699	66,954
Shares redeemed	(272,393)	(272,258)	(3,706,534)	(3,283,907)
Net increase (decrease)	852,170	1,641,406	$11,642,113	$20,035,057
Total Emerging Markets
Shares sold	6,685,597	17,602,916	$92,899,253	$212,356,677
Reinvestment of distributions	522,036	124,771	6,896,099	1,328,813
Shares redeemed	(3,475,003)	(6,900,916)	(47,731,993)	(84,713,141)
Net increase (decrease)	3,732,630	10,826,771	$52,063,359	$128,972,349
Class I
Shares sold	10,196,615	29,232,950	$140,358,949	$357,207,778
Reinvestment of distributions	792,863	38,174	10,457,863	405,784
Shares redeemed	(3,348,167)	(3,761,001)	(46,139,073)	(47,186,855)
Net increase (decrease)	7,641,311	25,510,123	$104,677,739	$310,426,707

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Fidelity Emerging Markets Discovery Fund
Class A	1.49%
Actual		$1,000.00	$1,055.20	$7.59
Hypothetical-C		$1,000.00	$1,017.41	$7.45
Class M	1.76%
Actual		$1,000.00	$1,053.50	$8.96
Hypothetical-C		$1,000.00	$1,016.07	$8.80
Class C	2.24%
Actual		$1,000.00	$1,051.50	$11.39
Hypothetical-C		$1,000.00	$1,013.69	$11.18
Emerging Markets Discovery	1.20%
Actual		$1,000.00	$1,057.20	$6.12
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class I	1.20%
Actual		$1,000.00	$1,057.20	$6.12
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Fidelity Total Emerging Markets Fund
Class A	1.38%
Actual		$1,000.00	$1,008.50	$6.87
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Class M	1.73%
Actual		$1,000.00	$1,007.20	$8.61
Hypothetical-C		$1,000.00	$1,016.22	$8.65
Class C	2.13%
Actual		$1,000.00	$1,004.50	$10.59
Hypothetical-C		$1,000.00	$1,014.23	$10.64
Total Emerging Markets	1.12%
Actual		$1,000.00	$1,009.80	$5.58
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	1.11%
Actual		$1,000.00	$1,009.90	$5.53
Hypothetical-C		$1,000.00	$1,019.29	$5.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EMD-TEK-SANN-0618
1.931240.106

Fidelity Advisor® Emerging Markets Discovery Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

April 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Emerging Markets Discovery Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
CSPC Pharmaceutical Group Ltd. (Hong Kong, Pharmaceuticals)	1.5
Top Glove Corp. Bhd (Malaysia, Health Care Equipment & Supplies)	1.4
Sunny Optical Technology Group Co. Ltd. (Cayman Islands, Electronic Equipment & Components)	1.4
Imperial Holdings Ltd. (South Africa, Distributors)	1.2
Yandex NV Series A (Netherlands, Internet Software & Services)	1.2
6.7

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	16.0
Consumer Discretionary	14.3
Industrials	11.4
Financials	11.0
Materials	10.2

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	12.7
Brazil	8.5
India	7.8
Korea (South)	7.6
Taiwan	6.4

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks and Equity Futures	96.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.9%
	Shares	Value
Argentina - 1.4%
BBVA Banco Frances SA sponsored ADR	69,900	$1,555,275
Central Puerto SA sponsored ADR (a)	78,900	1,220,583
Inversiones y Representaciones SA ADR (b)	73,510	1,687,055
Telecom Argentina SA Class B sponsored ADR	16,600	498,664
YPF SA Class D sponsored ADR	74,600	1,632,994

TOTAL ARGENTINA		6,594,571

Bailiwick of Jersey - 0.2%
WNS Holdings Ltd. sponsored ADR (a)	17,800	870,954
Bangladesh - 0.2%
BRAC Bank Ltd.	895,500	945,924
Bermuda - 2.1%
Joy City Property Ltd.	14,069,000	2,206,985
Pacific Basin Shipping Ltd. (a)	11,311,000	3,007,532
PAX Global Technology Ltd.	1,409,000	637,353
Shangri-La Asia Ltd.	2,202,000	4,285,347

TOTAL BERMUDA		10,137,217

Brazil - 6.6%
Azul SA sponsored ADR	104,245	3,231,595
BTG Pactual Participations Ltd. unit	274,200	1,751,712
Cia. Hering SA	365,100	1,990,583
Companhia de Saneamento de Minas Gerais	96,020	1,381,425
Construtora Tenda SA (a)	183,200	1,334,047
Cyrela Brazil Realty SA	254,800	1,010,996
Direcional Engenharia SA (a)	463,300	805,406
Fibria Celulose SA	211,100	4,146,435
Hypermarcas SA	351,938	3,164,549
Instituto Hermes Pardini SA	161,800	1,200,383
Localiza Rent A Car SA	420,385	3,346,808
Petrobras Distribuidora SA	114,500	750,434
QGEP Participacoes SA	1,417,200	5,166,032
Tegma Gestao Logistica SA	441,600	2,900,553

TOTAL BRAZIL		32,180,958

British Virgin Islands - 0.7%
Dolphin Capital Investors Ltd. (a)	8,361,857	834,603
Mail.Ru Group Ltd. GDR (Reg. S) (a)	85,800	2,711,280

TOTAL BRITISH VIRGIN ISLANDS		3,545,883

Canada - 1.1%
First Quantum Minerals Ltd.	195,600	2,818,334
Pan American Silver Corp.	149,600	2,411,552

TOTAL CANADA		5,229,886

Cayman Islands - 12.7%
58.com, Inc. ADR (a)	66,900	5,846,391
ASM Pacific Technology Ltd.	188,000	2,576,227
Changyou.com Ltd. (A Shares) ADR (b)	49,700	945,791
Cheetah Mobile, Inc. ADR (a)(b)	65,200	874,332
China Medical System Holdings Ltd.	1,734,000	4,246,178
Daqo New Energy Corp. ADR (a)	20,200	1,077,670
ENN Energy Holdings Ltd.	328,000	3,067,302
Fu Shou Yuan International Group Ltd. (c)	5,808,000	5,540,234
General Interface Solution Holding Ltd.	266,000	1,589,470
Haitian International Holdings Ltd.	1,516,000	4,034,534
IGG, Inc.	1,579,000	2,374,654
JA Solar Holdings Co. Ltd. ADR (a)(b)	75,900	535,854
Lee's Pharmaceutical Holdings Ltd.	1,009,000	1,304,561
Longfor Properties Co. Ltd.	563,000	1,683,783
Shimao Property Holdings Ltd.	1,171,500	3,098,694
Silicon Motion Technology Corp. sponsored ADR	13,300	601,293
SITC International Holdings Co. Ltd.	4,295,500	4,576,623
Sunny Optical Technology Group Co. Ltd.	406,700	6,636,383
TPK Holding Co. Ltd. (a)	454,000	988,467
Uni-President China Holdings Ltd.	3,179,000	3,005,212
Yirendai Ltd. sponsored ADR (b)	53,620	1,891,177
Yuzhou Properties Co.	3,041,000	2,212,117
YY, Inc. ADR (a)	33,700	3,248,343

TOTAL CAYMAN ISLANDS		61,955,290

Chile - 0.6%
Compania Cervecerias Unidas SA sponsored ADR (b)	111,400	3,076,868
China - 4.7%
BBMG Corp. (H Shares)	3,182,000	1,451,337
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,774,200	5,671,536
China Suntien Green Energy Corp. Ltd. (H Shares)	4,917,000	1,644,024
Qingdao Haier Co. Ltd.	906,960	2,449,949
Shanghai International Airport Co. Ltd. (A Shares)	293,841	2,307,869
Suofeiya Home Collection Co. Ltd. Class A	432,220	2,190,707
TravelSky Technology Ltd. (H Shares)	680,000	1,986,299
Tsingtao Brewery Co. Ltd. (H Shares)	442,000	2,288,409
Zhengzhou Yutong Bus Co. Ltd.	958,862	3,097,746

TOTAL CHINA		23,087,876

Colombia - 0.2%
Bancolombia SA sponsored ADR	17,600	838,816
Cyprus - 0.6%
Globaltrans Investment PLC GDR (Reg. S)	287,200	3,021,344
Egypt - 1.5%
Credit Agricole Egypt	346,080	891,908
Egyptian Kuwaiti Holding	2,135,200	2,412,776
Six of October Development & Investment Co. (a)	2,569,600	3,887,512

TOTAL EGYPT		7,192,196

Greece - 2.0%
Alpha Bank AE (a)	979,300	2,589,900
Fourlis Holdings SA	492,200	3,506,846
Titan Cement Co. SA (Reg.)	146,600	3,868,196

TOTAL GREECE		9,964,942

Hong Kong - 5.1%
China Resources Beer Holdings Co. Ltd.	856,000	3,686,731
China Travel International Investment HK Ltd.	6,926,000	2,582,328
CSPC Pharmaceutical Group Ltd.	2,792,000	7,111,383
Far East Horizon Ltd.	1,786,584	1,772,805
Techtronic Industries Co. Ltd.	514,000	3,011,111
Winteam Pharmaceutical Group Ltd.	5,132,000	4,412,918
Yuexiu Property Co. Ltd.	9,374,000	2,108,980

TOTAL HONG KONG		24,686,256

India - 7.8%
Adani Ports & Special Economic Zone Ltd.	647,392	3,960,153
Arvind Mills Ltd.	315,101	1,998,550
CESC Ltd. GDR	78,139	1,243,823
Deccan Cements Ltd.	208,246	1,661,301
EIH Ltd. (a)	745,548	1,962,291
Federal Bank Ltd.	1,431,618	2,108,379
InterGlobe Aviation Ltd. (c)	153,130	3,224,134
JK Cement Ltd.	127,371	1,913,332
LIC Housing Finance Ltd.	217,310	1,779,174
Manappuram General Finance & Leasing Ltd.	1,310,688	2,398,223
Oberoi Realty Ltd.	299,038	2,463,727
Phoenix Mills Ltd. (a)	210,941	1,978,239
Shriram Transport Finance Co. Ltd.	84,800	2,047,114
Solar Industries India Ltd. (a)	67,845	1,084,685
South Indian Bank Ltd. (a)	2,662,871	1,054,380
The Jammu & Kashmir Bank Ltd. (a)	430,480	367,204
The Ramco Cements Ltd.	198,311	2,449,964
Torrent Pharmaceuticals Ltd.	176,740	3,758,365
Yes Bank Ltd.	156,948	851,135

TOTAL INDIA		38,304,173

Indonesia - 1.9%
PT Cikarang Listrindo Tbk (c)	8,154,600	669,031
PT Holcim Indonesia Tbk (a)	25,671,900	1,474,671
PT Lippo Karawaci Tbk	22,109,400	706,205
PT Media Nusantara Citra Tbk	8,796,900	832,244
PT Pakuwon Jati Tbk	39,885,500	1,685,950
PT Panin Life Tbk (a)	49,455,200	835,538
PT Perusahaan Gas Negara Tbk Series B	2,951,300	417,769
PT Semen Gresik (Persero) Tbk	3,231,900	2,232,225
PT XL Axiata Tbk (a)	3,341,200	506,410

TOTAL INDONESIA		9,360,043

Italy - 0.8%
Prada SpA	764,300	3,877,986
Korea (South) - 6.7%
AMOREPACIFIC Group, Inc.	33,724	4,503,146
BS Financial Group, Inc.	301,254	2,939,612
Com2uS Corp.	16,097	2,404,949
Daou Technology, Inc.	44,357	1,000,277
Dongbu HiTek Co. Ltd.	133,078	1,671,358
DOUBLEUGAMES Co. Ltd.	20,760	1,211,569
HB Technology Co. Ltd.	327,948	846,722
Hyundai Fire & Marine Insurance Co. Ltd.	42,872	1,531,250
Hyundai HCN	91,406	371,283
Hyundai Wia Corp.	42,718	2,142,033
KEPCO Plant Service & Engineering Co. Ltd.	44,872	2,124,341
Korean Reinsurance Co.	98,067	1,080,552
Minwise Co. Ltd.	68,403	1,548,916
NCSOFT Corp.	3,612	1,214,203
Samjin Pharmaceutical Co. Ltd.	85,328	3,565,542
Silicon Works Co. Ltd.	38,896	1,363,816
Tera Semicon Co. Ltd.	78,085	1,443,689
Toptec Co. Ltd.	76,550	1,904,949

TOTAL KOREA (SOUTH)		32,868,207

Luxembourg - 1.0%
Samsonite International SA	1,132,200	5,107,008
Malaysia - 1.6%
Matrix Concepts Holdings Bhd	2,127,700	1,092,268
Top Glove Corp. Bhd	2,770,100	6,690,573

TOTAL MALAYSIA		7,782,841

Mexico - 1.1%
Credito Real S.A.B. de CV	667,000	978,635
Industrias Penoles SA de CV	169,350	3,554,511
Qualitas Controladora S.A.B. de CV	388,100	1,083,448

TOTAL MEXICO		5,616,594

Netherlands - 1.3%
VEON Ltd. sponsored ADR	123,400	339,350
Yandex NV Series A (a)	176,444	5,886,172

TOTAL NETHERLANDS		6,225,522

Pakistan - 0.4%
Habib Bank Ltd.	687,500	1,158,227
Hub Power Co. Ltd.	731,500	652,318

TOTAL PAKISTAN		1,810,545

Panama - 0.7%
Copa Holdings SA Class A	29,700	3,479,949
Peru - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	215,200	3,432,440
Philippines - 1.9%
International Container Terminal Services, Inc.	1,012,220	1,653,490
Metro Pacific Investments Corp.	26,870,300	2,646,808
Metropolitan Bank & Trust Co.	770,898	1,264,557
Philippine Seven Corp.	625,700	1,539,503
Pilipinas Shell Petroleum Corp.	922,340	927,975
Robinsons Land Corp.	3,270,408	1,129,613

TOTAL PHILIPPINES		9,161,946

Poland - 0.1%
Asseco Poland SA	33,900	424,975
Russia - 1.1%
Bank St. Petersburg PJSC (a)	1,478,500	1,197,404
LSR Group OJSC	119,764	1,589,943
PhosAgro OJSC GDR (Reg. S)	186,100	2,683,562

TOTAL RUSSIA		5,470,909

Singapore - 0.6%
First Resources Ltd.	1,851,300	2,354,050
Yoma Strategic Holdings Ltd.	2,457,700	791,719

TOTAL SINGAPORE		3,145,769

South Africa - 6.2%
Bidvest Group Ltd.	248,600	4,869,865
Discovery Ltd.	58,900	817,819
EOH Holdings Ltd.	90,500	275,081
Imperial Holdings Ltd.	309,600	5,955,496
Kumba Iron Ore Ltd.	86,900	1,856,398
Mr Price Group Ltd.	175,200	3,844,564
Nampak Ltd. (a)	932,238	1,037,312
Pick 'n Pay Stores Ltd.	142,700	923,800
Redefine Properties Ltd.	2,375,700	2,283,081
Remgro Ltd.	87,900	1,582,519
Reunert Ltd.	385,100	2,399,177
Sanlam Ltd.	219,200	1,384,691
Tiger Brands Ltd.	103,600	3,237,852

TOTAL SOUTH AFRICA		30,467,655

Sri Lanka - 0.3%
Dialog Axiata PLC	7,841,111	706,048
Hatton National Bank PLC	640,233	978,416

TOTAL SRI LANKA		1,684,464

Taiwan - 6.4%
Advantech Co. Ltd.	179,693	1,231,407
Alpha Networks, Inc.	1,415,000	947,523
Chipbond Technology Corp.	478,000	945,527
Cleanaway Co. Ltd.	357,000	2,288,661
CTCI Corp.	1,449,000	2,436,587
Elite Advanced Laser Corp.	285,200	997,507
Everlight Electronics Co. Ltd.	504,000	705,110
FLEXium Interconnect, Inc.	371,256	968,437
Innolux Corp.	1,963,000	729,190
Inventec Corp.	2,245,000	1,697,896
Largan Precision Co. Ltd.	11,000	1,277,125
Lite-On Technology Corp.	1,734,220	2,284,445
Powertech Technology, Inc.	448,000	1,280,186
Radiant Opto-Electronics Corp.	1,040,000	2,142,917
St.Shine Optical Co. Ltd.	41,000	1,097,277
Sunrex Technology Corp.	907,680	473,985
Synnex Technology International Corp.	1,261,100	1,807,985
TCI Co. Ltd.	336,851	4,933,354
Tong Hsing Electronics Industries Ltd.	243,000	851,793
Tripod Technology Corp.	505,000	1,524,867
Vanguard International Semiconductor Corp.	360,000	728,432

TOTAL TAIWAN		31,350,211

Thailand - 3.5%
Beauty Community PCL	3,724,100	2,735,534
Com7 PCL	4,216,000	2,491,385
Delta Electronics PCL (For. Reg.)	319,400	679,638
PTT Global Chemical PCL (For. Reg.)	1,114,600	3,443,700
Siam Cement PCL (For. Reg.)	240,600	3,557,792
Star Petroleum Refining PCL	8,043,400	3,988,410

TOTAL THAILAND		16,896,459

Turkey - 2.6%
Aksa Akrilik Kimya Sanayii	1,218,000	3,987,937
Bim Birlesik Magazalar A/S JSC	108,000	1,833,190
Mavi Jeans Class B (c)	190,000	2,282,563
Tupras Turkiye Petrol Rafinerileri A/S	123,828	3,155,067
Turkcell Iletisim Hizmet A/S sponsored ADR	66,600	576,090
Turkiye Garanti Bankasi A/S	322,000	730,071

TOTAL TURKEY		12,564,918

United Arab Emirates - 0.5%
Aldar Properties PJSC	2,380,226	1,360,814
Emaar Properties PJSC	737,080	1,161,862

TOTAL UNITED ARAB EMIRATES		2,522,676

United Kingdom - 1.8%
BGEO Group PLC	17,640	845,118
NMC Health PLC	86,800	4,263,673
Samba Financial Group ELS (HSBC Bank Warrant Program) warrants 5/6/20 (a)(c)	140,000	1,084,461
Shanghai International Airport Co. Ltd. ELS (UBS Warrant Programme) warrants 5/11/18 (a)(c)	181,300	1,415,346
TBC Bank Group PLC	48,253	1,220,982

TOTAL UNITED KINGDOM		8,829,580

United States of America - 0.1%
Net 1 UEPS Technologies, Inc. (a)(b)	47,100	388,104
Vietnam - 0.1%
FTP Corp.	188,588	472,226
TOTAL COMMON STOCKS
(Cost $377,163,014)		434,574,181

Nonconvertible Preferred Stocks - 3.0%
Brazil - 1.9%
Banco ABC Brasil SA	315,452	1,689,278
Bradespar SA (PN)	236,600	2,401,660
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (b)	414,560	3,179,675
Metalurgica Gerdau SA (PN)	1,023,700	2,285,149

TOTAL BRAZIL		9,555,762

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	29,959	3,217,111
Samsung Fire & Marine Insurance Co. Ltd.	5,958	1,020,887

TOTAL KOREA (SOUTH)		4,237,998

Russia - 0.2%
Sberbank of Russia	323,600	1,008,326
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,424,058)		14,802,086
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.82% 7/19/18 to 7/26/18 (Cost $936,287)(d)	940,000	936,339
	Shares	Value

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 1.74% (e)	36,007,331	36,014,532
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	7,757,899	7,758,675
TOTAL MONEY MARKET FUNDS
(Cost $43,772,199)		43,773,207
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $435,295,558)		494,085,813
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,438,720)
NET ASSETS - 100%		$488,647,093

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	357	June 2018	$20,566,770	$(419,504)	$(419,504)

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,215,769 or 2.9% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $926,381.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,960
Fidelity Securities Lending Cash Central Fund	84,610
Total	$230,570

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$70,263,973	$21,399,239	$48,864,734	$--
Consumer Staples	31,382,115	9,413,204	21,968,911	--
Energy	16,514,502	9,954,093	6,560,409	--
Financials	52,858,947	29,448,794	23,410,153	--
Health Care	40,815,402	12,194,147	28,621,255	--
Industrials	55,960,961	18,104,590	37,856,371	--
Information Technology	77,722,637	39,384,733	38,337,904	--
Materials	49,764,556	27,601,839	22,162,717	--
Real Estate	33,963,150	10,521,789	23,441,361	--
Telecommunication Services	2,626,562	2,120,152	506,410	--
Utilities	17,503,462	6,434,001	11,069,461	--
Government Obligations	936,339	--	936,339	--
Money Market Funds	43,773,207	43,773,207	--	--
Total Investments in Securities:	$494,085,813	$230,349,788	$263,736,025	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(419,504)	$(419,504)	$--	$--
Total Liabilities	$(419,504)	$(419,504)	$--	$--
Total Derivative Instruments:	$(419,504)	$(419,504)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$179,478,865
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(419,504)
Total Equity Risk	0	(419,504)
Total Value of Derivatives	$0	$(419,504)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,538,037) — See accompanying schedule: Unaffiliated issuers (cost $391,523,359)	$450,312,606
Fidelity Central Funds (cost $43,772,199)	43,773,207
Total Investment in Securities (cost $435,295,558)		$494,085,813
Foreign currency held at value (cost $1,298,719)		1,301,663
Receivable for investments sold		3,274,837
Receivable for fund shares sold		1,940,740
Dividends receivable		934,750
Distributions receivable from Fidelity Central Funds		58,136
Prepaid expenses		157
Other receivables		107,959
Total assets		501,704,055
Liabilities
Payable to custodian bank	$16,422
Payable for investments purchased	2,991,856
Payable for fund shares redeemed	1,032,956
Accrued management fee	342,843
Distribution and service plan fees payable	24,301
Payable for daily variation margin on futures contracts	166,897
Other affiliated payables	95,837
Other payables and accrued expenses	627,150
Collateral on securities loaned	7,758,700
Total liabilities		13,056,962
Net Assets		$488,647,093
Net Assets consist of:
Paid in capital		$426,500,375
Undistributed net investment income		2,097,198
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,197,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,851,727
Net Assets		$488,647,093
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,564,755 ÷ 1,453,058 shares)		$15.53
Maximum offering price per share (100/94.25 of $15.53)		$16.48
Class M:
Net Asset Value and redemption price per share ($12,001,310 ÷ 776,676 shares)		$15.45
Maximum offering price per share (100/96.50 of $15.45)		$16.01
Class C:
Net Asset Value and offering price per share ($17,431,552 ÷ 1,152,043 shares)(a)		$15.13
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($322,770,027 ÷ 20,669,364 shares)		$15.62
Class I:
Net Asset Value, offering price and redemption price per share ($113,879,449 ÷ 7,276,841 shares)		$15.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$5,791,288
Interest		4,729
Income from Fidelity Central Funds		230,570
Income before foreign taxes withheld		6,026,587
Less foreign taxes withheld		(541,895)
Total income		5,484,692
Expenses
Management fee	$1,951,546
Transfer agent fees	425,192
Distribution and service plan fees	131,761
Accounting and security lending fees	121,067
Custodian fees and expenses	211,473
Independent trustees' fees and expenses	877
Registration fees	44,377
Audit	36,155
Legal	662
Miscellaneous	1,180
Total expenses before reductions	2,924,290
Expense reductions	(49,976)	2,874,314
Net investment income (loss)		2,610,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $86,391)	4,877,596
Fidelity Central Funds	(142)
Foreign currency transactions	(207,446)
Futures contracts	883,780
Total net realized gain (loss)		5,553,788
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $132,329)	15,650,741
Fidelity Central Funds	(3)
Assets and liabilities in foreign currencies	(25,688)
Futures contracts	(419,504)
Total change in net unrealized appreciation (depreciation)		15,205,546
Net gain (loss)		20,759,334
Net increase (decrease) in net assets resulting from operations		$23,369,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,610,378	$2,767,445
Net realized gain (loss)	5,553,788	9,091,626
Change in net unrealized appreciation (depreciation)	15,205,546	38,838,325
Net increase (decrease) in net assets resulting from operations	23,369,712	50,697,396
Distributions to shareholders from net investment income	(3,081,841)	(659,806)
Distributions to shareholders from net realized gain	(6,543,392)	(485,420)
Total distributions	(9,625,233)	(1,145,226)
Share transactions - net increase (decrease)	89,919,953	249,358,868
Redemption fees	66,641	166,495
Total increase (decrease) in net assets	103,731,073	299,077,533
Net Assets
Beginning of period	384,916,020	85,838,487
End of period	$488,647,093	$384,916,020
Other Information
Undistributed net investment income end of period	$2,097,198	$2,568,661

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.03	$12.27	$10.92	$12.17	$12.49	$11.89
Income from Investment Operations
Net investment income (loss)A	.07	.14	.09	.09B	.04	.08
Net realized and unrealized gain (loss)	.74	2.74	1.30	(1.34)	(.01)	.75
Total from investment operations	.81	2.88	1.39	(1.25)	.03	.83
Distributions from net investment income	(.08)	(.07)	(.05)	–	(.06)	(.04)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.31)	(.13)	(.05)	–	(.36)	(.25)C
Redemption fees added to paid in capitalA	–D	.01	.01	–D	.01	.02
Net asset value, end of period	$15.53	$15.03	$12.27	$10.92	$12.17	$12.49
Total ReturnE,F,G	5.52%	23.89%	12.93%	(10.27)%	.31%	7.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.49%J	1.63%	1.89%	1.88%	1.82%	1.87%
Expenses net of fee waivers, if any	1.49%J	1.63%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.47%J	1.62%	1.70%	1.69%	1.70%	1.64%
Net investment income (loss)	.89%J	1.03%	.85%	.76%B	.29%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$22,565	$16,062	$5,252	$4,660	$4,362	$5,065
Portfolio turnover rateK	61%J	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.94	$12.20	$10.86	$12.13	$12.44	$11.87
Income from Investment Operations
Net investment income (loss)A	.05	.10	.07	.06B	–C	.05
Net realized and unrealized gain (loss)	.73	2.74	1.28	(1.33)	–C	.74
Total from investment operations	.78	2.84	1.35	(1.27)	–C	.79
Distributions from net investment income	(.04)	(.04)	(.02)	–	(.02)	(.03)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.27)	(.11)D	(.02)	–	(.32)	(.24)E
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	.02
Net asset value, end of period	$15.45	$14.94	$12.20	$10.86	$12.13	$12.44
Total ReturnF,G,H	5.35%	23.63%	12.58%	(10.47)%	.05%	6.87%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.76%K	1.92%	2.17%	2.16%	2.10%	2.19%
Expenses net of fee waivers, if any	1.76%K	1.92%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.74%K	1.90%	1.94%	1.94%	1.95%	1.89%
Net investment income (loss)	.62%K	.74%	.60%	.51%B	.04%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$12,001	$9,393	$2,868	$2,015	$2,031	$1,914
Portfolio turnover rateL	61%K	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.064 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.64	$11.97	$10.69	$12.00	$12.35	$11.82
Income from Investment Operations
Net investment income (loss)A	.01	.04	.01	–B,C	(.06)	(.02)
Net realized and unrealized gain (loss)	.73	2.69	1.26	(1.31)	–C	.74
Total from investment operations	.74	2.73	1.27	(1.31)	(.06)	.72
Distributions from net investment income	(.02)	(.01)	–	–	–	(.01)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.25)	(.07)	–	–	(.30)	(.21)
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	.02
Net asset value, end of period	$15.13	$14.64	$11.97	$10.69	$12.00	$12.35
Total ReturnD,E,F	5.15%	23.02%	11.97%	(10.92)%	(.42)%	6.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.24%I	2.38%	2.63%	2.64%	2.58%	2.70%
Expenses net of fee waivers, if any	2.24%I	2.38%	2.45%	2.45%	2.45%	2.45%
Expenses net of all reductions	2.22%I	2.37%	2.44%	2.44%	2.45%	2.39%
Net investment income (loss)	.14%I	.28%	.10%	.01%B	(.46)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,432	$14,168	$2,203	$1,675	$1,750	$2,082
Portfolio turnover rateJ	61%I	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$12.33	$10.98	$12.21	$12.52	$11.92
Income from Investment Operations
Net investment income (loss)A	.09	.18	.12	.12B	.07	.11
Net realized and unrealized gain (loss)	.75	2.76	1.31	(1.35)	–C	.74
Total from investment operations	.84	2.94	1.43	(1.23)	.07	.85
Distributions from net investment income	(.11)	(.09)	(.09)	–	(.09)	(.07)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.34)	(.16)D	(.09)	–	(.39)	(.27)
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	.02
Net asset value, end of period	$15.62	$15.12	$12.33	$10.98	$12.21	$12.52
Total ReturnE,F	5.72%	24.30%	13.19%	(10.07)%	.61%	7.37%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.35%	1.55%	1.56%	1.48%	1.57%
Expenses net of fee waivers, if any	1.20%I	1.35%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.18%I	1.34%	1.44%	1.44%	1.45%	1.39%
Net investment income (loss)	1.19%I	1.31%	1.10%	1.01%B	.54%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$322,770	$248,124	$67,178	$61,601	$78,377	$96,731
Portfolio turnover rateJ	61%I	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.15	$12.37	$11.02	$12.25	$12.53	$11.92
Income from Investment Operations
Net investment income (loss)A	.09	.19	.13	.12B	.07	.11
Net realized and unrealized gain (loss)	.76	2.75	1.30	(1.35)	–C	.75
Total from investment operations	.85	2.94	1.43	(1.23)	.07	.86
Distributions from net investment income	(.12)	(.10)	(.09)	–	(.06)	(.07)
Distributions from net realized gain	(.23)	(.06)	–	–	(.30)	(.20)
Total distributions	(.35)	(.17)D	(.09)	–	(.36)	(.27)
Redemption fees added to paid in capitalA	–C	.01	.01	–C	.01	.02
Net asset value, end of period	$15.65	$15.15	$12.37	$11.02	$12.25	$12.53
Total ReturnE,F	5.72%	24.25%	13.16%	(10.04)%	.61%	7.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.32%	1.59%	1.54%	1.56%	1.60%
Expenses net of fee waivers, if any	1.20%I	1.32%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.18%I	1.30%	1.44%	1.43%	1.45%	1.39%
Net investment income (loss)	1.18%I	1.34%	1.10%	1.01%B	.54%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$113,879	$97,170	$8,337	$1,410	$481	$1,076
Portfolio turnover rateJ	61%I	58%	60%	103%	148%	179%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets Discovery, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$75,304,663
Gross unrealized depreciation	(20,103,814)
Net unrealized appreciation (depreciation)	$55,200,849
Tax cost	$438,465,460

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,366,920 and $133,961,938, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .84% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$24,011	$2,062
Class M	.25%	.25%	27,010	210
Class C	.75%	.25%	80,740	31,635
			$131,761	$33,907

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24,541
Class M	3,114
Class C(a)	2,571
$30,226

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$21,208.22
Class M	13,159.24
Class C	18,022.22
Emerging Markets Discovery	277,252.18
Class I	95,551.18
	$425,192

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $416 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $630 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84,610. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47,822 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,154.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$92,921	$29,900
Class M	27,822	10,789
Class C	20,272	1,070
Emerging Markets Discovery	2,195,902	534,294
Class I	744,924	83,753
Total	$3,081,841	$659,806
From net realized gain
Class A	$259,988	$29,370
Class M	145,433	15,653
Class C	230,640	12,406
Emerging Markets Discovery	4,430,326	375,874
Class I	1,477,005	52,117
Total	$6,543,392	$485,420

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	528,719	938,873	$8,259,782	$12,644,829
Reinvestment of distributions	23,808	4,936	349,501	55,853
Shares redeemed	(168,405)	(303,068)	(2,599,328)	(4,070,793)
Net increase (decrease)	384,122	640,741	$6,009,955	$8,629,889
Class M
Shares sold	172,925	451,879	$2,753,615	$5,910,208
Reinvestment of distributions	11,842	2,312	173,255	26,067
Shares redeemed	(36,980)	(60,393)	(575,283)	(796,878)
Net increase (decrease)	147,787	393,798	$2,351,587	$5,139,397
Class C
Shares sold	237,730	856,704	$3,636,449	$11,379,958
Reinvestment of distributions	17,447	1,203	250,359	13,340
Shares redeemed	(70,835)	(74,143)	(1,082,998)	(999,641)
Net increase (decrease)	184,342	783,764	$2,803,810	$10,393,657
Emerging Markets Discovery
Shares sold	8,529,995	14,972,932	$132,775,274	$202,173,147
Reinvestment of distributions	427,373	74,929	6,303,758	850,905
Shares redeemed	(4,700,390)	(4,082,672)	(73,819,563)	(56,381,917)
Net increase (decrease)	4,256,978	10,965,189	$65,259,469	$146,642,135
Class I
Shares sold	1,639,474	6,604,470	$25,756,533	$89,627,624
Reinvestment of distributions	148,725	11,894	2,198,156	135,413
Shares redeemed	(924,178)	(877,747)	(14,459,557)	(11,209,247)
Net increase (decrease)	864,021	5,738,617	$13,495,132	$78,553,790

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.49%
Actual		$1,000.00	$1,055.20	$7.59
Hypothetical-C		$1,000.00	$1,017.41	$7.45
Class M	1.76%
Actual		$1,000.00	$1,053.50	$8.96
Hypothetical-C		$1,000.00	$1,016.07	$8.80
Class C	2.24%
Actual		$1,000.00	$1,051.50	$11.39
Hypothetical-C		$1,000.00	$1,013.69	$11.18
Emerging Markets Discovery	1.20%
Actual		$1,000.00	$1,057.20	$6.12
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class I	1.20%
Actual		$1,000.00	$1,057.20	$6.12
Hypothetical-C		$1,000.00	$1,018.84	$6.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEMD-SANN-0618
1.931253.106

Fidelity® Global Equity Income Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United States of America*	49.4%
United Kingdom	10.6%
Japan	7.4%
Canada	4.1%
Switzerland	4.1%
Germany	3.0%
Netherlands	2.9%
Spain	1.7%
France	1.7%
Other	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	92.8
Short-Term Investments and Net Other Assets (Liabilities)	7.2

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Microsoft Corp. (United States of America, Software)	2.5
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.3
JPMorgan Chase & Co. (United States of America, Banks)	2.1
Bank of America Corp. (United States of America, Banks)	1.9
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8
Daiichikosho Co. Ltd. (Japan, Media)	1.6
American Tower Corp. (United States of America, Equity Real Estate Investment Trusts (REITs))	1.5
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Wells Fargo & Co. (United States of America, Banks)	1.5
19.2

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	17.2
Consumer Staples	14.7
Information Technology	12.7
Consumer Discretionary	11.6
Health Care	10.9
Energy	8.6
Industrials	7.5
Telecommunication Services	4.2
Materials	3.9
Real Estate	1.5

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
Australia - 0.1%
Inghams Group Ltd.	15,042	$42,442
Bailiwick of Jersey - 1.3%
Shire PLC	4,500	239,625
Wolseley PLC	6,362	488,728
WPP PLC	15,500	265,982

TOTAL BAILIWICK OF JERSEY		994,335

Belgium - 1.6%
Anheuser-Busch InBev SA NV	5,000	499,463
KBC Groep NV	6,145	537,259
Telenet Group Holding NV (a)	3,000	175,923

TOTAL BELGIUM		1,212,645

Bermuda - 0.6%
Hiscox Ltd.	12,200	250,089
IHS Markit Ltd. (a)	5,000	245,650

TOTAL BERMUDA		495,739

Canada - 4.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,300	358,840
Constellation Software, Inc.	1,300	929,101
Fairfax Financial Holdings Ltd. (sub. vtg.)	541	299,512
Imperial Oil Ltd.	17,300	538,019
Suncor Energy, Inc.	27,900	1,066,934

TOTAL CANADA		3,192,406

Cayman Islands - 0.8%
Best Pacific International Holdings Ltd.	138,000	54,352
SITC International Holdings Co. Ltd.	539,000	574,275

TOTAL CAYMAN ISLANDS		628,627

China - 0.5%
Shanghai International Airport Co. Ltd. (A Shares)	46,668	366,537
Zhengzhou Yutong Bus Co. Ltd.	11,600	37,476

TOTAL CHINA		404,013

France - 1.7%
Compagnie de St. Gobain	8,500	446,459
Edenred SA	3,000	103,250
Maisons du Monde SA (b)	7,400	300,973
VINCI SA (c)	4,700	469,923

TOTAL FRANCE		1,320,605

Germany - 3.0%
adidas AG	1,781	438,535
AURELIUS AG	405	30,739
Deutsche Post AG	8,809	382,350
Deutsche Telekom AG	11,000	192,540
Hannover Reuck SE	1,500	211,209
Linde AG	2,000	444,518
SAP SE	5,519	613,192

TOTAL GERMANY		2,313,083

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	70,500	413,003
Ireland - 1.7%
Accenture PLC Class A	4,640	701,568
Greencore Group PLC	46,870	102,435
Johnson Controls International PLC	4,000	135,480
Paddy Power Betfair PLC (Ireland)	2,700	267,200
Smurfit Kappa Group PLC	2,500	106,752

TOTAL IRELAND		1,313,435

Isle of Man - 0.6%
Playtech Ltd.	38,858	433,637
Italy - 0.4%
Prada SpA	52,700	267,395
Japan - 7.4%
A/S One Corp.	6,700	455,982
Aucnet, Inc.	9,500	123,312
Broadleaf Co. Ltd.	43,200	206,279
Daiichikosho Co. Ltd.	22,900	1,204,491
Hoya Corp.	16,400	879,407
Inaba Denki Sangyo Co. Ltd.	8,000	342,847
Japan Meat Co. Ltd.	18,600	332,799
Mitani Shoji Co. Ltd.	1,900	90,377
Morinaga & Co. Ltd.	8,300	404,674
Nippon Telegraph & Telephone Corp.	13,100	621,663
Sacs Bar Holdings, Inc.	6,000	64,325
Sony Corp.	8,400	392,331
Tsuruha Holdings, Inc.	4,300	618,725

TOTAL JAPAN		5,737,212

Kenya - 0.8%
Safaricom Ltd.	2,287,800	644,370
Korea (South) - 0.2%
Coway Co. Ltd.	1,789	146,170
Cuckoo Holdings Co. Ltd.	232	25,780

TOTAL KOREA (SOUTH)		171,950

Luxembourg - 1.1%
B&M European Value Retail S.A.	149,446	833,874
Multi-National - 0.6%
HKT Trust/HKT Ltd. unit	351,600	462,595
Netherlands - 2.9%
Koninklijke Philips Electronics NV	10,754	455,176
LyondellBasell Industries NV Class A	5,900	623,807
Unilever NV (Certificaten Van Aandelen) (Bearer)	20,079	1,151,101

TOTAL NETHERLANDS		2,230,084

Norway - 0.7%
Statoil ASA (c)	21,463	548,867
Panama - 0.4%
Carnival Corp.	5,000	315,300
Spain - 1.2%
Amadeus IT Holding SA Class A	4,500	329,856
CaixaBank SA	50,000	243,144
Prosegur Cash SA (b)	127,800	373,482

TOTAL SPAIN		946,482

Sweden - 1.1%
Essity AB Class B	15,000	381,995
HEXPOL AB (B Shares)	9,300	96,647
Loomis AB (B Shares)	10,597	387,495

TOTAL SWEDEN		866,137

Switzerland - 4.1%
Banque Cantonale Vaudoise	470	375,621
Chubb Ltd.	3,600	488,412
Nestle SA (Reg. S)	15,345	1,188,779
Roche Holding AG (participation certificate)	3,000	666,562
Swatch Group AG (Bearer)	870	420,076

TOTAL SWITZERLAND		3,139,450

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	94,000	714,762
United Microelectronics Corp.	363,000	195,409

TOTAL TAIWAN		910,171

Thailand - 0.4%
Star Petroleum Refining PCL	571,800	283,533
United Kingdom - 10.6%
AstraZeneca PLC sponsored ADR	14,200	504,526
British American Tobacco PLC (United Kingdom)	31,978	1,753,914
Bunzl PLC	8,500	247,028
Cineworld Group PLC	75,000	268,870
Compass Group PLC	15,500	332,886
Conviviality PLC (d)	62,820	43,761
GlaxoSmithKline PLC	27,653	554,641
Hastings Group Holdings PLC (b)	71,432	271,420
Hilton Food Group PLC	58,600	714,777
Imperial Tobacco Group PLC	11,756	421,525
Melrose Industries PLC	63,154	198,233
Micro Focus International PLC	54,158	933,854
Moneysupermarket.com Group PLC	92,244	380,596
Reckitt Benckiser Group PLC	2,600	203,965
St. James's Place Capital PLC	25,521	399,307
Standard Life PLC	76,561	385,032
Victrex PLC	7,300	263,509
Vodafone Group PLC	111,200	324,506

TOTAL UNITED KINGDOM		8,202,350

United States of America - 42.2%
Altria Group, Inc.	11,100	622,821
American Tower Corp.	8,760	1,194,514
AMETEK, Inc.	11,200	781,760
Amgen, Inc.	6,620	1,155,058
Apple, Inc.	11,650	1,925,279
Ball Corp.	5,400	216,486
Bank of America Corp.	49,080	1,468,474
Becton, Dickinson & Co.	2,900	672,423
Bluegreen Vacations Corp. (c)	16,100	374,647
Bristol-Myers Squibb Co.	6,100	317,993
Capital One Financial Corp.	9,100	824,642
Cedar Fair LP (depositary unit)	4,100	277,734
Charter Communications, Inc. Class A (a)	1,200	325,548
Chevron Corp.	11,065	1,384,342
Citigroup, Inc.	15,700	1,071,839
Comcast Corp. Class A	18,700	586,993
ConocoPhillips Co.	16,500	1,080,750
Danaher Corp.	4,900	491,568
Diamond Hill Investment Group, Inc.	1,800	351,756
DowDuPont, Inc.	10,640	672,874
Dr. Pepper Snapple Group, Inc.	4,841	580,726
Enterprise Products Partners LP	2,900	77,836
Exxon Mobil Corp.	9,630	748,733
Fortive Corp.	4,200	295,302
General Electric Co.	20,200	284,214
Interpublic Group of Companies, Inc.	10,700	252,413
Johnson & Johnson	7,600	961,324
JPMorgan Chase & Co.	14,730	1,602,329
Lowe's Companies, Inc.	3,700	304,991
Microsoft Corp.	20,664	1,932,490
Monsanto Co.	3,200	401,184
MSCI, Inc.	2,400	359,592
Packaging Corp. of America	1,800	208,242
PepsiCo, Inc.	6,300	635,922
Philip Morris International, Inc.	3,100	254,200
Phillips 66 Co.	3,500	389,585
Qualcomm, Inc.	15,900	811,059
S&P Global, Inc.	2,140	403,604
SunTrust Banks, Inc.	12,400	828,320
The Coca-Cola Co.	16,400	708,644
The J.M. Smucker Co.	3,500	399,280
U.S. Bancorp	17,580	886,911
UnitedHealth Group, Inc.	3,100	732,840
Valero Energy Corp.	3,900	432,627
Verizon Communications, Inc.	22,600	1,115,310
Wells Fargo & Co.	22,657	1,177,258

TOTAL UNITED STATES OF AMERICA		32,582,437

TOTAL COMMON STOCKS
(Cost $57,156,686)		70,906,177

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.5%
Itau Unibanco Holding SA	27,200	396,058
Spain - 0.5%
Grifols SA Class B	18,900	389,574
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $679,637)		785,632
	Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40 (f)(g)
(Cost $2,060)	CAD 2,400	2,280
	Shares	Value

Money Market Funds - 1.2%
Fidelity Securities Lending Cash Central Fund 1.74% (h)(i)
(Cost $940,494)	940,374	940,468
TOTAL INVESTMENT IN SECURITIES - 94.0%
(Cost $58,778,877)		72,634,557
NET OTHER ASSETS (LIABILITIES) - 6.0%		4,625,923
NET ASSETS - 100%		$77,260,480

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $945,875 or 1.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,612
Fidelity Securities Lending Cash Central Fund	3,176
Total	$13,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,743,429	$7,350,366	$1,393,063	$--
Consumer Staples	11,420,788	7,036,826	4,340,201	43,761
Energy	6,551,226	5,718,826	832,400	--
Financials	13,236,009	12,992,865	243,144	--
Health Care	8,476,699	6,171,121	2,305,578	--
Industrials	5,877,384	4,046,823	1,830,561	--
Information Technology	9,796,757	7,339,540	2,457,217	--
Materials	3,034,019	3,034,019	--	--
Real Estate	1,194,514	1,194,514	--	--
Telecommunication Services	3,360,984	1,759,680	1,601,304	--
Corporate Bonds	2,280	--	2,280	--
Money Market Funds	940,468	940,468	--	--
Total Investments in Securities:	$72,634,557	$57,585,048	$15,005,748	$43,761

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$5,165,477
Level 2 to Level 1	$5,211,246

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $883,343) — See accompanying schedule: Unaffiliated issuers (cost $57,838,383)	$71,694,089
Fidelity Central Funds (cost $940,494)	940,468
Total Investment in Securities (cost $58,778,877)		$72,634,557
Receivable for investments sold		7,892,141
Receivable for fund shares sold		77,091
Dividends receivable		254,828
Interest receivable		135
Distributions receivable from Fidelity Central Funds		1,011
Prepaid expenses		40
Other receivables		437
Total assets		80,860,240
Liabilities
Payable to custodian bank	$74,990
Payable for investments purchased	2,419,451
Payable for fund shares redeemed	70,545
Accrued management fee	45,095
Other affiliated payables	15,618
Other payables and accrued expenses	33,566
Collateral on securities loaned	940,495
Total liabilities		3,599,760
Net Assets		$77,260,480
Net Assets consist of:
Paid in capital		$60,948,304
Undistributed net investment income		193,610
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,265,748
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,852,818
Net Assets, for 5,506,679 shares outstanding		$77,260,480
Net Asset Value, offering price and redemption price per share ($77,260,480 ÷ 5,506,679 shares)		$14.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,021,418
Interest		196
Income from Fidelity Central Funds		13,788
Income before foreign taxes withheld		1,035,402
Less foreign taxes withheld		(49,602)
Total income		985,800
Expenses
Management fee	$283,292
Transfer agent fees	74,158
Accounting and security lending fees	21,303
Custodian fees and expenses	3,780
Independent trustees' fees and expenses	162
Registration fees	20,899
Audit	32,099
Legal	1,088
Miscellaneous	262
Total expenses before reductions	437,043
Expense reductions	(2,336)	434,707
Net investment income (loss)		551,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,401,554
Fidelity Central Funds	(85)
Foreign currency transactions	12,770
Total net realized gain (loss)		2,414,239
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,361)	(2,520,433)
Fidelity Central Funds	(84)
Assets and liabilities in foreign currencies	(3,806)
Total change in net unrealized appreciation (depreciation)		(2,524,323)
Net gain (loss)		(110,084)
Net increase (decrease) in net assets resulting from operations		$441,009

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$551,093	$977,143
Net realized gain (loss)	2,414,239	2,279,736
Change in net unrealized appreciation (depreciation)	(2,524,323)	10,160,125
Net increase (decrease) in net assets resulting from operations	441,009	13,417,004
Distributions to shareholders from net investment income	(424,016)	(949,348)
Distributions to shareholders from net realized gain	(1,015,983)	–
Total distributions	(1,439,999)	(949,348)
Share transactions
Proceeds from sales of shares	9,071,107	22,414,620
Reinvestment of distributions	1,358,912	891,642
Cost of shares redeemed	(13,178,352)	(26,444,504)
Net increase (decrease) in net assets resulting from share transactions	(2,748,333)	(3,138,242)
Redemption fees	1,273	2,427
Total increase (decrease) in net assets	(3,746,050)	9,331,841
Net Assets
Beginning of period	81,006,530	71,674,689
End of period	$77,260,480	$81,006,530
Other Information
Undistributed net investment income end of period	$193,610	$66,533
Shares
Sold	626,541	1,724,355
Issued in reinvestment of distributions	95,348	67,744
Redeemed	(914,282)	(2,036,720)
Net increase (decrease)	(192,393)	(244,621)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Equity Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$12.06	$12.12	$12.87	$12.20	$10.16
Income from Investment Operations
Net investment income (loss)A	.10	.17	.15	.16	.28B	.22
Net realized and unrealized gain (loss)	(.03)	2.15	.11	.21	.92	2.06
Total from investment operations	.07	2.32	.26	.37	1.20	2.28
Distributions from net investment income	(.08)	(.17)	(.15)	(.16)	(.25)	(.21)
Distributions from net realized gain	(.18)	–	(.16)	(.95)	(.28)	(.03)
Total distributions	(.25)C	(.17)	(.32)D	(1.12)E	(.53)	(.24)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$14.03	$14.21	$12.06	$12.12	$12.87	$12.20
Total ReturnG,H	.49%	19.31%	2.13%	2.93%	10.10%	22.73%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.07%K	1.13%	1.18%	1.15%	1.16%	1.28%
Expenses net of fee waivers, if any	1.06%K	1.13%	1.18%	1.15%	1.16%	1.20%
Expenses net of all reductions	1.06%K	1.13%	1.18%	1.14%	1.16%	1.19%
Net investment income (loss)	1.34%K	1.29%	1.24%	1.27%	2.21%B	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$77,260	$81,007	$71,675	$67,926	$52,038	$42,271
Portfolio turnover rateL	40%K	37%	40%	64%	92%	66%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.56%.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.178 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.162 per share.

 E Total distributions of $1.12 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.954 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,336,619
Gross unrealized depreciation	(2,506,997)
Net unrealized appreciation (depreciation)	$13,829,622
Tax cost	$58,804,935

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,024,753 and $22,582,784, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $154 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,176. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,921 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $415.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	1.06%	$1,000.00	$1,004.90	$5.27
Hypothetical-C		$1,000.00	$1,019.54	$5.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Flex℠ Funds Fidelity Flex℠ International Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	13.7%
United States of America*	12.3%
United Kingdom	9.8%
France	6.5%
Germany	5.5%
Switzerland	4.9%
Canada	4.7%
Cayman Islands	4.4%
India	3.6%
Other	34.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, as applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
SAP SE (Germany, Software)	1.2
Naspers Ltd. Class N (South Africa, Media)	1.2
AIA Group Ltd. (Hong Kong, Insurance)	1.1
Keyence Corp. (Japan, Electronic Equipment & Components)	1.1
CSL Ltd. (Australia, Biotechnology)	1.1
13.0

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	22.3
Information Technology	17.2
Industrials	14.5
Consumer Discretionary	10.4
Materials	8.0
Consumer Staples	7.8
Health Care	7.6
Energy	4.8
Real Estate	1.5
Telecommunication Services	1.6

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	744	$72,108
Telecom Argentina SA Class B sponsored ADR	2,474	74,319

TOTAL ARGENTINA		146,427

Australia - 2.4%
Accent Group Ltd.	9,615	9,035
Adelaide Brighton Ltd.	3,158	15,236
Amcor Ltd.	6,794	70,012
Beacon Lighting Group Ltd.	7,175	7,947
Commonwealth Bank of Australia	5,549	298,783
CSL Ltd.	4,728	605,605
DuluxGroup Ltd.	4,535	26,367
Imdex Ltd. (a)	10,528	9,817
Insurance Australia Group Ltd.	21,315	126,183
Macquarie Group Ltd.	1,812	147,566
Magellan Financial Group Ltd.	3,414	59,644

TOTAL AUSTRALIA		1,376,195

Austria - 0.7%
Andritz AG	4,106	220,947
Erste Group Bank AG	3,573	175,179

TOTAL AUSTRIA		396,126

Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC	3,965	18,834
Wolseley PLC	1,497	114,999

TOTAL BAILIWICK OF JERSEY		133,833

Belgium - 1.4%
Anheuser-Busch InBev SA NV	2,644	264,116
KBC Ancora	70	4,248
KBC Groep NV	4,815	420,977
Umicore SA	1,443	80,611

TOTAL BELGIUM		769,952

Bermuda - 0.1%
Credicorp Ltd. (United States)	294	68,352
Vostok New Ventures Ltd. (depositary receipt) (a)	1,875	15,717

TOTAL BERMUDA		84,069

Brazil - 1.6%
BM&F BOVESPA SA	16,100	116,274
BTG Pactual Participations Ltd. unit	11,500	73,467
CVC Brasil Operadora e Agencia de Viagens SA	5,100	84,423
Equatorial Energia SA	4,100	83,271
Hapvida Participacoes e Investimentos SA	9,900	78,139
IRB Brasil Resseguros SA	6,100	82,362
Itau Unibanco Holding SA	1,900	23,918
Itausa-Investimentos Itau SA	617	2,378
Localiza Rent A Car SA	10,300	82,001
Lojas Renner SA	9,500	88,432
Notre Dame Intermedica Participacoes SA	15,400	89,678
Suzano Papel e Celulose SA	8,500	99,626

TOTAL BRAZIL		903,969

Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,131	308,300
Canadian National Railway Co.	4,201	324,478
Canadian Pacific Railway Ltd.	1,669	304,539
CCL Industries, Inc. Class B	5,573	270,327
Constellation Software, Inc.	434	310,177
Franco-Nevada Corp.	3,964	281,165
McCoy Global, Inc. (a)	50	50
New Look Vision Group, Inc.	554	14,023
Nutrien Ltd.	7,162	326,040
Pason Systems, Inc.	9,406	131,499
PrairieSky Royalty Ltd.	6,513	144,418
ShawCor Ltd. Class A	350	6,771
Suncor Energy, Inc.	6,122	234,114

TOTAL CANADA		2,655,901

Cayman Islands - 4.4%
58.com, Inc. ADR (a)	2,362	206,415
Alibaba Group Holding Ltd. sponsored ADR (a)	4,977	888,587
JD.com, Inc. sponsored ADR (a)	3,900	142,389
Melco Crown Entertainment Ltd. sponsored ADR	2,806	87,575
New Oriental Education & Technology Group, Inc. sponsored ADR	1,188	106,730
Ping An Healthcare and Technology Co. Ltd. (a)	1,200	8,379
Sands China Ltd.	14,200	82,067
Shenzhou International Group Holdings Ltd.	10,000	109,162
Tencent Holdings Ltd.	17,600	865,268
Value Partners Group Ltd.	10,000	9,459

TOTAL CAYMAN ISLANDS		2,506,031

Chile - 0.2%
Banco Santander Chile sponsored ADR	2,663	87,959
China - 2.1%
China International Travel Service Corp. Ltd. (A Shares)	9,100	74,395
China Merchants Bank Co. Ltd. (H Shares)	28,500	124,271
Dong E-E-Jiao Co. Ltd. Class A	7,800	72,590
Gree Electric Appliances, Inc. of Zhuhai Class A	10,200	70,741
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	12,267	74,300
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	18,300	75,770
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,512	79,503
Kweichow Moutai Co. Ltd. (A Shares)	700	72,890
Midea Group Co. Ltd. Class A	9,400	76,427
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	22,000	214,971
Shanghai International Airport Co. Ltd. (A Shares)	10,700	84,039
Shenzhen Inovance Technology Co. Ltd. Class A	16,900	87,455
Yunnan Baiyao Group Co. Ltd.	5,300	79,148

TOTAL CHINA		1,186,500

Denmark - 0.5%
Jyske Bank A/S (Reg.)	2,214	133,098
Novo Nordisk A/S Series B sponsored ADR	2,332	109,464
Scandinavian Tobacco Group A/S (b)	792	13,248
SimCorp A/S	200	14,561
Spar Nord Bank A/S	2,048	23,469

TOTAL DENMARK		293,840

Finland - 0.3%
Sampo Oyj (A Shares)	2,942	158,986
Tikkurila Oyj	651	11,776

TOTAL FINLAND		170,762

France - 6.5%
Accor SA	1,761	99,673
Atos Origin SA	1,310	177,021
AXA SA (c)	9,906	283,298
Bouygues SA	2,382	121,532
Capgemini SA	1,195	164,511
Compagnie de St. Gobain	1,784	93,704
Edenred SA	3,118	107,311
Elis SA	5,073	121,420
Kering SA	163	94,404
Laurent-Perrier Group SA	137	17,289
Legrand SA	1,585	123,456
LVMH Moet Hennessy - Louis Vuitton SA	255	88,743
Natixis SA	19,132	157,383
Pernod Ricard SA	468	77,737
Rubis	1,102	85,835
Safran SA	1,585	185,905
Sanofi SA	3,746	296,167
Societe Generale Series A	4,949	270,853
SR Teleperformance SA	882	141,552
Total SA (c)	8,666	544,673
Vetoquinol SA	284	18,040
VINCI SA	2,420	241,961
Virbac SA (a)	87	13,574
Vivendi SA	5,636	148,984

TOTAL FRANCE		3,675,026

Germany - 5.2%
adidas AG	328	80,763
BASF AG	3,143	327,009
Bayer AG	2,558	305,731
Brenntag AG	1,560	89,521
CompuGroup Medical AG	967	50,493
CTS Eventim AG	902	42,307
Deutsche Post AG	2,802	121,619
Deutsche Telekom AG	12,959	226,829
Fielmann AG	184	15,132
Fresenius SE & Co. KGaA	954	72,971
Hannover Reuck SE	1,084	152,634
HeidelbergCement Finance AG	902	88,513
Linde AG	1,285	285,603
MTU Aero Engines Holdings AG	513	88,588
Nexus AG	419	14,016
SAP SE	6,079	675,411
Vonovia SE	3,927	197,325
WashTec AG	157	15,149
Wirecard AG	662	90,416

TOTAL GERMANY		2,940,030

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	400	9,555
Hong Kong - 1.6%
AIA Group Ltd.	71,160	635,971
CSPC Pharmaceutical Group Ltd.	42,000	106,976
Galaxy Entertainment Group Ltd.	9,000	78,774
Techtronic Industries Co. Ltd.	13,500	79,086

TOTAL HONG KONG		900,807

Hungary - 0.2%
OTP Bank PLC	2,400	104,855
India - 3.6%
Adani Ports & Special Economic Zone Ltd.	16,252	99,415
Asian Paints Ltd.	5,257	94,862
Eicher Motors Ltd.	223	104,191
Godrej Consumer Products Ltd.	5,371	90,003
HDFC Bank Ltd.	2,615	78,816
Hero Motocorp Ltd.	1,620	90,748
Housing Development Finance Corp. Ltd.	14,168	400,856
Indraprastha Gas Ltd.	17,369	74,910
IndusInd Bank Ltd.	3,103	88,268
Jyothy Laboratories Ltd.	1,338	7,290
Kotak Mahindra Bank Ltd. (a)	4,880	88,737
Larsen & Toubro Ltd.	5,333	112,109
LIC Housing Finance Ltd.	10,191	83,436
Maruti Suzuki India Ltd.	868	114,752
Motherson Sumi Systems Ltd.	16,847	89,260
PC Jeweller Ltd.	4,241	9,182
Pidilite Industries Ltd. (a)	5,479	89,349
Reliance Industries Ltd.	13,535	195,424
Ultratech Cemco Ltd.	1,423	87,732

TOTAL INDIA		1,999,340

Indonesia - 0.5%
PT Bank Central Asia Tbk	71,300	112,745
PT Bank Rakyat Indonesia Tbk	709,470	163,581

TOTAL INDONESIA		276,326

Ireland - 1.5%
Accenture PLC Class A	520	78,624
Allergan PLC	210	32,267
CRH PLC	3,177	112,820
CRH PLC sponsored ADR	9,473	334,965
James Hardie Industries PLC CDI	15,848	279,867

TOTAL IRELAND		838,543

Isle of Man - 0.2%
Playtech Ltd.	9,885	110,312
Israel - 0.2%
Azrieli Group	158	7,248
Frutarom Industries Ltd.	745	71,520
Ituran Location & Control Ltd.	1,043	32,698
Strauss Group Ltd.	1,292	26,648

TOTAL ISRAEL		138,114

Italy - 1.3%
Assicurazioni Generali SpA	6,600	133,420
Azimut Holding SpA	493	10,377
Beni Stabili SpA SIIQ	16,580	15,707
Interpump Group SpA	6,040	192,413
Intesa Sanpaolo SpA	69,910	265,935
Mediobanca SpA	9,796	119,065

TOTAL ITALY		736,917

Japan - 13.7%
AEON Financial Service Co. Ltd.	3,052	71,638
Ai Holdings Corp.	500	13,387
Aoki Super Co. Ltd.	1,000	11,919
Artnature, Inc.	1,400	9,605
Asahi Co. Ltd.	500	6,138
Aucnet, Inc.	500	6,490
Azbil Corp.	2,300	107,300
Broadleaf Co. Ltd.	1,800	8,595
Central Automotive Products Ltd.	100	1,560
Century21 Real Estate Japan Ltd.	200	2,472
Coca-Cola West Co. Ltd.	400	17,234
Daiichikosho Co. Ltd.	600	31,559
Daikin Industries Ltd.	700	81,993
Daikokutenbussan Co. Ltd.	500	25,842
DENSO Corp.	3,680	193,762
East Japan Railway Co.	2,927	280,866
Fanuc Corp.	800	171,369
Funai Soken Holdings, Inc.	900	21,092
GCA Savvian Group Corp.	1,500	13,323
Goldcrest Co. Ltd.	1,400	29,801
Honda Motor Co. Ltd.	8,261	284,062
Hoya Corp.	3,543	189,984
Idemitsu Kosan Co. Ltd.	2,057	80,628
Itochu Corp.	11,388	228,552
Iwatsuka Confectionary Co. Ltd.	100	4,784
Japan Tobacco, Inc.	3,787	101,725
Kao Corp.	1,644	118,127
Keyence Corp.	1,000	612,605
Kobayashi Pharmaceutical Co. Ltd.	600	50,659
Komatsu Ltd.	6,400	218,168
Koshidaka Holdings Co. Ltd.	500	30,370
Kusuri No Aoki Holdings Co. Ltd.	400	27,479
Lasertec Corp.	1,200	40,066
Makita Corp.	2,812	126,555
Medikit Co. Ltd.	300	16,493
Miroku Jyoho Service Co., Ltd.	400	11,416
Misumi Group, Inc.	11,800	327,058
Mitsubishi UFJ Financial Group, Inc.	49,358	330,765
Mitsuboshi Belting Ltd.	1,000	11,443
Mitsui Fudosan Co. Ltd.	4,939	127,022
Nabtesco Corp.	3,300	119,388
Nagaileben Co. Ltd.	1,400	37,100
Nakano Refrigerators Co. Ltd.	400	18,807
ND Software Co. Ltd.	100	943
Nihon Parkerizing Co. Ltd.	3,300	52,374
Nintendo Co. Ltd.	431	181,096
Nomura Holdings, Inc.	20,746	119,488
NS Tool Co. Ltd.	300	8,178
OBIC Co. Ltd.	2,547	213,648
Olympus Corp.	2,197	82,096
Oracle Corp. Japan	1,056	86,937
ORIX Corp.	11,976	210,774
OSG Corp.	6,500	144,365
Panasonic Corp.	8,727	129,222
Paramount Bed Holdings Co. Ltd.	800	39,810
ProNexus, Inc.	1,287	16,670
Recruit Holdings Co. Ltd.	4,508	104,205
San-Ai Oil Co. Ltd.	2,100	33,117
Shin-Etsu Chemical Co. Ltd.	1,489	149,894
Shinsei Bank Ltd.	6,396	99,930
SHO-BOND Holdings Co. Ltd.	2,260	171,175
Shoei Co. Ltd.	900	33,466
SoftBank Corp.	1,829	139,752
Sony Corp.	2,287	106,817
Sony Financial Holdings, Inc.	6,733	123,118
Subaru Corp.	3,784	127,345
Sumitomo Mitsui Financial Group, Inc.	5,214	217,310
T&D Holdings, Inc.	7,134	121,315
Taiheiyo Cement Corp.	2,351	89,141
The Monogatari Corp.	200	21,808
TKC Corp.	500	20,010
Tokio Marine Holdings, Inc.	3,878	183,471
USS Co. Ltd.	16,700	351,507
Welcia Holdings Co. Ltd.	500	25,750
Workman Co. Ltd.	600	23,930
Yamada Consulting Group Co. Ltd.	1,100	31,293
Yamato Kogyo Co. Ltd.	400	11,892

TOTAL JAPAN		7,691,048

Kenya - 0.4%
Safaricom Ltd.	721,000	203,073
Korea (South) - 2.2%
BGF Retail Co. Ltd.	548	97,736
Leeno Industrial, Inc.	139	7,437
LG Chemical Ltd.	355	119,336
LG Household & Health Care Ltd.	100	127,927
NAVER Corp.	107	71,538
Samsung Electronics Co. Ltd.	339	840,042

TOTAL KOREA (SOUTH)		1,264,016

Mexico - 1.2%
Consorcio ARA S.A.B. de CV	23,614	8,914
Embotelladoras Arca S.A.B. de CV	12,300	85,012
Fomento Economico Mexicano S.A.B. de CV:
unit	12,800	123,729
sponsored ADR	855	82,644
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	8,600	89,458
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	4,890	87,940
Grupo Mexico SA de CV Series B	23,400	77,787
Wal-Mart de Mexico SA de CV Series V	35,500	98,649

TOTAL MEXICO		654,133

Netherlands - 2.1%
Aalberts Industries NV	854	42,118
ASML Holding NV (Netherlands)	2,525	480,247
ING Groep NV (Certificaten Van Aandelen)	14,218	239,581
Koninklijke Philips Electronics NV	2,308	97,689
RELX NV	4,549	96,766
Takeaway.com Holding BV (a)(b)	240	13,970
VastNed Retail NV	305	15,267
Wolters Kluwer NV	2,248	121,699
Yandex NV Series A (a)	2,309	77,028

TOTAL NETHERLANDS		1,184,365

New Zealand - 0.1%
Auckland International Airport Ltd.	12,619	56,646
Norway - 0.6%
Kongsberg Gruppen ASA	985	24,188
Schibsted ASA (B Shares)	1,896	51,050
Skandiabanken ASA (b)	1,398	12,634
Statoil ASA	9,766	249,743

TOTAL NORWAY		337,615

Philippines - 0.7%
Ayala Corp.	4,880	90,912
Ayala Land, Inc.	118,500	93,259
Jollibee Food Corp.	3,500	19,264
SM Investments Corp.	5,305	96,077
SM Prime Holdings, Inc.	142,400	93,986

TOTAL PHILIPPINES		393,498

Portugal - 0.2%
Galp Energia SGPS SA Class B	6,135	117,908
Russia - 0.3%
Sberbank of Russia	52,030	185,461
South Africa - 2.4%
Capitec Bank Holdings Ltd.	1,265	90,060
Clicks Group Ltd.	10,920	186,698
Discovery Ltd.	6,276	87,141
FirstRand Ltd.	23,217	124,339
Mondi Ltd.	3,081	89,888
Naspers Ltd. Class N	2,727	664,351
Sanlam Ltd.	15,424	97,434

TOTAL SOUTH AFRICA		1,339,911

Spain - 2.6%
Amadeus IT Holding SA Class A	5,572	408,435
Banco Bilbao Vizcaya Argentaria SA	8,440	68,297
Banco Santander SA (Spain)	63,973	415,085
CaixaBank SA	32,014	155,680
Hispania Activos Inmobiliarios SA	3,943	83,804
Masmovil Ibercom SA (a)	369	53,294
Merlin Properties Socimi SA	4,861	75,138
Prosegur Compania de Seguridad SA (Reg.)	18,328	138,995
Unicaja Banco SA	27,649	50,117

TOTAL SPAIN		1,448,845

Sweden - 2.8%
Addlife AB	60	1,257
AddTech AB (B Shares)	1,426	29,736
Alfa Laval AB	4,141	102,950
ASSA ABLOY AB (B Shares)	17,021	358,044
Atlas Copco AB (A Shares)	7,102	279,079
Fagerhult AB	10,015	102,361
Investor AB (B Shares)	2,803	122,630
Lagercrantz Group AB (B Shares)	2,070	19,479
Loomis AB (B Shares)	1,926	70,427
Nordea Bank AB	22,077	225,342
Saab AB (B Shares)	573	23,524
Svenska Handelsbanken AB (A Shares)	10,440	116,430
Swedbank AB (A Shares)	6,938	151,292

TOTAL SWEDEN		1,602,551

Switzerland - 4.9%
Credit Suisse Group AG	11,035	186,119
Lafargeholcim Ltd. (Reg.)	1,826	102,005
Nestle SA (Reg. S)	9,661	748,439
Novartis AG	6,313	485,939
Roche Holding AG (participation certificate)	2,035	452,151
Schindler Holding AG:
(participation certificate)	704	146,057
(Reg.)	151	30,337
Sika AG	10	72,957
Tecan Group AG	100	22,099
UBS Group AG	16,640	279,552
Zurich Insurance Group AG	720	229,994

TOTAL SWITZERLAND		2,755,649

Taiwan - 1.4%
Addcn Technology Co. Ltd.	2,000	17,289
Taiwan Semiconductor Manufacturing Co. Ltd.	100,000	760,385

TOTAL TAIWAN		777,674

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	49,000	110,219
C.P. ALL PCL (For. Reg.)	43,500	119,647

TOTAL THAILAND		229,866

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi A/S	10,702	65,918
Tupras Turkiye Petrol Rafinerileri A/S	4,865	123,957
Turkcell Iletisim Hizmet A/S	25,000	85,916

TOTAL TURKEY		275,791

United Arab Emirates - 0.2%
DP World Ltd.	3,870	86,108
United Kingdom - 9.8%
Alliance Pharma PLC	9,192	10,250
Ascential PLC	4,289	24,882
AstraZeneca PLC (United Kingdom)	2,727	190,896
Aviva PLC	27,697	201,237
Avon Rubber PLC	758	14,036
BAE Systems PLC	34,941	293,163
BHP Billiton PLC	10,781	229,877
BP PLC	56,330	418,417
British American Tobacco PLC (United Kingdom)	8,685	476,351
Bunzl PLC	3,961	115,115
Cineworld Group PLC	3,947	14,150
Compass Group PLC	4,646	99,780
Dechra Pharmaceuticals PLC	1,714	64,702
DP Poland PLC (a)	18,857	7,918
Elementis PLC	19,667	76,786
GlaxoSmithKline PLC	5,691	114,145
Great Portland Estates PLC	2,542	24,406
Hilton Food Group PLC	368	4,489
Howden Joinery Group PLC	2,383	15,639
HSBC Holdings PLC sponsored ADR	3,653	183,600
Imperial Tobacco Group PLC	4,326	155,114
Informa PLC	37,552	382,047
InterContinental Hotel Group PLC ADR	4,152	264,233
ITE Group PLC	8,231	17,224
Liberty Global PLC Class A (a)	2,798	84,332
Melrose Industries PLC	17,867	56,082
Micro Focus International PLC	3,138	54,109
NMC Health PLC	1,657	81,393
Prudential PLC	17,724	455,756
Reckitt Benckiser Group PLC	2,495	195,728
Rightmove PLC	1,167	73,342
Royal Dutch Shell PLC Class B sponsored ADR	5,000	362,100
Shaftesbury PLC	6,191	86,169
Spectris PLC	4,749	175,871
Spirax-Sarco Engineering PLC	887	70,398
Standard Chartered PLC (United Kingdom)	14,065	148,516
Standard Life PLC	28,904	145,361
The Weir Group PLC	3,524	103,628
Ultra Electronics Holdings PLC	253	4,904

TOTAL UNITED KINGDOM		5,496,146

United States of America - 8.5%
A.O. Smith Corp.	1,253	76,872
Alphabet, Inc. Class A (a)	348	354,466
Amgen, Inc.	489	85,321
Amphenol Corp. Class A	883	73,916
Autoliv, Inc.	1,659	222,389
Berkshire Hathaway, Inc. Class B (a)	1,120	216,978
Black Knight, Inc. (a)	979	47,628
ConocoPhillips Co.	1,952	127,856
Facebook, Inc. Class A (a)	500	86,000
Hilton Worldwide Holdings, Inc.	900	70,956
Martin Marietta Materials, Inc.	857	166,918
MasterCard, Inc. Class A	2,861	510,030
Mettler-Toledo International, Inc. (a)	172	96,308
Mohawk Industries, Inc. (a)	688	144,397
Moody's Corp.	1,249	202,588
MSCI, Inc.	1,819	272,541
NVIDIA Corp.	300	67,470
PayPal Holdings, Inc. (a)	2,026	151,160
Philip Morris International, Inc.	2,385	195,570
PriceSmart, Inc.	1,117	97,849
ResMed, Inc.	2,047	193,728
S&P Global, Inc.	1,911	360,415
Sherwin-Williams Co.	798	293,393
Visa, Inc. Class A	4,372	554,719
Yum China Holdings, Inc.	2,887	123,448

TOTAL UNITED STATES OF AMERICA		4,792,916

TOTAL COMMON STOCKS
(Cost $51,957,904)		53,334,609

Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.1%
Ambev SA sponsored ADR	23,699	156,887
Itau Unibanco Holding SA	21,800	317,429
Itausa-Investimentos Itau SA (PN)	30,000	116,551

TOTAL BRAZIL		590,867

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	1,542	131,838
Sartorius AG (non-vtg.)	379	58,492

TOTAL GERMANY		190,330

Spain - 0.1%
Grifols SA Class B	2,852	58,786
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $806,127)		839,983

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.74% (d)	1,816,268	1,816,631
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	301,787	301,817
TOTAL MONEY MARKET FUNDS
(Cost $2,118,448)		2,118,448
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,882,479)		56,293,040
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,871
NET ASSETS - 100%		$56,299,911

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,852 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,362
Fidelity Securities Lending Cash Central Fund	1,019
Total	$9,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,848,073	$3,664,038	$2,184,035	$--
Consumer Staples	4,365,139	2,312,820	2,052,319	--
Energy	2,780,230	1,371,973	1,408,257	--
Financials	12,721,190	6,271,813	6,449,377	--
Health Care	4,273,515	1,399,313	2,874,202	--
Industrials	8,102,047	6,176,357	1,925,690	--
Information Technology	9,710,130	7,082,272	2,627,858	--
Materials	4,495,465	3,062,629	1,432,836	--
Real Estate	851,604	664,359	187,245	--
Telecommunication Services	783,183	416,602	366,581	--
Utilities	244,016	169,106	74,910	--
Money Market Funds	2,118,448	2,118,448	--	--
Total Investments in Securities:	$56,293,040	$34,709,730	$21,583,310	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,754,710
Level 2 to Level 1	$1,872,273

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $288,777) — See accompanying schedule: Unaffiliated issuers (cost $52,764,031)	$54,174,592
Fidelity Central Funds (cost $2,118,448)	2,118,448
Total Investment in Securities (cost $54,882,479)		$56,293,040
Cash		31,601
Foreign currency held at value (cost $21,967)		21,963
Receivable for investments sold		172,085
Receivable for fund shares sold		10,874
Dividends receivable		193,712
Distributions receivable from Fidelity Central Funds		2,024
Other receivables		2,120
Total assets		56,727,419
Liabilities
Payable for investments purchased	$100,771
Payable for fund shares redeemed	6,643
Other payables and accrued expenses	18,289
Collateral on securities loaned	301,805
Total liabilities		427,508
Net Assets		$56,299,911
Net Assets consist of:
Paid in capital		$54,710,602
Undistributed net investment income		446,515
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(246,332)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,389,126
Net Assets, for 4,610,119 shares outstanding		$56,299,911
Net Asset Value, offering price and redemption price per share ($56,299,911 ÷ 4,610,119 shares)		$12.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$547,536
Income from Fidelity Central Funds		9,381
Income before foreign taxes withheld		556,917
Less foreign taxes withheld		(54,888)
Total income		502,029
Expenses
Independent trustees' fees and expenses	$58
Miscellaneous	40
Total expenses		98
Net investment income (loss)		501,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $68)	(194,873)
Fidelity Central Funds	12
Foreign currency transactions	(11,707)
Total net realized gain (loss)		(206,568)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $18,288)	261,849
Assets and liabilities in foreign currencies	(3,042)
Total change in net unrealized appreciation (depreciation)		258,807
Net gain (loss)		52,239
Net increase (decrease) in net assets resulting from operations		$554,170

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	For the period March 7, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$501,931	$113,865
Net realized gain (loss)	(206,568)	34,417
Change in net unrealized appreciation (depreciation)	258,807	1,130,319
Net increase (decrease) in net assets resulting from operations	554,170	1,278,601
Distributions to shareholders from net investment income	(169,263)	–
Distributions to shareholders from net realized gain	(74,198)	–
Total distributions	(243,461)	–
Share transactions
Proceeds from sales of shares	49,499,241	14,011,215
Reinvestment of distributions	243,461	–
Cost of shares redeemed	(8,364,709)	(678,607)
Net increase (decrease) in net assets resulting from share transactions	41,377,993	13,332,608
Total increase (decrease) in net assets	41,688,702	14,611,209
Net Assets
Beginning of period	14,611,209	–
End of period	$56,299,911	$14,611,209
Other Information
Undistributed net investment income end of period	$446,515	$113,847
Shares
Sold	4,049,030	1,281,107
Issued in reinvestment of distributions	20,407	–
Redeemed	(681,728)	(58,697)
Net increase (decrease)	3,387,709	1,222,410

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.16
Net realized and unrealized gain (loss)	.21	1.79
Total from investment operations	.37	1.95
Distributions from net investment income	(.07)	–
Distributions from net realized gain	(.03)	–
Total distributions	(.11)C	–
Net asset value, end of period	$12.21	$11.95
Total ReturnD	3.08%	19.50%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	- %H
Expenses net of fee waivers, if anyG	- %H	- %H
Expenses net of all reductionsG	- %H	- %H
Net investment income (loss)	2.69%H	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$56,300	$14,611
Portfolio turnover rateI	58%H	35%H

 A For the period March 7, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.032 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Flex International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,136,945
Gross unrealized depreciation	(1,909,711)
Net unrealized appreciation (depreciation)	$1,227,234
Tax cost	$55,065,806

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,042,685 and $10,410,827, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $163 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,019. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	- %-C	$1,000.00	$1,030.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

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www.fidelity.com

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1.9881586.101

Fidelity® Diversified International K6 Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Japan	16.9%
United Kingdom	14.8%
United States of America*	10.9%
France	7.6%
Germany	7.3%
Netherlands	5.4%
Switzerland	4.1%
India	3.6%
Canada	3.4%
Other	26.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	94.6
Short-Term Investments and Net Other Assets (Liabilities)	5.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Prudential PLC (United Kingdom, Insurance)	1.6
ORIX Corp. (Japan, Diversified Financial Services)	1.6
Keyence Corp. (Japan, Electronic Equipment & Components)	1.4
British American Tobacco PLC sponsored ADR (United Kingdom, Tobacco)	1.4
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.4
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.2
Wolseley PLC (Bailiwick of Jersey, Trading Companies & Distributors)	1.2
SAP SE (Germany, Software)	1.2
Suncor Energy, Inc. (Canada, Oil, Gas & Consumable Fuels)	1.1
13.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	24.8
Industrials	15.4
Information Technology	11.9
Consumer Staples	10.7
Consumer Discretionary	10.7
Health Care	9.7
Materials	5.5
Energy	4.6
Telecommunication Services	1.0
Utilities	0.2

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 1.0%
Amcor Ltd.	511,250	$5,268,418
Bapcor Ltd.	70,875	312,700
CSL Ltd.	51,818	6,637,318
Link Administration Holdings Ltd.	120,725	751,192
Magellan Financial Group Ltd.	297,694	5,200,854
Technology One Ltd.	55,298	205,403

TOTAL AUSTRALIA		18,375,885

Austria - 0.1%
Andritz AG	38,078	2,049,002
Bailiwick of Jersey - 2.4%
Glencore Xstrata PLC	1,745,811	8,428,927
Shire PLC	205,113	10,922,253
Wolseley PLC	290,756	22,335,835
WPP PLC	117,429	2,015,097

TOTAL BAILIWICK OF JERSEY		43,702,112

Belgium - 1.1%
KBC Groep NV	194,551	17,009,641
Umicore SA	50,716	2,833,177

TOTAL BELGIUM		19,842,818

Bermuda - 1.1%
Credicorp Ltd. (United States)	34,493	8,019,278
Hiscox Ltd.	366,851	7,520,102
IHS Markit Ltd. (a)	112,560	5,530,073

TOTAL BERMUDA		21,069,453

Canada - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	403,617	17,449,885
CCL Industries, Inc. Class B	36,582	1,774,467
Cenovus Energy, Inc.	955,653	9,571,788
Constellation Software, Inc.	7,074	5,055,738
Fairfax India Holdings Corp. (a)	432,977	7,577,098
Imperial Oil Ltd.	900	27,989
PrairieSky Royalty Ltd.	74,975	1,662,478
Suncor Energy, Inc.	508,326	19,439,080

TOTAL CANADA		62,558,523

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	51,270	9,153,746
ENN Energy Holdings Ltd.	315,877	2,953,934
JD.com, Inc. sponsored ADR (a)	134,149	4,897,780
NetEase, Inc. ADR	15,747	4,048,081
Zai Lab Ltd. ADR	55,828	1,042,309

TOTAL CAYMAN ISLANDS		22,095,850

China - 0.7%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	147,143	891,228
Kweichow Moutai Co. Ltd. (A Shares)	46,777	4,870,843
Shanghai International Airport Co. Ltd. (A Shares)	575,113	4,517,020
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	412,091	1,864,200

TOTAL CHINA		12,143,291

Curacao - 0.3%
Schlumberger Ltd.	80,179	5,497,072
Denmark - 0.3%
NNIT A/S (b)	35,040	973,444
Novozymes A/S Series B	91,031	4,279,629
SimCorp A/S	2,657	193,449

TOTAL DENMARK		5,446,522

Finland - 0.4%
Sampo Oyj (A Shares)	137,637	7,437,917
France - 7.6%
Aeroports de Paris	24,843	5,472,074
Amundi SA (b)	183,433	15,612,285
BNP Paribas SA	245,115	18,938,136
Capgemini SA	54,328	7,479,140
Compagnie de St. Gobain	171,619	9,014,213
Eiffage SA	32,099	3,825,884
Elis SA	198,583	4,753,011
Iliad SA	8,590	1,721,446
Kering SA (c)	14,060	8,143,059
LVMH Moet Hennessy - Louis Vuitton SA	48,315	16,814,207
Maisons du Monde SA (b)	74,683	3,037,505
Sanofi SA	215,302	17,022,276
Societe Generale Series A	186,693	10,217,481
SR Teleperformance SA	18,056	2,897,808
Thales SA	20,986	2,660,983
VINCI SA (c)	131,753	13,173,153

TOTAL FRANCE		140,782,661

Germany - 6.6%
adidas AG	60,496	14,895,908
Aumann AG (b)	29,335	1,774,790
Axel Springer Verlag AG	77,717	6,367,794
Bayer AG	150,478	17,985,072
Brenntag AG	14,600	837,823
Deutsche Borse AG	33,374	4,488,439
Deutsche Post AG	250,148	10,857,536
Fresenius SE & Co. KGaA	168,738	12,906,666
Hannover Reuck SE	39,033	5,496,087
Linde AG	48,544	10,789,330
Morphosys AG sponsored ADR (c)	75,600	1,979,208
Rational AG	2,945	1,847,540
SAP SE	194,878	21,652,053
Scout24 AG (b)	75,200	3,899,447
Symrise AG	87,322	7,075,698

TOTAL GERMANY		122,853,391

Hong Kong - 1.6%
AIA Group Ltd.	2,544,046	22,736,648
Techtronic Industries Co. Ltd.	1,109,111	6,497,385

TOTAL HONG KONG		29,234,033

Hungary - 0.0%
OTP Bank PLC	22,080	964,663
India - 3.6%
Adani Ports & Special Economic Zone Ltd.	526,097	3,218,181
Axis Bank Ltd.	572,115	4,435,298
Future Retail Ltd.	61,660	557,135
Godrej Consumer Products Ltd.	74,263	1,244,440
HDFC Bank Ltd.	568,163	17,124,326
Housing Development Finance Corp. Ltd.	591,343	16,730,881
ICICI Bank Ltd.	857,199	3,663,406
Kajaria Ceramics Ltd.	116,470	953,633
Kotak Mahindra Bank Ltd. (a)	212,919	3,871,697
LIC Housing Finance Ltd.	311,603	2,551,175
Motherson Sumi Systems Ltd.	142,734	756,246
PC Jeweller Ltd.	86,585	187,456
Reliance Industries Ltd.	815,330	11,772,060

TOTAL INDIA		67,065,934

Indonesia - 0.9%
PT Bank Central Asia Tbk	4,779,550	7,557,820
PT Bank Rakyat Indonesia Tbk	38,406,500	8,855,328

TOTAL INDONESIA		16,413,148

Ireland - 3.2%
Allergan PLC	22,085	3,393,360
CRH PLC	248,950	8,835,506
DCC PLC (United Kingdom)	69,475	6,695,236
Kerry Group PLC Class A	95,131	9,707,377
Kingspan Group PLC (Ireland)	156,049	7,066,679
Paddy Power Betfair PLC (Ireland)	59,520	5,890,267
Ryanair Holdings PLC sponsored ADR (a)	154,222	16,959,793

TOTAL IRELAND		58,548,218

Israel - 0.6%
Check Point Software Technologies Ltd. (a)	89,072	8,596,339
Frutarom Industries Ltd.	13,341	1,280,739
SodaStream International Ltd. (a)	19,786	1,869,579

TOTAL ISRAEL		11,746,657

Italy - 1.0%
Buzzi Unicem SpA	26,516	671,154
Intesa Sanpaolo SpA	3,638,757	13,841,677
Prada SpA	968,391	4,913,524

TOTAL ITALY		19,426,355

Japan - 16.9%
Bandai Namco Holdings, Inc.	33,080	1,124,151
Bridgestone Corp.	234,154	9,829,242
Daikin Industries Ltd.	102,471	12,002,755
East Japan Railway Co.	51,381	4,930,358
GMO Internet, Inc.	24,600	453,430
Hoya Corp.	343,430	18,415,538
Itochu Corp.	162,636	3,264,027
Kao Corp.	112,364	8,073,721
Keyence Corp.	42,698	26,157,017
Minebea Mitsumi, Inc.	684,279	13,751,930
Misumi Group, Inc.	206,026	5,710,380
Mitsubishi UFJ Financial Group, Inc.	2,650,082	17,759,109
Morinaga & Co. Ltd.	119,064	5,805,078
Nabtesco Corp.	72,155	2,610,437
Nidec Corp.	60,677	9,513,390
Nintendo Co. Ltd.	4,400	1,848,777
Nissan Chemical Industries Co. Ltd.	12,700	566,342
Nitori Holdings Co. Ltd.	90,127	15,235,519
Olympus Corp.	167,862	6,272,560
ORIX Corp.	1,636,432	28,800,724
Outsourcing, Inc.	167,877	2,831,734
PALTAC Corp.	62,250	3,120,472
Panasonic Corp.	375,835	5,565,045
Recruit Holdings Co. Ltd.	568,824	13,148,722
Renesas Electronics Corp. (a)(c)	911,301	9,569,828
Seria Co. Ltd.	41,118	2,016,031
Shin-Etsu Chemical Co. Ltd.	54,253	5,461,528
Shiseido Co. Ltd.	29,051	1,889,963
SMC Corp.	22,827	8,711,512
SoftBank Corp.	162,918	12,448,354
Sohgo Security Services Co., Ltd.	42,081	2,082,494
Sony Corp.	254,435	11,883,671
Start Today Co. Ltd.	130,514	3,772,633
Subaru Corp.	143,243	4,820,627
Sundrug Co. Ltd.	65,471	3,371,768
Tsubaki Nakashima Co. Ltd.	61,610	1,457,405
Tsuruha Holdings, Inc.	127,209	18,304,039
Welcia Holdings Co. Ltd.	212,849	10,961,762

TOTAL JAPAN		313,542,073

Korea (South) - 0.3%
LG Chemical Ltd.	14,604	4,909,251
Liberia - 0.1%
Royal Caribbean Cruises Ltd.	9,100	984,529
Luxembourg - 1.0%
B&M European Value Retail S.A.	2,884,928	16,097,221
Eurofins Scientific SA	278	150,332
Samsonite International SA	399,040	1,799,947

TOTAL LUXEMBOURG		18,047,500

Netherlands - 5.4%
ASML Holding NV	80,335	15,139,131
ING Groep NV (Certificaten Van Aandelen)	759,164	12,792,310
Koninklijke Philips Electronics NV	270,592	11,453,139
LyondellBasell Industries NV Class A	85,539	9,044,038
Philips Lighting NV (b)	56,919	1,734,881
RELX NV	555,604	11,818,738
Unilever NV (Certificaten Van Aandelen) (Bearer)	409,679	23,486,319
Wolters Kluwer NV	205,648	11,133,106
Yandex NV Series A (a)	91,751	3,060,813

TOTAL NETHERLANDS		99,662,475

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	516,848	3,854,735
Norway - 1.6%
Schibsted ASA (A Shares)	138,387	4,046,918
Statoil ASA	1,016,854	26,003,712

TOTAL NORWAY		30,050,630

Philippines - 0.0%
Alliance Global Group, Inc. (a)	15,200	3,834
South Africa - 0.8%
Capitec Bank Holdings Ltd.	17,017	1,211,509
Naspers Ltd. Class N	55,621	13,550,364

TOTAL SOUTH AFRICA		14,761,873

Spain - 2.3%
Aedas Homes SAU (b)	49,821	1,774,833
Amadeus IT Holding SA Class A	220,154	16,137,579
CaixaBank SA	2,637,840	12,827,484
Masmovil Ibercom SA (a)	27,084	3,911,714
Neinor Homes SLU (a)(b)	98,978	1,919,585
Prosegur Cash SA (b)	2,078,207	6,073,336

TOTAL SPAIN		42,644,531

Sweden - 2.3%
Alfa Laval AB (c)	94,051	2,338,212
ASSA ABLOY AB (B Shares)	498,200	10,479,857
Coor Service Management Holding AB	404,100	2,810,400
Essity AB Class B	281,601	7,171,352
HEXPOL AB (B Shares)	302,188	3,140,369
Indutrade AB	69,700	1,650,835
Nordea Bank AB	1,434,927	14,646,443

TOTAL SWEDEN		42,237,468

Switzerland - 4.1%
Credit Suisse Group AG	794,819	13,405,610
Julius Baer Group Ltd.	120,343	7,142,161
Lonza Group AG	24,782	6,106,725
Roche Holding AG (participation certificate)	75,241	16,717,607
Sika AG	1,757	12,818,476
Swatch Group AG (Bearer)	13,770	6,648,784
TE Connectivity Ltd.	18,535	1,700,586
UBS Group AG	683,745	11,570,539

TOTAL SWITZERLAND		76,110,488

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	431,020	16,572,719
Tripod Technology Corp.	425,000	1,283,304
United Microelectronics Corp.	8,631,045	4,646,239

TOTAL TAIWAN		22,502,262

Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	665,106	4,215,487
United Kingdom - 14.8%
Admiral Group PLC	170,111	4,667,443
Aon PLC	21,460	3,057,406
Ascential PLC	640,138	3,713,705
Ashtead Group PLC	132,123	3,697,900
AstraZeneca PLC (United Kingdom)	186,708	13,070,003
Beazley PLC	224,300	1,826,515
British American Tobacco PLC sponsored ADR	477,446	26,078,101
Bunzl PLC	335,209	9,741,890
Coca-Cola European Partners PLC	115,891	4,542,927
Compass Group PLC	449,164	9,646,480
Cranswick PLC	41,398	1,660,765
DS Smith PLC	421,035	3,028,034
Essentra PLC	317,742	1,929,090
Halma PLC	197,192	3,320,130
Hastings Group Holdings PLC (b)	1,418,871	5,391,273
Imperial Tobacco Group PLC	151,024	5,415,139
Indivior PLC (a)	1,117,884	6,973,168
Informa PLC	302,081	3,073,316
ITV PLC	458,900	958,076
John Wood Group PLC	464,444	3,635,629
Liberty Global PLC Class A (a)	1,200	36,168
LivaNova PLC (a)	28,185	2,502,264
Lloyds Banking Group PLC	14,846,651	13,168,204
London Stock Exchange Group PLC	201,870	11,950,321
Melrose Industries PLC	4,510,368	14,157,486
Micro Focus International PLC	439,579	7,579,719
Prudential PLC	1,169,632	30,075,985
Reckitt Benckiser Group PLC	225,914	17,722,520
Spectris PLC	181,646	6,726,938
St. James's Place Capital PLC	997,868	15,612,838
Standard Chartered PLC (United Kingdom)	863,099	9,113,712
Standard Life PLC	1,674,165	8,419,518
Tesco PLC	4,039,828	13,084,756
The Weir Group PLC	307,300	9,036,560

TOTAL UNITED KINGDOM		274,613,979

United States of America - 5.5%
Alphabet, Inc. Class C (a)	10,781	10,967,835
Amgen, Inc.	63,324	11,048,772
Becton, Dickinson & Co.	12,368	2,867,768
Boston Scientific Corp. (a)	31,800	913,296
Citigroup, Inc.	117,392	8,014,352
Coty, Inc. Class A	502,477	8,717,976
DocuSign, Inc.	5,300	204,739
DowDuPont, Inc.	84,607	5,350,547
FleetCor Technologies, Inc. (a)	7,800	1,616,784
MasterCard, Inc. Class A	84,190	15,008,551
nLIGHT, Inc. (a)	2,300	57,339
Oceaneering International, Inc.	102,591	2,179,033
Quintiles Transnational Holdings, Inc. (a)	17,284	1,655,116
S&P Global, Inc.	71,648	13,512,813
Smartsheet, Inc.	4,300	82,990
Valero Energy Corp.	52,744	5,850,892
Visa, Inc. Class A	113,668	14,422,196

TOTAL UNITED STATES OF AMERICA		102,470,999

TOTAL COMMON STOCKS
(Cost $1,732,710,882)		1,737,865,619

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.1%
Itau Unibanco Holding SA	138,600	2,018,151
Germany - 0.7%
Henkel AG & Co. KGaA	64,505	8,210,264
Jungheinrich AG	37,751	1,597,407
Sartorius AG (non-vtg.)	21,716	3,351,458

TOTAL GERMANY		13,159,129

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,727,842)		15,177,280

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.74% (d)	93,212,083	93,230,725
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	29,428,505	29,431,448
TOTAL MONEY MARKET FUNDS
(Cost $122,662,173)		122,662,173
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,870,100,897)		1,875,705,072
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(22,925,832)
NET ASSETS - 100%		$1,852,779,240

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,191,379 or 2.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$328,272
Fidelity Securities Lending Cash Central Fund	142,970
Total	$471,242

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$196,998,126	$132,145,349	$64,852,777	$--
Consumer Staples	197,826,334	137,417,456	60,408,878	--
Energy	85,639,733	47,863,961	37,775,772	--
Financials	467,123,480	233,250,591	233,872,889	--
Health Care	180,078,587	84,406,719	95,671,868	--
Industrials	284,921,636	252,198,279	32,723,357	--
Information Technology	220,160,002	181,302,087	38,857,915	--
Materials	97,484,720	79,101,167	18,383,553	--
Real Estate	1,774,833	1,774,833	--	--
Telecommunication Services	18,081,514	5,633,160	12,448,354	--
Utilities	2,953,934	--	2,953,934	--
Money Market Funds	122,662,173	122,662,173	--	--
Total Investments in Securities:	$1,875,705,072	$1,277,755,775	$597,949,297	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$23,383,952
Level 2 to Level 1	$40,539,446

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,045,753) — See accompanying schedule: Unaffiliated issuers (cost $1,747,438,724)	$1,753,042,899
Fidelity Central Funds (cost $122,662,173)	122,662,173
Total Investment in Securities (cost $1,870,100,897)		$1,875,705,072
Foreign currency held at value (cost $817,837)		817,382
Receivable for investments sold		5,612,259
Receivable for fund shares sold		3,872,420
Dividends receivable		6,728,246
Distributions receivable from Fidelity Central Funds		171,258
Other receivables		53,667
Total assets		1,892,960,304
Liabilities
Payable for investments purchased	$8,544,637
Payable for fund shares redeemed	1,030,597
Accrued management fee	894,614
Other payables and accrued expenses	280,991
Collateral on securities loaned	29,430,225
Total liabilities		40,181,064
Net Assets		$1,852,779,240
Net Assets consist of:
Paid in capital		$1,857,271,460
Undistributed net investment income		9,862,496
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,572,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,217,304
Net Assets, for 172,556,760 shares outstanding		$1,852,779,240
Net Asset Value, offering price and redemption price per share ($1,852,779,240 ÷ 172,556,760 shares)		$10.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$13,914,544
Income from Fidelity Central Funds		471,242
Total income		14,385,786
Expenses
Management fee	$3,834,162
Independent trustees' fees and expenses	1,916
Interest	2,103
Miscellaneous	308
Total expenses before reductions	3,838,489
Expense reductions	(94,525)	3,743,964
Net investment income (loss)		10,641,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $13,786)	(18,339,436)
Fidelity Central Funds	1,223
Foreign currency transactions	(179,639)
Total net realized gain (loss)		(18,517,852)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $280,720)	(488,201)
Assets and liabilities in foreign currencies	(107,600)
Total change in net unrealized appreciation (depreciation)		(595,801)
Net gain (loss)		(19,113,653)
Net increase (decrease) in net assets resulting from operations		$(8,471,831)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,641,822	$305,203
Net realized gain (loss)	(18,517,852)	(717,555)
Change in net unrealized appreciation (depreciation)	(595,801)	5,813,105
Net increase (decrease) in net assets resulting from operations	(8,471,831)	5,400,753
Distributions to shareholders from net investment income	(1,082,775)	–
Distributions to shareholders from net realized gain	(338,367)	–
Total distributions	(1,421,142)	–
Share transactions
Proceeds from sales of shares	1,714,953,099	299,172,907
Reinvestment of distributions	1,421,142	–
Cost of shares redeemed	(149,847,674)	(8,428,014)
Net increase (decrease) in net assets resulting from share transactions	1,566,526,567	290,744,893
Total increase (decrease) in net assets	1,556,633,594	296,145,646
Net Assets
Beginning of period	296,145,646	–
End of period	$1,852,779,240	$296,145,646
Other Information
Undistributed net investment income end of period	$9,862,496	$303,449
Shares
Sold	158,437,301	28,621,106
Issued in reinvestment of distributions	133,315	–
Redeemed	(13,822,702)	(812,260)
Net increase (decrease)	144,747,914	27,808,846

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.03C
Net realized and unrealized gain (loss)	.02D	.62
Total from investment operations	.11	.65
Distributions from net investment income	(.02)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.02)E	–
Net asset value, end of period	$10.74	$10.65
Total ReturnF,G	1.04%	6.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.60%J	.60%J
Expenses net of fee waivers, if any	.60%J	.60%J
Expenses net of all reductions	.59%J	.60%J
Net investment income (loss)	1.66%J	.64%C,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,852,779	$296,146
Portfolio turnover rateK	55%J,L	27%L,M

 A For the period May 25, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.02 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Diversified International K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$72,910,873
Gross unrealized depreciation	(68,739,877)
Net unrealized appreciation (depreciation)	$4,170,996
Tax cost	$1,871,534,076

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(545,142)
Total capital loss carryforward	$(545,142)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $524,187,517 and $329,040,045, respectively.

Exchanges In-Kind. Investments and cash received in-kind through subscriptions totaled $1,324,963,689 in exchange for 122,380,109 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,237 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,508,000	1.65%	$2,103

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash, including accrued interest, valued at $252,875,067 in exchange for 24,179,719 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $308 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $142,970. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $94,488 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management expenses by $37.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	.60%	$1,000.00	$1,010.40	$2.99
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

DIFK6-SANN-0618
1.9883986.100

Fidelity® International Capital Appreciation K6 Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
United States of America*	16.1%
France	8.7%
United Kingdom	8.0%
Japan	7.6%
Germany	6.3%
Cayman Islands	6.1%
India	4.7%
Netherlands	4.4%
China	4.4%
Other	33.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	98.6
Short-Term Investments and Net Other Assets (Liabilities)	1.4

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.0
Naspers Ltd. Class N (South Africa, Media)	1.0
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.0
Allianz SE (Germany, Insurance)	1.0
Prudential PLC (United Kingdom, Insurance)	0.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.8
Keyence Corp. (Japan, Electronic Equipment & Components)	0.8
11.1

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	21.1
Industrials	20.0
Information Technology	19.9
Consumer Discretionary	15.5
Materials	6.5
Consumer Staples	6.5
Health Care	4.0
Real Estate	2.8
Utilities	1.0
Energy	0.7

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	13,633	$1,321,310
Australia - 2.9%
Amcor Ltd.	131,932	1,359,556
Aristocrat Leisure Ltd.	81,021	1,625,328
Challenger Ltd.	164,917	1,333,349
CSL Ltd.	16,149	2,068,510
realestate.com.au Ltd.	22,656	1,371,634

TOTAL AUSTRALIA		7,758,377

Bailiwick of Jersey - 0.6%
Wolseley PLC	20,768	1,595,395
Belgium - 1.7%
Ageas	25,500	1,368,784
KBC Groep NV	17,575	1,536,586
Umicore SA	26,873	1,501,222

TOTAL BELGIUM		4,406,592

Bermuda - 1.0%
Credicorp Ltd. (United States)	6,087	1,415,167
Hiscox Ltd.	64,162	1,315,261

TOTAL BERMUDA		2,730,428

Brazil - 1.6%
BM&F BOVESPA SA	206,700	1,492,781
CVC Brasil Operadora e Agencia de Viagens SA	75,100	1,243,163
Equatorial Energia SA	69,200	1,405,452
Itausa-Investimentos Itau SA	6,845	26,378

TOTAL BRAZIL		4,167,774

Canada - 3.6%
Brookfield Asset Management, Inc. Class A	42,386	1,679,990
Canadian National Railway Co.	26,629	2,056,776
Canadian Pacific Railway Ltd.	8,856	1,615,938
CCL Industries, Inc. Class B	28,565	1,385,590
Constellation Software, Inc.	2,124	1,518,008
Waste Connection, Inc. (Canada)	18,243	1,318,549

TOTAL CANADA		9,574,851

Cayman Islands - 6.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	21,646	3,864,677
JD.com, Inc. sponsored ADR (a)	44,583	1,627,725
Melco Crown Entertainment Ltd. sponsored ADR	44,617	1,392,497
New Oriental Education & Technology Group, Inc. sponsored ADR	15,983	1,435,913
Sands China Ltd.	276,400	1,597,421
Shenzhou International Group Holdings Ltd.	138,000	1,506,441
Tencent Holdings Ltd.	97,000	4,768,799

TOTAL CAYMAN ISLANDS		16,193,473

Chile - 0.5%
Banco Santander Chile sponsored ADR	39,185	1,294,281
China - 4.4%
China International Travel Service Corp. Ltd. (A Shares)	164,085	1,341,431
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	211,791	1,282,793
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	334,615	1,385,448
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	81,100	1,429,011
Kweichow Moutai Co. Ltd. (A Shares)	12,933	1,346,701
Midea Group Co. Ltd. Class A	168,300	1,368,372
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	203,000	1,983,594
Shanghai International Airport Co. Ltd. (A Shares)	173,933	1,366,095

TOTAL CHINA		11,503,445

Denmark - 0.6%
DSV de Sammensluttede Vognmaend A/S	19,500	1,549,646
Finland - 0.6%
Sampo Oyj (A Shares)	29,600	1,599,587
France - 8.7%
Aeroports de Paris	6,158	1,356,400
Capgemini SA	11,700	1,610,697
Dassault Systemes SA	10,966	1,420,263
Eiffage SA	12,754	1,520,151
Kering SA	3,221	1,865,490
Legrand SA	20,134	1,568,241
LVMH Moet Hennessy - Louis Vuitton SA	7,418	2,581,554
Orpea	10,878	1,397,043
Pernod Ricard SA	10,515	1,746,598
Rubis	17,563	1,367,986
Safran SA	14,000	1,642,062
SR Teleperformance SA	9,101	1,460,620
Thales SA	11,467	1,453,993
VINCI SA (b)	19,372	1,936,884

TOTAL FRANCE		22,927,982

Germany - 6.3%
adidas AG	7,258	1,787,135
Allianz SE	10,716	2,534,590
CTS Eventim AG	27,628	1,295,841
Deutsche Borse AG	12,100	1,627,318
Deutsche Wohnen AG (Bearer)	33,443	1,580,699
Hannover Reuck SE	9,700	1,365,820
Infineon Technologies AG	63,100	1,615,721
Symrise AG	18,508	1,499,703
Vonovia SE	32,700	1,643,117
Wirecard AG	11,761	1,606,312

TOTAL GERMANY		16,556,256

Hong Kong - 2.2%
AIA Group Ltd.	300,400	2,684,735
Galaxy Entertainment Group Ltd.	181,000	1,584,226
Techtronic Industries Co. Ltd.	251,500	1,473,335

TOTAL HONG KONG		5,742,296

India - 4.7%
Adani Ports & Special Economic Zone Ltd.	232,449	1,421,911
Eicher Motors Ltd.	3,193	1,491,854
HDFC Bank Ltd.	9,052	272,826
HDFC Bank Ltd. sponsored ADR	10,810	1,035,706
Housing Development Finance Corp. Ltd.	66,651	1,885,758
IndusInd Bank Ltd.	48,246	1,372,401
Kotak Mahindra Bank Ltd. (a)	79,093	1,438,219
Maruti Suzuki India Ltd.	11,097	1,467,056
Reliance Industries Ltd.	131,474	1,898,274

TOTAL INDIA		12,284,005

Indonesia - 1.1%
PT Bank Central Asia Tbk	995,300	1,573,851
PT Bank Rakyat Indonesia Tbk	6,065,100	1,398,421

TOTAL INDONESIA		2,972,272

Ireland - 2.2%
Accenture PLC Class A	9,025	1,364,580
DCC PLC (United Kingdom)	15,688	1,511,837
Kerry Group PLC Class A	15,400	1,571,450
Kingspan Group PLC (Ireland)	31,100	1,408,364

TOTAL IRELAND		5,856,231

Israel - 0.5%
Frutarom Industries Ltd.	14,080	1,351,683
Italy - 0.5%
Pirelli & C. S.p.A. (c)	152,800	1,329,291
Japan - 7.6%
Daikin Industries Ltd.	15,226	1,783,470
Kansai Paint Co. Ltd.	54,600	1,230,648
Kao Corp.	24,718	1,776,069
Keyence Corp.	3,432	2,102,461
Makita Corp.	32,900	1,480,681
Misumi Group, Inc.	51,000	1,413,557
Nidec Corp.	11,200	1,756,019
Nissan Chemical Industries Co. Ltd.	31,200	1,391,328
Nitori Holdings Co. Ltd.	8,200	1,386,169
Recruit Holdings Co. Ltd.	66,912	1,546,713
Relo Group, Inc.	55,230	1,245,858
Sundrug Co. Ltd.	29,400	1,514,105
Tsuruha Holdings, Inc.	9,205	1,324,503

TOTAL JAPAN		19,951,581

Kenya - 0.5%
Safaricom Ltd.	4,674,000	1,316,456
Korea (South) - 1.2%
LG Chemical Ltd.	4,628	1,555,739
LG Household & Health Care Ltd.	1,312	1,678,400

TOTAL KOREA (SOUTH)		3,234,139

Luxembourg - 0.6%
Eurofins Scientific SA	2,689	1,454,112
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	78,835	1,417,736
Netherlands - 4.4%
ASML Holding NV (Netherlands)	11,300	2,149,226
Ferrari NV	12,400	1,528,121
Heineken NV (Bearer)	16,300	1,718,403
Interxion Holding N.V. (a)	21,367	1,389,282
RELX NV	89,057	1,894,409
Wolters Kluwer NV	28,300	1,532,069
Yandex NV Series A (a)	39,100	1,304,376

TOTAL NETHERLANDS		11,515,886

Philippines - 1.6%
Ayala Land, Inc.	1,818,600	1,431,225
SM Investments Corp.	78,475	1,421,235
SM Prime Holdings, Inc.	2,108,100	1,391,378

TOTAL PHILIPPINES		4,243,838

South Africa - 2.6%
Capitec Bank Holdings Ltd.	19,103	1,360,019
FirstRand Ltd.	277,000	1,483,481
Naspers Ltd. Class N	10,841	2,641,080
Sanlam Ltd.	210,100	1,327,206

TOTAL SOUTH AFRICA		6,811,786

Spain - 0.6%
Amadeus IT Holding SA Class A	22,624	1,658,369
Sweden - 0.5%
Hexagon AB (B Shares)	24,559	1,424,743
Switzerland - 2.9%
Givaudan SA	672	1,504,710
Julius Baer Group Ltd.	24,390	1,447,507
Lonza Group AG	6,558	1,616,008
Partners Group Holding AG	2,010	1,473,527
Sika AG	206	1,502,906

TOTAL SWITZERLAND		7,544,658

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	95,625	3,676,781
United Kingdom - 8.0%
Ashtead Group PLC	51,800	1,449,795
Beazley PLC	157,600	1,283,365
Bunzl PLC	48,089	1,397,569
Compass Group PLC	81,579	1,752,033
Croda International PLC	22,700	1,394,111
Halma PLC	82,505	1,389,140
Hargreaves Lansdown PLC	59,200	1,458,454
InterContinental Hotel Group PLC	24,296	1,534,943
Intertek Group PLC	22,321	1,506,044
London Stock Exchange Group PLC	26,847	1,589,291
Prudential PLC	85,758	2,205,186
Rentokil Initial PLC	337,890	1,428,082
Rightmove PLC	20,599	1,294,572
St. James's Place Capital PLC	90,754	1,419,955

TOTAL UNITED KINGDOM		21,102,540

United States of America - 14.7%
A.O. Smith Corp.	21,357	1,310,252
Adobe Systems, Inc. (a)	5,851	1,296,582
Alphabet, Inc. Class A (a)	1,311	1,335,358
Amazon.com, Inc. (a)	800	1,252,904
Amphenol Corp. Class A	15,688	1,313,242
Cintas Corp.	7,544	1,284,743
Constellation Brands, Inc. Class A (sub. vtg.)	6,019	1,403,209
Danaher Corp.	13,270	1,331,246
Facebook, Inc. Class A (a)	7,473	1,285,356
Fiserv, Inc. (a)	18,621	1,319,484
Global Payments, Inc.	11,896	1,344,843
HEICO Corp. Class A	17,808	1,284,847
Hilton Worldwide Holdings, Inc.	16,994	1,339,807
Intuit, Inc.	7,439	1,374,653
Marriott International, Inc. Class A	10,084	1,378,281
MasterCard, Inc. Class A	7,480	1,333,460
Mettler-Toledo International, Inc. (a)	2,357	1,319,755
Microsoft Corp.	14,200	1,327,984
Moody's Corp.	8,019	1,300,682
MSCI, Inc.	8,759	1,312,361
Northrop Grumman Corp.	4,152	1,337,110
NVIDIA Corp.	6,200	1,394,380
PayPal Holdings, Inc. (a)	18,100	1,350,441
S&P Global, Inc.	7,138	1,346,227
Sherwin-Williams Co.	3,510	1,290,487
The Booking Holdings, Inc. (a)	636	1,385,208
TransDigm Group, Inc.	4,342	1,391,915
UnitedHealth Group, Inc.	5,602	1,324,313
Visa, Inc. Class A	10,927	1,386,418

TOTAL UNITED STATES OF AMERICA		38,655,548

TOTAL COMMON STOCKS
(Cost $242,050,977)		256,723,348

Nonconvertible Preferred Stocks - 1.2%
Brazil - 1.2%
Itau Unibanco Holding SA sponsored ADR	124,892	1,814,681
Itausa-Investimentos Itau SA (PN)	376,700	1,463,487
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,050,259)		3,278,168

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.74% (d)	1,955,070	1,955,461
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	1,893,562	1,893,751
TOTAL MONEY MARKET FUNDS
(Cost $3,849,212)		3,849,212
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $248,950,448)		263,850,728
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(140,549)
NET ASSETS - 100%		$263,710,179

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,329,291 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,036
Fidelity Securities Lending Cash Central Fund	9,157
Total	$31,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$40,720,765	$23,534,521	$17,186,244	$--
Consumer Staples	16,893,897	12,732,737	4,161,160	--
Energy	1,898,274	--	1,898,274	--
Financials	55,842,142	29,913,681	25,928,461	--
Health Care	10,510,987	8,442,477	2,068,510	--
Industrials	52,910,962	43,630,921	9,280,041	--
Information Technology	52,874,635	43,835,688	9,038,947	--
Materials	16,967,683	15,608,127	1,359,556	--
Real Estate	7,292,277	4,469,674	2,822,603	--
Telecommunication Services	1,316,456	1,316,456	--	--
Utilities	2,773,438	2,773,438	--	--
Money Market Funds	3,849,212	3,849,212	--	--
Total Investments in Securities:	$263,850,728	$190,106,932	$73,743,796	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$15,479,790
Level 2 to Level 1	$14,743,626

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,807,225) — See accompanying schedule: Unaffiliated issuers (cost $245,101,236)	$260,001,516
Fidelity Central Funds (cost $3,849,212)	3,849,212
Total Investment in Securities (cost $248,950,448)		$263,850,728
Foreign currency held at value (cost $73,791)		74,202
Receivable for investments sold		4,945,411
Receivable for fund shares sold		1,641,799
Dividends receivable		623,274
Distributions receivable from Fidelity Central Funds		9,633
Other receivables		28,338
Total assets		271,173,385
Liabilities
Payable for investments purchased	$4,992,096
Payable for fund shares redeemed	348,924
Accrued management fee	135,590
Other payables and accrued expenses	92,996
Collateral on securities loaned	1,893,600
Total liabilities		7,463,206
Net Assets		$263,710,179
Net Assets consist of:
Paid in capital		$249,945,452
Undistributed net investment income		775,236
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,809,829)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,799,320
Net Assets, for 23,400,934 shares outstanding		$263,710,179
Net Asset Value, offering price and redemption price per share ($263,710,179 ÷ 23,400,934 shares)		$11.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,701,249
Income from Fidelity Central Funds		31,193
Income before foreign taxes withheld		1,732,442
Less foreign taxes withheld		(147,800)
Total income		1,584,642
Expenses
Management fee	$718,926
Independent trustees' fees and expenses	409
Miscellaneous	48
Total expenses before reductions	719,383
Expense reductions	(59,336)	660,047
Net investment income (loss)		924,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $37)	(1,784,370)
Fidelity Central Funds	758
Foreign currency transactions	9,887
Total net realized gain (loss)		(1,773,725)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $92,996)	4,384,324
Assets and liabilities in foreign currencies	(5,078)
Total change in net unrealized appreciation (depreciation)		4,379,246
Net gain (loss)		2,605,521
Net increase (decrease) in net assets resulting from operations		$3,530,116

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$924,595	$223,392
Net realized gain (loss)	(1,773,725)	147,544
Change in net unrealized appreciation (depreciation)	4,379,246	10,420,074
Net increase (decrease) in net assets resulting from operations	3,530,116	10,791,010
Distributions to shareholders from net investment income	(365,189)	–
Distributions to shareholders from net realized gain	(191,290)	–
Total distributions	(556,479)	–
Share transactions
Proceeds from sales of shares	114,471,657	174,806,251
Reinvestment of distributions	556,479	–
Cost of shares redeemed	(29,695,240)	(10,193,615)
Net increase (decrease) in net assets resulting from share transactions	85,332,896	164,612,636
Total increase (decrease) in net assets	88,306,533	175,403,646
Net Assets
Beginning of period	175,403,646	–
End of period	$263,710,179	$175,403,646
Other Information
Undistributed net investment income end of period	$775,236	$215,830
Shares
Sold	10,026,589	16,893,772
Issued in reinvestment of distributions	50,133	–
Redeemed	(2,609,457)	(960,103)
Net increase (decrease)	7,467,265	15,933,669

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Capital Appreciation K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.02
Net realized and unrealized gain (loss)	.24	.99
Total from investment operations	.29	1.01
Distributions from net investment income	(.02)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.03)	–
Net asset value, end of period	$11.27	$11.01
Total ReturnC,D	2.66%	10.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.65%G
Expenses net of fee waivers, if any	.65%G	.65%G
Expenses net of all reductions	.60%G	.65%G
Net investment income (loss)	.84%G	.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$263,710	$175,404
Portfolio turnover rateH	178%G,I	81%I,J

 A For the period May 25, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity International Capital Appreciation K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,504,395
Gross unrealized depreciation	(5,103,841)
Net unrealized appreciation (depreciation)	$14,400,554
Tax cost	$249,450,174

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $245,034,239 and $190,442,433, respectively.

Exchanges In-Kind. Investments and cash received in-kind through subscriptions totaled $29,374,572 in exchange for 2,605,896 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .65% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,031 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $165,479,456 in exchange for 16,003,816 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,157. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $59,314 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $22.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	.65%	$1,000.00	$1,026.60	$3.27
Hypothetical-C		$1,000.00	$1,021.57	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

IVFK6-SANN-0618
1.9883990.100

Fidelity® Series Canada Fund Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2018
Canada	96.8%
United States of America*	3.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018

% of fund's net assets
Stocks	96.8
Short-Term Investments and Net Other Assets (Liabilities)	3.2

Top Ten Stocks as of April 30, 2018

% of fund's net assets
The Toronto-Dominion Bank (Banks)	10.3
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	7.0
Bank of Nova Scotia (Banks)	5.0
Royal Bank of Canada (Banks)	4.9
Sun Life Financial, Inc. (Insurance)	4.4
Canadian Pacific Railway Ltd. (Road & Rail)	4.2
National Bank of Canada (Banks)	4.0
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.8
Canadian National Railway Co. (Road & Rail)	3.4
Nutrien Ltd. (Chemicals)	3.4
50.4

Top Market Sectors as of April 30, 2018

% of fund's net assets
Financials	38.4
Energy	19.5
Materials	11.0
Industrials	9.2
Consumer Staples	6.2
Information Technology	4.7
Consumer Discretionary	3.4
Telecommunication Services	3.2
Utilities	0.7
Real Estate	0.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2018, 26.4% of the Fund’s total assets were invested in the Diversified Banks industry, which accounts for more than 20% of the Canadian market.

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 1.1%
Magna International, Inc. Class A (sub. vtg.)	265,400	$15,674,506
Hotels, Restaurants & Leisure - 0.4%
Cara Operations Ltd.	253,200	5,269,289
Leisure Products - 0.2%
BRP, Inc.	92,500	3,741,929
Media - 1.1%
Cogeco Communications, Inc.	174,000	9,270,875
Quebecor, Inc. Class B (sub. vtg.)	379,800	7,081,594
		16,352,469
Specialty Retail - 0.4%
AutoCanada, Inc.	330,300	5,613,261
Textiles, Apparel & Luxury Goods - 0.2%
ERO Copper Corp.	541,700	3,375,209

TOTAL CONSUMER DISCRETIONARY		50,026,663

CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 6.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,129,300	48,823,897
George Weston Ltd.	442,900	36,285,409
North West Co., Inc.	339,500	7,300,592
		92,409,898
ENERGY - 19.5%
Energy Equipment & Services - 1.0%
Canadian Energy Services & Technology Corp.	2,405,100	11,782,452
ShawCor Ltd. Class A	144,147	2,788,747
		14,571,199
Oil, Gas & Consumable Fuels - 18.5%
Canadian Natural Resources Ltd.	1,556,200	56,141,738
Cenovus Energy, Inc.	1,893,400	18,964,231
Enbridge, Inc.	961,000	29,108,057
Kinder Morgan Canada Ltd. (a)(b)	244,100	3,150,229
NuVista Energy Ltd. (c)	751,900	4,936,732
Parkland Fuel Corp.	299,600	6,955,938
Peyto Exploration & Development Corp.	760,300	7,188,786
Pinnacle Renewable Holds, Inc.	521,900	5,808,599
PrairieSky Royalty Ltd.	1,459,200	32,355,952
Suncor Energy, Inc.	2,696,200	103,106,367
Whitecap Resources, Inc.	847,400	6,137,949
		273,854,578

TOTAL ENERGY		288,425,777

FINANCIALS - 38.4%
Banks - 26.4%
Bank of Montreal	419,600	31,866,658
Bank of Nova Scotia	1,193,000	73,329,616
National Bank of Canada	1,252,800	59,500,560
Royal Bank of Canada	960,900	73,073,154
The Toronto-Dominion Bank	2,710,500	152,228,788
		389,998,776
Capital Markets - 3.5%
Brookfield Asset Management, Inc. Class A	448,800	17,788,412
CI Financial Corp.	977,600	20,573,038
Gluskin Sheff + Associates, Inc.	266,400	3,222,238
TMX Group Ltd.	165,700	9,994,009
		51,577,697
Insurance - 8.5%
Intact Financial Corp.	293,700	22,394,353
Power Corp. of Canada (sub. vtg.)	1,617,800	38,443,147
Sun Life Financial, Inc.	1,585,900	65,464,154
		126,301,654

TOTAL FINANCIALS		567,878,127

INDUSTRIALS - 9.2%
Professional Services - 0.4%
Stantec, Inc.	248,500	6,323,062
Road & Rail - 8.4%
Canadian National Railway Co.	650,400	50,235,732
Canadian Pacific Railway Ltd.	341,400	62,294,631
TransForce, Inc.	396,800	11,487,251
		124,017,614
Trading Companies & Distributors - 0.4%
Toromont Industries Ltd.	131,600	5,763,362

TOTAL INDUSTRIALS		136,104,038

INFORMATION TECHNOLOGY - 4.7%
IT Services - 1.8%
CGI Group, Inc. Class A (sub. vtg.) (c)	470,400	27,257,884
Software - 2.9%
Constellation Software, Inc.	32,900	23,513,398
Open Text Corp.	534,500	18,870,583
		42,383,981

TOTAL INFORMATION TECHNOLOGY		69,641,865

MATERIALS - 11.0%
Chemicals - 3.5%
Methanex Corp.	24,300	1,464,681
Nutrien Ltd.	1,089,578	49,601,491
		51,066,172
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	374,600	18,170,558
Metals & Mining - 5.8%
Agnico Eagle Mines Ltd. (Canada)	434,700	18,292,645
Barrick Gold Corp.	413,700	5,567,768
Franco-Nevada Corp.	341,800	24,243,721
HudBay Minerals, Inc.	711,200	4,968,623
Lundin Mining Corp.	2,148,300	14,222,166
Premier Gold Mines Ltd. (c)	1,375,600	2,914,157
Wheaton Precious Metals Corp.	756,700	15,706,262
		85,915,342
Paper & Forest Products - 0.5%
Western Forest Products, Inc.	3,557,900	7,675,831

TOTAL MATERIALS		162,827,903

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Allied Properties (REIT)	229,900	7,427,277
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.6%
TELUS Corp.	673,400	24,099,638
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc. Class B (non-vtg.)	483,100	22,805,165

TOTAL TELECOMMUNICATION SERVICES		46,904,803

UTILITIES - 0.7%
Electric Utilities - 0.7%
Hydro One Ltd. (b)	708,100	11,245,110
TOTAL COMMON STOCKS
(Cost $1,415,459,544)		1,432,891,461

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.74% (d)	44,034,541	44,043,348
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	2,461,104	2,461,350
TOTAL MONEY MARKET FUNDS
(Cost $46,504,944)		46,504,698
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,461,964,488)		1,479,396,159
NET OTHER ASSETS (LIABILITIES) - 0.0%		237,447
NET ASSETS - 100%		$1,479,633,606

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,395,339 or 1.0% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$252,682
Fidelity Securities Lending Cash Central Fund	632
Total	$253,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,339,537) — See accompanying schedule: Unaffiliated issuers (cost $1,415,459,544)	$1,432,891,461
Fidelity Central Funds (cost $46,504,944)	46,504,698
Total Investment in Securities (cost $1,461,964,488)		$1,479,396,159
Foreign currency held at value (cost $1,330,985)		1,330,985
Receivable for investments sold		1,554,496
Receivable for fund shares sold		363,907
Dividends receivable		1,657,529
Distributions receivable from Fidelity Central Funds		61,289
Other receivables		30,961
Total assets		1,484,395,326
Liabilities
Payable for investments purchased	$2,069,916
Payable for fund shares redeemed	222,857
Other payables and accrued expenses	7,347
Collateral on securities loaned	2,461,600
Total liabilities		4,761,720
Net Assets		$1,479,633,606
Net Assets consist of:
Paid in capital		$1,463,146,419
Undistributed net investment income		10,561,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,505,534)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,431,286
Net Assets, for 141,845,697 shares outstanding		$1,479,633,606
Net Asset Value, offering price and redemption price per share ($1,479,633,606 ÷ 141,845,697 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$20,796,690
Income from Fidelity Central Funds		253,314
Income before foreign taxes withheld		21,050,004
Less foreign taxes withheld		(3,105,591)
Total income		17,944,413
Expenses
Custodian fees and expenses	$13,389
Independent trustees' fees and expenses	2,905
Miscellaneous	305
Total expenses		16,599
Net investment income (loss)		17,927,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,868,308)
Fidelity Central Funds	(4)
Foreign currency transactions	(108,823)
Total net realized gain (loss)		(6,977,135)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(24,754,675)
Fidelity Central Funds	(246)
Assets and liabilities in foreign currencies	24,141
Total change in net unrealized appreciation (depreciation)		(24,730,780)
Net gain (loss)		(31,707,915)
Net increase (decrease) in net assets resulting from operations		$(13,780,101)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	For the period August 15, 2017 (commencement of operations) to October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,927,814	$6,106,214
Net realized gain (loss)	(6,977,135)	(1,889,438)
Change in net unrealized appreciation (depreciation)	(24,730,780)	42,162,066
Net increase (decrease) in net assets resulting from operations	(13,780,101)	46,378,842
Distributions to shareholders from net investment income	(13,472,593)	–
Distributions to shareholders from net realized gain	(2,638,961)	–
Total distributions	(16,111,554)	–
Share transactions
Proceeds from sales of shares	103,599,019	1,473,942,687
Reinvestment of distributions	16,111,554	–
Cost of shares redeemed	(87,152,522)	(43,354,319)
Net increase (decrease) in net assets resulting from share transactions	32,558,051	1,430,588,368
Total increase (decrease) in net assets	2,666,396	1,476,967,210
Net Assets
Beginning of period	1,476,967,210	–
End of period	$1,479,633,606	$1,476,967,210
Other Information
Undistributed net investment income end of period	$10,561,435	$6,106,214
Shares
Sold	9,783,368	142,690,282
Issued in reinvestment of distributions	1,522,831	–
Redeemed	(8,072,286)	(4,078,498)
Net increase (decrease)	3,233,913	138,611,784

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.06
Net realized and unrealized gain (loss)	(.24)	.60
Total from investment operations	(.11)	.66
Distributions from net investment income	(.10)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.12)	–
Net asset value, end of period	$10.43	$10.66
Total ReturnC,D	(1.08)%	6.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	- %G,H	- %G,H
Net investment income (loss)	2.39%G	2.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,479,634	$1,476,967
Portfolio turnover rateI	36%G	3%J

 A For the period August 15, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Series Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$72,010,274
Gross unrealized depreciation	(56,019,344)
Net unrealized appreciation (depreciation)	$15,990,930
Tax cost	$1,463,405,229

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(387,362)
Long-term	(647)
Total capital loss carryforward	$(388,009)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $292,317,104 and $261,516,538, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $305 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $632. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Actual	-%C	$1,000.00	$989.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

SAD-SANN-0618
1.9883883.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018